UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-01944

Principal Variable Contracts Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080
(Address of principal executive offices)	(Zip code)

     Princor Financial Services Corporation, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	December 31, 2011
Date of reporting period:	June 30, 2011

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Variable Contracts Funds, Inc.

Semiannual Report June 30, 2011

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Table of Contents

Financial Statements	1
Notes to Financial Statements	42
Schedules of Investments	73
Financial Highlights	214
Shareholder Expense Example	236
Supplemental Information	240

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2011 (unaudited)

			Bond &
	Asset		Mortgage
	Allocation	Balanced	Securities
Amounts in thousands, except per share amounts	Account	Account	Account
Investment in securities--at cost	$ 61,091	$ 53,329	$ 368,703
Foreign currency--at cost	$ 64	$ –	$ –
Assets
Investment in securities--at value	$ 63,554	$ 57,406	$ 367,922
Foreign currency--at value	64	–	–
Cash	577	258	177
Cash in joint trading account	435	117	1,683
Receivables:
Dividends and interest	227	210	2,789
Foreign currency contracts	52	–	–
Fund shares sold	4	1	72
Investment securities sold	203	1,242	14,309
Swap premiums paid	–	–	28
Unrealized gain on swap agreements	–	–	3
Variation margin on futures contracts	109	–	6
Total Assets	65,225	59,234	386,989
Liabilities
Accrued management and investment advisory fees	40	27	122
Accrued directors' expenses	1	1	2
Accrued other expenses	34	20	13
Payables:
Foreign currency contracts	27	–	–
Fund shares redeemed	16	25	1,049
Investment securities purchased	3,846	3,243	49,154
Swap premiums received	–	–	290
Unrealized loss on swap agreements	–	–	111
Total Liabilities	3,964	3,316	50,741
Net Assets Applicable to Outstanding Shares	$ 61,261	$ 55,918	$ 336,248

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 56,520	$ 62,116	$ 373,601
Accumulated undistributed (overdistributed) net investment income (loss)	452	531	6,732
Accumulated undistributed (overdistributed) net realized gain (loss)	1,623	(10,806)	(43,209)
Net unrealized appreciation (depreciation) of investments	2,638	4,077	(876)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency .	28	–	–
Total Net Assets	$ 61,261	$ 55,918	$ 336,248
Capital Stock (par value: $.01 a share):
Shares authorized	100,000	100,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 61,261	$ 55,918	$ 336,248
Shares issued and outstanding	5,141	3,951	30,542
Net Asset Value per share	$ 11.92	$ 14.15	$ 11.01

See accompanying notes.

1

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2011 (unaudited)

	Diversified		Diversified
	Balanced	Diversified	International
Amounts in thousands, except per share amounts	Account	Growth Account	Account
Investment in securities--at cost	$ –	$ –	$ 450,096
Investment in affiliated securities--at cost	$ 228,298	$ 531,871	$ –
Foreign currency--at cost	$ –	$ –	$ 544
Assets
Investment in securities--at value	$ –	$ –	$ 530,350
Investment in affiliated securities--at value	244,119	569,996	–
Foreign currency--at value	–	–	546
Cash	–	–	482
Cash in joint trading account	–	–	1,057
Receivables:
Dividends and interest	–	–	1,779
Fund shares sold	–	727	133
Investment securities sold	–	–	6,448
Total Assets	244,119	570,723	540,795
Liabilities
Accrued management and investment advisory fees	9	22	353
Accrued distribution fees	48	111	–
Accrued directors' expenses	1	1	3
Accrued other expenses	1	–	170
Payables:
Fund shares redeemed	312	–	223
Investment securities purchased	–	–	6,383
Total Liabilities	371	134	7,132
Net Assets Applicable to Outstanding Shares	$ 243,748	$ 570,589	$ 533,663

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 228,188	$ 533,007	$ 614,279
Accumulated undistributed (overdistributed) net investment income (loss)	(271)	(561)	5,551
Accumulated undistributed (overdistributed) net realized gain (loss)	10	18	(166,424)
Net unrealized appreciation (depreciation) of investments	15,821	38,125	80,254
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency .	–	–	3
Total Net Assets	$ 243,748	$ 570,589	$ 533,663
Capital Stock (par value: $.01 a share):
Shares authorized	50,000	50,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	N/A	N/A	$ 531,354
Shares issued and outstanding			40,638
Net Asset Value per share			$ 13.08
Class 2: Net Assets	$ 243,748	$ 570,589	$ 2,309
Shares issued and outstanding	21,466	49,191	175
Net Asset Value per share	$ 11.35	$ 11.60	$ 13.16

See accompanying notes.

2

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2011 (unaudited)

		Government &
	Equity	High Quality
Amounts in thousands, except per share amounts	Income Account	Bond Account	Income Account
Investment in securities--at cost	$ 586,564	$ 473,442	$ 220,636
Foreign currency--at cost	$ –	$ –	$ 23
Assets
Investment in securities--at value	$ 693,210	$ 485,022	$ 235,851
Foreign currency--at value	–	–	24
Cash	54	–	–
Cash in joint trading account	881	954	1,601
Receivables:
Dividends and interest	2,775	2,033	2,828
Fund shares sold	120	47	1
Investment securities sold	52	4,011	–
Total Assets	697,092	492,067	240,305
Liabilities
Accrued management and investment advisory fees	269	197	98
Accrued distribution fees	6	–	1
Accrued directors' expenses	2	2	1
Accrued other expenses	63	1	3
Cash overdraft	–	144	9
Payables:
Fund shares redeemed	928	487	68
Investment securities purchased	–	11,997	2,460
Total Liabilities	1,268	12,828	2,640
Net Assets Applicable to Outstanding Shares	$ 695,824	$ 479,239	$ 237,665

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 705,415	$ 489,147	$ 222,894
Accumulated undistributed (overdistributed) net investment income (loss)	9,871	8,261	5,167
Accumulated undistributed (overdistributed) net realized gain (loss)	(126,108)	(29,749)	(5,612)
Net unrealized appreciation (depreciation) of investments	106,646	11,580	15,215
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency .	–	–	1
Total Net Assets	$ 695,824	$ 479,239	$ 237,665
Capital Stock (par value: $.01 a share):
Shares authorized	200,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 667,319	$ 478,004	$ 233,027
Shares issued and outstanding	42,504	45,473	22,322
Net Asset Value per share	$ 15.70	$ 10.51	$ 10.44
Class 2: Net Assets	$ 28,505	$ 1,235	$ 4,638
Shares issued and outstanding	1,825	117	446
Net Asset Value per share	$ 15.62	$ 10.53	$ 10.40

See accompanying notes.

3

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2011 (unaudited)

	International
	Emerging	LargeCap	LargeCap
Amounts in thousands, except per share amounts	Markets Account	Blend Account II	Growth Account
Investment in securities--at cost	$ 155,437	$ 150,271	$ 159,313
Foreign currency--at cost	$ 640	$ –	$ –
Assets
Investment in securities--at value	$ 181,756	$ 176,510	$ 209,728
Foreign currency--at value	642	–	–
Cash	824	985	350
Cash in joint trading account	60	435	25
Receivables:
Dividends and interest	664	206	166
Expense reimbursement from Manager	–	2	–
Foreign tax refund	46	–	–
Fund shares sold	55	1,214	8
Investment securities sold	484	306	–
Variation margin on futures contracts	–	35	–
Total Assets	184,531	179,693	210,277
Liabilities
Accrued management and investment advisory fees	187	108	112
Accrued distribution fees	–	–	1
Accrued directors' expenses	1	2	1
Accrued other expenses	119	15	3
Payables:
Fund shares redeemed	175	27	305
Investment securities purchased	1,348	368	–
Total Liabilities	1,830	520	422
Net Assets Applicable to Outstanding Shares	$ 182,701	$ 179,173	$ 209,855

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 172,665	$ 202,577	$ 220,894
Accumulated undistributed (overdistributed) net investment income (loss)	1,280	1,025	247
Accumulated undistributed (overdistributed) net realized gain (loss)	(17,564)	(50,777)	(61,701)
Net unrealized appreciation (depreciation) of investments	26,319	26,348	50,415
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency .	1	–	–
Total Net Assets	$ 182,701	$ 179,173	$ 209,855
Capital Stock (par value: $.01 a share):
Shares authorized	100,000	300,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 182,701	$ 178,333	$ 209,142
Shares issued and outstanding	10,351	24,788	13,284
Net Asset Value per share	$ 17.65	$ 7.19	$ 15.74
Class 2: Net Assets	N/A	$ 840	$ 713
Shares issued and outstanding		116	46
Net Asset Value per share		$ 7.24	$ 15.71

See accompanying notes.

4

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2011 (unaudited)

	LargeCap	LargeCap
	Growth	S&P 500	LargeCap
Amounts in thousands, except per share amounts	Account I	Index Account	Value Account
Investment in securities--at cost	$ 194,948	$ 457,852	$ 200,208
Assets
Investment in securities--at value	$ 254,231	$ 508,180	$ 218,746
Cash	1,703	99	33
Cash in joint trading account	457	2,706	472
Receivables:
Dividends and interest	130	593	213
Expense reimbursement from Manager	3	–	–
Fund shares sold	53	435	115
Investment securities sold	1,317	2,105	–
Variation margin on futures contracts	44	36	26
Total Assets	257,938	514,154	219,605
Liabilities
Accrued management and investment advisory fees	156	97	105
Accrued directors' expenses	2	1	1
Accrued other expenses	6	16	5
Payables:
Fund shares redeemed	93	161	67
Investment securities purchased	1,048	15,051	–
Total Liabilities	1,305	15,326	178
Net Assets Applicable to Outstanding Shares	$ 256,633	$ 498,828	$ 219,427

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 220,423	$ 449,377	$ 241,511
Accumulated undistributed (overdistributed) net investment income (loss)	119	3,520	1,122
Accumulated undistributed (overdistributed) net realized gain (loss)	(23,350)	(4,447)	(41,847)
Net unrealized appreciation (depreciation) of investments	59,441	50,378	18,641
Total Net Assets	$ 256,633	$ 498,828	$ 219,427
Capital Stock (par value: $.01 a share):
Shares authorized	100,000	100,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 256,633	$ 498,828	$ 219,427
Shares issued and outstanding	11,320	52,927	8,497
Net Asset Value per share	$ 22.67	$ 9.42	$ 25.82

See accompanying notes.

5

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2011 (unaudited)

			Principal Capital
	MidCap	Money	Appreciation
Amounts in thousands, except per share amounts	Blend Account	Market Account	Account
Investment in securities--at cost	$ 472,964	$ 303,796	$ 115,088
Foreign currency--at cost	$ 7	$ –	$ –
Assets
Investment in securities--at value	$ 595,720	$ 303,796	$ 163,345
Foreign currency--at value	7	–	–
Cash	10	182	10
Cash in joint trading account	307	–	530
Receivables:
Dividends and interest	394	12	164
Expense reimbursement from Manager	–	53	–
Fund shares sold	107	293	43
Investment securities sold	1,369	–	148
Total Assets	597,914	304,336	164,240
Liabilities
Accrued management and investment advisory fees	257	112	82
Accrued distribution fees	2	1	1
Accrued directors' expenses	4	2	1
Accrued other expenses	26	9	8
Payables:
Fund shares redeemed	1,358	176	78
Investment securities purchased	2,396	500	95
Total Liabilities	4,043	800	265
Net Assets Applicable to Outstanding Shares	$ 593,871	$ 303,536	$ 163,975

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 484,287	$ 303,547	$ 114,369
Accumulated undistributed (overdistributed) net investment income (loss)	(2,506)	–	757
Accumulated undistributed (overdistributed) net realized gain (loss)	(10,666)	(11)	592
Net unrealized appreciation (depreciation) of investments	122,756	–	48,257
Total Net Assets	$ 593,871	$ 303,536	$ 163,975
Capital Stock (par value: $.01 a share):
Shares authorized	105,000	1,500,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 581,693	$ 301,568	$ 157,645
Shares issued and outstanding	13,834	301,579	7,029
Net Asset Value per share	$ 42.05	$ 1.00	$ 22.43
Class 2: Net Assets	$ 12,178	$ 1,968	$ 6,330
Shares issued and outstanding	290	1,968	284
Net Asset Value per share	$ 41.98	$ 1.00	$ 22.32

See accompanying notes.

6

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2011 (unaudited)

	Principal	Principal	Principal
	LifeTime	LifeTime	LifeTime
Amounts in thousands, except per share amounts	2010 Account	2020 Account	2030 Account
Investment in affiliated securities--at cost	$ 49,808	$ 205,906	$ 78,515
Assets
Investment in affiliated securities--at value	$ 51,582	$ 210,771	$ 88,840
Receivables:
Dividends and interest	40	47	12
Fund shares sold	1	5	3
Total Assets	51,623	210,823	88,855
Liabilities
Accrued management and investment advisory fees	1	5	2
Accrued directors' expenses	1	2	1
Accrued other expenses	1	1	1
Payables:
Fund shares redeemed	289	352	137
Total Liabilities	292	360	141
Net Assets Applicable to Outstanding Shares	$ 51,331	$ 210,463	$ 88,714

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 56,232	$ 226,670	$ 79,707
Accumulated undistributed (overdistributed) net investment income (loss)	213	355	94
Accumulated undistributed (overdistributed) net realized gain (loss)	(6,888)	(21,427)	(1,412)
Net unrealized appreciation (depreciation) of investments	1,774	4,865	10,325
Total Net Assets	$ 51,331	$ 210,463	$ 88,714
Capital Stock (par value: $.01 a share):
Shares authorized	100,000	100,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 51,331	$ 210,463	$ 88,714
Shares issued and outstanding	4,799	18,584	7,731
Net Asset Value per share	$ 10.70	$ 11.32	$ 11.48

See accompanying notes.

7

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2011 (unaudited)

			Principal
	Principal	Principal	LifeTime
	LifeTime	LifeTime	Strategic
Amounts in thousands, except per share amounts	2040 Account	2050 Account	Income Account
Investment in affiliated securities--at cost	$ 23,310	$ 13,981	$ 28,213
Assets
Investment in affiliated securities--at value	$ 24,276	$ 14,636	$ 29,080
Receivables:
Dividends and interest	5	3	33
Fund shares sold	45	1	5
Total Assets	24,326	14,640	29,118
Liabilities
Accrued management and investment advisory fees	1	–	1
Accrued directors' expenses	1	1	1
Accrued other expenses	1	1	1
Payables:
Fund shares redeemed	9	2	33
Total Liabilities	12	4	36
Net Assets Applicable to Outstanding Shares	$ 24,314	$ 14,636	$ 29,082

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 25,403	$ 15,168	$ 30,968
Accumulated undistributed (overdistributed) net investment income (loss)	21	8	202
Accumulated undistributed (overdistributed) net realized gain (loss)	(2,076)	(1,195)	(2,955)
Net unrealized appreciation (depreciation) of investments	966	655	867
Total Net Assets	$ 24,314	$ 14,636	$ 29,082
Capital Stock (par value: $.01 a share):
Shares authorized	100,000	100,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 24,314	$ 14,636	$ 29,082
Shares issued and outstanding	2,067	1,250	2,822
Net Asset Value per share	$ 11.76	$ 11.71	$ 10.31

See accompanying notes.

8

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2011 (unaudited)

			SAM
	Real Estate	SAM	Conservative
	Securities	Balanced	Balanced
Amounts in thousands, except per share amounts	Account	Portfolio	Portfolio
Investment in securities--at cost	$ 114,437	$ –	$ –
Investment in affiliated securities--at cost	$ –	$ 812,254	$ 179,060
Assets
Investment in securities--at value	$ 151,461	$ –	$ –
Investment in affiliated securities--at value	–	951,212	202,876
Cash	106	–	–
Receivables:
Dividends and interest	334	451	134
Fund shares sold	249	2	2
Total Assets	152,150	951,665	203,012
Liabilities
Accrued management and investment advisory fees	110	175	38
Accrued distribution fees	–	21	3
Accrued directors' expenses	1	8	2
Accrued other expenses	3	3	1
Payables:
Fund shares redeemed	69	1,321	247
Total Liabilities	183	1,528	291
Net Assets Applicable to Outstanding Shares	$ 151,967	$ 950,137	$ 202,721

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 149,993	$ 820,177	$ 181,837
Accumulated undistributed (overdistributed) net investment income (loss)	239	3,952	1,043
Accumulated undistributed (overdistributed) net realized gain (loss)	(35,289)	(12,950)	(3,975)
Net unrealized appreciation (depreciation) of investments	37,024	138,958	23,816
Total Net Assets	$ 151,967	$ 950,137	$ 202,721
Capital Stock (par value: $.01 a share):
Shares authorized	300,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 151,653	$ 846,060	$ 186,964
Shares issued and outstanding	10,314	55,201	15,991
Net Asset Value per share	$ 14.70	$ 15.33	$ 11.69
Class 2: Net Assets	$ 314	$ 104,077	$ 15,757
Shares issued and outstanding	21	6,829	1,356
Net Asset Value per share	$ 14.79	$ 15.24	$ 11.62

See accompanying notes.

9

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2011 (unaudited)

	SAM
	Conservative	SAM Flexible	SAM Strategic
Amounts in thousands, except per share amounts	Growth Portfolio	Income Portfolio	Growth Portfolio
Investment in affiliated securities--at cost	$ 196,875	$ 190,308	$ 138,702
Assets
Investment in affiliated securities--at value	$ 231,414	$ 213,917	$ 163,210
Receivables:
Dividends and interest	52	193	11
Fund shares sold	6	28	34
Total Assets	231,472	214,138	163,255
Liabilities
Accrued management and investment advisory fees	42	40	30
Accrued distribution fees	17	4	15
Accrued directors' expenses	2	2	1
Accrued other expenses	2	1	1
Payables:
Fund shares redeemed	263	218	15
Total Liabilities	326	265	62
Net Assets Applicable to Outstanding Shares	$ 231,146	$ 213,873	$ 163,193

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 213,339	$ 193,051	$ 148,599
Accumulated undistributed (overdistributed) net investment income (loss)	530	1,398	178
Accumulated undistributed (overdistributed) net realized gain (loss)	(17,262)	(4,185)	(10,092)
Net unrealized appreciation (depreciation) of investments	34,539	23,609	24,508
Total Net Assets	$ 231,146	$ 213,873	$ 163,193
Capital Stock (par value: $.01 a share):
Shares authorized	200,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 145,621	$ 193,964	$ 90,277
Shares issued and outstanding	9,177	15,525	5,151
Net Asset Value per share	$ 15.87	$ 12.49	$ 17.53
Class 2: Net Assets	$ 85,525	$ 19,909	$ 72,916
Shares issued and outstanding	5,428	1,602	4,184
Net Asset Value per share	$ 15.76	$ 12.43	$ 17.43

See accompanying notes.

10

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2011 (unaudited)

			SmallCap
	Short-Term	SmallCap	Growth
Amounts in thousands, except per share amounts	Income Account	Blend Account	Account II
Investment in securities--at cost	$ 224,196	$ 42,517	$ 47,183
Assets
Investment in securities--at value	$ 227,260	$ 54,812	$ 60,932
Cash	55	25	1,120
Cash in joint trading account	649	238	498
Receivables:
Dividends and interest	1,894	41	13
Expense reimbursement from Manager	2	–	1
Fund shares sold	490	4	38
Investment securities sold	2	521	255
Variation margin on futures contracts	61	3	37
Total Assets	230,413	55,644	62,894
Liabilities
Accrued management and investment advisory fees	93	39	49
Accrued distribution fees	1	–	1
Accrued directors' expenses	1	1	1
Accrued other expenses	2	6	15
Payables:
Fund shares redeemed	59	12	20
Investment securities purchased	–	34	138
Total Liabilities	156	92	224
Net Assets Applicable to Outstanding Shares	$ 230,257	$ 55,552	$ 62,670

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 246,065	$ 58,322	$ 81,416
Accumulated undistributed (overdistributed) net investment income (loss)	2,723	(48)	(245)
Accumulated undistributed (overdistributed) net realized gain (loss)	(21,513)	(15,037)	(32,477)
Net unrealized appreciation (depreciation) of investments	2,982	12,315	13,976
Total Net Assets	$ 230,257	$ 55,552	$ 62,670
Capital Stock (par value: $.01 a share):
Shares authorized	300,000	100,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 228,589	$ 55,552	$ 59,548
Shares issued and outstanding	89,866	6,238	4,876
Net Asset Value per share	$ 2.54	$ 8.91	$ 12.21
Class 2: Net Assets	$ 1,668	N/A	$ 3,122
Shares issued and outstanding	657		259
Net Asset Value per share	$ 2.54		$ 12.07

See accompanying notes.

11

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

		SmallCap
Amounts in thousands, except per share amounts		Value Account I
Investment in securities--at cost		$ 94,855
Assets
Investment in securities--at value		$ 111,003
Cash		1,003
Cash in joint trading account		510
Receivables:
Dividends and interest		195
Expense reimbursement from Manager		15
Fund shares sold		834
Investment securities sold		1,336
Variation margin on futures contracts		20
	Total Assets	114,916
Liabilities
Accrued management and investment advisory fees		98
Accrued directors' expenses		1
Accrued other expenses		19
Payables:
Fund shares redeemed		12
Investment securities purchased		1,285
	Total Liabilities	1,415
Net Assets Applicable to Outstanding Shares		$ 113,501

Net Assets Consist of:
Capital Shares and additional paid-in-capital		$ 118,706
Accumulated undistributed (overdistributed) net investment income (loss)		316
Accumulated undistributed (overdistributed) net realized gain (loss)		(21,783)
Net unrealized appreciation (depreciation) of investments		16,262
	Total Net Assets	$ 113,501
Capital Stock (par value: $.01 a share):
Shares authorized		300,000
Net Asset Value Per Share:
Class 1: Net Assets		$ 113,359
Shares issued and outstanding		7,920
Net Asset Value per share		$ 14.31
Class 2: Net Assets		$ 142
Shares issued and outstanding		10
Net Asset Value per share		$ 14.29

See accompanying notes.

12

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2011 (unaudited)

	Asset		Bond & Mortgage
Amounts in thousands	Allocation Account	Balanced Account	Securities Account
Net Investment Income (Loss)
Income:
Dividends	$ 429	$ 294	$ –
Withholding tax	(26)	(6)	–
Interest	402	461	7,780
Total Income	805	749	7,780
Expenses:
Management and investment advisory fees	249	170	738
Custodian fees	27	13	9
Directors' expenses	2	2	6
Professional fees	3	2	1
Other expenses	1	–	2
Total Expenses	282	187	756
Net Investment Income (Loss)	523	562	7,024

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	2,886	3,282	(4,215)
Foreign currency transactions	128	–	–
Futures contracts	(136)	16	111
Swap agreements	–	–	(910)
Change in unrealized appreciation/depreciation of:
Investments	(850)	(376)	10,804
Futures contracts	131	(4)	13
Swap agreements	–	–	202
Translation of assets and liabilities in foreign currencies	(37)	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies	2,122	2,918	6,005
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 2,645	$ 3,480	$ 13,029

See accompanying notes.

13

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2011 (unaudited)

			Diversified
	Diversified	Diversified	International
Amounts in thousands	Balanced Account	Growth Account	Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 38	$ 113	$ –
Dividends	–	–	11,232
Withholding tax	–	–	(1,368)
Interest	–	–	1
Total Income	38	113	9,865
Expenses:
Management and investment advisory fees	50	111	2,187
Distribution Fees - Class 2	253	554	3
Custodian fees	–	–	142
Directors' expenses	3	6	7
Professional fees	1	1	7
Other expenses	1	1	2
Total Expenses	308	673	2,348
Net Investment Income (Loss)	(270)	(560)	7,517

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	–	–	28,618
Investment transactions in affiliated securities	10	21	–
Foreign currency transactions	–	–	(43)
Change in unrealized appreciation/depreciation of:
Investments	–	–	(12,706)
Investments in affiliated securities	8,032	18,899	–
Translation of assets and liabilities in foreign currencies	–	–	(12)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies	8,042	18,920	15,857
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 7,772	$ 18,360	$ 23,374

See accompanying notes.

14

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2011 (unaudited)

		Government &
	Equity	High Quality
Amounts in thousands	Income Account	Bond Account	Income Account
Net Investment Income (Loss)
Income:
Dividends	$ 12,279	$ –	$ –
Withholding tax	(440)	–	–
Interest	21	9,610	6,957
Total Income	11,860	9,610	6,957
Expenses:
Management and investment advisory fees	1,479	1,198	581
Distribution Fees - Class 2	37	2	6
Custodian fees	2	3	2
Directors' expenses	5	5	1
Professional fees	2	2	2
Other expenses	1	1	–
Total Expenses	1,526	1,211	592
Net Investment Income (Loss)	10,334	8,399	6,365

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	3,659	1,330	(1,017)
Change in unrealized appreciation/depreciation of:
Investments	19,065	1,663	2,825
Translation of assets and liabilities in foreign currencies	–	–	1
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies	22,724	2,993	1,809
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 33,058	$ 11,392	$ 8,174

See accompanying notes.

15

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2011 (unaudited)

	International
	Emerging	LargeCap	LargeCap
Amounts in thousands	Markets Account	Blend Account II	Growth Account
Net Investment Income (Loss)
Income:
Dividends	$ 2,996	$ 1,717	$ 962
Withholding tax	(283)	(16)	(1)
Interest	–	1	1
Total Income	2,713	1,702	962
Expenses:
Management and investment advisory fees	1,169	682	707
Distribution Fees - Class 2	N/A	1	1
Custodian fees	110	11	2
Directors' expenses	3	4	3
Professional fees	6	2	2
Other expenses	2	5	–
Total Gross Expenses	1,290	705	715
Less: Reimbursement from Manager	–	16	–
Total Net Expenses	1,290	689	715
Net Investment Income (Loss)	1,423	1,013	247

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	11,319	8,290	10,824
Foreign currency transactions	(145)	–	–
Futures contracts	–	377	–
Change in unrealized appreciation/depreciation of:
Investments	(11,044)	(938)	(2,727)
Futures contracts	–	21	–
Translation of assets and liabilities in foreign currencies	(9)	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies	121	7,750	8,097
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 1,544	$ 8,763	$ 8,344

See accompanying notes.

16

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2011 (unaudited)

	LargeCap	LargeCap S&P 500	LargeCap
Amounts in thousands	Growth Account I	Index Account	Value Account
Net Investment Income (Loss)
Income:
Dividends	$ 1,102	$ 4,056	$ 1,647
Withholding tax	(12)	(1)	–
Interest	2	5	1
Total Income	1,092	4,060	1,648
Expenses:
Management and investment advisory fees	978	531	583
Custodian fees	9	17	3
Directors' expenses	4	3	4
Professional fees	2	1	1
Other expenses	1	2	1
Total Gross Expenses	994	554	592
Less: Reimbursement from Manager	21	–	–
Total Net Expenses	973	554	592
Net Investment Income (Loss)	119	3,506	1,056

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	15,779	991	13,568
Futures contracts	252	223	118
Change in unrealized appreciation/depreciation of:
Investments	(1,037)	17,352	(2,201)
Futures contracts	78	1	102
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies	15,072	18,567	11,587
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 15,191	$ 22,073	$ 12,643

See accompanying notes.

17

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2011 (unaudited)

			Principal Capital
	MidCap	Money	Appreciation
Amounts in thousands	Blend Account	Market Account	Account
Net Investment Income (Loss)
Income:
Dividends	$ 2,991	$ –	$ 1,226
Withholding tax	(44)	–	(7)
Interest	1	430	2
Total Income	2,948	430	1,221
Expenses:
Management and investment advisory fees	1,566	681	508
Distribution Fees - Class 2	15	2	8
Custodian fees	3	6	4
Directors' expenses	9	6	2
Professional fees	2	1	2
Other expenses	2	1	–
Total Gross Expenses	1,597	697	524
Less: Reimbursement from Manager - Class 1	–	263	–
Less: Reimbursement from Manager - Class 2	–	2	–
Less: Reimbursement from Distributor - Class 2	–	2	–
Total Net Expenses	1,597	430	524
Net Investment Income (Loss)	1,351	–	697

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	30,559	–	1,007
Change in unrealized appreciation/depreciation of:
Investments	36,364	–	6,389
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies	66,923	–	7,396
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 68,274	$ –	$ 8,093

See accompanying notes.

18

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2011 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2010 Account	2020 Account	2030 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 223	$ 393	$ 111
Total Income	223	393	111
Expenses:
Management and investment advisory fees	8	31	13
Directors' expenses	2	4	2
Professional fees	1	1	1
Other expenses	–	1	1
Total Expenses	11	37	17
Net Investment Income (Loss)	212	356	94

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions in affiliated securities	(443)	(108)	248
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	2,554	10,370	4,218
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies	2,111	10,262	4,466
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 2,323	$ 10,618	$ 4,560

See accompanying notes.

19

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2011 (unaudited)

			Principal LifeTime
	Principal LifeTime	Principal LifeTime	Strategic Income
Amounts in thousands	2040 Account	2050 Account	Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 27	$ 13	$ 209
Total Income	27	13	209
Expenses:
Management and investment advisory fees	4	2	4
Directors' expenses	1	1	2
Professional fees	1	2	1
Total Expenses	6	5	7
Net Investment Income (Loss)	21	8	202

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions in affiliated securities	29	34	3
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	1,168	711	941
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies	1,197	745	944
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 1,218	$ 753	$ 1,146

See accompanying notes.

20

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2011 (unaudited)

	Real Estate	SAM	SAM Conservative
Amounts in thousands	Securities Account	Balanced Portfolio	Balanced Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ –	$ 5,191	$ 1,298
Dividends	615	–	–
Total Income	615	5,191	1,298
Expenses:
Management and investment advisory fees	655	1,080	228
Distribution Fees - Class 2	–	132	20
Custodian fees	3	–	–
Directors' expenses	3	14	4
Professional fees	1	2	1
Other expenses	1	4	1
Total Expenses	663	1,232	254
Net Investment Income (Loss)	(48)	3,959	1,044

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	6,222	–	–
Investment transactions in affiliated securities	–	11,037	1,836
Change in unrealized appreciation/depreciation of:
Investments	9,769	–	–
Investments in affiliated securities	–	29,919	5,374
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies	15,991	40,956	7,210
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 15,943	$ 44,915	$ 8,254

See accompanying notes.

21

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2011 (unaudited)

	SAM Conservative	SAM Flexible	SAM Strategic
Amounts in thousands	Growth Portfolio	Income Portfolio	Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 908	$ 1,664	$ 453
Total Income	908	1,664	453
Expenses:
Management and investment advisory fees	262	235	180
Distribution Fees - Class 2	107	25	89
Directors' expenses	5	4	4
Professional fees	2	1	1
Other expenses	1	1	1
Total Expenses	377	266	275
Net Investment Income (Loss)	531	1,398	178

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions in affiliated securities	4,359	2,675	2,641
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	7,098	4,051	5,898
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies	11,457	6,726	8,539
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 11,988	$ 8,124	$ 8,717

See accompanying notes.

22

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2011 (unaudited)

	Short-Term	SmallCap	SmallCap
Amounts in thousands	Income Account	Blend Account	Growth Account II
Net Investment Income (Loss)
Income:
Dividends	$ –	$ 178	$ 76
Withholding tax	–	–	(1)
Interest	3,279	1	2
Total Income	3,279	179	77
Expenses:
Management and investment advisory fees	553	237	307
Distribution Fees - Class 2	2	N/A	4
Custodian fees	3	5	13
Directors' expenses	4	2	2
Professional fees	1	1	2
Other expenses	1	–	–
Total Gross Expenses	564	245	328
Less: Reimbursement from Manager	–	–	6
Less: Reimbursement from Manager - Class 1	11	–	–
Total Net Expenses	553	245	322
Net Investment Income (Loss)	2,726	(66)	(245)

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	980	4,071	5,775
Futures contracts	(274)	23	280
Change in unrealized appreciation/depreciation of:
Investments	237	56	(499)
Futures contracts	(430)	5	139
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies	513	4,155	5,695
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 3,239	$ 4,089	$ 5,450

See accompanying notes.

23

STATEMENTS OF OPERATIONS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. Six Months Ended June 30, 2011 (unaudited)

SmallCap
Amounts in thousands	Value Account I
Net Investment Income (Loss)
Income:
Dividends	$ 814
Interest	1
Total Income	815
Expenses:
Management and investment advisory fees	624
Custodian fees	26
Directors' expenses	3
Professional fees	2
Other expenses	1
Total Gross Expenses	656
Less: Reimbursement from Manager	11
Less: Reimbursement from Manager - Class 1	80
Total Net Expenses	565
Net Investment Income (Loss)	250

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	10,814
Futures contracts	86
Change in unrealized appreciation/depreciation of:
Investments	(4,607)
Futures contracts	73
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies	6,366
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 6,616

See accompanying notes.

24

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	Asset Allocation Account		Balanced Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2011	2010	30, 2011	2010
Operations
Net investment income (loss)	$ 523	$ 968	$ 562	$ 1,286
Net realized gain (loss) on investments, futures, swap agreements
and foreign currency transactions	2,878	2,603	3,298	3,059
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements and translation of assets and liabilities in foreign currencies	(756)	1,839	(380)	2,817
Net Increase (Decrease) in Net Assets Resulting from Operations	2,645	5,410	3,480	7,162

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,212)	(1,535)	(1,236)	(1,548)
From net realized gain on investments:
Class 1	(3,241)	–	–	–
Total Dividends and Distributions	(4,453)	(1,535)	(1,236)	(1,548)

Capital Share Transactions
Shares sold:
Class 1	916	2,839	776	3,971
Shares issued in reinvestment of dividends and distributions:
Class 1	4,453	1,535	1,236	1,548
Shares redeemed:
Class 1	(5,556)	(11,549)	(4,912)	(12,706)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(187)	(7,175)	(2,900)	(7,187)
Total Increase (Decrease)	(1,995)	(3,300)	(656)	(1,573)

Net Assets
Beginning of period	63,256	66,556	56,574	58,147
End of period (including undistributed net investment income as set forth below)	$ 61,261	$ 63,256	$ 55,918	$ 56,574
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 452	$ 1,141	$ 531	$ 1,205

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	73	242	56	307
Shares issued in reinvestment of dividends and distributions:
Class 1	376	138	88	128
Shares redeemed:
Class 1	(441)	(995)	(348)	(995)
Net Increase (Decrease)	8	(615)	(204)	(560)

See accompanying notes.

25

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Bond & Mortgage
Amounts in thousands	Securities Account		Diversified Balanced Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2011	2010	30, 2011	2010
Operations
Net investment income (loss)	$ 7,024	$ 15,123	$ (270)	$ 2,406
Net realized gain (loss) on investments, futures, swap agreements
and foreign currency transactions	(5,014)	3,556	10	2
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements and translation of assets and liabilities in foreign currencies	11,019	18,578	8,032	7,789
Net Increase (Decrease) in Net Assets Resulting from Operations	13,029	37,257	7,772	10,197

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(320)	(18,090)	N/A	N/A
Class 2	N/A	N/A	(2,407)	–
From net realized gain on investments:
Class 2	N/A	N/A	(2)	–
Total Dividends and Distributions	(320)	(18,090)	(2,409)	–

Capital Share Transactions
Shares sold:
Class 1	11,284	28,574	N/A	N/A
Class 2	N/A	N/A	68,924	161,315
Shares issued in reinvestment of dividends and distributions:
Class 1	320	18,090	N/A	N/A
Class 2	N/A	N/A	2,409	–
Shares redeemed:
Class 1	(28,800)	(59,060)	N/A	N/A
Class 2	N/A	N/A	(2,604)	(1,866)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(17,196)	(12,396)	68,729	159,449
Total Increase (Decrease)	(4,487)	6,771	74,092	169,646

Net Assets
Beginning of period	340,735	333,964	169,656	10
End of period (including undistributed net investment income as set forth below)	$ 336,248	$ 340,735	$ 243,748	$ 169,656
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 6,732	$ 28	$ (271)	$ 2,406

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,039	2,673	N/A	N/A
Class 2	N/A	N/A	6,085	15,588
Shares issued in reinvestment of dividends and distributions:
Class 1	29	1,730	N/A	N/A
Class 2	N/A	N/A	213	–
Shares redeemed:
Class 1	(2,653)	(5,540)	N/A	N/A
Class 2	N/A	N/A	(233)	(188)
Net Increase (Decrease)	(1,585)	(1,137)	6,065	15,400

See accompanying notes.

26

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			Diversified
Amounts in thousands	Diversified Growth Account		International Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2011	2010	30, 2011	2010
Operations
Net investment income (loss)	$ (560)	$ 4,275	$ 7,517	$ 6,303
Net realized gain (loss) on investments, futures, swap agreements
and foreign currency transactions	21	6	28,575	22,729
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements and translation of assets and liabilities in foreign currencies	18,899	19,226	(12,718)	40,241
Net Increase (Decrease) in Net Assets Resulting from Operations	18,360	23,507	23,374	69,273

Dividends and Distributions to Shareholders
From net investment income:
Class 1	N/A	N/A	(843)	(7,285)
Class 2	(4,276)	–	(3)	(28)
From net realized gain on investments:
Class 2	(9)	–	–	–
Total Dividends and Distributions	(4,285)	–	(846)	(7,313)

Capital Share Transactions
Shares sold:
Class 1	N/A	N/A	10,087	68,379
Class 2	229,446	300,874	73	198
Shares issued in acquisition:
Class 1	N/A	N/A	N/A	94,569
Shares issued in reinvestment of dividends and distributions:
Class 1	N/A	N/A	843	7,285
Class 2	4,285	–	3	28
Shares redeemed:
Class 1	N/A	N/A	(34,554)	(63,568)
Class 2	(1,142)	(466)	(328)	(443)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	232,589	300,408	(23,876)	106,448
Total Increase (Decrease)	246,664	323,915	(1,348)	168,408

Net Assets
Beginning of period	323,925	10	535,011	366,603
End of period (including undistributed net investment income as set forth below)	$ 570,589	$ 323,925	$ 533,663	$ 535,011
Undistributed (Overdistributed) Net Investment Income (Loss)	$ (561)	$ 4,275	$ 5,551	$ (1,120)

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	N/A	N/A	786	6,003
Class 2	19,918	29,039	6	18
Shares issued in acquisition:
Class 1	N/A	N/A	N/A	9,081
Shares issued in reinvestment of dividends and distributions:
Class 1	N/A	N/A	65	601
Class 2	372	–	–	2
Shares redeemed:
Class 1	N/A	N/A	(2,686)	(5,621)
Class 2	(97)	(42)	(26)	(39)
Net Increase (Decrease)	20,193	28,997	(1,855)	10,045

See accompanying notes.

27

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			Government & High
Amounts in thousands	Equity Income Account		Quality Bond Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2011	2010	30, 2011	2010
Operations
Net investment income (loss)	$ 10,334	$ 15,332	$ 8,399	$ 13,086
Net realized gain (loss) on investments, futures, swap agreements
and foreign currency transactions	3,659	1,785	1,330	5,246
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements and translation of assets and liabilities in foreign currencies	19,065	54,950	1,663	(3,287)
Net Increase (Decrease) in Net Assets Resulting from Operations	33,058	72,067	11,392	15,045

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(3,229)	(15,952)	(858)	(15,011)
Class 2	(134)	(839)	(2)	(47)
From net realized gain on investments:
Class 1	–	–	(500)	–
Class 2	–	–	(1)	–
Total Dividends and Distributions	(3,363)	(16,791)	(1,361)	(15,058)

Capital Share Transactions
Shares sold:
Class 1	7,375	120,327	18,896	48,433
Class 2	295	778	3	27
Shares issued in acquisition:
Class 1	146,104	N/A	N/A	247,636
Shares issued in reinvestment of dividends and distributions:
Class 1	3,229	15,952	1,358	15,011
Class 2	134	839	3	47
Shares redeemed:
Class 1	(56,085)	(42,349)	(41,303)	(55,767)
Class 2	(2,973)	(6,560)	(254)	(333)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	98,079	88,987	(21,297)	255,054
Total Increase (Decrease)	127,774	144,263	(11,266)	255,041

Net Assets
Beginning of period	568,050	423,787	490,505	235,464
End of period (including undistributed net investment income as set forth below)	$ 695,824	$ 568,050	$ 479,239	$ 490,505
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 9,871	$ 2,900	$ 8,261	$ 722

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	478	8,507	1,814	4,647
Class 2	19	57	–	2
Shares issued in acquisition:
Class 1	9,044	N/A	N/A	23,467
Shares issued in reinvestment of dividends and distributions:
Class 1	208	1,119	129	1,472
Class 2	9	59	–	5
Shares redeemed:
Class 1	(3,628)	(3,096)	(3,976)	(5,297)
Class 2	(193)	(480)	(24)	(32)
Net Increase (Decrease)	5,937	6,166	(2,057)	24,264

See accompanying notes.

28

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			International Emerging
Amounts in thousands	Income Account		Markets Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2011	2010	30, 2011	2010
Operations
Net investment income (loss)	$ 6,365	$ 12,383	$ 1,423	$ 1,478
Net realized gain (loss) on investments, futures, swap agreements
and foreign currency transactions	(1,017)	(1,096)	11,174	24,745
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements and translation of assets and liabilities in foreign currencies	2,826	5,909	(11,053)	2,819
Net Increase (Decrease) in Net Assets Resulting from Operations	8,174	17,196	1,544	29,042

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(925)	(14,373)	(89)	(1,259)
Class 2	(18)	(329)	N/A	N/A
Total Dividends and Distributions	(943)	(14,702)	(89)	(1,259)

Capital Share Transactions
Shares sold:
Class 1	8,291	36,578	8,922	21,051
Class 2	381	314	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	925	14,373	89	1,259
Class 2	18	329	N/A	N/A
Shares redeemed:
Class 1	(8,384)	(24,629)	(20,813)	(27,553)
Class 2	(1,046)	(1,894)	N/A	N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions	185	25,071	(11,802)	(5,243)
Total Increase (Decrease)	7,416	27,565	(10,347)	22,540

Net Assets
Beginning of period	230,249	202,684	193,048	170,508
End of period (including undistributed net investment income as set forth below)	$ 237,665	$ 230,249	$ 182,701	$ 193,048
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 5,167	$ (255)	$ 1,280	$ (54)

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	801	3,488	512	1,338
Class 2	37	31	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	88	1,436	5	78
Class 2	2	33	N/A	N/A
Shares redeemed:
Class 1	(813)	(2,370)	(1,194)	(1,863)
Class 2	(102)	(184)	N/A	N/A
Net Increase (Decrease)	13	2,434	(677)	(447)

See accompanying notes.

29

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap Blend Account II		LargeCap Growth Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2011	2010	30, 2011	2010
Operations
Net investment income (loss)	$ 1,013	$ 2,041	$ 247	$ 87
Net realized gain (loss) on investments, futures, swap agreements
and foreign currency transactions	8,667	6,088	10,824	27,733
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements and translation of assets and liabilities in foreign currencies	(917)	14,200	(2,727)	9,573
Net Increase (Decrease) in Net Assets Resulting from Operations	8,763	22,329	8,344	37,393

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(52)	(4,320)	–	(123)
Class 2	–	(16)	–	–
Total Dividends and Distributions	(52)	(4,336)	–	(123)

Capital Share Transactions
Shares sold:
Class 1	2,365	8,711	7,768	15,882
Class 2	28	80	22	72
Shares issued in reinvestment of dividends and distributions:
Class 1	52	4,320	–	123
Class 2	–	16	–	–
Shares redeemed:
Class 1	(14,802)	(32,377)	(14,056)	(87,726)
Class 2	(78)	(163)	(28)	(121)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(12,435)	(19,413)	(6,294)	(71,770)
Total Increase (Decrease)	(3,724)	(1,420)	2,050	(34,500)

Net Assets
Beginning of period	182,897	184,317	207,805	242,305
End of period (including undistributed net investment income as set forth below)	$ 179,173	$ 182,897	$ 209,855	$ 207,805
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 1,025	$ 64	$ 247	$ –

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	329	1,433	501	1,201
Class 2	4	13	2	5
Shares issued in reinvestment of dividends and distributions:
Class 1	7	683	–	8
Class 2	–	3	–	–
Shares redeemed:
Class 1	(2,067)	(5,124)	(913)	(6,420)
Class 2	(11)	(26)	(2)	(9)
Net Increase (Decrease)	(1,738)	(3,018)	(412)	(5,215)

See accompanying notes.

30

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			LargeCap S&P 500
Amounts in thousands	LargeCap Growth Account I		Index Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2011	2010	30, 2011	2010
Operations
Net investment income (loss)	$ 119	$ 161	$ 3,506	$ 3,902
Net realized gain (loss) on investments, futures, swap agreements
and foreign currency transactions	16,031	23,421	1,214	2,166
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements and translation of assets and liabilities in foreign currencies	(959)	18,372	17,353	34,176
Net Increase (Decrease) in Net Assets Resulting from Operations	15,191	41,954	22,073	40,244

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(307)	(224)	(4,234)
Total Dividends and Distributions	–	(307)	(224)	(4,234)

Capital Share Transactions
Shares sold:
Class 1	11,474	25,005	143,576	227,244
Shares issued in reinvestment of dividends and distributions:
Class 1	–	307	224	4,234
Shares redeemed:
Class 1	(21,975)	(36,969)	(19,401)	(31,174)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(10,501)	(11,657)	124,399	200,304
Total Increase (Decrease)	4,690	29,990	146,248	236,314

Net Assets
Beginning of period	251,943	221,953	352,580	116,266
End of period (including undistributed net investment income as set forth below)	$ 256,633	$ 251,943	$ 498,828	$ 352,580
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 119	$ –	$ 3,520	$ 238

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	515	1,360	15,404	28,121
Shares issued in reinvestment of dividends and distributions:
Class 1	–	16	24	492
Shares redeemed:
Class 1	(983)	(1,995)	(2,090)	(3,785)
Net Increase (Decrease)	(468)	(619)	13,338	24,828

See accompanying notes.

31

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap Value Account		MidCap Blend Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2011	2010	30, 2011	2010
Operations
Net investment income (loss)	$ 1,056	$ 2,159	$ 1,351	$ 6,157
Net realized gain (loss) on investments, futures, swap agreements
and foreign currency transactions	13,686	3,761	30,559	24,754
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements and translation of assets and liabilities in foreign currencies	(2,099)	14,810	36,364	80,219
Net Increase (Decrease) in Net Assets Resulting from Operations	12,643	20,730	68,274	111,130

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(2,798)	–	(11,536)
Class 2	N/A	N/A	–	(240)
From net realized gain on investments:
Class 1	–	–	(6,507)	–
Class 2	N/A	N/A	(135)	–
Total Dividends and Distributions	–	(2,798)	(6,642)	(11,776)

Capital Share Transactions
Shares sold:
Class 1	54,844	14,407	11,466	17,911
Class 2	N/A	N/A	207	646
Shares issued in acquisition:
Class 1	N/A	N/A	N/A	136,485
Shares issued in reinvestment of dividends and distributions:
Class 1	–	2,798	6,507	11,536
Class 2	N/A	N/A	135	240
Shares redeemed:
Class 1	(13,009)	(25,017)	(48,270)	(90,821)
Class 2	N/A	N/A	(722)	(1,596)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	41,835	(7,812)	(30,677)	74,401
Total Increase (Decrease)	54,478	10,120	30,955	173,755

Net Assets
Beginning of period	164,949	154,829	562,916	389,161
End of period (including undistributed net investment income as set forth below)	$ 219,427	$ 164,949	$ 593,871	$ 562,916
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 1,122	$ 66	$ (2,506)	$ (3,857)

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	2,115	651	282	531
Class 2	N/A	N/A	5	20
Shares issued in acquisition:
Class 1	N/A	N/A	N/A	4,270
Shares issued in reinvestment of dividends and distributions:
Class 1	–	123	157	324
Class 2	N/A	N/A	3	7
Shares redeemed:
Class 1	(513)	(1,136)	(1,184)	(2,677)
Class 2	N/A	N/A	(18)	(47)
Net Increase (Decrease)	1,602	(362)	(755)	2,428

See accompanying notes.

32

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			Principal Capital
Amounts in thousands	Money Market Account		Appreciation Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2011	2010	30, 2011	2010
Operations
Net investment income (loss)	$ –	$ –	$ 697	$ 1,946
Net realized gain (loss) on investments, futures, swap agreements
and foreign currency transactions	–	291	1,007	3,954
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements and translation of assets and liabilities in foreign currencies	–	–	6,389	12,839
Net Increase (Decrease) in Net Assets Resulting from Operations	–	291	8,093	18,739

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	–	–	(2,082)
Class 2	–	–	–	(86)
From net realized gain on investments:
Class 1	–	–	(999)	(2,609)
Class 2	–	–	(42)	(121)
Total Dividends and Distributions	–	–	(1,041)	(4,898)

Capital Share Transactions
Shares sold:
Class 1	98,462	137,719	5,592	50,663
Class 2	646	1,472	166	327
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	999	4,691
Class 2	–	–	42	207
Shares redeemed:
Class 1	(111,870)	(204,263)	(7,308)	(10,927)
Class 2	(1,156)	(3,232)	(982)	(1,566)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(13,918)	(68,304)	(1,491)	43,395
Total Increase (Decrease)	(13,918)	(68,013)	5,561	57,236

Net Assets
Beginning of period	317,454	385,467	158,414	101,178
End of period (including undistributed net investment income as set forth below)	$ 303,536	$ 317,454	$ 163,975	$ 158,414
Undistributed (Overdistributed) Net Investment Income (Loss)	$ –	$ –	$ 757	$ 60

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	98,462	137,719	251	2,499
Class 2	646	1,472	8	17
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	46	224
Class 2	–	–	2	10
Shares redeemed:
Class 1	(111,870)	(204,263)	(328)	(554)
Class 2	(1,156)	(3,232)	(45)	(80)
Net Increase (Decrease)	(13,918)	(68,304)	(66)	2,116

See accompanying notes.

33

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal		Principal
Amounts in thousands	LifeTime 2010 Account		LifeTime 2020 Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2011	2010	30, 2011	2010
Operations
Net investment income (loss)	$ 212	$ 1,381	$ 356	$ 5,103
Net realized gain (loss) on investments, futures, swap agreements
and foreign currency transactions	(443)	(3,747)	(108)	(14,210)
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements and translation of assets and liabilities in foreign currencies	2,554	8,417	10,370	35,812
Net Increase (Decrease) in Net Assets Resulting from Operations	2,323	6,051	10,618	26,705

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,361)	(1,962)	(5,032)	(7,159)
Total Dividends and Distributions	(1,361)	(1,962)	(5,032)	(7,159)

Capital Share Transactions
Shares sold:
Class 1	4,238	6,052	6,917	15,039
Shares issued in reinvestment of dividends and distributions:
Class 1	1,361	1,962	5,032	7,159
Shares redeemed:
Class 1	(4,061)	(6,617)	(8,086)	(18,617)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,538	1,397	3,863	3,581
Total Increase (Decrease)	2,500	5,486	9,449	23,127

Net Assets
Beginning of period	48,831	43,345	201,014	177,887
End of period (including undistributed net investment income as set forth below)	$ 51,331	$ 48,831	$ 210,463	$ 201,014
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 213	$ 1,362	$ 355	$ 5,031

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	392	610	605	1,478
Shares issued in reinvestment of dividends and distributions:
Class 1	128	210	447	742
Shares redeemed:
Class 1	(377)	(666)	(709)	(1,826)
Net Increase (Decrease)	143	154	343	394

See accompanying notes.

34

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal		Principal
Amounts in thousands	LifeTime 2030 Account		LifeTime 2040 Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2011	2010	30, 2011	2010
Operations
Net investment income (loss)	$ 94	$ 1,669	$ 21	$ 377
Net realized gain (loss) on investments, futures, swap agreements
and foreign currency transactions	248	(1,381)	29	(1,453)
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements and translation of assets and liabilities in foreign currencies	4,218	10,526	1,168	3,899
Net Increase (Decrease) in Net Assets Resulting from Operations	4,560	10,814	1,218	2,823

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,653)	(1,667)	(373)	(415)
Total Dividends and Distributions	(1,653)	(1,667)	(373)	(415)

Capital Share Transactions
Shares sold:
Class 1	6,291	14,608	3,767	5,585
Shares issued in reinvestment of dividends and distributions:
Class 1	1,653	1,667	373	415
Shares redeemed:
Class 1	(4,573)	(7,895)	(1,870)	(3,144)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	3,371	8,380	2,270	2,856
Total Increase (Decrease)	6,278	17,527	3,115	5,264

Net Assets
Beginning of period	82,436	64,909	21,199	15,935
End of period (including undistributed net investment income as set forth below)	$ 88,714	$ 82,436	$ 24,314	$ 21,199
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 94	$ 1,653	$ 21	$ 373

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	547	1,451	321	543
Shares issued in reinvestment of dividends and distributions:
Class 1	145	174	32	43
Shares redeemed:
Class 1	(397)	(780)	(160)	(306)
Net Increase (Decrease)	295	845	193	280

See accompanying notes.

35

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal		Principal LifeTime
Amounts in thousands	LifeTime 2050 Account		Strategic Income Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2011	2010	30, 2011	2010
Operations
Net investment income (loss)	$ 8	$ 210	$ 202	$ 926
Net realized gain (loss) on investments, futures, swap agreements
and foreign currency transactions	34	(887)	3	(1,692)
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements and translation of assets and liabilities in foreign currencies	711	2,532	941	3,582
Net Increase (Decrease) in Net Assets Resulting from Operations	753	1,855	1,146	2,816

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(208)	(244)	(913)	(1,269)
Total Dividends and Distributions	(208)	(244)	(913)	(1,269)

Capital Share Transactions
Shares sold:
Class 1	1,723	2,757	2,237	5,489
Shares issued in reinvestment of dividends and distributions:
Class 1	208	244	913	1,269
Shares redeemed:
Class 1	(967)	(2,263)	(2,700)	(3,783)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	964	738	450	2,975
Total Increase (Decrease)	1,509	2,349	683	4,522

Net Assets
Beginning of period	13,127	10,778	28,399	23,877
End of period (including undistributed net investment income as set forth below)	$ 14,636	$ 13,127	$ 29,082	$ 28,399
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 8	$ 208	$ 202	$ 913

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	149	272	214	555
Shares issued in reinvestment of dividends and distributions:
Class 1	18	25	89	134
Shares redeemed:
Class 1	(84)	(220)	(259)	(383)
Net Increase (Decrease)	83	77	44	306

See accompanying notes.

36

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	Real Estate Securities Account		SAM Balanced Portfolio
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2011	2010	30, 2011	2010
Operations
Net investment income (loss)	$ (48)	$ 3,460	$ 3,959	$ 25,606
Net realized gain (loss) on investments, futures, swap agreements
and foreign currency transactions	6,222	19,506	11,037	(128)
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements and translation of assets and liabilities in foreign currencies	9,769	13,844	29,919	86,859
Net Increase (Decrease) in Net Assets Resulting from Operations	15,943	36,810	44,915	112,337

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(4,372)	(22,735)	(27,737)
Class 2	–	(14)	(2,564)	(3,663)
Total Dividends and Distributions	–	(4,386)	(25,299)	(31,400)

Capital Share Transactions
Shares sold:
Class 1	8,789	15,025	19,836	80,139
Class 2	12	72	2,477	5,853
Shares issued in reinvestment of dividends and distributions:
Class 1	–	4,372	22,735	27,737
Class 2	–	14	2,564	3,663
Shares redeemed:
Class 1	(13,959)	(71,052)	(41,996)	(79,885)
Class 2	(182)	(226)	(10,457)	(22,314)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(5,340)	(51,795)	(4,841)	15,193
Total Increase (Decrease)	10,603	(19,371)	14,775	96,130

Net Assets
Beginning of period	141,364	160,735	935,362	839,232
End of period (including undistributed net investment income as set forth below)	$ 151,967	$ 141,364	$ 950,137	$ 935,362
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 239	$ 287	$ 3,952	$ 25,292

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	625	1,235	1,282	5,701
Class 2	1	6	162	422
Shares issued in reinvestment of dividends and distributions:
Class 1	–	356	1,495	2,082
Class 2	–	1	169	277
Shares redeemed:
Class 1	(982)	(5,714)	(2,724)	(5,740)
Class 2	(13)	(18)	(681)	(1,606)
Net Increase (Decrease)	(369)	(4,134)	(297)	1,136

See accompanying notes.

37

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	SAM Conservative		SAM Conservative
Amounts in thousands	Balanced Portfolio		Growth Portfolio
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2011	2010	30, 2011	2010
Operations
Net investment income (loss)	$ 1,044	$ 6,302	$ 531	$ 4,413
Net realized gain (loss) on investments, futures, swap agreements
and foreign currency transactions	1,836	3,655	4,359	(5,279)
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements and translation of assets and liabilities in foreign currencies	5,374	10,266	7,098	30,775
Net Increase (Decrease) in Net Assets Resulting from Operations	8,254	20,223	11,988	29,909

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(5,769)	(7,055)	(2,839)	(4,198)
Class 2	(458)	(631)	(1,507)	(2,507)
From net realized gain on investments:
Class 1	(1,696)	–	–	–
Class 2	(146)	–	–	–
Total Dividends and Distributions	(8,069)	(7,686)	(4,346)	(6,705)

Capital Share Transactions
Shares sold:
Class 1	12,918	35,269	12,255	23,067
Class 2	685	2,644	3,222	6,611
Shares issued in reinvestment of dividends and distributions:
Class 1	7,465	7,055	2,839	4,198
Class 2	604	631	1,507	2,507
Shares redeemed:
Class 1	(11,822)	(29,727)	(14,419)	(30,111)
Class 2	(1,324)	(4,502)	(7,048)	(14,413)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	8,526	11,370	(1,644)	(8,141)
Total Increase (Decrease)	8,711	23,907	5,998	15,063

Net Assets
Beginning of period	194,010	170,103	225,148	210,085
End of period (including undistributed net investment income as set forth below)	$ 202,721	$ 194,010	$ 231,146	$ 225,148
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 1,043	$ 6,226	$ 530	$ 4,345

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,085	3,154	773	1,635
Class 2	58	238	204	471
Shares issued in reinvestment of dividends and distributions:
Class 1	641	665	181	315
Class 2	52	60	97	189
Shares redeemed:
Class 1	(991)	(2,665)	(907)	(2,140)
Class 2	(113)	(404)	(449)	(1,038)
Net Increase (Decrease)	732	1,048	(101)	(568)

See accompanying notes.

38

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			SAM Strategic
Amounts in thousands	SAM Flexible Income Portfolio		Growth Portfolio
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2011	2010	30, 2011	2010
Operations
Net investment income (loss)	$ 1,398	$ 8,028	$ 178	$ 2,226
Net realized gain (loss) on investments, futures, swap agreements
and foreign currency transactions	2,675	3,659	2,641	(2,851)
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements and translation of assets and liabilities in foreign currencies	4,051	7,788	5,898	21,151
Net Increase (Decrease) in Net Assets Resulting from Operations	8,124	19,475	8,717	20,526

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(7,222)	(9,070)	(1,288)	(1,731)
Class 2	(705)	(1,028)	(906)	(1,416)
From net realized gain on investments:
Class 1	(235)	–	–	–
Class 2	(25)	–	–	–
Total Dividends and Distributions	(8,187)	(10,098)	(2,194)	(3,147)

Capital Share Transactions
Shares sold:
Class 1	19,178	41,591	10,862	17,775
Class 2	409	2,533	3,258	6,966
Shares issued in reinvestment of dividends and distributions:
Class 1	7,457	9,070	1,288	1,731
Class 2	730	1,028	906	1,416
Shares redeemed:
Class 1	(16,329)	(31,977)	(7,217)	(13,281)
Class 2	(1,420)	(6,450)	(3,997)	(7,737)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	10,025	15,795	5,100	6,870
Total Increase (Decrease)	9,962	25,172	11,623	24,249

Net Assets
Beginning of period	203,911	178,739	151,570	127,321
End of period (including undistributed net investment income as set forth below)	$ 213,873	$ 203,911	$ 163,193	$ 151,570
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 1,398	$ 7,927	$ 178	$ 2,194

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,503	3,442	625	1,163
Class 2	32	210	188	453
Shares issued in reinvestment of dividends and distributions:
Class 1	597	785	75	120
Class 2	59	90	53	99
Shares redeemed:
Class 1	(1,282)	(2,636)	(415)	(890)
Class 2	(112)	(534)	(232)	(518)
Net Increase (Decrease)	797	1,357	294	427

See accompanying notes.

39

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	Short-Term Income Account		SmallCap Blend Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2011	2010	30, 2011	2010
Operations
Net investment income (loss)	$ 2,726	$ 3,889	$ (66)	$ 202
Net realized gain (loss) on investments, futures, swap agreements
and foreign currency transactions	706	1,940	4,094	6,469
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements and translation of assets and liabilities in foreign currencies	(193)	(385)	61	4,891
Net Increase (Decrease) in Net Assets Resulting from Operations	3,239	5,444	4,089	11,562

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(343)	(4,131)	(183)	(259)
Class 2	(3)	(35)	N/A	N/A
From net realized gain on investments:
Class 1	(35)	–	–	–
Total Dividends and Distributions	(381)	(4,166)	(183)	(259)

Capital Share Transactions
Shares sold:
Class 1	20,206	63,626	892	2,127
Class 2	922	467	N/A	N/A
Shares issued in acquisition:
Class 1	N/A	129,612	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	378	4,131	183	259
Class 2	3	35	N/A	N/A
Shares redeemed:
Class 1	(19,174)	(49,195)	(6,716)	(8,935)
Class 2	(1,181)	(530)	N/A	N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,154	148,146	(5,641)	(6,549)
Total Increase (Decrease)	4,012	149,424	(1,735)	4,754

Net Assets
Beginning of period	226,245	76,821	57,287	52,533
End of period (including undistributed net investment income as set forth below)	$ 230,257	$ 226,245	$ 55,552	$ 57,287
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 2,723	$ 343	$ (48)	$ 201

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	7,969	25,310	104	293
Class 2	365	185	N/A	N/A
Shares issued in acquisition:
Class 1	N/A	51,350	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	149	1,652	21	36
Class 2	1	14	N/A	N/A
Shares redeemed:
Class 1	(7,584)	(19,466)	(784)	(1,244)
Class 2	(467)	(210)	N/A	N/A
Net Increase (Decrease)	433	58,835	(659)	(915)

See accompanying notes.

40

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	SmallCap Growth Account II		SmallCap Value Account I
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2011	2010	30, 2011	2010
Operations
Net investment income (loss)	$ (245)	$ (465)	$ 250	$ 939
Net realized gain (loss) on investments, futures, swap agreements
and foreign currency transactions	6,055	17,337	10,900	12,583
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements and translation of assets and liabilities in foreign currencies	(360)	1,307	(4,534)	16,965
Net Increase (Decrease) in Net Assets Resulting from Operations	5,450	18,179	6,616	30,487

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	–	(46)	(938)
Class 2	–	–	–	(1)
Total Dividends and Distributions	–	–	(46)	(939)

Capital Share Transactions
Shares sold:
Class 1	2,998	5,978	2,979	9,271
Class 2	63	160	54	82
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	46	938
Class 2	–	–	–	1
Shares redeemed:
Class 1	(5,484)	(43,968)	(10,372)	(59,337)
Class 2	(228)	(322)	(89)	(49)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,651)	(38,152)	(7,382)	(49,094)
Total Increase (Decrease)	2,799	(19,973)	(812)	(19,546)

Net Assets
Beginning of period	59,871	79,844	114,313	133,859
End of period (including undistributed net investment income as set forth below)	$ 62,670	$ 59,871	$ 113,501	$ 114,313
Undistributed (Overdistributed) Net Investment Income (Loss)	$ (245)	$ –	$ 316	$ 112

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	251	637	211	790
Class 2	5	18	4	6
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	3	72
Shares redeemed:
Class 1	(463)	(4,339)	(734)	(4,798)
Class 2	(19)	(35)	(6)	(4)
Net Increase (Decrease)	(226)	(3,719)	(522)	(3,934)

See accompanying notes.

41

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

1. Organization

Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At June 30, 2011, the Fund consists of 34 accounts. The financial statements for Asset Allocation Account, Balanced Account, Bond & Mortgage Securities Account, Diversified Balanced Account, Diversified Growth Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, LargeCap Blend Account II, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap Value Account, MidCap Blend Account, Money Market Account, Principal Capital Appreciation Account, Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, SmallCap Blend Account, SmallCap Growth Account II, and SmallCap Value Account I, known as the “Accounts”, are presented herein.

Effective July 16, 2010, Mortgage Securities Account acquired all the assets and assumed all the liabilities of Government & High Quality Bond Account pursuant to a plan of acquisition approved by shareholders on July 8, 2010. The purpose of the acquisition was to combine two accounts managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 23,692,000 shares from Government & High Quality Bond Account for 23,467,000 shares valued at $247,636,000 of Mortgage Securities Account at an approximate exchange rate of .99 for Class 1 shares. The investment securities of Government & High Quality Bond Account, with a fair value of approximately $234,696,000 and a cost of $224,556,000 at July 16, 2010 were the primary assets acquired by Mortgage Securities Account. For financial reporting purposes, assets received and shares issued by Mortgage Securities Account were recorded at fair value; however, the cost basis of the investments received from Government & High Quality Bond Account was carried forward to align ongoing reporting of Mortgage Securities Account’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of Government & High Quality Bond Account and Mortgage Securities Account immediately prior to the acquisition in accordance with U.S. GAAP were approximately $247,636,000 ($28,134,000 of accumulated realized losses and $10,140,000 of unrealized appreciation) and $250,984,000, respectively. The aggregate net assets of Mortgage Securities Account immediately following the acquisition were $498,620,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on January 1, 2010, the beginning of the fiscal year for Mortgage Securities Account, Mortgage Securities Account’s pro forma results of operations for the year ended December 31, 2010, would have been $17,811,000 of net investment income, $11,205,000 of net realized and unrealized gain on investments, and $29,016,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Government & High Quality Bond Account that have been included in the Mortgage Securities Account’s statement of operations since July 16, 2010.

On July 19, 2010, Mortgage Securities Account changed its name to Government & High Quality Bond Account.

Effective July 16, 2010, Short-Term Income Account acquired all the assets and assumed all the liabilities of Short-Term Bond Account pursuant to a plan of acquisition approved by shareholders on July 8, 2010. The purpose of the acquisition was to combine two accounts managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 14,819,000 shares from Short-Term Bond Account for 51,350,000 shares valued at $129,612,000 of Short-Term Income Account at an approximate exchange rate of 3.47 for Class 1 shares. The investment securities of Short-Term Bond Account, with a fair value of approximately $122,242,000 and a cost of $119,695,000 at July 16, 2010 were the primary assets acquired by Short-Term Income Account. For financial reporting purposes, assets received and shares issued by Short-Term Income Account were recorded at fair value; however, the cost basis of the investments received from Short-Term Bond Account was carried forward to align ongoing reporting of Short-Term Income Account’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of Short-Term Bond Account and Short-Term Income Account immediately prior to the acquisition in accordance with U.S. GAAP were approximately $129,612,000 ($23,356,000 of accumulated realized losses and $2,547,000 of unrealized appreciation) and $105,324,000, respectively. The aggregate net assets of Short-Term Income Account immediately following the acquisition were $234,936,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

42

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

1. Organization (Continued)

Assuming the acquisition had been completed on January 1, 2010, the beginning of the fiscal year for Short-Term Income Account, Short-Term Income Account’s pro forma results of operations for the year ended December 31, 2010, would have been $5,458,000 of net investment income, $2,995,000 of net realized and unrealized gain on investments, and $8,453,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Short-Term Bond Account that have been included in the Short-Term Income Account’s statement of operations since July 16, 2010.

Effective July 16, 2010, Diversified International Account acquired all the assets and assumed all the liabilities of International SmallCap Account pursuant to a plan of acquisition approved by shareholders on July 8, 2010. The purpose of the acquisition was to combine two accounts managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 8,287,000 shares from International SmallCap Account for 9,081,000 shares valued at $94,569,000 of Diversified International Account at an approximate exchange rate of 1.10 for Class 1 shares. The investment securities of International SmallCap Account, with a fair value of approximately $90,643,000 and a cost of $87,759,000 at July 16, 2010 were the primary assets acquired by Diversified International Account. For financial reporting purposes, assets received and shares issued by Diversified International Account were recorded at fair value; however, the cost basis of the investments received from International SmallCap Account was carried forward to align ongoing reporting of Diversified International Account’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of International SmallCap Account and Diversified International Account immediately prior to the acquisition in accordance with U.S. GAAP were approximately $94,569,000 ($54,586,000 of accumulated realized losses and $2,884,000 of unrealized appreciation) and $366,626,000, respectively. The aggregate net assets of Diversified International Account immediately following the acquisition were $461,195,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on January 1, 2010, the beginning of the fiscal year for Diversified International Account, Diversified International Account’s pro forma results of operations for the year ended December 31, 2010, would have been $7,280,000 of net investment income, $60,999,000 of net realized and unrealized gain on investments, and $68,279,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of International SmallCap Account that have been included in the Diversified International Account’s statement of operations since July 16, 2010.

Effective July 16, 2010, MidCap Blend Account acquired all the assets and assumed all the liabilities of MidCap Growth Account I and MidCap Value Account II pursuant to a plan of acquisition approved by shareholders on July 8, 2010. The purpose of these acquisitions was to combine three accounts managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisitions were accomplished by a tax-free exchange of 5,872,000 and 8,816,000 shares from MidCap Growth Account I and MidCap Value Account II, respectively, for 1,470,000 and 2,800,000 shares valued at $46,979,000 and $89,507,000 of MidCap Blend Account at an approximate exchange rate of .25 and .32, respectively, for Class 1 shares. The investment securities of MidCap Growth Account I, with a fair value of approximately $46,954,000 and a cost of $46,834,000, and the investment securities of MidCap Value Account II with a fair value of approximately $87,478,000 and a cost of $87,962,000 at July 16, 2010, were the primary assets acquired by MidCap Blend Account. For financial reporting purposes, assets received and shares issued by MidCap Blend Account were recorded at fair value; however, the cost basis of the investments received from MidCap Growth Account I and MidCap Value Account II was carried forward to align ongoing reporting of MidCap Blend Account’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of MidCap Growth Account I, MidCap Value Account II and MidCap Blend Account immediately prior to the acquisition in accordance with U.S. GAAP were approximately $46,979,000 ($11,869,000 of accumulated realized losses and $120,000 of unrealized appreciation), $89,506,000 ($40,316,000 of accumulated realized losses and $484,000 of unrealized depreciation), and $361,870,000, respectively. The aggregate net assets of MidCap Blend Account immediately following the acquisition were $498,355,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on January 1, 2010, the beginning of the fiscal year for MidCap Blend Account, MidCap Blend Account’s pro forma results of operations for the year ended December 31, 2010, would have been $7,301,000 of net investment income, $103,985,000 of net realized and unrealized gain on investments, and $111,286,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of MidCap Growth Account I and MidCap Value Account II that have been included in the MidCap Blend Account’s statement of operations since July 16, 2010.

43

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

1. Organization (Continued)

On September 23, 2010, Principal Management Corporation made a payment to Money Market Account to cover certain realized losses related to prior year security dispositions where the market based valuation had fallen below the value of the security under the amortized cost method. The amount of the payment is included in Money Market Account’s statement of operations.

Effective April 29, 2011, Equity Income Account acquired all the assets and assumed all the liabilities of LargeCap Value Account III pursuant to a plan of acquisition approved by shareholders on February 28, 2011. The purpose of the acquisition was to combine two accounts managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a taxable exchange of 14,065,000 shares from LargeCap Value Account III for 9,044,000 shares valued at $146,104,000 of Equity Income Account at an approximate exchange rate of .643 for Class 1 shares. The investment securities of LargeCap Value Account III, with a fair value of approximately $140,797,000 at April 29, 2011 were the primary assets acquired by Equity Income Account. For financial reporting purposes, assets received and shares issued by Equity Income Account were recorded at fair value. The aggregate net assets of LargeCap Value Account III and Equity Income Account immediately prior to the acquisition in accordance with U.S. GAAP were approximately $146,104,000 and $592,431,000, respectively. The aggregate net assets of Equity Income Account immediately following the acquisition were $738,535,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on January 1, 2011, the beginning of the fiscal year for Equity Income Account, Equity Income Account’s pro forma results of operations for the period ended June 30, 2011, would have been $11,650,000 of net investment income, $41,313,000 of net realized and unrealized gain on investments, and $52,963,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Value Account III that have been included in the Equity Income Account’s statement of operations since April 29, 2011.

All classes of shares for each of the Accounts represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, and Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”) along with SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) and Diversified Balanced Account and Diversified Growth Account invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Accounts (with the exception of Diversified Balanced Account, Diversified Growth Account, Money Market Account, Principal LifeTime Accounts, and SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price, an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

44

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

2. Significant Accounting Policies (Continued)

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value are ordinarily not reflected in the account’s net asset value. If the Manager reasonably believes events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value will materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each account invests in foreign securities listed on foreign exchanges which trade on days on which the account does not determine its net asset value, for example weekends and other customary national U.S. holidays, each account’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Account values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the account holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following Accounts held securities denominated in currencies that exceeded 5% of net assets of the Account:

Asset Allocation Account		Diversified International Account		International Emerging Markets Account
United States Dollar	92.8%	Euro	23.0%	United States Dollar	22.0%
Euro	5.3	British Pound	17.3	Hong Kong Dollar	18.9
		Japanese Yen	13.9	Korean Won	16.6
		Canadian Dollar	8.5	Taiwan Dollar	13.2
		Swiss Franc	6.4	Brazilian Real	10.3
		Australian Dollar	5.3	South African Rand	7.2
		United States Dollar	5.1
		Hong Kong Dollar	5.0

45

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

2. Significant Accounting Policies (Continued)

Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Accounts allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class.

Expenses. Expenses directly attributed to an Account are charged to that Account. Other Account expenses not directly attributed to an Account are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that each of the Principal LifeTime Accounts and SAM Portfolios bear directly, each of the Principal LifeTime Accounts and SAM Portfolios indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Principal LifeTime Accounts and SAM Portfolios may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the Principal LifeTime Accounts and SAM Portfolios will vary. Expenses included in the statements of operations of the Principal LifeTime Accounts and SAM Portfolios reflect the expenses of each Principal LifeTime Account and SAM Portfolio and do not include any expenses associated with the Underlying Funds.

Dividends and Distributions to Shareholders. With respect to Money Market Account, all net investment income and any realized gains from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other accounts are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, certain preferred securities, returns of capital, amortization of premiums and discounts, futures contracts, consent distributions, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, swap agreements, and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Real Estate Securities Account receives substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each account is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Accounts evaluate tax positions taken or expected to be taken in the course of preparing the Accounts’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended June 30, 2011, the Accounts did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open to examine the Accounts’ U.S. tax returns filed for the fiscal years from 2007-2010. No examinations are in progress or anticipated at this time.

46

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

2. Significant Accounting Policies (Continued)

Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon disposition of certain foreign securities held by the Accounts may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains. Realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Accounts accrue an estimated deferred tax liability for future gains on certain foreign securities. At June 30, 2011, Diversified International Account had no foreign tax refund receivable, no deferred tax liability, and an approximate capital loss carryforward of $609,000 that expires in 2017 and 2019, and International Emerging Markets Account had a foreign tax refund receivable of $46,000, no deferred tax liability, and an approximate capital loss carryforward of $1,797,000 that expires in 2017, relating to Indian securities.

Subsequent Events. Management has evaluated events or transactions that may have occurred since June 30, 2011, that would merit recognition or disclosure in the financial statements.

3. Operating Policies

Foreign Currency Contracts. Certain of the Accounts may be subject to foreign currency exchange rate risk in the normal course of pursuing such Account’s investment objectives. The Accounts may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Accounts enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Accounts as an unrealized gain or loss. When the contract is closed, the Accounts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Accounts’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Accounts could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar. The foreign currency contracts outstanding as of June 30, 2011 are included in the schedules of investments.

Futures Contracts. The Accounts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Accounts (with the exception of Money Market Account) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the Account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account’s cost basis in the contract. There is minimal counterparty credit risk to the Accounts because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the Accounts’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Accounts’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

47

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

3. Operating Policies (Continued)

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Joint Trading Account. Certain of the Accounts may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating accounts’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.

Line of Credit. The Accounts participate with other funds managed by the Manager in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate or LIBOR Rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. During the period ended June 30, 2011, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, International Emerging Markets Account, LargeCap Blend Account II, LargeCap Growth Account I, LargeCap Value Account, MidCap Blend Account, Real Estate Securities Account, and SmallCap Value Account I each borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Mortgage Dollar Rolls. Certain of the Accounts have entered into mortgage-dollar-roll transactions, in which the Account sells mortgage-backed securities and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Account forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Accounts' portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the account in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Accounts’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

48

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

3. Operating Policies (Continued)

Senior Floating Rate Interests. The Accounts may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

Swap Agreements. Bond & Mortgage Securities Account invested in swap agreements during the period. Swap agreements are privately negotiated agreements between an Account and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. An Account may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. The Accounts are subject to interest rate and credit risk in the normal course of pursuing their investment objectives. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities

Upon termination of swap agreements, the Accounts recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, an Account would add leverage to its portfolio because, in addition to its total net assets, an Account would be subject to investment exposure on the notional amount of the swap.

49

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

3. Operating Policies (Continued)

If an Account is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Account will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If an Account is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, an Account will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. An Account may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that an Account as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2011 for which an Account is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by an Account for the same referenced entity or entities.

Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount

As of June 30, 2011, counterparties had not pledged collateral for swap agreements.

Details of swap agreements open at year end are included in the Accounts' schedules of investments.

50

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

3. Operating Policies (Continued)

To Be Announced Securities. The Accounts may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The value of the securities purchased on a TBA or when-issued basis are identified as such in each account’s schedule of investments.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Accounts may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Accounts’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-thorough securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

During 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers, and privileges of FNMA and FHLMC and of any stockholder of FNMA and FHLMC. The U.S. Department of the Treasury then announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Department of the Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Department of the Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Department of the Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Department of the Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Department of the Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

51

NOTES TO FINANCIAL STATEMENTS

PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

3. Operating Policies (Continued)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives June 30, 2011			Liability Derivatives June 30, 2011
Derivatives not accounted for			Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location		Value	Statement of Assets and Liabilities Location	Value
Asset Allocation Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 199 * Payables, Net Assets Consist of Net unrealized			$ 31*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables	$ 52 Payables			$ 27
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	$ 9* Payables, Net Assets Consist of Net unrealized			$ 2*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total $	260		$60
Bond & Mortgage Securities Account
Credit contracts	Receivables, Net Assets Consist of Net unrealized	$ 3 Payables, Net Assets Consist of Net unrealized			$ 111
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	$ 13* Payables, Net Assets Consist of Net unrealized			$ —
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total $	16		$ 111
LargeCap Blend Account II
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 109 * Payables, Net Assets Consist of Net unrealized			$ —
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap Growth Account I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 158 * Payables, Net Assets Consist of Net unrealized			$ —
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap S&P 500 Index Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 50* Payables, Net Assets Consist of Net unrealized			$ —
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap Value Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 103 * Payables, Net Assets Consist of Net unrealized			$ —
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Short-Term Income Account
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	$ — Payables, Net Assets Consist of Net unrealized			$ 82*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
SmallCap Blend Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 20* Payables, Net Assets Consist of Net unrealized			$ —
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
SmallCap Growth Account II
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 227 * Payables, Net Assets Consist of Net unrealized			$ —
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
SmallCap Value Account I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 114 * Payables, Net Assets Consist of Net unrealized			$ —
	appreciation (depreciation) of investments			appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

52

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2011 (unaudited)

3. Operating Policies (Continued)

Change in Unrealized
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Appreciation/(Depreciation) of
as hedging instruments	Recognized in Operations	Recognized in Operations	Derivatives Recognized in Operations
Asset Allocation Account
Equity contracts	Net realized gain (loss) from Futures	$ (73)	$ 149
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts
Foreign exchange contracts	Net realized gain (loss) from Foreign	$ (3,600)	$ (33)
currency transactions/Change in unrealized
appreciation/depreciation of Translation of
assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Futures	$ (63)	$ (18)
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts
		$ (3,736)	$ 98

Total
Balanced Account
Equity contracts	Net realized gain (loss) from Futures	$ 16	$ (4)
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts
Bond & Mortgage Securities Account
Credit contracts	Net realized gain (loss) from Swap	$ (910)	$ 202
agreements/Change in unrealized
appreciation/depreciation of Swap
agreements
Interest rate contracts	Net realized gain (loss) from Futures	$ 111	$ 13
contracts and Swap agreements/Change in
unrealized appreciation/depreciation of
Futures contracts and Swap agreements
		$ (799)	$ 215

Total
LargeCap Blend Account II
Equity contracts	Net realized gain (loss) from Futures	$ 377	$ 21
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts
LargeCap Growth Account I
Equity contracts	Net realized gain (loss) from Futures	$ 252	$ 78
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts
LargeCap S&P 500 Index Account
Equity contracts	Net realized gain (loss) from Futures	$ 223	$ 1
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts

53

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2011 (unaudited)

3. Operating Policies (Continued)
Change in Unrealized
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Appreciation/(Depreciation) of
as hedging instruments	Recognized in Operations	Recognized in Operations	Derivatives Recognized in Operations
LargeCap Value Account
Equity contracts	Net realized gain (loss) from Futures	$ 118	$ 102
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts
Short-Term Income Account
Interest rate contracts	Net realized gain (loss) from Futures	$ (274)	$ (430)
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts
SmallCap Blend Account
Equity contracts	Net realized gain (loss) from Futures	$ 23	$ 5
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts
SmallCap Growth Account II
Equity contracts	Net realized gain (loss) from Futures	$ 280	$ 139
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts
SmallCap Value Account I
Equity contracts	Net realized gain (loss) from Futures	$ 86	$ 73
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Accounts and the notional values of the futures contracts will vary in accordance with the changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Asset Allocation Account, Bond & Mortgage Securities Account and Short-Term Income Account. The notional values of the futures contracts will vary in accordance with changing duration of these accounts. The level of derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Accounts throughout the period ended June 30, 2011.

54

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

4. Fair Value

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Account are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

55

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

4. Fair Value (Continued)

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Account’s assets and liabilities. Certain transfers may occur as a result of the Account’s valuation policies for international securities which involve fair value estimates based on observable market inputs when significant events occur between the local close and the time the net asset value of the Account is calculated. As of June 30, 2011 the following amounts were transferred from Level 1 to Level 2: $349,668,292 and $89,172,454 in the Diversified International Account and the International Emerging Markets Account, respectively. There were no significant transfers in or out of Level 3.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Funds' securities carried at value (amounts shown in thousands):

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Asset Allocation Account
Bonds		$ —	$ 10,067	$ —	$ 10,067
Common Stocks
Basic Materials		991	735	—	1,726
Communications		2,370	629	—	2,999
Consumer, Cyclical		2,380	490	—	2,870
Consumer, Non-cyclical		6,533	1,466	—	7,999
Diversified		—	165	—	165
Energy		3,346	666	—	4,012
Exchange Traded Funds		314	—	—	314
Financial		3,700	1,782	—	5,482
Funds		308	—	—	308
Industrial		3,257	628	—	3,885
Technology		3,611	138	—	3,749
Utilities		356	467	—	823
Municipal Bonds		—	206	—	206
Repurchase Agreements		—	2,844	—	2,844
U.S. Government & Government Agency Obligations		—	16,105	—	16,105
	Total investments in securities $	27,166	$ 36,388	$ —	$ 63,554
Assets
Equity Contracts**
Futures		$ 199	$ —	$ —	$ 199
Foreign Exchange Contracts**
Foreign Currency Contracts		$ —	$ 52	$ —	$ 52
Interest Rate Contracts**
Futures		$ 9	$ —	$ —	$ 9
Liabilities
Equity Contracts**
Futures		$ (31)	$ —	$ —	$ (31)
Foreign Exchange Contracts**
Foreign Currency Contracts		$ —	$ (27)	$ —	$ (27)
Interest Rate Contracts**
Futures		$ (2)	$ —	$ —	$ (2)

56

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2011 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Balanced Account
Bonds	$ —		$ 11,962	$ 124	$ 12,086
Common Stocks*		34,963	—	—	34,963
Convertible Bonds		—	5	—	5
Repurchase Agreements		—	770	—	770
U.S. Government & Government Agency Obligations		—	9,582	—	9,582
	Total investments in securities $	34,963	$ 22,319	$ 124	$ 57,406

Bond & Mortgage Securities Account
Bonds	$ —		$ 200,845	$ 2,629	$ 203,474
Common Stocks*		—	—	—	—
Convertible Bonds		—	56	—	56
Repurchase Agreements		—	11,016	—	11,016
Senior Floating Rate Interests		—	5,915	—	5,915
U.S. Government & Government Agency Obligations		—	147,461	—	147,461
	Total investments in securities $	—	$ 365,293	$ 2,629	$ 367,922
Assets
Credit Contracts**
Credit Default Swaps	$ —		$ 3	$ —	$ 3
Interest Rate Contracts**
Futures	$ 13		$ —	$ —	$ 13
Liabilities
Credit Contracts**
Credit Default Swaps	$ —		$ (111)	$ —	$ (111)

Diversified Balanced Account
Investment Companies	$ 244,119		$ —	$ —	$ 244,119
	Total investments in securities $	244,119	$ —	$ —	$ 244,119

Diversified Growth Account
Investment Companies	$ 569,996		$ —	$ —	$ 569,996
	Total investments in securities $	569,996	$ —	$ —	$ 569,996

Diversified International Account
Common Stocks
Basic Materials	$ 15,817		$ 49,736	$ —	$ 65,553
Communications		5,219	41,619	—	46,838
Consumer, Cyclical		5,063	62,108	—	67,171
Consumer, Non-cyclical		7,485	69,788	—	77,273
Diversified		—	4,687	—	4,687
Energy		12,358	41,749	219	54,326
Financial		23,065	88,308	—	111,373
Industrial		4,889	55,015	—	59,904
Technology		425	20,217	—	20,642
Utilities		1,350	13,759	—	15,109
Preferred Stocks
Communications		—	556	—	556
Repurchase Agreements		—	6,918	—	6,918
	Total investments in securities $	75,671	$ 454,460	$ 219	$ 530,350

57

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2011 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Equity Income Account
Common Stocks*	$ 682,715		$ —	$ —	$ 682,715
Preferred Stocks		4,727	—	—	4,727
Repurchase Agreements		—	5,768	—	5,768
	Total investments in securities $	687,442	$ 5,768	$ —	$ 693,210

Government & High Quality Bond Account
Bonds	$ —		$ 154,754	$ 451	$ 155,205
Repurchase Agreements		—	6,240	—	6,240
U.S. Government & Government Agency Obligations		—	323,577	—	323,577
	Total investments in securities $	—	$ 484,571	$ 451	$ 485,022

Income Account
Bonds	$ —		$ 158,594	$ 1,525	$ 160,119
Common Stocks*		—	—	—	—
Convertible Bonds		—	2,305	—	2,305
Repurchase Agreements		—	10,477	—	10,477
Senior Floating Rate Interests		—	2,904	—	2,904
U.S. Government & Government Agency Obligations		—	60,046	—	60,046
	Total investments in securities $	—	$ 234,326	$ 1,525	$ 235,851

International Emerging Markets Account
Common Stocks
Basic Materials	$ 10,273		$ 13,183	$ —	$ 23,456
Communications		6,300	13,320	—	19,620
Consumer, Cyclical		4,365	17,725	—	22,090
Consumer, Non-cyclical		10,673	2,714	—	13,387
Diversified		1,061	3,419	—	4,480
Energy		13,516	14,675	435	28,626
Financial		10,190	26,725	—	36,915
Industrial		—	10,576	—	10,576
Technology		377	15,850	—	16,227
Utilities		1,591	3,353	—	4,944
Preferred Stocks
Communications		—	1,039	—	1,039
Repurchase Agreements		—	396	—	396
	Total investments in securities $	58,346	$ 122,975	$ 435	$ 181,756

LargeCap Blend Account II
Common Stocks*	$ 173,665		$ —	$ —	$ 173,665
Repurchase Agreements		—	2,845	—	2,845
	Total investments in securities $	173,665	$ 2,845	$ —	$ 176,510
Assets
Equity Contracts**
Futures	$ 109		$ —	$ —	$ 109

58

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2011 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

LargeCap Growth Account
Common Stocks*	$ 209,560		$ —	$ —	$ 209,560
Repurchase Agreements		—	168	—	168
	Total investments in securities $	209,560	$ 168	$ —	$ 209,728

LargeCap Growth Account I
Common Stocks
Basic Materials	$ 5,840		$ —	$ —	$ 5,840
Communications		37,689	—	472	38,161
Consumer, Cyclical		24,912	—	—	24,912
Consumer, Non-cyclical		52,154	—	—	52,154
Energy		25,690	—	—	25,690
Financial		12,095	—	—	12,095
Industrial		43,499	—	—	43,499
Technology		48,850	—	—	48,850
Utilities		40	—	—	40
Repurchase Agreements		—	2,990	—	2,990
	Total investments in securities $	250,769	$ 2,990	$ 472	$ 254,231
Assets
Equity Contracts**
Futures	$ 158		$ —	$ —	$ 158

LargeCap S&P 500 Index Account
Common Stocks*	$ 490,468		$ —	$ —	$ 490,468
Repurchase Agreements		—	17,712	—	17,712
	Total investments in securities $	490,468	$ 17,712	$ —	$ 508,180
Assets
Equity Contracts**
Futures	$ 50		$ —	$ —	$ 50

LargeCap Value Account
Common Stocks*	$ 215,657		$ —	$ —	$ 215,657
Repurchase Agreements		—	3,089	—	3,089
	Total investments in securities $	215,657	$ 3,089	$ —	$ 218,746
Assets
Equity Contracts**
Futures	$ 103		$ —	$ —	$ 103

59

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2011 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

MidCap Blend Account
Common Stocks
Basic Materials	$ 30,652		$ —	$ —	$ 30,652
Communications		83,561	—	—	83,561
Consumer, Cyclical		66,656	—	—	66,656
Consumer, Non-cyclical		129,350	—	—	129,350
Diversified		6,077	—	—	6,077
Energy		57,205	—	—	57,205
Financial		143,780	890	—	144,670
Industrial		20,932	—	—	20,932
Technology		39,795	—	—	39,795
Utilities		14,809	—	—	14,809
Repurchase Agreements		—	2,013	—	2,013
	Total investments in securities $	592,817	$ 2,903	$ —	$ 595,720

Money Market Account
Bonds	$ —		$ 20,943	$ —	$ 20,943
Commercial Paper		—	214,633	—	214,633
Investment Companies		8,140	—	—	8,140
Municipal Bonds		—	38,080	—	38,080
Repurchase Agreements		—	22,000	—	22,000
	Total investments in securities $	8,140	$ 295,656	$ —	$ 303,796

Principal Capital Appreciation Account
Common Stocks*	$ 159,877		$ —	$ —	$ 159,877
Repurchase Agreements		—	3,468	—	3,468
	Total investments in securities $	159,877	$ 3,468	$ —	$ 163,345

Principal LifeTime 2010 Account
Investment Companies	$ 51,582		$ —	$ —	$ 51,582
	Total investments in securities $	51,582	$ —	$ —	$ 51,582

Principal LifeTime 2020 Account
Investment Companies	$ 210,771		$ —	$ —	$ 210,771
	Total investments in securities $	210,771	$ —	$ —	$ 210,771

Principal LifeTime 2030 Account
Investment Companies	$ 88,840		$ —	$ —	$ 88,840
	Total investments in securities $	88,840	$ —	$ —	$ 88,840

Principal LifeTime 2040 Account
Investment Companies	$ 24,276		$ —	$ —	$ 24,276
	Total investments in securities $	24,276	$ —	$ —	$ 24,276

Principal LifeTime 2050 Account
Investment Companies	$ 14,636		$ —	$ —	$ 14,636
	Total investments in securities $	14,636	$ —	$ —	$ 14,636

60

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2011 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Principal LifeTime Strategic Income Account
Investment Companies	$ 29,080		$ —	$ —	$ 29,080
	Total investments in securities $	29,080	$ —	$ —	$ 29,080

Real Estate Securities Account
Common Stocks*	$ 149,811		$ —	$ —	$ 149,811
Convertible Preferred Stocks
Financial		—	1,650	—	1,650
	Total investments in securities $	149,811	$ 1,650	$ —	$ 151,461

SAM Balanced Portfolio
Investment Companies	$ 951,212		$ —	$ —	$ 951,212
	Total investments in securities $	951,212	$ —	$ —	$ 951,212

SAM Conservative Balanced Portfolio
Investment Companies	$ 202,876		$ —	$ —	$ 202,876
	Total investments in securities $	202,876	$ —	$ —	$ 202,876

SAM Conservative Growth Portfolio
Investment Companies	$ 231,414		$ —	$ —	$ 231,414
	Total investments in securities $	231,414	$ —	$ —	$ 231,414

SAM Flexible Income Portfolio
Investment Companies	$ 213,917		$ —	$ —	$ 213,917
	Total investments in securities $	213,917	$ —	$ —	$ 213,917

SAM Strategic Growth Portfolio
Investment Companies	$ 163,210		$ —	$ —	$ 163,210
	Total investments in securities $	163,210	$ —	$ —	$ 163,210

Short-Term Income Account
Bonds	$ —		$ 219,371	$ —	$ 219,371
Municipal Bonds		—	440	—	440
Repurchase Agreements		—	4,248	—	4,248
U.S. Government & Government Agency Obligations		—	3,201	—	3,201
	Total investments in securities $	—	$ 227,260	$ —	$ 227,260
Liabilities
Interest Rate Contracts**
Futures	$ (82)		$ —	$ —	$ (82)

SmallCap Blend Account
Common Stocks*	$ 53,255		$ —	$ —	$ 53,255
Repurchase Agreements		—	1,557	—	1,557
	Total investments in securities $	53,255	$ 1,557	$ —	$ 54,812
Assets
Equity Contracts**
Futures	$ 20		$ —	$ —	$ 20

61

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2011 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

SmallCap Growth Account II
Common Stocks
Basic Materials	$ 1,828		$ —	$ —	$ 1,828
Communications		8,655	—	1	8,656
Consumer, Cyclical		10,897	—	—	10,897
Consumer, Non-cyclical		13,798	—	—	13,798
Diversified		13	—	—	13
Energy		4,115	—	—	4,115
Financial		3,139	—	—	3,139
Industrial		7,847	—	—	7,847
Technology		7,357	—	—	7,357
Utilities		23	—	—	23
Repurchase Agreements		—	3,259	—	3,259
	Total investments in securities $	57,672	$ 3,259	$ 1	$ 60,932
Assets
Equity Contracts**
Futures	$ 227		$ —	$ —	$ 227

SmallCap Value Account I
Common Stocks*	$ 107,664		$ —	$ —	$ 107,664
Repurchase Agreements		—	3,339	—	3,339
	Total investments in securities $	107,664	$ 3,339	$ —	$ 111,003
Assets
Equity Contracts**
Futures	$ 114		$ —	$ —	$ 114

*For additional detail regarding sector classifications, please see the Schedules of Investments.

**Futures, foreign currency contracts, and swap agreements are valued at the unrealized appreciation/(depreciation) on the instrument.

62

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

4. Fair Value (Continued)

The changes in investments measured at fair value for which the Accounts’ have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):

			Accrued
			Discounts/
			Premiums						Net Change in Unrealized
	Value	Realized and Change			Proceeds Transfers Transfers				Appreciation/(Depreciation)
December		Gain/	in Unrealized		from	into Level Out of		Value	on Investments Held at
Fund	31, 2010	(Loss)	Gain/(Loss) Purchases		Sales	3*	Level 3* June 30, 2011		June 30, 2011
Balanced Account
Bonds	$ 363	$ (232)	$ 261	$ —	$ (160) $	—	$ (108) $	124	$ 2
Total $	363	$ (232)	$ 261	$ —	$ (160) $	—	$ (108) $	124	$ 2
Bond & Mortgage Securities Account
Bonds	$ 7,785	$ (4,233)	$ 4,600	$ 357	$ (2,711) $	187	$ (3,356) $	2,629	$ 14
Common Stocks
Technology	11	—	(11)	—	—	—	—	—	$ (11)
Senior Floating	40	—	—	—	—	—	(40)		—
Rate Interests								—
Total $	7,836	$ (4,233)	$ 4,589	$ 357	$ (2,711) $	187	$ (3,396) $	2,629	$ 3
Diversified International Account
Common Stocks
Energy	$ —	$ —	$ 15	$ —	$ —	$ 204	$ —	$ 219	$ 15
Total $	—	$ —	$ 15	$ —	$ —	$ 204	$ —	$ 219	$ 15
Government & High Quality Bond Account
Bonds	$ 8,564	$ —	$ 5	$ —	$ (195) $	—	$ (7,923) $	451	$ 5
Total $	8,564	$ —	$ 5	$ —	$ (195) $	—	$ (7,923) $	451	$ 5
Income Account
Bonds	$ 1,847	$ (1,201)	$ 1,485	$ —	$ (606) $	—	$ —	$ 1,525	$ 135
Total $	1,847	$ (1,201)	$ 1,485	$ —	$ (606) $	—	$ —	$ 1,525	$ 135
International Emerging Markets Account
Common Stocks
Energy	$ —	$ —	$ 29	$ —	$ —	$ 406	$ —	$ 435	$ 29
Total $	—	$ —	$ 29	$ —	$ —	$ 406	$ —	$ 435	$ 29
LargeCap Growth Account I
Common Stocks
Communications $	—	$ —	$ 55	$ 417	$ —	$ —	$ —	$ 472	$ 55
Total $	—	$ —	$ 55	$ 417	$ —	$ —	$ —	$ 472	$ 55
Short-Term Income Account
Bonds	$ 102	$ —	$ —	$ —	$ —	$ —	$ (102) $	—	$ —
Total $	102	$ —	$ —	$ —	$ —	$ —	$ (102) $	—	$ —
SmallCap Growth Account II
Common Stocks
Communications $	—	$ —	$ 1	$ —	$ —	$ —	$ —	$ 1	$ 1
Total $	—	$ —	$ 1	$ —	$ —	$ —	$ —	$ 1	$ 1

*Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted - transfer into Level 3 versus securities where trading resumes - transfer out of Level 3
2. Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired - transfer out of Level 3
3. Instances where a security is illiquid - transfer into Level 3 versus securities that are no longer illiquid - transfer out of Level 3.
4. Instances in which a security is not priced by pricing services using observable inputs, transferred into Level 3 versus once a security is priced by a pricing service using observable inputs, transfer out of Level 3.

63

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Fund has agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each account’s average daily net assets. A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of each of the Accounts. The annual rate paid by Principal LifeTime Accounts is .03% of each of the Principal LifeTime Accounts’ average net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The annual rates used in this calculation for each of the other Accounts are as follows:

		Net Assets of Accounts (in millions)
					Over
	First $100	Next $100	Next $100	Next $100	$400
Asset Allocation Account	.80%	.75%	.70%	.65%	.60%
Balanced Account	.60	.55	.50	.45	.40
Bond & Mortgage Securities Account	.50	.45	.40	.35	.30
Equity Income Account	.60	.55	.50	.45	.40
LargeCap Growth Account I	.80	.75	.70	.65	.60
MidCap Blend Account	.65	.60	.55	.50	.45
Money Market Account	.50	.45	.40	.35	.30
Real Estate Securities Account	.90	.85	.80	.75	.70
SmallCap Blend Account	.85	.80	.75	.70	.65
SmallCap Growth Account II	1.00	.95	.90	.85	.80
SmallCap Value Account I	1.10	1.05	1.00	.95	.90

		Net Assets of Accounts (in millions)
					Over
	First $250	Next $250	Next $250	Next $250	$1,000
Diversified International Account	.85%	.80%	.75%	.70%	.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05
LargeCap Blend Account II	.75	.70	.65	.60	.55
LargeCap Value Account	.60	.55	.50	.45	.40

64

			NOTES TO FINANCIAL STATEMENTS
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			June 30, 2011 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

	Net Assets of Account
		(in millions)
	First	Next	Over
	$200	$300	$500
Short-Term Income Account	.50%	.45%	.40%

	Net Assets of Account					Net Assets of Account
	(in millions)					(in millions)
				First	Next	Next $1	Next $1	Over $3
	First $500	Over $500		$500	$500	billion	billion	billion
Principal Capital			LargeCap
Appreciation Account	.625%	.50%	Growth Account	.68%	.63%	.61%	.56%	.51%

		Net Assets of Accounts
		First $2 Over $2
		billion	billion
Income Account		.50%	.45%
Government & High Quality Bond Account		.50	.45

	All Assets
LargeCap S&P 500 Index Account		.25%

	All Assets
Diversified Balanced Account	.05%
Diversified Growth Account	.05

The Manager has contractually agreed to limit the Account’s management and investment advisory fees for certain of the Accounts through the period ended April 30, 2012. The expense limit will reduce the Account’s management and investment advisory fees by the following amounts:

LargeCap Blend Account II	.018%
LargeCap Growth Account I	.016
SmallCap Growth Account II	.020
SmallCap Value Account I	.020

The Manager has contractually agreed to limit the expenses (excluding interest the Accounts incur in connection with investments they make) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	From January 1, 2011 through June 30, 2011
	Class 1	Class 2	Expiration
SmallCap Value Account I	.99%	1.24%	April 30, 2012

The Manager has contractually agreed to limit Short-Term Income Account’s expenses by .01% through the period ended April 30, 2012.

65

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest the Accounts incur in connection with investments they make and acquired fund fees and expenses) attributable to Class 2 shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits are as follows:

Expense Limit
Diversified Balanced Account	.31%
Diversified Growth Account	.31

In addition, the Manager has voluntarily agreed to limit Money Market Account’s expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

Distribution and Shareholder Servicing Fees. Class 2 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Accounts. A portion of the distribution fee may be paid to other selling dealers for providing certain services. The annual rate for Class 2 shares is .25%.

Principal Funds Distributor, Inc. has voluntarily agreed to limit Money Market Account’s distribution fees attributable to Class 2 shares of Money Market Account. The limit will maintain the level of distribution fees not to exceed 0% for Class 2 shares. The limit may be terminated at any time.

Affiliated Ownership. At June 30, 2011, Principal Life Insurance Company (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Accounts as follows (amounts in thousands):

	Class 1		Class 1
Asset Allocation Account	5,141	Principal Lifetime 2020	18,584
Balanced Account	3,951	Principal Lifetime 2030	7,731
Bond & Mortgage Securities Account	27,217	Principal Lifetime 2040	2,067
Diversified International Account	28,326	Principal Lifetime 2050	1,250
Equity Income Account	20,915	Principal Lifetime Strategic Income Account	2,822
Government & High Quality Bond Account	23,376	Real Estate Securities Account	8,822
International Emerging Markets Account	8,030	SAM Balanced Portfolio	47,708
LargeCap Blend Account II	23,209	SAM Conservative Balanced Portfolio	15,095
LargeCap Growth Account	5,410	SAM Conservative Growth Portfolio	5,463
LargeCap Growth Account I	9,558	SAM Flexible Income Portfolio	14,030
LargeCap S&P 500 Index Account	13,588	SAM Strategic Growth Portfolio	3,918
LargeCap Value Account	5,866	Short-Term Income Account	66,756
MidCap Blend Account	12,571	SmallCap Blend Account	6,238
Money Market Account	296,293	SmallCap Growth Account II	4,512
Principal Capital Appreciation Account	397	SmallCap Value Account I	7,904
Principal Lifetime 2010	4,799

	Class 2		Class 2
Diversified Balanced Account	21,466	Diversified Growth Account	49,191

66

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

6. Investment Transactions

For the period ended June 30, 2011, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales
Asset Allocation Account	$ 36,030	$ 33,093	Principal LifeTime 2010 Account	$ 8,478	$ 7,713
Balanced Account	52,631	57,030	Principal LifeTime 2020 Account	7,844	7,858
Bond & Mortgage Securities Account	469,888	483,612	Principal LifeTime 2030 Account	6,866	4,801
Diversified Balanced Account	76,076	9,359	Principal LifeTime 2040 Account	3,631	1,618
Diversified Growth Account	243,333	16,186	Principal LifeTime 2050 Account	1,947	1,126
Diversified International Account	207,774	232,754	Principal LifeTime Strategic Income
Equity Income Account	38,001	72,013	Account	2,981	3,090
Government & High Quality Bond Account	132,886	134,026	Real Estate Securities Account	19,348	23,044
Income Account	34,484	25,491	SAM Balanced Portfolio	95,921	121,446
International Emerging Markets Account	80,304	90,596	SAM Conservative Balanced Portfolio	24,428	23,026
LargeCap Blend Account II	37,170	51,533	SAM Conservative Growth Portfolio	40,394	45,664
LargeCap Growth Account	72,024	76,684	SAM Flexible Income Portfolio	29,973	27,101
LargeCap Growth Account I	62,783	73,853	SAM Strategic Growth Portfolio	28,797	25,806
LargeCap S&P 500 Index Account	143,695	13,410	Short-Term Income Account	67,221	58,661
LargeCap Value Account	166,225	123,189	SmallCap Blend Account	14,581	21,181
MidCap Blend Account	80,552	117,201	SmallCap Growth Account II	25,792	26,980
Principal Capital Appreciation Account	8,151	11,410	SmallCap Value Account I	38,489	49,619

For the period ended June 30, 2011, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales
Asset Allocation Account	$ 8,948	$ 10,028	Government & High Quality Bond Account	$ 51,111	$ 49,966
Balanced Account	3,252	2,642	Income Account	–	1,965
Bond & Mortgage Securities Account	57,600	49,828	Short-Term Income Account	–	5

67

NOTES TO FINANCIAL STATEMENTS

PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30, 2011 and December 31, 2010 were as follows (amounts in thousands):

			Long-Term
	Ordinary Income		Capital Gain
	2011	2010	2011	2010*
Asset Allocation Account	$ 2,431 $	1,535	$ 2,022 $	–
Balanced Account	1,236	1,548	–	–
Bond & Mortgage Securities Account	320	18,090	–	–
Diversified Balanced Account	2,409	–	–	–
Diversified Growth Account	4,285	–	–	–
Diversified International Account	846	7,313	–	–
Equity Income Account	3,363	16,791	–	–
Government & High Quality Bond Account	860	15,058	501	–
Income Account	943	14,702	–	–
International Emerging Markets Account	89	1,259	–	–
LargeCap Blend Account II	52	4,336	–	–
LargeCap Growth Account	–	123	–	–
LargeCap Growth Account I	–	307	–	–
LargeCap S&P 500 Index Account	224	4,234	–	–
LargeCap Value Account	–	2,798	–	–
MidCap Blend Account	–	11,776	6,642	–
Principal Capital Appreciation Account	128	2,219	913	2,679
Principal LifeTime 2010 Account	1,361	1,962	–	–
Principal LifeTime 2020 Account	5,032	7,159	–	–
Principal LifeTime 2030 Account	1,653	1,667	–	–
Principal LifeTime 2040 Account	373	415	–	–
Principal LifeTime 2050 Account	208	244	–	–
Principal LifeTime Strategic Income Account	913	1,269	–	–
Real Estate Securities Account	–	4,386	–	–
SAM Balanced Portfolio	25,299	31,400	–	–
SAM Conservative Balanced Portfolio	6,782	7,686	1,287	–
SAM Conservative Growth Portfolio	4,346	6,705	–	–
SAM Flexible Income Portfolio	7,927	10,098	260	–
SAM Strategic Growth Portfolio	2,194	3,147	–	–
Short-Term Income Account	346	4,166	35	–
SmallCap Blend Account	183	259	–	–
SmallCap Value Account I	46	939	–	–

*The Accounts designate these distributions as long-term capital gain dividends per IRC code Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

68

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

7. Federal Tax Information (Continued)

Distributable Earnings. As of December 31, 2010, the components of distributable earnings on a federal income tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed
	Ordinary Income	Long-Term Capital Gains
Asset Allocation Account	$ 2,431	$ 2,021
Balanced Account	1,238	—
Bond & Mortgage Securities Account	318	—
Diversified Balanced Account	2,408	—
Diversified Growth Account	4,282	—
Diversified International Account	846	—
Equity Income Account	938	—
Government & High Quality Bond Account	860	497
Income Account	569	—
International Emerging Markets Account	88	—
LargeCap Blend Account II	64	—
LargeCap S&P 500 Index Account	234	—
LargeCap Value Account	66	—
MidCap Blend Account	232	6,670
Principal Capital Appreciation Account	217	900
Principal LifeTime 2010 Account	1,361	—
Principal LifeTime 2020 Account	5,031	—
Principal LifeTime 2030 Account	1,653	—
Principal LifeTime 2040 Account	372	—
Principal LifeTime 2050 Account	208	—
Principal LifeTime Strategic Income Account	913	—
Real Estate Securities Account	287	—
SAM Balanced Portfolio	25,293	—
SAM Conservative Balanced Portfolio	6,780	1,285
SAM Conservative Growth Portfolio	4,345	—
SAM Flexible Income Portfolio	7,927	260
SAM Strategic Growth Portfolio	2,194	—
Short-Term Income Account	342	35
SmallCap Blend Account	201	—
SmallCap Value Account I	111	—

Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

As of December 31, 2010, LargeCap Growth Account, LargeCap Growth Account I, Money Market Account and SmallCap Growth Account II had no distributable earnings on a federal income tax basis.

69

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

7. Federal Tax Information (Continued)

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of an account. At December 31, 2010, the following Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):

			Net Capital Loss Carryforward Expiring In:
										Annual
	2011	2012	2013	2014	2015	2016	2017	2018	Total	Limitations*
Balanced Account	$ –	$ –	$ – $	– $	– $	3,048	$ 10,426	$ –	$ 13,474	$ –
Bond & Mortgage Securities Account	–	–	–	864	171	13,678	23,287	–	38,000	–
Diversified International Account	–	–	–	–	15,107	77,655	99,463	–	192,225	–
Equity Income Account	–	–	–	–	–	44,666	62,984	–	107,650	–
Government & High Quality Bond Account	238	1,119	1,134	1,308	436	22,355	4,321	–	30,911	10,064
Income Account	–	–	–	–	–	–	2,836	1,584	4,420	–
International Emerging Markets Account	–	–	–	–	–	–	26,676	–	26,676	–
LargeCap Blend Account II	–	–	–	–	–	14,033	34,691	–	48,724	–
LargeCap Growth Account	4,354	–	1,468	–	–	15,047	51,553	–	72,422	12,160
LargeCap Growth Account I	–	–	–	–	–	8,558	28,312	–	36,870	–
LargeCap S&P 500 Index Account	–	–	–	–	–	–	3,494	–	3,494	–
LargeCap Value Account	–	–	–	–	–	24,124	27,740	–	51,864	–
MidCap Blend Account	–	–	–	–	–	40,719	–	–	40,719	–
Money Market Account	–	–	–	–	–	6	4	–	10	–
Principal LifeTime 2010 Account	–	–	–	–	–	–	2,410	3,859	6,269	–
Principal LifeTime 2020 Account	–	–	–	–	–	94	6,452	14,457	21,003	–
Principal LifeTime 2030 Account	–	–	–	–	–	–	79	1,401	1,480	–
Principal LifeTime 2040 Account	–	–	–	–	–	66	487	1,482	2,035	–
Principal LifeTime 2050 Account	–	–	–	–	–	13	272	907	1,192	–
Principal LifeTime Strategic Income Account	–	–	–	–	–	–	1,176	1,703	2,879	–
Real Estate Securities Account	–	–	–	–	–	–	37,451	–	37,451	–
SAM Balanced Portfolio	–	–	–	–	–	–	2,143	3,295	5,438	–
SAM Conservative Growth Portfolio	–	–	–	–	–	173	4,565	3,484	8,222	8,520
SAM Strategic Growth Portfolio	–	–	–	–	–	–	988	2,203	3,191	–
Short-Term Income Account	–	–	328	348	1,956	10,846	8,298	–	21,776	–
SmallCap Blend Account	–	–	–	–	–	707	18,383	–	19,090	–
SmallCap Growth Account II	–	7,505	–	–	–	9,450	21,143	–	38,098	–
SmallCap Value Account I	–	–	–	–	–	938	28,975	–	29,913	–

* In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Account’s losses have been subjected to an annual limitation.

Capital losses generated during the fiscal year ending December 31, 2011 will be subject to the provisions of the Regulated Investment Company Modernization Act of 2010. Effective for taxable years beginning after the enactment date of the Act, if capital losses are not reduced by capital gains during the fiscal year, the losses will be carried forward with no expiration and with the short-term or long-term character of the loss retained. Capital loss carryforwards generated in future years must be fully utilized before those capital loss carryforwards listed with noted expiration dates in the table above.

70

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

7. Federal Tax Information (Continued)

As of December 31, 2010, the following accounts had expired capital loss carryforwards or utilized capital loss carryforwards as follows (amounts in thousands):

	Expired	Utilized		Expired	Utilized
Asset Allocation Account	$ —	$ 132	LargeCap Value Account	$ —	$ 2,845
Balanced Account	—	1,734	MidCap Blend Account	—	18,300
Bond & Mortgage Securities Account	—	2,102	Money Market Account	—	49
Diversified International Account	—	20,366	Principal Capital Appreciation Account	—	151
Equity Income Account	—	1,690	Real Estate Securities Account	—	18,671
Government & High Quality Bond Account	—	3,083	SAM Conservative Balanced Portfolio	—	114
International Emerging Markets Account	—	24,621	SAM Flexible Income Portfolio	—	2,039
LargeCap Blend Account II	—	4,607	Short-Term Income Account	—	1,826
LargeCap Growth Account	—	25,910	SmallCap Blend Account	—	6,397
LargeCap Growth Account I	—	22,381	SmallCap Growth Account II	3,642	17,005
LargeCap S&P 500 Index Account	—	2,577	SmallCap Value Account I	—	10,870

Post-October Losses. Post-October losses are certain capital and foreign currency losses which occur during the portion of a regulated investment company’s taxable year subsequent to October 31. These losses have been deferred until the first day of the next taxable year. At December 31, 2010, the Accounts had approximate post-October losses as follows (amounts in thousands):

Asset Allocation Account	$ 16
Diversified International Account	40
Income Account	174
International Emerging Markets Account	112
LargeCap Value Account	99
Principal LifeTime Strategic Income Account	41
SAM Conservative Growth Portfolio	3,965
SAM Strategic Growth Portfolio	3,260

71

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

7. Federal Tax Information (Continued)

Reclassification of Capital Accounts. The Accounts may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Accounts. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Accounts’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2010, the Accounts recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated Net
	Undistributed Net	Realized Gain on	Capital Shares and
	Investment Income	Investments	Paid in Capital
Asset Allocation Account	$ 208	$ (208)	$ —
Balanced Account	(18)	21	(3)
Bond & Mortgage Securities Account	(1,844)	1,847	(3)
Diversified International Account	135	(55,566)	55,431
Equity Income Account	77	(10)	(67)
Government & High Quality Bond Account	1,496	(29,393)	27,897
Income Account	663	(663)	—
International Emerging Markets Account	(437)	437	—
LargeCap Growth Account	36	—	(36)
LargeCap Growth Account I	27	—	(27)
LargeCap S&P 500 Index Account	(1)	1	—
MidCap Blend Account	(1)	(52,076)	52,077
Short-Term Income Account	100	(22,883)	22,783
SmallCap Blend Account	(3)	3	—
SmallCap Growth Account II	465	3,642	(4,107)
SmallCap Value Account I	20	(20)	—

72

Schedule of Investments
Asset Allocation Account
June 30, 2011 (unaudited)

COMMON STOCKS - 56.04%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.06%			Banks (continued)
Interpublic Group of Cos Inc	898 $	11	Bank of East Asia Ltd	4,271 $	18
JCDecaux SA (a)	62	2	Bank of New York Mellon Corp/The	2,770	71
Omnicom Group Inc	441	21	Barclays PLC	12,654	52
Publicis Groupe SA	83	5	BB&T Corp	619	17
	$ 39		BNP Paribas	1,097	85
Aerospace & Defense - 1.11%			BOC Hong Kong Holdings Ltd	10,000	29
Alliant Techsystems Inc	712	51	Capital One Financial Corp	910	47
BAE Systems PLC	3,144	16	Citigroup Inc	5,952	248
Boeing Co/The	1,448	107	Commerzbank AG (a)	474	2
European Aeronautic Defence and Space Co NV	326	11	Credit Agricole SA	1,106	17
Finmeccanica SpA	345	4	Credit Suisse Group AG (a)	1,188	46
General Dynamics Corp	558	42	Danske Bank A/S (a)	371	7
L-3 Communications Holdings Inc	231	20	Deutsche Bank AG	918	54
Lockheed Martin Corp	312	25	DnB NOR ASA	662	9
Northrop Grumman Corp	312	22	Erste Group Bank AG	156	8
Raytheon Co	1,552	77	Fifth Third Bancorp	387	5
Rolls-Royce Holdings PLC (a)	2,831	29	First Republic Bank/San Francisco CA (a)	2,061	67
Safran SA	119	5	Goldman Sachs Group Inc/The	1,833	244
Thales SA	78	3	Hang Seng Bank Ltd	3,200	51
United Technologies Corp	3,022	268	HSBC Holdings PLC	13,146	130
	$ 680		Huntington Bancshares Inc/OH	400	3
Agriculture - 1.02%			Intesa Sanpaolo SpA	9,953	26
Altria Group Inc	1,685	44	JP Morgan Chase & Co	9,458	387
British American Tobacco PLC	1,678	74	Julius Baer Group Ltd (a)	178	7
Imperial Tobacco Group PLC	836	28	KBC Groep NV	80	3
Lorillard Inc	249	27	KeyCorp	569	5
Philip Morris International Inc	6,029	402	Lloyds Banking Group PLC (a)	29,737	23
Reynolds American Inc	1,109	41	M&T Bank Corp	32	3
Swedish Match AB	292	10	Marshall & Ilsley Corp	63	—
			National Bank of Greece SA (a)	432	3
	$ 626
Airlines - 0.03%			Nordea Bank AB	2,567	28
Deutsche Lufthansa AG	118	3	Northern Trust Corp	231	11
Southwest Airlines Co	1,055	12	PNC Financial Services Group Inc	424	25
	$ 15		Regions Financial Corp	158	1
			Royal Bank of Scotland Group PLC (a)	11,938	7
Apparel - 0.28%
Adidas AG	144	11	Skandinaviska Enskilda Banken AB	1,124	9
Burberry Group PLC	297	7	Societe Generale SA	705	42
Christian Dior SA	49	8	Standard Chartered PLC	1,760	46
Coach Inc	308	20	State Street Corp	3,368	152
Nike Inc	361	32	SunTrust Banks Inc	224	6
Polo Ralph Lauren Corp	27	4	Svenska Handelsbanken AB	544	17
VF Corp	821	89	Swedbank AB	598	10
			UBS AG (a)	2,605	48
	$ 171		UniCredit SpA	15,553	33
Automobile Manufacturers - 0.54%			Unione di Banche Italiane SCPA	510	3
Bayerische Motoren Werke AG	257	26	US Bancorp	1,820	46
Daimler AG	1,136	86
Fiat Industrial SpA (a)	641	8	Wells Fargo & Co	13,869	389
Fiat SpA	1,261	14		$ 2,935
Ford Motor Co (a)	6,854	94	Beverages - 1.44%
PACCAR Inc	423	22	Anheuser-Busch InBev NV	397	23
Peugeot SA	142	6	Brown-Forman Corp	127	10
Porsche Automobil Holding SE	53	4	Coca-Cola Co/The	4,639	312
Renault SA	482	29	Coca-Cola Enterprises Inc	835	24
			Constellation Brands Inc (a)	501	11
Scania AB	260	6
Volkswagen AG	63	12	Diageo PLC	2,240	46
Volvo AB - B Shares	1,495	26	Heineken NV	353	21
	$ 333		Molson Coors Brewing Co	491	22
			PepsiCo Inc	5,117	360
Automobile Parts & Equipment - 0.31%
BorgWarner Inc (a)	937	76	Pernod-Ricard SA	174	17
			SABMiller PLC	907	33
Cie Generale des Etablissements Michelin	205	20		$ 879
Johnson Controls Inc	2,205	92
			Biotechnology - 0.68%
	$ 188		Amgen Inc (a)	2,887	168
Banks - 4.79%			Biogen Idec Inc (a)	1,157	124
Banco Bilbao Vizcaya Argentaria SA	4,581	54	Gilead Sciences Inc (a)	1,623	67
Banco de Sabadell SA	1,171	5	Human Genome Sciences Inc (a)	609	15
Banco Popolare SC	1,435	3	Life Technologies Corp (a)	441	23
Banco Popular Espanol SA	793	4	Novozymes A/S	41	7
Banco Popular Espanol SA - Rights (a)	793	—
			Vertex Pharmaceuticals Inc (a)	255	13
Banco Santander SA	8,843	102
Bank of America Corp	20,688	227		$ 417

See accompanying notes

73

Schedule of Investments
Asset Allocation Account
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Building Materials - 0.06%			Consumer Products (continued)
Cie de St-Gobain	340 $	22	Clorox Co	907 $	61
Geberit AG (a)	48	12	Fortune Brands Inc	404	26
Lafarge SA	82	5	Henkel AG & Co KGaA	126	7
	$ 39		Henkel AG & Co KGaA - Pref Shares	153	11
Chemicals - 1.34%			Husqvarna AB	321	2
Air Liquide SA	283	41	Kimberly-Clark Corp	1,300	86
Air Products & Chemicals Inc	247	24	Reckitt Benckiser Group PLC	341	19
Airgas Inc	127	9		$ 219
Akzo Nobel NV	95	6	Cosmetics & Personal Care - 0.95%
BASF SE	1,132	111	Avon Products Inc	418	12
Bayer AG	817	66	Beiersdorf AG	84	5
CF Industries Holdings Inc	548	78	Colgate-Palmolive Co	532	46
Dow Chemical Co/The	563	20	L'Oreal SA	135	18
Ecolab Inc	391	22	Procter & Gamble Co	7,878	501
EI du Pont de Nemours & Co	2,624	142		$ 582
FMC Corp	196	17	Distribution & Wholesale - 0.19%
Givaudan SA (a)	8	8	Genuine Parts Co	1,548	84
International Flavors & Fragrances Inc	127	8	Li & Fung Ltd	12,000	24
Johnson Matthey PLC	201	6	Wolseley PLC	210	7
K+S AG	126	10		$ 115
Koninklijke DSM NV	426	28	Diversified Financial Services - 0.56%
Lanxess AG	79	6	American Express Co	973	50
Linde AG	141	25	Charles Schwab Corp/The	456	7
Lonza Group AG (a)	39	3	CME Group Inc	110	32
Monsanto Co	705	51	Deutsche Boerse AG	142	11
PPG Industries Inc	233	21	Discover Financial Services	1,384	37
Praxair Inc	639	69	E*Trade Financial Corp (a)	72	1
Sherwin-Williams Co/The	26	2	Federated Investors Inc	182	4
Sigma-Aldrich Corp	127	9	Franklin Resources Inc	581	76
Solvay SA	16	2	Hong Kong Exchanges and Clearing Ltd	2,734	58
Syngenta AG	90	30	Janus Capital Group Inc	274	3
Yara International ASA	154	9	Legg Mason Inc	386	13
	$ 823		NASDAQ OMX Group Inc/The (a)	339	9
Coal - 0.21%			NYSE Euronext	490	17
Consol Energy Inc	554	27	Old Mutual PLC	4,667	10
Peabody Energy Corp	1,737	102	SLM Corp	1,031	17
	$ 129			$ 345
Commercial Services - 0.44%			Electric - 1.09%
Abertis Infraestructuras SA	127	3	AES Corp/The (a)	295	4
Aggreko PLC	616	19	Ameren Corp	247	7
Atlantia SpA	239	5	American Electric Power Co Inc	247	9
Automatic Data Processing Inc	1,633	86	CLP Holdings Ltd	5,000	44
Capita Group PLC/The	999	12	Consolidated Edison Inc	123	7
Edenred	160	5	Constellation Energy Group Inc	198	8
Equifax Inc	178	6	Dominion Resources Inc/VA	425	21
Experian PLC	1,136	14	DTE Energy Co	123	6
G4S PLC	2,842	13	Duke Energy Corp	540	10
Iron Mountain Inc	298	10	E.ON AG	2,030	58
Moody's Corp	234	9	EDF SA	238	9
Paychex Inc	484	15	Edison International	122	5
Robert Half International Inc	235	6	EDP - Energias de Portugal SA	1,725	6
RR Donnelley & Sons Co	699	14	Enel SpA	8,530	56
SGS SA	12	23	Entergy Corp	123	8
Sodexo	105	8	Exelon Corp	198	8
Western Union Co/The	1,119	22	FirstEnergy Corp	171	8
	$ 270		Fortum OYJ	445	13
Computers - 2.99%			GDF Suez	1,298	47
Apple Inc (a)	1,806	606	Iberdrola SA	4,242	38
Atos Origin SA	31	2	Integrys Energy Group Inc	990	51
Cap Gemini SA	264	16	International Power PLC	959	5
Dell Inc (a)	2,995	50	NextEra Energy Inc	247	14
EMC Corp/Massachusetts (a)	4,116	113	Northeast Utilities	198	7
Hewlett-Packard Co	4,404	160	NRG Energy Inc (a)	2,301	57
IBM Corp	3,451	592	Pepco Holdings Inc	74	1
Lexmark International Inc (a)	176	5	PG&E Corp	122	5
NetApp Inc (a)	699	37	Pinnacle West Capital Corp	49	2
SanDisk Corp (a)	4,298	178	Power Assets Holdings Ltd	4,000	30
Western Digital Corp (a)	1,999	73	PPL Corp	122	3
	$ 1,832		Progress Energy Inc	198	10
Consumer Products - 0.36%			Public Service Enterprise Group Inc	171	6
Avery Dennison Corp	178	7	Red Electrica Corporacion SA	122	7

See accompanying notes

74

Schedule of Investments
Asset Allocation Account
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Electric (continued)			Food (continued)
RWE AG	505 $	28	Unilever NV	1,255 $	41
SCANA Corp	49	2	Unilever PLC	1,029	33
Scottish & Southern Energy PLC	714	16	Whole Foods Market Inc	2,203	140
Southern Co	676	27	WM Morrison Supermarkets PLC	2,530	12
Terna Rete Elettrica Nazionale SpA	1,084	5		$ 1,110
Verbund AG	70	3	Food Service - 0.03%
Wisconsin Energy Corp	304	10	Compass Group PLC	1,645	16
Xcel Energy Inc	247	6
	$ 667		Forest Products & Paper - 0.14%
Electrical Components & Equipment - 0.36%			International Paper Co	211	6
Emerson Electric Co	2,888	163	MeadWestvaco Corp	2,066	69
Legrand SA	93	4	Stora Enso OYJ	107	1
Molex Inc	189	5	Svenska Cellulosa AB	200	3
Schneider Electric SA	257	43	UPM-Kymmene OYJ	480	9
Vestas Wind Systems A/S (a)	188	4		$ 88
	$ 219		Gas - 0.23%
Electronics - 0.34%			CenterPoint Energy Inc	2,209	43
Agilent Technologies Inc (a)	295	15	Centrica PLC	4,484	23
Amphenol Corp	310	17	Enagas SA	173	4
Arrow Electronics Inc (a)	1,874	78	Hong Kong & China Gas Co Ltd	11,000	25
Jabil Circuit Inc	351	7	National Grid PLC	2,761	27
Koninklijke Philips Electronics NV	991	25	NiSource Inc	123	3
Thermo Fisher Scientific Inc (a)	1,043	67	Sempra Energy	148	8
	$ 209		Snam Rete Gas SpA	1,089	6
Energy - Alternate Sources - 0.01%				$ 139
First Solar Inc (a)	13	2	Hand & Machine Tools - 0.07%
Iberdrola Renovables SA	940	4	Sandvik AB	808	14
	$ 6		Schindler Holding AG - PC	51	6
Engineering & Construction - 0.44%			Stanley Black & Decker Inc	336	25
ABB Ltd (a)	2,313	60		$ 45
ACS Actividades de Construccion y Servicios SA	153	7	Healthcare - Products - 1.68%
Aeroports de Paris	14	1	Baxter International Inc	1,405	84
Aker Solutions ASA	118	2	Becton Dickinson and Co	524	45
Bouygues SA	181	8	Boston Scientific Corp (a)	5,306	37
Ferrovial SA	414	5	CareFusion Corp (a)	336	9
Foster Wheeler AG (a)	2,016	61	Cie Generale d'Optique Essilor International SA	219	18
Jacobs Engineering Group Inc (a)	250	11	Covidien PLC	400	21
Skanska AB	201	4	CR Bard Inc	254	28
URS Corp (a)	1,891	85	DENTSPLY International Inc	325	12
Vinci SA	351	23	Fresenius SE & Co KGaA	109	11
	$ 267		Hospira Inc (a)	300	17
Environmental Control - 0.12%			Intuitive Surgical Inc (a)	78	29
Republic Services Inc	649	20	Johnson & Johnson	5,895	392
Stericycle Inc (a)	91	8	Luxottica Group SpA	93	3
Waste Management Inc	1,184	44	Medtronic Inc	2,601	100
	$ 72		Patterson Cos Inc	254	8
Food - 1.81%			QIAGEN NV (a)	233	5
Associated British Foods PLC	259	5	Smith & Nephew PLC	1,226	13
Campbell Soup Co	365	13	Sonova Holding AG (a)	65	6
Carrefour SA	397	16	St Jude Medical Inc	773	37
ConAgra Foods Inc	2,968	77	Stryker Corp	1,138	67
Danone	697	52	Synthes Inc (b)	83	15
Delhaize Group SA	96	7	Varian Medical Systems Inc (a)	381	27
General Mills Inc	1,715	64	Zimmer Holdings Inc (a)	746	47
HJ Heinz Co	1,123	60		$ 1,031
Kellogg Co	841	47	Healthcare - Services - 0.89%
Koninklijke Ahold NV	1,195	16	Aetna Inc	574	25
Kraft Foods Inc	1,763	62	CIGNA Corp	731	38
Kroger Co/The	1,700	42	Community Health Systems Inc (a)	685	18
Nestle SA	2,900	180	Coventry Health Care Inc (a)	3,322	121
Orkla ASA	638	6	DaVita Inc (a)	254	22
Parmalat SpA	1,938	7	Fresenius Medical Care AG & Co KGaA	201	15
Safeway Inc	1,200	28	Humana Inc	200	16
Sara Lee Corp	866	16	Laboratory Corp of America Holdings (a)	381	37
Smithfield Foods Inc (a)	3,614	79	Quest Diagnostics Inc	254	15
Suedzucker AG	73	3	Tenet Healthcare Corp (a)	1,525	9
SUPERVALU Inc	600	6	UnitedHealth Group Inc	1,759	91
Sysco Corp	900	28	Universal Health Services Inc	1,809	93
Tesco PLC	7,970	51	WellPoint Inc	597	47
Tyson Foods Inc	977	19		$ 547

See accompanying notes

75

Schedule of Investments
Asset Allocation Account
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Holding Companies - Diversified - 0.27%			Investment Companies - 0.03%
Groupe Bruxelles Lambert SA	197 $	18	Investor AB	536 $	12
Hutchison Whampoa Ltd	6,000	65	Resolution Ltd	1,236	6
LVMH Moet Hennessy Louis Vuitton SA	167	30		$ 18
Swire Pacific Ltd	2,000	29	Iron & Steel - 0.23%
Wharf Holdings Ltd	3,300	23	Allegheny Technologies Inc	33	2
	$ 165		ArcelorMittal	796	28
Home Builders - 0.15%			Cliffs Natural Resources Inc	391	36
DR Horton Inc	740	8	Nucor Corp	157	6
Lennar Corp	312	6	Salzgitter AG	14	1
Pulte Group Inc (a)	885	7	Steel Dynamics Inc	3,178	52
Toll Brothers Inc (a)	3,359	70	ThyssenKrupp AG	137	7
	$ 91		United States Steel Corp	54	3
Home Furnishings - 0.05%			Voestalpine AG	96	5
Electrolux AB	200	5		$ 140
Harman International Industries Inc	204	9	Lodging - 0.13%
Whirlpool Corp	200	16	Accor SA	561	25
	$ 30		Intercontinental Hotels Group PLC	357	7
Housewares - 0.02%			Sands China Ltd (a)	7,600	21
Newell Rubbermaid Inc	765	12	Starwood Hotels & Resorts Worldwide Inc	526	29
				$ 82
Insurance - 2.21%			Machinery - Construction & Mining - 0.49%
ACE Ltd	400	26	Atlas Copco AB - A Shares	562	15
Admiral Group PLC	254	7	Atlas Copco AB - B Shares	336	8
Aegon NV (a)	1,388	10	Caterpillar Inc	2,586	275
Aflac Inc	936	44		$ 298
Ageas	1,901	5	Machinery - Diversified - 0.24%
AIA Group Ltd (a)	18,400	64	AGCO Corp (a)	1,267	63
Allianz SE	383	53	Alstom SA	193	12
Allstate Corp/The	634	19	Deere & Co	363	30
American International Group Inc (a)	200	6	Hexagon AB	200	5
Aon Corp	394	20	Kone OYJ	138	9
Assicurazioni Generali SpA	2,603	55	MAN SE	85	11
Assurant Inc	1,340	49	Metso OYJ	96	5
Aviva PLC	2,675	19	Weir Group PLC/The	349	12
AXA SA	1,380	31		$ 147
Berkshire Hathaway Inc - Class B (a)	2,042	158	Media - 1.36%
Chubb Corp	1,657	104	British Sky Broadcasting Group PLC	740	10
Fidelity National Financial Inc	3,178	50	Cablevision Systems Corp	435	16
Genworth Financial Inc (a)	600	6	CBS Corp	1,123	32
Hartford Financial Services Group Inc	520	14	Comcast Corp - Class A	5,905	150
ING Groep NV (a)	4,194	52	DIRECTV (a)	1,621	82
Legal & General Group PLC	4,570	9	Discovery Communications Inc - A Shares (a)	463	19
Lincoln National Corp	2,157	61	Gannett Co Inc	285	4
Loews Corp	407	17	ITV PLC (a)	2,467	3
Marsh & McLennan Cos Inc	634	20	McGraw-Hill Cos Inc/The	496	21
MetLife Inc	1,047	46	Modern Times Group AB	37	2
Muenchener Rueckversicherungs AG	164	25	News Corp - Class A	3,622	64
PartnerRe Ltd	702	48	ProSiebenSat.1 Media AG	114	3
Progressive Corp/The	874	19	Reed Elsevier NV	966	13
Prudential Financial Inc	1,594	101	Reed Elsevier PLC	1,680	15
Prudential PLC	2,121	25	Scripps Networks Interactive	254	12
RSA Insurance Group PLC	3,229	7	Societe Television Francaise 1	90	2
Sampo OYJ	659	21	Time Warner Cable Inc	557	44
Standard Life PLC	2,117	7	Time Warner Inc	3,519	128
Swiss Re Ltd (a)	100	6	Viacom Inc	1,041	53
Travelers Cos Inc/The	534	31	Walt Disney Co/The	3,424	134
Unum Group	3,124	80	WPP PLC	2,186	27
XL Group PLC	427	9		$ 834
Zurich Financial Services (a)	128	32
			Metal Fabrication & Hardware - 0.26%
	$ 1,356		Assa Abloy AB	271	7
Internet - 0.92%			Commercial Metals Co	4,828	69
Amazon.com Inc (a)	366	75	Precision Castparts Corp	345	57
AOL Inc (a)	267	5	SKF AB	291	9
eBay Inc (a)	2,440	79	Tenaris SA	402	9
Expedia Inc	328	9	Vallourec SA	73	9
Google Inc (a)	481	244
Priceline.com Inc (a)	62	32		$ 160
Symantec Corp (a)	867	17	Mining - 1.10%
Yahoo! Inc (a)	6,767	102	Alcoa Inc	6,332	100
			Anglo American PLC	1,275	63
	$ 563		Antofagasta PLC	255	6

See accompanying notes

76

Schedule of Investments
Asset Allocation Account
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Mining (continued)			Oil & Gas Services (continued)
BHP Billiton PLC	2,126 $	84	Cameron International Corp (a)	554 $	28
Freeport-McMoRan Copper & Gold Inc	2,133	113	Cie Generale de Geophysique-Veritas (a)	121	4
Kazakhmys PLC	218	5	FMC Technologies Inc (a)	554	25
Lonmin PLC	147	3	Fugro NV	46	3
Molycorp Inc (a)	979	60	Halliburton Co	1,956	100
Newmont Mining Corp	1,280	69	National Oilwell Varco Inc	799	63
Norsk Hydro ASA	956	7	Petrofac Ltd	247	6
Randgold Resources Ltd	82	7	Saipem SpA	204	11
Rio Tinto PLC	1,393	101	Schlumberger Ltd	2,790	241
Umicore SA	116	6	Subsea 7 SA (a)	201	5
Vedanta Resources PLC	123	4	Technip SA	75	8
Vulcan Materials Co	65	3		$ 564
Xstrata PLC	1,994	44	Packaging & Containers - 0.12%
	$ 675		Ball Corp	254	10
Miscellaneous Manufacturing - 1.75%			Owens-Illinois Inc (a)	86	2
3M Co	1,190	113	Rexam PLC	230	1
Alfa Laval AB	342	7	Sealed Air Corp	2,540	61
Danaher Corp	1,344	71		$ 74
Eaton Corp	424	22	Pharmaceuticals - 3.79%
General Electric Co	19,324	365	Abbott Laboratories	5,378	283
Honeywell International Inc	2,372	141	Actelion Ltd (a)	79	4
Illinois Tool Works Inc	1,866	105	Allergan Inc/United States	1,900	158
ITT Corp	345	20	AmerisourceBergen Corp	879	36
Leggett & Platt Inc	386	10	AstraZeneca PLC	1,265	63
Siemens AG	781	107	Bristol-Myers Squibb Co	7,689	223
Smiths Group PLC	367	7	Cardinal Health Inc	878	40
Textron Inc	423	10	Eli Lilly & Co	1,183	44
Tyco International Ltd	1,841	91	Express Scripts Inc (a)	1,095	59
Wartsila OYJ	139	5	Forest Laboratories Inc (a)	666	26
	$ 1,074		GlaxoSmithKline PLC	4,698	101
Office & Business Equipment - 0.07%			McKesson Corp	587	49
Pitney Bowes Inc	689	16	Mead Johnson Nutrition Co	481	32
Xerox Corp	2,374	25	Medco Health Solutions Inc (a)	903	51
	$ 41		Merck & Co Inc	5,784	204
Oil & Gas - 5.26%			Merck KGaA	48	5
Anadarko Petroleum Corp	2,275	175	Novartis AG	2,119	130
Apache Corp	1,118	138	Novo Nordisk A/S	316	40
BG Group PLC	2,615	59	Omnicare Inc	2,446	78
BP PLC	15,903	117	Pfizer Inc	14,688	303
Cairn Energy PLC (a)	1,150	8	Roche Holding AG	528	88
Chesapeake Energy Corp	3,944	117	Sanofi-Aventis SA	1,030	83
Chevron Corp	4,656	479	Shire PLC	432	14
ConocoPhillips	4,247	319	Teva Pharmaceutical Industries Ltd ADR	1,476	71
Denbury Resources Inc (a)	1,108	22	Watson Pharmaceuticals Inc (a)	2,021	139
Devon Energy Corp	1,022	81		$ 2,324
Diamond Offshore Drilling Inc	227	16	Pipelines - 0.15%
ENI SpA	2,781	66	El Paso Corp	1,108	22
EOG Resources Inc	451	47	Spectra Energy Corp	781	22
Exxon Mobil Corp	8,538	695	Williams Cos Inc	1,660	50
Galp Energia SGPS SA	200	5		$ 94
Hess Corp	1,538	115	Publicly Traded Investment Fund - 1.02%
Marathon Oil Corp	1,414	75	SPDR Barclays Capital High Yield Bond ETF	7,625	307
Murphy Oil Corp	216	14	SPDR S&P MidCap 400 ETF Trust	37	7
Newfield Exploration Co (a)	227	15	Technology Select Sector SPDR Fund	12,000	308
Noble Corp	554	22		$ 622
Noble Energy Inc	188	17	Real Estate - 0.38%
Occidental Petroleum Corp	1,574	164	CB Richard Ellis Group Inc (a)	1,044	26
Pioneer Natural Resources Co	227	20	Cheung Kong Holdings Ltd	4,000	59
Repsol YPF SA	237	8	Hang Lung Group Ltd	2,000	13
Royal Dutch Shell PLC - A Shares	3,072	109	Hang Lung Properties Ltd	6,000	25
Royal Dutch Shell PLC - B Shares	2,338	83	Henderson Land Development Co Ltd	3,040	19
Southwestern Energy Co (a)	819	35	IMMOFINANZ AG (a)	680	3
Statoil ASA	959	24	Kerry Properties Ltd	2,000	9
Total SA	1,938	112	New World Development Ltd	7,053	11
Transocean Ltd/Switzerland	234	15	Sino Land Co Ltd	6,044	10
Tullow Oil PLC	678	14	Sun Hung Kai Properties Ltd	3,000	44
Valero Energy Corp	1,281	33	Wheelock & Co Ltd	3,000	12
	$ 3,219			$ 231
Oil & Gas Services - 0.92%			REITS - 0.96%
Amec PLC	280	5	AvalonBay Communities Inc	254	33
Baker Hughes Inc	898	65

See accompanying notes

77

Schedule of Investments
Asset Allocation Account
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
REITS (continued)			Semiconductors (continued)
Boston Properties Inc	291 $	31	Altera Corp	79 $	4
British Land Co PLC	696	7	Analog Devices Inc	74	3
Capital Shopping Centres Group PLC	439	3	Applied Materials Inc	4,951	65
Corio NV	47	3	ARM Holdings PLC	1,520	14
Equity Residential	1,059	64	ASML Holding NV	444	16
Fonciere Des Regions	21	2	Broadcom Corp	2,397	81
Gecina SA	15	2	Infineon Technologies AG	1,937	22
Hammerson PLC	556	4	Intel Corp	10,894	241
HCP Inc	699	26	KLA-Tencor Corp	183	7
Health Care REIT Inc	254	13	Linear Technology Corp	58	2
Host Hotels & Resorts Inc	1,144	19	LSI Corp (a)	138	1
ICADE	14	2	MEMC Electronic Materials Inc (a)	90	1
Kimco Realty Corp	508	9	Microchip Technology Inc	57	2
Klepierre	75	3	Micron Technology Inc (a)	222	2
Land Securities Group PLC	604	8	National Semiconductor Corp	253	6
Link REIT/The	5,500	19	Novellus Systems Inc (a)	18	1
Plum Creek Timber Co Inc	2,321	94	NVIDIA Corp (a)	4,812	77
Public Storage Inc	370	42	Renewable Energy Corp ASA (a)	200	—
Segro PLC	584	3	Texas Instruments Inc	279	9
Simon Property Group Inc	1,050	122	Xilinx Inc	64	2
Unibail-Rodamco SE	63	15		$ 557
Ventas Inc	635	34	Shipbuilding - 0.00%
Vornado Realty Trust	268	25	Huntington Ingalls Industries Inc (a)	60	2
Weyerhaeuser Co	244	5
	$ 588		Software - 2.15%
Retail - 2.89%			Adobe Systems Inc (a)	4,520	142
Abercrombie & Fitch Co	148	10	Allscripts Healthcare Solutions Inc (a)	400	8
AutoZone Inc (a)	83	24	Autonomy Corp PLC (a)	382	11
Bed Bath & Beyond Inc (a)	283	17	Cerner Corp (a)	508	31
Best Buy Co Inc	372	12	Dassault Systemes SA	60	5
CarMax Inc (a)	328	11	Dun & Bradstreet Corp	53	4
Cie Financiere Richemont SA	352	23	Intuit Inc (a)	1,431	74
Costco Wholesale Corp	900	73	Microsoft Corp	20,709	538
CVS Caremark Corp	2,800	105	Oracle Corp	11,465	377
Dollar General Corp (a)	3,191	108	Red Hat Inc (a)	1,674	77
Esprit Holdings Ltd	2,257	7	Sage Group PLC	1,121	5
Family Dollar Stores Inc	127	7	SAP AG	766	47
GameStop Corp (a)	194	5		$ 1,319
Gap Inc/The	5,483	99	Telecommunications - 2.55%
Hennes & Mauritz AB	1,246	43	Alcatel-Lucent/France (a)	4,658	27
Home Depot Inc	2,863	104	American Tower Corp (a)	917	48
Inditex SA	167	15	AT&T Inc	6,280	197
JC Penney Co Inc	196	7	BT Group PLC	3,105	10
Kohl's Corp	397	20	CenturyLink Inc	1,084	44
Lowe's Cos Inc	1,450	34	Cisco Systems Inc	10,355	162
Ltd Brands Inc	291	11	Corning Inc	7,161	130
Macy's Inc	3,786	111	Deutsche Telekom AG	3,251	51
Marks & Spencer Group PLC	2,131	12	Eutelsat Communications SA	62	3
McDonald's Corp	2,563	216	France Telecom SA	1,632	35
Next PLC	193	7	Frontier Communications Corp	1,325	11
Nordstrom Inc	201	9	Inmarsat PLC	440	4
O'Reilly Automotive Inc (a)	164	11	Juniper Networks Inc (a)	994	31
Ross Stores Inc	164	13	Koninklijke KPN NV	1,024	15
Sears Holdings Corp (a)	163	12	MetroPCS Communications Inc (a)	535	9
Staples Inc	717	11	Millicom International Cellular SA	100	10
Starbucks Corp	2,279	90	Motorola Mobility Holdings Inc (a)	544	12
Swatch Group AG/The - BR	23	12	Motorola Solutions Inc (a)	593	27
Talbots Inc (a)	14,304	48	Nokia OYJ	2,204	14
Target Corp	585	27	Nortel Networks Corp (a)	38	—
Tiffany & Co	164	13	Portugal Telecom SGPS SA	1,019	10
TJX Cos Inc	402	21	Qualcomm Inc	3,129	178
Urban Outfitters Inc (a)	164	5	SES SA	202	6
Walgreen Co	1,235	52	Swisscom AG	59	27
Wal-Mart Stores Inc	4,400	234	Telecom Italia SpA	5,861	8
Yum! Brands Inc	2,404	133	Telefonaktiebolaget LM Ericsson	1,676	24
	$ 1,772		Telefonica SA ADR	3	—
Savings & Loans - 0.02%			Telefonica SA	3,731	91
Hudson City Bancorp Inc	1,150	9	Telenor ASA	1,126	18
			TeliaSonera AB	3,274	24
Semiconductors - 0.91%			Verizon Communications Inc	4,499	167
Advanced Micro Devices Inc (a)	150	1	Vivendi SA	1,240	35

See accompanying notes

78

Schedule of Investments
Asset Allocation Account
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Principal
Telecommunications (continued)				Amount
Vodafone Group PLC	50,990 $	135	BONDS (continued)	(000's)	Value (000's)
	$ 1,563		Banks (continued)
Textiles - 0.02%			BBVA US Senior SAU
Cintas Corp	428	14	3.25%, 5/16/2014	$ 100	$ 99
			BNP Paribas SA
Toys, Games & Hobbies - 0.04%			5.00%, 1/15/2021	75	75
Hasbro Inc	254	11	Citigroup Inc
Mattel Inc	521	14	6.13%, 11/21/2017	35	39
	$ 25		6.13%, 5/15/2018	35	39
Transportation - 0.98%			8.50%, 5/22/2019	70	87
AP Moller - Maersk A/S - A shares	1	8	Credit Agricole SA/London
AP Moller - Maersk A/S - B shares	2	17	3.50%, 4/13/2015(b)	100	100
CH Robinson Worldwide Inc	388	31	Credit Suisse AG
CSX Corp	1,623	43	5.40%, 1/14/2020	105	106
Deutsche Post AG	1,075	21	Credit Suisse/New York NY
DSV A/S	94	2	6.00%, 2/15/2018	10	11
Expeditors International of Washington Inc	277	14	Fifth Third Bancorp
FedEx Corp	44	4	3.63%, 1/25/2016	25	25
Firstgroup PLC	1	—	Goldman Sachs Group Inc/The
Groupe Eurotunnel SA	234	3	6.15%, 4/1/2018	155	169
Koninklijke Vopak NV	29	1	7.50%, 2/15/2019	35	41
Kuehne + Nagel International AG	23	4	HSBC Holdings PLC
MTR Corp	4,064	14	5.10%, 4/5/2021	130	133
Norfolk Southern Corp	2,374	178	JP Morgan Chase & Co
PostNL NV	375	3	3.15%, 7/5/2016	75	75
Tidewater Inc	1,344	72	4.95%, 3/25/2020	35	36
TNT Express NV (a)	375	4	6.00%, 1/15/2018	80	89
Union Pacific Corp	786	82	Lloyds TSB Bank PLC
United Parcel Service Inc	1,340	98	5.80%, 1/13/2020(b)	100	100
	$ 599		Regions Financial Corp
Water - 0.03%			5.75%, 6/15/2015	30	30
Severn Trent PLC	208	5	Royal Bank of Scotland PLC/The
United Utilities Group PLC	489	5	4.88%, 3/16/2015	100	104
Veolia Environnement	249	7	Standard Chartered PLC
			3.85%, 4/27/2015(b)	100	104
	$ 17
TOTAL COMMON STOCKS	$ 34,332		Wells Fargo & Co
			3.68%, 6/15/2016(c)	55	56
	Principal
	Amount		5.63%, 12/11/2017	70	77
BONDS - 16.43%	(000's) Value (000's)				$ 1,933
Advertising - 0.03%			Beverages - 0.03%
Omnicom Group Inc			Constellation Brands Inc
4.45%, 8/15/2020	$ 20 $	20	7.25%, 9/1/2016	15	16

Aerospace & Defense - 0.08%			Biotechnology - 0.10%
L-3 Communications Corp			Gilead Sciences Inc
4.95%, 2/15/2021	50	50	4.50%, 4/1/2021	60	60

Agriculture - 0.24%			Building Materials - 0.19%
Altria Group Inc			CRH America Inc
4.13%, 9/11/2015	25	27	6.00%, 9/30/2016	55	61
9.25%, 8/6/2019	30	39	Holcim US Finance Sarl & Cie SCS
			6.00%, 12/30/2019(b)	20	21
BAT International Finance PLC
9.50%, 11/15/2018(b)	40	54	Lafarge SA
			5.50%, 7/9/2015(b)	30	32
Bunge Ltd Finance Corp
8.50%, 6/15/2019	25	30			$ 114
	$ 150		Chemicals - 0.17%
Automobile Manufacturers - 0.04%			CF Industries Inc
Daimler Finance North America LLC			6.88%, 5/1/2018	90	102
7.30%, 1/15/2012	20	20
8.50%, 1/18/2031	5	7	Coal - 0.05%
	$ 27		Alpha Natural Resources Inc
			6.00%, 6/1/2019	10	10
Banks - 3.15%			6.25%, 6/1/2021	20	20
Abbey National Treasury Services PLC/London
3.88%, 11/10/2014(b)	100	102			$ 30
Australia & New Zealand Banking Group Ltd			Commercial Services - 0.09%
3.25%, 3/1/2016(b)	100	101	Verisk Analytics Inc
Bank of America Corp			5.80%, 5/1/2021	55	58
5.65%, 5/1/2018	80	84
Barclays Bank PLC
6.75%, 5/22/2019	45	51

See accompanying notes

79

Schedule of Investments
Asset Allocation Account
June 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Distribution & Wholesale - 0.02%			Forest Products & Paper (continued)
Ingram Micro Inc			International Paper Co
5.25%, 9/1/2017	$ 10 $	11	7.50%, 8/15/2021	$ 35 $	41
				$ 114
Diversified Financial Services - 1.31%			Healthcare - Products - 0.14%
ABB Treasury Center USA Inc			Boston Scientific Corp
2.50%, 6/15/2016(b)	25	25	6.00%, 1/15/2020	80	87
FUEL Trust
4.21%, 4/15/2016(b)	200	201	Healthcare - Services - 0.18%
General Electric Capital Corp			Quest Diagnostics Inc/DE
5.30%, 2/11/2021	40	42	6.95%, 7/1/2037	35	39
5.63%, 5/1/2018	100	109	UnitedHealth Group Inc
6.00%, 8/7/2019	85	94	6.63%, 11/15/2037	65	72
Harley-Davidson Funding Corp				$ 111
6.80%, 6/15/2018(b)	25	28	Insurance - 0.77%
Macquarie Bank Ltd			Aegon NV
6.63%, 4/7/2021(b)	30	30	4.63%, 12/1/2015	50	53
Macquarie Group Ltd			American International Group Inc
6.00%, 1/14/2020(b)	35	35	6.40%, 12/15/2020	70	75
Merrill Lynch & Co Inc			CNA Financial Corp
6.88%, 4/25/2018	110	122	5.75%, 8/15/2021	60	62
NASDAQ OMX Group Inc/The			Genworth Financial Inc
5.55%, 1/15/2020	5	5	7.20%, 2/15/2021	35	35
SLM Corp			Hartford Financial Services Group Inc
6.25%, 1/25/2016	45	47	5.50%, 3/30/2020	35	36
TD Ameritrade Holding Corp			Nationwide Financial Services
5.60%, 12/1/2019	60	64	5.38%, 3/25/2021(b)	25	25
	$ 802		Pacific LifeCorp
Electric - 0.52%			6.00%, 2/10/2020(b)	50	54
CMS Energy Corp			Prudential Financial Inc
6.25%, 2/1/2020	70	75	6.63%, 12/1/2037	15	16
EDF SA			7.38%, 6/15/2019	20	24
4.60%, 1/27/2020(b)	25	26	Reinsurance Group of America Inc
Exelon Generation Co LLC			6.45%, 11/15/2019	35	38
6.25%, 10/1/2039	95	96	Willis Group Holdings PLC
FirstEnergy Solutions Corp			4.13%, 3/15/2016	50	51
6.05%, 8/15/2021	65	70		$ 469
PPL WEM Holdings PLC			Internet - 0.02%
3.90%, 5/1/2016(b)	50	51	Expedia Inc
	$ 318		5.95%, 8/15/2020	15	15
Engineering & Construction - 0.16%
BAA Funding Ltd			Iron & Steel - 0.13%
4.88%, 7/15/2021(b)	100	97	ArcelorMittal
			9.85%, 6/1/2019	35	44
Finance - Mortgage Loan/Banker - 1.12%			Cliffs Natural Resources Inc
Fannie Mae			4.88%, 4/1/2021	35	35
1.25%, 8/20/2013	30	30		$ 79
2.38%, 4/11/2016	70	71	Lodging - 0.23%
2.50%, 5/15/2014	200	209	Hyatt Hotels Corp
4.13%, 4/15/2014	65	71	6.88%, 8/15/2019(b)	25	28
6.63%, 11/15/2030	75	95	Wyndham Worldwide Corp
Freddie Mac			5.63%, 3/1/2021	50	50
3.75%, 3/27/2019	200	212	Wynn Las Vegas LLC / Wynn Las Vegas Capital
	$ 688		Corp
Food - 0.40%			7.75%, 8/15/2020	60	65
ConAgra Foods Inc				$ 143
7.00%, 10/1/2028	25	26	Media - 0.66%
8.25%, 9/15/2030	20	24	CBS Corp
Delhaize Group SA			8.88%, 5/15/2019	20	26
5.70%, 10/1/2040	66	61	Comcast Corp
Kraft Foods Inc			5.15%, 3/1/2020	30	32
6.88%, 1/26/2039	55	64	5.70%, 5/15/2018	10	11
7.00%, 8/11/2037	25	29	DIRECTV Holdings LLC / DIRECTV Financing
Woolworths Ltd			Co Inc
4.00%, 9/22/2020(b)	40	39	5.88%, 10/1/2019	10	11
	$ 243		7.63%, 5/15/2016	20	22
Forest Products & Paper - 0.19%			DISH DBS Corp
Georgia-Pacific LLC			7.13%, 2/1/2016	25	26
7.75%, 11/15/2029	25	29	NBC Universal Media LLC
8.88%, 5/15/2031	35	44	4.38%, 4/1/2021(b)	25	25

See accompanying notes

80

Schedule of Investments
Asset Allocation Account
June 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Media (continued)			Other Asset Backed Securities - 0.46%
NBC Universal Media LLC (continued)			PSE&G Transition Funding LLC
5.15%, 4/30/2020(b)	$ 40 $	42	6.75%, 6/15/2016	$ 250 $	285
News America Inc
7.85%, 3/1/2039	50	60	Pipelines - 0.37%
Time Warner Cable Inc			Energy Transfer Partners LP
6.75%, 6/15/2039	20	22	9.00%, 4/15/2019	35	43
8.75%, 2/14/2019	10	13	Enterprise Products Operating LLC
Time Warner Inc			5.25%, 1/31/2020	15	16
4.70%, 1/15/2021	35	35	6.50%, 1/31/2019	35	40
4.88%, 3/15/2020	15	16	Kinder Morgan Energy Partners LP
5.88%, 11/15/2016	10	11	5.95%, 2/15/2018	25	28
Viacom Inc			Kinder Morgan Finance Co ULC
6.88%, 4/30/2036	45	50	5.70%, 1/5/2016	45	47
	$ 402		Plains All American Pipeline LP / PAA Finance
Mining - 0.36%			Corp
Barrick North America Finance LLC			6.70%, 5/15/2036	35	37
4.40%, 5/30/2021(b)	35	35	8.75%, 5/1/2019	15	19
Rio Tinto Finance USA Ltd				$ 230
9.00%, 5/1/2019	20	27	Real Estate - 0.19%
Southern Copper Corp			Brookfield Asset Management Inc
5.38%, 4/16/2020	5	5	5.80%, 4/25/2017	30	32
6.75%, 4/16/2040	15	15	Dexus Diversified Trust / Dexus Office Trust
Teck Resources Ltd			5.60%, 3/15/2021(b)	35	35
4.75%, 1/15/2022(d)	100	100	WEA Finance LLC
Vale Overseas Ltd			4.63%, 5/10/2021(b)	50	49
5.63%, 9/15/2019	30	32		$ 116
6.88%, 11/10/2039	5	5	REITS - 0.61%
	$ 219		Brandywine Operating Partnership LP
Miscellaneous Manufacturing - 0.05%			4.95%, 4/15/2018	50	51
Cooper US Inc			Digital Realty Trust LP
5.25%, 11/15/2012	30	32	4.50%, 7/15/2015	70	73
			HCP Inc
Mortgage Backed Securities - 1.77%			5.38%, 2/1/2021	20	21
Banc of America Commercial Mortgage Inc			5.63%, 5/1/2017	50	54
5.83%, 4/10/2049(c)	70	66	Health Care REIT Inc
Bear Stearns Commercial Mortgage Securities			6.13%, 4/15/2020	35	37
5.36%, 2/11/2017	60	56	Ventas Realty LP / Ventas Capital Corp
Citigroup Commercial Mortgage Trust			4.75%, 6/1/2021	75	73
5.82%, 12/10/2049(c)	50	55	Wells Operating Partnership II LP
5.89%, 6/10/2017(c)	105	103	5.88%, 4/1/2018(b)	60	62
Commercial Mortgage Pass Through Certificates				$ 371
6.01%, 12/10/2049(c)	150	165	Retail - 0.70%
Greenwich Capital Commercial Funding Corp			Best Buy Co Inc
5.48%, 2/10/2017	125	121	3.75%, 3/15/2016	55	55
5.87%, 12/10/2049(c)	180	165	CVS Pass-Through Trust
JP Morgan Chase Commercial Mortgage Securities			6.04%, 12/10/2028	49	52
Corp			8.35%, 7/10/2031(b)	10	12
4.39%, 5/15/2021(b)	125	123	Darden Restaurants Inc
5.93%, 5/12/2017(c)	60	58	6.20%, 10/15/2017	65	74
6.10%, 9/12/2017(c)	45	44	Gap Inc/The
6.26%, 8/15/2017(c)	60	59	5.95%, 4/12/2021	45	43
LB-UBS Commercial Mortgage Trust			Home Depot Inc
6.37%, 9/15/2045(c)	70	69	5.88%, 12/16/2036	55	56
	$ 1,084		JC Penney Co Inc
Oil & Gas - 0.34%			5.65%, 6/1/2020	15	15
Anadarko Petroleum Corp			JC Penney Corp Inc
6.95%, 6/15/2019	25	29	6.38%, 10/15/2036	26	23
EQT Corp			QVC Inc
8.13%, 6/1/2019	25	30	7.13%, 4/15/2017(b)	40	42
Hess Corp			Wal-Mart Stores Inc
6.00%, 1/15/2040	50	52	5.25%, 9/1/2035	15	15
Marathon Petroleum Corp			Wesfarmers Ltd
5.13%, 3/1/2021(b)	25	26	2.98%, 5/18/2016(b)	30	30
Petrobras International Finance Co - Pifco			Yum! Brands Inc
5.75%, 1/20/2020	45	48	6.88%, 11/15/2037	10	12
QEP Resources Inc				$ 429
6.88%, 3/1/2021	20	21	Savings & Loans - 0.59%
	$ 206		Nationwide Building Society
			6.25%, 2/25/2020(b)	100	104

See accompanying notes

81

Schedule of Investments
Asset Allocation Account
June 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
Savings & Loans (continued)			New York (continued)
Santander Holdings USA Inc			New York City Transitional Finance Authority
4.63%, 4/19/2016	$ 15	$ 15	5.27%, 5/1/2027	$ 25	$ 26
US Central Federal Credit Union					$ 52
1.90%, 10/19/2012	240	244	TOTAL MUNICIPAL BONDS		$ 206
		$ 363		Principal
Semiconductors - 0.05%			U.S. GOVERNMENT & GOVERNMENT	Amount
KLA-Tencor Corp			AGENCY OBLIGATIONS - 26.29%	(000's)	Value (000's)
6.90%, 5/1/2018	25	28	Federal Home Loan Mortgage Corporation (FHLMC) - 2.19%
			5.00%, 8/1/2040(e)	$ 331	$ 352
Software - 0.07%			5.00%, 10/1/2040(e)	308	329
Fiserv Inc			6.00%, 8/1/2037(e)	118	130
3.13%, 6/15/2016	45	45	6.00%, 11/1/2037(e)	73	80
			6.00%, 2/1/2038(e)	192	211
Sovereign - 0.16%			6.50%, 9/1/2036(e)	149	169
Mexican Bonos			7.50%, 5/1/2035(e)	18	21
8.00%, 6/11/2020(c)	1,070	98	8.00%, 8/1/2032(e)	18	21
			8.50%, 8/1/2031(e)	19	23
Telecommunications - 0.69%			12.00%, 7/1/2013(e)	3	3
AT&T Inc					$ 1,339
6.30%, 1/15/2038	10	11	Federal National Mortgage Association (FNMA) - 6.87%
Deutsche Telekom International Finance BV			2.48%, 5/1/2035(c),(e)	93	97
8.75%, 6/15/2030(c)	20	26	4.00%, 7/1/2041(e),(f)	250	250
Frontier Communications Corp			4.50%, 9/1/2022(e)	149	159
8.50%, 4/15/2020	45	49	4.50%, 7/1/2041(e),(f)	1,595	1,650
Qwest Corp			5.00%, 4/1/2039(e)	77	82
6.50%, 6/1/2017	15	16	5.50%, 2/1/2038(e)	704	766
6.88%, 9/15/2033	25	24	5.50%, 7/1/2041(e),(f)	420	454
8.38%, 5/1/2016	30	35	6.00%, 3/1/2037(e)	24	26
SBA Telecommunications Inc			6.00%, 1/1/2038(e)	248	273
8.25%, 8/15/2019	25	27	6.00%, 7/1/2038(e)	55	60
Telecom Italia Capital SA			6.00%, 7/1/2041(e),(f)	100	110
7.00%, 6/4/2018	30	33	6.50%, 12/1/2032(e)	171	195
7.18%, 6/18/2019	15	17	7.00%, 4/1/2023(e)	1	1
Telefonica Europe BV			7.50%, 8/1/2037(e)	35	41
8.25%, 9/15/2030	50	60	8.00%, 4/1/2033(e)	18	21
Telstra Corp Ltd			8.50%, 9/1/2039(e)	18	21
4.80%, 10/12/2021(b)	40	40			$ 4,206
Verizon Communications Inc			Government National Mortgage Association (GNMA) - 2.57%
4.60%, 4/1/2021	20	21	3.50%, 7/1/2041(f)	255	248
8.95%, 3/1/2039	25	35	4.00%, 7/1/2041(f)	500	509
Vivendi SA			4.50%, 4/15/2039	139	148
6.63%, 4/4/2018(b)	25	28
			4.50%, 6/15/2039	317	336
		$ 422	4.50%, 8/15/2039	107	113
TOTAL BONDS		$ 10,067	4.50%, 5/15/2040	210	222
	Principal				$ 1,576
	Amount		U.S. Treasury - 11.30%
MUNICIPAL BONDS - 0.34%	(000's)	Value (000's)	0.50%, 11/30/2012	1,100	1,103
California - 0.08%			1.25%, 8/31/2015	1,800	1,792
State of California			1.88%, 9/30/2017	540	528
6.65%, 3/1/2022	$ 45	$ 50	2.25%, 1/31/2015	1,485	1,545
			2.50%, 4/30/2015	860	902
Georgia - 0.10%			3.50%, 2/15/2039	130	112
Municipal Electric Authority of Georgia			4.25%, 5/15/2039	30	29
6.64%, 4/1/2057	25	25	4.63%, 2/15/2040	180	188
6.66%, 4/1/2057	40	38	4.75%, 2/15/2041	400	425
		$ 63	6.50%, 11/15/2026	230	300
Illinois - 0.07%					$ 6,924
Chicago Transit Authority			U.S. Treasury Bill - 3.36%
6.20%, 12/1/2040	30	31	0.05%, 9/22/2011(g)	60	60
City of Chicago IL			0.05%, 11/17/2011(g)	1,500	1,500
6.40%, 1/1/2040	10	10	0.07%, 7/14/2011(g)	500	500
		$ 41			$ 2,060
New York - 0.09%			TOTAL U.S. GOVERNMENT &
City of New York NY			GOVERNMENT AGENCY OBLIGATIONS		$ 16,105
5.97%, 3/1/2036	25	26

See accompanying notes

82

Schedule of Investments Asset Allocation Account June 30, 2011 (unaudited)

Portfolio Summary (unaudited)

	Maturity		Sector	Percent
	Amount		Financial	20 .20%
REPURCHASE AGREEMENTS - 4.64%	(000's)	Value (000's)	Government	15 .94%
			Consumer, Non-cyclical	14 .23%
Banks - 4.64%			Mortgage Securities	13 .40%
Investment in Joint Trading Account; Credit Suisse $	890	$ 890
Repurchase Agreement; 0.01% dated			Energy	7 .32%
			Industrial	6 .82%
06/30/11 maturing 07/01/11 (collateralized by			Communications	6 .29%
US Treasury Strips; $907,296; 0.00%; dated
02/15/15 - 08/15/37)			Technology	6 .24%
			Consumer, Cyclical	5 .68%
Investment in Joint Trading Account; Deutsche	269	269	Basic Materials	3 .66%
Bank Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by			Utilities	1 .87%
			Exchange Traded Funds	1 .02%
Sovereign Agency Issues; $274,577; 3.50% -			Asset Backed Securities	0 .46%
3.75%; dated 06/28/13 - 08/17/20)
Investment in Joint Trading Account; JP Morgan	468	468	Diversified	0 .27%
			Revenue Bonds	0 .21%
Repurchase Agreement; 0.01% dated			General Obligation Unltd	0 .13%
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $477,524; 0.00% -			Liabilities in Excess of Other Assets, Net	(3.74)%
9.80%; dated 01/09/12 - 03/12/21)			TOTAL NET ASSETS	100.00%
Investment in Joint Trading Account; Merrill	772	772
Lynch Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $787,915; 0.00% -
8.10%; dated 07/11/11 - 11/18/30)
Investment in Joint Trading Account; Morgan	445	445
Stanley Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $453,648; 0.75% -
4.75%; dated 04/20/12 - 10/28/15)
$ 2,844
TOTAL REPURCHASE AGREEMENTS		$ 2,844
Total Investments		$ 63,554
Liabilities in Excess of Other Assets, Net - (3.74)%		$ (2,293)
TOTAL NET ASSETS - 100.00%		$ 61,261

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,921 or 3.14% of net assets.
(c)	Variable Rate. Rate shown is in effect at June 30, 2011.
(d)	Security purchased on a when-issued basis.
(e)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.
(f)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(g)	Rate shown is the discount rate of the original purchase.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 3,682
Unrealized Depreciation		(1,218)
Net Unrealized Appreciation (Depreciation)		$ 2,464
Cost for federal income tax purposes		$ 61,090
All dollar amounts are shown in thousands (000's)

Foreign Currency Contracts

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Accept In Exchange For			Value	Appreciation/(Depreciation)
Australian Dollar	Bank of New York Mellon	7/14/2011	106,630$	113 $	114	$ 1
Australian Dollar	Goldman Sachs & Co	7/14/2011	567,057	604	607	3
Australian Dollar	Northern Trust	7/14/2011	585,535	624	627	3
Australian Dollar	UBS Securities	7/14/2011	582,375	614	624	10
British Pound	Goldman Sachs & Co	7/14/2011	88,248	145	142	(3)
Canadian Dollar	Bank of America	7/14/2011	614,496	634	637	3
Chilean Peso	UBS Securities	7/15/2011	46,600,000	100	100	—

See accompanying notes

83

Schedule of Investments
Asset Allocation Account
June 30, 2011 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Purchase							Net Unrealized
Contracts	Counterparty		Delivery Date Contracts to Accept	In Exchange For		Value	Appreciation/(Depreciation)
Chinese Renminbi	JP Morgan Securities		7/14/2011	10,295,125$	1,589	$ 1,593	$ 4
Israeli Shekel	Royal Bank of Scotland PLC		7/14/2011	259,664	76	76	—
Japanese Yen	Northern Trust		7/14/2011	16,357,075	203	203	—
Japanese Yen	UBS Securities		7/14/2011	162,047,666	2,014	2,013	(1)
Mexican Peso	Royal Bank of Scotland PLC		7/14/2011	1,320,944	113	113	—
Mexican Peso	UBS Securities		7/14/2011	1,575,218	133	134	1
Norwegian Krone	UBS Securities		7/15/2011	710,000	132	132	—
Singapore Dollar	Bank of America		7/15/2011	123,000	99	100	1
Singapore Dollar	UBS Securities		7/14/2011	500,832	405	408	3
South Korean Won	Bank of America		7/15/2011	106,800,000	99	100	1
South Korean Won	UBS Securities		7/14/2011	237,049,890	218	222	4
Swedish Krona	UBS Securities		7/15/2011	800,000	129	126	(3)

Foreign Currency Sale							Net Unrealized
Contracts	Counterparty		Delivery Date Contracts to Deliver	In Exchange For		Value	Appreciation/(Depreciation)
Australian Dollar	Deutche Bank AG		7/14/2011	367,219$	391	$ 393	$ (2)
Australian Dollar	UBS Securities		7/14/2011	729,550	778	782	(4)
British Pound	UBS Securities		7/14/2011	548,163	898	880	18
Canadian Dollar	UBS Securities		7/14/2011	310,066	320	321	(1)
Danish Krone	UBS Securities		7/14/2011	190,354	37	37	—
Euro	Deutche Bank AG		7/14/2011	95,070	137	138	(1)
Euro	UBS Securities		7/14/2011	308,849	442	448	(6)
Hong Kong Dollar	Bank of New York Mellon		7/14/2011	3,969,074	510	510	—
Japanese Yen	Bank of America		7/15/2011	5,000,000	61	62	(1)
Japanese Yen	UBS Securities		7/15/2011	5,100,000	62	63	(1)
New Zealand Dollar	UBS Securities		7/14/2011	384,669	315	319	(4)
Norwegian Krone	JP Morgan Securities		7/14/2011	566,136	105	105	—
Swedish Krona	JP Morgan Securities		7/14/2011	520,195	82	82	—
Swiss Franc	UBS Securities		7/15/2011	113,000	134	134	—

All dollar amounts are shown in thousands (000's)

Futures Contracts

							Unrealized
Type		Long/Short	Contracts	Notional Value	Current Market Value		Appreciation/(Depreciation)
CAC 40 10 Euro; July 2011		Long	4 $	224	$ 231		$ 7
DAX Index		Long	3	777		804	27
HANG SENG Index; July 2011		Long	4	323		324	1
MSCI SING IX; July 2011		Long	2	115		117	2
MSCI SING IX; September 2011		Long	5	283		289	6
S&P 500 Emini; September 2011		Long	16	1,008		1,052	44
SPI 200; September 2011		Long	7	857		864	7
TOPIX Index; September 2011		Long	18	1,805		1,899	94
Yen Denom Nikkei; September 2011		Long	5	296		307	11
90 day Eurodollar; December 2011		Short	2	498		498	—
90 day Eurodollar; December 2012		Short	2	495		495	—
90 day Eurodollar; June 2012		Short	2	497		497	—
90 day Eurodollar; June 2013		Short	2	493		492	1
90 day Eurodollar; March 2012		Short	2	496		497	(1)
90 day Eurodollar; March 2013		Short	2	494		493	1
90 day Eurodollar; September 2011		Short	2	497		498	(1)
90 day Eurodollar; September 2012		Short	2	496		496	—
90 day Eurodollar; September 2013		Short	2	492		491	1
Euro Stoxx 50; September 2011		Short	16	636		661	(25)
HANG SENG Index; July 2011		Short	3	428		432	(4)
OMXS30 Index; July 2011		Short	17	298		300	(2)
US 10 Year Note; September 2011		Short	6	734		734	—
US 2 Year Note; September 2011		Short	12	2,633		2,632	1
US 5 Year Note; September 2011		Short	6	719		715	4
US Long Bond; September 2011		Short	1	124		123	1
							$ 175

All dollar amounts are shown in thousands (000's)

See accompanying notes

84

Schedule of Investments
Balanced Account
June 30, 2011 (unaudited)

COMMON STOCKS - 62.52%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.15%			Biotechnology (continued)
Interpublic Group of Cos Inc	6,809 $	85	Incyte Corp (a)	1,400 $	26
			Momenta Pharmaceuticals Inc (a)	1,222	24
Aerospace & Defense - 1.14%				$ 107
Esterline Technologies Corp (a)	526	40	Chemicals - 0.99%
Raytheon Co	900	45	Agrium Inc	130	12
Triumph Group Inc	450	45	BASF SE ADR	611	60
United Technologies Corp	5,737	508	CF Industries Holdings Inc	1,132	160
	$ 638		EI du Pont de Nemours & Co	4,390	237
Agriculture - 1.27%			Potash Corp of Saskatchewan Inc	513	29
Altria Group Inc	4,871	129	WR Grace & Co (a)	806	37
British American Tobacco PLC ADR	586	52	Yara International ASA ADR	365	21
Imperial Tobacco Group PLC ADR	423	28		$ 556
Lorillard Inc	1,628	177	Commercial Services - 0.49%
Philip Morris International Inc	4,886	326	Kenexa Corp (a)	1,775	43
	$ 712		Parexel International Corp (a)	1,070	25
Airlines - 0.13%			Rent-A-Center Inc/TX	1,430	44
Alaska Air Group Inc (a)	530	36	RSC Holdings Inc (a)	2,260	27
Southwest Airlines Co	3,304	38	Sotheby's	1,200	52
	$ 74		Valassis Communications Inc (a)	900	27
Apparel - 0.15%			Western Union Co/The	2,895	58
Steven Madden Ltd (a)	891	34		$ 276
Warnaco Group Inc/The (a)	904	47	Computers - 4.36%
	$ 81		Accenture PLC - Class A	6,124	370
Automobile Manufacturers - 0.59%			Apple Inc (a)	3,277	1,100
Bayerische Motoren Werke AG ADR	588	19	CACI International Inc (a)	430	27
Daimler AG	467	35	CGI Group Inc (a)	443	11
Honda Motor Co Ltd ADR	1,060	41	Cognizant Technology Solutions Corp (a)	869	64
Navistar International Corp (a)	2,428	137	EMC Corp/Massachusetts (a)	12,376	341
Nissan Motor Co Ltd ADR	1,223	26	IBM Corp	452	78
Volkswagen AG ADR	1,026	38	Manhattan Associates Inc (a)	1,310	45
Volvo AB ADR	2,001	35	NetApp Inc (a)	1,348	71
	$ 331		SanDisk Corp (a)	3,887	161
Automobile Parts & Equipment - 0.35%			Western Digital Corp (a)	4,702	171
Tenneco Inc (a)	750	33		$ 2,439
TRW Automotive Holdings Corp (a)	2,352	139	Consumer Products - 0.09%
Valeo SA ADR	628	21	Henkel AG & Co KGaA ADR	450	26
	$ 193		Tupperware Brands Corp	380	25
Banks - 4.38%				$ 51
Australia & New Zealand Banking Group Ltd	899	21	Cosmetics & Personal Care - 0.11%
ADR			Procter & Gamble Co	988	63
Bank of America Corp	1,906	21
BNP Paribas SA ADR	1,015	39	Distribution & Wholesale - 0.31%
Canadian Imperial Bank of Commerce/Canada	336	27	Brightpoint Inc (a)	2,860	23
Capital One Financial Corp	7,353	380	Fossil Inc (a)	716	84
DBS Group Holdings Ltd ADR	526	25	Mitsubishi Corp ADR	699	35
East West Bancorp Inc	4,169	84	Sumitomo Corp ADR	2,344	32
HSBC Holdings PLC ADR	614	31		$ 174
Huntington Bancshares Inc/OH	25,285	166	Diversified Financial Services - 1.75%
JP Morgan Chase & Co	18,253	747	Ameriprise Financial Inc	7,147	412
KeyCorp	5,442	45	Calamos Asset Management Inc	2,180	32
M&T Bank Corp	2,051	180	Discover Financial Services	13,296	356
Mitsubishi UFJ Financial Group Inc ADR	7,463	36	MarketAxess Holdings Inc	2,030	51
National Australia Bank Ltd ADR	938	26	ORIX Corp ADR	620	30
National Bank of Canada	164	13	Raymond James Financial Inc	1,612	52
NBT Bancorp Inc	1,880	42	T Rowe Price Group Inc	794	48
Standard Chartered PLC	966	25		$ 981
Sumitomo Mitsui Financial Group Inc ADR	4,384	27	Electric - 1.89%
Toronto-Dominion Bank	353	30	Avista Corp	1,430	37
US Bancorp	16,365	418	CLP Holdings Ltd ADR	1,995	18
Webster Financial Corp	1,730	36	CMS Energy Corp	2,371	47
Wells Fargo & Co	1,086	31	Duke Energy Corp	16,460	310
	$ 2,450		Enel SpA ADR	2,711	18
Beverages - 1.32%			FirstEnergy Corp	6,808	300
Anheuser-Busch InBev NV ADR	427	25	International Power PLC ADR	208	11
Carlsberg A/S ADR	1,183	25	OGE Energy Corp	1,217	61
Coca-Cola Co/The	8,198	552	Pinnacle West Capital Corp	1,183	53
Constellation Brands Inc (a)	6,374	133	PPL Corp	5,997	167
	$ 735		Unisource Energy Corp	900	33
Biotechnology - 0.19%				$ 1,055
Biogen Idec Inc (a)	533	57

See accompanying notes

85

Schedule of Investments
Balanced Account
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Electrical Components & Equipment - 0.07%			Internet (continued)
Hitachi Ltd ADR	688 $	41	Google Inc (a)	591 $	299
			IAC/InterActiveCorp (a)	3,387	129
Electronics - 0.79%			Liquidity Services Inc (a)	1,280	30
Agilent Technologies Inc (a)	2,925	150	Netflix Inc (a)	518	136
Murata Manufacturing Co Ltd ADR	685	11	Priceline.com Inc (a)	335	172
Thermo Fisher Scientific Inc (a)	3,610	232	Symantec Corp (a)	10,093	199
Toshiba Corp ADR	329	10	TIBCO Software Inc (a)	1,510	44
Vishay Intertechnology Inc (a)	2,433	37		$ 1,076
	$ 440		Iron & Steel - 0.15%
Engineering & Construction - 0.08%			Cliffs Natural Resources Inc	599	55
MasTec Inc (a)	2,360	47	Schnitzer Steel Industries Inc	450	26
				$ 81
Food - 1.13%			Leisure Products & Services - 0.02%
Fresh Del Monte Produce Inc	1,130	30	Sega Sammy Holdings Inc ADR	2,694	13
Fresh Market Inc/The (a)	900	35
Kroger Co/The	1,987	49	Lodging - 0.11%
Nestle SA ADR	1,200	75	Wynn Resorts Ltd	412	59
Safeway Inc	2,890	68
Smithfield Foods Inc (a)	2,651	58	Machinery - Construction & Mining - 0.28%
Tyson Foods Inc	16,348	317	Atlas Copco AB ADR	884	23
	$ 632		Caterpillar Inc	1,267	135
Forest Products & Paper - 0.39%				$ 158
International Paper Co	6,774	202	Machinery - Diversified - 0.92%
Svenska Cellulosa AB ADR	903	13	AGCO Corp (a)	3,713	183
	$ 215		Altra Holdings Inc (a)	2,480	60
Gas - 0.15%			Chart Industries Inc (a)	1,130	61
Centrica PLC ADR	1,495	31	CNH Global NV (a)	1,205	47
UGI Corp	1,639	52	Gardner Denver Inc	1,671	140
	$ 83		Metso OYJ ADR	437	25
Hand & Machine Tools - 0.09%				$ 516
Franklin Electric Co Inc	1,050	49	Media - 2.50%
			CBS Corp	14,782	421
Healthcare - Products - 0.27%			Comcast Corp - Class A	18,275	463
Cooper Cos Inc/The	861	68	DIRECTV (a)	6,523	332
Johnson & Johnson	706	47	McGraw-Hill Cos Inc/The	1,605	67
Orthofix International NV (a)	890	38	News Corp - Class A	3,604	64
	$ 153		Viacom Inc	633	32
Healthcare - Services - 2.78%			WPP PLC ADR	274	17
Aetna Inc	8,998	397		$ 1,396
AMERIGROUP Corp (a)	750	53	Metal Fabrication & Hardware - 0.38%
HCA Holdings Inc (a)	2,715	90	RBC Bearings Inc (a)	1,230	47
Health Management Associates Inc (a)	4,799	52	Timken Co	3,281	165
Healthsouth Corp (a)	1,660	43		$ 212
Humana Inc	3,049	246	Mining - 1.33%
Magellan Health Services Inc (a)	830	45	Anglo American PLC ADR	1,259	31
UnitedHealth Group Inc	12,159	627	Barrick Gold Corp	389	18
	$ 1,553		BHP Billiton Ltd ADR	658	62
Holding Companies - Diversified - 0.03%			Freeport-McMoRan Copper & Gold Inc	8,918	472
Swire Pacific Ltd ADR	1,012	15	Hecla Mining Co (a)	1,200	9
			IAMGOLD Corp	800	15
Home Builders - 0.02%			Newmont Mining Corp	1,045	57
Daiwa House Industry Co Ltd ADR	84	11	Rio Tinto PLC ADR	775	56
			Teck Resources Ltd	416	21
Insurance - 1.65%				$ 741
ACE Ltd	3,118	205	Miscellaneous Manufacturing - 2.98%
Allianz SE ADR	1,627	23	Colfax Corp (a)	2,100	52
Assurant Inc	1,280	46	Dover Corp	2,480	168
Berkshire Hathaway Inc - Class B (a)	988	76	Eaton Corp	5,891	303
MetLife Inc	1,476	65	General Electric Co	40,105	757
Montpelier Re Holdings Ltd ADR	2,260	41	Honeywell International Inc	1,971	118
Primerica Inc	980	21	Koppers Holdings Inc	1,350	51
Protective Life Corp	2,045	47	Parker Hannifin Corp	1,872	168
Prudential Financial Inc	3,789	241	Siemens AG ADR	358	49
Sampo OYJ ADR	1,825	30		$ 1,666
Tokio Marine Holdings Inc ADR	523	15	Office & Business Equipment - 0.03%
Travelers Cos Inc/The	1,367	80	Canon Inc ADR	367	17
Zurich Financial Services AG ADR(a)	1,259	32
	$ 922		Oil & Gas - 5.86%
Internet - 1.92%			Anadarko Petroleum Corp	1,128	87
Ancestry.com Inc (a)	1,625	67	BG Group PLC ADR	303	35

See accompanying notes

86

Schedule of Investments
Balanced Account
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)			REITS (continued)
BP PLC ADR	260 $	11	Washington Real Estate Investment Trust	1,510 $	49
Callon Petroleum Co (a)	6,088	43		$ 495
Canadian Natural Resources Ltd	587	25	Retail - 3.78%
Chevron Corp	7,934	816	BJ's Wholesale Club Inc (a)	2,840	143
Clayton Williams Energy Inc (a)	450	27	Bravo Brio Restaurant Group Inc (a)	1,070	26
Exxon Mobil Corp	8,708	709	Brinker International Inc	1,999	49
Frontier Oil Corp	4,989	161	Cie Financiere Richemont SA ADR	4,430	29
Georesources Inc (a)	1,870	42	Dillard's Inc	1,200	63
Hess Corp	4,160	311	Home Depot Inc	4,666	169
Holly Corp	1,037	72	Macy's Inc	10,477	306
Marathon Oil Corp	8,383	442	McDonald's Corp	287	24
Noble Energy Inc	438	39	Ross Stores Inc	2,026	162
Occidental Petroleum Corp	1,952	203	Sally Beauty Holdings Inc (a)	2,710	46
Pacific Rubiales Energy Corp	267	7	Signet Jewelers Ltd (a)	5,235	245
Patterson-UTI Energy Inc	1,148	36	Sonic Corp (a)	2,260	24
Repsol YPF SA ADR	652	23	Tractor Supply Co	864	58
Royal Dutch Shell PLC ADR	442	31	Walgreen Co	1,237	53
Royal Dutch Shell PLC - B shares ADR	437	31	Wal-Mart Stores Inc	12,497	664
Seadrill Ltd	717	25	Williams-Sonoma Inc	1,482	54
Statoil ASA ADR	459	12		$ 2,115
Total SA ADR	747	43	Savings & Loans - 0.20%
Valero Energy Corp	1,694	43	Investors Bancorp Inc (a)	4,440	63
	$ 3,274		Oritani Financial Corp	2,260	29
Oil & Gas Services - 1.45%			United Financial Bancorp Inc	1,430	22
Baker Hughes Inc	3,580	260		$ 114
CARBO Ceramics Inc	430	70	Semiconductors - 1.18%
National Oilwell Varco Inc	4,590	359	Applied Materials Inc	3,789	49
Oil States International Inc (a)	1,245	99	ARM Holdings PLC ADR	658	19
Technip SA ADR	920	25	ASM International NV	254	10
	$ 813		Avago Technologies Ltd	1,340	51
Packaging & Containers - 0.06%			Cabot Microelectronics Corp (a)	600	28
Rock-Tenn Co	530	35	Diodes Inc (a)	1,240	32
			Entegris Inc (a)	5,040	51
Pharmaceuticals - 3.94%			Fairchild Semiconductor International Inc (a)	3,308	55
AmerisourceBergen Corp	3,998	166	Hittite Microwave Corp (a)	530	33
Array BioPharma Inc (a)	9,100	20	Intel Corp	5,257	117
AstraZeneca PLC ADR	699	35	Lattice Semiconductor Corp (a)	5,040	33
Bristol-Myers Squibb Co	5,276	153	Micron Technology Inc (a)	10,973	82
Cardinal Health Inc	6,349	288	Novellus Systems Inc (a)	1,313	47
Catalyst Health Solutions Inc (a)	1,200	67	Teradyne Inc (a)	3,635	54
Endo Pharmaceuticals Holdings Inc (a)	3,187	128	Tower Semiconductor Ltd - Warrants (a),(b),(c)	1,587	—
Forest Laboratories Inc (a)	9,231	363		$ 661
GlaxoSmithKline PLC ADR	325	14	Software - 2.90%
Impax Laboratories Inc (a)	415	9	Autodesk Inc (a)	1,246	48
Novartis AG ADR	606	37	BMC Software Inc (a)	4,189	229
Novo Nordisk A/S ADR	351	44	CA Inc	2,069	47
Pfizer Inc	38,026	783	Informatica Corp (a)	1,152	68
Roche Holding AG ADR	822	35	Intuit Inc (a)	687	36
Shire PLC ADR	232	22	Microsoft Corp	4,419	115
Takeda Pharmaceutical Co Ltd ADR	864	20	Oracle Corp	23,892	786
Teva Pharmaceutical Industries Ltd ADR	380	18	Red Hat Inc (a)	4,232	194
	$ 2,202		SAP AG ADR	625	38
Publicly Traded Investment Fund - 0.23%			VMware Inc (a)	600	60
iShares Russell 2000 Growth Index Fund	1,361	129		$ 1,621
			Telecommunications - 2.87%
Real Estate - 0.50%			Arris Group Inc (a)	2,790	32
Brookfield Asset Management Inc	1,164	39	AT&T Inc	7,136	224
CB Richard Ellis Group Inc (a)	2,362	59	BT Group PLC ADR	900	30
Daito Trust Construction Co Ltd ADR	127	11	CenturyLink Inc	2,360	95
Jones Lang LaSalle Inc	1,822	172	Consolidated Communications Holdings Inc	1,880	37
	$ 281		InterDigital Inc	650	27
REITS - 0.89%			Motorola Solutions Inc (a)	5,262	242
Ashford Hospitality Trust Inc	4,290	53	NTT DoCoMo Inc ADR	1,727	31
Camden Property Trust	869	55	Plantronics Inc	1,300	48
Equity Residential	1,696	102	Qualcomm Inc	3,540	201
Host Hotels & Resorts Inc	2,120	36	RF Micro Devices Inc (a)	3,130	19
Kilroy Realty Corp	1,660	66	Telefonica SA ADR	1,281	31
Post Properties Inc	1,280	52	Telenor ASA ADR	290	14
PS Business Parks Inc	380	21	Verizon Communications Inc	14,194	529
Rayonier Inc	938	61

See accompanying notes

87

Schedule of Investments
Balanced Account
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Principal
Telecommunications (continued)				Amount
Vodafone Group PLC ADR	1,620 $	43	BONDS (continued)	(000's)	Value (000's)
		$ 1,603	Banks (continued)
Transportation - 0.82%			Bank of America Corp
Canadian National Railway Co	499	40	8.00%, 12/29/2049(d)	$ 10	$ 10
CSX Corp	12,677	332	BNP Paribas / BNP Paribas US Medium-Term
Heartland Express Inc	2,410	40	Note Program LLC
HUB Group Inc (a)	1,270	48	1.25%, 06/11/2012(d)	200	201
		$ 460	BTA Bank JSC
Water - 0.11%			10.75%, 07/01/2018(d)	10	8
American Water Works Co Inc	1,643	48	Capital One Financial Corp
United Utilities Group PLC ADR	763	15	5.70%, 09/15/2011	30	30
		$ 63	CBQ Finance Ltd
TOTAL COMMON STOCKS		$ 34,963	7.50%, 11/18/2019	100	114
			CIT Group Inc
	Principal		7.00%, 05/02/2017(e)	35	35
	Amount
BONDS - 21.61%	(000's)	Value (000's)	Citigroup Inc
Advertising - 0.16%			3.95%, 06/15/2016	90	92
Interpublic Group of Cos Inc			5.88%, 05/29/2037	10	10
6.25%, 11/15/2014	$ 5	$ 5	6.13%, 11/21/2017	20	22
10.00%, 07/15/2017	70	83	6.13%, 05/15/2018	40	44
		$ 88	City National Corp/CA
			5.25%, 09/15/2020	35	36
Aerospace & Defense - 0.14%			Goldman Sachs Group Inc/The
GenCorp Inc			6.00%, 06/15/2020	60	65
9.50%, 08/15/2013	60	61	6.25%, 02/01/2041	35	35
Spirit Aerosystems Inc			HBOS Capital Funding LP
6.75%, 12/15/2020	10	10	6.07%, 06/29/2049(d),(e)	5	4
Triumph Group Inc			JP Morgan Chase & Co
8.63%, 07/15/2018	5	5	3.15%, 07/05/2016	60	60
		$ 76	6.30%, 04/23/2019	10	11
Agriculture - 0.15%			KeyCorp
Altria Group Inc			5.10%, 03/24/2021	30	31
4.75%, 05/05/2021	35	35	Lloyds TSB Bank PLC
9.95%, 11/10/2038	15	21	6.50%, 09/14/2020(e)	100	94
Archer-Daniels-Midland Co			Morgan Stanley
5.77%, 03/01/2041(d)	20	21
			3.80%, 04/29/2016	100	99
Southern States Cooperative Inc			6.25%, 08/28/2017	140	151
11.25%, 05/15/2015(e)	5	6
			PNC Funding Corp
		$ 83	5.25%, 11/15/2015	120	131
Airlines - 0.02%			Royal Bank of Scotland Group PLC
UAL 2009-1 Pass Through Trust			5.05%, 01/08/2015	25	25
10.40%, 11/01/2016	5	5	Royal Bank of Scotland PLC/The
United Airlines 2007-1 Class C Pass Through Trust			3.40%, 08/23/2013	25	26
2.71%, 07/02/2014(d)	4	4	Santander US Debt SA Unipersonal
		$ 9	2.99%, 10/07/2013(e)	100	100
Automobile Asset Backed Securities - 0.46%			US Bancorp
AmeriCredit Automobile Receivables Trust			4.13%, 05/24/2021	30	30
0.84%, 11/10/2014	100	100	Wells Fargo & Co
Santander Drive Auto Receivables Trust			7.98%, 03/29/2049(d)	5	5
1.04%, 04/15/2014	160	160			$ 1,689
		$ 260	Beverages - 0.18%
Automobile Parts & Equipment - 0.02%			Anheuser-Busch InBev Worldwide Inc
Cooper Tire & Rubber Co			4.13%, 01/15/2015	5	5
8.00%, 12/15/2019	5	5	5.00%, 04/15/2020	40	43
Goodyear Tire & Rubber Co/The			8.20%, 01/15/2039	15	21
10.50%, 05/15/2016	6	7	Dr Pepper Snapple Group Inc
		$ 12	2.90%, 01/15/2016	30	30
Banks - 3.02%					$ 99
Abbey National Treasury Services PLC/London			Biotechnology - 0.18%
4.00%, 04/27/2016	15	15	Amgen Inc
Ally Financial Inc			4.10%, 06/15/2021	50	50
8.30%, 02/12/2015	10	11	Celgene Corp
Associated Banc-Corp			5.70%, 10/15/2040	25	24
5.13%, 03/28/2016	30	31	Genzyme Corp
BAC Capital Trust XIII			5.00%, 06/15/2020	15	16
0.65%, 12/31/2049(d)	75	51	Talecris Biotherapeutics Holdings Corp
Banco de Credito del Peru/Panama			7.75%, 11/15/2016	9	10
4.75%, 03/16/2016(e)	10	10			$ 100
BanColombia SA			Building Materials - 0.10%
5.95%, 06/03/2021(e)	100	102	Cimento Tupi SA
			9.75%, 05/11/2018(e)	5	5

See accompanying notes

88

Schedule of Investments
Balanced Account
June 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Building Materials (continued)			Diversified Financial Services (continued)
CRH America Inc			Credit Acceptance Corp (continued)
5.75%, 01/15/2021	$ 20 $	21	9.13%, 02/01/2017(e)	$ 5 $	5
8.13%, 07/15/2018	25	30	E*Trade Financial Corp
	$ 56		12.50%, 11/30/2017	5	6
Chemicals - 0.23%			ERAC USA Finance LLC
CF Industries Inc			2.25%, 01/10/2014(e)	5	5
7.13%, 05/01/2020	45	53	7.00%, 10/15/2037(e)	25	28
Dow Chemical Co/The			Financiera Independencia SAB de CV
2.50%, 02/15/2016	20	20	10.00%, 03/30/2015(e)	4	4
4.25%, 11/15/2020	30	29	Ford Motor Credit Co LLC
7.38%, 11/01/2029	10	12	7.00%, 04/15/2015	45	49
Potash Corp of Saskatchewan Inc			General Electric Capital Corp
5.88%, 12/01/2036	5	5	6.15%, 08/07/2037	5	5
Vertellus Specialties Inc			6.38%, 11/15/2067(d)	35	36
9.38%, 10/01/2015(e)	10	10	Goldman Sachs Capital I
	$ 129		6.35%, 02/15/2034	40	38
Coal - 0.29%			Goldman Sachs Capital II
Alpha Natural Resources Inc			5.79%, 12/29/2049(d)	10	8
6.25%, 06/01/2021	5	5	GT 2005 BONDS BV
Arch Coal Inc			5.00%, 07/21/2014(d)	5	4
7.00%, 06/15/2019(e)	5	5	GTP Acquisition Partners I LLC
7.25%, 06/15/2021(e)	5	5	4.35%, 06/15/2016(e),(f)	20	20
8.75%, 08/01/2016	10	11	Icahn Enterprises LP / Icahn Enterprises Finance
Bumi Investment Pte Ltd			Corp
10.75%, 10/06/2017(e)	100	114	7.75%, 01/15/2016	5	5
Consol Energy Inc			ILFC E-Capital Trust II
8.00%, 04/01/2017	10	11	6.25%, 12/21/2065(d),(e)	5	4
International Coal Group Inc			International Lease Finance Corp
9.13%, 04/01/2018	10	12	5.65%, 06/01/2014	15	15
	$ 163		6.25%, 05/15/2019	5	5
			8.62%, 09/15/2015(d)	5	5
Commercial Services - 0.09%
Avis Budget Car Rental LLC / Avis Budget			Merrill Lynch & Co Inc
Finance Inc			5.00%, 01/15/2015	10	11
7.63%, 05/15/2014	10	10	National Rural Utilities Cooperative Finance Corp
B-Corp Merger Sub Inc			1.90%, 11/01/2015	30	30
8.25%, 06/01/2019(e)	5	5	ORIX Corp
CDRT Merger Sub Inc			5.00%, 01/12/2016	90	93
8.13%, 06/01/2019(e)	10	10	SLM Corp
Hertz Corp/The			6.25%, 01/25/2016	20	21
8.88%, 01/01/2014	2	2	SquareTwo Financial Corp
RSC Equipment Rental Inc/RSC Holdings III LLC			11.63%, 04/01/2017	5	5
8.25%, 02/01/2021	10	10		$ 544
10.00%, 07/15/2017(e)	10	11	Electric - 0.92%
	$ 48		Baltimore Gas & Electric Co
Computers - 0.18%			5.90%, 10/01/2016	25	29
Affiliated Computer Services Inc			Commonwealth Edison Co
5.20%, 06/01/2015	45	49	5.80%, 03/15/2018	15	17
iGate Corp			Dominion Resources Inc/VA
9.00%, 05/01/2016(e)	5	5	2.25%, 09/01/2015	5	5
Seagate HDD Cayman			DTE Energy Co
6.88%, 05/01/2020(e)	25	25	6.38%, 04/15/2033	15	16
7.75%, 12/15/2018(e)	10	11	Duke Energy Corp
Spansion LLC			3.35%, 04/01/2015	20	21
7.88%, 11/15/2017(e)	10	10	Edison International
	$ 100		3.75%, 09/15/2017	10	10
Consumer Products - 0.01%			Edison Mission Energy
YCC Holdings LLC / Yankee Finance Inc			7.50%, 06/15/2013	15	15
10.25%, 02/15/2016(e)	5	5	Elwood Energy LLC
			8.16%, 07/05/2026	23	23
Diversified Financial Services - 0.97%			Energy Future Holdings Corp
ABB Treasury Center USA Inc			9.75%, 10/15/2019	14	14
2.50%, 06/15/2016(e)	60	60	Energy Future Intermediate Holding Co LLC
4.00%, 06/15/2021(e)	30	29	9.75%, 10/15/2019	11	11
Cantor Fitzgerald LP			FirstEnergy Corp
6.38%, 06/26/2015(e)	35	37	7.38%, 11/15/2031	25	28
CME Group Inc			Florida Power & Light Co
5.75%, 02/15/2014	10	11	5.13%, 06/01/2041	10	10
Credit Acceptance Corp			5.25%, 02/01/2041	10	10
9.13%, 02/01/2017	5	5	5.65%, 02/01/2037	5	5

See accompanying notes

89

Schedule of Investments
Balanced Account
June 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Electric (continued)			Food - 0.15%
GenOn REMA LLC			Del Monte Foods Co
9.24%, 07/02/2017	$ 18 $	19	7.63%, 02/15/2019(e)	$ 10 $	10
Kentucky Utilities Co			Delhaize Group SA
5.13%, 11/01/2040(e)	20	20	5.70%, 10/01/2040	30	28
LG&E and KU Energy LLC			Kraft Foods Inc
3.75%, 11/15/2020(e)	20	19	5.38%, 02/10/2020	25	27
Mirant Mid Atlantic Pass Through Trust C			6.25%, 06/01/2012	13	14
10.06%, 12/30/2028	24	27	6.50%, 11/01/2031	5	6
Nevada Power Co				$ 85
5.38%, 09/15/2040	5	5	Forest Products & Paper - 0.04%
5.45%, 05/15/2041	15	15	Bio Pappel SAB de CV
Northern States Power Co/MN			7.00%, 08/27/2016(d)	3	3
5.35%, 11/01/2039	15	15	Exopack Holding Corp
NRG Energy Inc			10.00%, 06/01/2018(e)	10	10
7.38%, 01/15/2017	5	5	Georgia-Pacific LLC
8.25%, 09/01/2020	10	10	5.40%, 11/01/2020(e)	10	10
Oncor Electric Delivery Co LLC				$ 23
5.00%, 09/30/2017	5	5	Gas - 0.04%
5.25%, 09/30/2040	10	10	Atmos Energy Corp
PacifiCorp			5.50%, 06/15/2041	20	20
3.85%, 06/15/2021	35	35
5.75%, 04/01/2037	10	11	Healthcare - Products - 0.04%
6.25%, 10/15/2037	5	6	Angiotech Pharmaceuticals Inc
PPL WEM Holdings PLC			5.00%, 12/01/2013(d)	20	18
3.90%, 05/01/2016(e)	25	26	Biomet Inc
Progress Energy Inc			10.38%, 10/15/2017	5	5
4.40%, 01/15/2021	20	20		$ 23
Puget Energy Inc			Healthcare - Services - 0.24%
6.00%, 09/01/2021(e)	20	20
			Centene Corp
San Diego Gas & Electric Co			5.75%, 06/01/2017	10	10
4.50%, 08/15/2040	5	4	HCA Inc
5.35%, 05/15/2040	25	26	8.50%, 04/15/2019	20	22
	$ 512		9.25%, 11/15/2016	30	32
Electronics - 0.04%			Highmark Inc
NXP BV / NXP Funding LLC			4.75%, 05/15/2021(e)	25	25
9.50%, 10/15/2015	5	5	Multiplan Inc
9.75%, 08/01/2018(e)	10	11	9.88%, 09/01/2018(e)	10	11
Viasystems Inc			Radnet Management Inc
12.00%, 01/15/2015(e)	5	6	10.38%, 04/01/2018	5	5
	$ 22		Roche Holdings Inc
Energy - Alternate Sources - 0.02%			7.00%, 03/01/2039(e)	20	24
Headwaters Inc			Select Medical Corp
7.63%, 04/01/2019	10	9	7.63%, 02/01/2015	6	6
				$ 135
Engineering & Construction - 0.00%			Home Equity Asset Backed Securities - 0.38%
Empresas ICA SAB de CV			Countrywide Asset-Backed Certificates
8.90%, 02/04/2021(e)	2	2	5.51%, 08/25/2036	36	34
			Option One Mortgage Loan Trust
Entertainment - 0.15%			0.29%, 07/25/2036(d)	99	66
CCM Merger Inc			Specialty Underwriting & Residential Finance
8.00%, 08/01/2013(e)	25	25	0.95%, 02/25/2035(d)	23	20
Lions Gate Entertainment Inc			Wells Fargo Home Equity Trust
10.25%, 11/01/2016(e)	10	10	0.48%, 10/25/2035(d)	100	95
Peninsula Gaming LLC / Peninsula Gaming Corp				$ 215
8.38%, 08/15/2015	5	5	Insurance - 0.99%
8.38%, 08/15/2015(e)	5	5
10.75%, 08/15/2017(e)	5	5	Aflac Inc
			3.45%, 08/15/2015	20	20
10.75%, 08/15/2017	10	11	American International Group Inc
WMG Holdings Corp			3.65%, 01/15/2014	30	31
9.50%, 12/15/2014	20	21	5.85%, 01/16/2018	15	16
	$ 82		8.18%, 05/15/2068	35	38
Environmental Control - 0.14%			AON Corp
EnergySolutions Inc / EnergySolutions LLC			3.13%, 05/27/2016	50	50
10.75%, 08/15/2018	10	11	Hanover Insurance Group Inc/The
Republic Services Inc			6.38%, 06/15/2021	20	20
3.80%, 05/15/2018	45	45	ING Groep NV
5.70%, 05/15/2041	25	24	5.78%, 12/08/2049	65	60
	$ 80		Liberty Mutual Group Inc
			5.00%, 06/01/2021(e)	20	19

See accompanying notes

90

Schedule of Investments
Balanced Account
June 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Insurance (continued)			Media (continued)
Liberty Mutual Group Inc (continued)			Discovery Communications LLC
7.00%, 03/15/2037(d),(e)	$ 5 $	5	4.38%, 06/15/2021	$ 15 $	15
10.75%, 06/15/2058(d),(e)	10	13	DISH DBS Corp
Lincoln National Corp			6.75%, 06/01/2021(e)	5	5
5.65%, 08/27/2012	20	21	7.75%, 05/31/2015	10	11
6.15%, 04/07/2036	30	31	7.88%, 09/01/2019	15	16
7.00%, 05/17/2066(d)	25	25	NBC Universal Media LLC
Nationwide Financial Services			5.15%, 04/30/2020(e)	50	53
5.38%, 03/25/2021(e)	25	25	News America Inc
Prudential Financial Inc			6.20%, 12/15/2034	25	26
3.00%, 05/12/2016	100	99	Time Warner Inc
Willis Group Holdings PLC			4.75%, 03/29/2021	10	10
5.75%, 03/15/2021	25	25	7.63%, 04/15/2031	5	6
WR Berkley Corp			Univision Communications Inc
6.25%, 02/15/2037	30	30	7.88%, 11/01/2020(e)	5	5
XL Group PLC			8.50%, 05/15/2021(e)	30	30
6.50%, 12/31/2049(d)	25	23	Viacom Inc
	$ 551		6.88%, 04/30/2036	5	6
Internet - 0.05%				$ 432
Level 3 Communications Inc			Mining - 0.16%
11.88%, 02/01/2019(e)	5	5	Alcoa Inc
Open Solutions Inc			5.90%, 02/01/2027	10	10
9.75%, 02/01/2015(e)	20	12	AngloGold Ashanti Holdings PLC
Zayo Group LLC/Zayo Capital Inc			5.38%, 04/15/2020	5	5
10.25%, 03/15/2017	10	11	Barrick Gold Corp
	$ 28		2.90%, 05/30/2016(e)	25	25
Iron & Steel - 0.08%			FMG Resources August 2006 Pty Ltd
ArcelorMittal			6.88%, 02/01/2018(e)	10	10
5.50%, 03/01/2021	30	30	Rio Tinto Finance USA Ltd
6.75%, 03/01/2041	15	15	1.88%, 11/02/2015	10	10
	$ 45		Southern Copper Corp
Leisure Products & Services - 0.07%			5.38%, 04/16/2020	3	3
Harley-Davidson Financial Services Inc			6.75%, 04/16/2040	5	5
3.88%, 03/15/2016(e)	40	41	Teck Resources Ltd
			6.25%, 07/15/2041(f)	15	15
Lodging - 0.16%			Vale Overseas Ltd
Caesars Entertainment Operating Co Inc			4.63%, 09/15/2020	5	5
10.00%, 12/15/2018	23	21		$ 88
Mandalay Resort Group			Miscellaneous Manufacturing - 0.31%
7.63%, 07/15/2013	5	5	GE Capital Trust I
MGM Resorts International			6.38%, 11/15/2067	80	82
10.00%, 11/01/2016(e)	10	11	Park-Ohio Industries Inc
Starwood Hotels & Resorts Worldwide Inc			8.13%, 04/01/2021(e)	5	5
6.75%, 05/15/2018	5	5	Textron Inc
7.15%, 12/01/2019	10	11	6.20%, 03/15/2015	10	11
Wyndham Worldwide Corp			Tyco International Finance SA
5.63%, 03/01/2021	30	30	4.13%, 10/15/2014	10	11
5.75%, 02/01/2018	5	5	6.00%, 11/15/2013	10	11
	$ 88		Tyco International Ltd / Tyco International Finance
Media - 0.77%			SA
CBS Corp			7.00%, 12/15/2019	45	53
5.75%, 04/15/2020	25	27		$ 173
5.90%, 10/15/2040	5	5	Mortgage Backed Securities - 4.66%
8.88%, 05/15/2019	20	25	Banc of America Commercial Mortgage Inc
Comcast Corp			5.36%, 10/10/2045(d)	150	161
4.95%, 06/15/2016	20	22	5.83%, 04/10/2049(d)	25	24
6.40%, 03/01/2040	10	11	5.89%, 07/10/2044	105	115
6.45%, 03/15/2037	35	37	Banc of America Funding Corp
6.50%, 11/15/2035	5	5	0.47%, 07/20/2036(d)	134	90
COX Communications Inc			BCRR Trust
5.45%, 12/15/2014	10	11	5.86%, 12/15/2043(e)	25	24
DIRECTV Holdings LLC / DIRECTV Financing			Bear Stearns Commercial Mortgage Securities
Co Inc			5.47%, 06/11/2041	130	142
3.50%, 03/01/2016	10	10	Bella Vista Mortgage Trust
3.55%, 03/15/2015	5	5	0.44%, 05/20/2045(b),(d)	81	45
5.00%, 03/01/2021	35	36	Citigroup Commercial Mortgage Trust
5.88%, 10/01/2019	15	17	5.62%, 04/10/2012(d)	28	28
6.38%, 03/01/2041	15	16	Countrywide Asset-Backed Certificates
7.63%, 05/15/2016	20	22	0.59%, 04/25/2036(d)	139	1

See accompanying notes

91

Schedule of Investments
Balanced Account
June 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mortgage Backed Securities (continued)			Office & Business Equipment - 0.04%
Credit Suisse First Boston Mortgage Securities			Xerox Corp
Corp			6.75%, 02/01/2017	$ 20 $	23
0.39%, 11/15/2037(d),(e)	$ 1,080 $	20
Credit Suisse Mortgage Capital Certificates			Oil & Gas - 1.13%
5.34%, 12/15/2043(d),(e)	25	24	Anadarko Petroleum Corp
5.47%, 08/16/2016(e)	25	25	5.95%, 09/15/2016	30	34
5.80%, 05/10/2017(d),(e)	50	50	6.20%, 03/15/2040	35	35
Fannie Mae			6.45%, 09/15/2036	15	16
5.81%, 06/25/2018(d)	253	25	6.95%, 06/15/2019	15	18
6.27%, 02/25/2038(d)	58	9	BP Capital Markets PLC
6.50%, 02/25/2047	23	25	3.13%, 10/01/2015	35	36
6.56%, 11/25/2036(d)	79	13	3.63%, 05/08/2014	25	26
6.73%, 04/25/2039(d)	11	12	4.74%, 03/11/2021	15	15
7.26%, 03/25/2039(d)	12	13	Canadian Natural Resources Ltd
Freddie Mac			5.70%, 05/15/2017	15	17
0.79%, 08/15/2018(d)	36	37	Chaparral Energy Inc
3.50%, 02/15/2025(d)	750	101	8.25%, 09/01/2021	5	5
GE Capital Commercial Mortgage Corp			8.88%, 02/01/2017(d)	5	5
5.61%, 04/10/2017(d)	50	46	9.88%, 10/01/2020	10	11
Ginnie Mae			Chesapeake Energy Corp
4.50%, 06/20/2039(d)	149	28	6.13%, 02/15/2021	40	41
5.00%, 10/16/2022(d)	93	9	ConocoPhillips
7.20%, 01/16/2032(d)	419	90	5.75%, 02/01/2019	25	29
Greenwich Capital Commercial Funding Corp			ConocoPhillips Holding Co
5.44%, 03/10/2039(d)	30	32	6.95%, 04/15/2029	25	30
5.74%, 12/10/2049	20	21	Denbury Resources Inc
GS Mortgage Securities Corp II			8.25%, 02/15/2020	10	11
5.36%, 02/10/2021(d),(e)	100	100	9.75%, 03/01/2016	15	17
5.99%, 08/10/2045(d)	75	80	GMX Resources Inc
Indymac Index Mortgage Loan Trust			11.38%, 02/15/2019(e)	5	5
0.37%, 02/25/2037(d)	160	122	Hilcorp Energy I LP/Hilcorp Finance Co
JP Morgan Chase Commercial Mortgage Securities			7.63%, 04/15/2021(e)	10	10
Corp			Linn Energy LLC/Linn Energy Finance Corp
5.32%, 02/12/2014(d)	200	205	6.50%, 05/15/2019(e)	5	5
5.34%, 05/15/2047	75	80	7.75%, 02/01/2021(e)	5	5
5.37%, 05/15/2047	25	24	8.63%, 04/15/2020	5	5
5.43%, 11/15/2016	50	51	Marathon Petroleum Corp
JP Morgan Mortgage Trust			5.13%, 03/01/2021(e)	30	31
5.76%, 06/25/2036(d)	2	2	Nexen Inc
LB-UBS Commercial Mortgage Trust			6.40%, 05/15/2037	5	5
5.46%, 02/15/2040(d)	50	49	Noble Energy Inc
6.45%, 07/17/2040(d)	50	26	6.00%, 03/01/2041	25	26
Merrill Lynch/Countrywide Commercial Mortgage			Petrobras International Finance Co - Pifco
Trust			5.38%, 01/27/2021	5	5
5.49%, 03/12/2051	45	48	Petro-Canada
5.53%, 03/12/2051	45	41	5.95%, 05/15/2035	20	20
Morgan Stanley Capital I			Petrohawk Energy Corp
0.44%, 06/12/2012(d)	83	78	10.50%, 08/01/2014	5	6
5.36%, 03/15/2044(d)	30	32	Petroleum Development Corp
5.78%, 04/12/2049(d)	25	26	12.00%, 02/15/2018	10	11
Morgan Stanley Reremic Trust			Petroquest Energy Inc
10.24%, 12/17/2043(d),(e)	100	105	10.00%, 09/01/2017	5	5
RBSCF Trust			Pioneer Natural Resources Co
5.99%, 07/17/2014(d),(e)	50	52	7.50%, 01/15/2020	5	6
Structured Asset Securities Corp			Plains Exploration & Production Co
5.50%, 06/25/2036(d)	84	35	6.63%, 05/01/2021	10	10
Wachovia Bank Commercial Mortgage Trust			Precision Drilling Corp
0.39%, 12/15/2043(d),(e)	50	37	6.63%, 11/15/2020	5	5
0.72%, 10/15/2041(d),(e)	1,281	4	Pride International Inc
5.68%, 05/15/2046(d)	110	119	7.88%, 08/15/2040	20	25
6.10%, 02/15/2051(d)	55	60	Quicksilver Resources Inc
WAMU Commercial Mortgage Securities Trust			11.75%, 01/01/2016	5	6
3.83%, 01/25/2035(e)	3	3	Rowan Cos Inc
WaMu Mortgage Pass Through Certificates			5.00%, 09/01/2017	35	37
2.57%, 05/25/2035(d)	16	15	Suncor Energy Inc
Washington Mutual Alternative Mortgage Pass-			6.10%, 06/01/2018	10	11
Through Certificates			Talisman Energy Inc
0.47%, 06/25/2046(d)	73	4	5.13%, 05/15/2015	10	11
	$ 2,608

See accompanying notes

92

Schedule of Investments Balanced Account June 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Oil & Gas (continued)			Pipelines - 0.47%
Transocean Inc			Chesapeake Midstream Partners LP / CHKM
6.00%, 03/15/2018	$ 5 $	6	Finance Corp
Valero Energy Corp			5.88%, 04/15/2021(e)	$ 10 $	10
6.63%, 06/15/2037	15	16	El Paso Corp
Venoco Inc			7.75%, 01/15/2032	10	12
8.88%, 02/15/2019(e)	5	5	Energy Transfer Equity LP
11.50%, 10/01/2017	5	5	7.50%, 10/15/2020	5	5
W&T Offshore Inc			Energy Transfer Partners LP
8.50%, 06/15/2019(e)	5	5	4.65%, 06/01/2021	20	20
	$ 633		6.05%, 06/01/2041	15	15
Oil & Gas Services - 0.15%			Enterprise Products Operating LLC
Cameron International Corp			6.13%, 10/15/2039	20	20
5.95%, 06/01/2041	15	15	6.45%, 09/01/2040	5	5
6.38%, 07/15/2018	25	29	8.38%, 08/01/2066	25	27
7.00%, 07/15/2038	5	6	Kinder Morgan Energy Partners LP
Key Energy Services Inc			6.38%, 03/01/2041	20	20
6.75%, 03/01/2021	5	5	6.95%, 01/15/2038	20	22
SESI LLC			MarkWest Energy Partners LP / MarkWest Energy
6.38%, 05/01/2019(e)	5	5	Finance Corp
Weatherford International Ltd/Bermuda			6.75%, 11/01/2020	5	5
5.13%, 09/15/2020	10	10	8.75%, 04/15/2018	10	11
6.75%, 09/15/2040	15	16	ONEOK Partners LP
	$ 86		3.25%, 02/01/2016	25	25
Other Asset Backed Securities - 1.43%			Regency Energy Partners LP/Regency Energy
Ameriquest Mortgage Securities Inc			Finance Corp
0.49%, 03/25/2035(d)	12	11	6.50%, 07/15/2021	10	10
Carrington Mortgage Loan Trust			Williams Cos Inc/The
0.47%, 12/25/2035(d)	275	264	7.88%, 09/01/2021	35	43
Citigroup Mortgage Loan Trust Inc			8.75%, 03/15/2032	10	13
0.34%, 03/25/2037(d)	91	87		$ 263
Countrywide Asset-Backed Certificates			REITS - 0.60%
0.44%, 03/25/2036(b),(d)	120	79	Developers Diversified Realty Corp
0.48%, 02/25/2036(d)	16	16	4.75%, 04/15/2018	40	39
1.79%, 01/25/2034(d)	123	83	Digital Realty Trust LP
First Horizon Asset Backed Trust			4.50%, 07/15/2015	45	47
0.32%, 10/25/2026(d)	99	80	5.25%, 03/15/2021	20	20
First-Citizens Home Equity Loan LLC			DuPont Fabros Technology LP
0.40%, 09/15/2022(d),(e)	25	21	8.50%, 12/15/2017	5	6
JP Morgan Mortgage Acquisition Corp			Entertainment Properties Trust
0.34%, 03/25/2037(d)	75	54	7.75%, 07/15/2020	35	40
5.45%, 11/25/2036	71	72	HCP Inc
Marriott Vacation Club Owner Trust			3.75%, 02/01/2016	10	10
5.52%, 05/20/2029(d),(e)	14	15	Kilroy Realty LP
MSDWCC Heloc Trust			4.80%, 07/15/2018(f)	50	49
0.38%, 07/25/2017(d)	18	16	National Retail Properties Inc
	$ 798		5.50%, 07/15/2021(f)	35	34
Packaging & Containers - 0.01%			Simon Property Group LP
Crown Cork & Seal Co Inc			4.38%, 03/01/2021	40	39
7.38%, 12/15/2026	3	3	Ventas Realty LP / Ventas Capital Corp
			4.75%, 06/01/2021	55	54
Pharmaceuticals - 0.17%				$ 338
AmerisourceBergen Corp			Retail - 0.52%
5.63%, 09/15/2012	25	26	CVS Caremark Corp
Express Scripts Inc			5.75%, 05/15/2041	30	30
3.13%, 05/15/2016	25	25	6.60%, 03/15/2019	15	17
Giant Funding Corp			CVS Pass-Through Trust
8.25%, 02/01/2018(e)	5	5	5.77%, 01/10/2033(e)	30	31
Merck & Co Inc			7.51%, 01/10/2032(e)	5	6
5.95%, 12/01/2028	5	6	DineEquity Inc
Omnicare Inc			9.50%, 10/30/2018(e)	5	6
7.75%, 06/01/2020	5	5	Ferrellgas LP / Ferrellgas Finance Corp
Sanofi-Aventis SA			9.13%, 10/01/2017	15	16
4.00%, 03/29/2021	5	5	Grupo Famsa SAB de CV
Watson Pharmaceuticals Inc			11.00%, 07/20/2015	2	2
5.00%, 08/15/2014	20	22	Home Depot Inc
	$ 94		4.40%, 04/01/2021	60	60
			5.95%, 04/01/2041	5	5
			Ltd Brands Inc
			6.63%, 04/01/2021	5	5

See accompanying notes

93

Schedule of Investments
Balanced Account
June 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's)	Value (000's)
Retail (continued)			Telecommunications (continued)
Ltd Brands Inc (continued)			Level 3 Financing Inc
7.00%, 05/01/2020	$ 5 $	5	9.25%, 11/01/2014	$ 7	$ 7
Macy's Retail Holdings Inc			Nextel Communications Inc
5.75%, 07/15/2014	5	6	7.38%, 08/01/2015	30	30
5.90%, 12/01/2016	40	45	NII Capital Corp
Nordstrom Inc			7.63%, 04/01/2021	8	8
6.25%, 01/15/2018	20	23	Satmex Escrow SA de CV
Suburban Propane Partners LP/Suburban Energy			9.50%, 05/15/2017(e)	2	2
Finance Corp			SBA Tower Trust
7.38%, 03/15/2020	5	5	4.25%, 04/15/2015(e)	25	26
Wesfarmers Ltd			Telecom Italia Capital SA
2.98%, 05/18/2016(e)	20	20	0.89%, 07/18/2011(d)	45	45
Yum! Brands Inc			5.25%, 11/15/2013	15	16
6.88%, 11/15/2037	10	11	Telefonica Emisiones SAU
	$ 293		3.73%, 04/27/2015	25	25
Savings & Loans - 0.05%			3.99%, 02/16/2016	45	46
Santander Holdings USA Inc			5.46%, 02/16/2021	30	30
4.63%, 04/19/2016	30	30	Verizon Communications Inc
			4.60%, 04/01/2021	25	26
Semiconductors - 0.13%			Verizon Global Funding Corp
Advanced Micro Devices Inc			7.75%, 12/01/2030	20	25
7.75%, 08/01/2020	5	5	Vodafone Group PLC
Applied Materials Inc			0.53%, 02/27/2012(d)	75	75
4.30%, 06/15/2021	20	20	Wind Acquisition Finance SA
5.85%, 06/15/2041	5	5	11.75%, 07/15/2017(e)	10	11
Freescale Semiconductor Inc					$ 590
9.25%, 04/15/2018(e)	5	6	Transportation - 0.11%
Jazz Technologies Inc			CSX Corp
8.00%, 06/30/2015	5	5	5.50%, 04/15/2041	10	10
Texas Instruments Inc			6.25%, 03/15/2018	15	18
2.38%, 05/16/2016	30	30	7.38%, 02/01/2019	15	18
	$ 71		Kansas City Southern de Mexico SA de CV
Software - 0.06%			6.13%, 06/15/2021(e)	2	2
Fiserv Inc			Navios Maritime Acquisition Corp / Navios
3.13%, 06/15/2016	20	20	Acquisition Finance US Inc
Oracle Corp			8.63%, 11/01/2017(e)	5	5
5.38%, 07/15/2040(e)	15	15	Navios Maritime Holdings Inc / Navios Maritime
	$ 35		Finance US Inc
Student Loan Asset Backed Securities - 0.05%			8.88%, 11/01/2017	5	5
SLM Student Loan Trust			PHI Inc
1.57%, 01/25/2018(d)	25	26	8.63%, 10/15/2018	5	5
					$ 63
Telecommunications - 1.05%			Trucking & Leasing - 0.03%
America Movil SAB de CV			Aircastle Ltd
5.63%, 11/15/2017	7	8	9.75%, 08/01/2018	15	17
AT&T Inc
2.95%, 05/15/2016	45	46	TOTAL BONDS		$ 12,086
6.15%, 09/15/2034	15	16		Principal
6.50%, 09/01/2037	5	5		Amount
CenturyLink Inc			CONVERTIBLE BONDS - 0.01%	(000's)	Value (000's)
6.45%, 06/15/2021	15	15	Aerospace & Defense - 0.01%
Cincinnati Bell Inc			GenCorp Inc
8.38%, 10/15/2020	15	15	4.06%, 12/31/2039	5	5
Clearwire Communications LLC/Clearwire Finance
Inc			TOTAL CONVERTIBLE BONDS		$ 5
12.00%, 12/01/2015(e)	30	32		Principal
CommScope Inc			U.S. GOVERNMENT & GOVERNMENT	Amount
8.25%, 01/15/2019(e)	10	10	AGENCY OBLIGATIONS - 17.14%	(000's)	Value (000's)
Global Crossing Ltd			Federal Home Loan Mortgage Corporation (FHLMC) - 2.19%
9.00%, 11/15/2019(e)	5	6	4.50%, 04/01/2031(g)	$ 82	$ 85
12.00%, 09/15/2015	10	12	5.00%, 06/01/2031(g)	35	37
Goodman Networks Inc			5.00%, 08/01/2040(g)	244	260
12.13%, 07/01/2018(e)	10	10	5.00%, 06/01/2041(g)	84	89
Intelsat Luxembourg SA			5.50%, 12/01/2022(g)	28	31
11.25%, 02/04/2017	15	16	5.50%, 05/01/2036(g)	68	74
11.50%, 02/04/2017	20	22	5.50%, 11/01/2039(g)	154	167
Level 3 Escrow Inc			6.00%, 01/01/2029(g)	22	25
8.13%, 07/01/2019(e)	5	5	6.00%, 10/01/2036(d),(g)	41	45
			6.00%, 08/01/2037(g)	89	99

See accompanying notes

94

Schedule of Investments
Balanced Account
June 30, 2011 (unaudited)

	Principal		Principal
U.S. GOVERNMENT & GOVERNMENT	Amount	U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's) Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)

			U.S. Treasury - 3.90%
6.00%, 01/01/2038(d),(g)	$ 18 $	20	1.88%, 08/31/2017	$ 275	$ 269
6.00%, 07/01/2038(g)	89	98	2.63%, 02/29/2016	350	366
6.50%, 06/01/2017(g)	25	28	2.63%, 01/31/2018	200	204
6.50%, 05/01/2031(g)	6	7	3.13%, 01/31/2017	350	371
6.50%, 06/01/2031(g)	20	23	3.13%, 05/15/2019	45	46
6.50%, 11/01/2031(g)	8	9	4.00%, 08/15/2018	205	226
6.50%, 10/01/2035(g)	45	51	4.38%, 05/15/2040	75	75
7.00%, 12/01/2027(g)	21	25	6.00%, 02/15/2026	305	380
7.50%, 08/01/2030(g)	2	3	8.13%, 08/15/2019	175	245
8.00%, 12/01/2030(g)	42	50			$ 2,182
	$ 1,226		TOTAL U.S. GOVERNMENT &
Federal National Mortgage Association (FNMA) - 8.50%			GOVERNMENT AGENCY OBLIGATIONS		$ 9,582
2.43%, 03/01/2035(d),(g)	22	24		Maturity
2.72%, 07/01/2034(d),(g)	9	9		Amount
3.25%, 06/01/2041(d),(g)	202	210	REPURCHASE AGREEMENTS - 1.38%	(000's)	Value (000's)
3.50%, 07/01/2026(g),(h)	50	51	Banks - 1.38%
4.00%, 08/01/2020(g)	25	26	Investment in Joint Trading Account; Credit Suisse $	241	$ 241
4.00%, 07/01/2026(g),(h)	400	417	Repurchase Agreement; 0.01% dated
4.00%, 02/01/2031(g)	25	25	06/30/11 maturing 07/01/11 (collateralized by
4.00%, 03/01/2031(g)	180	184	US Treasury Strips; $245,702; 0.00%; dated
4.00%, 04/01/2031(g)	35	35	02/15/15 - 08/15/37)
4.00%, 04/01/2031(g)	134	136	Investment in Joint Trading Account; Deutsche	73	73
4.00%, 06/01/2031(g)	45	46	Bank Repurchase Agreement; 0.01% dated
4.00%, 03/01/2041(g)	50	50	06/30/11 maturing 07/01/11 (collateralized by
4.00%, 07/01/2041(g),(h)	250	250	Sovereign Agency Issues; $74,357; 3.50% -
4.50%, 05/01/2025(g)	89	95	3.75%; dated 06/28/13 - 08/17/20)
4.50%, 05/01/2031(g)	184	192	Investment in Joint Trading Account; JP Morgan	127	127
4.50%, 06/01/2039(g)	18	18	Repurchase Agreement; 0.01% dated
4.50%, 08/01/2039(g)	53	55	06/30/11 maturing 07/01/11 (collateralized by
4.50%, 05/01/2040(g)	302	315	Sovereign Agency Issues; $129,317; 0.00% -
4.50%, 05/01/2040(g)	34	35	9.80%; dated 01/09/12 - 03/12/21)
4.50%, 07/01/2040(g)	38	39	Investment in Joint Trading Account; Merrill	209	209
4.50%, 01/01/2041(g)	238	247	Lynch Repurchase Agreement; 0.01% dated
4.50%, 01/01/2041(g)	25	26	06/30/11 maturing 07/01/11 (collateralized by
4.50%, 02/01/2041(g)	167	174	Sovereign Agency Issues; $213,373; 0.00% -
4.50%, 07/01/2041(g),(h)	114	118	8.10%; dated 07/11/11 - 11/18/30)
5.00%, 03/01/2040(g)	94	100	Investment in Joint Trading Account; Morgan	120	120
5.00%, 07/01/2041(g),(h)	525	558	Stanley Repurchase Agreement; 0.01% dated
5.50%, 04/01/2035(g)	17	19	06/30/11 maturing 07/01/11 (collateralized by
5.50%, 07/01/2038(g)	188	206	Sovereign Agency Issues; $122,851; 0.75% -
5.50%, 05/01/2040(g)	93	101	4.75%; dated 04/20/12 - 10/28/15)
5.50%, 07/01/2040(g)	432	468			$ 770
5.66%, 04/01/2037(d),(g)	27	29	TOTAL REPURCHASE AGREEMENTS		$ 770
5.68%, 02/01/2036(d),(g)	20	21
6.00%, 02/01/2025(g)	76	83	Total Investments		$ 57,406
6.00%, 01/01/2037(g)	82	90	Liabilities in Excess of Other Assets, Net - (2.66)%		$ (1,488)
6.00%, 11/01/2037(g)	87	96	TOTAL NET ASSETS - 100.00%		$ 55,918
6.00%, 01/01/2038(g)	56	61
6.00%, 03/01/2038(g)	30	33	(a) Non-Income Producing Security
6.50%, 02/01/2032(g)	20	23	(b) Security is Illiquid
6.50%, 07/01/2037(g)	10	12	(c)		Market value is determined in accordance with procedures established in
6.50%, 07/01/2037(g)	13	14	good faith by the Board of Directors. At the end of the period, the value of
6.50%, 02/01/2038(g)	14	16	these securities totaled $0 or 0.00% of net assets.
6.50%, 09/01/2038(g)	38	43	(d)	Variable Rate. Rate shown is in effect at June 30, 2011.
	$ 4,750		(e)		Security exempt from registration under Rule 144A of the Securities Act of
Government National Mortgage Association (GNMA) - 2.55%			1933. These securities may be resold in transactions exempt from
4.00%, 11/20/2040	127	130	registration, normally to qualified institutional buyers. Unless otherwise
4.50%, 08/15/2040	220	233	indicated, these securities are not considered illiquid. At the end of the
4.50%, 07/01/2041(h)	380	401	period, the value of these securities totaled $2,026 or 3.62% of net assets.
5.00%, 02/15/2039	163	177	(f) Security purchased on a when-issued basis.
5.00%, 08/20/2040	214	232	(g)		This entity was put into conservatorship by the US Government in 2008.
5.50%, 07/01/2041(h)	90	99	See Notes to Financial Statements for additional information.
6.00%, 09/20/2026	21	24	(h)		Security was purchased in a "to-be-announced" ("TBA") transaction. See
6.00%, 01/15/2029	77	86	Notes to Financial Statements for additional information.
6.00%, 06/15/2032	8	9
7.00%, 05/15/2031	11	13
7.00%, 02/20/2032	17	20
	$ 1,424

See accompanying notes

95

Schedule of Investments Balanced Account June 30, 2011 (unaudited)

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 5,423
Unrealized Depreciation	(1,386)
Net Unrealized Appreciation (Depreciation)	$ 4,037
Cost for federal income tax purposes	$ 53,369
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	17 .90%
Financial	16 .37%
Consumer, Non-cyclical	12 .79%
Communications	9 .49%
Energy	9 .37%
Technology	8 .88%
Industrial	8 .50%
Consumer, Cyclical	6 .40%
Government	3 .90%
Basic Materials	3 .37%
Utilities	3 .11%
Asset Backed Securities	2 .32%
Exchange Traded Funds	0 .23%
Diversified	0 .03%
Liabilities in Excess of Other Assets, Net	(2.66)%
TOTAL NET ASSETS	100.00%

See accompanying notes

96

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2011 (unaudited)

COMMON STOCKS - 0.00%	Shares Held Value (000's)			Principal
Semiconductors - 0.00%				Amount
Tower Semiconductor Ltd - Warrants (a),(b),(c)	47,588 $	—	BONDS (continued)	(000's)	Value (000's)
			Banks - 8.75%
TOTAL COMMON STOCKS	$ —		Abbey National Treasury Services PLC/London
	Principal		4.00%, 04/27/2016	$ 235	$ 233
	Amount		Akbank TAS
BONDS - 60.51%	(000's) Value (000's)		6.50%, 03/09/2018(e)	150	154
Advertising - 0.40%			Alfa Bank OJSC Via Alfa Bond Issuance PLC
Interpublic Group of Cos Inc			7.88%, 09/25/2017	100	105
6.25%, 11/15/2014	$ 100 $	111	Ally Financial Inc
10.00%, 07/15/2017	1,040	1,230	8.00%, 03/15/2020	135	143
	$ 1,341		8.30%, 02/12/2015	300	335
Aerospace & Defense - 0.22%			Associated Banc-Corp
GenCorp Inc			5.13%, 03/28/2016	470	490
9.50%, 08/15/2013	398	402	Axis Bank Ltd/Dubai
Spirit Aerosystems Inc			4.75%, 05/02/2016	100	101
6.75%, 12/15/2020	135	137	BAC Capital Trust XIII
			0.65%, 12/31/2049(d)	700	478
Triumph Group Inc
8.63%, 07/15/2018	175	192	Banco Bradesco SA/Cayman Islands
			4.13%, 05/16/2016(e)	1,040	1,047
	$ 731
Agriculture - 0.46%			Banco de Credito del Peru/Panama
			4.75%, 03/16/2016(e)	110	109
Altria Group Inc			5.38%, 09/16/2020(e)	55	52
4.75%, 05/05/2021	590	590
9.95%, 11/10/2038	235	330	BanColombia SA
			5.95%, 06/03/2021(e)	100	101
Archer-Daniels-Midland Co
5.77%, 03/01/2041(d)	370	390	6.13%, 07/26/2020	15	15
MHP SA			Bank of America Corp
10.25%, 04/29/2015	105	112	3.63%, 03/17/2016	770	772
Southern States Cooperative Inc			5.63%, 07/01/2020 (d)	330	341

11.25%, 05/15/2015(e)	120	131	8.00%, 12/29/2049	110	115
	$ 1,553		BNP Paribas / BNP Paribas US Medium-Term
			Note Program LLC
Airlines - 0.08%			1.25%, 06/11/2012(d)	2,700	2,710
Continental Airlines 2007-1 Class C Pass Through

Trust			BPCE SA
7.34%, 04/19/2014	10	10	2.38%, 10/04/2013(e)	950	965

UAL 2009-1 Pass Through Trust			BTA Bank JSC
10.40%, 11/01/2016	59	67	10.75%, 07/01/2018(d)	170	134
UAL 2009-2A Pass Through Trust			Capital One Financial Corp
9.75%, 01/15/2017	92	105	5.70%, 09/15/2011	310	313
United Airlines 2007-1 Class C Pass Through Trust			CBQ Finance Ltd
2.71%, 07/02/2014(d)	105	95	7.50%, 11/18/2019	100	114
			CIT Group Inc
	$ 277		7.00%, 05/02/2017(e)	751	749
Automobile Asset Backed Securities - 1.49%			Citigroup Inc
AmeriCredit Automobile Receivables Trust			3.95%, 06/15/2016	1,550	1,587
0.86%, 09/08/2014	300	300	5.88%, 05/29/2037	145	144
CarMax Auto Owner Trust			6.13%, 11/21/2017	330	364
0.75%, 09/16/2013	758	759	6.13%, 05/15/2018	600	661
Nissan Auto Lease Trust			City National Corp/CA
1.39%, 01/15/2016	475	477	5.25%, 09/15/2020	515	527
Santander Drive Auto Receivables Trust			Cooperatieve Centrale Raiffeisen-Boerenleenbank
0.96%, 02/18/2014	300	300	BA/Netherlands
1.04%, 04/15/2014	1,000	1,000	11.00%, 12/29/2049(d),(e)	281	359
1.36%, 03/15/2013	1,423	1,426	Danske Bank A/S
1.48%, 07/15/2013(e)	355	355
			3.88%, 04/14/2016(e)	520	515
Wheels SPV LLC			Goldman Sachs Group Inc/The
1.74%, 08/15/2012(d),(e)	379	381
			0.45%, 02/06/2012(d)	500	500
	$ 4,998		6.00%, 06/15/2020	700	753
Automobile Floor Plan Asset Backed Securities - 1.07%			6.25%, 02/01/2041	560	565
Ally Master Owner Trust			6.45%, 05/01/2036	215	208
0.82%, 05/15/2016(d)	2,100	2,100
			GTB Finance B.V.
BMW Floorplan Master Owner Trust			7.50%, 05/19/2016(e)	200	203
1.34%, 09/15/2014(d),(e)	1,500	1,514
			Halyk Savings Bank of Kazakhstan JSC
	$ 3,614		7.25%, 05/03/2017	100	101
Automobile Parts & Equipment - 0.06%			HBOS Capital Funding LP
Cooper Tire & Rubber Co			6.07%, 06/29/2049(d),(e)	205	177
8.00%, 12/15/2019	60	63	HSBC Bank PLC
Goodyear Tire & Rubber Co/The			3.10%, 05/24/2016(e)	425	422
10.50%, 05/15/2016	118	133	HSBC USA Capital Trust I
	$ 196		7.81%, 12/15/2026(e)	850	867
			ICICI Bank Ltd
			5.75%, 11/16/2020(e)	200	197

See accompanying notes

97

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Banks (continued)			Building Materials (continued)
ICICI Bank Ltd/Bahrain			CRH America Inc (continued)
6.63%, 10/03/2012	$ 125 $	131	8.13%, 07/15/2018	$ 185 $	220
JP Morgan Chase & Co			Lafarge SA
3.15%, 07/05/2016	1,125	1,132	6.15%, 07/15/2011	270	270
6.30%, 04/23/2019	170	192		$ 997
KeyBank NA			Chemicals - 0.75%
5.45%, 03/03/2016	250	271	CF Industries Inc
KeyCorp			7.13%, 05/01/2020	750	873
5.10%, 03/24/2021	495	504	Dow Chemical Co/The
LBG Capital No.1 PLC			2.50%, 02/15/2016	300	298
8.00%, 12/29/2049(d),(e)	435	389	4.25%, 11/15/2020	460	449
Lloyds TSB Bank PLC			7.38%, 11/01/2029	155	190
6.50%, 09/14/2020(e)	1,110	1,047	Ineos Finance PLC
Morgan Stanley			9.00%, 05/15/2015(e)	90	95
3.80%, 04/29/2016	705	697	Kinove German Bondco GmbH
5.63%, 09/23/2019	470	482	9.63%, 06/15/2018(e)	200	208
5.95%, 12/28/2017	250	269	Lyondell Chemical Co
6.25%, 08/28/2017	325	351	11.00%, 05/01/2018	100	112
NB Capital Trust II			Nova Chemicals Corp
7.83%, 12/15/2026	700	711	8.63%, 11/01/2019	65	72
PNC Funding Corp			Potash Corp of Saskatchewan Inc
0.41%, 01/31/2012(d)	1,000	1,001	5.88%, 12/01/2036	110	114
PNC Preferred Funding Trust III			Vertellus Specialties Inc
8.70%, 02/28/2049(d),(e)	200	211	9.38%, 10/01/2015(e)	120	124
Royal Bank of Scotland Group PLC				$ 2,535
4.70%, 07/03/2018	77	67	Coal - 0.34%
5.05%, 01/08/2015	200	199	Alpha Natural Resources Inc
Royal Bank of Scotland PLC/The			6.00%, 06/01/2019	15	15
3.40%, 08/23/2013	500	512	6.25%, 06/01/2021	80	80
Santander US Debt SA Unipersonal			Arch Coal Inc
2.99%, 10/07/2013(e)	600	599	7.00%, 06/15/2019(e)	60	60
US Bancorp			7.25%, 06/15/2021(e)	85	85
4.13%, 05/24/2021	690	686	8.75%, 08/01/2016	150	163
US Bank NA/Cincinnati OH			Berau Capital Resources Pte Ltd
3.78%, 04/29/2020(d)	1,285	1,330	12.50%, 07/08/2015(e)	100	117
VTB Bank OJSC Via VTB Capital SA			Bumi Investment Pte Ltd
6.88%, 05/29/2018	100	107	10.75%, 10/06/2017(e)	200	227
Wells Fargo & Co			Consol Energy Inc
7.98%, 03/29/2049(d)	205	221	8.00%, 04/01/2017	200	218
Wells Fargo Bank NA			Drummond Co Inc
0.47%, 05/16/2016(d)	625	582	9.00%, 10/15/2014(e)	70	74
	$ 29,417		International Coal Group Inc
Beverages - 0.56%			9.13%, 04/01/2018	85	107
Anheuser-Busch InBev Worldwide Inc				$ 1,146
4.13%, 01/15/2015	5	5	Commercial Services - 0.19%
5.00%, 04/15/2020	1,015	1,090	B-Corp Merger Sub Inc
8.20%, 01/15/2039	185	255	8.25%, 06/01/2019(e)	85	84
Dr Pepper Snapple Group Inc			CDRT Merger Sub Inc
2.90%, 01/15/2016	460	466	8.13%, 06/01/2019(e)	170	170
Pernod-Ricard SA			DP World Ltd
5.75%, 04/07/2021(e)	55	57	6.85%, 07/02/2037	100	95
	$ 1,873		Hertz Corp/The
Biotechnology - 0.40%			8.88%, 01/01/2014	18	19
Amgen Inc			RSC Equipment Rental Inc/RSC Holdings III LLC
4.10%, 06/15/2021	500	496	8.25%, 02/01/2021	110	110
Celgene Corp			10.00%, 07/15/2017(e)	150	167
5.70%, 10/15/2040	385	377		$ 645
Genzyme Corp			Computers - 0.53%
5.00%, 06/15/2020	230	247	Affiliated Computer Services Inc
Talecris Biotherapeutics Holdings Corp			5.20%, 06/01/2015	740	808
7.75%, 11/15/2016	206	234	iGate Corp
	$ 1,354		9.00%, 05/01/2016(e)	125	126
Building Materials - 0.30%			Seagate HDD Cayman
Cemex SAB de CV			6.88%, 05/01/2020(e)	565	561
9.00%, 01/11/2018(e)	100	102	7.00%, 11/01/2021(e)	110	110
Cimento Tupi SA			Spansion LLC
9.75%, 05/11/2018(e)	80	81	7.88%, 11/15/2017(e)	160	162
CRH America Inc				$ 1,767
5.75%, 01/15/2021	310	324

See accompanying notes

98

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Consumer Products - 0.09%			Diversified Financial Services (continued)
Reynolds Group Issuer Inc / Reynolds Group Issuer			Springleaf Finance Corp
LLC / Reynolds Group Issuer (Luxembourg) S.A.			6.90%, 12/15/2017	$ 25 $	23
7.13%, 04/15/2019(e)	$ 235 $	233	SquareTwo Financial Corp
YCC Holdings LLC / Yankee Finance Inc			11.63%, 04/01/2017	175	183
10.25%, 02/15/2016(e)	70	70		$ 10,890
	$ 303		Electric - 2.53%
Distribution & Wholesale - 0.03%			Abu Dhabi National Energy Co
Marfrig Overseas Ltd			6.50%, 10/27/2036	100	100
9.50%, 05/04/2020	100	101	AES Corp/The
			7.38%, 07/01/2021(e)	40	41
Diversified Financial Services - 3.24%			Baltimore Gas & Electric Co
ABB Treasury Center USA Inc			5.90%, 10/01/2016	255	293
2.50%, 06/15/2016(e)	950	943	CMS Energy Corp
4.00%, 06/15/2021(e)	425	416	2.75%, 05/15/2014	580	581
Cantor Fitzgerald LP			Commonwealth Edison Co
6.38%, 06/26/2015(e)	510	537	5.80%, 03/15/2018	195	219
CME Group Inc			Dominion Resources Inc/VA
5.75%, 02/15/2014	145	161	2.25%, 09/01/2015	240	239
Credit Acceptance Corp			DTE Energy Co
9.13%, 02/01/2017	75	80	6.38%, 04/15/2033	190	204
9.13%, 02/01/2017(e)	130	139	Edison International
DTEK Finance BV			3.75%, 09/15/2017	160	161
9.50%, 04/28/2015	105	111	Edison Mission Energy
E*Trade Financial Corp			7.50%, 06/15/2013	190	191
12.50%, 11/30/2017	111	130	Elwood Energy LLC
ERAC USA Finance LLC			8.16%, 07/05/2026	201	199
2.25%, 01/10/2014(e)	120	121	Energy Future Holdings Corp
7.00%, 10/15/2037(e)	415	457	9.75%, 10/15/2019	223	225
Financiera Independencia SAB de CV			10.00%, 01/15/2020(d)	105	111
10.00%, 03/30/2015(e)	48	52	Energy Future Intermediate Holding Co LLC
Ford Motor Credit Co LLC			9.75%, 10/15/2019	275	278
5.00%, 05/15/2018	275	274	FirstEnergy Corp
5.75%, 02/01/2021	305	305	7.38%, 11/15/2031	400	455
7.00%, 04/15/2015	585	632	Florida Power & Light Co
General Electric Capital Corp			5.13%, 06/01/2041	125	124
6.15%, 08/07/2037	45	47	5.25%, 02/01/2041	115	116
6.38%, 11/15/2067(d)	580	594	5.65%, 02/01/2037	100	106
6.75%, 03/15/2032	300	333	GenOn REMA LLC
General Motors Financial Co Inc			9.24%, 07/02/2017	349	375
6.75%, 06/01/2018(e)	45	45	Indiantown Cogeneration LP
Goldman Sachs Capital I			9.77%, 12/15/2020	48	51
6.35%, 02/15/2034	125	118	Jersey Central Power & Light Co
Goldman Sachs Capital II			5.63%, 05/01/2016	160	180
5.79%, 12/29/2049(d)	200	160	Kentucky Utilities Co
GT 2005 BONDS BV			5.13%, 11/01/2040(e)	180	177
5.00%, 07/21/2014(d)	38	34	LG&E and KU Energy LLC
GTP Acquisition Partners I LLC			3.75%, 11/15/2020(e)	310	292
4.35%, 06/15/2016(e),(f)	340	337	Mirant Mid Atlantic Pass Through Trust C
HSBC Finance Capital Trust IX			10.06%, 12/30/2028	399	436
5.91%, 11/30/2035	160	151	Nevada Power Co
Icahn Enterprises LP / Icahn Enterprises Finance			5.38%, 09/15/2040	80	79
Corp			5.45%, 05/15/2041	265	263
7.75%, 01/15/2016	190	195	Northern States Power Co/MN
ILFC E-Capital Trust II			5.35%, 11/01/2039	125	129
6.25%, 12/21/2065(d),(e)	155	132	NRG Energy Inc
International Lease Finance Corp			7.38%, 01/15/2017	105	110
5.65%, 06/01/2014	315	315	8.25%, 09/01/2020	255	260
6.25%, 05/15/2019	125	122	Oncor Electric Delivery Co LLC
8.62%, 09/15/2015(d)	135	146	5.00%, 09/30/2017	145	157
Merrill Lynch & Co Inc			5.25%, 09/30/2040	160	153
0.47%, 11/01/2011(d)	875	875	PacifiCorp
0.48%, 06/05/2012(d)	400	399	3.85%, 06/15/2021	515	512
5.00%, 01/15/2015	165	175	5.75%, 04/01/2037	125	133
National Rural Utilities Cooperative Finance Corp			6.25%, 10/15/2037	30	34
1.90%, 11/01/2015	500	493	PPL WEM Holdings PLC
ORIX Corp			3.90%, 05/01/2016(e)	390	400
5.00%, 01/12/2016	1,365	1,416	Progress Energy Inc
SLM Corp			4.40%, 01/15/2021	280	283
6.25%, 01/25/2016	230	239

See accompanying notes

99

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Electric (continued)			Forest Products & Paper (continued)
Puget Energy Inc			Domtar Corp
6.00%, 09/01/2021(e)	$ 300 $	301	10.75%, 06/01/2017	$ 130 $	169
San Diego Gas & Electric Co			Exopack Holding Corp
4.50%, 08/15/2040	130	118	10.00%, 06/01/2018(e)	220	219
5.35%, 05/15/2040	150	154	Fibria Overseas Finance Ltd
Southern California Edison Co			7.50%, 05/04/2020	100	108
4.50%, 09/01/2040	80	73	Georgia-Pacific LLC
Star Energy Geothermal Wayang Windu Ltd			5.40%, 11/01/2020(e)	330	336
11.50%, 02/12/2015	100	113	Longview Fibre Paper & Packaging Inc
Virginia Electric and Power Co			8.00%, 06/01/2016(e)	55	55
6.00%, 05/15/2037	80	89		$ 937
	$ 8,515		Gas - 0.11%
Electronics - 0.14%			Atmos Energy Corp
NXP BV / NXP Funding LLC			5.50%, 06/15/2041	360	356
3.03%, 10/15/2013(d)	3	3
9.50%, 10/15/2015	255	270	Healthcare - Products - 0.18%
9.75%, 08/01/2018(e)	110	123	Angiotech Pharmaceuticals Inc
Viasystems Inc			5.00%, 12/01/2013(d)	450	401
12.00%, 01/15/2015(e)	55	61	Biomet Inc
	$ 457		10.00%, 10/15/2017	60	65
Energy - Alternate Sources - 0.03%			10.38%, 10/15/2017	130	143
Headwaters Inc				$ 609
7.63%, 04/01/2019	130	118	Healthcare - Services - 0.62%
			Centene Corp
Engineering & Construction - 0.03%			5.75%, 06/01/2017	205	201
Aeropuertos Argentina 2000 SA			HCA Inc
10.75%, 12/01/2020	14	15	7.25%, 09/15/2020	135	145
Empresas ICA SAB de CV			8.50%, 04/15/2019	360	398
8.90%, 02/04/2021(e)	85	88	9.25%, 11/15/2016	340	361
	$ 103		Highmark Inc
Entertainment - 0.41%			4.75%, 05/15/2021(e)	355	352
CCM Merger Inc			Multiplan Inc
8.00%, 08/01/2013(e)	275	270	9.88%, 09/01/2018(e)	165	175
Choctaw Resort Development Enterprise			Radnet Management Inc
7.25%, 11/15/2019(e)	322	245	10.38%, 04/01/2018	75	77
Lions Gate Entertainment Inc			Roche Holdings Inc
10.25%, 11/01/2016(e)	180	183	7.00%, 03/01/2039(e)	270	328
Peninsula Gaming LLC / Peninsula Gaming Corp			Select Medical Corp
8.38%, 08/15/2015	255	268	7.63%, 02/01/2015	60	59
8.38%, 08/15/2015(e)	45	47		$ 2,096
10.75%, 08/15/2017(e)	55	60	Holding Companies - Diversified - 0.03%
10.75%, 08/15/2017	125	137	Hutchison Whampoa International 09/19 Ltd
WMG Acquisition Corp			5.75%, 09/11/2019	105	112
9.50%, 06/15/2016	60	63
WMG Holdings Corp			Home Equity Asset Backed Securities - 0.55%
9.50%, 12/15/2014	119	123	Countrywide Asset-Backed Certificates
	$ 1,396		5.51%, 08/25/2036	347	328
Environmental Control - 0.37%			First NLC Trust
Clean Harbors Inc			0.49%, 09/25/2035(d)	89	89
7.63%, 08/15/2016(e)	45	48	New Century Home Equity Loan Trust
EnergySolutions Inc / EnergySolutions LLC			0.48%, 03/25/2035(b),(d)	25	21
10.75%, 08/15/2018	135	142	Residential Asset Securities Corp
Republic Services Inc			0.34%, 09/25/2036(d)	750	599
3.80%, 05/15/2018	690	693	Saxon Asset Securities Trust
5.70%, 05/15/2041	385	376	1.88%, 03/25/2035(d)	138	84
	$ 1,259		Specialty Underwriting & Residential Finance
Food - 0.30%			0.95%, 02/25/2035(d)	134	115
Del Monte Foods Co			Wells Fargo Home Equity Trust
7.63%, 02/15/2019(e)	135	136	0.48%, 10/25/2035(d)	649	618
Delhaize Group SA				$ 1,854
5.70%, 10/01/2040	440	410	Insurance - 2.58%
Kraft Foods Inc			Aflac Inc
5.38%, 02/10/2020	345	377	3.45%, 08/15/2015	570	582
6.50%, 11/01/2031	80	91	American International Group Inc
	$ 1,014		3.65%, 01/15/2014	225	229
Forest Products & Paper - 0.28%			5.85%, 01/16/2018	190	199
Bio Pappel SAB de CV			8.18%, 05/15/2068	315	344
7.00%, 08/27/2016(d)	55	50	AON Corp
			3.13%, 05/27/2016	835	832

See accompanying notes

100

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Insurance (continued)			Media (continued)
AON Corp (continued)			Comcast Corp
6.25%, 09/30/2040	$ 235 $	245	4.95%, 06/15/2016	$ 345 $	379
Hanover Insurance Group Inc/The			6.40%, 03/01/2040	205	219
6.38%, 06/15/2021	330	328	6.50%, 11/15/2035	365	396
ING Groep NV			COX Communications Inc
5.78%, 12/08/2049	1,000	920	5.45%, 12/15/2014	165	184
Liberty Mutual Group Inc			Cumulus Media Inc
5.00%, 06/01/2021(e)	350	331	7.75%, 05/01/2019(e)	140	135
7.00%, 03/15/2037(d),(e)	40	38	DIRECTV Holdings LLC / DIRECTV Financing
10.75%, 06/15/2058(d),(e)	250	332	Co Inc
Lincoln National Corp			3.50%, 03/01/2016	155	160
5.65%, 08/27/2012	200	210	3.55%, 03/15/2015	285	298
6.15%, 04/07/2036	450	459	5.00%, 03/01/2021	490	508
7.00%, 05/17/2066(d)	330	331	5.88%, 10/01/2019	285	316
MetLife Capital Trust IV			6.38%, 03/01/2041	205	219
7.88%, 12/15/2037(e)	480	501	7.63%, 05/15/2016	250	273
Nationwide Financial Services			Discovery Communications LLC
5.38%, 03/25/2021(e)	440	442	4.38%, 06/15/2021	210	208
Prudential Financial Inc			6.35%, 06/01/2040	140	149
3.00%, 05/12/2016	1,020	1,011	DISH DBS Corp
5.63%, 05/12/2041	180	167	6.63%, 10/01/2014	35	37
Willis Group Holdings PLC			6.75%, 06/01/2021(e)	110	113
5.75%, 03/15/2021	375	383	7.75%, 05/31/2015	260	281
WR Berkley Corp			7.88%, 09/01/2019	169	182
6.25%, 02/15/2037	310	309	Kabel BW Erste Beteiligungs GmbH / Kabel
XL Group PLC			Baden-Wurttemberg GmbH & Co KG
6.50%, 12/31/2049(d)	520	477	7.50%, 03/15/2019(e)	100	102
	$ 8,670		NBC Universal Media LLC
Internet - 0.24%			5.15%, 04/30/2020(e)	1,175	1,241
Google Inc			News America Inc
3.63%, 05/19/2021	280	277	6.20%, 12/15/2034	335	342
Level 3 Communications Inc			Time Warner Inc
11.88%, 02/01/2019(e)	85	92	4.75%, 03/29/2021	200	203
Open Solutions Inc			6.25%, 03/29/2041	20	21
9.75%, 02/01/2015(e)	325	195	7.63%, 04/15/2031	135	162
Zayo Group LLC/Zayo Capital Inc			Unitymedia Hessen GmbH & Co KG / Unitymedia
10.25%, 03/15/2017	235	258	NRW GmbH
	$ 822		8.13%, 12/01/2017(e)	100	106
Iron & Steel - 0.22%			Univision Communications Inc
ArcelorMittal			7.88%, 11/01/2020(e)	100	102
3.75%, 03/01/2016	20	20	8.50%, 05/15/2021(e)	365	364
5.50%, 03/01/2021	525	526	Viacom Inc
6.75%, 03/01/2041	185	183	6.88%, 04/30/2036	70	78
	$ 729			$ 7,809
Leisure Products & Services - 0.18%			Mining - 0.66%
Harley-Davidson Financial Services Inc			Alcoa Inc
3.88%, 03/15/2016(e)	600	610	5.90%, 02/01/2027	110	107
			ALROSA Finance SA
Lodging - 0.48%			7.75%, 11/03/2020(e)	200	217
Caesars Entertainment Operating Co Inc			AngloGold Ashanti Holdings PLC
10.00%, 12/15/2018	412	372	5.38%, 04/15/2020	85	84
MGM Resorts International			Barrick Gold Corp
10.00%, 11/01/2016(e)	305	323	2.90%, 05/30/2016(e)	290	290
13.00%, 11/15/2013	80	95	FMG Resources August 2006 Pty Ltd
Starwood Hotels & Resorts Worldwide Inc			6.88%, 02/01/2018(e)	180	183
6.75%, 05/15/2018	40	44	Freeport-McMoRan Copper & Gold Inc
7.15%, 12/01/2019	125	140	8.38%, 04/01/2017	465	508
Wyndham Worldwide Corp			Midwest Vanadium Pty Ltd
5.63%, 03/01/2021	490	489	11.50%, 02/15/2018(e)	90	90
5.75%, 02/01/2018	65	67	Rio Tinto Finance USA Ltd
7.38%, 03/01/2020	80	89	1.88%, 11/02/2015	135	133
	$ 1,619		Southern Copper Corp
Media - 2.32%			5.38%, 04/16/2020	75	77
CBS Corp			6.75%, 04/16/2040	60	58
5.75%, 04/15/2020	550	596	Taseko Mines Ltd
5.90%, 10/15/2040	90	86	7.75%, 04/15/2019	85	86
7.88%, 07/30/2030	25	30	Teck Resources Ltd
			6.25%, 07/15/2041(f)	250	252
8.88%, 05/15/2019	250	319

See accompanying notes

101

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mining (continued)			Mortgage Backed Securities (continued)
Vale Overseas Ltd			Credit Suisse Mortgage Capital Certificates
6.88%, 11/21/2036	$ 25 $	27	(continued)
Vedanta Resources PLC			5.34%, 12/15/2043(d),(e)	$ 500 $	483
9.50%, 07/18/2018	100	109	5.38%, 12/15/2016(e)	50	50
	$ 2,221		5.47%, 08/16/2016(e)	600	600
Miscellaneous Manufacturing - 0.86%			5.70%, 07/15/2017(e)	380	369
GE Capital Trust I			5.80%, 05/10/2017(d),(e)	500	496
6.38%, 11/15/2067	1,035	1,060	5.90%, 06/15/2039(d)	340	360
Park-Ohio Industries Inc			6.00%, 07/15/2017(e)	200	196
8.13%, 04/01/2021(e)	115	115	Fannie Mae
Textron Inc			0.39%, 01/25/2023(d)	101	101
6.20%, 03/15/2015	365	405	0.44%, 11/25/2022(d)	67	67
Tyco Electronics Group SA			0.44%, 03/25/2035(d)	161	161
6.00%, 10/01/2012	170	180	0.49%, 02/25/2018(d)	77	77
7.13%, 10/01/2037	20	24	0.49%, 02/25/2032(d)	102	102
Tyco International Finance SA			6.00%, 05/25/2030	1,073	1,111
4.13%, 10/15/2014	130	138	6.27%, 02/25/2038(d)	968	143
6.00%, 11/15/2013	185	205	6.36%, 07/25/2038(d)	440	58
Tyco International Ltd / Tyco International Finance			6.36%, 07/25/2040(d)	1,110	187
SA			6.50%, 02/25/2047	256	286
7.00%, 12/15/2019	635	754	6.56%, 11/25/2036(d)	1,183	188
	$ 2,881		6.58%, 04/25/2037(d)	482	76
Mortgage Backed Securities - 13.68%			6.73%, 04/25/2039(d)	262	284
Adjustable Rate Mortgage Trust			6.91%, 09/25/2031(d)	603	65
0.26%, 08/25/2036(d)	27	27	7.26%, 03/25/2039(d)	282	308
Banc of America Commercial Mortgage Inc			Fannie Mae Whole Loan
0.47%, 06/10/2049(d),(e)	250	180	0.39%, 05/25/2035(d)	323	321
4.97%, 07/10/2043	250	180	FHLMC Multifamily Structured Pass Through
5.36%, 10/10/2045(d)	1,100	1,178	Certificates
5.45%, 01/15/2049	381	412	1.69%, 08/25/2020(d)	3,449	312
5.52%, 01/15/2049	200	165	Freddie Mac
5.67%, 01/15/2049(d),(e)	185	74	0.64%, 06/15/2023(d)	189	190
5.83%, 04/10/2049(d)	525	497	0.79%, 08/15/2018(d)	526	530
5.89%, 07/10/2044	325	357	4.00%, 06/15/2034(d)	2,132	273
Banc of America Large Loan Inc			4.50%, 10/15/2035(d)	1,879	314
5.69%, 09/24/2017(d),(e)	1,015	1,001	5.00%, 07/15/2038(d)	1,299	216
5.80%, 05/24/2017(d),(e)	350	341	6.41%, 02/15/2035(d)	4,618	541
5.82%, 06/15/2017(d),(e)	360	362	6.56%, 02/15/2035(d)	3,996	437
Banc of America Re-Remic Trust			6.86%, 07/15/2031(d)	2,289	234
4.42%, 07/11/2021(c),(e),(f)	350	357	7.36%, 11/15/2033(d)	439	74
BCRR Trust			GE Capital Commercial Mortgage Corp
4.25%, 07/07/2017(e)	100	90	0.37%, 05/10/2014(d)	23,777	116
5.86%, 12/15/2043(e)	335	329	5.61%, 04/10/2017(d)	1,000	917
Bella Vista Mortgage Trust			Ginnie Mae
0.44%, 05/20/2045(b),(d)	173	95	4.00%, 10/16/2024(d)	654	91
CFCRE Commercial Mortgage Trust			4.50%, 06/20/2039(d)	2,585	493
4.96%, 03/15/2021(d),(e)	455	461	5.00%, 10/16/2022(d)	1,665	171
Citicorp Mortgage Securities Inc			6.33%, 01/16/2038(d)	179	28
5.25%, 08/25/2034(d)	111	111	Greenpoint Mortgage Funding Trust
Citigroup Commercial Mortgage Trust			0.46%, 06/25/2045(d)	166	49
0.72%, 10/15/2049(d)	9,610	124	Greenwich Capital Commercial Funding Corp
5.48%, 03/17/2051(d),(e)	528	513	5.44%, 03/10/2039(d)	300	322
5.62%, 04/10/2012(d)	255	255	5.74%, 12/10/2049	255	274
Citigroup/Deutsche Bank Commercial Mortgage			GS Mortgage Securities Corp II
Trust			0.86%, 11/10/2039(d),(e)	6,573	160
5.32%, 12/11/2049	355	377	1.71%, 08/10/2020(d),(e)	5,428	509
Commercial Mortgage Pass Through Certificates			5.36%, 02/10/2021(d),(e)	450	449
6.01%, 12/10/2049(d)	1,000	824	5.99%, 08/10/2045(d)	540	580
Countrywide Home Loan Mortgage Pass Through			5.99%, 08/10/2045(d)	400	352
Trust			Harborview Mortgage Loan Trust
5.00%, 04/25/2035	412	402	0.43%, 03/19/2037(d)	569	336
Credit Suisse First Boston Mortgage Securities			Homebanc Mortgage Trust
Corp			0.53%, 01/25/2036(b),(d)	1,060	732
0.39%, 11/15/2037(d),(e)	11,163	202	Impac CMB Trust
1.14%, 01/15/2037(d),(e)	14,038	314	0.83%, 04/25/2035(d)	104	43
4.96%, 01/15/2037(e)	400	401	1.17%, 10/25/2034(b),(d)	224	159
Credit Suisse Mortgage Capital Certificates			Indymac Index Mortgage Loan Trust
0.25%, 12/15/2039(d)	3,933	63	0.37%, 02/25/2037(d)	1,620	1,239
0.77%, 09/15/2039(d),(e)	11,968	148	0.42%, 04/25/2035(d)	134	85

See accompanying notes

102

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mortgage Backed Securities (continued)			Office & Business Equipment - 0.06%
JP Morgan Chase Commercial Mortgage Securities			Xerox Corp
Corp			6.75%, 02/01/2017	$ 170 $	199
2.15%, 09/15/2020(d),(e)	$ 2,967 $	319
5.32%, 02/12/2014(d)	500	512	Oil & Gas - 3.50%
5.34%, 05/15/2047	330	351	Afren PLC
5.37%, 05/15/2047	400	379	11.50%, 02/01/2016(e)	200	220
5.43%, 11/15/2016	248	256	Alliance Oil Co Ltd
5.63%, 06/12/2041(d)	500	474	9.88%, 03/11/2015	100	109
6.30%, 02/12/2051(d)	400	354	Anadarko Petroleum Corp
6.40%, 02/12/2051(d),(e)	400	255	5.95%, 09/15/2016	485	546
JP Morgan Mortgage Trust			6.20%, 03/15/2040	440	446
5.76%, 06/25/2036(d)	20	20	6.45%, 09/15/2036	320	334
LB-UBS Commercial Mortgage Trust			6.95%, 06/15/2019	210	245
0.70%, 02/15/2040(d)	22,636	455	BP Capital Markets PLC
5.46%, 02/15/2040(d)	350	340	3.13%, 10/01/2015	260	267
5.56%, 02/15/2040(d)	200	145	3.63%, 05/08/2014	330	347
6.45%, 07/17/2040(d)	350	182	4.74%, 03/11/2021	205	212
Merrill Lynch Mortgage Trust			Canadian Natural Resources Ltd
5.78%, 08/12/2016	1,300	1,318	5.70%, 05/15/2017	235	267
Merrill Lynch/Countrywide Commercial Mortgage			Chaparral Energy Inc
Trust			8.25%, 09/01/2021	175	176
0.71%, 08/12/2048(d)	7,839	166	8.88%, 02/01/2017(d)	80	83
5.49%, 03/12/2051	600	637	9.88%, 10/01/2020	185	200
5.53%, 03/12/2051	1,935	1,775	Chesapeake Energy Corp
Morgan Stanley Capital I			6.13%, 02/15/2021	750	759
0.44%, 06/12/2012(d)	685	639	9.50%, 02/15/2015	5	6
5.24%, 12/15/2041(d),(e)	275	277	ConocoPhillips
5.36%, 03/15/2044(d)	460	488	5.75%, 02/01/2019	275	316
5.78%, 04/12/2049(d)	225	236	ConocoPhillips Holding Co
Morgan Stanley Reremic Trust			6.95%, 04/15/2029	510	619
3.00%, 01/17/2013(c),(e)	742	742	Denbury Resources Inc
3.25%, 12/17/2043(e)	2,625	2,637	8.25%, 02/15/2020	148	161
4.97%, 04/16/2040(e)	525	521	9.75%, 03/01/2016	305	341
5.99%, 08/12/2045(d),(e)	300	299	Ecopetrol SA
5.99%, 08/12/2045(d),(e)	480	478	7.63%, 07/23/2019	110	132
10.24%, 12/17/2043(d),(e)	1,250	1,316	Gazprom OAO Via Gaz Capital SA
NCUA Guaranteed Notes			7.29%, 08/16/2037(e)	186	203
0.54%, 12/07/2020(d)	873	874	GMX Resources Inc
Nomura Asset Acceptance Corp			11.38%, 02/15/2019(e)	70	65
0.54%, 02/25/2035(d)	20	17	Hilcorp Energy I LP/Hilcorp Finance Co
RBSCF Trust			7.63%, 04/15/2021(e)	20	21
5.31%, 03/16/2012(e)	175	178	8.00%, 02/15/2020(e)	195	210
5.99%, 07/17/2014(d),(e)	150	158	Linn Energy LLC/Linn Energy Finance Corp
Residential Accredit Loans Inc			6.50%, 05/15/2019(e)	120	119
0.34%, 02/25/2047(d)	1,272	594	7.75%, 02/01/2021(e)	65	68
Residential Asset Securitization Trust			8.63%, 04/15/2020	50	54
5.50%, 02/25/2035	284	286	Lukoil International Finance BV
Structured Adjustable Rate Mortgage Loan Trust			7.25%, 11/05/2019(e)	100	111
0.89%, 08/25/2034(b),(d)	565	49	Marathon Petroleum Corp
Structured Asset Securities Corp			5.13%, 03/01/2021(e)	600	617
5.50%, 06/25/2036(d)	836	346	Nexen Inc
Wachovia Bank Commercial Mortgage Trust			6.40%, 05/15/2037	125	125
0.39%, 12/15/2043(d),(e)	655	485	Noble Energy Inc
0.72%, 10/15/2041(d),(e)	8,328	26	6.00%, 03/01/2041	380	392
5.60%, 12/15/2043	250	52	Pan American Energy LLC/Argentine Branch
WAMU Commercial Mortgage Securities Trust			7.88%, 05/07/2021	50	53
3.83%, 01/25/2035(e)	28	28	Petrobras International Finance Co - Pifco
WaMu Mortgage Pass Through Certificates			5.38%, 01/27/2021	80	82
2.57%, 05/25/2035(d)	101	98	Petro-Canada
Washington Mutual Alternative Mortgage Pass-			5.95%, 05/15/2035	320	326
Through Certificates			Petrohawk Energy Corp
0.37%, 01/25/2047(d)	646	23	10.50%, 08/01/2014	95	107
0.44%, 02/25/2036(d)	196	109	Petroleos Mexicanos
0.47%, 06/25/2046(d)	654	39	6.50%, 06/02/2041(e)	20	20
Wells Fargo Commercial Mortgage Trust			Petroleum Development Corp
1.66%, 10/15/2020(d),(e)	2,228	196	12.00%, 02/15/2018	290	322
Wells Fargo Mortgage Backed Securities Trust			Petroquest Energy Inc
6.00%, 10/25/2036(d)	716	716	10.00%, 09/01/2017	90	95
	$ 46,000

See accompanying notes

103

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Oil & Gas (continued)			Packaging & Containers - 0.03%
Pioneer Natural Resources Co			Crown Cork & Seal Co Inc
7.50%, 01/15/2020	$ 80 $	90	7.38%, 12/15/2026	$ 68 $	67
Plains Exploration & Production Co			Plastipak Holdings Inc
6.63%, 05/01/2021	135	135	10.63%, 08/15/2019(e)	45	50
Precision Drilling Corp				$ 117
6.63%, 11/15/2020	110	111	Pharmaceuticals - 0.38%
Pride International Inc			Endo Pharmaceuticals Holdings Inc
7.88%, 08/15/2040	295	367	7.00%, 07/15/2019(e)	70	72
PTTEP Canada International Finance Ltd			7.25%, 01/15/2022(e)	35	35
5.69%, 04/05/2021(e)	200	199	Express Scripts Inc
Quicksilver Resources Inc			3.13%, 05/15/2016	290	292
11.75%, 01/01/2016	97	111	Giant Funding Corp
Ras Laffan Liquefied Natural Gas Co Ltd II			8.25%, 02/01/2018(e)	65	68
5.30%, 09/30/2020	230	245	Merck & Co Inc
Rowan Cos Inc			5.95%, 12/01/2028	130	146
5.00%, 09/01/2017	580	621	Mylan Inc/PA
SandRidge Energy Inc			7.88%, 07/15/2020(e)	100	110
8.00%, 06/01/2018(e)	45	46	Omnicare Inc
Talisman Energy Inc			7.75%, 06/01/2020	120	127
5.13%, 05/15/2015	120	132	Sanofi-Aventis SA
TNK-BP Finance SA			4.00%, 03/29/2021	70	70
7.25%, 02/02/2020(e)	200	221	Watson Pharmaceuticals Inc
Transocean Inc			5.00%, 08/15/2014	315	342
6.00%, 03/15/2018	200	221		$ 1,262
Valero Energy Corp			Pipelines - 1.20%
6.63%, 06/15/2037	175	182	Chesapeake Midstream Partners LP / CHKM
Venoco Inc			Finance Corp
8.88%, 02/15/2019(e)	100	100	5.88%, 04/15/2021(e)	175	173
11.50%, 10/01/2017	125	136	El Paso Corp
W&T Offshore Inc			7.75%, 01/15/2032	100	116
8.50%, 06/15/2019(e)	60	61	Energy Transfer Equity LP
	$ 11,754		7.50%, 10/15/2020	85	90
Oil & Gas Services - 0.45%			Energy Transfer Partners LP
Cameron International Corp			4.65%, 06/01/2021	380	372
5.95%, 06/01/2041	250	251	6.05%, 06/01/2041	225	218
6.38%, 07/15/2018	380	434	Enterprise Products Operating LLC
7.00%, 07/15/2038	45	51	6.13%, 10/15/2039	265	269
Cie Generale de Geophysique-Veritas			8.38%, 08/01/2066	520	563
9.50%, 05/15/2016	175	191	Kinder Morgan Energy Partners LP
Key Energy Services Inc			6.38%, 03/01/2041	250	256
6.75%, 03/01/2021	60	60	6.95%, 01/15/2038	265	288
SESI LLC			MarkWest Energy Partners LP / MarkWest Energy
6.38%, 05/01/2019(e)	70	69	Finance Corp
Weatherford International Ltd/Bermuda			6.50%, 08/15/2021	45	45
5.13%, 09/15/2020	255	261	6.75%, 11/01/2020	20	20
6.75%, 09/15/2040	190	204	8.75%, 04/15/2018	260	283
	$ 1,521		ONEOK Partners LP
Other Asset Backed Securities - 1.43%			3.25%, 02/01/2016	340	346
Ameriquest Mortgage Securities Inc			Regency Energy Partners LP/Regency Energy
0.49%, 03/25/2035(d)	66	65	Finance Corp
Countrywide Asset-Backed Certificates			6.50%, 07/15/2021	80	81
0.32%, 11/25/2037(d)	985	766	6.88%, 12/01/2018	130	135
0.44%, 03/25/2036(b),(d)	722	473	9.38%, 06/01/2016	65	72
0.71%, 06/25/2035(d)	483	454	Transportadora de Gas del Sur SA
First-Citizens Home Equity Loan LLC			7.88%, 05/14/2017	10	10
0.40%, 09/15/2022(d),(e)	146	120	Williams Cos Inc/The
GE Equipment Transportation LLC			7.88%, 09/01/2021	550	682
1.33%, 04/21/2014	600	598		$ 4,019
JP Morgan Mortgage Acquisition Corp			Real Estate - 0.06%
0.27%, 03/25/2037(d)	131	124	Country Garden Holdings Co
0.34%, 03/25/2037(d)	720	518	10.50%, 08/11/2015	100	103
5.45%, 11/25/2036	729	736	Shimao Property Holdings Ltd
Marriott Vacation Club Owner Trust			9.65%, 08/03/2017	100	92
5.52%, 05/20/2029(d),(e)	131	137		$ 195
MSDWCC Heloc Trust			Regional Authority - 0.06%
0.38%, 07/25/2017(d)	117	103	Provincia de Buenos Aires
Washington Mutual Asset-Backed Certificates			10.88%, 01/26/2021	200	189
0.37%, 04/25/2036(d)	829	708
	$ 4,802

See accompanying notes

104

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
REITS - 1.44%			Semiconductors (continued)
Developers Diversified Realty Corp			Texas Instruments Inc
4.75%, 04/15/2018	$ 585 $	577	2.38%, 05/16/2016	$ 475 $	475
Digital Realty Trust LP				$ 1,160
4.50%, 07/15/2015	375	390	Software - 0.20%
5.25%, 03/15/2021	340	338	First Data Corp
DuPont Fabros Technology LP			7.38%, 06/15/2019(e)	105	106
8.50%, 12/15/2017	140	153	Fiserv Inc
Entertainment Properties Trust			3.13%, 06/15/2016	340	338
7.75%, 07/15/2020	510	575	Oracle Corp
HCP Inc			5.38%, 07/15/2040(e)	215	217
3.75%, 02/01/2016	160	163		$ 661
Kilroy Realty LP			Student Loan Asset Backed Securities - 0.38%
4.80%, 07/15/2018(f)	790	777	SLM Student Loan Trust
National Retail Properties Inc			1.37%, 10/25/2016(d)	1,255	1,269
5.50%, 07/15/2021(f)	425	416
Simon Property Group LP			Telecommunications - 3.22%
4.38%, 03/01/2021	610	600	America Movil SAB de CV
Ventas Realty LP / Ventas Capital Corp			5.00%, 03/30/2020	100	105
4.75%, 06/01/2021	870	849	AT&T Inc
	$ 4,838		2.95%, 05/15/2016	640	648
Retail - 1.43%			6.15%, 09/15/2034	120	124
CVS Caremark Corp			6.50%, 09/01/2037	145	158
5.75%, 05/15/2041	410	403	Bakrie Telecom Pte Ltd
6.60%, 03/15/2019	205	238	11.50%, 05/07/2015(e)	100	103
CVS Pass-Through Trust			CenturyLink Inc
5.77%, 01/10/2033(e)	421	436	6.45%, 06/15/2021	260	257
7.51%, 01/10/2032(e)	58	69	Cincinnati Bell Inc
DineEquity Inc			8.38%, 10/15/2020	220	219
9.50%, 10/30/2018(e)	200	217	Clearwire Communications LLC/Clearwire Finance
Ferrellgas LP / Ferrellgas Finance Corp			Inc
9.13%, 10/01/2017	165	177	12.00%, 12/01/2015(e)	365	391
Grupo Famsa SAB de CV			CommScope Inc
11.00%, 07/20/2015	35	37	8.25%, 01/15/2019(e)	230	237
Home Depot Inc			Digicel Group Ltd
4.40%, 04/01/2021	1,005	1,010	9.13%, 01/15/2015(e)	285	291
5.95%, 04/01/2041	60	62	10.50%, 04/15/2018(e)	150	168
Inergy LP/Inergy Finance Corp			Digicel Ltd
6.88%, 08/01/2021(e)	160	160	12.00%, 04/01/2014(e)	65	75
Ltd Brands Inc			EH Holding Corp
6.63%, 04/01/2021	85	87	6.50%, 06/15/2019(e)	100	102
7.00%, 05/01/2020	140	147	Global Crossing Ltd
Macy's Retail Holdings Inc			9.00%, 11/15/2019(e)	35	43
5.75%, 07/15/2014	180	198	12.00%, 09/15/2015	190	221
5.90%, 12/01/2016	630	707	Goodman Networks Inc
6.90%, 04/01/2029	25	28	12.13%, 07/01/2018(e)	170	169
Nordstrom Inc			Intelsat Luxembourg SA
6.25%, 01/15/2018	240	277	11.25%, 02/04/2017	285	306
Suburban Propane Partners LP/Suburban Energy			11.50%, 02/04/2017	461	496
Finance Corp			Level 3 Escrow Inc
7.38%, 03/15/2020	105	110	8.13%, 07/01/2019(e)	60	60
Toys R Us Property Co II LLC			Level 3 Financing Inc
8.50%, 12/01/2017	100	105	9.25%, 11/01/2014	97	100
Wesfarmers Ltd			10.00%, 02/01/2018	100	107
2.98%, 05/18/2016(e)	355	356	MTS International Funding Ltd
	$ 4,824		8.63%, 06/22/2020(e)	100	114
Savings & Loans - 0.14%			Nextel Communications Inc
Santander Holdings USA Inc			7.38%, 08/01/2015	430	430
4.63%, 04/19/2016	470	472	NII Capital Corp
			7.63%, 04/01/2021	151	158
Semiconductors - 0.34%			Qtel International Finance Ltd
Advanced Micro Devices Inc			3.38%, 10/14/2016	245	245
7.75%, 08/01/2020	60	62	Satmex Escrow SA de CV
Applied Materials Inc			9.50%, 05/15/2017(e)	5	5
4.30%, 06/15/2021	315	316	SBA Tower Trust
5.85%, 06/15/2041	45	46	4.25%, 04/15/2015(e)	415	437
Freescale Semiconductor Inc			Telecom Italia Capital SA
9.25%, 04/15/2018(e)	55	59	0.89%, 07/18/2011(d)	450	450
Jazz Technologies Inc			5.25%, 11/15/2013	165	173
8.00%, 06/30/2015	207	202

See accompanying notes

105

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2011 (unaudited)

	Principal			Principal
	Amount		SENIOR FLOATING RATE INTERESTS	Amount
BONDS (continued)	(000's)	Value (000's)	(continued)	(000's) Value (000's)
Telecommunications (continued)			Automobile Parts & Equipment - 0.02%
Telefonica Emisiones SAU			HHI Holdings LLC, Term Loan
0.60%, 02/04/2013(d)	$ 375	$ 369	7.00%, 03/18/2017(d)	$ 55 $	55
3.73%, 04/27/2015	240	244
3.99%, 02/16/2016	680	688	Chemicals - 0.06%
5.46%, 02/16/2021	430	437	AZ Chem US Inc, Term Loan
Telefonica Moviles Chile SA			5.06%, 11/19/2016(d)	67	67
2.88%, 11/09/2015	100	98	Ineos US Finance LLC, PIK Term Loan
Telemar Norte Leste SA			7.50%, 12/16/2013(d)	69	71
5.50%, 10/23/2020(e)	100	99	8.00%, 12/16/2014(d)	69	71
Telemovil Finance Co Ltd				$ 209
8.00%, 10/01/2017(e)	100	105	Coal - 0.03%
Verizon Communications Inc			Walter Energy Inc, Term Loan
4.60%, 04/01/2021	400	413	4.00%, 02/03/2018(d)	110	110
6.25%, 04/01/2037	225	239
Verizon Global Funding Corp			Commercial Services - 0.05%
7.75%, 12/01/2030	180	225	Hertz Corp/The, Term Loan
Vimpel Communications Via VIP Finance Ireland			3.75%, 02/16/2018(d)	105	104
Ltd OJSC			Interactive Data Corp, Term Loan
9.13%, 04/30/2018	100	113	4.75%, 01/31/2018(d)	80	80
Vodafone Group PLC				$ 184
0.53%, 02/27/2012(d)	800	801	Computers - 0.01%
Wind Acquisition Finance SA			Spansion LLC, Term Loan
11.75%, 07/15/2017(e)	410	464	4.75%, 02/09/2015(d)	42	42
Wind Acquisition Holdings Finance SA
12.25%, 07/15/2017(e)	114	131	Diversified Financial Services - 0.07%
		$ 10,818	AGFS Funding Co, Term Loan
Transportation - 0.38%			5.50%, 05/28/2017(d)	95	93
BLT Finance BV			Nuveen Investments Inc, Term Loan
7.50%, 05/15/2014	200	144	5.76%, 05/13/2017(d)	86	85
CSX Corp			12.50%, 07/09/2015(d)	60	64
5.50%, 04/15/2041	185	181		$ 242
6.25%, 03/15/2018	200	231	Electric - 0.04%
7.38%, 02/01/2019	220	268	NRG Energy Inc, Term Loan B
Kansas City Southern de Mexico SA de CV			0.00%, 05/05/2018(d),(g)	40	40
6.13%, 06/15/2021(e)	79	79	Texas Competitive Electric Holdings Co LLC,
Navios Maritime Acquisition Corp / Navios			Term Loan
Acquisition Finance US Inc			3.69%, 10/10/2014(d)	110	93
8.63%, 11/01/2017	70	69		$ 133
8.63%, 11/01/2017(e)	70	69
			Entertainment - 0.12%
Navios Maritime Holdings Inc / Navios Maritime			CCM Merger Inc, Term Loan
Finance US Inc			7.00%, 02/01/2017(d)	386	390
8.88%, 11/01/2017	110	113
PHI Inc			Forest Products & Paper - 0.03%
8.63%, 10/15/2018	135	141	Exopack LLC, Term Loan
		$ 1,295	6.50%, 05/06/2017(d)	110	110
Trucking & Leasing - 0.05%
Aircastle Ltd			Healthcare - Services - 0.17%
9.75%, 08/01/2018	140	154	Aurora Diagnostics Inc, Term Loan
			6.25%, 04/20/2016(d)	51	51
TOTAL BONDS		$ 203,474	HCA Inc, Term Loan B3
	Principal		3.50%, 05/01/2018(d)	70	68
	Amount		IASIS Healthcare LLC, Term Loan
CONVERTIBLE BONDS - 0.02%	(000's)	Value (000's)	4.99%, 05/17/2018(d)	30	30
Aerospace & Defense - 0.02%			Multiplan Inc, Term Loan B
GenCorp Inc			4.75%, 08/26/2017(d)	276	274
4.06%, 12/31/2039	55	56	Renal Advantage Holdings Inc, Term Loan
			5.75%, 12/08/2016(d)	149	150
TOTAL CONVERTIBLE BONDS		$ 56		$ 573
	Principal		Insurance - 0.18%
SENIOR FLOATING RATE INTERESTS -	Amount		Asurion Corp, Term Loan
1.76%	(000's)	Value (000's)	5.50%, 05/10/2018(d)	300	296
Advertising - 0.03%			9.00%, 05/10/2019(d)	220	221
Getty Images Inc, Term Loan			CNO Financial Group Inc, Term Loan
5.25%, 11/03/2016(d)	$ 94	$ 95	6.25%, 09/30/2016(d)	90	90
				$ 607
Automobile Manufacturers - 0.01%
Ford Motor Co, Term Loan
2.94%, 12/15/2013(d)	24	23

See accompanying notes

106

     Schedule of Investments Bond & Mortgage Securities Account June 30, 2011 (unaudited)

	Principal			Principal
SENIOR FLOATING RATE INTERESTS	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
(continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS - 43.85%	(000's) Value (000's)
Internet - 0.01%			Federal Home Loan Mortgage Corporation (FHLMC) - 5.19%
Open Solutions Inc, Term Loan B			2.74%, 02/01/2034(d),(h)	$ 7 $	7
2.40%, 01/23/2014(d)	$ 50	$ 43	4.00%, 08/01/2024(h)	129	136
			4.00%, 11/01/2040(h)	1,466	1,470
Lodging - 0.04%			4.50%, 07/01/2024(h)	207	221
Ameristar Casinos Inc, Term Loan			4.50%, 09/01/2024(h)	300	320
4.00%, 04/14/2018(d)	35	35	4.50%, 04/01/2031(h)	1,139	1,190
Caesars Entertainment Operating Co Inc, Term			4.50%, 05/01/2040(h)	781	812
Loan			4.50%, 06/01/2040(h)	571	593
3.25%, 01/28/2015(d)	100	90	4.50%, 08/01/2040(h)	212	220
		$ 125	4.50%, 08/01/2040(h)	743	770
Machinery - Diversified - 0.03%			5.00%, 05/01/2018(h)	824	891
Manitowoc Co Inc/The, Term Loan			5.00%, 10/01/2024(h)	943	1,021
4.25%, 11/11/2017(d)	85	85	5.00%, 06/01/2031(h)	600	641
			5.00%, 10/01/2035(h)	334	357
Media - 0.08%			5.00%, 06/01/2037(h)	288	306
Univision Communications Inc, Term Loan			5.00%, 08/01/2039(h)	170	182
4.44%, 03/29/2017(d)	287	272	5.00%, 06/01/2041(h)	4,185	4,459
			5.50%, 06/01/2024(h)	1,106	1,196
Pharmaceuticals - 0.06%			5.50%, 05/01/2038(h)	680	737
Grifols SA, Term Loan			5.58%, 02/01/2037(d),(h)	367	396
6.00%, 06/04/2016(d)	80	81	6.00%, 03/01/2031(h)	40	44
NBTY Inc, Term Loan			6.00%, 04/01/2031(h)	2	2
4.25%, 10/01/2017(d)	134	134	6.00%, 06/01/2032(h)	141	156
		$ 215	6.00%, 10/01/2032(h)	103	114
Retail - 0.43%			6.00%, 01/01/2038(h)	479	531
DineEquity Inc, Term Loan			6.50%, 04/01/2016(h)	16	17
4.25%, 10/19/2017(d)	97	97	6.50%, 03/01/2029(h)	19	22
Dunkin' Brands Inc, Term Loan			6.50%, 05/01/2029(h)	29	33
4.25%, 11/23/2017(d)	100	99	6.50%, 04/01/2031(h)	15	17
Neiman Marcus Group Inc/The, Term Loan			6.50%, 02/01/2032(h)	30	34
4.75%, 04/25/2018(d)	100	99	6.50%, 05/01/2032(h)	25	28
OSI Restaurant Partners LLC, REV Loan			6.50%, 05/01/2032(h)	68	78
0.07%, 06/14/2013(d)	9	9	6.50%, 04/01/2035(h)	56	63
OSI Restaurant Partners LLC, Term Loan			7.00%, 12/01/2029(h)	42	48
2.50%, 06/14/2014(d)	94	90	7.00%, 06/01/2030(h)	9	10
Petco Animal Supplies Inc, Term Loan			7.00%, 12/01/2030(h)	7	8
4.50%, 11/24/2017(d)	1,015	1,011	7.00%, 01/01/2031(h)	4	4
Phillips-Van Heusen Corp, Term Loan			7.00%, 01/01/2031(h)	12	14
3.50%, 05/06/2016(d)	45	45	7.00%, 02/01/2031(h)	5	6
			7.00%, 12/01/2031(h)	89	104
		$ 1,450	7.50%, 04/01/2030(h)	13	16
Semiconductors - 0.10%			7.50%, 09/01/2030(h)	9	11
Edwards Ltd,Term Loan			7.50%, 03/01/2031(h)	49	58
5.50%, 05/31/2016 (d)	129	129	8.00%, 09/01/2030(h)	87	103
Freescale Semiconductor Inc, Term Loan
4.44%, 12/01/2016(d)	99	98		$ 17,446
Microsemi Corp, Term Loan			Federal National Mortgage Association (FNMA) - 24.17%
4.00%, 10/30/2017(d)	100	100	2.43%, 03/01/2035(d),(h)	151	159
NXP Funding LLC, Delay-Draw Term Loan			2.63%, 07/01/2034(d),(h)	7	7
4.50%, 03/07/2017(d)	10	10	2.72%, 07/01/2034(d),(h)	60	63
			3.25%, 06/01/2041(d),(h)	3,995	4,150
		$ 337	3.50%, 07/01/2026(h),(i)	1,470	1,497
Software - 0.11%			4.00%, 10/01/2019(h)	289	306
First Data Corp, Term Loan B1			4.00%, 08/01/2020(h)	1,202	1,270
2.94%,12/24/2014 (d)	322	298	4.00%, 03/01/2026(h)	845	882
Reynolds & Reynolds Co/The, Term Loan			4.00%, 07/01/2026(h),(i)	5,600	5,833
3.75%,04/21/2018 (d)	65	65	4.00%, 02/01/2031(h)	382	390
		$ 363	4.00%, 03/01/2031(h)	2,989	3,052
Telecommunications - 0.08%			4.00%, 04/01/2031(h)	587	599
Intelsat Jackson Holdings SA, Term Loan			4.00%, 04/01/2031(h)	2,201	2,248
3.29%, 02/01/2014(d)	100	96
			4.00%, 06/01/2031(h)	997	1,018
5.25%, 04/03/2018(d)	25	25
			4.00%, 11/01/2040(h)	4,689	4,700
Level 3 Financing Inc, Term Loan			4.50%, 07/01/2025(h)	326	347
2.50%, 03/13/2014(d)	135	131
			4.50%, 05/01/2031(h)	2,555	2,672
		$ 252	4.50%, 06/01/2039(h)	231	240
TOTAL SENIOR FLOATING RATE INTERESTS		$ 5,915	4.50%, 07/01/2039(h)	177	184
			4.50%, 08/01/2039(h)	563	585
			4.50%, 05/01/2040(h)	572	596
			4.50%, 05/01/2040(h)	1,069	1,111
			4.50%, 06/01/2040(h)	1,434	1,488

See accompanying notes

107

     Schedule of Investments Bond & Mortgage Securities Account June 30, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
4.50%, 08/01/2040(h)	$ 700	$ 726	8.00%, 12/15/2030	$ 16	$ 20
4.50%, 08/01/2040(h)	624	649			$ 25,021
4.50%, 09/01/2040(h)	3,321	3,452	U.S. Treasury - 7.05%
4.50%, 01/01/2041(h)	1,835	1,907	1.88%, 08/31/2017(j)	5,200	5,096
4.50%, 01/01/2041(h)	776	806	2.63%, 01/31/2018	1,700	1,730
4.50%, 02/01/2041(h)	1,181	1,227	3.13%, 05/15/2019(k)	1,150	1,187
4.50%, 07/01/2041(h),(i)	1,465	1,516	3.38%, 11/15/2019(j)	2,000	2,085
5.00%, 07/01/2035(h)	156	166	4.13%, 05/15/2015	35	39
5.00%, 12/01/2039(h)	1,033	1,100	4.38%, 05/15/2040	1,900	1,899
5.00%, 12/01/2039(h)	162	173	4.50%, 02/15/2036	2,000	2,067
5.00%, 02/01/2040(h)	663	706	6.00%, 02/15/2026	5,925	7,375
5.00%, 02/01/2040(h)	723	770	8.13%, 08/15/2019	1,600	2,239
5.00%, 07/01/2041(h),(i)	4,060	4,314			$ 23,717
5.50%, 06/01/2019(h)	98	107	TOTAL U.S. GOVERNMENT &
5.50%, 07/01/2019(h)	95	103	GOVERNMENT AGENCY OBLIGATIONS		$ 147,461
5.50%, 07/01/2019(h)	39	43
5.50%, 08/01/2019(h)	110	120		Maturity
5.50%, 08/01/2019(h)	25	27		Amount
5.50%, 10/01/2019(h)	245	267	REPURCHASE AGREEMENTS - 3.28%	(000's)	Value (000's)
5.50%, 10/01/2019(h)	126	137	Banks - 3.28%
5.50%, 03/01/2020(h)	3,477	3,774	Investment in Joint Trading Account; Credit Suisse $	3,445	$ 3,445
5.50%, 12/01/2022(h)	174	191	Repurchase Agreement; 0.01% dated
5.50%, 07/01/2033(h)	1,873	2,039	06/30/11 maturing 07/01/11 (collateralized by
5.50%, 04/01/2035(h)	367	399	US Treasury Strips; $3,514,118; 0.00%; dated
5.50%, 08/01/2036(h)	2,584	2,809	02/15/15 - 08/15/37)
5.50%, 02/01/2037(h)	73	79	Investment in Joint Trading Account; Deutsche	1,043	1,043
5.50%, 04/01/2038(h)	2,195	2,388	Bank Repurchase Agreement; 0.01% dated
5.50%, 01/01/2040(h)	336	363	06/30/11 maturing 07/01/11 (collateralized by
5.50%, 05/01/2040(h)	241	261	Sovereign Agency Issues; $1,063,484; 3.50%
5.50%, 05/01/2040(h)	216	235	- 3.75%; dated 06/28/13 - 08/17/20)
5.50%, 07/01/2040(h)	3,394	3,674	Investment in Joint Trading Account; JP Morgan	1,813	1,813
5.50%, 07/01/2040(h)	359	389	Repurchase Agreement; 0.01% dated
5.68%, 02/01/2036(d),(h)	155	168	06/30/11 maturing 07/01/11 (collateralized by
6.00%, 05/01/2031(h)	18	20	Sovereign Agency Issues; $1,849,536; 0.00%
6.00%, 07/01/2035(h)	842	929	- 9.80%; dated 01/09/12 - 03/12/21)
6.00%, 05/01/2036(h)	120	133	Investment in Joint Trading Account; Merrill	2,992	2,992
6.00%, 02/01/2037(h)	3,393	3,740	Lynch Repurchase Agreement; 0.01% dated
6.00%, 01/01/2038(h)	2,023	2,230	06/30/11 maturing 07/01/11 (collateralized by
6.00%, 02/01/2038(h)	589	651	Sovereign Agency Issues; $3,051,735; 0.00%
6.00%, 07/01/2041(h),(i)	1,810	1,988	- 8.10%; dated 07/11/11 - 11/18/30)
6.50%, 08/01/2031(h)	73	83	Investment in Joint Trading Account; Morgan	1,723	1,723
6.50%, 03/01/2032(h)	36	41	Stanley Repurchase Agreement; 0.01% dated
6.50%, 07/01/2037(h)	168	191	06/30/11 maturing 07/01/11 (collateralized by
6.50%, 07/01/2037(h)	253	288	Sovereign Agency Issues; $1,757,059; 0.75%
6.50%, 02/01/2038(h)	168	191	- 4.75%; dated 04/20/12 - 10/28/15)
6.50%, 03/01/2038(h)	115	130			$ 11,016
6.50%, 09/01/2038(h)	1,872	2,124	TOTAL REPURCHASE AGREEMENTS		$ 11,016
7.00%, 02/01/2032(h)	48	56	Total Investments		$ 367,922
			Liabilities in Excess of Other Assets, Net - (9.42)%		$ (31,674)
		$ 81,277	TOTAL NET ASSETS - 100.00%		$ 336,248
Government National Mortgage Association (GNMA) - 7.44%
4.00%, 07/01/2041(i)	2,000	2,037
4.50%, 08/15/2040	3,419	3,617	(a) Non-Income Producing Security
4.50%, 07/01/2041(i)	9,000	9,498	(b) Security is Illiquid
5.00%, 02/15/2034	1,361	1,484	(c)		Market value is determined in accordance with procedures established in
5.00%, 08/20/2040	3,561	3,870	good faith by the Board of Directors. At the end of the period, the value of
5.00%, 07/01/2041(i)	680	737	these securities totaled $1,099 or 0.33% of net assets.
5.50%, 12/20/2033	658	730	(d)	Variable Rate. Rate shown is in effect at June 30, 2011.
5.50%, 05/20/2035	85	94	(e)		Security exempt from registration under Rule 144A of the Securities Act of
6.00%, 01/20/2029	102	114	1933. These securities may be resold in transactions exempt from
6.00%, 07/20/2029	18	20	registration, normally to qualified institutional buyers. Unless otherwise
6.00%, 12/15/2033	95	106	indicated, these securities are not considered illiquid. At the end of the
6.00%, 12/20/2036	530	587	period, the value of these securities totaled $50,372 or 14.98% of net
6.00%, 07/01/2041(i)	890	991	assets.
6.50%, 03/20/2028	16	18	(f) Security purchased on a when-issued basis.
6.50%, 05/20/2029	13	15	(g)		This Senior Floating Rate Note will settle after June 30, 2011, at which
6.50%, 12/15/2032	896	1,022	time the interest rate will be determined.
7.00%, 03/15/2031	29	34	(h)		This entity was put into conservatorship by the US Government in 2008.
7.50%, 05/15/2029	23	27	See Notes to Financial Statements for additional information.

See accompanying notes

108

Schedule of Investments Bond & Mortgage Securities Account June 30, 2011 (unaudited)

(i)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(j)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $749 or 0.22% of net assets.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $98 or 0.03% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 7,974
Unrealized Depreciation		(9,419)
Net Unrealized Appreciation (Depreciation)		$ (1,445)
Cost for federal income tax purposes		$ 369,367
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Mortgage Securities		50 .48%
Financial		19 .74%
Government		7 .11%
Communications		6 .38%
Energy		5 .54%
Asset Backed Securities		4 .92%
Consumer, Non-cyclical		3 .46%
Consumer, Cyclical		3 .30%
Utilities		2 .68%
Industrial		2 .43%
Basic Materials		2 .00%
Technology		1 .35%
Diversified		0 .03%
Liabilities in Excess of Other Assets, Net		(9.42)%
TOTAL NET ASSETS		100.00%

Credit Default Swaps

Unrealized/
			Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty (Issuer)	Reference Entity		Protection	Fixed Rate	Date	Amount	(Depreciation)
Barclays Bank PLC	CDX.NA.HY.15		Buy	(5.00)%	12/20/2015	$ 1,570 $	1
Barclays Bank PLC	CDX.NA.HY.15		Buy	(5.00)%	12/20/2015	4,000	2
Morgan Stanley Capital Services Inc	CDX.NA.HY.15		Buy	(5.00)%	12/20/2015	2,430	(107)
Morgan Stanley Capital Services Inc	CDX.NA.HY.15		Buy	(5.00)%	12/20/2015	3,500	(4)

All dollar amounts are shown in thousands (000's)

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value		Appreciation/(Depreciation)
US 10 Year Note; September 2011	Short	11	$ 1,359	$ 1,346 $			13
$ 13

All dollar amounts are shown in thousands (000's)

See accompanying notes

109

		Schedule of Investments
		Diversified Balanced Account
		June 30, 2011 (unaudited)

INVESTMENT COMPANIES - 100.15%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 64.77%
Bond Market Index Fund (a)	11,359,216 $	120,748
International Equity Index Fund (a)	1,589,956	17,505
MidCap S&P 400 Index Fund (a)	644,728	9,813
SmallCap S&P 600 Index Fund (a)	578,827	9,823
	$ 157,889
Principal Variable Contracts Funds, Inc. Class 1 - 35.38%
LargeCap S&P 500 Index Account (a)	9,153,931	86,230

TOTAL INVESTMENT COMPANIES	$ 244,119
Total Investments	$ 244,119
Liabilities in Excess of Other Assets, Net - (0.15)%	$ (371)
TOTAL NET ASSETS - 100.00%	$ 243,748

(a) Affiliated Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 16,196
Unrealized Depreciation	(381)
Net Unrealized Appreciation (Depreciation)	$ 15,815
Cost for federal income tax purposes	$ 228,304
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	49 .54%
Domestic Equity Funds	43 .43%
International Equity Funds	7 .18%
Liabilities in Excess of Other Assets, Net	(0.15)%
TOTAL NET ASSETS	100.00%

See accompanying notes

110

Schedule of Investments
Diversified Balanced Account
June 30, 2011 (unaudited)

	December 31,	December 31,
Affiliated Securities	2010	2010		Purchases	Purchases	Sales	Sales	June 30, 2011 June 30, 2011
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	8,199,165	$ 85,619		3,596,654 $	37,675	436,603	$ 4,619	11,359,216 $	118,674
International Equity Index Fund	1,112,112	10,675		557,985	6,069	80,141	889	1,589,956	15,862
LargeCap S&P 500 Index Account	6,652,627	53,596		2,808,284	26,293	306,980	2,842	9,153,931	77,048
MidCap S&P 400 Index Fund	480,331	5,922		200,565	3,017	36,168	545	644,728	8,395
SmallCap S&P 600 Index Fund	424,400	5,759		181,826	3,022	27,399	464	578,827	8,319

		$ 161,571		$ 76,076			$ 9,359	$ 228,298

					Realized Gain/Loss		Realized Gain/Loss from
		Income			on Investments		Other Investment Companies
Bond Market Index Fund	$ —			$ (1)			$ —
International Equity Index Fund			—			7			—
LargeCap S&P 500 Index Account			38			1			—
MidCap S&P 400 Index Fund			—			1			—
SmallCap S&P 600 Index Fund			—			2			—
	$ 38			$ 10			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

111

		Schedule of Investments
		Diversified Growth Account
		June 30, 2011 (unaudited)

INVESTMENT COMPANIES - 99.90%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 54.68%
Bond Market Index Fund (a)	18,503,172 $	196,688
International Equity Index Fund (a)	5,285,707	58,196
MidCap S&P 400 Index Fund (a)	1,875,407	28,544
SmallCap S&P 600 Index Fund (a)	1,683,698	28,572
	$ 312,000
Principal Variable Contracts Funds, Inc. Class 1 - 45.22%
LargeCap S&P 500 Index Account (a)	27,388,120	257,996

TOTAL INVESTMENT COMPANIES	$ 569,996
Total Investments	$ 569,996
Other Assets in Excess of Liabilities, Net - 0.10%	$ 593
TOTAL NET ASSETS - 100.00%	$ 570,589

(a) Affiliated Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 39,036
Unrealized Depreciation	(912)
Net Unrealized Appreciation (Depreciation)	$ 38,124
Cost for federal income tax purposes	$ 531,872
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	55 .23%
Fixed Income Funds	34 .47%
International Equity Funds	10 .20%
Other Assets in Excess of Liabilities, Net	0 .10%
TOTAL NET ASSETS	100.00%

See accompanying notes

112

Schedule of Investments
Diversified Growth Account
June 30, 2011 (unaudited)

	December 31,	December 31,
Affiliated Securities	2010	2010		Purchases	Purchases	Sales	Sales	June 30, 2011 June 30, 2011
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	10,992,633	$ 114,938		8,232,375 $	86,177	721,836	$ 7,677	18,503,172 $	193,436
International Equity Index Fund	3,043,122	29,397		2,430,771	26,358	188,186	2,110	5,285,707	53,654
LargeCap S&P 500 Index Account	16,382,250	132,428		11,467,324	106,889	461,454	4,281	27,388,120	235,036
MidCap S&P 400 Index Fund	1,149,942	14,138		797,522	11,903	72,057	1,097	1,875,407	24,949
SmallCap S&P 600 Index Fund	1,016,058	13,802		727,571	12,006	59,931	1,021	1,683,698	24,796

		$ 304,703		$ 243,333			$ 16,186	$ 531,871

					Realized Gain/Loss		Realized Gain/Loss from
		Income			on Investments		Other Investment Companies
Bond Market Index Fund	$ —			$ (2)			$ —
International Equity Index Fund			—			9			—
LargeCap S&P 500 Index Account			113			—			—
MidCap S&P 400 Index Fund			—			5			—
SmallCap S&P 600 Index Fund			—			9			—
	$ 113			$ 21			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

113

Schedule of Investments
Diversified International Account
June 30, 2011 (unaudited)

COMMON STOCKS - 97.98%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 0.85%			Banks (continued)
Meggitt PLC	29,407 $	180	Malayan Banking Bhd	445,800 $	1,322
MTU Aero Engines Holding AG	23,283	1,860	Mitsubishi UFJ Financial Group Inc	767,200	3,739
Saab AB	7,039	161	National Australia Bank Ltd	118,046	3,264
Safran SA	55,093	2,351	National Bank of Canada	30,900	2,506
	$ 4,552		Sberbank of Russia	509,933	1,881
Agriculture - 1.98%			Societe Generale SA	35,019	2,074
British American Tobacco PLC	121,847	5,343	Standard Chartered PLC	128,473	3,375
Bunge Ltd	10,567	729	Sumitomo Mitsui Financial Group Inc	99,800	3,077
Imperial Tobacco Group PLC	93,333	3,107	Svenska Handelsbanken AB	66,362	2,046
ITC Ltd	173,044	787	Swedbank AB	155,055	2,607
Souza Cruz SA	48,360	611	Toronto-Dominion Bank/The	47,600	4,036
	$ 10,577		UBS AG (a)	43,120	787
Airlines - 0.08%			Westpac Banking Corp	51,985	1,247
Air China Ltd	410,000	427	Yes Bank Ltd	15,648	109
				$ 66,790
Apparel - 0.71%			Beverages - 1.17%
Burberry Group PLC	127,189	2,958	Anheuser-Busch InBev NV	51,837	3,009
Far Eastern New Century Corp	419,140	655	Cia de Bebidas das Americas ADR	57,855	1,951
Hugo Boss AG	1,674	170	Dydo Drinco Inc	3,900	145
	$ 3,783		Fomento Economico Mexicano SAB de CV ADR	16,951	1,127
Automobile Manufacturers - 4.75%				$ 6,232
Bayerische Motoren Werke AG	26,657	2,662	Biotechnology - 0.03%
Daihatsu Motor Co Ltd	75,000	1,276	Morphosys AG (a)	5,393	159
Daimler AG	57,585	4,343
Great Wall Motor Co Ltd	253,500	420	Building Materials - 0.22%
Honda Motor Co Ltd	77,700	2,993	Central Glass Co Ltd	32,000	154
Hyundai Motor Co	8,278	1,845	China National Building Material Co Ltd	313,548	619
Kia Motors Corp	23,456	1,596	Forbo Holding AG (a)	317	241
Mahindra & Mahindra Ltd	52,462	826	Sumitomo Osaka Cement Co Ltd	51,000	143
Nissan Motor Co Ltd	262,300	2,757		$ 1,157
Tata Motors Ltd	19,124	427	Chemicals - 5.43%
Volkswagen AG - Pref Shares	16,611	3,435	Agrium Inc	15,000	1,317
Volvo AB - B Shares	156,881	2,746	Arkema SA	15,298	1,573
	$ 25,326		Asahi Kasei Corp	223,000	1,503
Automobile Parts & Equipment - 1.77%			BASF SE	67,261	6,593
Cie Generale des Etablissements Michelin	19,419	1,902	China Petrochemical Development Corp (a)	235,000	270
Faurecia	27,631	1,185	Croda International PLC	8,385	254
Georg Fischer AG (a)	308	169	Formosa Chemicals & Fibre Corp	387,000	1,444
JTEKT Corp	72,600	1,070	Formosa Plastics Corp	137,000	495
Nissin Kogyo Co Ltd	6,800	123	Incitec Pivot Ltd	298,332	1,242
Pirelli & C SpA	183,865	1,988	Johnson Matthey PLC	40,311	1,273
Plastic Omnium SA	4,209	137	Kolon Industries Inc	2,825	274
Unipres Corp	1,800	47	Koninklijke DSM NV	24,612	1,597
Valeo SA	41,382	2,831	KP Chemical Corp	13,000	301
	$ 9,452		Lanxess AG	19,892	1,632
Banks - 12.52%			LG Chem Ltd	2,363	1,086
Aareal Bank AG (a)	4,116	141	Linde AG	10,729	1,882
Australia & New Zealand Banking Group Ltd	151,349	3,588	Lintec Corp	4,810	136
Banco Bradesco SA	41,799	846	Nippon Shokubai Co Ltd	15,912	194
Banco do Brasil SA	67,145	1,197	Potash Corp of Saskatchewan Inc	64,500	3,684
Bangkok Bank PCL	248,000	1,283	Yara International ASA	36,766	2,066
Bank Mandiri Tbk PT	598,278	504	Zeon Corp	18,000	168
Bank of China Ltd	2,762,500	1,352		$ 28,984
Bank Rakyat Indonesia Persero Tbk PT	844,000	642	Coal - 0.23%
BNP Paribas	51,196	3,948	China Shenhua Energy Co Ltd	55,000	263
Canadian Imperial Bank of Commerce/Canada	31,800	2,511	Coal India Ltd	50,960	448
Canadian Western Bank	6,100	195	Indo Tambangraya Megah PT	53,500	280
China Construction Bank Corp	1,492,535	1,242	New World Resources NV (b)	14,100	219
Credicorp Ltd	1,615	139		$ 1,210
DBS Group Holdings Ltd	220,000	2,632	Commercial Services - 0.38%
DnB NOR ASA	202,630	2,823	Aggreko PLC	34,302	1,063
Grupo Financiero Banorte SAB de CV	172,040	781	Altran Technologies SA (a)	19,149	155
Grupo Financiero Galicia SA ADR	30,629	415	Ashtead Group PLC	48,630	133
Gunma Bank Ltd/The	31,000	164	Cape PLC	15,560	137
Home Capital Group Inc	3,000	161	Cielo SA	16,100	399
HSBC Holdings PLC	572,386	5,675	Emeco Holdings Ltd	114,354	139
ICICI Bank Ltd ADR	23,585	1,163		$ 2,026
Industrial and Commercial Bank of China Ltd	1,976,555	1,507	Computers - 0.64%
Industrial Bank of Korea	36,880	647	Asustek Computer Inc	59,000	587
Itau Unibanco Holding SA	44,815	1,039	Foxconn Technology Co Ltd	95,000	395
Laurentian Bank of Canada	2,700	125

See accompanying notes

114

Schedule of Investments
Diversified International Account
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Computers (continued)			Electronics (continued)
Infosys Ltd ADR	6,515 $	425	Yageo Corp (a)	130,000 $	59
Lenovo Group Ltd	1,314,000	756		$ 11,276
Tata Consultancy Services Ltd	46,555	1,237	Energy - Alternate Sources - 0.06%
	$ 3,400		GCL-Poly Energy Holdings Ltd	597,000	311
Consumer Products - 0.31%
Henkel AG & Co KGaA - Pref Shares	21,263	1,478	Engineering & Construction - 1.09%
Societe BIC SA	2,118	205	Bilfinger Berger SE	10,379	1,028
	$ 1,683		China Communications Construction Co Ltd	454,000	392
Distribution & Wholesale - 1.15%			Daelim Industrial Co Ltd	7,842	949
DCC PLC	6,503	185	Monadelphous Group Ltd	7,087	140
D'ieteren SA/NV	2,492	170	Nippo Corp	19,000	154
Inchcape PLC	22,680	152	NRW Holdings Ltd	39,676	119
Mitsubishi Corp	120,011	2,998	SembCorp Industries Ltd	298,000	1,213
Ship Healthcare Holdings Inc	6,800	126	Taihei Dengyo Kaisha Ltd	16,000	121
Sumitomo Corp	182,569	2,484	Vinci SA	26,180	1,680
	$ 6,115			$ 5,796
Diversified Financial Services - 1.88%			Entertainment - 0.03%
African Bank Investments Ltd	60,626	309	William Hill PLC	47,151	173
Azimut Holding SpA	10,649	99
Challenger Ltd/AU	24,326	128	Environmental Control - 0.02%
Close Brothers Group PLC	13,548	168	Derichebourg SA (a)	15,184	118
Fubon Financial Holding Co Ltd	339,000	522
GAM Holding AG (a)	7,539	124	Food - 4.68%
Hana Financial Group Inc	14,500	509	Aryzta AG	3,944	212
IG Group Holdings PLC	17,972	126	BRF - Brasil Foods SA	55,100	932
IGM Financial Inc	22,034	1,155	Cermaq ASA	37,687	603
Intermediate Capital Group PLC	172,046	891	Charoen Pokphand Foods PCL (b)	697,200	671
International Personal Finance PLC	23,310	138	China Minzhong Food Corp Ltd (a)	88,000	108
KB Financial Group Inc	17,321	823	Cia Brasileira de Distribuicao Grupo Pao de Acucar	9,399	441
Mega Financial Holding Co Ltd	1,520,000	1,332	ADR
ORIX Corp	30,850	3,001	Danone	33,582	2,507
Provident Financial PLC	15,954	247	Jeronimo Martins SGPS SA	111,583	2,143
Woori Finance Holdings Co Ltd	34,500	453	Kerry Group PLC	33,549	1,382
	$ 10,025		Kesko OYJ	22,747	1,058
Electric - 1.62%			Metro AG	29,209	1,769
Atco Ltd/Canada	2,900	188	Nestle SA	126,638	7,880
Capital Power Corp	4,445	115	Nutreco NV	21,179	1,557
China Resources Power Holdings Co Ltd	274,000	536	Suedzucker AG	50,430	1,796
Cia Paranaense de Energia	17,200	460	Viscofan SA	5,445	217
CLP Holdings Ltd	217,500	1,929	WM Morrison Supermarkets PLC	356,726	1,706
Enel SpA	439,040	2,869		$ 24,982
Enersis SA ADR	14,935	345	Forest Products & Paper - 0.34%
Federal Hydrogenerating Co JSC ADR	271	1	Billerud AB	12,947	136
International Power PLC	203,639	1,052	Hokuetsu Kishu Paper Co Ltd	19,500	119
PGE SA	37,059	324	Sumitomo Forestry Co Ltd	15,300	140
Reliance Infrastructure Ltd (a)	20,672	248	Svenska Cellulosa AB	100,529	1,418
Tenaga Nasional BHD	264,400	594		$ 1,813
	$ 8,661		Gas - 0.44%
Electrical Components & Equipment - 2.01%			Centrica PLC	408,870	2,123
Hitachi Ltd	724,261	4,299	Keyera Corp	5,313	241
LG Electronics Inc	4,734	369		$ 2,364
Mitsubishi Electric Corp	257,000	2,985	Hand & Machine Tools - 0.20%
Schneider Electric SA	15,396	2,571	Finning International Inc	36,900	1,094
Simplo Technology Co Ltd	64,000	517
	$ 10,741		Healthcare - Products - 0.83%
Electronics - 2.11%			Coloplast A/S	13,456	2,046
Alps Electric Co Ltd	13,900	142	DiaSorin SpA	4,372	210
Anritsu Corp	100,000	875	Draegerwerk AG & Co KGaA	1,483	166
Electrocomponents PLC	45,520	199	Elekta AB	39,454	1,872
Hamamatsu Photonics KK	24,800	1,072	Paramount Bed Co Ltd	4,700	130
Hon Hai Precision Industry Co Ltd	147,846	509		$ 4,424
Keyence Corp	6,900	1,959	Healthcare - Services - 0.04%
Kyocera Corp	20,800	2,118	Ramsay Health Care Ltd	11,457	224
Murata Manufacturing Co Ltd	24,100	1,611
Renishaw PLC	6,229	175	Holding Companies - Diversified - 0.88%
Rexel SA	5,437	135	GS Holdings	6,092	448
Spectris PLC	5,510	141	Imperial Holdings Ltd	58,569	1,051
Toshiba Corp	378,000	1,993	KOC Holding AS	162,885	700
Toyo Corp/Chuo-ku	12,700	138	Swire Pacific Ltd	168,998	2,488
Ulvac Inc	6,100	150		$ 4,687

See accompanying notes

115

Schedule of Investments
Diversified International Account
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Home Builders - 0.05%			Mining - 6.15%
Barratt Developments PLC (a)	70,481 $	129	Alacer Gold Corp (a)	8,712 $	73
Persimmon PLC	20,187	157	Anglo American PLC	77,588	3,848
	$ 286		Antofagasta PLC	13,833	310
Home Furnishings - 0.05%			Barrick Gold Corp	55,300	2,511
De'Longhi SpA	8,907	104	BHP Billiton Ltd	135,669	6,412
SEB SA	1,827	191	Centerra Gold Inc	59,200	982
	$ 295		Cia de Minas Buenaventura SA ADR	14,812	563
Insurance - 3.42%			Grupo Mexico SAB de CV	126,600	418
Allianz SE	20,350	2,838	Hindalco Industries Ltd	148,207	601
Amlin PLC	26,091	170	IAMGOLD Corp	79,725	1,499
China Life Insurance Co Ltd	71,000	245	Iluka Resources Ltd	12,794	231
Helvetia Holding AG	496	213	KGHM Polska Miedz SA	21,296	1,529
Lancashire Holdings Ltd	21,059	221	Korea Zinc Co Ltd	1,871	721
Legal & General Group PLC	1,267,628	2,401	Medusa Mining Ltd	21,548	152
PICC Property & Casualty Co Ltd (a)	234,000	400	MMC Norilsk Nickel OJSC ADR	13,676	357
Ping An Insurance Group Co	140,500	1,457	Orica Ltd	52,279	1,516
Prudential PLC	281,043	3,245	Pan Australian Resources Ltd (a)	38,126	155
Sampo OYJ	99,246	3,204	Rio Tinto Ltd	69,592	6,229
Sanlam Ltd	218,878	893	SEMAFO Inc (a)	16,311	125
Zurich Financial Services (a)	11,739	2,970	Umicore SA	24,249	1,323
	$ 18,257		Vale SA - Pref Shares	113,648	3,246
Internet - 0.18%				$ 32,801
Atea ASA	13,336	140	Miscellaneous Manufacturing - 1.87%
Gree Inc	37,000	809	Aalberts Industries NV	6,476	152
	$ 949		Amano Corp	12,700	117
Investment Companies - 0.59%			IMI PLC	102,800	1,738
ABG Sundal Collier Holding ASA	78,669	86	Largan Precision Co Ltd	9,515	306
Investor AB	89,230	2,046	Melrose PLC	33,652	196
			Neo Material Technologies Inc (a)	20,000	192
Resolution Ltd	218,114	1,028	Peace Mark Holdings Ltd (a),(b),(c)	300,000	—
	$ 3,160
Iron & Steel - 0.37%			Senior PLC	49,054	143
Ferrexpo PLC	18,337	138	Siemens AG	44,282	6,085
Kumba Iron Ore Ltd	9,090	652	Wartsila OYJ	31,176	1,054
Labrador Iron Ore Royalty Corp	3,600	145		$ 9,983
Mount Gibson Iron Ltd (a)	61,873	123	Office & Business Equipment - 0.71%
POSCO ADR	5,183	563	Canon Inc	79,700	3,791
Severstal OAO	18,098	334
	$ 1,955		Oil & Gas - 9.16%
Leisure Products & Services - 0.45%			AOC Holdings Inc	16,400	118
			Aurora Oil and Gas Ltd (a)	51,581	195
Sega Sammy Holdings Inc	124,500	2,407	Baytex Energy Corp	4,400	240
Lodging - 0.48%			BG Group PLC	230,887	5,243
			BowLeven PLC (a)	21,282	115
Genting Bhd	208,500	777
SJM Holdings Ltd	756,000	1,798	BP PLC	152,115	1,120
	$ 2,575		Canadian Natural Resources Ltd	56,100	2,352
			China Petroleum & Chemical Corp	376,000	382
Machinery - Construction & Mining - 0.43%			CNOOC Ltd	372,000	876
Atlas Copco AB - A Shares	76,053	2,003	EnQuest PLC (a)	1	—
Danieli & C Officine Meccaniche SpA	4,258	118	Gazprom OAO ADR	199,933	2,909
Wajax Corp	4,351	164	Lukoil OAO ADR	26,117	1,665
	$ 2,285		Lundin Petroleum AB (a)	12,437	169
Machinery - Diversified - 1.36%			MOL Hungarian Oil and Gas PLC (a)	3,910	448
Daifuku Co Ltd	20,500	133	Oil & Natural Gas Corp Ltd	27,704	170
Duerr AG	3,156	128	Pacific Rubiales Energy Corp	69,300	1,857
IHI Corp	552,000	1,426	PetroChina Co Ltd	1,189,199	1,747
Metso OYJ	33,546	1,907	Petroleo Brasileiro SA ADR	81,893	2,773
Mitsubishi Heavy Industries Ltd	344,000	1,618	Petrominerales Ltd	4,679	137
Weir Group PLC/The	60,664	2,071	Polski Koncern Naftowy Orlen S.A. (a)	40,435	763
	$ 7,283		Repsol YPF SA	97,273	3,374
Media - 0.82%			Royal Dutch Shell PLC - A Shares	45,960	1,635
Cogeco Cable Inc	2,976	140	Royal Dutch Shell PLC - B Shares	194,102	6,927
Grupo Televisa SA ADR	41,447	1,019	Sasol Ltd	25,208	1,330
ITV PLC (a)	1,399,428	1,607	Seadrill Ltd	73,996	2,602
SKY Perfect JSAT Holdings Inc	295	122	SK Holdings Co Ltd	4,911	856
WPP PLC	117,102	1,467	Statoil ASA	84,006	2,127
	$ 4,355		Thai Oil PCL (b)	128,584	313
Metal Fabrication & Hardware - 0.17%			Total SA	109,977	6,358
Catcher Technology Co Ltd	101,000	639	Twin Butte Energy Ltd (a)	31,537	79
Hoganas AB	4,243	170		$ 48,880
JFE Shoji Holdings Inc	18,000	88	Oil & Gas Services - 0.74%
	$ 897		Calfrac Well Services Ltd	4,600	151

See accompanying notes

116

Schedule of Investments
Diversified International Account
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas Services (continued)			Shipbuilding - 0.17%
Canyon Services Group Inc	14,100 $	195	Hyundai Heavy Industries Co Ltd	2,123 $	886
Lamprell PLC	17,005	103
Petrofac Ltd	1	—	Software - 0.81%
Saipem SpA	34,235	1,768	Aero Inventory PLC (a),(b),(c)	19,271	—
Technip SA	15,933	1,708	Capcom Co Ltd	36,600	844
	$ 3,925		Konami Corp	38,300	907
Pharmaceuticals - 5.05%			SAP AG	42,779	2,594
AstraZeneca PLC	61,256	3,062		$ 4,345
GlaxoSmithKline PLC	44,242	948	Storage & Warehousing - 0.05%
KYORIN Holdings Inc	9,000	179	Mitsui-Soko Co Ltd	32,000	126
Novartis AG	90,951	5,574	Sumitomo Warehouse Co Ltd/The	31,000	140
Novo Nordisk A/S	36,523	4,576		$ 266
Roche Holding AG	31,162	5,217	Telecommunications - 7.78%
Shire PLC	107,326	3,356	Advanced Info Service PCL (b)	156,700	532
Takeda Pharmaceutical Co Ltd	59,700	2,759	Alcatel-Lucent/France (a)	369,180	2,130
Teva Pharmaceutical Industries Ltd ADR	26,859	1,295	America Movil SAB de CV ADR	28,484	1,535
	$ 26,966		Axiata Group Bhd	533,600	887
Real Estate - 1.60%			BT Group PLC	1,014,173	3,288
Brookfield Asset Management Inc	103,458	3,442	China Mobile Ltd	199,285	1,855
Daito Trust Construction Co Ltd	25,700	2,182	China Telecom Corp Ltd	1,062,000	693
FKP Property Group	132,773	100	Chunghwa Telecom Co Ltd	276,000	950
Gazit-Globe Ltd	13,306	160	HTC Corp	8,000	270
Great Eagle Holdings Ltd	59,000	197	Hutchison Telecommunications Hong Kong	460,667	143
IMMOFINANZ AG (a)	212,418	906	Holdings Ltd
Mitsui Fudosan Co Ltd	74,000	1,274	Manitoba Telecom Services Inc	34,700	1,175
Singapore Land Ltd	22,000	127	MTN Group Ltd	24,717	527
Wihlborgs Fastigheter AB	9,116	132	Nippon Telegraph & Telephone Corp	58,500	2,822
	$ 8,520		NTT DoCoMo Inc	2,266	4,047
REITS - 0.87%			QSC AG (a)	27,077	118
BLife Investment Corp	14	95	Sistema JSFC	28,684	738
CapitaMall Trust	281,000	428	Softbank Corp	64,500	2,443
Dundee Real Estate Investment Trust	4,700	158	Taiwan Mobile Co Ltd	280,000	759
ICADE	7,914	975	TDC A/S	135,800	1,240
Investa Office Fund	215,558	150	Tele2 AB	66,667	1,316
Kenedix Realty Investment Corp	40	154	Telefonaktiebolaget LM Ericsson	152,254	2,192
Mirvac Group	1,000,427	1,346	Telenet Group Holding NV (a)	25,411	1,210
RioCan Real Estate Investment Trust	48,900	1,315	Telenor ASA	128,385	2,101
	$ 4,621		Tim Participacoes SA ADR	12,434	612
Retail - 2.75%			Vodacom Group Ltd	81,058	1,008
Amplifon SpA	28,007	174	Vodafone Group PLC	2,618,328	6,943
Arcos Dorados Holdings Inc	23,619	498		$ 41,534
Cie Financiere Richemont SA	53,145	3,483	Textiles - 0.08%
Dollarama Inc	3,800	129	Cia Hering	17,800	405
Dufry Group (a)	1,089	137
GOME Electrical Appliances Holding Ltd	1,671,000	670	Toys, Games & Hobbies - 0.18%
Hyundai Department Store Co Ltd	2,286	372	Namco Bandai Holdings Inc	81,600	982
Jean Coutu Group PJC Inc/The	12,160	139
Kohnan Shoji Co Ltd	6,900	119	Transportation - 0.72%
K's Holdings Corp	4,240	183	Canadian National Railway Co	43,000	3,439
Lojas Renner SA	9,507	363	Construcciones y Auxiliar de Ferrocarriles SA	257	151
Shoppers Drug Mart Corp	48,600	2,001	Songa Offshore SE (a)	16,414	81
Swatch Group AG/The - BR	5,011	2,529	Stagecoach Group PLC	40,224	165
Tim Hortons Inc	31,300	1,528		$ 3,836
UNY Co Ltd	12,700	118	Water - 0.76%
WH Smith PLC	22,206	175	Pennon Group PLC	108,034	1,210
Woolworths Holdings Ltd/South Africa	214,822	946	Severn Trent PLC	50,075	1,183
Xebio Co Ltd	6,600	149	United Utilities Group PLC	175,844	1,691
Yamada Denki Co Ltd	11,850	966		$ 4,084
	$ 14,679		TOTAL COMMON STOCKS	$ 522,876
Semiconductors - 1.71%			PREFERRED STOCKS - 0.10%	Shares Held Value (000's)
Aixtron SE NA	3,756	128	Telecommunications - 0.10%
ARM Holdings PLC	226,630	2,131	Telecomunicacoes de Sao Paulo SA	19,065	556
ASM International NV	25,467	1,004
Hynix Semiconductor Inc	23,100	546	TOTAL PREFERRED STOCKS	$ 556
Powertech Technology Inc	120,000	404
Samsung Electronics Co Ltd	4,152	3,227
Taiwan Semiconductor Manufacturing Co Ltd	661,140	1,666
	$ 9,106

See accompanying notes

117

     Schedule of Investments Diversified International Account June 30, 2011 (unaudited)

Portfolio Summary (unaudited)

	Maturity		Country	Percent
	Amount		Japan	14 .13%
REPURCHASE AGREEMENTS - 1.30%	(000's)	Value (000's)	United Kingdom	13 .84%
			Canada	7 .74%
Banks - 1.30%			Germany	7 .67%
Investment in Joint Trading Account; Credit Suisse $	2,164	$ 2,163
Repurchase Agreement; 0.01% dated			France	6 .50%
			Switzerland	5 .56%
06/30/11 maturing 07/01/11 (collateralized by			Australia	4 .99%
US Treasury Strips; $2,206,965; 0.00%; dated
02/15/15 - 08/15/37)			Sweden	3 .55%
			Korea, Republic Of	3 .10%
Investment in Joint Trading Account; Deutsche	655	655	Brazil	2 .96%
Bank Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by			Netherlands	2 .46%
			China	2 .26%
Sovereign Agency Issues; $667,897; 3.50% -			Taiwan, Province Of China	2 .21%
3.75%; dated 06/28/13 - 08/17/20)
Investment in Joint Trading Account; JP Morgan	1,139	1,139	Hong Kong	1 .88%
			Norway	1 .87%
Repurchase Agreement; 0.01% dated			United States	1 .59%
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $1,161,561; 0.00%			Russian Federation	1 .48%
			Denmark	1 .47%
- 9.80%; dated 01/09/12 - 03/12/21)			Italy	1 .37%
Investment in Joint Trading Account; Merrill	1,879	1,879
Lynch Repurchase Agreement; 0.01% dated			Finland	1 .36%
			South Africa	1 .27%
06/30/11 maturing 07/01/11 (collateralized by			India	1 .22%
Sovereign Agency Issues; $1,916,575; 0.00%
- 8.10%; dated 07/11/11 - 11/18/30)			Ireland	1 .21%
			Belgium	1 .07%
Investment in Joint Trading Account; Morgan	1,082	1,082	Mexico	0 .92%
Stanley Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by			Singapore	0 .85%
			Spain	0 .70%
Sovereign Agency Issues; $1,103,483; 0.75%			Malaysia	0 .66%
- 4.75%; dated 04/20/12 - 10/28/15)			Thailand	0 .53%
		$ 6,918	Bermuda	0 .53%
TOTAL REPURCHASE AGREEMENTS		$ 6,918	Poland	0 .49%
Total Investments		$ 530,350	Portugal	0 .40%
Other Assets in Excess of Liabilities, Net - 0.62%		$ 3,313	Israel	0 .27%
TOTAL NET ASSETS - 100.00%		$ 533,663	Indonesia	0 .26%
			Guernsey	0 .19%
			Argentina	0 .17%
(a) Non-Income Producing Security			Austria	0 .17%
(b)	Market value is determined in accordance with procedures established in
good faith by the Board of Directors. At the end of the period, the value of			Peru	0 .14%
			Turkey	0 .13%
these securities totaled $1,735 or 0.33% of net assets.			Hungary	0 .08%
(c) Security is Illiquid			Chile	0 .06%
			Colombia	0 .03%
			United Arab Emirates	0 .02%
Unrealized Appreciation (Depreciation)			Cyprus	0 .02%
The net federal income tax unrealized appreciation (depreciation) and federal tax			Other Assets in Excess of Liabilities, Net	0 .62%
cost of investments held as of the period end were as follows:			TOTAL NET ASSETS	100.00%

Unrealized Appreciation		$ 88,986
Unrealized Depreciation		(8,732)
Net Unrealized Appreciation (Depreciation)		$ 80,254
Cost for federal income tax purposes		$ 450,096
All dollar amounts are shown in thousands (000's)

See accompanying notes

118

Schedule of Investments Equity Income Account June 30, 2011 (unaudited)

COMMON STOCKS - 98.11%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 1.99%			Healthcare - Products - 2.21%
Lockheed Martin Corp	76,510 $	6,195	Becton Dickinson and Co	17,081 $	1,472
Raytheon Co	153,685	7,661	Johnson & Johnson	105,677	7,030
	$ 13,856		Medtronic Inc	178,953	6,895
Apparel - 1.34%				$ 15,397
VF Corp	85,607	9,294	Insurance - 7.12%
			ACE Ltd	237,296	15,619
Automobile Manufacturers - 0.20%			Allianz SE ADR	244,790	3,432
PACCAR Inc	26,684	1,363	Allstate Corp/The	200,631	6,125
			Chubb Corp	120,348	7,535
Automobile Parts & Equipment - 0.33%			Fidelity National Financial Inc	383,805	6,041
Johnson Controls Inc	54,853	2,285	MetLife Inc	151,501	6,646
			Validus Holdings Ltd	134,533	4,164
Banks - 6.95%				$ 49,562
Australia & New Zealand Banking Group Ltd	78,226	1,854	Machinery - Diversified - 1.00%
ADR			Deere & Co	84,481	6,966
Banco Santander SA ADR	669,357	7,704
Bank of New York Mellon Corp/The	180,128	4,615	Media - 1.09%
Bank of Nova Scotia	130,199	7,834	Walt Disney Co/The	87,419	3,413
JP Morgan Chase & Co	168,733	6,908	Yellow Media Inc	1,663,132	4,158
M&T Bank Corp	76,241	6,705		$ 7,571
Northern Trust Corp	135,576	6,231	Mining - 0.79%
US Bancorp	256,285	6,538	BHP Billiton Ltd ADR	58,371	5,524
	$ 48,389
Beverages - 1.21%			Miscellaneous Manufacturing - 3.54%
Coca-Cola Co/The	40,002	2,692	3M Co	61,028	5,788
Dr Pepper Snapple Group Inc	112,603	4,721	Honeywell International Inc	78,906	4,702
Molson Coors Brewing Co	22,900	1,025	Parker Hannifin Corp	91,684	8,228
	$ 8,438		Siemens AG ADR	43,002	5,914
Chemicals - 1.25%				$ 24,632
Air Products & Chemicals Inc	34,147	3,264	Oil & Gas - 9.27%
EI du Pont de Nemours & Co	100,648	5,440	Chevron Corp	147,158	15,134
	$ 8,704		Encana Corp	257,878	7,940
Commercial Services - 0.57%			Exxon Mobil Corp	136,327	11,094
Automatic Data Processing Inc	75,274	3,965	Marathon Oil Corp	225,807	11,896
			Penn West Petroleum Ltd	302,388	6,979
Consumer Products - 1.22%			Total SA ADR	198,535	11,483
Kimberly-Clark Corp	127,903	8,513		$ 64,526
			Pharmaceuticals - 12.95%
Distribution & Wholesale - 1.99%			Abbott Laboratories	303,428	15,966
Genuine Parts Co	253,938	13,814	Bristol-Myers Squibb Co	461,472	13,364
			GlaxoSmithKline PLC ADR	245,416	10,528
Diversified Financial Services - 4.24%			Merck & Co Inc	401,716	14,177
AllianceBernstein Holding LP	400,007	7,776	Novartis AG ADR	152,310	9,308
BlackRock Inc	38,545	7,393	Pfizer Inc	648,095	13,351
Federated Investors Inc	261,819	6,242	Roche Holding AG ADR	205,020	8,603
NYSE Euronext	236,625	8,109	Teva Pharmaceutical Industries Ltd ADR	99,713	4,808
	$ 29,520			$ 90,105
Electric - 4.55%			Pipelines - 2.63%
NextEra Energy Inc	186,917	10,740	Enterprise Products Partners LP	222,309	9,606
Progress Energy Inc	222,913	10,702	Kinder Morgan Energy Partners LP	79,745	5,789
Wisconsin Energy Corp	41,723	1,308	Spectra Energy Corp	105,026	2,879
Xcel Energy Inc	366,892	8,916		$ 18,274
	$ 31,666		REITS - 5.54%
Electrical Components & Equipment - 1.21%			Annaly Capital Management Inc	771,354	13,915
Emerson Electric Co	149,390	8,403	Chimera Investment Corp	768,948	2,661
			Digital Realty Trust Inc	249,149	15,392
Entertainment - 0.40%			HCP Inc	87,300	3,203
OPAP SA ADR	350,030	2,765	Health Care REIT Inc	64,958	3,406
				$ 38,577
Food - 3.59%			Retail - 3.70%
General Mills Inc	88,252	3,285	Costco Wholesale Corp	39,763	3,230
Kellogg Co	56,742	3,139	McDonald's Corp	126,957	10,705
Kraft Foods Inc	318,327	11,215	Wal-Mart Stores Inc	222,067	11,801
Kroger Co/The	92,444	2,292		$ 25,736
Sysco Corp	162,631	5,071	Semiconductors - 4.78%
	$ 25,002		Applied Materials Inc	157,026	2,043
Gas - 1.42%			Intel Corp	645,253	14,299
Sempra Energy	186,822	9,879	Maxim Integrated Products Inc	85,044	2,173
			Microchip Technology Inc	224,873	8,525

See accompanying notes

119

Schedule of Investments Equity Income Account June 30, 2011 (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)
Semiconductors (continued)			Unrealized Appreciation (Depreciation)
Taiwan Semiconductor Manufacturing Co Ltd	492,140 $	6,206	The net federal income tax unrealized appreciation (depreciation) and federal tax
ADR			cost of investments held as of the period end were as follows:
		$ 33,246
Software - 1.53%			Unrealized Appreciation	$ 124,779
Microsoft Corp	409,128	10,637	Unrealized Depreciation	(18,374)
			Net Unrealized Appreciation (Depreciation)	$ 106,405
Telecommunications - 5.38%			Cost for federal income tax purposes	$ 586,805
AT&T Inc	258,874	8,131	All dollar amounts are shown in thousands (000's)
BCE Inc	204,299	8,027
CenturyLink Inc	83,840	3,390	Portfolio Summary (unaudited)
Verizon Communications Inc	297,775	11,086	Sector	Percent
Vodafone Group PLC ADR	254,434	6,799	Financial	25 .36%
		$ 37,433	Consumer, Non-cyclical	21 .75%
Toys, Games & Hobbies - 1.94%			Energy	11 .90%
Mattel Inc	492,020	13,526	Industrial	9 .92%
			Consumer, Cyclical	9 .90%
Transportation - 2.18%			Communications	6 .47%
Norfolk Southern Corp	95,011	7,119	Technology	6 .31%
Union Pacific Corp	76,895	8,028	Utilities	5 .97%
		$ 15,147	Basic Materials	2 .04%
TOTAL COMMON STOCKS		$ 682,715	Other Assets in Excess of Liabilities, Net	0 .38%
PREFERRED STOCKS - 0.68%		Shares Held Value (000's)	TOTAL NET ASSETS	100.00%
Banks - 0.24%
National City Capital Trust II	38,030	970
National City Capital Trust III	26,644	677
		$ 1,647
Diversified Financial Services - 0.09%
National City Capital Trust IV	24,733	635

REITS - 0.35%
Public Storage Inc 6.63%; Series M	78,215	2,014
Public Storage Inc 7.25%; Series K	17,073	431
		$ 2,445
TOTAL PREFERRED STOCKS		$ 4,727
	Maturity
	Amount
REPURCHASE AGREEMENTS - 0.83%	(000's)	Value (000's)
Banks - 0.83%
Investment in Joint Trading Account; Credit Suisse $	1,804	$ 1,804
Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
US Treasury Strips; $1,839,975; 0.00%; dated
02/15/15 - 08/15/37)
Investment in Joint Trading Account; Deutsche	546	546
Bank Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $556,834; 3.50% -
3.75%; dated 06/28/13 - 08/17/20)
Investment in Joint Trading Account; JP Morgan	949	949
Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $968,407; 0.00% -
9.80%; dated 01/09/12 - 03/12/21)
Investment in Joint Trading Account; Merrill	1,567	1,567
Lynch Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $1,597,873; 0.00%
- 8.10%; dated 07/11/11 - 11/18/30)
Investment in Joint Trading Account; Morgan	902	902
Stanley Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $919,987; 0.75% -
4.75%; dated 04/20/12 - 10/28/15)
		$ 5,768
TOTAL REPURCHASE AGREEMENTS		$ 5,768
Total Investments		$ 693,210
Other Assets in Excess of Liabilities, Net - 0.38%		$ 2,614
TOTAL NET ASSETS - 100.00%		$ 695,824

See accompanying notes

120

Schedule of Investments
Government & High Quality Bond Account
June 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 32.39%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Automobile Asset Backed Securities - 0.44%			Mortgage Backed Securities (continued)
Capital Auto Receivables Asset Trust			Jefferies & Co Inc (continued)
5.21%, 3/17/2014(a)	$ 2,058	$ 2,086	5.00%, 10/26/2036(b)	$ 5,000	$ 5,129
			JP Morgan Chase Commercial Mortgage Securities
Finance - Mortgage Loan/Banker - 1.46%			Corp
Fannie Mae			5.46%, 12/12/2043	2,455	2,442
6.63%, 11/15/2030	5,550	7,011	5.50%, 1/12/2043(a)	3,800	3,672
			5.79%, 9/12/2015	2,421	2,582
Home Equity Asset Backed Securities - 0.08%			JP Morgan Reremic
Asset Backed Securities Corp Home Equity			4.50%, 11/25/2035(b)	3,917	3,916
0.29%, 7/25/2036(a)	401	391	Wachovia Bank Commercial Mortgage Trust
			4.70%, 5/15/2044	1,500	1,603
Mortgage Backed Securities - 30.35%			4.81%, 4/15/2042	3,345	3,507
Banc of America Mortgage Securities Inc			5.12%, 7/15/2042	3,795	4,121
4.75%, 2/25/2035	591	590	5.49%, 12/15/2044(a)	3,971	4,097
Chase Mortgage Finance Corp			Wells Fargo Mortgage Backed Securities Trust
5.00%, 12/25/2018	747	781	5.50%, 5/25/2035	1,183	1,180
6.00%, 5/25/2035	1,514	1,485	6.00%, 4/25/2037	2,457	2,274
Citigroup Mortgage Loan Trust Inc			6.00%, 12/28/2037(a)	2,282	2,379
4.00%, 1/25/2036(b)	2,529	2,554			$ 145,453
4.00%, 3/25/2037(b)	2,484	2,520	Other Asset Backed Securities - 0.03%
4.00%, 4/25/2037(b)	1,833	1,863	Chase Funding Mortgage Loan Asset-Backed
4.25%, 1/25/2036(b)	4,638	4,659	Certificates
4.27%, 11/25/2035(a),(b)	4,117	4,055	0.65%, 12/25/2033(a)	134	124
5.25%, 8/25/2036(b)	3,482	3,572
5.27%, 4/25/2037(a),(b)	723	700	Regional Authority - 0.03%
6.00%, 11/25/2036(a),(b)	2,079	2,174	United States Department of Housing and Urban
Credit Suisse First Boston Mortgage Securities			Development
Corp			6.16%, 8/1/2011	140	140
5.75%, 4/25/2033	482	497
Credit Suisse Mortgage Capital Certificates			TOTAL BONDS		$ 155,205
4.00%, 3/26/2037(b)	3,776	3,835		Principal
4.96%, 8/27/2037(a),(b)	1,923	1,888	U.S. GOVERNMENT & GOVERNMENT	Amount
5.65%, 5/27/2036(a),(b)	2,650	2,580	AGENCY OBLIGATIONS - 67.52%	(000's)	Value (000's)
6.00%, 8/26/2037(b)	4,241	4,207
			Federal Home Loan Mortgage Corporation (FHLMC) - 19.96%
6.00%, 1/27/2047(b)	2,572	2,666	2.56%, 9/1/2032(a),(d)	$ 49	$ 49
Fannie Mae			4.00%, 6/1/2024(d)	1,493	1,558
0.49%, 10/25/2018(a)	261	260	4.00%, 3/1/2025(d)	2,013	2,100
3.50%, 2/25/2027	4,293	4,444	4.00%, 8/1/2039(d)	2,498	2,504
4.00%, 1/25/2028(a)	3,860	3,998	4.00%, 12/1/2040(d)	3,948	3,954
4.00%, 5/25/2028(a)	8,608	1,316	4.50%, 4/1/2018(d)	272	291
4.00%, 8/25/2037	1,169	1,223	4.50%, 6/1/2024(d)	1,236	1,311
4.50%, 10/25/2031	2,500	2,634	4.50%, 8/1/2033(d)	352	367
4.50%, 10/25/2036	4,700	4,798	4.50%, 8/1/2033(d)	343	358
6.50%, 2/25/2047	1,507	1,681	4.50%, 6/1/2035(d)	1,657	1,734
7.00%, 4/25/2032	586	671	4.50%, 9/1/2039(d)	2,504	2,593
8.70%, 12/25/2019	9	10	4.50%, 11/1/2039(d)	2,383	2,468
Fannie Mae Grantor Trust			4.50%, 12/1/2039(d)	2,983	3,089
0.54%, 5/25/2035(a)	719	616	4.50%, 9/1/2040(d)	5,987	6,200
Fannie Mae Whole Loan			4.50%, 9/1/2040(d)	8,072	8,350
0.34%, 5/25/2035(a),(c)	455	451	4.50%, 2/1/2041(d)	4,951	5,122
Freddie Mac			4.50%, 7/1/2041(d),(e)	3,800	3,925
0.49%, 6/15/2018(a)	1,031	1,031	5.00%, 10/1/2025(d)	1,417	1,524
0.59%, 7/15/2023(a)	1,122	1,123	5.00%, 2/1/2033(d)	1,483	1,586
3.50%, 6/15/2040	2,883	3,012	5.00%, 6/1/2033(d)	929	993
4.00%, 9/15/2018	999	1,039	5.00%, 6/1/2033(d)	534	572
4.00%, 2/15/2028	3,947	4,139	5.00%, 8/1/2033(d)	993	1,061
4.00%, 2/15/2035(a)	8,655	1,122	5.00%, 8/1/2033(d)	938	1,003
4.00%, 6/15/2040(a)	3,093	3,247	5.00%, 12/1/2034(d)	199	213
4.50%, 3/15/2040	3,000	3,084	5.00%, 5/1/2035(d)	469	501
4.50%, 5/15/2040	3,500	3,509	5.00%, 5/1/2035(d)	572	610
5.00%, 3/15/2040	5,000	5,317	5.00%, 7/1/2035(d)	170	181
5.50%, 1/15/2033	538	584	5.00%, 7/1/2035(d)	248	265
5.50%, 4/15/2033(a)	1,517	1,650	5.00%, 7/1/2035(d)	3,107	3,315
Ginnie Mae			5.00%, 10/1/2035(d)	412	440
4.00%, 12/16/2039	4,082	4,213	5.00%, 10/1/2038(d)	2,308	2,430
4.50%, 12/16/2035	4,550	4,833	5.00%, 6/1/2039(d)	2,880	3,071
4.50%, 10/20/2036	5,327	5,689	5.00%, 6/1/2039(d)	776	828
Jefferies & Co Inc			5.00%, 9/1/2039(d)	2,721	2,905
4.75%, 4/26/2037(b)	2,170	2,231	5.00%, 1/1/2040(d)	2,910	3,095

See accompanying notes

121

Schedule of Investments
Government & High Quality Bond Account
June 30, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.50%, 4/1/2018(d)	$ 253	$ 274	7.00%, 12/1/2023(d)	$ 14	$ 16
5.50%, 11/1/2018(d)	492	534	7.00%, 1/1/2024(d)	16	18
5.50%, 3/1/2024(d)	43	47	7.00%, 9/1/2027(d)	19	22
5.50%, 3/1/2033(d)	1,083	1,179	7.00%, 1/1/2028(d)	145	169
5.50%, 8/1/2033(d)	611	666	7.00%, 2/1/2028(d)	9	11
5.50%, 12/1/2033(d)	930	1,012	7.00%, 4/1/2028(d)	85	98
5.50%, 9/1/2035(d)	1,124	1,222	7.00%, 5/1/2028(d)	12	14
5.50%, 1/1/2038(d)	1,382	1,497	7.00%, 8/1/2028(d)	32	37
5.50%, 2/1/2038(d)	1,788	1,923	7.00%, 6/1/2031(d)	14	17
5.50%, 4/1/2038(d)	233	254	7.00%, 10/1/2031(d)	31	36
5.50%, 5/1/2038(d)	612	664	7.00%, 10/1/2031(d)	36	41
6.00%, 1/1/2013(d)	15	16	7.00%, 4/1/2032(d)	254	295
6.00%, 4/1/2017(d)	118	127	7.50%, 10/1/2030(d)	44	51
6.00%, 4/1/2017(d)	134	146	7.50%, 2/1/2031(d)	41	48
6.00%, 5/1/2017(d)	135	146	7.50%, 2/1/2031(d)	24	28
6.00%, 7/1/2017(d)	92	101	7.50%, 2/1/2031(d)	18	21
6.00%, 12/1/2023(d)	28	30	8.00%, 10/1/2030(d)	59	70
6.00%, 1/1/2026(d)	11	12	8.00%, 12/1/2030(d)	9	10
6.00%, 5/1/2031(d)	62	69	8.50%, 7/1/2029(d)	47	57
6.00%, 12/1/2031(d)	103	115			$ 95,638
6.00%, 9/1/2032(d)	108	120	Federal National Mortgage Association (FNMA) - 32.32%
6.00%, 11/1/2033(d)	394	439	2.35%, 12/1/2032(a),(d)	115	121
6.00%, 11/1/2033(d)	416	463	2.63%, 7/1/2034(a),(d)	152	160
6.00%, 5/1/2034(d)	678	750	4.00%, 12/1/2024(d)	6,215	6,526
6.00%, 5/1/2034(d)	1,276	1,401	4.00%, 5/1/2025(d)	2,305	2,406
6.00%, 9/1/2034(d)	384	425	4.00%, 8/1/2025(d)	1,726	1,802
6.00%, 2/1/2035(d)	304	336	4.00%, 2/1/2026(d)	1,915	2,003
6.00%, 10/1/2036(a),(d)	490	541	4.00%, 5/1/2039(d)	1,790	1,795
6.00%, 3/1/2037(d)	441	488	4.00%, 8/1/2040(d)	3,550	3,555
6.00%, 12/1/2037(d)	2,981	3,285	4.00%, 9/1/2040(d)	1,921	1,923
6.00%, 1/1/2038(d)	669	742	4.00%, 11/1/2040(d)	3,956	3,962
6.00%, 1/1/2038(d)	1,582	1,755	4.00%, 1/1/2041(d)	3,838	3,843
6.00%, 1/1/2038(a),(d)	203	224	4.00%, 2/1/2041(d)	3,946	3,952
6.00%, 4/1/2038(d)	428	473	4.00%, 4/1/2041(d)	3,938	3,944
6.50%, 11/1/2016(d)	45	50	4.50%, 12/1/2019(d)	227	243
6.50%, 6/1/2017(d)	168	184	4.50%, 1/1/2020(d)	838	896
6.50%, 6/1/2018(d)	18	20	4.50%, 9/1/2025(d)	3,776	4,025
6.50%, 8/1/2021(d)	17	20	4.50%, 7/1/2026(d),(e)	2,000	2,120
6.50%, 12/1/2021(d)	122	138	4.50%, 5/1/2039(d)	1,818	1,884
6.50%, 4/1/2022(d)	147	166	4.50%, 10/1/2039(d)	1,736	1,799
6.50%, 5/1/2022(d)	105	119	4.50%, 8/1/2040(d)	4,548	4,713
6.50%, 5/1/2023(d)	26	29	4.50%, 9/1/2040(d)	4,562	4,727
6.50%, 4/1/2024(d)	23	26	5.00%, 1/1/2018(d)	706	763
6.50%, 4/1/2026(d)	17	19	5.00%, 6/1/2018(d)	717	771
6.50%, 5/1/2026(d)	18	20	5.00%, 10/1/2018(d)	674	725
6.50%, 5/1/2026(d)	15	17	5.00%, 11/1/2018(d)	441	477
6.50%, 12/1/2027(d)	25	28	5.00%, 5/1/2034(d)	1,500	1,603
6.50%, 1/1/2028(d)	24	28	5.00%, 6/1/2034(d)	1,088	1,163
6.50%, 3/1/2028(d)	15	17	5.00%, 4/1/2035(d)	444	476
6.50%, 9/1/2028(d)	28	32	5.00%, 4/1/2035(d)	933	1,000
6.50%, 9/1/2028(d)	14	15	5.00%, 7/1/2035(d)	1,167	1,245
6.50%, 10/1/2028(d)	91	103	5.00%, 7/1/2035(d)	60	64
6.50%, 11/1/2028(d)	21	24	5.00%, 8/1/2035(d)	271	289
6.50%, 12/1/2028(d)	47	54	5.00%, 4/1/2039(d)	2,757	2,943
6.50%, 3/1/2029(d)	20	23	5.00%, 7/1/2039(d)	7,960	8,471
6.50%, 4/1/2029(d)	242	275	5.00%, 4/1/2040(d)	2,153	2,291
6.50%, 7/1/2031(d)	79	90	5.00%, 5/1/2040(d)	3,420	3,641
6.50%, 8/1/2031(d)	7	8	5.00%, 6/1/2040(d)	1,777	1,892
6.50%, 10/1/2031(d)	23	26	5.03%, 12/1/2033(a),(d)	552	591
6.50%, 10/1/2031(d)	46	53	5.50%, 8/1/2017(d)	198	215
6.50%, 12/1/2031(d)	90	102	5.50%, 12/1/2017(d)	191	208
6.50%, 1/1/2032(d)	222	252	5.50%, 1/1/2018(d)	366	397
6.50%, 2/1/2032(d)	90	102	5.50%, 7/1/2019(d)	143	155
6.50%, 5/1/2032(d)	197	224	5.50%, 8/1/2019(d)	33	36
6.50%, 8/1/2032(d)	173	196	5.50%, 8/1/2019(d)	203	221
6.50%, 4/1/2035(d)	44	49	5.50%, 8/1/2019(d)	47	51
7.00%, 11/1/2012(d)	1	2	5.50%, 8/1/2019(d)	93	101
7.00%, 1/1/2013(d)	4	4	5.50%, 8/1/2019(d)	41	45
7.00%, 9/1/2023(d)	19	22	5.50%, 8/1/2019(d)	73	79

See accompanying notes

122

Schedule of Investments
Government & High Quality Bond Account
June 30, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
5.50%, 9/1/2019(d)	$ 236	$ 256	6.50%, 9/1/2031(d)	$ 54	$ 62
5.50%, 10/1/2019(d)	67	72	6.50%, 1/1/2032(d)	35	39
5.50%, 5/1/2024(d)	136	148	6.50%, 3/1/2032(d)	40	45
5.50%, 2/1/2033(d)	412	450	6.50%, 3/1/2032(d)	150	170
5.50%, 3/1/2033(d)	1,889	2,057	6.50%, 4/1/2032(d)	139	158
5.50%, 5/1/2033(d)	68	75	6.50%, 8/1/2032(d)	69	78
5.50%, 5/1/2033(d)	377	410	6.50%, 11/1/2032(d)	75	85
5.50%, 6/1/2033(d)	333	363	6.50%, 11/1/2032(d)	49	55
5.50%, 6/1/2033(d)	686	747	6.50%, 12/1/2032(d)	131	149
5.50%, 9/1/2033(d)	5,151	5,645	6.50%, 2/1/2033(d)	94	107
5.50%, 2/1/2034(d)	1,543	1,671	6.50%, 7/1/2034(d)	172	196
5.50%, 4/1/2034(d)	198	215	6.50%, 7/1/2034(d)	379	431
5.50%, 8/1/2034(d)	291	315	6.50%, 2/1/2036(d)	838	948
5.50%, 9/1/2034(d)	1,846	2,009	6.50%, 12/1/2036(d)	504	571
5.50%, 9/1/2035(d)	2,065	2,251	6.50%, 7/1/2037(d)	195	222
5.50%, 11/1/2035(d)	1,356	1,475	6.50%, 7/1/2037(d)	130	148
5.50%, 8/1/2036(d)	579	630	6.50%, 10/1/2037(d)	4,497	5,101
5.50%, 2/1/2037(d)	68	73	6.50%, 2/1/2038(d)	131	149
5.50%, 3/1/2038(d)	1,462	1,590	6.50%, 3/1/2038(d)	88	100
5.50%, 3/1/2038(d)	753	822	6.50%, 2/1/2039(d)	1,932	2,191
5.50%, 3/1/2038(d)	1,848	2,001	7.00%, 1/1/2027(d)	9	11
5.50%, 5/1/2038(d)	1,356	1,477	7.00%, 11/1/2027(d)	10	12
5.50%, 8/1/2038(d)	703	768	7.00%, 8/1/2028(d)	63	73
5.50%, 9/1/2038(d)	1,116	1,214	7.00%, 12/1/2028(d)	41	48
6.00%, 8/1/2016(d)	102	112	7.00%, 4/1/2029(d)	21	24
6.00%, 12/1/2016(d)	118	129	7.00%, 10/1/2029(d)	78	90
6.00%, 8/1/2017(d)	203	222	7.00%, 5/1/2031(d)	6	7
6.00%, 6/1/2022(d)	127	140	7.00%, 11/1/2031(d)	120	138
6.00%, 11/1/2023(d)	5	6	7.50%, 4/1/2022(d)	4	5
6.00%, 3/1/2026(d)	9	10	7.50%, 7/1/2027(d)	2	3
6.00%, 11/1/2028(d)	53	59	7.50%, 11/1/2029(d)	29	35
6.00%, 8/1/2031(d)	203	225	7.50%, 5/1/2031(d)	69	81
6.00%, 12/1/2031(d)	76	84	8.00%, 5/1/2022(d)	2	2
6.00%, 1/1/2033(d)	348	386	8.00%, 5/1/2027(d)	80	93
6.00%, 2/1/2034(d)	65	73	8.00%, 9/1/2027(d)	18	21
6.00%, 9/1/2036(d)	1,293	1,427	8.00%, 6/1/2030(d)	7	8
6.00%, 4/1/2037(d)	1,099	1,215	8.50%, 2/1/2023(d)	2	2
6.00%, 5/1/2037(d)	1,704	1,874	8.50%, 10/1/2027(d)	40	48
6.00%, 7/1/2037(d)	1,970	2,171	9.00%, 9/1/2030(d)	13	16
6.00%, 9/1/2037(d)	3,414	3,762			$ 154,919
6.00%, 9/1/2037(d)	1,294	1,424	Government National Mortgage Association (GNMA) - 10.81%
6.00%, 11/1/2037(d)	360	397	4.00%, 3/20/2040	3,912	3,980
6.00%, 12/1/2037(d)	142	156	4.00%, 7/1/2041(e)	5,000	5,093
6.00%, 3/1/2038(d)	363	401	4.50%, 9/20/2039	2,898	3,058
6.00%, 4/1/2038(d)	477	525	4.50%, 3/20/2040	3,605	3,802
6.00%, 5/1/2038(d)	1,250	1,381	4.50%, 7/15/2040	11,643	12,315
6.00%, 5/1/2038(d)	3,387	3,727	5.00%, 9/15/2033	34	37
6.00%, 8/1/2038(d)	3,419	3,778	5.00%, 2/15/2034	1,766	1,925
6.00%, 10/1/2038(d)	1,336	1,473	5.00%, 9/15/2039	7,083	7,687
6.00%, 11/1/2038(d)	3,454	3,800	5.50%, 7/20/2033	764	846
6.50%, 6/1/2016(d)	71	78	5.50%, 11/15/2033	196	217
6.50%, 8/1/2017(d)	146	160	5.50%, 2/20/2034	657	727
6.50%, 11/1/2023(d)	92	104	5.50%, 3/20/2034	811	898
6.50%, 5/1/2024(d)	52	59	5.50%, 5/20/2035	851	941
6.50%, 9/1/2024(d)	70	79	5.50%, 11/15/2038	851	941
6.50%, 7/1/2025(d)	17	20	5.50%, 1/15/2039	372	412
6.50%, 8/1/2025(d)	55	63	5.50%, 1/15/2039	1,055	1,169
6.50%, 2/1/2026(d)	21	24	5.50%, 3/15/2039	746	826
6.50%, 3/1/2026(d)	6	7	6.00%, 6/20/2024	165	183
6.50%, 5/1/2026(d)	19	21	6.00%, 6/20/2024	33	36
6.50%, 6/1/2026(d)	10	11	6.00%, 11/20/2025	14	16
6.50%, 7/1/2028(d)	21	23	6.00%, 2/20/2026	10	11
6.50%, 9/1/2028(d)	24	27	6.00%, 4/20/2026	25	28
6.50%, 2/1/2029(d)	10	11	6.00%, 5/20/2026	15	17
6.50%, 3/1/2029(d)	33	37	6.00%, 6/20/2026	15	17
6.50%, 4/1/2029(d)	44	50	6.00%, 6/20/2026	17	19
6.50%, 7/1/2029(d)	334	381	6.00%, 7/20/2026	11	12
6.50%, 6/1/2031(d)	21	24	6.00%, 9/20/2026	18	20
6.50%, 6/1/2031(d)	13	15	6.00%, 3/20/2027	63	70

See accompanying notes

123

Schedule of Investments
Government & High Quality Bond Account
June 30, 2011 (unaudited)

	Principal			Maturity
U.S. GOVERNMENT & GOVERNMENT	Amount			Amount
AGENCY OBLIGATIONS (continued)	(000's) Value (000's)		REPURCHASE AGREEMENTS - 1.30%	(000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)			Banks - 1.30%
6.00%, 1/20/2028	$ 12 $	14	Investment in Joint Trading Account; Credit Suisse $	1,952	$ 1,952
6.00%, 3/20/2028	11	13	Repurchase Agreement; 0.01% dated
6.00%, 6/20/2028	65	72	06/30/11 maturing 07/01/11 (collateralized by
6.00%, 7/20/2028	42	47	US Treasury Strips; $1,990,742; 0.00%; dated
6.00%, 2/20/2029	38	42	02/15/15 - 08/15/37)
6.00%, 3/20/2029	76	85	Investment in Joint Trading Account; Deutsche	591	590
6.00%, 7/20/2029	80	89	Bank Repurchase Agreement; 0.01% dated
6.00%, 5/20/2032(a)	160	178	06/30/11 maturing 07/01/11 (collateralized by
6.00%, 7/20/2033	524	583	Sovereign Agency Issues; $602,461; 3.50% -
6.00%, 6/20/2038	1,196	1,322	3.75%; dated 06/28/13 - 08/17/20)
6.50%, 12/20/2025	24	28	Investment in Joint Trading Account; JP Morgan	1,027	1,027
6.50%, 1/20/2026	46	52	Repurchase Agreement; 0.01% dated
6.50%, 2/20/2026	37	41	06/30/11 maturing 07/01/11 (collateralized by
6.50%, 3/20/2031	45	51	Sovereign Agency Issues; $1,047,759; 0.00%
6.50%, 4/20/2031	47	53	- 9.80%; dated 01/09/12 - 03/12/21)
6.50%, 7/15/2032	115	131	Investment in Joint Trading Account; Merrill	1,695	1,695
6.50%, 4/20/2034	100	113	Lynch Repurchase Agreement; 0.01% dated
6.50%, 11/15/2038	2,139	2,431	06/30/11 maturing 07/01/11 (collateralized by
7.00%, 1/15/2024	15	18	Sovereign Agency Issues; $1,728,802; 0.00%
7.00%, 12/15/2027	15	18	- 8.10%; dated 07/11/11 - 11/18/30)
7.00%, 1/15/2028	8	9	Investment in Joint Trading Account; Morgan	976	976
7.00%, 1/15/2028	4	4	Stanley Repurchase Agreement; 0.01% dated
7.00%, 1/15/2028	4	5	06/30/11 maturing 07/01/11 (collateralized by
7.00%, 1/15/2028	5	5	Sovereign Agency Issues; $995,371; 0.75% -
7.00%, 1/15/2028	23	26	4.75%; dated 04/20/12 - 10/28/15)
7.00%, 3/15/2028	177	207			$ 6,240
7.00%, 5/15/2028	67	78	TOTAL REPURCHASE AGREEMENTS		$ 6,240
7.00%, 1/15/2029	33	39	Total Investments		$ 485,022
7.00%, 3/15/2029	17	20	Liabilities in Excess of Other Assets, Net - (1.21)%		$ (5,783)
7.00%, 5/15/2031	31	37	TOTAL NET ASSETS - 100.00%		$ 479,239
7.00%, 6/20/2031	28	33
7.00%, 9/15/2031	118	138
7.00%, 6/15/2032	293	343	(a)	Variable Rate. Rate shown is in effect at June 30, 2011.
7.50%, 1/15/2023	1	2	(b)		Security exempt from registration under Rule 144A of the Securities Act of
7.50%, 1/15/2023	1	1	1933. These securities may be resold in transactions exempt from
7.50%, 1/15/2023	2	2	registration, normally to qualified institutional buyers. Unless otherwise
7.50%, 2/15/2023	2	2	indicated, these securities are not considered illiquid. At the end of the
7.50%, 2/15/2023	4	4	period, the value of these securities totaled $48,549 or 10.13% of net
7.50%, 2/15/2023	8	10	assets.
7.50%, 3/15/2023	5	5	(c) Security is Illiquid
7.50%, 3/15/2023	11	12	(d)		This entity was put into conservatorship by the US Government in 2008.
7.50%, 4/15/2023	30	35	See Notes to Financial Statements for additional information.
7.50%, 6/15/2023	16	19	(e)		Security was purchased in a "to-be-announced" ("TBA") transaction. See
7.50%, 6/15/2023	5	5	Notes to Financial Statements for additional information.
7.50%, 7/15/2023	1	1
7.50%, 9/15/2023	5	6
7.50%, 9/15/2023	8	9
7.50%, 10/15/2023	10	12	Unrealized Appreciation (Depreciation)
7.50%, 10/15/2023	21	24	The net federal income tax unrealized appreciation (depreciation) and federal tax
7.50%, 11/15/2023	11	13	cost of investments held as of the period end were as follows:
8.00%, 7/15/2026	3	3	Unrealized Appreciation		$ 13,460
8.00%, 8/15/2026	6	7
8.00%, 1/15/2027	3	3	Unrealized Depreciation		(1,907)
8.00%, 2/15/2027	1	1	Net Unrealized Appreciation (Depreciation)		$ 11,553
8.00%, 6/15/2027	1	1	Cost for federal income tax purposes		$ 473,469
	$ 51,805		All dollar amounts are shown in thousands (000's)

U.S. Treasury - 4.43%			Portfolio Summary (unaudited)
2.13%, 11/30/2014	3,000	3,112
3.13%, 5/15/2019	3,500	3,614	Sector		Percent
4.88%, 8/15/2016	4,820	5,556	Mortgage Securities		93 .44%
6.25%, 8/15/2023	3,600	4,567	Government		5 .92%
7.50%, 11/15/2024	3,100	4,366	Financial		1 .30%
	$ 21,215		Asset Backed Securities		0 .55%
			Liabilities in Excess of Other Assets, Net		(1.21)%
TOTAL U.S. GOVERNMENT &			TOTAL NET ASSETS		100.00%
GOVERNMENT AGENCY OBLIGATIONS	$ 323,577

See accompanying notes

124

Schedule of Investments
Income Account
June 30, 2011 (unaudited)

COMMON STOCKS - 0.00%	Shares Held Value (000's)			Principal
Pipelines - 0.00%				Amount
Energy Maintenance Services LLC (a),(b),(c)	2,000,000 $	—	BONDS (continued)	(000's)	Value (000's)
			Diversified Financial Services (continued)
TOTAL COMMON STOCKS	$ —		International Lease Finance Corp
	Principal		8.75%, 03/15/2017(e)	$ 1,500	$ 1,641
	Amount		Jefferies Group Inc
BONDS - 67.37%	(000's) Value (000's)		6.25%, 01/15/2036	1,425	1,329
Aerospace & Defense - 1.33%			7.75%, 03/15/2012	1,500	1,566
Boeing Co/The			QHP Royalty Sub LLC
8.75%, 08/15/2021	$ 850 $	1,159	10.25%, 03/15/2015(b),(d)	354	362
Lockheed Martin Corp					$ 9,883
5.50%, 11/15/2039	2,000	2,003	Electric - 7.38%
	$ 3,162		Edison Mission Energy
Airlines - 0.79%			7.20%, 05/15/2019	1,500	1,193
Southwest Airlines Co 1994-A Pass Through Trust			Exelon Generation Co LLC
9.15%, 07/01/2016	1,675	1,876	6.20%, 10/01/2017	2,000	2,256
			GenOn Americas Generation LLC
Automobile Manufacturers - 0.39%			8.50%, 10/01/2021	1,250	1,281
New Flyer Industries Canada ULC			GenOn Energy Inc
14.00%, 08/19/2020(b),(c),(d)	908	932	9.88%, 10/15/2020	750	784
			Metropolitan Edison Co
Automobile Parts & Equipment - 0.56%			4.95%, 03/15/2013	1,000	1,050
Accuride Corp			Nisource Finance Corp
9.50%, 08/01/2018	1,250	1,338	5.25%, 09/15/2017	2,000	2,163
			Ohio Edison Co
Banks - 8.71%			5.45%, 05/01/2015	850	929
Bank of America Corp			Oncor Electric Delivery Co LLC
5.42%, 03/15/2017	800	816	7.00%, 09/01/2022	1,750	2,086
8.00%, 12/29/2049(e)	1,000	1,044	PacifiCorp
8.13%, 12/29/2049(e)	1,000	1,044	4.95%, 08/15/2014	775	852
Citigroup Inc			5.25%, 06/15/2035	850	842
3.95%, 06/15/2016	2,000	2,047	6.25%, 10/15/2037	500	566
Goldman Sachs Group Inc/The			PPL Energy Supply LLC
3.63%, 02/07/2016	500	506	5.70%, 10/15/2035	2,000	2,155
5.38%, 03/15/2020	2,000	2,065	Southwestern Electric Power Co
ING Bank NV			5.38%, 04/15/2015	1,275	1,384
5.00%, 06/09/2021(d)	1,000	991			$ 17,541
JP Morgan Chase & Co			Entertainment - 1.84%
5.13%, 09/15/2014	850	919	CCM Merger Inc
7.90%, 04/29/2049(e)	2,000	2,148	8.00%, 08/01/2013(d)	1,675	1,646
Lloyds TSB Bank PLC			Gateway Casinos & Entertainment Ltd
6.38%, 01/21/2021	2,000	2,082	8.88%, 11/15/2017(d)	500	548
Morgan Stanley			Peninsula Gaming LLC / Peninsula Gaming Corp
4.75%, 04/01/2014	850	886	10.75%, 08/15/2017	2,000	2,185
6.25%, 08/09/2026	850	895			$ 4,379
Wells Fargo & Co			Environmental Control - 0.89%
4.63%, 04/15/2014	1,900	2,010	Republic Services Inc
7.98%, 03/29/2049(e)	3,000	3,240	5.00%, 03/01/2020	2,000	2,114
	$ 20,693
Beverages - 1.06%			Food - 0.64%
Anheuser-Busch InBev Worldwide Inc			Corn Products International Inc
7.75%, 01/15/2019	2,000	2,516	4.63%, 11/01/2020	1,500	1,513

Chemicals - 0.90%			Forest Products & Paper - 0.83%
Airgas Inc			Plum Creek Timberlands LP
4.50%, 09/15/2014	2,000	2,142	4.70%, 03/15/2021	2,000	1,971

Commercial Services - 0.84%			Gas - 0.72%
Ceridian Corp			Sempra Energy
11.25%, 11/15/2015(e)	2,000	2,000	6.15%, 06/15/2018	1,500	1,708

Diversified Financial Services - 4.16%			Healthcare - Services - 3.32%
DVI Inc			Alliance HealthCare Services Inc
0.00%, 02/01/2004(a),(b)	900	160	8.00%, 12/01/2016	1,000	965
0.00%, 02/01/2004(a),(b)	400	71	HCA Inc
ERAC USA Finance LLC			7.50%, 11/06/2033	250	226
6.38%, 10/15/2017(d)	1,000	1,150	9.25%, 11/15/2016	1,000	1,061
7.00%, 10/15/2037(d)	1,000	1,100	Healthsouth Corp
FUEL Trust			7.25%, 10/01/2018	250	261
3.98%, 06/15/2016(d)	2,000	1,984	7.75%, 09/15/2022	1,000	1,054
General Electric Capital Corp			10.75%, 06/15/2016	460	485
5.30%, 02/11/2021	500	520

See accompanying notes

125

Schedule of Investments
Income Account
June 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Healthcare - Services (continued)			Oil & Gas (continued)
Multiplan Inc			XTO Energy Inc
9.88%, 09/01/2018(d)	$ 1,000 $	1,063	6.75%, 08/01/2037	$ 1,000 $	1,294
Tenet Healthcare Corp				$ 8,902
9.00%, 05/01/2015	1,262	1,353	Oil & Gas Services - 0.86%
10.00%, 05/01/2018	1,262	1,434	Weatherford International Ltd/Bermuda
	$ 7,902		5.13%, 09/15/2020	2,000	2,042
Insurance - 3.13%
Aspen Insurance Holdings Ltd			Packaging & Containers - 0.91%
6.00%, 08/15/2014	1,425	1,541	Sealed Air Corp
Farmers Insurance Exchange			7.88%, 06/15/2017	2,000	2,164
6.00%, 08/01/2014(d)	850	918
Fidelity National Financial Inc			Pharmaceuticals - 0.88%
6.60%, 05/15/2017	2,500	2,639	Elan Finance PLC / Elan Finance Corp
Prudential Financial Inc			8.75%, 10/15/2016	2,000	2,103
7.38%, 06/15/2019	1,000	1,186
8.88%, 06/15/2038(e)	1,000	1,167	Pipelines - 2.94%
	$ 7,451		ANR Pipeline Co
Iron & Steel - 1.74%			9.63%, 11/01/2021	1,000	1,413
Allegheny Technologies Inc			El Paso Natural Gas Co
5.95%, 01/15/2021	2,000	2,129	7.50%, 11/15/2026	2,100	2,455
ArcelorMittal			Enterprise Products Operating LLC
5.50%, 03/01/2021	2,000	2,003	6.38%, 02/01/2013	350	376
	$ 4,132		Express Pipeline LP
Leisure Products & Services - 1.84%			7.39%, 12/31/2017(d)	1,564	1,668
Carnival Corp			Southern Natural Gas Co
7.20%, 10/01/2023	1,475	1,625	8.00%, 03/01/2032	850	1,065
Royal Caribbean Cruises Ltd				$ 6,977
6.88%, 12/01/2013	850	907	Real Estate - 0.95%
7.25%, 03/15/2018	1,000	1,068	WEA Finance LLC / WT Finance Aust Pty Ltd
Seven Seas Cruises S de RL LLC			6.75%, 09/02/2019(d)	2,000	2,268
9.13%, 05/15/2019(d)	750	773
	$ 4,373		REITS - 7.87%
Lodging - 1.17%			Arden Realty LP
Boyd Gaming Corp			5.20%, 09/01/2011	1,000	1,007
9.13%, 12/01/2018(d)	1,000	1,018	5.25%, 03/01/2015	1,000	1,084
MGM Resorts International			BioMed Realty LP
11.13%, 11/15/2017	500	571	3.85%, 04/15/2016	1,000	1,008
13.00%, 11/15/2013	1,000	1,187	6.13%, 04/15/2020	1,000	1,064
	$ 2,776		Duke Realty LP
Media - 2.85%			8.25%, 08/15/2019	2,000	2,425
Comcast Corp			HCP Inc
6.45%, 03/15/2037	2,000	2,139	6.00%, 03/01/2015	1,675	1,864
Historic TW Inc			Health Care REIT Inc
9.15%, 02/01/2023	250	336	6.13%, 04/15/2020	1,000	1,071
News America Inc			6.20%, 06/01/2016	1,675	1,860
6.40%, 12/15/2035	1,000	1,046	Healthcare Realty Trust Inc
8.00%, 10/17/2016	1,000	1,229	6.50%, 01/17/2017	2,000	2,226
Reed Elsevier Capital Inc			Kimco Realty Corp
6.75%, 08/01/2011	422	424	6.88%, 10/01/2019	2,000	2,324
Time Warner Cable Inc			Simon Property Group LP
6.55%, 05/01/2037	1,500	1,593	10.35%, 04/01/2019	2,000	2,768
	$ 6,767			$ 18,701
Mining - 0.78%			Retail - 1.54%
Xstrata Canada Corp			Asbury Automotive Group Inc
			8.38%, 11/15/2020(d)	500	509
6.00%, 10/15/2015	1,675	1,867
			Neiman Marcus Group Inc/The
Oil & Gas - 3.75%			10.38%, 10/15/2015	2,000	2,100
BP Capital Markets PLC			Sonic Automotive Inc
4.75%, 03/10/2019	2,000	2,109	9.00%, 03/15/2018	1,000	1,052
Nabors Industries Inc				$ 3,661
5.00%, 09/15/2020	1,000	1,012	Telecommunications - 0.99%
Petro-Canada			Corning Inc
4.00%, 07/15/2013	850	896	6.63%, 05/15/2019	500	582
9.25%, 10/15/2021	1,075	1,451	Qwest Corp
Rowan Cos Inc			8.88%, 03/15/2012(e)	1,675	1,763
5.00%, 09/01/2017	2,000	2,140		$ 2,345

See accompanying notes

126

Schedule of Investments
Income Account
June 30, 2011 (unaudited)

	Principal			Principal
	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
BONDS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Transportation - 0.81%			Federal National Mortgage Association (FNMA) (continued)
Trailer Bridge Inc			5.00%, 06/01/2040(f)	$ 1,582	$ 1,691
9.25%, 11/15/2011	$ 2,000	$ 1,920	5.50%, 03/01/2033(f)	326	355
			5.50%, 06/01/2033(f)	1,007	1,097
TOTAL BONDS		$ 160,119	5.50%, 02/01/2035(f)	1,402	1,525
	Principal		6.00%, 04/01/2032(f)	233	258
	Amount		6.50%, 05/01/2031(f)	24	27
CONVERTIBLE BONDS - 0.97%	(000's)	Value (000's)	6.50%, 04/01/2032(f)	158	180
Healthcare - Products - 0.61%			6.50%, 05/01/2032(f)	93	106
China Medical Technologies Inc			7.00%, 01/01/2030(f)	7	8
4.00%, 08/15/2013	2,000	1,450			$ 28,430
			Government National Mortgage Association (GNMA) - 0.12%
Pharmaceuticals - 0.36%			6.00%, 05/20/2032(e)	137	152
Omnicare Inc			7.00%, 06/20/2031	102	119
3.25%, 12/15/2035	894	855	9.00%, 02/15/2025	11	13
					$ 284
TOTAL CONVERTIBLE BONDS		$ 2,305	U.S. Treasury - 3.02%
	Principal		2.63%, 11/15/2020	1,000	963
SENIOR FLOATING RATE INTERESTS -	Amount		2.75%, 02/15/2019	2,000	2,019
1.22%	(000's) Value (000's)		3.13%, 05/15/2019	2,000	2,065
Entertainment - 0.51%			3.63%, 02/15/2020	2,000	2,116
CCM Merger Inc, Term Loan					$ 7,163
7.00%, 02/01/2017(e)	$ 1,206 $	1,220	TOTAL U.S. GOVERNMENT &
			GOVERNMENT AGENCY OBLIGATIONS		$ 60,046
Lodging - 0.71%				Maturity
Station GVR Acquisition LLC, Term Loan				Amount
6.25%, 05/27/2016(e)	400	394	REPURCHASE AGREEMENTS - 4.41%	(000's)	Value (000's)
10.00%, 05/27/2017(e)	1,300	1,290	Banks - 4.41%
		$ 1,684	Investment in Joint Trading Account; Credit Suisse $	3,277	$ 3,277
TOTAL SENIOR FLOATING RATE INTERESTS		$ 2,904	Repurchase Agreement; 0.01% dated
	Principal		06/30/11 maturing 07/01/11 (collateralized by
U.S. GOVERNMENT & GOVERNMENT	Amount		US Treasury Strips; $3,342,294; 0.00%; dated
AGENCY OBLIGATIONS - 25.27%	(000's)	Value (000's)	02/15/15 - 08/15/37)
Federal Home Loan Mortgage Corporation (FHLMC) - 10.17%			Investment in Joint Trading Account; Deutsche	992	992
4.00%, 04/01/2039(f)	$ 2,499	$ 2,505	Bank Repurchase Agreement; 0.01% dated
4.50%, 08/01/2033(f)	1,272	1,327	06/30/11 maturing 07/01/11 (collateralized by
4.50%, 05/01/2039(f)	2,417	2,502	Sovereign Agency Issues; $1,011,484; 3.50%
4.50%, 06/01/2039(f)	890	924	- 3.75%; dated 06/28/13 - 08/17/20)
4.50%, 07/01/2039(f)	2,777	2,882	Investment in Joint Trading Account; JP Morgan	1,725	1,725
5.00%, 08/01/2019(f)	999	1,079	Repurchase Agreement; 0.01% dated
5.00%, 08/01/2035(f)	2,824	3,017	06/30/11 maturing 07/01/11 (collateralized by
5.00%, 11/01/2035(f)	1,359	1,450	Sovereign Agency Issues; $1,759,102; 0.00%
5.00%, 10/01/2038(f)	3,561	3,750	- 9.80%; dated 01/09/12 - 03/12/21)
5.50%, 11/01/2017(f)	176	191	Investment in Joint Trading Account; Merrill	2,846	2,845
5.50%, 01/01/2018(f)	106	115	Lynch Repurchase Agreement; 0.01% dated
5.50%, 05/01/2031(f)	113	124	06/30/11 maturing 07/01/11 (collateralized by
5.50%, 06/01/2035(f)	774	841	Sovereign Agency Issues; $2,902,518; 0.00%
5.50%, 01/01/2036(f)	1,149	1,251	- 8.10%; dated 07/11/11 - 11/18/30)
5.50%, 04/01/2036(f)	649	707	Investment in Joint Trading Account; Morgan	1,638	1,638
6.00%, 03/01/2031(f)	64	71	Stanley Repurchase Agreement; 0.01% dated
6.00%, 05/01/2032(f)	155	172	06/30/11 maturing 07/01/11 (collateralized by
6.00%, 06/01/2038(f)	997	1,102	Sovereign Agency Issues; $1,671,147; 0.75%
6.50%, 06/01/2029(f)	49	56	- 4.75%; dated 04/20/12 - 10/28/15)
6.50%, 08/01/2029(f)	39	44			$ 10,477
7.00%, 01/01/2032(f)	44	51	TOTAL REPURCHASE AGREEMENTS		$ 10,477
9.00%, 01/01/2025(f)	7	8	Total Investments		$ 235,851
		$ 24,169	Other Assets in Excess of Liabilities, Net - 0.76%		$ 1,814
Federal National Mortgage Association (FNMA) - 11.96%			TOTAL NET ASSETS - 100.00%		$ 237,665
4.00%, 03/01/2039(f)	3,041	3,049
4.00%, 08/01/2040(f)	2,440	2,444
4.00%, 09/01/2040(f)	3,881	3,891	(a) Non-Income Producing Security
4.50%, 06/01/2039(f)	1,648	1,708	(b) Security is Illiquid
4.50%, 08/01/2039(f)	846	879	(c) Market value is determined in accordance with procedures established in
4.50%, 05/01/2040(f)	3,542	3,675	good faith by the Board of Directors. At the end of the period, the value of
5.00%, 01/01/2018(f)	306	331	these securities totaled $932 or 0.39% of net assets.
5.00%, 08/01/2035(f)	2,159	2,305
5.00%, 04/01/2039(f)	1,887	2,017
5.00%, 12/01/2039(f)	861	916
5.00%, 04/01/2040(f)	1,841	1,968

See accompanying notes

127

Schedule of Investments Income Account June 30, 2011 (unaudited)

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $16,930 or 7.12% of net assets.
(e)	Variable Rate. Rate shown is in effect at June 30, 2011.
(f)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 15,855
Unrealized Depreciation	(1,382)
Net Unrealized Appreciation (Depreciation)	$ 14,473
Cost for federal income tax purposes	$ 221,378
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Financial	29 .23%
Mortgage Securities	22 .25%
Consumer, Cyclical	9 .35%
Utilities	8 .10%
Consumer, Non-cyclical	7 .71%
Energy	7 .54%
Basic Materials	4 .26%
Industrial	3 .94%
Communications	3 .84%
Government	3 .02%
Other Assets in Excess of Liabilities, Net	0 .76%
TOTAL NET ASSETS	100.00%

See accompanying notes

128

Schedule of Investments
International Emerging Markets Account
June 30, 2011 (unaudited)

COMMON STOCKS - 98.69%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.26%			Coal (continued)
Focus Media Holding Ltd ADR(a)	15,207 $	473	New World Resources NV (b)	28,090 $	435
				$ 2,866
Agriculture - 2.04%			Commercial Services - 0.39%
Bunge Ltd	12,208	842	Cielo SA	28,800	714
ITC Ltd	258,340	1,175
MHP SA (a)	34,324	566	Computers - 2.67%
Souza Cruz SA	90,430	1,142	Asustek Computer Inc	69,000	687
	$ 3,725		Foxconn Technology Co Ltd	85,000	353
Airlines - 0.32%			Infosys Ltd ADR	5,780	377
Air China Ltd	554,000	577	Lenovo Group Ltd	2,402,000	1,381
			Tata Consultancy Services Ltd	78,334	2,081
Apparel - 0.42%				$ 4,879
Far Eastern New Century Corp	487,740	762	Distribution & Wholesale - 0.51%
			LG International Corp	18,360	939
Automobile Manufacturers - 4.44%
Ford Otomotiv Sanayi AS	76,735	660	Diversified Financial Services - 4.22%
Great Wall Motor Co Ltd	361,500	599	African Bank Investments Ltd	110,807	564
Hyundai Motor Co	13,226	2,948	E.Sun Financial Holding Co Ltd	696,645	496
Kia Motors Corp	35,999	2,449	Fubon Financial Holding Co Ltd	615,000	948
Mahindra & Mahindra Ltd	59,885	943	Hana Financial Group Inc	24,140	847
Tata Motors Ltd	23,218	518	KB Financial Group Inc	32,155	1,529
	$ 8,117		KGI Securities Co Ltd (c)	38,782	408
Automobile Parts & Equipment - 0.46%			Mega Financial Holding Co Ltd	1,670,000	1,463
Iochpe-Maxion SA	33,600	456	SinoPac Financial Holdings Co Ltd	861,000	373
Marcopolo SA	87,700	393	Woori Finance Holdings Co Ltd	82,170	1,079
	$ 849			$ 7,707
Banks - 12.02%			Electric - 2.43%
Banco Bradesco SA	26,241	531	China Resources Power Holdings Co Ltd	508,000	993
Banco de Chile	4,453,787	646	Cia Paranaense de Energia	30,700	821
Banco do Brasil SA	114,727	2,045	Enersis SA ADR	10,322	239
Banco Macro SA ADR	12,612	476	Federal Hydrogenerating Co JSC ADR	538	3
Banco Santander Chile SA ADR	7,567	710	PGE SA	68,605	600
Bangkok Bank PCL	324,600	1,680	Reliance Infrastructure Ltd (a)	36,909	443
Bank Mandiri Tbk PT	682,662	575	Tenaga Nasional BHD	365,400	820
Bank of China Ltd	3,199,800	1,566	Tractebel Energia SA	30,300	528
Bank Rakyat Indonesia Persero Tbk PT	1,036,000	788		$ 4,447
China Construction Bank Corp	2,645,902	2,203	Electrical Components & Equipment - 0.81%
Credicorp Ltd	2,064	178	LG Electronics Inc	6,827	532
Grupo Financiero Banorte SAB de CV	239,605	1,088	Simplo Technology Co Ltd	118,000	954
ICICI Bank Ltd ADR	30,317	1,494		$ 1,486
Industrial and Commercial Bank of China Ltd	3,764,210	2,871	Electronics - 0.54%
Industrial Bank of Korea	67,040	1,176	Coretronic Corp	275,000	435
Itau Unibanco Holding SA	63,991	1,484	Hon Hai Precision Industry Co Ltd	128,439	442
Malayan Banking Bhd	629,300	1,866	Yageo Corp (a)	230,000	105
Yes Bank Ltd	82,542	577		$ 982
	$ 21,954		Energy - Alternate Sources - 0.31%
Beverages - 2.82%			GCL-Poly Energy Holdings Ltd	1,104,000	575
Arca Continental SAB de CV	16,356	117
Cia de Bebidas das Americas ADR	93,110	3,141	Engineering & Construction - 1.23%
Fomento Economico Mexicano SAB de CV ADR	28,499	1,895	China Communications Construction Co Ltd	630,000	544
	$ 5,153		Daelim Industrial Co Ltd	14,075	1,703
Building Materials - 1.08%				$ 2,247
China National Building Material Co Ltd	573,996	1,133	Food - 1.80%
Taiwan Cement Corp	559,572	836	BRF - Brasil Foods SA	91,600	1,549
	$ 1,969		Charoen Pokphand Foods PCL (b)	683,600	658
Chemicals - 3.38%			Cia Brasileira de Distribuicao Grupo Pao de Acucar	3,999	188
China Petrochemical Development Corp (a)	431,000	494	ADR
Formosa Chemicals & Fibre Corp	489,000	1,825	Gruma SAB de CV (a)	125,572	261
Formosa Plastics Corp	202,000	730	Indofood Sukses Makmur Tbk PT	951,000	639
KCC Corp	1,527	480		$ 3,295
Kolon Industries Inc	5,225	506	Gas - 0.27%
KP Chemical Corp	24,130	559	ENN Energy Holdings Ltd	146,000	497
LG Chem Ltd	3,436	1,579
	$ 6,173		Holding Companies - Diversified - 2.45%
Coal - 1.57%			Alfa SAB de CV	71,200	1,061
China Shenhua Energy Co Ltd	166,500	798	Alliance Global Group Inc	1,403,300	356
Coal India Ltd	90,988	800	Barloworld Ltd	52,487	535
Harum Energy Tbk PT	444,000	496	GS Holdings	11,267	829
Indo Tambangraya Megah PT	64,500	337	Imperial Holdings Ltd	73,282	1,315

See accompanying notes

129

Schedule of Investments
International Emerging Markets Account
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Holding Companies - Diversified (continued)			Pharmaceuticals (continued)
KOC Holding AS	89,428 $	384	Pharmstandard OJSC (a)	11,265 $	258
	$ 4,480				$ 500
Home Builders - 0.79%			Real Estate - 0.91%
Even Construtora e Incorporadora SA	142,700	725	Country Garden Holdings Co	1,297,000	571
Tecnisa SA	86,000	715	Growthpoint Properties Ltd	146,860	397
	$ 1,440		KWG Property Holding Ltd	335,500	224
Insurance - 2.94%			Supalai PCL (b)	1,324,600	463
Brasil Insurance Participacoes e Administracao SA	231	289			$ 1,655
China Life Insurance Co Ltd	66,000	228	Retail - 3.99%
Odontoprev SA	14,248	240	Arcos Dorados Holdings Inc	43,642	920
PICC Property & Casualty Co Ltd (a)	416,000	710	GOME Electrical Appliances Holding Ltd	2,555,000	1,025
Ping An Insurance Group Co	174,900	1,814	Hyundai Department Store Co Ltd	4,191	682
Porto Seguro SA	24,600	382	Intime Department Store Group Co Ltd	314,000	535
Sanlam Ltd	364,487	1,486	Lewis Group Ltd	38,325	481
Sul America SA	17,406	219	Lojas Renner SA	15,483	590
	$ 5,368		Mr Price Group Ltd	112,339	1,133
Investment Companies - 0.13%			President Chain Store Corp	134,920	782
RMI Holdings	126,268	231	Woolworths Holdings Ltd/South Africa	257,802	1,136
					$ 7,284
Iron & Steel - 1.31%			Semiconductors - 6.21%
Kumba Iron Ore Ltd	12,499	896	Hynix Semiconductor Inc	49,280	1,164
POSCO ADR	6,278	682	Melfas Inc	11,759	340
Severstal OAO	43,796	809	MPI Corp	121,000	478
	$ 2,387		Powertech Technology Inc	221,000	744
Lodging - 0.85%			Samsung Electronics Co Ltd	6,847	5,322
Genting Bhd	417,898	1,556	Taiwan Semiconductor Manufacturing Co Ltd	1,309,164	3,300
					$ 11,348
Machinery - Construction & Mining - 0.38%			Shipbuilding - 0.80%
China National Materials Co Ltd	856,000	703	Hyundai Heavy Industries Co Ltd	3,520	1,469

Media - 0.51%			Telecommunications - 9.97%
Grupo Televisa SA ADR	37,991	935	Advanced Info Service PCL (b)	220,700	749
			America Movil SAB de CV ADR	50,090	2,699
Metal Fabrication & Hardware - 0.64%			Axiata Group Bhd	634,800	1,055
Catcher Technology Co Ltd	186,000	1,177	China Mobile Ltd	348,959	3,249
			China Telecom Corp Ltd	1,614,000	1,054
Mining - 8.15%			Chunghwa Telecom Co Ltd	424,000	1,459
Anglo American PLC	11,941	592	HTC Corp	20,000	676
Antofagasta PLC	34,928	782	MTN Group Ltd	45,712	974
Cia de Minas Buenaventura SA ADR	14,841	564	Sistema JSFC	50,020	1,287
Grupo Mexico SAB de CV	175,600	580	Taiwan Mobile Co Ltd	433,000	1,174
Hindalco Industries Ltd	131,967	535	Telekom Malaysia Bhd	472,000	618
Industrias Penoles SAB de CV	35,750	1,349	Tim Participacoes SA ADR	18,402	906
International Nickel Indonesia Tbk PT	1,039,000	547	Turk Telekomunikasyon AS	172,586	913
KGHM Polska Miedz SA	35,584	2,556	Vodacom Group Ltd	112,514	1,399
Korea Zinc Co Ltd	2,862	1,102			$ 18,212
MMC Norilsk Nickel OJSC ADR	34,665	904	Textiles - 0.31%
Vale SA - Pref Shares	188,527	5,385	Cia Hering	24,900	566
	$ 14,896
Miscellaneous Manufacturing - 0.30%			TOTAL COMMON STOCKS		$ 180,321
Largan Precision Co Ltd	16,890	543	PREFERRED STOCKS - 0.57%	Shares Held Value (000's)
			Telecommunications - 0.57%
Oil & Gas - 13.79%			Telecomunicacoes de Sao Paulo SA	35,650	1,039
China Petroleum & Chemical Corp	424,000	430
CNOOC Ltd	683,000	1,609	TOTAL PREFERRED STOCKS		$ 1,039
Gazprom OAO ADR	330,282	4,805		Maturity
Lukoil OAO ADR	41,987	2,677		Amount
MOL Hungarian Oil and Gas PLC (a)	5,786	663
			REPURCHASE AGREEMENTS - 0.22%	(000's)	Value (000's)
Oil & Natural Gas Corp Ltd	49,179	302	Banks - 0.22%
PetroChina Co Ltd	1,755,017	2,578	Investment in Joint Trading Account; Credit Suisse $ 124		$ 124
Petroleo Brasileiro SA ADR	148,052	5,013	Repurchase Agreement; 0.01% dated
Polski Koncern Naftowy Orlen S.A. (a)	73,363	1,385
PTT PCL (b)	127,300	1,393	06/30/11 maturing 07/01/11 (collateralized by
			US Treasury Strips; $126,351; 0.00%; dated
Sasol Ltd	38,038	2,007	02/15/15 - 08/15/37)
SK Holdings Co Ltd	7,467	1,302	Investment in Joint Trading Account; Deutsche	37	37
Tatneft ADR	23,681	1,021	Bank Repurchase Agreement; 0.01% dated
	$ 25,185		06/30/11 maturing 07/01/11 (collateralized by
Pharmaceuticals - 0.27%			Sovereign Agency Issues; $38,238; 3.50% -
Dr Reddy's Laboratories Ltd	7,048	242	3.75%; dated 06/28/13 - 08/17/20)

See accompanying notes

130

     Schedule of Investments International Emerging Markets Account June 30, 2011 (unaudited)

Portfolio Summary (unaudited)

	Maturity		Country	Percent
	Amount		Korea, Republic Of	15 .98%
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)	Brazil	15 .90%
			Taiwan, Province Of China	11 .85%
Banks (continued)			China	11 .79%
Investment in Joint Trading Account; JP Morgan $	65	$ 65
Repurchase Agreement; 0.01% dated			South Africa	6 .87%
			Russian Federation	6 .42%
06/30/11 maturing 07/01/11 (collateralized by			Mexico	5 .47%
Sovereign Agency Issues; $66,501; 0.00% -
9.80%; dated 01/09/12 - 03/12/21)			India	5 .20%
			Hong Kong	3 .31%
Investment in Joint Trading Account; Merrill	108	108	Malaysia	3 .24%
Lynch Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by			Thailand	2 .71%
			Poland	2 .49%
Sovereign Agency Issues; $109,727; 0.00% -			Indonesia	1 .84%
8.10%; dated 07/11/11 - 11/18/30)
Investment in Joint Trading Account; Morgan	62	62	United States	1 .43%
			Turkey	1 .07%
Stanley Repurchase Agreement; 0.01% dated			Chile	0 .87%
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $63,176; 0.75% -			Argentina	0 .77%
			United Kingdom	0 .75%
4.75%; dated 04/20/12 - 10/28/15)			Peru	0 .41%
		$ 396	Hungary	0 .36%
TOTAL REPURCHASE AGREEMENTS		$ 396	Ukraine	0 .31%
Total Investments		$ 181,756	Netherlands	0 .24%
Other Assets in Excess of Liabilities, Net - 0.52%		$ 945	Philippines	0 .20%
TOTAL NET ASSETS - 100.00%		$ 182,701	Other Assets in Excess of Liabilities, Net	0 .52%
			TOTAL NET ASSETS	100.00%
(a) Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $3,698 or 2.02% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $408 or 0.22% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 31,928
Unrealized Depreciation		(5,609)
Net Unrealized Appreciation (Depreciation)		$ 26,319
Cost for federal income tax purposes		$ 155,437
All dollar amounts are shown in thousands (000's)

See accompanying notes

131

Schedule of Investments
LargeCap Blend Account II
June 30, 2011 (unaudited)

COMMON STOCKS - 96.92%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.14%			Beverages (continued)
Interpublic Group of Cos Inc	3,512 $	44	PepsiCo Inc	30,621 $	2,156
Lamar Advertising Co (a)	600	16		$ 3,611
Omnicom Group Inc	3,898	188	Biotechnology - 1.17%
	$ 248		Amgen Inc (a)	9,685	565
Aerospace & Defense - 1.70%			Biogen Idec Inc (a)	2,051	220
Boeing Co/The	8,098	598	Celgene Corp (a)	4,666	282
General Dynamics Corp	2,240	167	Gilead Sciences Inc (a)	8,814	364
Goodrich Corp	700	67	Human Genome Sciences Inc (a)	27,400	672
L-3 Communications Holdings Inc	797	70		$ 2,103
Lockheed Martin Corp	2,245	182	Building Materials - 0.50%
Northrop Grumman Corp	1,442	100	Masco Corp	74,180	892
Orbital Sciences Corp (a)	52,220	880
Raytheon Co	1,822	91	Chemicals - 2.15%
Rockwell Collins Inc	1,086	67	Air Products & Chemicals Inc	9,944	950
United Technologies Corp	9,254	819	CF Industries Holdings Inc	495	70
	$ 3,041		Dow Chemical Co/The	8,449	304
Agriculture - 1.84%			Eastman Chemical Co	1,023	104
Altria Group Inc	15,320	404	Ecolab Inc	9,470	534
Archer-Daniels-Midland Co	4,003	121	EI du Pont de Nemours & Co	5,906	320
Lorillard Inc	760	83	FMC Corp	519	45
Philip Morris International Inc	38,889	2,597	International Flavors & Fragrances Inc	567	36
Reynolds American Inc	2,321	86	Monsanto Co	5,631	409
	$ 3,291		Potash Corp of Saskatchewan Inc	6,940	395
Airlines - 0.06%			PPG Industries Inc	1,945	177
Southwest Airlines Co	10,036	115	Praxair Inc	2,783	302
			Sherwin-Williams Co/The	1,736	145
Apparel - 0.36%			Sigma-Aldrich Corp	881	65
Coach Inc	3,226	206		$ 3,856
Nike Inc	3,441	310	Coal - 0.16%
Polo Ralph Lauren Corp	412	55	Alpha Natural Resources Inc (a)	1,633	74
VF Corp	611	66	Arch Coal Inc	1,100	29
	$ 637		Peabody Energy Corp	3,054	180
Automobile Manufacturers - 0.37%				$ 283
Ford Motor Co (a)	26,375	363	Commercial Services - 1.69%
General Motors Co (a)	7,280	222	Apollo Group Inc (a)	888	39
PACCAR Inc	1,508	77	Automatic Data Processing Inc	4,511	237
	$ 662		DeVry Inc	443	26
Automobile Parts & Equipment - 0.93%			Equifax Inc	912	32
Johnson Controls Inc	39,638	1,651	H&R Block Inc	5,421	87
TRW Automotive Holdings Corp (a)	300	18	Mastercard Inc	1,107	334
	$ 1,669		Moody's Corp	41,256	1,582
Banks - 6.76%			Paychex Inc	2,927	90
Bank of America Corp	122,372	1,341	Robert Half International Inc	900	24
Bank of New York Mellon Corp/The	8,137	208	RR Donnelley & Sons Co	1,480	29
BB&T Corp	2,888	78	SAIC Inc (a)	2,124	36
Capital One Financial Corp	2,461	127	Total System Services Inc	1,116	21
Citigroup Inc	30,911	1,287	Visa Inc	3,600	303
Comerica Inc	15,400	532	Western Union Co/The	9,418	189
Fifth Third Bancorp	14,119	180		$ 3,029
First Horizon National Corp	7,008	67	Computers - 6.01%
Goldman Sachs Group Inc/The	4,459	593	Accenture PLC - Class A	1,700	103
JP Morgan Chase & Co	68,534	2,806	Apple Inc (a)	13,700	4,599
KeyCorp	5,832	49	Cognizant Technology Solutions Corp (a)	1,297	95
M&T Bank Corp	1,530	135	Computer Sciences Corp	1,600	61
Morgan Stanley	14,136	325	Dell Inc (a)	20,177	336
Northern Trust Corp	1,900	87	EMC Corp/Massachusetts (a)	16,002	441
PNC Financial Services Group Inc	5,195	310	Hewlett-Packard Co	21,082	767
State Street Corp	4,817	217	IBM Corp	18,901	3,243
SunTrust Banks Inc	3,339	87	Lexmark International Inc (a)	560	16
US Bancorp	18,724	477	NetApp Inc (a)	16,351	863
Wells Fargo & Co	112,635	3,161	SanDisk Corp (a)	4,355	181
Zions Bancorporation	2,000	48	Western Digital Corp (a)	1,626	59
	$ 12,115			$ 10,764
Beverages - 2.01%			Consumer Products - 0.19%
Brown-Forman Corp	723	54	Avery Dennison Corp	772	30
Coca-Cola Co/The	17,231	1,160	Kimberly-Clark Corp	4,577	304
Coca-Cola Enterprises Inc	2,370	69		$ 334
Constellation Brands Inc (a)	1,379	29	Cosmetics & Personal Care - 1.94%
Dr Pepper Snapple Group Inc	1,604	67	Avon Products Inc	5,200	146
Molson Coors Brewing Co	1,700	76	Colgate-Palmolive Co	5,929	518

See accompanying notes

132

Schedule of Investments
LargeCap Blend Account II
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Cosmetics & Personal Care (continued)			Engineering & Construction - 0.13%
Estee Lauder Cos Inc/The	815 $	86	Fluor Corp	2,276 $	147
Procter & Gamble Co	42,813	2,721	Foster Wheeler AG (a)	700	21
	$ 3,471		Jacobs Engineering Group Inc (a)	895	39
Distribution & Wholesale - 0.10%			McDermott International Inc (a)	1,500	30
Fastenal Co	1,300	47		$ 237
Genuine Parts Co	1,396	76	Entertainment - 0.06%
WW Grainger Inc	425	65	International Game Technology	6,200	109
	$ 188
Diversified Financial Services - 2.15%			Environmental Control - 0.09%
American Express Co	29,605	1,531	Republic Services Inc	2,660	82
Ameriprise Financial Inc	2,692	155	Waste Management Inc	2,017	75
BlackRock Inc	486	93		$ 157
Charles Schwab Corp/The	51,458	846	Food - 2.60%
CME Group Inc	761	222	Campbell Soup Co	1,284	44
Discover Financial Services	6,955	186	ConAgra Foods Inc	4,721	122
Federated Investors Inc	704	17	Dean Foods Co (a)	1,324	16
Franklin Resources Inc	1,675	220	General Mills Inc	8,956	333
IntercontinentalExchange Inc (a)	300	37	HJ Heinz Co	1,660	89
Invesco Ltd	6,547	153	Hormel Foods Corp	938	28
Janus Capital Group Inc	1,277	12	JM Smucker Co/The	849	65
Legg Mason Inc	2,400	79	Kellogg Co	31,120	1,722
NASDAQ OMX Group Inc/The (a)	1,065	27	Kraft Foods Inc	12,672	447
NYSE Euronext	3,687	127	Kroger Co/The	4,600	114
SLM Corp	5,100	86	McCormick & Co Inc/MD	26,960	1,336
T Rowe Price Group Inc	1,098	66	Safeway Inc	2,552	60
	$ 3,857		Sysco Corp	2,996	93
Electric - 1.63%			Tyson Foods Inc	2,025	39
AES Corp/The (a)	20,602	262	Whole Foods Market Inc	2,412	153
Ameren Corp	1,711	49		$ 4,661
American Electric Power Co Inc	2,040	77	Forest Products & Paper - 0.80%
Calpine Corp (a)	4,400	71	International Paper Co	46,472	1,386
CMS Energy Corp	1,656	33	MeadWestvaco Corp	1,233	41
Consolidated Edison Inc	1,427	76		$ 1,427
Constellation Energy Group Inc	4,000	152	Gas - 0.59%
Dominion Resources Inc/VA	2,964	143	CenterPoint Energy Inc	9,016	174
DTE Energy Co	1,220	61	Nicor Inc	329	18
Duke Energy Corp	6,162	116	NiSource Inc	1,990	40
Edison International	3,251	126	Sempra Energy	15,502	820
Entergy Corp	3,530	241		$ 1,052
Exelon Corp	8,698	373	Hand & Machine Tools - 0.07%
FirstEnergy Corp	6,275	277	Stanley Black & Decker Inc	1,647	119
Integrys Energy Group Inc	548	28
NextEra Energy Inc	2,005	115	Healthcare - Products - 2.79%
NRG Energy Inc (a)	1,738	43	Baxter International Inc	5,511	329
Pepco Holdings Inc	1,627	32	Becton Dickinson and Co	937	81
PG&E Corp	1,748	73	Boston Scientific Corp (a)	15,315	106
Pinnacle West Capital Corp	779	35	CareFusion Corp (a)	1,531	41
PPL Corp	4,556	127	Covidien PLC	5,703	303
Public Service Enterprise Group Inc	2,380	78	CR Bard Inc	500	55
SCANA Corp	804	32	DENTSPLY International Inc	2,100	80
Southern Co	3,958	160	Edwards Lifesciences Corp (a)	7,860	685
TECO Energy Inc	3,200	60	Hospira Inc (a)	600	34
Xcel Energy Inc	3,397	82	Johnson & Johnson	34,641	2,304
	$ 2,922		Medtronic Inc	8,199	316
Electrical Components & Equipment - 0.38%			Patterson Cos Inc	690	23
Emerson Electric Co	11,207	631	St Jude Medical Inc	1,691	81
Energizer Holdings Inc (a)	600	43	Stryker Corp	4,981	293
	$ 674		Varian Medical Systems Inc (a)	847	59
Electronics - 0.43%			Zimmer Holdings Inc (a)	3,219	203
Agilent Technologies Inc (a)	3,548	181		$ 4,993
Jabil Circuit Inc	1,379	28	Healthcare - Services - 1.26%
PerkinElmer Inc	797	21	Aetna Inc	14,499	639
TE Connectivity Ltd	4,400	162	CIGNA Corp	3,125	161
Thermo Fisher Scientific Inc (a)	4,157	268	Coventry Health Care Inc (a)	1,083	39
Waters Corp (a)	1,130	108	DaVita Inc (a)	1,559	135
	$ 768		HCA Holdings Inc (a)	1,800	59
Energy - Alternate Sources - 0.01%			Humana Inc	1,376	111
First Solar Inc (a)	200	26	Laboratory Corp of America Holdings (a)	722	70
			Quest Diagnostics Inc	2,237	132
			Tenet Healthcare Corp (a)	3,513	22

See accompanying notes

133

Schedule of Investments
LargeCap Blend Account II
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Services (continued)			Machinery - Diversified - 1.10%
UnitedHealth Group Inc	11,177 $	577	Cummins Inc	9,608 $	994
WellPoint Inc	3,960	312	Deere & Co	10,607	874
	$ 2,257		Flowserve Corp	382	42
Holding Companies - Diversified - 0.03%			Roper Industries Inc	668	56
Leucadia National Corp	1,428	49		$ 1,966
			Media - 3.14%
Home Builders - 0.90%			CBS Corp	3,277	93
Lennar Corp	22,080	401	Comcast Corp - Class A	25,590	648
Toll Brothers Inc (a)	58,720	1,218	DIRECTV (a)	7,369	375
	$ 1,619		Discovery Communications Inc - C Shares (a)	2,450	90
Home Furnishings - 0.04%			Gannett Co Inc	1,705	25
Harman International Industries Inc	1,778	81	McGraw-Hill Cos Inc/The	2,181	92
			News Corp - Class A	10,846	192
Housewares - 0.02%			News Corp - Class B	79,870	1,444
Newell Rubbermaid Inc	2,004	32	Scripps Networks Interactive	642	31
			Time Warner Cable Inc	3,866	302
Insurance - 3.03%			Time Warner Inc	11,656	424
ACE Ltd	2,928	192	Viacom Inc	2,870	146
Aflac Inc	4,616	216	Walt Disney Co/The	44,834	1,750
Allstate Corp/The	7,629	233	Washington Post Co/The	41	17
American International Group Inc (a)	3,144	92		$ 5,629
Aon Corp	5,309	272	Metal Fabrication & Hardware - 0.14%
Assurant Inc	687	25	Precision Castparts Corp	1,498	247
Berkshire Hathaway Inc - Class A (a)	6	697
Berkshire Hathaway Inc - Class B (a)	12,678	981	Mining - 1.00%
Chubb Corp	3,954	247	Alcoa Inc	4,875	77
Cincinnati Financial Corp	1,172	34	Barrick Gold Corp	1,200	55
Hartford Financial Services Group Inc	4,377	116	Eldorado Gold Corp	3,400	50
Lincoln National Corp	2,250	64	Freeport-McMoRan Copper & Gold Inc	19,684	1,042
Loews Corp	4,039	170	Newmont Mining Corp	8,809	475
Marsh & McLennan Cos Inc	7,670	239	Vulcan Materials Co	2,500	96
MetLife Inc	29,821	1,309		$ 1,795
Progressive Corp/The	4,684	100	Miscellaneous Manufacturing - 4.72%
Prudential Financial Inc	3,401	216	3M Co	15,571	1,476
Torchmark Corp	595	38	Cooper Industries PLC	1,900	113
Travelers Cos Inc/The	2,194	128	Danaher Corp	7,650	405
Unum Group	2,297	59	Dover Corp	1,286	87
	$ 5,428		Eaton Corp	15,438	794
Internet - 2.57%			General Electric Co	150,102	2,832
Amazon.com Inc (a)	3,722	761	Harsco Corp	19,710	643
eBay Inc (a)	7,202	233	Honeywell International Inc	23,308	1,389
Expedia Inc	1,520	44	Illinois Tool Works Inc	2,433	137
Google Inc (a)	5,704	2,889	Ingersoll-Rand PLC	4,688	213
Liberty Media Corp - Interactive (a)	4,900	82	ITT Corp	1,264	75
Netflix Inc (a)	506	132	Parker Hannifin Corp	1,111	100
Priceline.com Inc (a)	529	271	Textron Inc	3,100	73
Symantec Corp (a)	5,371	106	Tyco International Ltd	2,386	118
Yahoo! Inc (a)	5,702	86		$ 8,455
	$ 4,604		Office & Business Equipment - 0.11%
Iron & Steel - 0.22%			Pitney Bowes Inc	1,495	34
Cliffs Natural Resources Inc	1,844	170	Xerox Corp	16,408	171
Nucor Corp	4,023	166		$ 205
United States Steel Corp	1,400	65	Oil & Gas - 9.89%
	$ 401		Anadarko Petroleum Corp	2,406	185
Leisure Products & Services - 0.55%			Apache Corp	12,854	1,587
Carnival Corp	5,218	196	Chesapeake Energy Corp	2,790	83
Harley-Davidson Inc	19,443	797	Chevron Corp	25,943	2,667
	$ 993		Cimarex Energy Co	400	36
Lodging - 0.31%			Concho Resources Inc/Midland TX (a)	500	46
Las Vegas Sands Corp (a)	4,100	173	ConocoPhillips	10,631	799
Marriott International Inc/DE	4,576	162	Denbury Resources Inc (a)	2,821	56
Starwood Hotels & Resorts Worldwide Inc	2,654	149	Devon Energy Corp	4,076	321
Wyndham Worldwide Corp	1,287	43	Diamond Offshore Drilling Inc	10,180	717
Wynn Resorts Ltd	200	29	EOG Resources Inc	2,247	234
	$ 556		EQT Corp	1,200	63
Machinery - Construction & Mining - 0.42%			Exxon Mobil Corp	77,984	6,346
Caterpillar Inc	5,637	600	Helmerich & Payne Inc	759	50
Joy Global Inc	1,637	156	Hess Corp	3,300	247
	$ 756		Marathon Oil Corp	3,495	184
			Murphy Oil Corp	3,966	261
			Nabors Industries Ltd (a)	2,045	50

See accompanying notes

134

Schedule of Investments
LargeCap Blend Account II
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)			Retail - 4.37%
Newfield Exploration Co (a)	13,462 $	916	Abercrombie & Fitch Co	598 $	40
Noble Corp	2,100	83	AutoZone Inc (a)	691	203
Noble Energy Inc	837	75	Bed Bath & Beyond Inc (a)	5,210	304
Occidental Petroleum Corp	6,148	640	Best Buy Co Inc	2,325	73
Petroleo Brasileiro SA ADR	17,980	609	Big Lots Inc (a)	594	20
Range Resources Corp	1,400	78	CarMax Inc (a)	5,100	169
Rowan Cos Inc (a)	819	32	Chipotle Mexican Grill Inc (a)	413	128
Southwestern Energy Co (a)	2,100	90	Costco Wholesale Corp	1,852	150
Suncor Energy Inc	2,500	98	CVS Caremark Corp	12,340	464
Sunoco Inc	861	36	Darden Restaurants Inc	1,006	50
Tesoro Corp (a)	1,017	23	Dollar General Corp (a)	4,100	139
Total SA ADR	16,210	937	Family Dollar Stores Inc	878	46
Valero Energy Corp	6,806	174	GameStop Corp (a)	1,055	28
	$ 17,723		Gap Inc/The	5,000	90
Oil & Gas Services - 2.49%			Home Depot Inc	13,284	481
Baker Hughes Inc	5,387	391	Kohl's Corp	6,326	316
Cameron International Corp (a)	1,769	89	Lowe's Cos Inc	9,305	217
FMC Technologies Inc (a)	3,400	152	Ltd Brands Inc	1,815	70
Halliburton Co	24,898	1,270	Macy's Inc	7,508	220
National Oilwell Varco Inc	18,513	1,448	McDonald's Corp	8,755	738
Schlumberger Ltd	12,864	1,111	Nordstrom Inc	1,142	54
	$ 4,461		O'Reilly Automotive Inc (a)	992	65
Packaging & Containers - 0.06%			RadioShack Corp	726	10
Ball Corp	1,162	45	Ross Stores Inc	2,356	189
Owens-Illinois Inc (a)	1,182	30	Staples Inc	48,884	772
Sealed Air Corp	1,146	27	Starbucks Corp	8,413	332
	$ 102		Target Corp	3,441	161
Pharmaceuticals - 6.46%			Tiffany & Co	920	72
Abbott Laboratories	10,645	560	Tim Hortons Inc	1,000	49
Allergan Inc/United States	2,701	225	TJX Cos Inc	1,983	104
AmerisourceBergen Corp	32,901	1,362	Walgreen Co	8,876	377
Bristol-Myers Squibb Co	54,347	1,574	Wal-Mart Stores Inc	22,071	1,173
Cardinal Health Inc	1,818	83	Yum! Brands Inc	9,388	519
Eli Lilly & Co	5,133	193		$ 7,823
Express Scripts Inc (a)	5,173	279	Savings & Loans - 0.04%
Forest Laboratories Inc (a)	2,089	82	Hudson City Bancorp Inc	3,415	28
GlaxoSmithKline PLC ADR	13,560	582	People's United Financial Inc	2,704	36
McKesson Corp	3,170	265		$ 64
Medco Health Solutions Inc (a)	3,980	225	Semiconductors - 2.80%
Merck & Co Inc	25,661	905	Advanced Micro Devices Inc (a)	6,397	45
Novartis AG ADR	21,640	1,323	Altera Corp	2,197	102
Pfizer Inc	162,409	3,345	Analog Devices Inc	1,976	77
Sanofi-Aventis SA - Rights (a)	1,109	3	Applied Materials Inc	12,940	168
Warner Chilcott PLC	21,090	509	ASML Holding NV	38,710	1,431
Watson Pharmaceuticals Inc (a)	871	60	Broadcom Corp	6,922	233
	$ 11,575		Intel Corp	40,003	886
Pipelines - 0.36%			KLA-Tencor Corp	1,186	48
El Paso Corp	11,177	226	Lam Research Corp (a)	2,200	97
Spectra Energy Corp	8,143	223	Linear Technology Corp	1,592	53
Williams Cos Inc	6,300	191	LSI Corp (a)	4,534	32
			Marvell Technology Group Ltd (a)	9,300	137
	$ 640		Micron Technology Inc (a)	15,578	117
Real Estate - 0.06%			Novellus Systems Inc (a)	651	24
CB Richard Ellis Group Inc (a)	4,567	115	NVIDIA Corp (a)	6,627	106
			Teradyne Inc (a)	1,223	18
REITS - 0.80%
AvalonBay Communities Inc	563	72	Texas Instruments Inc	30,788	1,010
Boston Properties Inc	900	95	Xilinx Inc	11,710	427
Equity Residential	1,388	83		$ 5,011
HCP Inc	1,950	72	Software - 3.71%
Health Care REIT Inc	1,239	65	Adobe Systems Inc (a)	7,988	251
Host Hotels & Resorts Inc	4,513	76	Autodesk Inc (a)	27,644	1,067
Kimco Realty Corp	2,898	54	BMC Software Inc (a)	1,261	69
Plum Creek Timber Co Inc	1,111	45	CA Inc	9,631	220
ProLogis Inc	1,894	68	Cerner Corp (a)	1,042	64
Public Storage Inc	1,055	121	Citrix Systems Inc (a)	1,336	107
Simon Property Group Inc	3,200	372	Compuware Corp (a)	1,581	15
Ventas Inc	1,082	57	Dun & Bradstreet Corp	353	27
Vornado Realty Trust	1,971	184	Electronic Arts Inc (a)	1,300	31
Weyerhaeuser Co	3,608	79	Fidelity National Information Services Inc	1,200	37
	$ 1,443		Fiserv Inc (a)	1,028	64
			Intuit Inc (a)	1,870	97

See accompanying notes

135

Schedule of Investments LargeCap Blend Account II June 30, 2011 (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)		Maturity
Software (continued)				Amount
Microsoft Corp	108,518 $	2,822	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Oracle Corp	48,913	1,609	Banks (continued)
Red Hat Inc (a)	2,200	101	Investment in Joint Trading Account; Morgan	$ 445	$ 445
Salesforce.com Inc (a)	501	75	Stanley Repurchase Agreement; 0.01% dated
		$ 6,656	06/30/11 maturing 07/01/11 (collateralized by
Telecommunications - 4.35%			Sovereign Agency Issues; $453,869; 0.75% -
American Tower Corp (a)	16,469	861	4.75%; dated 04/20/12 - 10/28/15)
AT&T Inc	64,516	2,026			$ 2,845
CenturyLink Inc	3,282	133	TOTAL REPURCHASE AGREEMENTS		$ 2,845
Cisco Systems Inc	44,669	697	Total Investments		$ 176,510
Corning Inc	15,477	281	Other Assets in Excess of Liabilities, Net - 1.49%		$ 2,663
Crown Castle International Corp (a)	3,600	147	TOTAL NET ASSETS - 100.00%		$ 179,173
Harris Corp	1,304	59
Juniper Networks Inc (a)	16,103	507
Motorola Mobility Holdings Inc (a)	3,450	76	(a) Non-Income Producing Security
Motorola Solutions Inc (a)	1,735	80
Qualcomm Inc	14,113	802
Sprint Nextel Corp (a)	28,900	156
			Unrealized Appreciation (Depreciation)
Tellabs Inc	2,789	13	The net federal income tax unrealized appreciation (depreciation) and federal tax
Verizon Communications Inc	51,612	1,921	cost of investments held as of the period end were as follows:
Windstream Corp	3,154	41
		$ 7,800	Unrealized Appreciation		$ 31,399
Textiles - 0.02%			Unrealized Depreciation		(5,166)
Cintas Corp	1,100	36	Net Unrealized Appreciation (Depreciation)		$ 26,233
			Cost for federal income tax purposes		$ 150,277
Toys, Games & Hobbies - 0.05%			All dollar amounts are shown in thousands (000's)
Hasbro Inc	800	35
Mattel Inc	2,000	55	Portfolio Summary (unaudited)
		$ 90	Sector		Percent
Transportation - 2.09%			Consumer, Non-cyclical		21 .96%
CH Robinson Worldwide Inc	800	63	Financial		14 .43%
CSX Corp	5,469	143	Energy		12 .91%
Expeditors International of Washington Inc	2,030	104	Technology		12 .63%
FedEx Corp	3,436	326	Industrial		11 .83%
Norfolk Southern Corp	14,286	1,071	Communications		10 .20%
Ryder System Inc	800	46	Consumer, Cyclical		8 .13%
Union Pacific Corp	5,077	530	Basic Materials		4 .17%
United Parcel Service Inc	20,010	1,459	Utilities		2 .22%
		$ 3,742	Diversified		0 .03%
TOTAL COMMON STOCKS		$ 173,665	Other Assets in Excess of Liabilities, Net		1 .49%
	Maturity		TOTAL NET ASSETS		100.00%
	Amount
REPURCHASE AGREEMENTS - 1.59%	(000's)	Value (000's)
Banks - 1.59%
Investment in Joint Trading Account; Credit Suisse $	890	$ 890
Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
US Treasury Strips; $907,739; 0.00%; dated
02/15/15 - 08/15/37)
Investment in Joint Trading Account; Deutsche	269	269
Bank Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $274,710; 3.50% -
3.75%; dated 06/28/13 - 08/17/20)
Investment in Joint Trading Account; JP Morgan	468	468
Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $477,758; 0.00% -
9.80%; dated 01/09/12 - 03/12/21)
Investment in Joint Trading Account; Merrill	773	773
Lynch Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $788,300; 0.00% -
8.10%; dated 07/11/11 - 11/18/30)

See accompanying notes

136

Schedule of Investments
LargeCap Blend Account II
June 30, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2011	Long	62 $	3,969	$ 4,078	$ 109
					$ 109
All dollar amounts are shown in thousands (000's)

See accompanying notes

137

Schedule of Investments
LargeCap Growth Account
June 30, 2011 (unaudited)

COMMON STOCKS - 99.86%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Automobile Manufacturers - 2.95%			Media - 1.07%
Ford Motor Co (a)	449,431 $	6,198	DIRECTV (a)	44,000 $	2,236

Banks - 0.97%			Oil & Gas - 7.03%
Capital One Financial Corp	39,551	2,044	Apache Corp	34,000	4,195
			Cabot Oil & Gas Corp	36,278	2,406
Beverages - 2.08%			ConocoPhillips	44,000	3,308
Coca-Cola Co/The	65,000	4,374	Ensco PLC ADR	52,000	2,772
			Occidental Petroleum Corp	20,000	2,081
Biotechnology - 2.62%					$ 14,762
Gilead Sciences Inc (a)	51,000	2,112	Oil & Gas Services - 2.05%
Illumina Inc (a)	44,929	3,376	National Oilwell Varco Inc	55,000	4,302
	$ 5,488
Chemicals - 4.91%			Pharmaceuticals - 6.99%
Dow Chemical Co/The	52,000	1,872	Allergan Inc/United States	44,000	3,663
EI du Pont de Nemours & Co	40,000	2,162	Pfizer Inc	228,000	4,697
Monsanto Co	45,000	3,264	Valeant Pharmaceuticals International Inc	21,000	1,091
Potash Corp of Saskatchewan Inc	52,900	3,015	Watson Pharmaceuticals Inc (a)	76,000	5,223
	$ 10,313				$ 14,674
Commercial Services - 6.04%			Retail - 7.85%
Mastercard Inc	18,134	5,464	Bed Bath & Beyond Inc (a)	82,700	4,827
Moody's Corp	53,000	2,033	Home Depot Inc	112,600	4,078
Visa Inc	61,474	5,180	Ltd Brands Inc	41,000	1,577
	$ 12,677		Starbucks Corp	151,700	5,991
Computers - 12.54%					$ 16,473
Accenture PLC - Class A	75,000	4,531	Software - 4.64%
Apple Inc (a)	29,022	9,742	Oracle Corp	187,000	6,154
Cognizant Technology Solutions Corp (a)	58,901	4,320	Salesforce.com Inc (a)	24,000	3,576
NetApp Inc (a)	78,754	4,157			$ 9,730
Riverbed Technology Inc (a)	32,000	1,267	Telecommunications - 6.38%
SanDisk Corp (a)	55,451	2,301	Acme Packet Inc (a)	14,000	982
	$ 26,318		JDS Uniphase Corp (a)	108,100	1,801
Cosmetics & Personal Care - 2.26%			Juniper Networks Inc (a)	61,000	1,922
Estee Lauder Cos Inc/The	45,038	4,737	MetroPCS Communications Inc (a)	102,000	1,755
			Qualcomm Inc	122,000	6,928
Diversified Financial Services - 3.78%					$ 13,388
American Express Co	110,300	5,702	Transportation - 1.70%
Discover Financial Services	83,167	2,225	FedEx Corp	37,500	3,557
	$ 7,927
Electronics - 4.45%			TOTAL COMMON STOCKS		$ 209,560
Agilent Technologies Inc (a)	91,000	4,651		Maturity
Thermo Fisher Scientific Inc (a)	72,913	4,695		Amount
	$ 9,346		REPURCHASE AGREEMENTS - 0.08%	(000's)	Value (000's)
Food - 2.43%			Banks - 0.08%
Hershey Co/The	24,186	1,375	Investment in Joint Trading Account; Credit Suisse $ 53		$ 52
Whole Foods Market Inc	58,700	3,724	Repurchase Agreement; 0.01% dated
	$ 5,099		06/30/11 maturing 07/01/11 (collateralized by
Healthcare - Products - 1.85%			US Treasury Strips; $53,559; 0.00%; dated
St Jude Medical Inc	41,000	1,955	02/15/15 - 08/15/37)
Stryker Corp	33,000	1,937	Investment in Joint Trading Account; Deutsche	16	16
	$ 3,892		Bank Repurchase Agreement; 0.01% dated
Healthcare - Services - 1.06%			06/30/11 maturing 07/01/11 (collateralized by
UnitedHealth Group Inc	43,000	2,218	Sovereign Agency Issues; $16,209; 3.50% -
			3.75%; dated 06/28/13 - 08/17/20)
Internet - 5.23%			Investment in Joint Trading Account; JP Morgan	28	28
Amazon.com Inc (a)	27,600	5,644	Repurchase Agreement; 0.01% dated
Priceline.com Inc (a)	10,400	5,324	06/30/11 maturing 07/01/11 (collateralized by
	$ 10,968		Sovereign Agency Issues; $28,190; 0.00% -
Lodging - 2.17%			9.80%; dated 01/09/12 - 03/12/21)
Las Vegas Sands Corp (a)	107,800	4,550	Investment in Joint Trading Account; Merrill	46	46
			Lynch Repurchase Agreement; 0.01% dated
Machinery - Construction & Mining - 2.93%			06/30/11 maturing 07/01/11 (collateralized by
Caterpillar Inc	57,800	6,153	Sovereign Agency Issues; $46,512; 0.00% -
			8.10%; dated 07/11/11 - 11/18/30)
Machinery - Diversified - 3.88%
Cummins Inc	9,000	931
Deere & Co	66,341	5,470
Rockwell Automation Inc	20,000	1,735
	$ 8,136

See accompanying notes

138

Schedule of Investments
LargeCap Growth Account
June 30, 2011 (unaudited)

Maturity
Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Morgan	$ 26	$ 26
Stanley Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $26,780; 0.75% -
4.75%; dated 04/20/12 - 10/28/15)
$ 168
TOTAL REPURCHASE AGREEMENTS		$ 168
Total Investments		$ 209,728
Other Assets in Excess of Liabilities, Net - 0.06%		$ 127
TOTAL NET ASSETS - 100.00%		$ 209,855

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 53,411
Unrealized Depreciation	(2,996)
Net Unrealized Appreciation (Depreciation)	$ 50,415
Cost for federal income tax purposes	$ 159,313
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	25 .33%
Technology	17 .18%
Consumer, Cyclical	12 .97%
Industrial	12 .96%
Communications	12 .68%
Energy	9 .08%
Basic Materials	4 .91%
Financial	4 .83%
Other Assets in Excess of Liabilities, Net	0 .06%
TOTAL NET ASSETS	100.00%

See accompanying notes

139

Schedule of Investments
LargeCap Growth Account I
June 30, 2011 (unaudited)

COMMON STOCKS - 97.89%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.05%			Chemicals (continued)
Interpublic Group of Cos Inc	1,972 $	25	International Flavors & Fragrances Inc	823 $	53
Omnicom Group Inc	1,976	95	Kronos Worldwide Inc	234	7
	$ 120		Lubrizol Corp	437	59
Aerospace & Defense - 1.54%			LyondellBasell Industries NV	229	9
Alliant Techsystems Inc	45	3	Monsanto Co	10,099	732
BE Aerospace Inc (a)	989	40	Mosaic Co/The	1,992	135
Boeing Co/The	26,214	1,938	PPG Industries Inc	1,146	104
Lockheed Martin Corp	1,729	140	Praxair Inc	27,424	2,973
Rockwell Collins Inc	1,066	66	Rockwood Holdings Inc (a)	699	39
TransDigm Group Inc (a)	510	47	Sherwin-Williams Co/The	967	81
United Technologies Corp	19,292	1,707	Sigma-Aldrich Corp	883	65
	$ 3,941		Solutia Inc (a)	1,318	30
Agriculture - 0.47%			Valspar Corp	118	4
Altria Group Inc	11,949	315	WR Grace & Co (a)	712	32
Philip Morris International Inc	12,895	861		$ 5,266
Reynolds American Inc	1,101	41	Coal - 0.66%
	$ 1,217		Alpha Natural Resources Inc (a)	1,350	61
Airlines - 0.06%			Arch Coal Inc	188	5
Copa Holdings SA	272	18	Consol Energy Inc	1,388	67
Delta Air Lines Inc (a)	5,483	50	Peabody Energy Corp	25,227	1,486
Southwest Airlines Co	1,502	17	Walter Energy Inc	671	78
United Continental Holdings Inc (a)	2,930	67		$ 1,697
	$ 152		Commercial Services - 3.48%
Apparel - 1.54%			Aaron's Inc	628	18
Coach Inc	56,375	3,604	Alliance Data Systems Corp (a)	543	51
Deckers Outdoor Corp (a)	416	37	Apollo Group Inc (a)	1,282	56
Nike Inc	2,510	226	Automatic Data Processing Inc	3,028	160
Polo Ralph Lauren Corp	676	89	DeVry Inc	641	38
			Gartner Inc (a)	742	30
	$ 3,956		Genpact Ltd (a)	137,431	2,369
Automobile Manufacturers - 0.14%
Ford Motor Co (a)	14,701	203	Global Payments Inc	850	43
Navistar International Corp (a)	423	24	H&R Block Inc	1,935	31
			Hertz Global Holdings Inc (a)	2,597	41
PACCAR Inc	2,517	128	ITT Educational Services Inc (a)	321	25
	$ 355
Banks - 1.38%			Lender Processing Services Inc	987	21
Bank of New York Mellon Corp/The	82,816	2,122	Mastercard Inc	18,472	5,567
JP Morgan Chase & Co	33,300	1,363	Moody's Corp	2,117	81
Wells Fargo & Co	2,344	66	Paychex Inc	2,214	68
	$ 3,551		Pharmaceutical Product Development Inc	1,122	30
			SEI Investments Co	1,541	35
Beverages - 1.19%			Towers Watson & Co	66	4
Brown-Forman Corp	812	61	Verisk Analytics Inc (a)	1,079	37
Coca-Cola Co/The	12,115	815	Visa Inc	1,036	87
Coca-Cola Enterprises Inc	2,684	78	VistaPrint NV (a)	445	21
Dr Pepper Snapple Group Inc	1,693	71	Weight Watchers International Inc	327	25
Green Mountain Coffee Roasters Inc (a)	752	67
			Western Union Co/The	4,363	88
PepsiCo Inc	27,793	1,958		$ 8,926
	$ 3,050		Computers - 12.21%
Biotechnology - 1.59%			Accenture PLC - Class A	84,027	5,077
Alexion Pharmaceuticals Inc (a)	1,319	62
			Apple Inc (a)	41,275	13,856
Biogen Idec Inc (a)	5,797	620
			Cadence Design Systems Inc (a)	2,755	29
Celgene Corp (a)	27,379	1,652
			Cognizant Technology Solutions Corp (a)	45,710	3,353
Dendreon Corp (a)	10,300	406
			Dell Inc (a)	8,454	141
Gilead Sciences Inc (a)	5,608	232
Human Genome Sciences Inc (a)	37,100	911	DST Systems Inc	55	3
			EMC Corp/Massachusetts (a)	72,221	1,989
Illumina Inc (a)	906	68
			Fortinet Inc (a)	1,292	35
Life Technologies Corp (a)	197	10
Myriad Genetics Inc (a)	992	23	IBM Corp	8,571	1,470
			MICROS Systems Inc (a)	861	43
United Therapeutics Corp (a)	497	27
			NCR Corp (a)	1,344	25
Vertex Pharmaceuticals Inc (a)	1,118	58
			NetApp Inc (a)	78,371	4,136
	$ 4,069		SanDisk Corp (a)	26,800	1,112
Chemicals - 2.05%			Teradata Corp (a)	1,035	62
Air Products & Chemicals Inc	1,399	134		$ 31,331
Albemarle Corp	971	67	Consumer Products - 0.10%
Celanese Corp	1,617	86	Avery Dennison Corp	90	4
CF Industries Holdings Inc	433	61	Kimberly-Clark Corp	2,632	175
Eastman Chemical Co	765	78	Scotts Miracle-Gro Co/The	475	24
Ecolab Inc	1,402	79	Tupperware Brands Corp	621	42
EI du Pont de Nemours & Co	6,716	363
FMC Corp	773	67		$ 245
Huntsman Corp	404	8	Cosmetics & Personal Care - 0.18%
			Avon Products Inc	2,591	72

See accompanying notes

140

Schedule of Investments LargeCap Growth Account I June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Cosmetics & Personal Care (continued)			Food (continued)
Colgate-Palmolive Co	2,705 $	236	Sara Lee Corp	2,977 $	56
Estee Lauder Cos Inc/The	692	73	Sysco Corp	3,533	110
Procter & Gamble Co	1,299	83	Whole Foods Market Inc	11,483	729
	$ 464			$ 1,376
Distribution & Wholesale - 0.47%			Forest Products & Paper - 0.01%
Fastenal Co	27,607	993	International Paper Co	1,000	30
Fossil Inc (a)	564	66
Genuine Parts Co	462	25	Gas - 0.00%
LKQ Corp (a)	1,518	40	National Fuel Gas Co	130	9
WESCO International Inc (a)	147	8
WW Grainger Inc	408	63	Hand & Machine Tools - 0.01%
	$ 1,195		Kennametal Inc	103	4
Diversified Financial Services - 2.74%			Lincoln Electric Holdings Inc	558	20
Affiliated Managers Group Inc (a)	401	41	Snap-On Inc	113	7
American Express Co	4,330	224		$ 31
BlackRock Inc	310	59	Healthcare - Products - 4.34%
CBOE Holdings Inc	567	14	Baxter International Inc	16,258	970
Charles Schwab Corp/The	185,606	3,053	Becton Dickinson and Co	1,337	115
Discover Financial Services	581	15	Bruker BioSciences Corp (a)	913	19
Eaton Vance Corp	1,186	36	CareFusion Corp (a)	407	11
Federated Investors Inc	789	19	Cooper Cos Inc/The	93	7
Franklin Resources Inc	19,587	2,572	Covidien PLC	1,861	99
IntercontinentalExchange Inc (a)	6,511	812	CR Bard Inc	520	57
NASDAQ OMX Group Inc/The (a)	179	4	DENTSPLY International Inc	620	24
T Rowe Price Group Inc	1,768	107	Edwards Lifesciences Corp (a)	11,401	994
TD Ameritrade Holding Corp	2,344	46	Gen-Probe Inc (a)	516	36
Waddell & Reed Financial Inc	889	32	Henry Schein Inc (a)	526	38
	$ 7,034		Hill-Rom Holdings Inc	550	25
Electric - 0.01%			IDEXX Laboratories Inc (a)	37,667	2,921
ITC Holdings Corp	438	31	Intuitive Surgical Inc (a)	10,040	3,736
			Johnson & Johnson	3,427	228
Electrical Components & Equipment - 0.63%			Kinetic Concepts Inc (a)	540	31
AMETEK Inc	1,644	74	Medtronic Inc	6,581	254
Emerson Electric Co	27,397	1,541	Patterson Cos Inc	443	15
General Cable Corp (a)	192	8	Sirona Dental Systems Inc (a)	600	32
	$ 1,623		St Jude Medical Inc	2,271	108
Electronics - 2.28%			Stryker Corp	22,334	1,311
Agilent Technologies Inc (a)	2,394	122	Techne Corp	380	32
Amphenol Corp	56,390	3,044	Varian Medical Systems Inc (a)	1,264	88
Dolby Laboratories Inc (a)	554	24		$ 11,151
FLIR Systems Inc	1,696	57	Healthcare - Services - 3.21%
Garmin Ltd	76	3	AMERIGROUP Corp (a)	314	22
Jabil Circuit Inc	1,714	35	Brookdale Senior Living Inc (a)	913	22
Mettler-Toledo International Inc (a)	356	60	Covance Inc (a)	62,125	3,689
National Instruments Corp	80,813	2,399	DaVita Inc (a)	33,935	2,939
Thomas & Betts Corp (a)	82	4	HCA Holdings Inc (a)	871	29
Trimble Navigation Ltd (a)	1,302	52	Health Management Associates Inc (a)	2,548	28
Waters Corp (a)	652	63	Laboratory Corp of America Holdings (a)	697	67
	$ 5,863		Lincare Holdings Inc	1,023	30
Engineering & Construction - 3.07%			Mednax Inc (a)	511	37
ABB Ltd ADR(a)	139,882	3,630	Quest Diagnostics Inc	1,158	68
Aecom Technology Corp (a)	575	15	Tenet Healthcare Corp (a)	527	3
Chicago Bridge & Iron Co NV	621	24	UnitedHealth Group Inc	25,500	1,315
Fluor Corp	64,366	4,162		$ 8,249
KBR Inc	103	4	Home Furnishings - 0.02%
McDermott International Inc (a)	2,213	44	Tempur-Pedic International Inc (a)	731	50
	$ 7,879
Environmental Control - 1.12%			Housewares - 0.01%
Stericycle Inc (a)	32,031	2,855	Toro Co	344	21
Waste Connections Inc	1,057	33
	$ 2,888		Insurance - 0.01%
Food - 0.54%			Erie Indemnity Co	297	21
Campbell Soup Co	1,448	50	Validus Holdings Ltd	107	3
ConAgra Foods Inc	464	12		$ 24
Corn Products International Inc	655	36	Internet - 8.19%
General Mills Inc	3,683	137	Amazon.com Inc (a)	21,929	4,484
HJ Heinz Co	1,438	77	Baidu Inc/China ADR(a)	12,900	1,808
Hormel Foods Corp	785	23	Ctrip.com International Ltd ADR(a)	15,200	655
Kellogg Co	1,387	77	eBay Inc (a)	29,052	938
Kroger Co/The	2,784	69	Expedia Inc	1,226	36
			Facebook Inc (a),(b),(c),(d)	16,669	472

See accompanying notes

141

     Schedule of Investments LargeCap Growth Account I June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Internet (continued)			Miscellaneous Manufacturing (continued)
Google Inc (a)	18,126 $	9,179	Donaldson Co Inc	785 $	48
Liberty Media Corp - Interactive (a)	66,300	1,112	Dover Corp	1,004	68
Netflix Inc (a)	369	97	Eaton Corp	1,394	72
Priceline.com Inc (a)	3,950	2,022	Honeywell International Inc	5,447	325
Rackspace Hosting Inc (a)	1,111	47	Illinois Tool Works Inc	2,884	163
Symantec Corp (a)	5,345	105	Ingersoll-Rand PLC	1,817	82
TIBCO Software Inc (a)	1,788	52	Pall Corp	1,175	66
	$ 21,007		Parker Hannifin Corp	719	64
Iron & Steel - 0.05%			SPX Corp	150	12
Cliffs Natural Resources Inc	983	91	Textron Inc	219	5
Reliance Steel & Aluminum Co	86	4		$ 9,721
Steel Dynamics Inc	1,718	28	Oil & Gas - 4.58%
	$ 123		Anadarko Petroleum Corp	815	63
Leisure Products & Services - 0.62%			Apache Corp	786	97
Carnival Corp	40,000	1,505	Atwood Oceanics Inc (a)	117	5
Harley-Davidson Inc	1,417	58	Canadian Natural Resources Ltd	75,269	3,151
Polaris Industries Inc	349	39	Chevron Corp	793	82
	$ 1,602		Cimarex Energy Co	9,400	845
Lodging - 1.59%			Concho Resources Inc/Midland TX (a)	714	66
Las Vegas Sands Corp (a)	28,303	1,194	Denbury Resources Inc (a)	3,610	72
Marriott International Inc/DE	55,457	1,968	Diamond Offshore Drilling Inc	349	25
Starwood Hotels & Resorts Worldwide Inc	15,041	843	Ensco PLC ADR	365	19
Wynn Resorts Ltd	486	70	EOG Resources Inc	23,309	2,437
	$ 4,075		EQT Corp	559	29
Machinery - Construction & Mining - 0.21%			Exxon Mobil Corp	25,881	2,106
Caterpillar Inc	4,461	475	Frontier Oil Corp	1,150	37
Joy Global Inc	685	65	Helmerich & Payne Inc	952	63
	$ 540		Holly Corp	474	33
Machinery - Diversified - 1.52%			Murphy Oil Corp	318	21
			Newfield Exploration Co (a)	836	57
Cummins Inc	1,384	143
Deere & Co	2,904	239	Noble Energy Inc	381	34
Flowserve Corp	547	60	Occidental Petroleum Corp	1,619	168
Gardner Denver Inc	509	43	Patterson-UTI Energy Inc	184	6
			Petrohawk Energy Corp (a)	2,712	67
Graco Inc	617	31
IDEX Corp	800	37	QEP Resources Inc	1,495	63
Nordson Corp	654	36	Range Resources Corp	30,200	1,676
			Rowan Cos Inc (a)	218	8
Rockwell Automation Inc	998	87	Southwestern Energy Co (a)	2,046	88
Roper Industries Inc	38,452	3,203

Wabtec Corp/DE	520	34	Suncor Energy Inc	9,500	371
	$ 3,913		Whiting Petroleum Corp (a)	1,265	72
Media - 0.98%				$ 11,761
Cablevision Systems Corp	2,342	85	Oil & Gas Services - 4.73%
CBS Corp	1,117	32	Baker Hughes Inc	1,196	87
			Cameron International Corp (a)	1,250	63
Comcast Corp - Class A	7,373	187	Dresser-Rand Group Inc (a)	773	42
DIRECTV (a)	5,398	274
			FMC Technologies Inc (a)	105,067	4,706
Discovery Communications Inc - A Shares (a)	1,707	70
DISH Network Corp (a)	1,620	50	Halliburton Co	6,285	321
Factset Research Systems Inc	475	49	Oceaneering International Inc	1,169	47
			Oil States International Inc (a)	464	37
John Wiley & Sons Inc	425	22
Liberty Global Inc - A Shares (a)	1,503	68	RPC Inc	461	11
McGraw-Hill Cos Inc/The	1,763	74	Schlumberger Ltd	78,663	6,796
			Superior Energy Services Inc (a)	858	32
Scripps Networks Interactive	952	46
Sirius XM Radio Inc (a)	42,566	93		$ 12,142
Time Warner Cable Inc	2,389	186	Packaging & Containers - 0.08%
Viacom Inc	4,155	212	Ball Corp	1,810	70
			Crown Holdings Inc (a)	1,723	67
Walt Disney Co/The	27,300	1,066
	$ 2,514		Rock-Tenn Co	746	49
Metal Fabrication & Hardware - 0.78%			Silgan Holdings Inc	533	22
Precision Castparts Corp	11,754	1,935		$ 208
Timken Co	795	40	Pharmaceuticals - 5.22%
Valmont Industries Inc	229	22	Abbott Laboratories	10,400	547
	$ 1,997		Allergan Inc/United States	1,814	151
Mining - 0.16%			AmerisourceBergen Corp	1,942	80
Freeport-McMoRan Copper & Gold Inc	6,870	363	Cardinal Health Inc	1,890	86
			Catalyst Health Solutions Inc (a)	458	26
Southern Copper Corp	1,756	58	Eli Lilly & Co	2,410	90

	$ 421		Endo Pharmaceuticals Holdings Inc (a)	1,256	50
Miscellaneous Manufacturing - 3.79%			Express Scripts Inc (a)	97,096	5,242
3M Co	24,943	2,366	Herbalife Ltd	1,210	70
Cooper Industries PLC	1,135	68	McKesson Corp	32,171	2,691
Danaher Corp	120,440	6,382	Mead Johnson Nutrition Co	48,978	3,309

See accompanying notes

142

Schedule of Investments
LargeCap Growth Account I
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Pharmaceuticals (continued)			Savings & Loans - 0.01%
Medco Health Solutions Inc (a)	2,849 $	161	Hudson City Bancorp Inc	467 $	4
Mylan Inc/PA (a)	2,439	60	People's United Financial Inc	760	10
Sanofi-Aventis SA - Rights (a)	1,387	3		$ 14
SXC Health Solutions Corp (a)	621	37	Semiconductors - 1.57%
Valeant Pharmaceuticals International Inc	13,000	676	Advanced Micro Devices Inc (a)	6,629	46
Warner Chilcott PLC	1,668	40	Altera Corp	2,350	109
Watson Pharmaceuticals Inc (a)	1,286	88	Analog Devices Inc	2,172	85
	$ 13,407		Applied Materials Inc	1,280	17
Pipelines - 0.03%			Atmel Corp (a)	4,618	65
El Paso Corp	4,435	90	Avago Technologies Ltd	2,062	78
			Broadcom Corp	59,256	1,993
Real Estate - 0.31%			Cypress Semiconductor Corp	1,799	38
CB Richard Ellis Group Inc (a)	30,161	757	Intersil Corp	674	9
Jones Lang LaSalle Inc	359	34	KLA-Tencor Corp	1,399	57
	$ 791		Lam Research Corp (a)	1,303	58
REITS - 0.27%			Linear Technology Corp	2,385	79
Boston Properties Inc	813	86	LSI Corp (a)	1,972	14
Camden Property Trust	537	34	Maxim Integrated Products Inc	3,081	79
Corporate Office Properties Trust	240	7	MEMC Electronic Materials Inc (a)	966	8
Equity Residential	193	12	NVIDIA Corp (a)	4,236	68
Essex Property Trust Inc	196	27	ON Semiconductor Corp (a)	4,573	48
Federal Realty Investment Trust	507	43	QLogic Corp (a)	1,089	17
Plum Creek Timber Co Inc	1,052	43	Rovi Corp (a)	16,100	923
Public Storage Inc	903	103	Texas Instruments Inc	5,167	170
Rayonier Inc	874	57	Xilinx Inc	1,628	59
Simon Property Group Inc	1,632	190		$ 4,020
UDR Inc	142	4	Software - 5.26%
Ventas Inc	1,049	55	Adobe Systems Inc (a)	3,569	112
Vornado Realty Trust	218	20	ANSYS Inc (a)	48,521	2,653
	$ 681		Autodesk Inc (a)	1,625	63
Retail - 5.23%			BMC Software Inc (a)	1,257	69
Abercrombie & Fitch Co	698	47	Cerner Corp (a)	998	61
Advance Auto Parts Inc	850	50	Citrix Systems Inc (a)	38,502	3,080
AutoZone Inc (a)	286	84	Compuware Corp (a)	1,277	12
Bed Bath & Beyond Inc (a)	1,793	105	Dun & Bradstreet Corp	521	39
Big Lots Inc (a)	279	9	Emdeon Inc (a)	269	4
Brinker International Inc	903	22	Fiserv Inc (a)	1,240	78
Chico's FAS Inc	1,265	19	Informatica Corp (a)	1,140	67
Chipotle Mexican Grill Inc (a)	3,314	1,021	Intuit Inc (a)	2,140	111
Costco Wholesale Corp	42,250	3,433	Microsoft Corp	52,792	1,373
Darden Restaurants Inc	1,495	74	MSCI Inc (a)	1,295	49
Dick's Sporting Goods Inc (a)	951	37	Nuance Communications Inc (a)	52,600	1,129
Dollar General Corp (a)	28,768	975	Oracle Corp	27,180	894
Dollar Tree Inc (a)	1,311	87	Red Hat Inc (a)	19,684	903
DSW Inc (a)	215	11	Salesforce.com Inc (a)	18,527	2,760
Family Dollar Stores Inc	1,302	68	Solera Holdings Inc	713	42
Home Depot Inc	6,777	245		$ 13,499
Kohl's Corp	1,727	86	Telecommunications - 5.66%
Ltd Brands Inc	1,605	62	American Tower Corp (a)	2,702	141
Macy's Inc	465	14	Corning Inc	81,100	1,472
McDonald's Corp	7,328	618	Crown Castle International Corp (a)	57,577	2,349
MSC Industrial Direct Co	452	30	Harris Corp	369	17
Nordstrom Inc	1,779	83	Juniper Networks Inc (a)	73,235	2,307
O'Reilly Automotive Inc (a)	12,970	850	MetroPCS Communications Inc (a)	2,994	51
Panera Bread Co (a)	290	36	NeuStar Inc (a)	777	20
PetSmart Inc	1,258	57	NII Holdings Inc (a)	1,406	60
Ross Stores Inc	822	66	Qualcomm Inc	137,467	7,807
Sally Beauty Holdings Inc (a)	948	16	tw telecom inc (a)	1,540	32
Starbucks Corp	31,671	1,251	Verizon Communications Inc	4,475	167
Target Corp	389	18	Virgin Media Inc	1,944	58
Tiffany & Co	783	61	Windstream Corp	3,052	39
TJX Cos Inc	2,779	146		$ 14,520
Tractor Supply Co	731	49	Toys, Games & Hobbies - 0.03%
Ulta Salon Cosmetics & Fragrance Inc (a)	488	32	Mattel Inc	2,784	77
Urban Outfitters Inc (a)	96,691	2,722
Walgreen Co	6,612	281	Transportation - 1.91%
Wal-Mart Stores Inc	8,676	461	CH Robinson Worldwide Inc	982	78
Williams-Sonoma Inc	590	22	CSX Corp	7,632	200
Yum! Brands Inc	3,273	181	Expeditors International of Washington Inc	16,969	869
	$ 13,429		Kirby Corp (a)	410	23
			Union Pacific Corp	13,500	1,409

See accompanying notes

143

Schedule of Investments
LargeCap Growth Account I
June 30, 2011 (unaudited)

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)	Sector	Percent
			Consumer, Non-cyclical	20 .32%
Transportation (continued)			Technology	19 .04%
United Parcel Service Inc	31,485 $	2,296
UTI Worldwide Inc	998	20	Industrial	16 .95%
			Communications	14 .88%
		$ 4,895	Energy	10 .00%
TOTAL COMMON STOCKS		$ 251,241	Consumer, Cyclical	9 .71%
	Maturity		Financial	5 .88%
	Amount		Basic Materials	2 .27%
REPURCHASE AGREEMENTS - 1.17%	(000's)	Value (000's)	Utilities	0 .01%
Banks - 1.17%			Other Assets in Excess of Liabilities, Net	0 .94%
Investment in Joint Trading Account; Credit Suisse $	935	$ 935	TOTAL NET ASSETS	100.00%
Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
US Treasury Strips; $953,742; 0.00%; dated
02/15/15 - 08/15/37)
Investment in Joint Trading Account; Deutsche	283	283
Bank Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $288,632; 3.50% -
3.75%; dated 06/28/13 - 08/17/20)
Investment in Joint Trading Account; JP Morgan	492	492
Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $501,971; 0.00% -
9.80%; dated 01/09/12 - 03/12/21)
Investment in Joint Trading Account; Merrill	812	812
Lynch Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $828,250; 0.00% -
8.10%; dated 07/11/11 - 11/18/30)
Investment in Joint Trading Account; Morgan	468	468
Stanley Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $476,871; 0.75% -
4.75%; dated 04/20/12 - 10/28/15)
		$ 2,990
TOTAL REPURCHASE AGREEMENTS		$ 2,990
Total Investments		$ 254,231
Other Assets in Excess of Liabilities, Net - 0.94%		$ 2,402
TOTAL NET ASSETS - 100.00%		$ 256,633

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $472 or 0.18% of net assets.
(d)	Restricted Security. At the end of the period, the value of this security totaled $472 or 0.18% of net assets. The security was purchased March 31, 2011 - May 19, 2011 at a total cost of $417.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 62,687
Unrealized Depreciation		(3,405)
Net Unrealized Appreciation (Depreciation)		$ 59,282
Cost for federal income tax purposes		$ 194,949
All dollar amounts are shown in thousands (000's)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2011	Long	81	$ 5,170	$ 5,328	$ 158
					$ 158

All dollar amounts are shown in thousands (000's)

See accompanying notes

144

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2011 (unaudited)

COMMON STOCKS - 98.32%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.16%			Beverages (continued)
Interpublic Group of Cos Inc	19,706 $	246	PepsiCo Inc	63,737 $	4,489
Omnicom Group Inc	11,336	546		$ 12,205
	$ 792		Biotechnology - 1.21%
Aerospace & Defense - 2.06%			Amgen Inc (a)	37,490	2,187
Boeing Co/The	29,770	2,201	Biogen Idec Inc (a)	9,743	1,042
General Dynamics Corp	15,000	1,118	Celgene Corp (a)	18,662	1,126
Goodrich Corp	5,035	481	Gilead Sciences Inc (a)	31,736	1,314
L-3 Communications Holdings Inc	4,279	374	Life Technologies Corp (a)	7,208	375
Lockheed Martin Corp	11,483	930		$ 6,044
Northrop Grumman Corp	11,803	818	Building Materials - 0.04%
Raytheon Co	14,362	716	Masco Corp	14,440	174
Rockwell Collins Inc	6,212	383
United Technologies Corp	36,906	3,267	Chemicals - 2.12%
	$ 10,288		Air Products & Chemicals Inc	8,544	817
Agriculture - 1.80%			Airgas Inc	2,817	197
Altria Group Inc	84,412	2,230	CF Industries Holdings Inc	2,882	408
Archer-Daniels-Midland Co	27,502	829	Dow Chemical Co/The	47,403	1,707
Lorillard Inc	5,795	631	Eastman Chemical Co	2,865	292
Philip Morris International Inc	71,711	4,788	Ecolab Inc	9,355	528
Reynolds American Inc	13,632	505	EI du Pont de Nemours & Co	37,448	2,024
	$ 8,983		FMC Corp	2,893	249
Airlines - 0.07%			International Flavors & Fragrances Inc	3,241	208
Southwest Airlines Co	31,924	365	Monsanto Co	21,612	1,568
			PPG Industries Inc	6,377	579
Apparel - 0.57%			Praxair Inc	12,261	1,329
Coach Inc	11,839	757	Sherwin-Williams Co/The	3,563	299
Nike Inc	15,295	1,376	Sigma-Aldrich Corp	4,911	360
Polo Ralph Lauren Corp	2,593	344		$ 10,565
VF Corp	3,529	383	Coal - 0.30%
	$ 2,860		Alpha Natural Resources Inc (a)	9,135	415
Automobile Manufacturers - 0.57%			Consol Energy Inc	9,139	443
Ford Motor Co (a)	153,155	2,112	Peabody Energy Corp	10,917	643
PACCAR Inc	14,737	753		$ 1,501
	$ 2,865		Commercial Services - 1.39%
Automobile Parts & Equipment - 0.26%			Apollo Group Inc (a)	4,910	215
Goodyear Tire & Rubber Co/The (a)	9,845	165	Automatic Data Processing Inc	20,150	1,062
Johnson Controls Inc	27,357	1,140	DeVry Inc	2,469	146
	$ 1,305		Equifax Inc	4,963	172
Banks - 7.37%			H&R Block Inc	12,309	197
Bank of America Corp	408,592	4,478	Iron Mountain Inc	8,092	276
Bank of New York Mellon Corp/The	50,070	1,283	Mastercard Inc	3,797	1,144
BB&T Corp	28,084	754	Monster Worldwide Inc (a)	5,215	76
Capital One Financial Corp	18,513	957	Moody's Corp	7,991	307
Citigroup Inc	117,769	4,904	Paychex Inc	12,986	399
Comerica Inc	7,128	246	Quanta Services Inc (a)	8,713	176
Fifth Third Bancorp	37,046	472	Robert Half International Inc	5,921	160
First Horizon National Corp	10,618	101	RR Donnelley & Sons Co	7,563	148
Goldman Sachs Group Inc/The	20,877	2,779	SAIC Inc (a)	11,251	189
Huntington Bancshares Inc/OH	34,815	228	Total System Services Inc	6,525	121
JP Morgan Chase & Co	160,232	6,560	Visa Inc	19,314	1,627
KeyCorp	38,340	319	Western Union Co/The	25,495	511
M&T Bank Corp	5,060	445		$ 6,926
Marshall & Ilsley Corp	21,376	170	Computers - 6.11%
Morgan Stanley	62,285	1,433	Apple Inc (a)	37,289	12,517
Northern Trust Corp	9,750	448	Cognizant Technology Solutions Corp (a)	12,268	900
PNC Financial Services Group Inc	21,221	1,265	Computer Sciences Corp	6,254	237
Regions Financial Corp	50,665	314	Dell Inc (a)	66,204	1,104
State Street Corp	20,324	916	EMC Corp/Massachusetts (a)	82,968	2,286
SunTrust Banks Inc	21,649	559	Hewlett-Packard Co	83,636	3,044
US Bancorp	77,689	1,982	IBM Corp	48,839	8,378
Wells Fargo & Co	213,273	5,985	Lexmark International Inc (a)	3,195	93
Zions Bancorporation	7,412	178	NetApp Inc (a)	14,834	783
	$ 36,776		SanDisk Corp (a)	9,612	399
Beverages - 2.45%			Teradata Corp (a)	6,807	410
Brown-Forman Corp	4,157	311	Western Digital Corp (a)	9,371	341
Coca-Cola Co/The	92,310	6,212		$ 30,492
Coca-Cola Enterprises Inc	13,106	382	Consumer Products - 0.40%
Constellation Brands Inc (a)	7,215	150	Avery Dennison Corp	4,260	165
Dr Pepper Snapple Group Inc	8,926	374	Clorox Co	5,376	363
Molson Coors Brewing Co	6,408	287	Fortune Brands Inc	6,216	396

See accompanying notes

145

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products (continued)			Electronics (continued)
Kimberly-Clark Corp	15,842 $	1,054	Jabil Circuit Inc	7,930 $	160
	$ 1,978		PerkinElmer Inc	4,547	122
Cosmetics & Personal Care - 1.97%			Thermo Fisher Scientific Inc (a)	15,454	995
Avon Products Inc	17,347	486	Waters Corp (a)	3,695	354
Colgate-Palmolive Co	19,714	1,723		$ 2,949
Estee Lauder Cos Inc/The	4,597	484	Energy - Alternate Sources - 0.06%
Procter & Gamble Co (b)	112,554	7,155	First Solar Inc (a)	2,189	290
	$ 9,848
Distribution & Wholesale - 0.23%			Engineering & Construction - 0.14%
Fastenal Co	11,890	428	Fluor Corp	7,028	455
Genuine Parts Co	6,344	345	Jacobs Engineering Group Inc (a)	5,113	221
WW Grainger Inc	2,346	360		$ 676
	$ 1,133		Entertainment - 0.04%
Diversified Financial Services - 1.82%			International Game Technology	12,093	213
American Express Co	42,173	2,180
Ameriprise Financial Inc	9,770	564	Environmental Control - 0.28%
BlackRock Inc	3,876	743	Republic Services Inc	12,234	377
Charles Schwab Corp/The	40,387	664	Stericycle Inc (a)	3,462	309
CME Group Inc	2,704	788	Waste Management Inc	19,121	713
Discover Financial Services	21,996	588		$ 1,399
E*Trade Financial Corp (a)	10,151	140	Food - 1.89%
Federated Investors Inc	3,754	90	Campbell Soup Co	7,360	254
Franklin Resources Inc	5,815	763	ConAgra Foods Inc	16,488	426
IntercontinentalExchange Inc (a)	2,965	370	Dean Foods Co (a)	7,387	91
Invesco Ltd	18,632	436	General Mills Inc	25,742	958
Janus Capital Group Inc	7,508	71	Hershey Co/The	6,183	351
Legg Mason Inc	5,999	197	HJ Heinz Co	12,977	691
NASDAQ OMX Group Inc/The (a)	6,055	153	Hormel Foods Corp	5,599	167
NYSE Euronext	10,557	362	JM Smucker Co/The	4,677	358
SLM Corp	21,267	358	Kellogg Co	10,096	559
T Rowe Price Group Inc	10,474	632	Kraft Foods Inc	70,883	2,497
	$ 9,099		Kroger Co/The	24,455	606
Electric - 2.99%			McCormick & Co Inc/MD	5,343	265
AES Corp/The (a)	26,488	337	Safeway Inc	14,278	334
Ameren Corp	9,724	280	Sara Lee Corp	23,593	448
American Electric Power Co Inc	19,427	732	SUPERVALU Inc	8,555	80
CMS Energy Corp	10,176	200	Sysco Corp	23,528	734
Consolidated Edison Inc	11,798	628	Tyson Foods Inc	12,089	235
Constellation Energy Group Inc	8,093	307	Whole Foods Market Inc	6,022	382
Dominion Resources Inc/VA	23,218	1,121		$ 9,436
DTE Energy Co	6,829	342	Forest Products & Paper - 0.15%
Duke Energy Corp	53,683	1,011	International Paper Co	17,631	526
Edison International	13,138	509	MeadWestvaco Corp	6,842	228
Entergy Corp	7,176	490		$ 754
Exelon Corp	26,709	1,144	Gas - 0.24%
FirstEnergy Corp	16,864	745	CenterPoint Energy Inc	17,154	332
Integrys Energy Group Inc	3,139	163	Nicor Inc	1,837	101
NextEra Energy Inc	17,015	978	NiSource Inc	11,274	228
Northeast Utilities	7,128	251	Sempra Energy	9,655	510
NRG Energy Inc (a)	9,721	239		$ 1,171
Pepco Holdings Inc	9,104	179	Hand & Machine Tools - 0.13%
PG&E Corp	16,047	674	Snap-On Inc	2,347	147
Pinnacle West Capital Corp	4,396	196	Stanley Black & Decker Inc	6,779	488
PPL Corp	23,273	648		$ 635
Progress Energy Inc	11,876	570	Healthcare - Products - 3.45%
Public Service Enterprise Group Inc	20,400	666	Baxter International Inc	22,999	1,373
SCANA Corp	4,609	181	Becton Dickinson and Co	8,821	760
Southern Co	34,239	1,383	Boston Scientific Corp (a)	61,622	426
TECO Energy Inc	8,667	164	CareFusion Corp (a)	9,010	245
Wisconsin Energy Corp	9,425	295	Covidien PLC	19,989	1,064
Xcel Energy Inc	19,523	474	CR Bard Inc	3,454	380
	$ 14,907		DENTSPLY International Inc	5,676	216
Electrical Components & Equipment - 0.37%			Edwards Lifesciences Corp (a)	4,624	403
Emerson Electric Co	30,310	1,705	Hospira Inc (a)	6,765	383
Molex Inc	5,607	144	Intuitive Surgical Inc (a)	1,584	589
	$ 1,849		Johnson & Johnson	110,531	7,353
Electronics - 0.59%			Medtronic Inc	43,121	1,661
Agilent Technologies Inc (a)	14,034	717	Patterson Cos Inc	3,865	127
Amphenol Corp	7,103	384	St Jude Medical Inc	13,260	632
FLIR Systems Inc	6,439	217	Stryker Corp	13,455	790

See accompanying notes

146

Schedule of Investments LargeCap S&P 500 Index Account June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products (continued)			Iron & Steel (continued)
Varian Medical Systems Inc (a)	4,725 $	331	Nucor Corp	12,745 $	525
Zimmer Holdings Inc (a)	7,740	489	United States Steel Corp	5,797	267
	$ 17,222			$ 1,673
Healthcare - Services - 1.33%			Leisure Products & Services - 0.21%
Aetna Inc	15,303	675	Carnival Corp	17,415	656
CIGNA Corp	10,910	561	Harley-Davidson Inc	9,527	390
Coventry Health Care Inc (a)	5,977	218		$ 1,046
DaVita Inc (a)	3,851	334	Lodging - 0.30%
Humana Inc	6,790	547	Marriott International Inc/DE	11,448	406
Laboratory Corp of America Holdings (a)	4,040	391	Starwood Hotels & Resorts Worldwide Inc	7,867	441
Quest Diagnostics Inc	6,345	375	Wyndham Worldwide Corp	6,854	231
Tenet Healthcare Corp (a)	19,740	123	Wynn Resorts Ltd	3,069	440
UnitedHealth Group Inc	43,688	2,253		$ 1,518
WellPoint Inc	14,805	1,166	Machinery - Construction & Mining - 0.64%
	$ 6,643		Caterpillar Inc	25,986	2,767
Holding Companies - Diversified - 0.05%			Joy Global Inc	4,236	403
Leucadia National Corp	7,988	272		$ 3,170
			Machinery - Diversified - 0.66%
Home Builders - 0.07%			Cummins Inc	7,913	819
DR Horton Inc	11,332	130	Deere & Co	16,924	1,396
Lennar Corp	6,482	118	Flowserve Corp	2,251	247
Pulte Group Inc (a)	13,584	104	Rockwell Automation Inc	5,819	505
	$ 352		Roper Industries Inc	3,867	322
Home Furnishings - 0.08%				$ 3,289
Harman International Industries Inc	2,819	128	Media - 3.07%
Whirlpool Corp	3,074	250	Cablevision Systems Corp	9,281	336
	$ 378		CBS Corp	26,967	768
Housewares - 0.04%			Comcast Corp - Class A	111,542	2,827
Newell Rubbermaid Inc	11,742	185	DIRECTV (a)	30,959	1,573
			Discovery Communications Inc - A Shares (a)	11,233	460
Insurance - 3.57%			Gannett Co Inc	9,695	139
ACE Ltd	13,605	895	McGraw-Hill Cos Inc/The	12,286	515
Aflac Inc	18,859	880	News Corp - Class A	92,145	1,631
Allstate Corp/The	21,087	644	Scripps Networks Interactive	3,661	179
American International Group Inc (a)	17,591	516	Time Warner Cable Inc	13,565	1,059
Aon Corp	13,328	684	Time Warner Inc	43,180	1,570
Assurant Inc	3,891	141	Viacom Inc	23,594	1,203
Berkshire Hathaway Inc - Class B (a)	69,810	5,403	Walt Disney Co/The	76,217	2,976
Chubb Corp	11,796	739	Washington Post Co/The	208	87
Cincinnati Financial Corp	6,573	192		$ 15,323
Genworth Financial Inc (a)	19,781	203	Metal Fabrication & Hardware - 0.19%
Hartford Financial Services Group Inc	17,955	473	Precision Castparts Corp	5,802	955
Lincoln National Corp	12,640	360
Loews Corp	12,529	527	Mining - 0.81%
Marsh & McLennan Cos Inc	22,087	689	Alcoa Inc	42,892	680
MetLife Inc	42,623	1,870	Freeport-McMoRan Copper & Gold Inc	38,199	2,021
Progressive Corp/The	26,359	564	Newmont Mining Corp	19,907	1,074
Prudential Financial Inc	19,678	1,251	Titanium Metals Corp	3,633	66
Torchmark Corp	3,067	197	Vulcan Materials Co	5,206	201
Travelers Cos Inc/The	16,890	986		$ 4,042
Unum Group	12,411	316	Miscellaneous Manufacturing - 3.89%
XL Group PLC	12,477	274	3M Co	28,653	2,718
	$ 17,804		Danaher Corp	21,957	1,164
Internet - 2.71%			Dover Corp	7,523	510
Akamai Technologies Inc (a)	7,529	237	Eaton Corp	13,758	708
Amazon.com Inc (a)	14,400	2,945	General Electric Co	427,645	8,065
eBay Inc (a)	46,055	1,486	Honeywell International Inc	31,735	1,891
Expedia Inc	8,047	233	Illinois Tool Works Inc	20,164	1,139
F5 Networks Inc (a)	3,271	361	Ingersoll-Rand PLC	13,358	607
Google Inc (a)	10,135	5,132	ITT Corp	7,423	437
Netflix Inc (a)	1,757	462	Leggett & Platt Inc	5,762	140
Priceline.com Inc (a)	2,002	1,025	Pall Corp	4,682	263
Symantec Corp (a)	30,466	601	Parker Hannifin Corp	6,539	587
VeriSign Inc	6,793	227	Textron Inc	11,136	263
Yahoo! Inc (a)	52,539	790	Tyco International Ltd	18,909	935
	$ 13,499			$ 19,427
Iron & Steel - 0.34%			Office & Business Equipment - 0.16%
AK Steel Holding Corp	4,446	70	Pitney Bowes Inc	8,220	189
Allegheny Technologies Inc	4,279	272	Xerox Corp	56,500	588
Cliffs Natural Resources Inc	5,833	539		$ 777

See accompanying notes

147

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas - 9.57%			Real Estate - 0.06%
Anadarko Petroleum Corp	20,062 $	1,540	CB Richard Ellis Group Inc (a)	11,769 $	296
Apache Corp	15,462	1,908
Cabot Oil & Gas Corp	4,212	279	REITS - 1.61%
Chesapeake Energy Corp	26,519	787	Apartment Investment & Management Co	4,819	123
Chevron Corp	81,060	8,336	AvalonBay Communities Inc	3,521	452
ConocoPhillips	56,997	4,286	Boston Properties Inc	5,871	623
Denbury Resources Inc (a)	16,019	320	Equity Residential	11,881	713
Devon Energy Corp	17,057	1,344	HCP Inc	16,372	601
Diamond Offshore Drilling Inc	2,803	197	Health Care REIT Inc	7,127	374
EOG Resources Inc	10,824	1,132	Host Hotels & Resorts Inc	27,669	469
EQT Corp	6,025	316	Kimco Realty Corp	16,409	306
Exxon Mobil Corp (b)	198,635	16,165	Plum Creek Timber Co Inc	6,530	265
Helmerich & Payne Inc	4,313	285	ProLogis Inc	18,318	656
Hess Corp	12,193	912	Public Storage Inc	5,642	643
Marathon Oil Corp	28,714	1,513	Simon Property Group Inc	11,827	1,375
Murphy Oil Corp	7,800	512	Ventas Inc	6,591	347
Nabors Industries Ltd (a)	11,587	285	Vornado Realty Trust	6,612	616
Newfield Exploration Co (a)	5,332	363	Weyerhaeuser Co	21,717	475
Noble Corp	10,168	401		$ 8,038
Noble Energy Inc	7,116	638	Retail - 5.60%
Occidental Petroleum Corp	32,778	3,410	Abercrombie & Fitch Co	3,535	237
Pioneer Natural Resources Co	4,708	422	AutoNation Inc (a)	2,564	94
QEP Resources Inc	7,127	298	AutoZone Inc (a)	1,019	300
Range Resources Corp	6,478	360	Bed Bath & Beyond Inc (a)	10,046	586
Rowan Cos Inc (a)	5,140	199	Best Buy Co Inc	13,010	409
Southwestern Energy Co (a)	14,028	602	Big Lots Inc (a)	3,031	101
Sunoco Inc	4,883	204	CarMax Inc (a)	9,107	301
Tesoro Corp (a)	5,797	133	Chipotle Mexican Grill Inc (a)	1,255	387
Valero Energy Corp	22,994	588	Costco Wholesale Corp	17,616	1,431
	$ 47,735		CVS Caremark Corp	54,676	2,055
Oil & Gas Services - 2.03%			Darden Restaurants Inc	5,501	274
Baker Hughes Inc	17,526	1,272	Family Dollar Stores Inc	4,932	259
Cameron International Corp (a)	9,880	497	GameStop Corp (a)	5,703	152
FMC Technologies Inc (a)	9,691	434	Gap Inc/The	15,758	285
Halliburton Co	36,896	1,882	Home Depot Inc	64,204	2,325
National Oilwell Varco Inc	17,060	1,334	JC Penney Co Inc	8,597	297
Schlumberger Ltd	54,716	4,727	Kohl's Corp	11,334	567
	$ 10,146		Lowe's Cos Inc	52,504	1,224
Packaging & Containers - 0.15%			Ltd Brands Inc	10,170	391
Ball Corp	6,773	260	Macy's Inc	17,209	503
Bemis Co Inc	4,247	143	McDonald's Corp	41,838	3,528
Owens-Illinois Inc (a)	6,613	171	Nordstrom Inc	6,766	318
Sealed Air Corp	6,458	154	O'Reilly Automotive Inc (a)	5,559	364
	$ 728		RadioShack Corp	4,277	57
Pharmaceuticals - 4.99%			Ross Stores Inc	4,716	378
Abbott Laboratories	62,674	3,298	Sears Holdings Corp (a)	1,737	124
Allergan Inc/United States	12,290	1,023	Staples Inc	28,757	454
AmerisourceBergen Corp	11,047	457	Starbucks Corp	30,226	1,194
Bristol-Myers Squibb Co	68,791	1,992	Target Corp	27,788	1,304
Cardinal Health Inc	14,137	642	Tiffany & Co	5,150	404
Cephalon Inc (a)	3,102	248	TJX Cos Inc	15,569	818
Eli Lilly & Co	41,079	1,542	Urban Outfitters Inc (a)	5,023	141
Express Scripts Inc (a)	21,349	1,153	Walgreen Co	36,914	1,567
Forest Laboratories Inc (a)	11,539	454	Wal-Mart Stores Inc	77,013	4,092
McKesson Corp	10,166	850	Yum! Brands Inc	18,773	1,037
Mead Johnson Nutrition Co	8,240	557		$ 27,958
Medco Health Solutions Inc (a)	16,121	911	Savings & Loans - 0.07%
Merck & Co Inc	124,461	4,392	Hudson City Bancorp Inc	21,238	174
Mylan Inc/PA (a)	17,712	437	People's United Financial Inc	14,438	194
Pfizer Inc (b)	318,598	6,563		$ 368
Watson Pharmaceuticals Inc (a)	5,100	351	Semiconductors - 2.30%
	$ 24,870		Advanced Micro Devices Inc (a)	23,288	163
Pipelines - 0.48%			Altera Corp	12,993	602
El Paso Corp	31,007	626	Analog Devices Inc	12,082	473
Oneok Inc	4,319	320	Applied Materials Inc	53,156	691
Spectra Energy Corp	26,210	719	Broadcom Corp	19,239	647
Williams Cos Inc	23,716	717	Intel Corp	213,793	4,738
	$ 2,382		KLA-Tencor Corp	6,770	274
Publicly Traded Investment Fund - 1.23%			Linear Technology Corp	9,183	303
iShares S&P 500 Index Fund/US	46,310	6,132	LSI Corp (a)	24,422	174
			MEMC Electronic Materials Inc (a)	9,291	79

See accompanying notes

148

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Semiconductors (continued)				Amount
Microchip Technology Inc	7,681 $	291	REPURCHASE AGREEMENTS - 3.55%	(000's)	Value (000's)
Micron Technology Inc (a)	34,729	260	Banks - 3.55%
National Semiconductor Corp	9,724	239	Investment in Joint Trading Account; Credit Suisse $	5,540	$ 5,539
Novellus Systems Inc (a)	3,601	130	Repurchase Agreement; 0.01% dated
NVIDIA Corp (a)	24,205	386	06/30/11 maturing 07/01/11 (collateralized by
Teradyne Inc (a)	7,477	111	US Treasury Strips; $5,650,331; 0.00%; dated
Texas Instruments Inc	46,822	1,537	02/15/15 - 08/15/37)
Xilinx Inc	10,711	391	Investment in Joint Trading Account; Deutsche	1,676	1,676
	$ 11,489		Bank Repurchase Agreement; 0.01% dated
Software - 3.72%			06/30/11 maturing 07/01/11 (collateralized by
Adobe Systems Inc (a)	20,341	640	Sovereign Agency Issues; $1,709,969; 3.50%
Autodesk Inc (a)	9,313	360	- 3.75%; dated 06/28/13 - 08/17/20)
BMC Software Inc (a)	7,131	390	Investment in Joint Trading Account; JP Morgan	2,916	2,916
CA Inc	15,306	350	Repurchase Agreement; 0.01% dated
Cerner Corp (a)	5,833	356	06/30/11 maturing 07/01/11 (collateralized by
Citrix Systems Inc (a)	7,581	606	Sovereign Agency Issues; $2,973,858; 0.00%
Compuware Corp (a)	8,801	86	- 9.80%; dated 01/09/12 - 03/12/21)
Dun & Bradstreet Corp	1,992	150	Investment in Joint Trading Account; Merrill	4,811	4,811
Electronic Arts Inc (a)	13,405	316	Lynch Repurchase Agreement; 0.01% dated
Fidelity National Information Services Inc	10,851	334	06/30/11 maturing 07/01/11 (collateralized by
Fiserv Inc (a)	5,791	363	Sovereign Agency Issues; $4,906,866; 0.00%
Intuit Inc (a)	11,032	572	- 8.10%; dated 07/11/11 - 11/18/30)
Microsoft Corp	299,231	7,780	Investment in Joint Trading Account; Morgan	2,770	2,770
Oracle Corp	157,123	5,171	Stanley Repurchase Agreement; 0.01% dated
Red Hat Inc (a)	7,783	357	06/30/11 maturing 07/01/11 (collateralized by
Salesforce.com Inc (a)	4,859	724	Sovereign Agency Issues; $2,825,165; 0.75%
	$ 18,555		- 4.75%; dated 04/20/12 - 10/28/15)
Telecommunications - 5.10%					$ 17,712
American Tower Corp (a)	15,993	836	TOTAL REPURCHASE AGREEMENTS		$ 17,712
AT&T Inc	238,793	7,501	Total Investments		$ 508,180
CenturyLink Inc	24,217	979	Liabilities in Excess of Other Assets, Net - (1.87)%		$ (9,352)
Cisco Systems Inc	221,785	3,462	TOTAL NET ASSETS - 100.00%		$ 498,828
Corning Inc	63,303	1,149
Frontier Communications Corp	40,130	324
Harris Corp	5,129	231	(a) Non-Income Producing Security
JDS Uniphase Corp (a)	9,153	153	(b) Security or a portion of the security was pledged to cover margin
Juniper Networks Inc (a)	21,495	677	requirements for futures contracts. At the end of the period, the value of
MetroPCS Communications Inc (a)	10,705	184	these securities totaled $3,109 or 0.62% of net assets.
Motorola Mobility Holdings Inc (a)	11,895	262
Motorola Solutions Inc (a)	13,691	630
Qualcomm Inc	67,321	3,823	Unrealized Appreciation (Depreciation)
Sprint Nextel Corp (a)	120,634	650
			The net federal income tax unrealized appreciation (depreciation) and federal tax
Tellabs Inc	14,649	68	cost of investments held as of the period end were as follows:
Verizon Communications Inc	114,077	4,247
Windstream Corp	20,564	267	Unrealized Appreciation		$ 76,734
	$ 25,443		Unrealized Depreciation		(26,435)
Textiles - 0.03%			Net Unrealized Appreciation (Depreciation)		$ 50,299
Cintas Corp	5,097	168	Cost for federal income tax purposes		$ 457,881
			All dollar amounts are shown in thousands (000's)
Toys, Games & Hobbies - 0.13%
Hasbro Inc	5,494	242	Portfolio Summary (unaudited)
Mattel Inc	14,016	385	Sector		Percent
	$ 627		Consumer, Non-cyclical		20 .86%
Transportation - 1.90%			Financial		18 .05%
CH Robinson Worldwide Inc	6,572	518	Energy		12 .44%
CSX Corp	44,467	1,166	Technology		12 .29%
Expeditors International of Washington Inc	8,563	439	Industrial		11 .04%
FedEx Corp	12,728	1,207	Communications		11 .04%
Norfolk Southern Corp	14,243	1,067	Consumer, Cyclical		8 .22%
Ryder System Inc	2,070	118	Basic Materials		3 .42%
Union Pacific Corp	19,779	2,065	Utilities		3 .23%
United Parcel Service Inc	39,767	2,900	Exchange Traded Funds		1 .23%
	$ 9,480		Diversified		0 .05%
TOTAL COMMON STOCKS	$ 490,468		Liabilities in Excess of Other Assets, Net		(1.87)%
			TOTAL NET ASSETS		100.00%

See accompanying notes

149

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2011	Long	116 $	7,580	$ 7,630	$ 50
					$ 50
All dollar amounts are shown in thousands (000's)

See accompanying notes

150

Schedule of Investments LargeCap Value Account June 30, 2011 (unaudited)

COMMON STOCKS - 98.28%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 1.47%			Healthcare - Services (continued)
United Technologies Corp	36,424 $	3,224	Humana Inc	30,956 $	2,493
			UnitedHealth Group Inc	93,746	4,836
Agriculture - 0.96%				$ 11,676
Lorillard Inc	19,440	2,116	Insurance - 6.20%
			ACE Ltd	29,853	1,965
Airlines - 0.65%			Assurant Inc	50,715	1,839
Southwest Airlines Co	124,087	1,417	Berkshire Hathaway Inc - Class B (a)	37,326	2,889
			MetLife Inc	56,496	2,478
Automobile Manufacturers - 0.55%			Protective Life Corp	81,378	1,882
Navistar International Corp (a)	21,263	1,201	Prudential Financial Inc	39,967	2,542
				$ 13,595
Automobile Parts & Equipment - 1.13%			Internet - 2.04%
TRW Automotive Holdings Corp (a)	42,014	2,480	IAC/InterActiveCorp (a)	53,185	2,030
			Symantec Corp (a)	123,803	2,441
Banks - 11.82%				$ 4,471
Bank of America Corp	80,010	877	Machinery - Diversified - 0.91%
Capital One Financial Corp	63,663	3,289	AGCO Corp (a)	40,577	2,003
East West Bancorp Inc	87,139	1,761
Huntington Bancshares Inc/OH	359,096	2,356	Media - 5.56%
JP Morgan Chase & Co	202,222	8,279	CBS Corp	124,653	3,551
KeyCorp	208,055	1,733	Comcast Corp - Class A	189,449	4,801
M&T Bank Corp	26,857	2,362	McGraw-Hill Cos Inc/The	61,735	2,587
US Bancorp	163,478	4,170	Viacom Inc	24,561	1,253
Wells Fargo & Co	39,263	1,102		$ 12,192
	$ 25,929		Metal Fabrication & Hardware - 0.89%
Beverages - 0.84%			Timken Co	38,535	1,942
Constellation Brands Inc (a)	88,300	1,838
			Mining - 0.71%
Chemicals - 1.18%			Freeport-McMoRan Copper & Gold Inc	29,631	1,568
EI du Pont de Nemours & Co	47,928	2,591
			Miscellaneous Manufacturing - 2.98%
Computers - 2.47%			General Electric Co (b)	346,562	6,536
Accenture PLC - Class A	32,305	1,952
Apple Inc (a)	4,070	1,366
Western Digital Corp (a)	57,914	2,107	Oil & Gas - 10.28%
			Anadarko Petroleum Corp	20,385	1,565
	$ 5,425		Chevron Corp	94,762	9,745
Cosmetics & Personal Care - 1.14%			Hess Corp	22,516	1,683
Procter & Gamble Co	39,338	2,501	Marathon Oil Corp	53,479	2,817
			Noble Energy Inc	16,956	1,520
Diversified Financial Services - 3.87%			Occidental Petroleum Corp	37,220	3,872
Ameriprise Financial Inc	50,561	2,916	Patterson-UTI Energy Inc	42,979	1,359
Discover Financial Services	134,560	3,600		$ 22,561
Raymond James Financial Inc	61,401	1,974	Oil & Gas Services - 2.93%
	$ 8,490		Baker Hughes Inc	35,572	2,581
Electric - 5.32%			National Oilwell Varco Inc	31,637	2,474
CMS Energy Corp	89,022	1,753	Oil States International Inc (a)	17,218	1,376
Duke Energy Corp	57,009	1,073		$ 6,431
FirstEnergy Corp	47,037	2,077	Pharmaceuticals - 7.31%
OGE Energy Corp	46,275	2,329	Cardinal Health Inc	41,085	1,866
Pinnacle West Capital Corp	46,459	2,071	Endo Pharmaceuticals Holdings Inc (a)	58,670	2,357
PPL Corp	84,950	2,364	Forest Laboratories Inc (a)	72,619	2,857
	$ 11,667		Pfizer Inc	435,480	8,971
Electronics - 0.89%				$ 16,051
Thermo Fisher Scientific Inc (a)	30,174	1,943
			Real Estate - 1.07%
			Jones Lang LaSalle Inc	24,934	2,351
Food - 2.02%
Smithfield Foods Inc (a)	100,534	2,198
			REITS - 1.99%
Tyson Foods Inc	114,764	2,229	Camden Property Trust	32,616	2,075
	$ 4,427		Rayonier Inc	35,211	2,301
Forest Products & Paper - 0.87%				$ 4,376
International Paper Co	64,310	1,918	Retail - 3.23%
			Macy's Inc	44,737	1,308
Gas - 0.92%			Signet Jewelers Ltd (a)	41,056	1,922
UGI Corp	63,489	2,025	Wal-Mart Stores Inc	72,527	3,854
				$ 7,084
Healthcare - Products - 0.84%			Semiconductors - 0.24%
Johnson & Johnson	27,761	1,847	Intel Corp	23,886	529

Healthcare - Services - 5.32%			Software - 2.30%
Aetna Inc	74,715	3,294	CA Inc	79,165	1,808
HCA Holdings Inc (a)	31,908	1,053

See accompanying notes

151

Schedule of Investments
LargeCap Value Account
June 30, 2011 (unaudited)

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)	Sector	Percent
			Financial	26 .36%
Intuit Software Inc (continued) (a)	26,582 $	1,378	Consumer, Non-cyclical	18 .43%
Oracle Corp	56,539	1,861	Energy	13 .21%
			Communications	12 .48%
		$ 5,047	Industrial	8 .77%
Telecommunications - 4.88%			Utilities	7 .11%
AT&T Inc	90,935	2,856	Consumer, Cyclical	5 .56%
CenturyLink Inc	46,429	1,877	Technology	5 .01%
Motorola Solutions Inc (a)	31,310	1,442
			Basic Materials	2 .76%
Verizon Communications Inc	121,620	4,528	Other Assets in Excess of Liabilities, Net	0 .31%
		$ 10,703	TOTAL NET ASSETS	100.00%
Transportation - 1.63%
CSX Corp	136,635	3,583

Water - 0.87%
American Water Works Co Inc	65,167	1,919

TOTAL COMMON STOCKS		$ 215,657
	Maturity
	Amount
REPURCHASE AGREEMENTS - 1.41%	(000's)	Value (000's)
Banks - 1.41%
Investment in Joint Trading Account; Credit Suisse $	966	$ 966
Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
US Treasury Strips; $985,483; 0.00%; dated
02/15/15 - 08/15/37)
Investment in Joint Trading Account; Deutsche	292	292
Bank Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $298,238; 3.50% -
3.75%; dated 06/28/13 - 08/17/20)
Investment in Joint Trading Account; JP Morgan	509	509
Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $518,675; 0.00% -
9.80%; dated 01/09/12 - 03/12/21)
Investment in Joint Trading Account; Merrill	839	839
Lynch Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $855,814; 0.00% -
8.10%; dated 07/11/11 - 11/18/30)
Investment in Joint Trading Account; Morgan	483	483
Stanley Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $492,742; 0.75% -
4.75%; dated 04/20/12 - 10/28/15)
		$ 3,089
TOTAL REPURCHASE AGREEMENTS		$ 3,089
Total Investments		$ 218,746
Other Assets in Excess of Liabilities, Net - 0.31%		$ 681
TOTAL NET ASSETS - 100.00%		$ 219,427

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,320 or 0.60% of net assets.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 22,617
Unrealized Depreciation	(4,082)
Net Unrealized Appreciation (Depreciation)	$ 18,535
Cost for federal income tax purposes	$ 200,211
All dollar amounts are shown in thousands (000's)

See accompanying notes

152

Schedule of Investments
LargeCap Value Account
June 30, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2011	Long	47 $	2,988	$ 3,091	$ 103
					$ 103
All dollar amounts are shown in thousands (000's)

See accompanying notes

153

Schedule of Investments MidCap Blend Account June 30, 2011 (unaudited)

COMMON STOCKS - 99.97%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.65%			Healthcare - Services (continued)
Lamar Advertising Co (a)	140,796 $	3,853	Quest Diagnostics Inc	99,387 $	5,874
				$ 30,283
Aerospace & Defense - 0.51%			Holding Companies - Diversified - 1.02%
Alliant Techsystems Inc	42,671	3,044	Leucadia National Corp	178,207	6,077

Banks - 2.43%			Insurance - 12.18%
CIT Group Inc (a)	185,398	8,206	Alleghany Corp (a)	6,027	2,008
M&T Bank Corp	70,507	6,201	Aon Corp	164,673	8,448
	$ 14,407		Brown & Brown Inc	236,280	6,063
Beverages - 1.02%			Everest Re Group Ltd	60,889	4,978
Molson Coors Brewing Co	135,779	6,075	Fairfax Financial Holdings Ltd	8,200	3,282
			Loews Corp	369,184	15,539
Building Materials - 0.30%			Markel Corp (a)	31,085	12,335
Martin Marietta Materials Inc	22,520	1,801	Marsh & McLennan Cos Inc	172,795	5,389
			Progressive Corp/The	263,853	5,641
Chemicals - 0.47%			White Mountains Insurance Group Ltd	14,067	5,910
Airgas Inc	39,584	2,772	Willis Group Holdings PLC	67,305	2,767
				$ 72,360
Commercial Services - 7.25%			Internet - 1.66%
Iron Mountain Inc	613,546	20,916	Liberty Media Corp - Interactive (a)	478,822	8,030
Live Nation Entertainment Inc (a)	192,958	2,213	VeriSign Inc	54,410	1,820
Mastercard Inc	21,508	6,481		$ 9,850
SAIC Inc (a)	492,598	8,286	Investment Companies - 0.15%
Western Union Co/The	257,311	5,154	RHJ International (a),(b)	126,365	890
	$ 43,050
Consumer Products - 1.79%			Media - 8.50%
Clorox Co	115,894	7,816	Discovery Communications Inc - C Shares (a)	280,089	10,237
Fortune Brands Inc	44,154	2,816	DISH Network Corp (a)	153,161	4,698
	$ 10,632		Liberty Global Inc - A Shares (a)	240,499	10,832
Distribution & Wholesale - 0.34%			Liberty Global Inc - B Shares (a)	76,962	3,286
Fastenal Co	55,682	2,004	Liberty Media Corp - Capital Series A (a)	205,867	17,653
			Liberty Media Corp - Starz (a)	50,278	3,783
Diversified Financial Services - 2.86%				$ 50,489
Ameriprise Financial Inc	84,243	4,859	Mining - 4.70%
BlackRock Inc	31,468	6,036	Franco-Nevada Corp	321,074	11,985
Charles Schwab Corp/The	163,095	2,683	Newmont Mining Corp	188,421	10,169
CME Group Inc	11,710	3,414	Royal Gold Inc	97,766	5,726
	$ 16,992			$ 27,880
Electric - 1.18%			Miscellaneous Manufacturing - 1.21%
Brookfield Infrastructure Partners LP	104,728	2,623	ITT Corp	20,383	1,201
Calpine Corp (a)	270,460	4,363	Tyco International Ltd	121,388	6,000
	$ 6,986			$ 7,201
Electronics - 1.50%			Oil & Gas - 5.62%
Gentex Corp	293,947	8,886	Cimarex Energy Co	46,337	4,167
			Denbury Resources Inc (a)	193,010	3,860
Energy - Alternate Sources - 1.70%			EOG Resources Inc	116,635	12,194
Covanta Holding Corp	610,788	10,072	EQT Corp	171,925	9,029
			Nabors Industries Ltd (a)	168,379	4,149
Entertainment - 1.26%				$ 33,399
Ascent Media Corp (a)	59,539	3,154	Pharmaceuticals - 2.44%
International Game Technology	245,969	4,324	Mead Johnson Nutrition Co	92,662	6,259
	$ 7,478		Valeant Pharmaceuticals International Inc	158,390	8,230
Food - 0.94%				$ 14,489
Sysco Corp	178,825	5,576	Pipelines - 2.31%
			El Paso Corp	77,310	1,562
Gas - 1.32%			Williams Cos Inc	402,396	12,172
National Fuel Gas Co	61,950	4,510		$ 13,734
Questar Corp	187,073	3,313	Private Equity - 1.50%
	$ 7,823		Onex Corp	230,052	8,914
Healthcare - Products - 3.24%
Becton Dickinson and Co	73,656	6,347	Real Estate - 3.70%
CR Bard Inc	27,712	3,044	Brookfield Asset Management Inc	453,399	15,039
DENTSPLY International Inc	153,035	5,828	Forest City Enterprises Inc (a)	263,381	4,917
St Jude Medical Inc	84,434	4,026	Howard Hughes Corp/The (a)	31,003	2,017
	$ 19,245			$ 21,973
Healthcare - Services - 5.10%			REITS - 1.38%
Coventry Health Care Inc (a)	164,219	5,989	General Growth Properties Inc	492,120	8,213
Laboratory Corp of America Holdings (a)	138,109	13,367
Lincare Holdings Inc	172,636	5,053	Retail - 8.28%
			AutoZone Inc (a)	17,178	5,065

See accompanying notes

154

Schedule of Investments MidCap Blend Account June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)
Retail (continued)			Unrealized Appreciation (Depreciation)
Copart Inc (a)	104,557 $	4,872	The net federal income tax unrealized appreciation (depreciation) and federal tax
JC Penney Co Inc	60,076	2,075	cost of investments held as of the period end were as follows:
O'Reilly Automotive Inc (a)	326,530	21,391
TJX Cos Inc	212,185	11,146	Unrealized Appreciation	$ 137,460
Yum! Brands Inc	84,082	4,645	Unrealized Depreciation	(14,703)
		$ 49,194	Net Unrealized Appreciation (Depreciation)	$ 122,757
Savings & Loans - 0.16%			Cost for federal income tax purposes	$ 472,963
BankUnited Inc	34,687	921	All dollar amounts are shown in thousands (000's)

Semiconductors - 1.03%			Portfolio Summary (unaudited)
Microchip Technology Inc	161,654	6,128	Sector	Percent
			Financial	24 .70%
Software - 5.67%			Consumer, Non-cyclical	21 .78%
Broadridge Financial Solutions Inc	150,588	3,625	Communications	14 .07%
Dun & Bradstreet Corp	89,087	6,730	Consumer, Cyclical	11 .22%
Fidelity National Information Services Inc	225,278	6,936	Energy	9 .63%
Intuit Inc (a)	142,179	7,373	Technology	6 .70%
Microsoft Corp	346,255	9,003	Basic Materials	5 .17%
		$ 33,667	Industrial	3 .52%
Telecommunications - 3.26%			Utilities	2 .50%
American Tower Corp (a)	115,026	6,016	Diversified	1 .02%
EchoStar Holding Corp (a)	165,406	6,026	Liabilities in Excess of Other Assets, Net	(0.31)%
Motorola Solutions Inc (a)	57,344	2,640	TOTAL NET ASSETS	100.00%
Telephone & Data Systems Inc - Special Shares	174,047	4,687
		$ 19,369
Textiles - 1.34%
Cintas Corp	150,245	4,963
Mohawk Industries Inc (a)	50,295	3,017
		$ 7,980
TOTAL COMMON STOCKS		$ 593,707
	Maturity
	Amount
REPURCHASE AGREEMENTS - 0.34%	(000's)	Value (000's)
Banks - 0.34%
Investment in Joint Trading Account; Credit Suisse $	629	$ 629
Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
US Treasury Strips; $642,037; 0.00%; dated
02/15/15 - 08/15/37)
Investment in Joint Trading Account; Deutsche	190	191
Bank Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $194,301; 3.50% -
3.75%; dated 06/28/13 - 08/17/20)
Investment in Joint Trading Account; JP Morgan	331	331
Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $337,915; 0.00% -
9.80%; dated 01/09/12 - 03/12/21)
Investment in Joint Trading Account; Merrill	547	547
Lynch Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $557,559; 0.00% -
8.10%; dated 07/11/11 - 11/18/30)
Investment in Joint Trading Account; Morgan	315	315
Stanley Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $321,018; 0.75% -
4.75%; dated 04/20/12 - 10/28/15)
		$ 2,013
TOTAL REPURCHASE AGREEMENTS		$ 2,013
Total Investments		$ 595,720
Liabilities in Excess of Other Assets, Net - (0.31)%		$ (1,849)
TOTAL NET ASSETS - 100.00%		$ 593,871

(a) Non-Income Producing Security
(b)		Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $890 or 0.15% of net assets.

See accompanying notes

155

Schedule of Investments
Money Market Account
June 30, 2011 (unaudited)

INVESTMENT COMPANIES - 2.68%	Shares Held Value (000's)			Principal
Publicly Traded Investment Fund - 2.68%				Amount
BlackRock Liquidity Funds TempFund Portfolio	3,020,000 $	3,020	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
DWS Money Market Series	5,120,000	5,120	California (continued)
		$ 8,140	Santa Rosa Rancheria Tachi Yokut Tribe
TOTAL INVESTMENT COMPANIES		$ 8,140	Enterprise
	Principal		0.19%, 7/7/2011	$ 2,700	$ 2,700
	Amount				$ 4,235
BONDS - 6.90%	(000's)	Value (000's)	Colorado - 0.66%
Automobile Asset Backed Securities - 1.82%			City of Colorado Springs CO
Ally Auto Receivables Trust			0.19%, 7/7/2011	2,000	2,000
0.34%, 11/15/2011(a)	$ 15	$ 15
AmeriCredit Automobile Receivables Trust			Connecticut - 0.79%
0.28%, 7/9/2012	1,400	1,400	Connecticut Housing Finance Authority GO OF
0.32%, 2/8/2012	257	257	AUTH
CarMax Auto Owner Trust			0.15%, 7/7/2011	2,400	2,400
0.33%, 3/15/2012(a)	729	729
Ford Credit Auto Lease Trust			Illinois - 0.23%
0.26%, 7/15/2012(b),(c)	500	500	Memorial Health System/IL
0.38%, 11/15/2011(c)	88	89	0.16%, 7/7/2011	700	700
Honda Auto Receivables Owner Trust
0.32%, 3/15/2012(a)	981	981	Indiana - 0.13%
Nissan Auto Receivables Owner Trust			Ball State University Foundation Inc
0.36%, 10/17/2011(a)	14	14	0.18%, 7/1/2011	400	400
Santander Drive Auto Receivables Trust
0.31%, 5/15/2012	1,087	1,087	Iowa - 0.43%
World Omni Automobile Lease Securitization			Iowa Finance Authority GNMA/FNMA GO OF
Trust			AUTH
0.30%, 4/16/2012	459	459	0.15%, 7/7/2011	1,300	1,300
		$ 5,531
Banks - 1.78%			Massachusetts - 0.26%
Bank of Nova Scotia/Houston			Massachusetts Health & Educational Facilities
0.30%, 6/11/2012(a),(d)	1,400	1,400	Authority
JP Morgan Chase Bank NA			0.11%, 7/7/2011	800	800
0.23%, 7/20/2012(a)	2,000	2,000
0.28%, 7/9/2012(a)	2,000	2,000	Michigan - 0.16%
		$ 5,400	Calvin College
Diversified Financial Services - 0.66%			0.18%, 7/7/2011	500	500
MetLife
0.61%, 8/16/2011(a),(e)	2,000	2,000	Minnesota - 0.22%
			Minnesota Housing Finance Agency GO OF AGY
Insurance - 0.66%			0.24%, 7/7/2011	655	655
New York Life Insurance Co
0.30%, 7/28/2011(a),(e)	2,000	2,000	Mississippi - 0.66%
			Mississippi Business Finance Corp
Other Asset Backed Securities - 1.26%			0.15%, 7/7/2011	2,000	2,000
CNH Equipment Trust
0.43%, 12/9/2011	589	589	New Mexico - 1.18%
GE Equipment Transportation LLC			City of Albuquerque NM
0.29%, 7/20/2012	1,145	1,145	0.19%, 7/7/2011	1,450	1,450
John Deere Owner Trust			City of Las Cruces NM
0.31%, 5/11/2012	1,373	1,373	0.19%, 7/7/2011	900	900
Macquarie Equipment Funding Trust			Village of Los Lunas NM
0.43%, 3/20/2012(a),(c)	705	705	0.19%, 7/7/2011	1,200	1,200
		$ 3,812			$ 3,550
Pharmaceuticals - 0.72%			New York - 3.82%
Sanofi-Aventis SA			Housing Development Corp/NY
0.30%, 3/28/2012(a)	2,200	2,200	0.11%, 7/7/2011	2,200	2,200
			0.17%, 7/7/2011	835	835
TOTAL BONDS		$ 20,943	Housing Development Corp/NY FANNIE MAE
	Principal		0.15%, 7/7/2011	2,350	2,350
	Amount		Housing Development Corp/NY FREDDIE MAC
MUNICIPAL BONDS - 12.55%	(000's)	Value (000's)	0.15%, 7/7/2011	1,175	1,175
California - 1.40%			New York State Housing Finance
California Statewide Communities Development			Agency FANNIE MAE
Authority FANNIE MAE			0.11%, 7/7/2011	1,560	1,560
0.22%, 7/7/2011	$ 750	$ 750	0.14%, 7/7/2011	900	900
San Jose Redevelopment Agency			0.17%, 7/7/2011	1,700	1,700
0.17%, 7/7/2011	785	785	New York State Housing Finance
			Agency FREDDIE MAC
			0.14%, 7/7/2011	900	900
					$ 11,620

See accompanying notes

156

Schedule of Investments
Money Market Account
June 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	COMMERCIAL PAPER (continued)	(000's)	Value (000's)
North Carolina - 0.12%			Banks (continued)
Rowan County Industrial Facilities & Pollution			Deutsche Bank Financial LLC
Control Financing Authority			0.25%, 10/21/2011	$ 2,000	$ 1,998
0.24%, 7/7/2011	$ 370	$ 370	DnB NOR Bank ASA
			0.27%, 10/28/2011(c),(d)	1,600	1,599
Ohio - 0.33%			0.39%, 9/7/2011(c),(d)	2,000	1,998
Ohio Higher Educational Facility Commission			0.40%, 8/22/2011(c),(d)	2,000	1,999
0.16%, 7/7/2011	1,000	1,000	Intesa Funding LLC
			0.25%, 7/22/2011	2,200	2,200
Pennsylvania - 0.79%			0.31%, 8/15/2011	2,200	2,199
City of Reading PA			Royal Bank of Scotland Group PLC
0.19%, 7/7/2011	600	600	0.22%, 8/4/2011(c),(d)	2,200	2,199
Luzerne County Industrial Development			Skandinaviska Enskilda Banken AB
Authority			0.29%, 10/19/2011(c),(d)	1,500	1,499
0.24%, 7/7/2011	1,040	1,040	Societe Generale North America Inc
Montgomery County Industrial Development			0.37%, 8/1/2011	2,000	1,999
Authority/PA			0.37%, 8/5/2011	1,000	1,000
0.34%, 7/7/2011	750	750	Standard Chartered Bank/New York
		$ 2,390	0.34%, 8/10/2011(c)	2,100	2,099
Rhode Island - 0.63%			UBS Finance Delaware LLC
Rhode Island Student Loan Authority GTD STD			0.49%, 8/16/2011	1,300	1,299
LNS			0.53%, 7/15/2011	2,000	2,000
0.15%, 7/7/2011	1,900	1,900	0.53%, 7/19/2011	1,400	1,400
			Union Bank NA
Texas - 0.33%			0.07%, 7/6/2011	500	500
South Central Texas Industrial Development Corp			0.31%, 2/14/2012	2,500	2,495
0.17%, 7/7/2011	1,000	1,000	Westpac Banking Corp
			0.25%, 12/8/2011(c),(d)	2,000	1,998
Washington - 0.41%			0.35%, 9/7/2011(c),(d)	2,300	2,298
Washington State Housing Finance Commission					$ 53,075
0.25%, 7/7/2011	800	800	Commercial Services - 0.66%
0.27%, 7/7/2011	460	460	Salvation Army/United States
		$ 1,260	0.17%, 9/8/2011	2,000	1,999
TOTAL MUNICIPAL BONDS		$ 38,080
	Maturity		Consumer Products - 2.47%
	Amount		Reckitt Benckiser Treasury Services PLC
REPURCHASE AGREEMENTS - 7.25%	(000's)	Value (000's)	0.35%, 11/23/2011(c)	1,200	1,198
Banks - 7.25%			0.42%, 10/5/2011(c)	2,300	2,297
Credit Suisse Repurchase Agreement; 0.01% dated $	14,000	$ 14,000	0.42%, 11/21/2011(c)	2,000	1,997
06/30/11 maturing 07/01/11 (collateralized by			0.46%, 11/7/2011(c)	2,000	1,997
US Treasury Strip; $14,280,000; 5.25%;					$ 7,489
dated 11/15/28)			Diversified Financial Services - 33.50%
Deutsche Bank Repurchase Agreement; 0.01%	8,000	8,000	Alpine Securitization Corp
dated 06/30/11 maturing 07/01/11			0.13%, 7/20/2011(c)	1,500	1,500
(collateralized by US Treasury Note;			0.13%, 7/21/2011(c)	2,000	2,000
$8,160,000; 1.50%; dated 06/30/16)			0.14%, 7/27/2011(c)	2,000	2,000
		$ 22,000	American Express Credit
TOTAL REPURCHASE AGREEMENTS		$ 22,000	0.03%, 7/1/2011	2,000	2,000
	Principal		American Honda Finance Corp
	Amount		0.18%, 9/22/2011	2,000	1,999
COMMERCIAL PAPER - 70.71%	(000's)	Value (000's)	0.20%, 9/20/2011	2,200	2,199
Banks - 17.49%			0.21%, 9/21/2011	1,800	1,799
Abbey National North America LLC			BlackRock Inc
			0.22%, 8/15/2011(c)	2,000	1,999
0.42%, 8/12/2011	$ 2,200	$ 2,199
Bank of America Corp			BNP Paribas Finance Inc
0.15%, 7/21/2011	2,000	2,000	0.40%, 9/16/2011	2,000	1,998
0.19%, 9/1/2011	2,000	1,999	0.46%, 8/16/2011	2,100	2,099
Bank of Nova Scotia/New York			0.47%, 8/4/2011	2,400	2,399
0.06%, 7/1/2011	1,000	1,000	CAFCO LLC
			0.40%, 7/8/2011(c)	2,000	2,000
0.31%, 8/8/2011	2,200	2,199
0.32%, 7/25/2011	2,100	2,100	Charta Corp
BPCE SA			0.22%, 7/15/2011(c)	2,000	2,000
0.34%,7/8/2011(c),(d)	1,000	1,000	0.38%, 9/1/2011(c)	2,100	2,099
0.37%, 8/3/2011(c),(d)	2,000	1,999	0.38%, 9/19/2011(c)	1,900	1,898
Credit Agricole North America Inc			CRC Funding LLC
			0.22%, 7/20/2011(c)	2,300	2,300
0.29%, 7/1/2011	1,000	1,000	0.40%, 8/8/2011(c)	1,700	1,699
0.45%, 7/19/2011	1,800	1,800
Credit Suisse/New York NY			Danske Corp
			0.21%, 8/5/2011(c)	2,000	2,000
0.14%, 7/14/2011	1,800	1,800
0.37%, 7/11/2011	1,200	1,200

See accompanying notes

157

Schedule of Investments Money Market Account June 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
COMMERCIAL PAPER (continued)	(000's)	Value (000's)	COMMERCIAL PAPER (continued)	(000's)	Value (000's)
Diversified Financial Services (continued)			Healthcare - Products - 0.66%
Gemini Securitization Corp LLC			Covidien International Finance SA
0.20%, 8/18/2011(c)	$ 1,900	$ 1,899	0.23%, 7/13/2011(c)	$ 2,000	$ 2,000
0.20%, 8/23/2011(c)	1,400	1,399
0.21%, 8/3/2011(c)	1,600	1,600	Healthcare - Services - 0.79%
0.25%, 7/7/2011(c)	2,000	2,000	Catholic Health Initiatives
ING US Funding LLC			0.25%, 10/13/2011	2,388	2,388
0.24%, 7/5/2011	2,000	2,000
0.27%, 8/5/2011	2,000	1,999	Insurance - 1.68%
0.31%, 7/14/2011	2,000	2,000	New York Life Capital Corp
John Deere Bank SA			0.18%, 9/2/2011(c)	1,400	1,400
0.09%, 8/3/2011(c)	1,980	1,980	Prudential Funding LLC
Jupiter Securitization Co LLC			0.22%, 7/27/2011	2,000	2,000
0.13%, 7/27/2011(c)	1,000	1,000	Prudential PLC
0.17%, 8/9/2011(c)	2,000	2,000	0.23%, 8/24/2011(c)	1,700	1,699
0.17%, 9/19/2011(c)	1,500	1,499			$ 5,099
National Rural Utilities Cooperative Finance Corp			Miscellaneous Manufacturing - 0.66%
0.14%, 8/8/2011	1,000	1,000	Danaher Corp
0.16%, 7/18/2011	1,350	1,350	0.03%, 7/1/2011	2,000	2,000
Nieuw Amsterdam Receivables Corp
0.20%, 7/26/2011(c)	1,600	1,600	Oil & Gas - 2.73%
0.24%, 7/7/2011(c)	2,000	2,000	BP Capital Markets PLC
0.25%, 7/5/2011(c)	1,400	1,400	0.26%, 9/9/2011(c)	2,000	1,999
0.25%, 7/6/2011(c)	2,300	2,300	0.27%, 10/18/2011(c)	2,200	2,198
Nordea North America Inc/DE			Shell International Finance BV
0.23%, 10/24/2011	2,300	2,298	0.73%, 7/1/2011(c)	2,100	2,100
0.25%, 12/1/2011	2,000	1,998	Total Capital Canada Ltd
0.26%, 11/7/2011	1,800	1,798	0.41%, 12/16/2011(c)	2,000	1,996
Private Export Funding Corp					$ 8,293
0.20%, 11/8/2011(c)	2,300	2,298	Pharmaceuticals - 0.82%
River Fuel Co NO.2 Inc			Novartis Finance Corp
0.23%, 7/29/2011	2,000	2,000	0.02%, 7/1/2011(c)	2,500	2,500
Sheffield Receivables Corp
0.15%, 8/2/2011(c)	1,700	1,700	Supranational Bank - 2.04%
0.17%, 8/10/2011(c)	2,000	2,000	Corp Andina de Fomento
0.17%, 9/16/2011(c)	800	800	0.28%, 8/12/2011(c)	2,200	2,199
Starbird Funding Corp			0.31%, 11/9/2011(c)	2,000	1,998
0.20%, 9/15/2011(c)	1,800	1,799	0.36%, 8/29/2011(c)	2,000	1,999
0.23%, 7/18/2011(c)	2,000	2,000
0.25%, 9/26/2011(c)	2,000	1,999			$ 6,196
			Telecommunications - 1.48%
Thunder Bay Funding LLC			Telstra Corp Ltd
0.13%, 7/28/2011(c)	2,000	2,000	0.18%, 9/13/2011(c)	2,500	2,499
0.15%, 9/8/2011(c)	700	700	0.18%, 9/14/2011(c)	2,000	1,999
0.17%, 8/19/2011(c)	2,000	1,999
					$ 4,498
Toyota Motor Credit Corp			TOTAL COMMERCIAL PAPER		$ 214,633
0.20%, 8/23/2011	2,300	2,299	Total Investments		$ 303,796
0.20%, 8/30/2011	2,000	1,999
0.20%, 9/8/2011	2,000	1,999	Liabilities in Excess of Other Assets, Net - (0.09)%		$ (260)
0.36%, 2/7/2012	1,000	998	TOTAL NET ASSETS - 100.00%		$ 303,536
Variable Funding Capital Co LLC
0.15%, 7/28/2011(c)	2,000	2,000
0.20%, 7/14/2011(c)	2,000	2,000	(a)	Variable Rate. Rate shown is in effect at June 30, 2011.
			(b)	Security purchased on a when-issued basis.
		$ 101,698	(c)	Security exempt from registration under Rule 144A of the Securities Act of
Electric - 5.73%			1933. These securities may be resold in transactions exempt from
GDF Suez			registration, normally to qualified institutional buyers. Unless otherwise
0.17%, 8/9/2011(c)	2,000	1,999	indicated, these securities are not considered illiquid. At the end of the
0.18%, 8/2/2011(c)	1,650	1,650	period, the value of these securities totaled $134,922 or 44.45% of net
0.18%, 8/15/2011(c)	1,500	1,499	assets.
0.20%, 7/11/2011(c)	2,000	2,000	(d)	Security issued by foreign bank and denominated in USD.
Oglethorpe Power Corp			(e) Security is Illiquid
0.17%, 7/19/2011(c)	2,500	2,500
0.20%, 7/5/2011(c)	2,000	2,000
Southern Co Funding Corp
0.16%, 7/29/2011(c)	2,000	2,000
0.17%, 7/12/2011(c)	1,800	1,800
0.18%, 7/28/2011(c)	450	450
Southern Company Funding
0.15%, 7/20/2011(c)	1,500	1,500
		$ 17,398

See accompanying notes

158

Schedule of Investments Money Market Account June 30, 2011 (unaudited)

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ —
Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	$ —
Cost for federal income tax purposes	$ 303,796
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Financial	63 .52%
Revenue Bonds	7 .20%
Consumer, Non-cyclical	6 .12%
Utilities	5 .23%
Insured	5 .15%
Asset Backed Securities	3 .08%
Energy	2 .73%
Exchange Traded Funds	2 .68%
Government	2 .04%
Communications	1 .48%
Industrial	0 .66%
General Obligation Unltd	0 .20%
Liabilities in Excess of Other Assets, Net	(0.09)%
TOTAL NET ASSETS	100.00%

See accompanying notes

159

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2011 (unaudited)

COMMON STOCKS - 97.51%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 2.17%			Consumer Products (continued)
Boeing Co/The	29,836 $	2,206	WD-40 Co	12,445 $	486
Northrop Grumman Corp	10,669	740		$ 3,007
Teledyne Technologies Inc (a)	12,200	614	Cosmetics & Personal Care - 0.66%
	$ 3,560		Procter & Gamble Co	17,075	1,086
Agriculture - 0.46%
Archer-Daniels-Midland Co	25,050	755	Distribution & Wholesale - 0.38%
			Pool Corp	20,999	626
Airlines - 0.83%
Alaska Air Group Inc (a)	13,472	922	Diversified Financial Services - 2.97%
Cathay Pacific Airways Ltd ADR	37,549	439	Ameriprise Financial Inc	7,194	415
	$ 1,361		Charles Schwab Corp/The	129,900	2,137
Apparel - 1.39%			Franklin Resources Inc	17,710	2,325
Columbia Sportswear Co	3,509	223		$ 4,877
Nike Inc	22,938	2,064	Electric - 0.62%
	$ 2,287		Edison International	17,650	684
Automobile Manufacturers - 1.15%			PG&E Corp	7,744	325
Nissan Motor Co Ltd ADR	14,668	309	Xcel Energy Inc	600	15
PACCAR Inc	30,708	1,569		$ 1,024
	$ 1,878		Electronics - 2.00%
Automobile Parts & Equipment - 0.71%			Electro Scientific Industries Inc (a)	7,749	149
Johnson Controls Inc	28,065	1,169	FEI Co (a)	22,960	877
			FLIR Systems Inc	7,800	263
Banks - 4.79%			Itron Inc (a)	7,627	367
Barclays PLC ADR	5,125	84	Thermo Fisher Scientific Inc (a)	7,235	466
City National Corp/CA	10,081	547	Trimble Navigation Ltd (a)	12,960	514
East West Bancorp Inc	21,143	427	Waters Corp (a)	6,725	644
JP Morgan Chase & Co	43,229	1,770		$ 3,280
PNC Financial Services Group Inc	2,925	174	Engineering & Construction - 0.77%
State Street Corp	23,700	1,069	Granite Construction Inc	13,925	342
US Bancorp	38,175	974	Jacobs Engineering Group Inc (a)	21,246	919
Wells Fargo & Co	87,110	2,444		$ 1,261
Westamerica Bancorporation	7,575	373	Environmental Control - 0.58%
	$ 7,862		Energy Recovery Inc (a)	18,528	61
Beverages - 1.43%			Waste Connections Inc	27,962	887
Brown-Forman Corp	8,103	605		$ 948
Coca Cola Hellenic Bottling Co SA ADR(a)	495	13	Food - 1.81%
PepsiCo Inc	24,482	1,725	Campbell Soup Co	5,925	205
	$ 2,343		Dairy Farm International Holdings Ltd ADR	19,413	804
Biotechnology - 1.33%			Dean Foods Co (a)	8,801	108
Dendreon Corp (a)	5,225	206	General Mills Inc	28,220	1,050
Gilead Sciences Inc (a)	27,049	1,120	Kroger Co/The	23,325	578
Life Technologies Corp (a)	16,303	849	Ralcorp Holdings Inc (a)	2,525	219
	$ 2,175			$ 2,964
Building Materials - 0.64%			Gas - 1.58%
Apogee Enterprises Inc	20,293	260	Northwest Natural Gas Co	1,700	77
Cemex SAB de CV ADR(a)	12,246	105	Sempra Energy	47,460	2,509
Simpson Manufacturing Co Inc	22,688	678		$ 2,586
	$ 1,043		Healthcare - Products - 2.70%
Chemicals - 1.15%			Becton Dickinson and Co	8,222	708
CF Industries Holdings Inc	4,785	678	Johnson & Johnson	23,411	1,557
FMC Corp	8,225	707	Medtronic Inc	14,945	576
Sigma-Aldrich Corp	6,740	495	ResMed Inc (a)	9,710	301
	$ 1,880		Techne Corp	5,925	494
Commercial Services - 1.11%			Varian Medical Systems Inc (a)	11,227	786
AMN Healthcare Services Inc (a)	11,834	99		$ 4,422
Hertz Global Holdings Inc (a)	48,300	767	Healthcare - Services - 0.74%
Resources Connection Inc	17,387	209	DaVita Inc (a)	11,500	996
Robert Half International Inc	16,625	449	Health Net Inc (a)	6,305	203
TrueBlue Inc (a)	20,725	300	Sun Healthcare Group Inc (a)	1,519	12
	$ 1,824			$ 1,211
Computers - 3.23%			Home Builders - 0.04%
Apple Inc (a)	4,870	1,635	KB Home	3,375	33
Hewlett-Packard Co	35,833	1,304	Winnebago Industries Inc (a)	3,543	34
IBM Corp	12,750	2,187		$ 67
Mentor Graphics Corp (a)	13,816	177	Insurance - 1.79%
	$ 5,303		Fidelity National Financial Inc	11,625	183
Consumer Products - 1.83%			HCC Insurance Holdings Inc	26,524	835
Clorox Co	17,920	1,208	MetLife Inc	15,150	665
Kimberly-Clark Corp	11,435	761	StanCorp Financial Group Inc	26,604	1,122
Tupperware Brands Corp	8,177	552

See accompanying notes

160

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Insurance (continued)			REITS (continued)
XL Group PLC	5,625 $	124	Essex Property Trust Inc	5,528 $	748
	$ 2,929		HCP Inc	32,000	1,174
Internet - 2.39%			Nationwide Health Properties Inc	12,978	537
Amazon.com Inc (a)	5,455	1,115	Plum Creek Timber Co Inc	9,750	395
eBay Inc (a)	29,725	959	Sabra Healthcare REIT Inc	5,839	98
Google Inc (a)	3,633	1,840	Weyerhaeuser Co	77,864	1,702
	$ 3,914			$ 5,823
Iron & Steel - 1.33%			Retail - 7.83%
Reliance Steel & Aluminum Co	15,085	749	Best Buy Co Inc	12,650	397
Schnitzer Steel Industries Inc	24,810	1,429	Copart Inc (a)	22,874	1,066
	$ 2,178		Costco Wholesale Corp	36,278	2,947
Leisure Products & Services - 0.70%			CVS Caremark Corp	8,023	302
Ambassadors Group Inc	19,293	170	Home Depot Inc	16,700	605
Carnival Corp	16,175	609	Jack in the Box Inc (a)	15,212	347
Harley-Davidson Inc	9,149	375	McDonald's Corp	15,750	1,328
	$ 1,154		Nordstrom Inc	33,200	1,558
Lodging - 0.36%			Ross Stores Inc	2,400	192
Red Lion Hotels Corp (a)	75,525	597	Starbucks Corp	62,038	2,450
			Wal-Mart Stores Inc	24,250	1,289
Machinery - Diversified - 1.24%			Yum! Brands Inc	6,425	355
Cascade Corp	11,092	528		$ 12,836
Deere & Co	18,195	1,500	Savings & Loans - 0.93%
	$ 2,028		Washington Federal Inc	92,624	1,522
Media - 1.45%
Walt Disney Co/The	60,948	2,379	Semiconductors - 3.52%
			Applied Materials Inc	79,648	1,036
Metal Fabrication & Hardware - 0.60%			Avago Technologies Ltd	13,925	529
Precision Castparts Corp	5,993	987	Intel Corp	80,380	1,781
			LSI Corp (a)	41,555	296
Mining - 0.79%			Microchip Technology Inc	29,984	1,137
			Novellus Systems Inc (a)	9,025	326
Freeport-McMoRan Copper & Gold Inc	24,390	1,290	QLogic Corp (a)	20,900	333
			Supertex Inc (a)	14,878	333
Miscellaneous Manufacturing - 1.74%
Aptargroup Inc	6,470	339		$ 5,771
Crane Co	12,350	610	Shipbuilding - 0.03%
General Electric Co	100,796	1,901	Huntington Ingalls Industries Inc (a)	1,610	56
	$ 2,850
Oil & Gas - 11.07%			Software - 5.34%
			Actuate Corp (a)	45,170	264
Apache Corp	23,110	2,851	Adobe Systems Inc (a)	46,115	1,450
Berry Petroleum Co	8,389	446	Autodesk Inc (a)	15,225	588
Chevron Corp	48,708	5,009	Informatica Corp (a)	10,500	613
CNOOC Ltd ADR	2,590	611
Devon Energy Corp	21,185	1,669	Microsoft Corp	118,936	3,092
			Omnicell Inc (a)	18,141	283
Energen Corp	11,700	661
Exxon Mobil Corp	27,351	2,226	Oracle Corp	57,434	1,890
Nabors Industries Ltd (a)	17,884	441	Quality Systems Inc	1,404	123
			Quest Software Inc (a)	14,700	334
Occidental Petroleum Corp	29,611	3,081	Tyler Technologies Inc (a)	4,314	116
Total SA ADR	19,900	1,151
	$ 18,146			$ 8,753
Oil & Gas Services - 0.51%			Telecommunications - 4.87%
Natural Gas Services Group Inc (a)	17,310	280	AT&T Inc	83,000	2,607
Schlumberger Ltd	6,405	553	China Mobile Ltd ADR	14,415	674
	$ 833		Cisco Systems Inc	77,500	1,210
Pharmaceuticals - 5.93%			Corning Inc	36,825	669
			Polycom Inc (a)	10,425	670
Abbott Laboratories	22,550	1,187
Allergan Inc/United States	28,738	2,392	Qualcomm Inc	12,825	728
Bristol-Myers Squibb Co	50,002	1,448	Verizon Communications Inc	38,250	1,424
Forest Laboratories Inc (a)	12,317	485		$ 7,982
McKesson Corp	25,049	2,095	Toys, Games & Hobbies - 0.49%
Medicis Pharmaceutical Corp	12,425	474	Mattel Inc	29,145	801
Obagi Medical Products Inc (a)	15,117	143
Teva Pharmaceutical Industries Ltd ADR	8,235	397	Transportation - 2.20%
VCA Antech Inc (a)	24,756	525	Con-way Inc	11,571	449
Watson Pharmaceuticals Inc (a)	8,530	586	Expeditors International of Washington Inc	44,178	2,262
	$ 9,732		Union Pacific Corp	8,535	891
Publicly Traded Investment Fund - 1.27%				$ 3,602
iShares Russell 3000 Index Fund	26,250	2,081	Trucking & Leasing - 0.28%
			Greenbrier Cos Inc (a)	23,290	460
REITS - 3.55%
Alexandria Real Estate Equities Inc	15,098	1,169

See accompanying notes

161

		Schedule of Investments
	Principal Capital Appreciation Account
		June 30, 2011 (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)
Water - 0.23%
California Water Service Group	20,000 $	374

TOTAL COMMON STOCKS		$ 159,877
	Maturity
	Amount
REPURCHASE AGREEMENTS - 2.11%	(000's)	Value (000's)
Banks - 2.11%
Investment in Joint Trading Account; Credit Suisse $	1,085	$ 1,085
Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
US Treasury Strips; $1,106,321; 0.00%; dated
02/15/15 - 08/15/37)
Investment in Joint Trading Account; Deutsche	328	328
Bank Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $334,808; 3.50% -
3.75%; dated 06/28/13 - 08/17/20)
Investment in Joint Trading Account; JP Morgan	571	571
Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $582,274; 0.00% -
9.80%; dated 01/09/12 - 03/12/21)
Investment in Joint Trading Account; Merrill	942	942
Lynch Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $960,752; 0.00% -
8.10%; dated 07/11/11 - 11/18/30)
Investment in Joint Trading Account; Morgan	542	542
Stanley Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $553,160; 0.75% -
4.75%; dated 04/20/12 - 10/28/15)
		$ 3,468
TOTAL REPURCHASE AGREEMENTS		$ 3,468
Total Investments		$ 163,345
Other Assets in Excess of Liabilities, Net - 0.38%		$ 630
TOTAL NET ASSETS - 100.00%		$ 163,975

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 50,594
Unrealized Depreciation	(2,385)
Net Unrealized Appreciation (Depreciation)	$ 48,209
Cost for federal income tax purposes	$ 115,136
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	18 .00%
Financial	16 .14%
Consumer, Cyclical	13 .88%
Industrial	12 .25%
Technology	12 .09%
Energy	11 .58%
Communications	8 .71%
Basic Materials	3 .27%
Utilities	2 .43%
Exchange Traded Funds	1 .27%
Other Assets in Excess of Liabilities, Net	0 .38%
TOTAL NET ASSETS	100.00%

See accompanying notes

162

		Schedule of Investments
	Principal LifeTime 2010 Account
		June 30, 2011 (unaudited)

INVESTMENT COMPANIES - 100.49%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 64.08%
Bond Market Index Fund (a)	172,145 $	1,830
Core Plus Bond Fund I (a)	535,946	5,960
Diversified Real Asset Fund (a)	169,721	2,020
Global Diversified Income Fund (a)	164,109	2,225
High Yield Fund I (a)	158,602	1,775
Inflation Protection Fund (a)	649,299	5,298
International Emerging Markets Fund (a)	38,712	1,046
International Equity Index Fund (a)	72,454	798
International Fund I (a)	98,456	1,190
International Growth Fund (a)	157,372	1,481
International Value Fund I (a)	143,953	1,637
LargeCap Value Fund I (a)	286,931	3,211
MidCap Growth Fund III (a),(b)	69,402	811
MidCap Value Fund I (a)	48,763	676
Preferred Securities Fund (a)	140,122	1,419
SmallCap Growth Fund I (a),(b)	62,629	753
SmallCap Value Fund II (a)	75,467	765
	$ 32,895
Principal Variable Contracts Funds, Inc. Class 1 - 36.41%
Bond & Mortgage Securities Account (a)	553,943	6,099
LargeCap Growth Account (a)	108,857	1,713
LargeCap Growth Account I (a)	140,541	3,186
LargeCap S&P 500 Index Account (a)	212,138	1,998
LargeCap Value Account (a)	65,279	1,686
Real Estate Securities Account (a)	10,523	155
Short-Term Income Account (a)	1,515,932	3,850
	$ 18,687
TOTAL INVESTMENT COMPANIES	$ 51,582
Total Investments	$ 51,582
Liabilities in Excess of Other Assets, Net - (0.49)%	$ (251)
TOTAL NET ASSETS - 100.00%	$ 51,331

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 4,488
Unrealized Depreciation	(2,714)
Net Unrealized Appreciation (Depreciation)	$ 1,774
Cost for federal income tax purposes	$ 49,808
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	51 .10%
Domestic Equity Funds	29 .14%
International Equity Funds	11 .98%
Specialty Funds	8 .27%
Liabilities in Excess of Other Assets, Net	(0.49)%
TOTAL NET ASSETS	100.00%

See accompanying notes

163

Schedule of Investments
Principal LifeTime 2010 Account
June 30, 2011 (unaudited)

	December 31,	December 31,
Affiliated Securities	2010	2010		Purchases	Purchases	Sales	Sales	June 30, 2011 June 30, 2011
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	544,461	$ 6,577		37,801 $	409	28,319	$ 307	553,943 $	6,680
Bond Market Index Fund	145,597	1,480		36,354	384	9,806	101	172,145	1,763
Core Plus Bond Fund I	518,736	5,562		45,152	494	27,942	307	535,946	5,749
Diversified Real Asset Fund	164,845	1,713		11,602	137	6,726	79	169,721	1,771
Global Diversified Income Fund	135,006	1,387		32,664	443	3,561	48	164,109	1,783
High Yield Fund I	187,739	1,886		7,327	82	36,464	410	158,602	1,577
Inflation Protection Fund	262,391	2,309		402,015	3,275	15,107	123	649,299	5,461
International Emerging Markets Fund	43,857	1,257		2,200	58	7,345	197	38,712	1,106
International Equity Index Fund	89,609	831		5,023	54	22,178	242	72,454	658
International Fund I	95,285	1,231		8,631	102	5,460	63	98,456	1,270
International Growth Fund	181,524	2,525		3,831	35	27,983	259	157,372	2,222
International Value Fund I	149,919	1,383		12,915	145	18,881	214	143,953	1,316
LargeCap Growth Account	116,314	1,724		6,630	102	14,087	214	108,857	1,613
LargeCap Growth Account I	180,643	3,294		9,104	204	49,206	1,086	140,541	2,505
LargeCap S&P 500 Index Account	302,723	2,415		12,959	120	103,544	950	212,138	1,690
LargeCap Value Account	71,106	2,006		4,052	102	9,879	246	65,279	1,874
LargeCap Value Fund I	296,865	3,364		18,510	204	28,444	311	286,931	3,259
MidCap Growth Fund III	74,242	451		2,900	33	7,740	87	69,402	402
MidCap Value Fund I	49,430	421		2,404	33	3,071	42	48,763	413
Preferred Securities Fund	174,978	1,830		11,172	112	46,028	469	140,122	1,466
Real Estate Securities Account	104,091	2,184		—	—	93,568	1,363	10,523	245
Short-Term Income Account	814,891	2,032		740,021	1,884	38,980	98	1,515,932	3,818
SmallCap Growth Fund I	86,335	894		2,862	33	26,568	306	62,629	573
SmallCap Value Fund II	91,600	730		3,261	33	19,394	191	75,467	594

		$ 49,486		$ 8,478			$ 7,713	$ 49,808

					Realized Gain/Loss		Realized Gain/Loss from
		Income			on Investments		Other Investment Companies
Bond & Mortgage Securities Account	$ 6			$ 1			$ —
Bond Market Index Fund			—			—			—
Core Plus Bond Fund I			44			—			—
Diversified Real Asset Fund			—			—			—
Global Diversified Income Fund			51			1			—
High Yield Fund I			—			19			—
Inflation Protection Fund			68			—			—
International Emerging Markets Fund			—			(12)			—
International Equity Index Fund			—			15			—
International Fund I			—			—			—
International Growth Fund			—			(79)			—
International Value Fund I			—			2			—
LargeCap Growth Account			—			1			—
LargeCap Growth Account I			—			93			—
LargeCap S&P 500 Index Account			1			105			—
LargeCap Value Account			—			12			—
LargeCap Value Fund I			—			2			—
MidCap Growth Fund III			—			5			—
MidCap Value Fund I			—			1			—
Preferred Securities Fund			49			(7)			—
Real Estate Securities Account			—			(576)			—
Short-Term Income Account			4			—			—
SmallCap Growth Fund I			—			(48)			—
SmallCap Value Fund II			—			22			—
	$ 223			$ (443)			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

164

		Schedule of Investments
	Principal LifeTime 2020 Account
		June 30, 2011 (unaudited)

INVESTMENT COMPANIES - 100.15%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 60.53%
Bond Market Index Fund (a)	486,127 $	5,167
Core Plus Bond Fund I (a)	1,820,843	20,248
Diversified Real Asset Fund (a)	478,546	5,695
Global Diversified Income Fund (a)	184,445	2,501
Global Real Estate Securities Fund (a)	20,124	156
High Yield Fund I (a)	1,054,712	11,802
Inflation Protection Fund (a)	79,581	649
International Emerging Markets Fund (a)	251,734	6,804
International Equity Index Fund (a)	444,840	4,898
International Fund I (a)	551,440	6,667
International Growth Fund (a)	1,142,624	10,752
International Value Fund I (a)	920,654	10,468
LargeCap Value Fund I (a)	1,671,999	18,710
MidCap Growth Fund III (a),(b)	335,344	3,920
MidCap Value Fund I (a)	249,725	3,461
Preferred Securities Fund (a)	650,906	6,594
SmallCap Growth Fund I (a),(b)	416,624	5,008
SmallCap Value Fund II (a)	383,216	3,886
	$ 127,386
Principal Variable Contracts Funds, Inc. Class 1 - 39.62%
Bond & Mortgage Securities Account (a)	1,831,018	20,159
LargeCap Growth Account (a)	601,039	9,460
LargeCap Growth Account I (a)	939,289	21,294
LargeCap S&P 500 Index Account (a)	1,544,269	14,547
LargeCap Value Account (a)	373,421	9,642
Real Estate Securities Account (a)	563,460	8,283
	$ 83,385
TOTAL INVESTMENT COMPANIES	$ 210,771
Total Investments	$ 210,771
Liabilities in Excess of Other Assets, Net - (0.15)%	$ (308)
TOTAL NET ASSETS - 100.00%	$ 210,463

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 20,646
Unrealized Depreciation	(15,782)
Net Unrealized Appreciation (Depreciation)	$ 4,864
Cost for federal income tax purposes	$ 205,907
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	46 .66%
Fixed Income Funds	30 .71%
International Equity Funds	18 .88%
Specialty Funds	3 .90%
Liabilities in Excess of Other Assets, Net	(0.15)%
TOTAL NET ASSETS	100.00%

See accompanying notes

165

Schedule of Investments
Principal LifeTime 2020 Account
June 30, 2011 (unaudited)

	December 31,	December 31,
Affiliated Securities	2010	2010		Purchases	Purchases	Sales	Sales	June 30, 2011 June 30, 2011
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	1,939,856	$ 23,364		17,749 $	192	126,587	$ 1,391	1,831,018 $	22,179
Bond Market Index Fund	487,752	4,941		12,188	128	13,813	144	486,127	4,925
Core Plus Bond Fund I	1,839,697	19,742		44,806	488	63,660	701	1,820,843	19,535
Diversified Real Asset Fund	478,067	4,939		12,654	150	12,175	145	478,546	4,949
Global Diversified Income Fund	1,839	24		183,165	2,494	559	7	184,445	2,511
Global Real Estate Securities Fund	3,654	26		16,470	125	—	—	20,124	151
High Yield Fund I	1,053,457	10,563		25,183	281	23,928	266	1,054,712	10,578
Inflation Protection Fund	1,483	12		78,563	640	465	4	79,581	648
International Emerging Markets Fund	251,518	7,074		7,034	188	6,818	182	251,734	7,079
International Equity Index Fund	439,741	4,133		17,440	187	12,341	134	444,840	4,188
International Fund I	542,152	7,357		23,622	279	14,334	170	551,440	7,466
International Growth Fund	1,142,978	14,971		32,190	295	32,544	299	1,142,624	14,974
International Value Fund I	909,348	8,442		37,870	421	26,564	299	920,654	8,564
LargeCap Growth Account	602,284	8,774		14,074	218	15,319	236	601,039	8,756
LargeCap Growth Account I	950,395	17,206		14,783	332	25,889	579	939,289	16,974
LargeCap S&P 500 Index Account	1,560,871	12,457		24,053	225	40,655	380	1,544,269	12,313
LargeCap Value Account	374,196	10,306		8,570	218	9,345	236	373,421	10,290
LargeCap Value Fund I	1,681,702	18,690		39,003	435	48,706	539	1,671,999	18,593
MidCap Growth Fund III	336,977	3,230		6,627	76	8,260	94	335,344	3,212
MidCap Value Fund I	251,080	3,215		5,506	76	6,861	94	249,725	3,197
Preferred Securities Fund	637,576	6,655		28,245	284	14,915	150	650,906	6,789
Real Estate Securities Account	576,072	10,969		—	—	12,612	175	563,460	10,794
SmallCap Growth Fund I	547,160	5,880		3,223	36	133,759	1,540	416,624	4,198
SmallCap Value Fund II	385,014	3,058		7,487	76	9,285	93	383,216	3,043

		$ 206,028		$ 7,844			$ 7,858	$ 205,906

					Realized Gain/Loss		Realized Gain/Loss from
		Income			on Investments		Other Investment Companies
Bond & Mortgage Securities Account	$ 20			$ 14			$ —
Bond Market Index Fund			—			—			—
Core Plus Bond Fund I			154			6			—
Diversified Real Asset Fund			—			5			—
Global Diversified Income Fund			15			—			—
Global Real Estate Securities Fund			1			—			—
High Yield Fund I			—			—			—
Inflation Protection Fund			5			—			—
International Emerging Markets Fund			—			(1)			—
International Equity Index Fund			—			2			—
International Fund I			—			—			—
International Growth Fund			—			7			—
International Value Fund I			—			—			—
LargeCap Growth Account			—			—			—
LargeCap Growth Account I			—			15			—
LargeCap S&P 500 Index Account			7			11			—
LargeCap Value Account			—			2			—
LargeCap Value Fund I			—			7			—
MidCap Growth Fund III			—			—			—
MidCap Value Fund I			—			—			—
Preferred Securities Fund			191			—			—
Real Estate Securities Account			—			—			—
SmallCap Growth Fund I			—			(178)			—
SmallCap Value Fund II			—			2			—
	$ 393			$ (108)			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

166

		Schedule of Investments
	Principal LifeTime 2030 Account
		June 30, 2011 (unaudited)

INVESTMENT COMPANIES - 100.14%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 60.33%
Bond Market Index Fund (a)	122,894 $	1,306
Core Plus Bond Fund I (a)	450,516	5,010
Diversified Real Asset Fund (a)	151,916	1,808
Global Real Estate Securities Fund (a)	34,748	270
High Yield Fund I (a)	559,120	6,256
International Emerging Markets Fund (a)	135,995	3,676
International Equity Index Fund (a)	199,781	2,200
International Fund I (a)	281,681	3,405
International Growth Fund (a)	534,174	5,027
International Value Fund I (a)	464,333	5,279
LargeCap Value Fund I (a)	801,772	8,972
MidCap Growth Fund III (a),(b)	178,874	2,091
MidCap Value Fund I (a)	138,835	1,924
Preferred Securities Fund (a)	223,091	2,260
SmallCap Growth Fund I (a),(b)	167,634	2,015
SmallCap Value Fund II (a)	199,307	2,021
	$ 53,520
Principal Variable Contracts Funds, Inc. Class 1 - 39.81%
Bond & Mortgage Securities Account (a)	464,330	5,112
LargeCap Growth Account (a)	335,470	5,281
LargeCap Growth Account I (a)	432,369	9,802
LargeCap S&P 500 Index Account (a)	644,166	6,068
LargeCap Value Account (a)	196,597	5,076
Real Estate Securities Account (a)	270,830	3,981
	$ 35,320
TOTAL INVESTMENT COMPANIES	$ 88,840
Total Investments	$ 88,840
Liabilities in Excess of Other Assets, Net - (0.14)%	$ (126)
TOTAL NET ASSETS - 100.00%	$ 88,714

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 13,794
Unrealized Depreciation	(3,469)
Net Unrealized Appreciation (Depreciation)	$ 10,325
Cost for federal income tax purposes	$ 78,515
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	53 .24%
Fixed Income Funds	22 .48%
International Equity Funds	22 .38%
Specialty Funds	2 .04%
Liabilities in Excess of Other Assets, Net	(0.14)%
TOTAL NET ASSETS	100.00%

See accompanying notes

167

Schedule of Investments
Principal LifeTime 2030 Account
June 30, 2011 (unaudited)

	December 31,	December 31,
Affiliated Securities	2010	2010		Purchases	Purchases	Sales	Sales	June 30, 2011 June 30, 2011
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	456,177	$ 5,189		20,584 $	223	12,431	$ 135	464,330 $	5,277
Bond Market Index Fund	117,489	1,200		7,754	81	2,349	25	122,894	1,256
Core Plus Bond Fund I	435,923	4,642		26,917	295	12,324	137	450,516	4,800
Diversified Real Asset Fund	131,775	1,351		22,588	269	2,447	27	151,916	1,593
Global Real Estate Securities Fund	6,444	46		28,304	216	—	—	34,748	262
High Yield Fund I	407,426	4,001		160,217	1,802	8,523	94	559,120	5,709
International Emerging Markets Fund	131,108	2,891		6,865	184	1,978	52	135,995	3,023
International Equity Index Fund	117,835	1,135		85,134	931	3,188	34	199,781	2,032
International Fund I	264,448	2,953		21,508	254	4,275	50	281,681	3,157
International Growth Fund	515,016	5,822		28,663	264	9,505	87	534,174	6,001
International Value Fund I	434,875	4,113		37,246	417	7,788	87	464,333	4,443
LargeCap Growth Account	329,877	4,190		14,792	229	9,199	142	335,470	4,277
LargeCap Growth Account I	468,205	8,018		20,428	458	56,264	1,247	432,369	7,308
LargeCap S&P 500 Index Account	766,182	6,118		19,007	176	141,023	1,296	644,166	5,128
LargeCap Value Account	193,189	4,567		9,008	229	5,600	143	196,597	4,653
LargeCap Value Fund I	786,080	7,987		41,275	458	25,583	284	801,772	8,161
MidCap Growth Fund III	182,580	1,471		4,179	47	7,885	90	178,874	1,428
MidCap Value Fund I	141,961	1,522		3,459	47	6,585	91	138,835	1,478
Preferred Securities Fund	208,102	2,095		19,049	192	4,060	41	223,091	2,246
Real Estate Securities Account	275,816	3,352		—	—	4,986	69	270,830	3,284
SmallCap Growth Fund I	212,610	1,914		4,118	47	49,094	579	167,634	1,414
SmallCap Value Fund II	203,620	1,625		4,708	47	9,021	91	199,307	1,585

		$ 76,202		$ 6,866			$ 4,801	$ 78,515

					Realized Gain/Loss		Realized Gain/Loss from
		Income			on Investments		Other Investment Companies
Bond & Mortgage Securities Account	$ 5			$ —			$ —
Bond Market Index Fund			—			—			—
Core Plus Bond Fund I			37			—			—
Diversified Real Asset Fund			—			—			—
Global Real Estate Securities Fund			2			—			—
High Yield Fund I			—			—			—
International Emerging Markets Fund			—			—			—
International Equity Index Fund			—			—			—
International Fund I			—			—			—
International Growth Fund			—			2			—
International Value Fund I			—			—			—
LargeCap Growth Account			—			—			—
LargeCap Growth Account I			—			79			—
LargeCap S&P 500 Index Account			3			130			—
LargeCap Value Account			—			—			—
LargeCap Value Fund I			—			—			—
MidCap Growth Fund III			—			—			—
MidCap Value Fund I			—			—			—
Preferred Securities Fund			64			—			—
Real Estate Securities Account			—			1			—
SmallCap Growth Fund I			—			32			—
SmallCap Value Fund II			—			4			—
	$ 111			$ 248			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

168

		Schedule of Investments
	Principal LifeTime 2040 Account
		June 30, 2011 (unaudited)

INVESTMENT COMPANIES - 99.84%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 61.55%
Bond Market Index Fund (a)	21,526 $	229
Core Plus Bond Fund I (a)	63,301	704
Diversified Real Asset Fund (a)	31,010	369
Global Real Estate Securities Fund (a)	58,317	453
High Yield Fund I (a)	125,453	1,404
International Emerging Markets Fund (a)	39,122	1,057
International Equity Index Fund (a)	68,267	752
International Fund I (a)	90,613	1,095
International Growth Fund (a)	157,239	1,480
International Value Fund I (a)	142,666	1,622
LargeCap Value Fund I (a)	248,097	2,776
MidCap Growth Fund III (a),(b)	50,679	592
MidCap Value Fund I (a)	39,595	549
Preferred Securities Fund (a)	67,016	679
SmallCap Growth Fund I (a),(b)	54,886	660
SmallCap Value Fund II (a)	53,643	544
	$ 14,965
Principal Variable Contracts Funds, Inc. Class 1 - 38.29%
Bond & Mortgage Securities Account (a)	66,185	729
LargeCap Growth Account (a)	98,772	1,555
LargeCap Growth Account I (a)	131,092	2,972
LargeCap S&P 500 Index Account (a)	195,455	1,841
LargeCap Value Account (a)	56,594	1,461
Real Estate Securities Account (a)	51,238	753
	$ 9,311
TOTAL INVESTMENT COMPANIES	$ 24,276
Total Investments	$ 24,276
Other Assets in Excess of Liabilities, Net - 0.16%	$ 38
TOTAL NET ASSETS - 100.00%	$ 24,314

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 2,585
Unrealized Depreciation	(1,618)
Net Unrealized Appreciation (Depreciation)	$ 967
Cost for federal income tax purposes	$ 23,309
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	56 .36%
International Equity Funds	26 .57%
Fixed Income Funds	15 .39%
Specialty Funds	1 .52%
Other Assets in Excess of Liabilities, Net	0 .16%
TOTAL NET ASSETS	100.00%

See accompanying notes

169

Schedule of Investments
Principal LifeTime 2040 Account
June 30, 2011 (unaudited)

	December 31,	December 31,
Affiliated Securities	2010	2010		Purchases	Purchases	Sales	Sales	June 30, 2011 June 30, 2011
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	61,457	$ 736		7,536 $	82	2,808	$ 30	66,185 $	788
Bond Market Index Fund	19,809	201		2,772	29	1,055	10	21,526	220
Core Plus Bond Fund I	57,862	622		8,181	90	2,742	31	63,301	681
Diversified Real Asset Fund	27,786	286		4,703	56	1,479	18	31,010	324
Global Real Estate Securities Fund	1,831	13		56,486	436	—	—	58,317	449
High Yield Fund I	102,417	1,028		26,856	300	3,820	42	125,453	1,286
International Emerging Markets Fund	35,540	975		5,188	138	1,606	43	39,122	1,070
International Equity Index Fund	61,091	576		10,144	109	2,968	32	68,267	653
International Fund I	77,221	1,038		16,834	199	3,442	42	90,613	1,195
International Growth Fund	133,632	1,747		29,054	272	5,447	51	157,239	1,969
International Value Fund I	116,492	1,101		30,626	344	4,452	50	142,666	1,395
LargeCap Growth Account	91,479	1,326		11,744	181	4,451	68	98,772	1,439
LargeCap Growth Account I	128,492	2,334		16,080	360	13,480	300	131,092	2,394
LargeCap S&P 500 Index Account	218,942	1,749		18,161	168	41,648	384	195,455	1,556
LargeCap Value Account	52,163	1,445		7,133	181	2,702	68	56,594	1,558
LargeCap Value Fund I	227,936	2,510		32,471	360	12,310	137	248,097	2,733
MidCap Growth Fund III	49,642	469		4,001	45	2,964	34	50,679	480
MidCap Value Fund I	38,759	487		3,304	45	2,468	34	39,595	498
Preferred Securities Fund	55,553	574		14,421	146	2,958	30	67,016	690
Real Estate Securities Account	53,884	945		—	—	2,646	37	51,238	909
SmallCap Growth Fund I	63,091	688		3,937	45	12,142	143	54,886	593
SmallCap Value Fund II	52,496	418		4,492	45	3,345	34	53,643	430

		$ 21,268		$ 3,631			$ 1,618	$ 23,310

					Realized Gain/Loss		Realized Gain/Loss from
		Income			on Investments		Other Investment Companies
Bond & Mortgage Securities Account	$ 1			$ —			$ —
Bond Market Index Fund			—			—			—
Core Plus Bond Fund I			5			—			—
Diversified Real Asset Fund			—			—			—
Global Real Estate Securities Fund			2			—			—
High Yield Fund I			—			—			—
International Emerging Markets Fund			—			—			—
International Equity Index Fund			—			—			—
International Fund I			—			—			—
International Growth Fund			—			1			—
International Value Fund I			—			—			—
LargeCap Growth Account			—			—			—
LargeCap Growth Account I			—			—			—
LargeCap S&P 500 Index Account			1			23			—
LargeCap Value Account			—			—			—
LargeCap Value Fund I			—			—			—
MidCap Growth Fund III			—			—			—
MidCap Value Fund I			—			—			—
Preferred Securities Fund			18			—			—
Real Estate Securities Account			—			1			—
SmallCap Growth Fund I			—			3			—
SmallCap Value Fund II			—			1			—
	$ 27			$ 29			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

170

		Schedule of Investments
	Principal LifeTime 2050 Account
		June 30, 2011 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 62.48%
Bond Market Index Fund (a)	7,140 $	76
Core Plus Bond Fund I (a)	16,772	187
Diversified Real Asset Fund (a)	14,538	173
Global Real Estate Securities Fund (a)	36,737	285
High Yield Fund I (a)	64,461	721
International Emerging Markets Fund (a)	25,609	692
International Equity Index Fund (a)	50,243	553
International Fund I (a)	58,355	706
International Growth Fund (a)	108,287	1,019
International Value Fund I (a)	98,483	1,120
LargeCap Value Fund I (a)	155,937	1,745
MidCap Growth Fund III (a),(b)	33,602	393
MidCap Value Fund I (a)	25,972	360
Preferred Securities Fund (a)	36,171	366
SmallCap Growth Fund I (a),(b)	34,388	413
SmallCap Value Fund II (a)	33,141	336
	$ 9,145
Principal Variable Contracts Funds, Inc. Class 1 - 37.52%
Bond & Mortgage Securities Account (a)	14,853	163
LargeCap Growth Account (a)	63,202	995
LargeCap Growth Account I (a)	79,614	1,805
LargeCap S&P 500 Index Account (a)	122,462	1,154
LargeCap Value Account (a)	35,494	916
Real Estate Securities Account (a)	31,131	458
	$ 5,491
TOTAL INVESTMENT COMPANIES	$ 14,636
Total Investments	$ 14,636
Liabilities in Excess of Other Assets, Net - 0.00%	$ —
TOTAL NET ASSETS - 100.00%	$ 14,636

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 1,726
Unrealized Depreciation	(1,071)
Net Unrealized Appreciation (Depreciation)	$ 655
Cost for federal income tax purposes	$ 13,981
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	58 .58%
International Equity Funds	29 .89%
Fixed Income Funds	10 .35%
Specialty Funds	1 .18%
Liabilities in Excess of Other Assets, Net	0 .00%
TOTAL NET ASSETS	100.00%

See accompanying notes

171

Schedule of Investments
Principal LifeTime 2050 Account
June 30, 2011 (unaudited)

	December 31,	December 31,
Affiliated Securities	2010	2010		Purchases	Purchases	Sales	Sales	June 30, 2011 June 30, 2011
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	14,328	$ 171		1,204 $	13	679	$ 7	14,853 $	177
Bond Market Index Fund	6,959	71		404	4	223	2	7,140	73
Core Plus Bond Fund I	16,027	170		1,366	15	621	6	16,772	179
Diversified Real Asset Fund	13,552	138		1,738	20	752	8	14,538	150
Global Real Estate Securities Fund	2,535	18		34,202	264	—	—	36,737	282
High Yield Fund I	64,025	641		3,560	39	3,124	35	64,461	645
International Emerging Markets Fund	23,493	624		3,368	90	1,252	34	25,609	680
International Equity Index Fund	45,275	422		7,302	79	2,334	26	50,243	475
International Fund I	50,833	692		10,207	121	2,685	32	58,355	781
International Growth Fund	86,270	1,152		27,375	255	5,358	48	108,287	1,363
International Value Fund I	75,331	703		27,528	311	4,376	49	98,483	965
LargeCap Growth Account	61,132	874		4,953	76	2,883	44	63,202	906
LargeCap Growth Account I	86,179	1,544		6,605	147	13,170	291	79,614	1,416
LargeCap S&P 500 Index Account	130,657	1,041		10,805	100	19,000	174	122,462	977
LargeCap Value Account	34,230	946		3,041	76	1,777	43	35,494	979
LargeCap Value Fund I	150,131	1,652		13,892	153	8,086	88	155,937	1,717
MidCap Growth Fund III	33,603	308		1,903	21	1,904	22	33,602	307
MidCap Value Fund I	25,874	318		1,572	21	1,474	20	25,972	319
Preferred Securities Fund	28,642	295		9,310	94	1,781	18	36,171	371
Real Estate Securities Account	33,536	624		—	—	2,405	32	31,131	591
SmallCap Growth Fund I	43,683	467		1,843	21	11,138	129	34,388	364
SmallCap Value Fund II	32,278	255		2,646	27	1,783	18	33,141	264

		$ 13,126		$ 1,947			$ 1,126	$ 13,981

					Realized Gain/Loss		Realized Gain/Loss from
		Income			on Investments		Other Investment Companies
Bond & Mortgage Securities Account	$ —			$ —			$ —
Bond Market Index Fund			—			—			—
Core Plus Bond Fund I			2			—			—
Diversified Real Asset Fund			—			—			—
Global Real Estate Securities Fund			1			—			—
High Yield Fund I			—			—			—
International Emerging Markets Fund			—			—			—
International Equity Index Fund			—			—			—
International Fund I			—			—			—
International Growth Fund			—			4			—
International Value Fund I			—			—			—
LargeCap Growth Account			—			—			—
LargeCap Growth Account I			—			16			—
LargeCap S&P 500 Index Account			1			10			—
LargeCap Value Account			—			—			—
LargeCap Value Fund I			—			—			—
MidCap Growth Fund III			—			—			—
MidCap Value Fund I			—			—			—
Preferred Securities Fund			9			—			—
Real Estate Securities Account			—			(1)			—
SmallCap Growth Fund I			—			5			—
SmallCap Value Fund II			—			—			—
	$ 13			$ 34			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

172

		Schedule of Investments
	Principal LifeTime Strategic Income Account
		June 30, 2011 (unaudited)

INVESTMENT COMPANIES - 99.99%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 62.13%
Bond Market Index Fund (a)	127,298 $	1,353
Core Plus Bond Fund I (a)	398,179	4,428
Diversified Real Asset Fund (a)	116,141	1,382
Global Diversified Income Fund (a)	135,780	1,841
High Yield Fund I (a)	50,709	567
Inflation Protection Fund (a)	531,566	4,338
International Emerging Markets Fund (a)	9,429	255
International Equity Index Fund (a)	22,720	250
International Fund I (a)	25,644	310
International Growth Fund (a)	36,689	345
International Value Fund I (a)	31,488	358
LargeCap Value Fund I (a)	73,194	819
MidCap Growth Fund III (a),(b)	23,157	271
MidCap Value Fund I (a)	19,739	274
Preferred Securities Fund (a)	77,837	789
SmallCap Growth Fund I (a),(b)	21,695	261
SmallCap Value Fund II (a)	22,434	227
	$ 18,068
Principal Variable Contracts Funds, Inc. Class 1 - 37.86%
Bond & Mortgage Securities Account (a)	400,692	4,412
LargeCap Growth Account (a)	29,169	459
LargeCap Growth Account I (a)	42,128	955
LargeCap S&P 500 Index Account (a)	59,507	560
LargeCap Value Account (a)	18,711	483
Short-Term Income Account (a)	1,631,137	4,143
	$ 11,012
TOTAL INVESTMENT COMPANIES	$ 29,080
Total Investments	$ 29,080
Other Assets in Excess of Liabilities, Net - 0.01%	$ 2
TOTAL NET ASSETS - 100.00%	$ 29,082

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 2,049
Unrealized Depreciation	(1,182)
Net Unrealized Appreciation (Depreciation)	$ 867
Cost for federal income tax purposes	$ 28,213
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	68 .86%
Domestic Equity Funds	14 .82%
Specialty Funds	11 .08%
International Equity Funds	5 .23%
Other Assets in Excess of Liabilities, Net	0 .01%
TOTAL NET ASSETS	100.00%

See accompanying notes

173

Schedule of Investments
Principal LifeTime Strategic Income Account
June 30, 2011 (unaudited)

	December 31,	December 31,
Affiliated Securities	2010	2010		Purchases	Purchases	Sales	Sales	June 30, 2011 June 30, 2011
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	460,380	$ 5,539		19,048 $	205	78,736	$ 863	400,692 $	4,860
Bond Market Index Fund	129,121	1,319		9,308	97	11,131	116	127,298	1,300
Core Plus Bond Fund I	428,518	4,597		25,120	274	55,459	610	398,179	4,264
Diversified Real Asset Fund	117,363	1,229		8,286	97	9,508	112	116,141	1,215
Global Diversified Income Fund	135,050	1,291		10,184	137	9,454	128	135,780	1,300
High Yield Fund I	52,138	502		2,976	33	4,405	49	50,709	486
Inflation Protection Fund	436,437	3,821		117,646	954	22,517	182	531,566	4,593
International Emerging Markets Fund	10,149	247		462	12	1,182	31	9,429	228
International Equity Index Fund	23,697	222		1,116	12	2,093	23	22,720	212
International Fund I	26,554	373		1,765	21	2,675	32	25,644	363
International Growth Fund	45,772	616		1,145	10	10,228	94	36,689	520
International Value Fund I	38,631	360		2,606	29	9,749	111	31,488	282
LargeCap Growth Account	30,052	433		1,387	21	2,270	34	29,169	420
LargeCap Growth Account I	46,114	833		1,927	43	5,913	131	42,128	752
LargeCap S&P 500 Index Account	70,922	568		3,125	29	14,540	134	59,507	474
LargeCap Value Account	19,237	551		856	22	1,382	35	18,711	538
LargeCap Value Fund I	75,623	776		3,900	43	6,329	69	73,194	750
MidCap Growth Fund III	24,414	228		526	6	1,783	20	23,157	215
MidCap Value Fund I	20,788	236		433	6	1,482	20	19,739	223
Preferred Securities Fund	80,876	823		4,523	45	7,562	76	77,837	792
Short-Term Income Account	1,358,975	3,389		343,041	873	70,879	181	1,631,137	4,081
SmallCap Growth Fund I	22,914	183		521	6	1,740	21	21,695	172
SmallCap Value Fund II	23,612	183		589	6	1,767	18	22,434	173

		$ 28,319		$ 2,981			$ 3,090	$ 28,213

					Realized Gain/Loss		Realized Gain/Loss from
		Income			on Investments		Other Investment Companies
Bond & Mortgage Securities Account	$ 5			$ (21)			$ —
Bond Market Index Fund			—			—			—
Core Plus Bond Fund I			35			3			—
Diversified Real Asset Fund			—			1			—
Global Diversified Income Fund			48			—			—
High Yield Fund I			—			—			—
Inflation Protection Fund			91			—			—
International Emerging Markets Fund			—			—			—
International Equity Index Fund			—			1			—
International Fund I			—			1			—
International Growth Fund			—			(12)			—
International Value Fund I			—			4			—
LargeCap Growth Account			—			—			—
LargeCap Growth Account I			—			7			—
LargeCap S&P 500 Index Account			—			11			—
LargeCap Value Account			—			—			—
LargeCap Value Fund I			—			—			—
MidCap Growth Fund III			—			1			—
MidCap Value Fund I			—			1			—
Preferred Securities Fund			24			—			—
Short-Term Income Account			6			—			—
SmallCap Growth Fund I			—			4			—
SmallCap Value Fund II			—			2			—
	$ 209			$ 3			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

174

Schedule of Investments
Real Estate Securities Account
June 30, 2011 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax
COMMON STOCKS - 98.58%	Shares Held Value (000's)		cost of investments held as of the period end were as follows:
Commercial Services - 0.44%
Corrections Corp of America (a)	30,900 $	669
			Unrealized Appreciation	$ 37,038
			Unrealized Depreciation	(865)
Lodging - 2.23%			Net Unrealized Appreciation (Depreciation)	$ 36,173
Marriott International Inc/DE	23,000	816	Cost for federal income tax purposes	$ 115,288
Starwood Hotels & Resorts Worldwide Inc	45,800	2,567	All dollar amounts are shown in thousands (000's)
	$ 3,383
Real Estate - 1.64%			Portfolio Summary (unaudited)
CB Richard Ellis Group Inc (a)	39,800	1,000
			Sector	Percent
Jones Lang LaSalle Inc	15,900	1,499	Financial	97 .00%
	$ 2,499		Consumer, Cyclical	2 .23%
REITS - 94.27%			Consumer, Non-cyclical	0 .44%
American Assets Trust Inc	37,505	842	Other Assets in Excess of Liabilities, Net	0 .33%
American Campus Communities Inc	8,572	304	TOTAL NET ASSETS	100.00%
Apartment Investment & Management Co	150,900	3,852
AvalonBay Communities Inc	53,466	6,865
Boston Properties Inc	99,415	10,554
BRE Properties Inc	42,593	2,125
Camden Property Trust	17,200	1,094
Colonial Properties Trust	114,137	2,328
Digital Realty Trust Inc	73,923	4,567
Douglas Emmett Inc	81,089	1,613
DuPont Fabros Technology Inc	87,940	2,216
Entertainment Properties Trust	55,900	2,610
Equity Lifestyle Properties Inc	38,042	2,375
Equity One Inc	68,300	1,273
Equity Residential	181,385	10,883
Essex Property Trust Inc	17,133	2,318
Federal Realty Investment Trust	17,738	1,511
General Growth Properties Inc	121,187	2,023
Glimcher Realty Trust	130,101	1,236
HCP Inc	135,451	4,970
Health Care REIT Inc	48,822	2,560
Hersha Hospitality Trust	171,950	958
Highwoods Properties Inc	21,800	722
Home Properties Inc	6,520	397
Host Hotels & Resorts Inc	372,902	6,321
Kimco Realty Corp	67,759	1,263
LaSalle Hotel Properties	91,671	2,415
Macerich Co/The	17,251	923
Mid-America Apartment Communities Inc	7,800	526
ProLogis Inc	279,893	10,031
PS Business Parks Inc	17,417	960
Public Storage Inc	80,230	9,147
Ramco-Gershenson Properties Trust	66,881	828
Simon Property Group Inc	172,017	19,994
SL Green Realty Corp	72,150	5,979
Taubman Centers Inc	26,220	1,552
Ventas Inc	88,189	4,648
Vornado Realty Trust	90,972	8,477
	$ 143,260
TOTAL COMMON STOCKS	$ 149,811
CONVERTIBLE PREFERRED STOCKS -
1.09%	Shares Held Value (000's)
REITS - 1.09%
Digital Realty Trust Inc	44,100	1,650

TOTAL CONVERTIBLE PREFERRED STOCKS	$ 1,650
Total Investments	$ 151,461
Other Assets in Excess of Liabilities, Net - 0.33%	$ 506
TOTAL NET ASSETS - 100.00%	$ 151,967

(a) Non-Income Producing Security

See accompanying notes

175

		Schedule of Investments
		SAM Balanced Portfolio
		June 30, 2011 (unaudited)

INVESTMENT COMPANIES - 100.11%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 24.56%
Global Diversified Income Fund (a)	1,363,952 $	18,495
Global Real Estate Securities Fund (a)	734,475	5,707
High Yield Fund (a)	3,697,466	29,617
Inflation Protection Fund (a)	960,380	7,837
LargeCap Blend Fund II (a)	2,431,738	24,342
LargeCap Growth Fund II (a)	2,909,907	25,462
LargeCap Value Fund III (a)	3,178,894	34,173
MidCap Growth Fund III (a),(b)	883,449	10,327
Preferred Securities Fund (a)	2,283,152	23,128
SmallCap Growth Fund I (a),(b)	2,260,076	27,166
SmallCap Value Fund (a)	379,911	5,984
SmallCap Value Fund II (a)	590,587	5,989
Small-MidCap Dividend Income Fund (a)	1,498,256	15,132
	$ 233,359
Principal Variable Contracts Funds, Inc. Class 1 - 75.55%
Diversified International Account (a)	6,685,002	87,440
Equity Income Account (a)	11,155,658	175,144
Government & High Quality Bond Account (a)	11,467,158	120,520
Income Account (a)	11,046,830	115,329
International Emerging Markets Account (a)	1,314,400	23,199
LargeCap Growth Account (a)	3,495,671	55,022
LargeCap Value Account (a)	913,177	23,578
MidCap Blend Account (a)	623,274	26,209
Principal Capital Appreciation Account (a)	3,158,210	70,838
Real Estate Securities Account (a)	288,072	4,234
Short-Term Income Account (a)	6,432,973	16,340
	$ 717,853
TOTAL INVESTMENT COMPANIES	$ 951,212
Total Investments	$ 951,212
Liabilities in Excess of Other Assets, Net - (0.11)%	$ (1,075)
TOTAL NET ASSETS - 100.00%	$ 950,137

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 143,354
Unrealized Depreciation	(4,396)
Net Unrealized Appreciation (Depreciation)	$ 138,958
Cost for federal income tax purposes	$ 812,254
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	53 .01%
Fixed Income Funds	32 .91%
International Equity Funds	12 .24%
Specialty Funds	1 .95%
Liabilities in Excess of Other Assets, Net	(0.11)%
TOTAL NET ASSETS	100.00%

See accompanying notes

176

Schedule of Investments
SAM Balanced Portfolio
June 30, 2011 (unaudited)

	December 31,	December 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	June 30, 2011 June 30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	6,949,596	$ 83,081	59,555	$ 773	324,149	$ 4,196	6,685,002 $	78,456
Equity Income Account	12,723,542	163,267	56,144	872	1,624,028	25,011	11,155,658	140,125
Global Diversified Income Fund	1,385,181	18,472	41,979	568	63,208	856	1,363,952	18,182
Global Real Estate Securities Fund	629,486	4,614	104,989	798	—	—	734,475	5,412
Government & High Quality Bond	11,735,829	116,974	100,515	1,046	369,186	3,848	11,467,158	114,146
Account
High Yield Fund	3,903,995	27,656	177,029	1,428	383,558	3,105	3,697,466	26,037
Income Account	11,072,001	107,296	161,792	1,673	186,963	1,926	11,046,830	106,942
Inflation Protection Fund	900,709	7,316	59,671	483	—	—	960,380	7,799
International Emerging Markets	1,525,182	21,579	8,235	142	219,017	3,869	1,314,400	17,161
Account
LargeCap Blend Fund II	2,397,630	22,477	92,414	929	58,306	576	2,431,738	22,849
LargeCap Growth Account	3,596,904	35,152	32,884	512	134,117	2,068	3,495,671	34,024
LargeCap Growth Fund II	2,927,469	16,403	44,462	386	62,024	533	2,909,907	16,283
LargeCap Value Account	—	—	913,177	23,752	—	—	913,177	23,752
LargeCap Value Account III	5,683,757	47,199	31,275	311	5,715,032	58,615	—	—
LargeCap Value Fund III	—	—	3,178,894	34,759	—	—	3,178,894	34,759
MidCap Blend Account	649,867	19,214	15,989	659	42,582	1,723	623,274	18,292
MidCap Growth Fund III	861,087	8,871	32,316	370	9,954	110	883,449	9,134
Money Market Account	184,103	184	—	—	184,103	184	—	—
Preferred Securities Fund	2,387,538	18,066	81,937	824	186,323	1,895	2,283,152	17,091
Principal Capital Appreciation	3,173,634	54,774	52,336	1,167	67,760	1,500	3,158,210	54,466
Account
Real Estate Securities Account	284,572	2,287	3,500	48	—	—	288,072	2,335
Short-Term Income Account	5,216,193	12,725	1,216,780	3,095	—	—	6,432,973	15,820
SmallCap Growth Fund I	2,241,570	22,905	43,591	511	25,085	279	2,260,076	23,143
SmallCap Value Fund	1,108,052	16,230	13,976	221	742,117	11,152	379,911	5,452
SmallCap Value Fund II	—	—	590,587	5,758	—	—	590,587	5,758
Small-MidCap Dividend Income Fund	—	—	1,498,256	14,836	—	—	1,498,256	14,836

		$ 826,742		$ 95,921		$ 121,446	$ 812,254

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Diversified International Account	$ 141		$ (1,202)			$ —
Equity Income Account		872			997			—
Global Diversified Income Fund		487			(2)			—
Global Real Estate Securities Fund		38			—			—
Government & High Quality Bond Account		343			(26)			—
High Yield Fund		1,182			58			—
Income Account		458			(101)			—
Inflation Protection Fund		181			—			—
International Emerging Markets Account		12			(691)			—
LargeCap Blend Fund II		—			19			—
LargeCap Growth Account		—			428			—
LargeCap Growth Fund II		—			27			—
LargeCap Value Account		—			—			—
LargeCap Value Account III		—			11,105			—
LargeCap Value Fund III		—			—			—
MidCap Blend Account		302			142			—
MidCap Growth Fund III		—			3			—
Money Market Account		—			—			—
Preferred Securities Fund		704			96			—
Principal Capital Appreciation Account		447			25			—
Real Estate Securities Account		—			—			—
Short-Term Income Account		24			—			—
SmallCap Growth Fund I		—			6			—
SmallCap Value Fund		—			153			—
SmallCap Value Fund II		—			—			—
Small-MidCap Dividend Income Fund		—			—			—
	$ 5,191		$ 11,037			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

177

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		June 30, 2011 (unaudited)

INVESTMENT COMPANIES - 100.08%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 23.33%
Global Diversified Income Fund (a)	448,770 $	6,085
Global Real Estate Securities Fund (a)	108,021	839
High Yield Fund (a)	1,015,333	8,133
Inflation Protection Fund (a)	323,372	2,639
LargeCap Blend Fund II (a)	532,107	5,326
LargeCap Growth Fund II (a)	309,321	2,706
LargeCap Value Fund III (a)	490,346	5,271
MidCap Growth Fund III (a),(b)	217,859	2,547
Preferred Securities Fund (a)	750,039	7,598
SmallCap Growth Fund I (a),(b)	207,551	2,495
SmallCap Value Fund (a)	47,924	755
SmallCap Value Fund II (a)	44,259	449
Small-MidCap Dividend Income Fund (a)	243,049	2,455
	$ 47,298
Principal Variable Contracts Funds, Inc. Class 1 - 76.75%
Diversified International Account (a)	981,978	12,844
Equity Income Account (a)	1,344,202	21,104
Government & High Quality Bond Account (a)	3,773,297	39,657
Income Account (a)	3,710,205	38,735
International Emerging Markets Account (a)	165,441	2,920
LargeCap Growth Account (a)	521,626	8,210
LargeCap Value Account (a)	190,696	4,924
MidCap Blend Account (a)	78,218	3,289
Principal Capital Appreciation Account (a)	566,649	12,710
Real Estate Securities Account (a)	40,326	593
Short-Term Income Account (a)	4,169,934	10,592
	$ 155,578
TOTAL INVESTMENT COMPANIES	$ 202,876
Total Investments	$ 202,876
Liabilities in Excess of Other Assets, Net - (0.08)%	$ (155)
TOTAL NET ASSETS - 100.00%	$ 202,721

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 24,182
Unrealized Depreciation	(366)
Net Unrealized Appreciation (Depreciation)	$ 23,816
Cost for federal income tax purposes	$ 179,060
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	52 .96%
Domestic Equity Funds	35 .93%
International Equity Funds	8 .19%
Specialty Funds	3 .00%
Liabilities in Excess of Other Assets, Net	(0.08)%
TOTAL NET ASSETS	100.00%

See accompanying notes

178

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2011 (unaudited)

	December 31,	December 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	June 30, 2011 June 30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	1,008,371	$ 11,287	13,258	$ 172	39,651	$ 508	981,978 $	10,817
Equity Income Account	1,546,409	19,766	7,156	111	209,363	3,231	1,344,202	16,770
Global Diversified Income Fund	453,712	6,059	17,812	241	22,754	308	448,770	5,991
Global Real Estate Securities Fund	105,085	770	2,936	22	—	—	108,021	792
Government & High Quality Bond	3,702,994	37,640	209,023	2,168	138,720	1,442	3,773,297	38,346
Account
High Yield Fund	1,053,175	7,199	92,523	746	130,365	1,056	1,015,333	6,898
Income Account	3,546,053	34,946	247,765	2,549	83,613	859	3,710,205	36,593
Inflation Protection Fund	235,336	1,912	92,333	748	4,297	35	323,372	2,624
International Emerging Markets	207,256	2,249	8,516	147	50,331	890	165,441	1,578
Account
LargeCap Blend Fund II	494,555	4,596	59,396	591	21,844	217	532,107	4,978
LargeCap Growth Account	534,159	5,447	9,923	155	22,456	348	521,626	5,278
LargeCap Growth Fund II	235,732	1,201	77,590	664	4,001	34	309,321	1,831
LargeCap Value Account	—	—	190,696	4,960	—	—	190,696	4,960
LargeCap Value Account III	964,959	8,240	40,832	405	1,005,791	10,311	—	—
LargeCap Value Fund III	—	—	490,346	5,361	—	—	490,346	5,361
MidCap Blend Account	84,782	2,254	1,720	72	8,284	334	78,218	2,037
MidCap Growth Fund III	205,537	2,086	12,322	137	—	—	217,859	2,223
Preferred Securities Fund	740,045	5,596	50,823	509	40,829	414	750,039	5,694
Principal Capital Appreciation	578,333	10,349	18,666	414	30,350	679	566,649	10,102
Account
Real Estate Securities Account	40,326	289	—	—	—	—	40,326	289
Short-Term Income Account	3,859,570	9,469	407,400	1,031	97,036	246	4,169,934	10,252
SmallCap Growth Fund I	186,498	1,869	24,112	279	3,059	34	207,551	2,117
SmallCap Value Fund	179,651	2,598	6,644	104	138,371	2,080	47,924	687
SmallCap Value Fund II	—	—	44,259	432	—	—	44,259	432
Small-MidCap Dividend Income Fund	—	—	243,049	2,410	—	—	243,049	2,410

		$ 175,822		$ 24,428		$ 23,026	$ 179,060

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Diversified International Account	$ 20		$ (134)			$ —
Equity Income Account		102			124			—
Global Diversified Income Fund		160			(1)			—
Global Real Estate Securities Fund		6			—			—
Government & High Quality Bond Account		112			(20)			—
High Yield Fund		324			9			—
Income Account		152			(43)			—
Inflation Protection Fund		56			(1)			—
International Emerging Markets Account		2			72			—
LargeCap Blend Fund II		—			8			—
LargeCap Growth Account		—			24			—
LargeCap Growth Fund II		—			—			—
LargeCap Value Account		—			—			—
LargeCap Value Account III		—			1,666			—
LargeCap Value Fund III		—			—			—
MidCap Blend Account		39			45			—
MidCap Growth Fund III		—			—			—
Preferred Securities Fund		226			3			—
Principal Capital Appreciation Account		81			18			—
Real Estate Securities Account		—			—			—
Short-Term Income Account		18			(2)			—
SmallCap Growth Fund I		—			3			—
SmallCap Value Fund		—			65			—
SmallCap Value Fund II		—			—			—
Small-MidCap Dividend Income Fund		—			—			—
	$ 1,298		$ 1,836			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

179

		Schedule of Investments
	SAM Conservative Growth Portfolio
		June 30, 2011 (unaudited)

INVESTMENT COMPANIES - 100.12%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 29.24%
Diversified Real Asset Fund (a)	391,847 $	4,663
Global Real Estate Securities Fund (a)	363,904	2,828
High Yield Fund (a)	598,399	4,793
Inflation Protection Fund (a)	25,057	205
LargeCap Blend Fund II (a)	751,308	7,521
LargeCap Growth Fund II (a)	961,840	8,416
LargeCap Value Fund III (a)	1,263,745	13,585
MidCap Growth Fund III (a),(b)	339,270	3,966
Preferred Securities Fund (a)	195,785	1,983
SmallCap Growth Fund I (a),(b)	828,723	9,961
SmallCap Value Fund (a)	102,293	1,611
SmallCap Value Fund II (a)	261,704	2,654
Small-MidCap Dividend Income Fund (a)	534,888	5,402
	$ 67,588
Principal Variable Contracts Funds, Inc. Class 1 - 70.88%
Diversified International Account (a)	2,103,601	27,515
Equity Income Account (a)	3,193,597	50,139
Government & High Quality Bond Account (a)	1,163,406	12,227
Income Account (a)	1,080,563	11,281
International Emerging Markets Account (a)	360,266	6,359
LargeCap Growth Account (a)	904,486	14,237
LargeCap Value Account (a)	402,395	10,390
MidCap Blend Account (a)	193,897	8,153
Principal Capital Appreciation Account (a)	978,271	21,943
Short-Term Income Account (a)	622,677	1,582
	$ 163,826
TOTAL INVESTMENT COMPANIES	$ 231,414
Total Investments	$ 231,414
Liabilities in Excess of Other Assets, Net - (0.12)%	$ (268)
TOTAL NET ASSETS - 100.00%	$ 231,146

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 37,444
Unrealized Depreciation	(2,905)
Net Unrealized Appreciation (Depreciation)	$ 34,539
Cost for federal income tax purposes	$ 196,875
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	68 .35%
International Equity Funds	15 .87%
Fixed Income Funds	13 .88%
Specialty Funds	2 .02%
Liabilities in Excess of Other Assets, Net	(0.12)%
TOTAL NET ASSETS	100.00%

See accompanying notes

180

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2011 (unaudited)

	December 31,	December 31,
Affiliated Securities	2010	2010		Purchases	Purchases	Sales	Sales	June 30, 2011 June 30, 2011
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	2,163,843	$ 28,888		51,033 $	657	111,275	$ 1,434	2,103,601 $	27,708
Diversified Real Asset Fund	406,308	4,539		9,104	106	23,565	281	391,847	4,374
Equity Income Account	3,504,103	42,685		26,239	404	336,745	5,240	3,193,597	38,130
Global Real Estate Securities Fund	301,086	2,207		62,818	484	—	—	363,904	2,691
Government & High Quality Bond	1,208,819	11,781		31,497	328	76,910	803	1,163,406	11,309
Account
High Yield Fund	625,819	4,422		41,573	335	68,993	559	598,399	4,209
Income Account	1,124,514	10,687		19,986	207	63,937	660	1,080,563	10,212
Inflation Protection Fund	—	—		25,057	203	—	—	25,057	203
International Emerging Markets	416,885	7,233		6,685	115	63,304	1,117	360,266	6,031
Account
LargeCap Blend Fund II	695,930	6,497		79,606	797	24,228	241	751,308	7,062
LargeCap Growth Account	904,053	9,092		49,316	766	48,883	746	904,486	9,172
LargeCap Growth Fund II	918,214	5,523		55,974	485	12,348	107	961,840	5,903
LargeCap Value Account	—	—		402,395	10,466	—	—	402,395	10,466
LargeCap Value Account III	2,347,503	20,527		27,461	274	2,374,964	24,352	—	—
LargeCap Value Fund III	—	—		1,272,830	13,913	9,085	100	1,263,745	13,813
MidCap Blend Account	253,092	8,087		7,583	312	66,778	2,710	193,897	6,117
MidCap Growth Fund III	323,195	3,221		22,427	259	6,352	71	339,270	3,415
Money Market Account	37,009	37		—	—	37,009	37	—	—
Preferred Securities Fund	225,924	1,766		9,828	99	39,967	407	195,785	1,484
Principal Capital Appreciation	952,313	14,560		65,396	1,450	39,438	877	978,271	15,144
Account
Real Estate Securities Account	73,517	582		—	—	73,517	1,062	—	—
Short-Term Income Account	520,136	1,292		102,541	260	—	—	622,677	1,552
SmallCap Growth Fund	140,489	1,084		—	—	140,489	1,177	—	—
SmallCap Growth Fund I	812,015	8,362		35,972	422	19,264	224	828,723	8,555
SmallCap Value Fund	319,983	4,714		12,499	196	230,189	3,459	102,293	1,469
SmallCap Value Fund II	—	—		261,704	2,551	—	—	261,704	2,551
Small-MidCap Dividend Income Fund	—	—		534,888	5,305	—	—	534,888	5,305

		$ 197,786		$ 40,394			$ 45,664	$ 196,875

					Realized Gain/Loss		Realized Gain/Loss from
		Income			on Investments		Other Investment Companies
Diversified International Account	$ 44			$ (403)			$ —
Diversified Real Asset Fund			—			10			—
Equity Income Account			244			281			—
Global Real Estate Securities Fund			19			—			—
Government & High Quality Bond Account			35			3			—
High Yield Fund			192			11			—
Income Account			45			(22)			—
Inflation Protection Fund			2			—			—
International Emerging Markets Account			3			(200)			—
LargeCap Blend Fund II			—			9			—
LargeCap Growth Account			—			60			—
LargeCap Growth Fund II			—			2			—
LargeCap Value Account			—			—			—
LargeCap Value Account III			—			3,551			—
LargeCap Value Fund III			—			—			—
MidCap Blend Account			117			428			—
MidCap Growth Fund III			—			6			—
Money Market Account			—			—			—
Preferred Securities Fund			65			26			—
Principal Capital Appreciation Account			139			11			—
Real Estate Securities Account			—			480			—
Short-Term Income Account			3			—			—
SmallCap Growth Fund			—			93			—
SmallCap Growth Fund I			—			(5)			—
SmallCap Value Fund			—			18			—
SmallCap Value Fund II			—			—			—
Small-MidCap Dividend Income Fund			—			—			—
	$ 908			$ 4,359			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

181

		Schedule of Investments
	SAM Flexible Income Portfolio
		June 30, 2011 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 25.65%
Global Diversified Income Fund (a)	927,549 $	12,578
Global Real Estate Securities Fund (a)	365,434	2,839
High Yield Fund (a)	1,256,248	10,063
LargeCap Blend Fund II (a)	387,028	3,874
LargeCap Growth Fund II (a)	257,047	2,249
LargeCap Value Fund III (a)	397,858	4,277
Preferred Securities Fund (a)	1,199,508	12,151
SmallCap Growth Fund I (a),(b)	90,324	1,086
Small-MidCap Dividend Income Fund (a)	568,865	5,745
	$ 54,862
Principal Variable Contracts Funds, Inc. Class 1 - 74.37%
Diversified International Account (a)	477,693	6,248
Equity Income Account (a)	1,095,160	17,194
Government & High Quality Bond Account (a)	4,798,380	50,431
Income Account (a)	4,855,777	50,694
International Emerging Markets Account (a)	98,270	1,735
LargeCap Growth Account (a)	154,661	2,434
LargeCap Value Account (a)	139,191	3,594
MidCap Blend Account (a)	75,968	3,194
Principal Capital Appreciation Account (a)	179,952	4,036
Real Estate Securities Account (a)	134,741	1,981
Short-Term Income Account (a)	6,895,098	17,514
	$ 159,055
TOTAL INVESTMENT COMPANIES	$ 213,917
Total Investments	$ 213,917
Liabilities in Excess of Other Assets, Net - (0.02)%	$ (44)
TOTAL NET ASSETS - 100.00%	$ 213,873

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 23,735
Unrealized Depreciation	(126)
Net Unrealized Appreciation (Depreciation)	$ 23,609
Cost for federal income tax purposes	$ 190,308
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	65 .85%
Domestic Equity Funds	23 .23%
Specialty Funds	5 .88%
International Equity Funds	5 .06%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes

182

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2011 (unaudited)

	December 31,	December 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	June 30, 2011 June 30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	505,236	$ 5,066	5,789	$ 75	33,332	$ 428	477,693 $	4,749
Equity Income Account	1,287,685	16,206	5,298	82	197,823	3,055	1,095,160	13,386
Global Diversified Income Fund	932,357	12,453	49,030	666	53,838	729	927,549	12,388
Global Real Estate Securities Fund	288,883	2,083	88,081	677	11,530	87	365,434	2,674
Government & High Quality Bond	4,694,825	47,186	407,326	4,270	303,771	3,165	4,798,380	48,279
Account
High Yield Fund	1,416,699	9,477	97,774	791	258,225	2,089	1,256,248	8,307
Income Account	4,708,069	45,966	420,445	4,376	272,737	2,817	4,855,777	47,424
International Emerging Markets	122,213	1,189	1,084	19	25,027	423	98,270	886
Account
LargeCap Blend Fund II	314,731	2,933	87,095	861	14,798	147	387,028	3,653
LargeCap Growth Account	135,731	1,143	22,537	355	3,607	54	154,661	1,469
LargeCap Growth Fund II	249,435	1,305	14,240	121	6,628	56	257,047	1,388
LargeCap Value Account	—	—	139,191	3,620	—	—	139,191	3,620
LargeCap Value Account III	770,384	5,956	3,578	35	773,962	7,930	—	—
LargeCap Value Fund III	—	—	397,858	4,344	—	—	397,858	4,344
MidCap Blend Account	83,779	2,207	849	35	8,660	352	75,968	1,966
Preferred Securities Fund	1,324,246	9,422	71,280	720	196,018	1,988	1,199,508	8,238
Principal Capital Appreciation	135,368	2,014	45,626	1,004	1,042	23	179,952	2,995
Account
Real Estate Securities Account	252,870	2,615	1,313	18	119,442	1,719	134,741	1,082
Short-Term Income Account	6,423,483	15,648	760,516	1,930	288,901	731	6,895,098	16,848
SmallCap Growth Fund I	63,723	638	26,601	317	—	—	90,324	955
SmallCap Value Fund	86,822	1,254	—	—	86,822	1,308	—	—
Small-MidCap Dividend Income Fund	—	—	568,865	5,657	—	—	568,865	5,657

		$ 184,761		$ 29,973		$ 27,101	$ 190,308

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Diversified International Account	$ 10		$ 36			$ —
Equity Income Account		82			153			—
Global Diversified Income Fund		327			(2)			—
Global Real Estate Securities Fund		18			1			—
Government & High Quality Bond Account		143			(12)			—
High Yield Fund		413			128			—
Income Account		202			(101)			—
International Emerging Markets Account		1			101			—
LargeCap Blend Fund II		—			6			—
LargeCap Growth Account		—			25			—
LargeCap Growth Fund II		—			18			—
LargeCap Value Account		—			—			—
LargeCap Value Account III		—			1,939			—
LargeCap Value Fund III		—			—			—
MidCap Blend Account		35			76			—
Preferred Securities Fund		378			84			—
Principal Capital Appreciation Account		26			—			—
Real Estate Securities Account		—			168			—
Short-Term Income Account		29			1			—
SmallCap Growth Fund I		—			—			—
SmallCap Value Fund		—			54			—
Small-MidCap Dividend Income Fund		—			—			—
	$ 1,664		$ 2,675			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

183

		Schedule of Investments
	SAM Strategic Growth Portfolio
		June 30, 2011 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 31.97%
Global Real Estate Securities Fund (a)	417,421 $	3,243
LargeCap Blend Fund II (a)	896,040	8,969
LargeCap Growth Fund II (a)	808,186	7,072
LargeCap Value Fund III (a)	762,011	8,192
MidCap Growth Fund III (a),(b)	524,464	6,131
SmallCap Growth Fund I (a),(b)	738,227	8,873
SmallCap Value Fund (a)	69,758	1,099
SmallCap Value Fund II (a)	429,742	4,358
Small-MidCap Dividend Income Fund (a)	418,724	4,229
	$ 52,166
Principal Variable Contracts Funds, Inc. Class 1 - 68.04%
Diversified International Account (a)	1,635,572	21,393
Equity Income Account (a)	2,247,898	35,292
Government & High Quality Bond Account (a)	76,623	805
International Emerging Markets Account (a)	390,681	6,896
LargeCap Growth Account (a)	796,113	12,531
LargeCap Value Account (a)	240,616	6,213
MidCap Blend Account (a)	168,749	7,096
Principal Capital Appreciation Account (a)	902,073	20,233
Real Estate Securities Account (a)	39,808	585
	$ 111,044
TOTAL INVESTMENT COMPANIES	$ 163,210
Total Investments	$ 163,210
Liabilities in Excess of Other Assets, Net - (0.01)%	$ (17)
TOTAL NET ASSETS - 100.00%	$ 163,193

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 26,678
Unrealized Depreciation	(2,170)
Net Unrealized Appreciation (Depreciation)	$ 24,508
Cost for federal income tax purposes	$ 138,702
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	80 .20%
International Equity Funds	19 .32%
Fixed Income Funds	0 .49%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

184

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2011 (unaudited)

	December 31,	December 31,
Affiliated Securities	2010	2010		Purchases	Purchases	Sales	Sales	June 30, 2011 June 30, 2011
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	1,647,428	$ 21,665		60,476 $	781	72,332	$ 924	1,635,572 $	21,149
Equity Income Account	2,360,565	29,992		35,155	536	147,822	2,282	2,247,898	28,321
Global Real Estate Securities Fund	407,284	2,934		27,071	204	16,934	130	417,421	3,010
Government & High Quality Bond	69,702	742		6,921	72	—	—	76,623	814
Account
International Emerging Markets	410,310	6,458		16,501	286	36,130	639	390,681	5,992
Account
LargeCap Blend Fund II	781,418	7,194		139,836	1,385	25,214	248	896,040	8,335
LargeCap Growth Account	803,188	8,623		51,972	806	59,047	887	796,113	8,516
LargeCap Growth Fund II	729,589	4,480		90,565	778	11,968	100	808,186	5,157
LargeCap Value Account	—	—		240,616	6,258	—	—	240,616	6,258
LargeCap Value Account III	1,354,676	11,269		44,727	443	1,399,403	14,346	—	—
LargeCap Value Fund III	—	—		762,011	8,317	—	—	762,011	8,317
MidCap Blend Account	189,621	5,939		8,314	336	29,186	1,182	168,749	5,220
MidCap Growth Fund III	517,662	5,274		25,380	285	18,578	211	524,464	5,352
Principal Capital Appreciation	929,403	15,628		25,374	561	52,704	1,171	902,073	15,033
Account
Real Estate Securities Account	83,926	640		—	—	44,118	636	39,808	280
Short-Term Income Account	142	—		—	—	142	—	—	—
SmallCap Growth Fund I	682,589	7,047		64,876	753	9,238	101	738,227	7,697
SmallCap Value Fund	254,840	3,758		9,373	147	194,455	2,923	69,758	1,001
SmallCap Value Fund II	158,315	1,427		274,015	2,698	2,588	26	429,742	4,099
Small-MidCap Dividend Income Fund	—	—		418,724	4,151	—	—	418,724	4,151

		$ 133,070		$ 28,797			$ 25,806	$ 138,702

					Realized Gain/Loss		Realized Gain/Loss from
		Income			on Investments		Other Investment Companies
Diversified International Account	$ 34			$ (373)			$ —
Equity Income Account			170			75			—
Global Real Estate Securities Fund			23			2			—
Government & High Quality Bond Account			2			—			—
International Emerging Markets Account			4			(113)			—
LargeCap Blend Fund II			—			4			—
LargeCap Growth Account			—			(26)			—
LargeCap Growth Fund II			—			(1)			—
LargeCap Value Account			—			—			—
LargeCap Value Account III			—			2,634			—
LargeCap Value Fund III			—			—			—
MidCap Blend Account			90			127			—
MidCap Growth Fund III			—			4			—
Principal Capital Appreciation Account			130			15			—
Real Estate Securities Account			—			276			—
Short-Term Income Account			—			—			—
SmallCap Growth Fund I			—			(2)			—
SmallCap Value Fund			—			19			—
SmallCap Value Fund II			—			—			—
Small-MidCap Dividend Income Fund			—			—			—
	$ 453			$ 2,641			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

185

Schedule of Investments
Short-Term Income Account
June 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 95.28%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Aerospace & Defense - 0.17%			Chemicals (continued)
General Dynamics Corp			Airgas Inc
1.80%, 07/15/2011	$ 400	$ 400	3.25%, 10/01/2015	$ 3,000	$ 3,051
			Dow Chemical Co/The
Automobile Asset Backed Securities - 0.15%			7.60%, 05/15/2014	2,250	2,609
Ford Credit Auto Lease Trust			EI du Pont de Nemours & Co
1.04%, 03/15/2013(a)	6	6	5.00%, 07/15/2013	500	541
Ford Credit Auto Owner Trust			PPG Industries Inc
5.47%, 09/15/2012(b)	200	201	5.75%, 03/15/2013	2,000	2,149
Nissan Auto Receivables Owner Trust					$ 8,560
4.28%, 07/15/2013	142	144	Commercial Services - 0.96%
		$ 351	Western Union Co/The
Automobile Floor Plan Asset Backed Securities - 0.09%			5.40%, 11/17/2011	800	815
Nissan Master Owner Trust Receivables			Yale University
1.34%, 01/15/2015(a),(b)	200	202	2.90%, 10/15/2014	1,330	1,401
					$ 2,216
Banks - 21.93%			Computers - 1.66%
American Express Bank FSB			Hewlett-Packard Co
5.50%, 04/16/2013	2,000	2,140	1.25%, 09/13/2013	1,500	1,508
Australia & New Zealand Banking Group Ltd			4.25%, 02/24/2012	750	768
3.70%, 01/13/2015(a)	1,250	1,299	International Business Machines Corp
Bank of America Corp			2.10%, 05/06/2013	1,500	1,538
4.50%, 04/01/2015	1,750	1,830			$ 3,814
Bank of New York Mellon Corp/The			Diversified Financial Services - 13.42%
2.95%, 06/18/2015	3,060	3,158	American Express Credit Corp
Barclays Bank PLC			2.75%, 09/15/2015	1,000	1,000
2.50%, 01/23/2013	2,125	2,164	5.88%, 05/02/2013	1,000	1,077
Citigroup Inc			American Honda Finance Corp
5.50%, 08/27/2012	700	734	1.63%, 09/20/2013(a)	1,500	1,509
6.00%, 12/13/2013	2,000	2,175	2.38%, 03/18/2013(a)	900	917
6.50%, 08/19/2013	1,500	1,631	4.63%, 04/02/2013(a)	1,000	1,056
Commonwealth Bank of Australia			BlackRock Inc
2.13%, 03/17/2014(a)	2,500	2,522	2.25%, 12/10/2012	3,000	3,059
3.75%, 10/15/2014(a)	1,750	1,839	Countrywide Financial Corp
Goldman Sachs Group Inc/The			5.80%, 06/07/2012	2,000	2,086
3.70%, 08/01/2015	1,500	1,527	ERAC USA Finance LLC
5.25%, 10/15/2013	1,000	1,073	2.75%, 07/01/2013(a)	2,750	2,806
6.00%, 05/01/2014	1,300	1,426	5.60%, 05/01/2015(a)	750	834
HSBC Bank PLC			5.80%, 10/15/2012(a)	500	527
3.50%, 06/28/2015(a)	2,500	2,565	FMR LLC
ING Bank NV			4.75%, 03/01/2013(a)	3,000	3,149
2.38%, 06/09/2014(a)	1,000	995	Franklin Resources Inc
4.00%, 03/15/2016(a)	3,250	3,289	2.00%, 05/20/2013	2,500	2,541
JP Morgan Chase & Co			FUEL Trust
2.20%, 06/15/2012	750	764	3.98%, 06/15/2016(a)	1,000	992
3.70%, 01/20/2015	2,400	2,495	General Electric Capital Corp
5.38%, 10/01/2012	750	793	2.80%, 01/08/2013	2,500	2,563
Lloyds TSB Bank PLC			2.95%, 05/09/2016	500	503
4.88%, 01/21/2016	3,250	3,324	3.50%, 06/29/2015	500	519
Morgan Stanley			5.72%, 08/22/2011	800	807
2.88%, 01/24/2014	2,000	2,024	Jefferies Group Inc
6.00%, 05/13/2014	2,000	2,178	5.88%, 06/08/2014	1,500	1,640
6.00%, 04/28/2015	500	542	MassMutual Global Funding II
Santander US Debt SA Unipersonal			2.30%, 09/28/2015(a)	1,500	1,500
2.49%, 01/18/2013(a)	1,250	1,238	2.88%, 04/21/2014(a)	1,000	1,045
Wells Fargo & Co			Toyota Motor Credit Corp
3.63%, 04/15/2015	1,350	1,411	3.20%, 06/17/2015	750	779
3.68%, 06/15/2016(b)	500	514			$ 30,909
4.38%, 01/31/2013	750	787	Electric - 1.71%
Westpac Banking Corp			Commonwealth Edison Co
2.25%, 11/19/2012	2,000	2,038	5.40%, 12/15/2011	750	766
3.00%, 08/04/2015	2,000	2,022	LG&E and KU Energy LLC
		$ 50,497	2.13%, 11/15/2015(a)	500	488
Biotechnology - 0.32%			Nisource Finance Corp
Amgen Inc			6.15%, 03/01/2013	500	538
2.30%, 06/15/2016	750	744	Oncor Electric Delivery Co LLC
			5.95%, 09/01/2013	1,250	1,364
Chemicals - 3.72%			6.38%, 05/01/2012	750	782
Air Products & Chemicals Inc					$ 3,938
4.15%, 02/01/2013	200	210

See accompanying notes

186

Schedule of Investments
Short-Term Income Account
June 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Food - 0.88%			Iron & Steel (continued)
Corn Products International Inc			Nucor Corp
3.20%, 11/01/2015	$ 1,500 $	1,530	5.00%, 12/01/2012	$ 1,230 $	1,299
Sara Lee Corp				$ 3,348
2.75%, 09/15/2015	500	499	Manufactured Housing Asset Backed Securities - 0.04%
	$ 2,029		Green Tree Financial Corp
Gas - 0.69%			7.70%, 09/15/2026	65	68
Florida Gas Transmission Co LLC			Mid-State Trust
4.00%, 07/15/2015(a)	1,000	1,051	8.33%, 04/01/2030	31	32
Sempra Energy				$ 100
6.00%, 02/01/2013	500	536	Media - 0.46%
	$ 1,587		DIRECTV Holdings LLC / DIRECTV Financing
Healthcare - Services - 0.18%			Co Inc
UnitedHealth Group Inc			3.55%, 03/15/2015	500	522
4.88%, 02/15/2013	400	423	Time Warner Cable Inc
			5.40%, 07/02/2012	500	523
Home Equity Asset Backed Securities - 4.36%				$ 1,045
ACE Securities Corp			Mining - 0.89%
0.53%, 05/25/2035(b)	1,036	929	Anglo American Capital PLC
0.64%, 04/25/2035(b)	897	876	2.15%, 09/27/2013(a)	1,500	1,520
Aegis Asset Backed Securities Trust			Barrick Gold Corp
0.67%, 03/25/2035(b)	717	707	1.75%, 05/30/2014(a)	500	501
Bayview Financial Acquisition Trust			Vulcan Materials Co
0.42%, 11/28/2036(b)	55	51	5.60%, 11/30/2012	25	26
6.04%, 11/28/2036	781	782		$ 2,047
Home Equity Asset Trust			Mortgage Backed Securities - 12.19%
0.62%, 10/25/2035(b)	157	157	Adjustable Rate Mortgage Trust
Morgan Stanley ABS Capital I			0.99%, 03/25/2035(b)	254	245
0.94%, 01/25/2035(b)	1,021	1,007	1.33%, 02/25/2035(b)	20	18
New Century Home Equity Loan Trust			Banc of America Alternative Loan Trust
0.67%, 07/25/2035(b)	2,000	1,736	5.00%, 12/25/2018	664	671
4.76%, 11/25/2033	62	61	Banc of America Funding Corp
Residential Asset Securities Corp			4.75%, 09/25/2019	732	750
4.47%, 03/25/2032	745	748	Banc of America Mortgage Securities Inc
4.59%, 08/25/2031	46	45	4.75%, 02/25/2035	207	207
Wells Fargo Home Equity Trust			5.00%, 01/25/2019	516	534
0.61%, 05/25/2034(b)	282	253	5.00%, 02/25/2020	418	418
5.00%, 05/25/2034	2,636	2,679	5.00%, 08/25/2020	186	187
	$ 10,031		5.00%, 05/25/2034	178	178
Insurance - 5.12%			5.25%, 10/25/2019	238	243
Aspen Insurance Holdings Ltd			5.25%, 10/25/2034	149	149
6.00%, 08/15/2014	1,000	1,081	BCAP LLC Trust
Berkshire Hathaway Finance Corp			5.25%, 06/26/2037(a)	366	373
1.50%, 01/10/2014	500	504	Bear Stearns Alt-A Trust
Berkshire Hathaway Inc			0.47%, 07/25/2035(b)	15	11
2.13%, 02/11/2013	1,250	1,283	Bear Stearns Commercial Mortgage Securities
Fidelity National Financial Inc			7.00%, 05/20/2030	1,192	1,230
7.30%, 08/15/2011	600	604	Cendant Mortgage Corp
MetLife Inc			4.96%, 06/25/2034(b)	325	332
2.38%, 02/06/2014	1,500	1,529	Chase Mortgage Finance Corp
Metropolitan Life Global Funding I			5.50%, 05/25/2035	117	117
2.50%, 01/11/2013(a)	725	738	Citicorp Mortgage Securities Inc
2.88%, 09/17/2012(a)	250	255	4.50%, 09/25/2034(b)	205	205
5.13%, 04/10/2013(a)	250	266	5.25%, 02/25/2035	233	235
5.13%, 06/10/2014(a)	750	819	Citigroup Mortgage Loan Trust Inc
New York Life Global Funding			6.00%, 11/25/2036(a),(b)	938	981
2.25%, 12/14/2012(a)	750	765	Countrywide Alternative Loan Trust
3.00%, 05/04/2015(a)	750	776	6.00%, 02/25/2017	271	278
4.65%, 05/09/2013(a)	1,000	1,070	Countrywide Asset-Backed Certificates
5.25%, 10/16/2012(a)	750	792	0.47%, 11/25/2035(b)	10	10
Prudential Financial Inc			Countrywide Home Loan Mortgage Pass Through
3.63%, 09/17/2012	750	770	Trust
5.15%, 01/15/2013	500	528	4.50%, 01/25/2019(b)	441	450
	$ 11,780		4.50%, 08/25/2033	271	274
Iron & Steel - 1.46%			4.75%, 01/25/2019	410	420
ArcelorMittal			4.75%, 01/25/2019	403	415
3.75%, 03/01/2016	1,500	1,517	5.00%, 11/25/2018	668	688
5.38%, 06/01/2013	500	532	5.00%, 09/25/2019	489	499
			5.00%, 06/25/2034	261	262
			5.00%, 08/25/2034	206	208

See accompanying notes

187

Schedule of Investments
Short-Term Income Account
June 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mortgage Backed Securities (continued)			Oil & Gas Services - 0.95%
Countrywide Home Loan Mortgage Pass Through			Weatherford International Ltd
Trust (continued)			5.50%, 02/15/2016	$ 2,000 $	2,192
5.25%, 10/25/2034	$ 707 $	725
Credit Suisse First Boston Mortgage Securities			Other Asset Backed Securities - 2.14%
Corp			Ameriquest Mortgage Securities Inc
1.15%, 05/25/2034(b)	204	188	0.39%, 08/25/2035(b)	403	384
5.00%, 09/25/2019	97	97	Carrington Mortgage Loan Trust
5.00%, 10/25/2019	667	672	0.47%, 12/25/2035(b)	500	481
Fannie Mae			Countrywide Asset-Backed Certificates
0.49%, 02/25/2032(b)	32	32	0.26%, 05/25/2028(b)	62	61
6.00%, 02/25/2031	769	781	0.59%, 08/25/2034(b)	728	719
Freddie Mac			0.84%, 12/25/2034(b)	1,483	1,448
0.59%, 07/15/2023(b)	161	161	Credit-Based Asset Servicing and Securitization
0.64%, 06/15/2023(b)	38	38	LLC
6.00%, 09/15/2029	185	187	5.33%, 08/25/2035(b)	330	334
Ginnie Mae			First Franklin Mortgage Loan Asset Backed
4.50%, 08/20/2032	135	142	Certificates
GMAC Mortgage Corp Loan Trust			0.47%, 10/25/2035(b)	1,371	1,301
5.25%, 07/25/2034	168	169	Green Tree Home Improvement Loan Trust
GSR Mortgage Loan Trust			7.45%, 09/15/2025	5	5
0.49%, 03/25/2035(b)	629	622	Merrill Lynch First Franklin Mortgage Loan Trust
5.00%, 08/25/2019	405	409	0.89%, 10/25/2037(b)	187	184
JP Morgan Mortgage Trust				$ 4,917
5.00%, 09/25/2034	2,140	2,211	Pharmaceuticals - 1.69%
Mastr Adjustable Rate Mortgages Trust			Abbott Laboratories
0.63%, 08/25/2034(b)	335	325	2.70%, 05/27/2015	1,500	1,560
MASTR Alternative Loans Trust			Novartis Capital Corp
5.00%, 09/25/2019	1,229	1,245	2.90%, 04/24/2015	500	520
6.50%, 01/25/2019	255	270	Pfizer Inc
MASTR Asset Securitization Trust			4.45%, 03/15/2012	1,760	1,810
0.69%, 01/25/2034(b)	76	76		$ 3,890
5.00%, 12/25/2019	106	109	Pipelines - 1.25%
5.25%, 12/25/2033	2,392	2,442	Enterprise Products Operating LLC
Prime Mortgage Trust			3.70%, 06/01/2015	1,250	1,311
4.75%, 11/25/2019	153	157	Plains All American Pipeline LP / PAA Finance
5.25%, 07/25/2020(b)	1,296	1,323	Corp
Residential Accredit Loans Inc			3.95%, 09/15/2015	1,500	1,573
5.00%, 12/26/2018	1,432	1,460		$ 2,884
5.00%, 03/25/2019	434	440	Publicly Traded Investment Fund - 0.45%
5.50%, 08/25/2033	374	386	CDP Financial Inc
6.00%, 11/25/2032	175	177	3.00%, 11/25/2014(a)	1,000	1,040
Residential Asset Securitization Trust
4.75%, 02/25/2019	700	707	Real Estate - 1.62%
Structured Asset Securities Corp			WCI Finance LLC / WEA Finance LLC
4.50%, 02/25/2033	112	113	5.40%, 10/01/2012(a)	2,500	2,627
WaMu Mortgage Pass Through Certificates			WT Finance Aust Pty Ltd / Westfield Capital /
5.00%, 09/25/2018	246	253	WEA Finance LLC
Wells Fargo Mortgage Backed Securities Trust			5.13%, 11/15/2014(a)	1,000	1,089
4.50%, 08/25/2018	379	386		$ 3,716
4.75%, 11/25/2018	240	248	REITS - 7.61%
4.75%, 12/25/2018	217	220	Arden Realty LP
5.00%, 11/25/2020	68	70	5.25%, 03/01/2015	500	542
5.50%, 05/25/2035	645	643	AvalonBay Communities Inc
	$ 28,072		5.50%, 01/15/2012	2,750	2,819
Oil & Gas - 4.52%			BioMed Realty LP
BP Capital Markets PLC			3.85%, 04/15/2016	1,500	1,512
3.13%, 10/01/2015	1,000	1,027	Duke Realty LP
3.63%, 05/08/2014	2,000	2,102	6.25%, 05/15/2013	750	808
5.25%, 11/07/2013	2,000	2,164	ERP Operating LP
Ensco PLC			5.50%, 10/01/2012	700	737
3.25%, 03/15/2016	1,750	1,777	6.63%, 03/15/2012	2,000	2,079
Petrobras International Finance Co - Pifco			HCP Inc
3.88%, 01/27/2016	1,750	1,782	2.70%, 02/01/2014	400	406
Shell International Finance BV			Health Care REIT Inc
3.10%, 06/28/2015	750	784	5.88%, 05/15/2015	1,000	1,103
Total Capital SA			6.00%, 11/15/2013	2,500	2,712
3.00%, 06/24/2015	750	780	Healthcare Realty Trust Inc
	$ 10,416		5.13%, 04/01/2014	1,250	1,332

See accompanying notes

188

Schedule of Investments
Short-Term Income Account
June 30, 2011 (unaudited)

	Principal			Principal
	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
BONDS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
REITS (continued)			Federal National Mortgage Association (FNMA) (continued)
Nationwide Health Properties Inc			2.54%, 11/01/2032(b),(d)	$ 18	$ 19
6.25%, 02/01/2013	$ 2,500	$ 2,660	2.55%, 02/01/2035(b),(d)	15	15
6.50%, 07/15/2011	800	801	2.67%, 08/01/2034(b),(d)	49	51
		$ 17,511	2.72%, 07/01/2034(b),(d)	109	115
Retail - 1.55%			2.75%, 12/01/2033(b),(d)	33	34
Wal-Mart Stores Inc			3.73%, 01/01/2019(b),(d)	1	1
1.50%, 10/25/2015	1,000	987	4.00%, 05/01/2019(d)	270	279
1.63%, 04/15/2014	1,000	1,013	4.46%, 11/01/2035(b),(d)	5	6
2.88%, 04/01/2015	1,000	1,042	4.50%, 07/01/2011(d)	2	2
3.20%, 05/15/2014	500	528	5.61%, 04/01/2019(b),(d)	3	3
		$ 3,570	6.50%, 01/01/2014(d)	8	9
Savings & Loans - 0.00%			6.50%, 01/01/2014(d)	8	9
Washington Mutual Bank / Henderson NV			8.00%, 05/01/2027(d)	56	65
0.00%, 01/15/2013(c)	200	—	8.50%, 11/01/2017(d)	6	6
					$ 1,178
Software - 0.23%			Government National Mortgage Association (GNMA) - 0.04%
Microsoft Corp			9.00%, 12/15/2020	5	6
2.95%, 06/01/2014	500	528	9.00%, 04/20/2025	1	1
			10.00%, 09/15/2018	3	4
Student Loan Asset Backed Securities - 0.21%			10.00%, 09/15/2018	4	4
SLM Student Loan Trust			10.00%, 02/15/2019	28	32
1.37%, 10/25/2016(b)	478	483	10.00%, 05/15/2020	12	14
			10.00%, 06/15/2020	9	11
Telecommunications - 2.27%			10.00%, 12/15/2020	1	1
AT&T Inc			10.00%, 02/15/2025	4	5
2.50%, 08/15/2015	1,000	1,013	10.00%, 04/15/2025	1	1
2.95%, 05/15/2016	1,000	1,013	11.00%, 12/15/2015	1	1
4.95%, 01/15/2013	475	503	11.00%, 12/15/2015	2	3
Verizon Communications Inc					$ 83
3.00%, 04/01/2016	1,250	1,277	U.S. Treasury - 0.17%
Verizon New Jersey Inc			1.00%, 12/31/2011(e)	396	398
5.88%, 01/17/2012	1,375	1,413
		$ 5,219	TOTAL U.S. GOVERNMENT &
Textiles - 0.21%			GOVERNMENT AGENCY OBLIGATIONS		$ 3,201
Mohawk Industries Inc				Maturity
7.20%, 04/15/2012	475	489		Amount
			REPURCHASE AGREEMENTS - 1.84%	(000's)	Value (000's)
Transportation - 0.18%			Banks - 1.84%
United Parcel Service Inc			Investment in Joint Trading Account; Credit Suisse $	1,329	$ 1,329
4.50%, 01/15/2013	400	423	Repurchase Agreement; 0.01% dated
			06/30/11 maturing 07/01/11 (collateralized by
TOTAL BONDS		$ 219,371	US Treasury Strips; $1,355,180; 0.00%; dated
	Principal		02/15/15 - 08/15/37)
	Amount		Investment in Joint Trading Account; Deutsche	402	402
MUNICIPAL BONDS - 0.19%	(000's)	Value (000's)	Bank Repurchase Agreement; 0.01% dated
Florida - 0.19%			06/30/11 maturing 07/01/11 (collateralized by
Florida Housing Finance Corp			Sovereign Agency Issues; $410,121; 3.50% -
0.28%, 01/15/2035	$ 190	$ 190	3.75%; dated 06/28/13 - 08/17/20)
0.65%, 06/15/2036	250	250	Investment in Joint Trading Account; JP Morgan	699	699
		$ 440	Repurchase Agreement; 0.01% dated
TOTAL MUNICIPAL BONDS		$ 440	06/30/11 maturing 07/01/11 (collateralized by
	Principal		Sovereign Agency Issues; $713,252; 0.00% -
U.S. GOVERNMENT & GOVERNMENT	Amount		9.80%; dated 01/09/12 - 03/12/21)
AGENCY OBLIGATIONS - 1.39%	(000's)	Value (000's)	Investment in Joint Trading Account; Merrill	1,154	1,154
Federal Home Loan Mortgage Corporation (FHLMC) - 0.67%			Lynch Repurchase Agreement; 0.01% dated
2.44%, 11/01/2021(b),(d)	$ 3	$ 3	06/30/11 maturing 07/01/11 (collateralized by
2.54%, 09/01/2035(b),(d)	90	94	Sovereign Agency Issues; $1,176,867; 0.00%
5.50%, 11/01/2017(d)	1,284	1,390	- 8.10%; dated 07/11/11 - 11/18/30)
6.00%, 05/01/2017(d)	48	52	Investment in Joint Trading Account; Morgan	664	664
9.50%, 08/01/2016(d)	3	3	Stanley Repurchase Agreement; 0.01% dated
		$ 1,542	06/30/11 maturing 07/01/11 (collateralized by
Federal National Mortgage Association (FNMA) - 0.51%			Sovereign Agency Issues; $677,590; 0.75% -
2.01%, 04/01/2033(b),(d)	236	247	4.75%; dated 04/20/12 - 10/28/15)
2.30%, 11/01/2022(b),(d)	1	1			$ 4,248
2.35%, 12/01/2032(b),(d)	58	60	TOTAL REPURCHASE AGREEMENTS		$ 4,248
2.49%, 01/01/2035(b),(d)	29	30	Total Investments		$ 227,260
2.49%, 02/01/2037(b),(d)	134	141	Other Assets in Excess of Liabilities, Net - 1.30%		$ 2,997
2.50%, 01/01/2035(b),(d)	81	85	TOTAL NET ASSETS - 100.00%		$ 230,257

See accompanying notes

189

Schedule of Investments Short-Term Income Account June 30, 2011 (unaudited)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $43,441 or 18.87% of net assets.
(b)	Variable Rate. Rate shown is in effect at June 30, 2011.
(c)	Non-Income Producing Security
(d)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $232 or 0.10% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 3,651
Unrealized Depreciation		(586)
Net Unrealized Appreciation (Depreciation)		$ 3,065
Cost for federal income tax purposes		$ 224,195
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		51 .99%
Mortgage Securities		13 .41%
Asset Backed Securities		6 .99%
Energy		6 .72%
Basic Materials		6 .07%
Consumer, Non-cyclical		4 .03%
Communications		2 .73%
Utilities		2 .40%
Technology		1 .89%
Consumer, Cyclical		1 .76%
Industrial		0 .35%
Revenue Bonds		0 .19%
Government		0 .17%
Other Assets in Excess of Liabilities, Net		1 .30%
TOTAL NET ASSETS		100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
US 5 Year Note; September 2011	Short	200	$ 23,757	$ 23,839	$ (82)
$ (82)

All dollar amounts are shown in thousands (000's)

See accompanying notes

190

Schedule of Investments
SmallCap Blend Account
June 30, 2011 (unaudited)

COMMON STOCKS - 95.87%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 3.09%			Distribution & Wholesale - 0.32%
Esterline Technologies Corp (a)	5,735 $	438	Brightpoint Inc (a)	21,830 $	177
HEICO Corp	8,032	440
LMI Aerospace Inc (a)	4,150	101	Diversified Financial Services - 1.25%
Moog Inc (a)	11,460	499	Calamos Asset Management Inc	15,340	223
Triumph Group Inc	2,390	238	MarketAxess Holdings Inc	11,980	300
	$ 1,716		optionsXpress Holdings Inc	10,390	173
Airlines - 1.10%				$ 696
Alaska Air Group Inc (a)	8,900	609	Electric - 2.57%
			Avista Corp	16,880	434
Apparel - 1.76%			IDACORP Inc	5,540	219
Perry Ellis International Inc (a)	9,847	249	NorthWestern Corp	10,590	350
Steven Madden Ltd (a)	9,966	374	Unisource Energy Corp	11,390	425
Warnaco Group Inc/The (a)	6,776	354		$ 1,428
	$ 977		Electrical Components & Equipment - 0.28%
Automobile Parts & Equipment - 1.30%			EnerSys (a)	4,470	154
Dana Holding Corp (a)	21,690	397
Tenneco Inc (a)	7,300	322	Electronics - 1.32%
	$ 719		OSI Systems Inc (a)	7,730	332
Banks - 3.87%			Rofin-Sinar Technologies Inc (a)	11,790	403
Chemical Financial Corp	3,700	69		$ 735
Community Bank System Inc	9,840	244	Engineering & Construction - 1.10%
Community Trust Bancorp Inc	2,870	80	MasTec Inc (a)	30,880	609
Eagle Bancorp Inc (a)	5,150	69
East West Bancorp Inc	14,151	286	Food - 1.47%
Financial Institutions Inc	4,132	68	Fresh Del Monte Produce Inc	7,240	193
First of Long Island Corp/The	2,490	69	Fresh Market Inc/The (a)	6,690	259
NBT Bancorp Inc	7,690	170	TreeHouse Foods Inc (a)	6,630	362
Signature Bank/New York NY (a)	9,140	523		$ 814
Washington Banking Co	5,520	73	Forest Products & Paper - 0.65%
Webster Financial Corp	17,910	376	Domtar Corp	3,830	363
West Coast Bancorp/OR (a)	7,392	124
	$ 2,151		Gas - 0.57%
Biotechnology - 2.12%			Southwest Gas Corp	8,230	318
Acorda Therapeutics Inc (a)	6,940	224
Arqule Inc (a)	19,280	120	Hand & Machine Tools - 0.88%
Cytokinetics Inc (a)	56,874	71	Franklin Electric Co Inc	10,380	487
Human Genome Sciences Inc (a)	8,833	217
Incyte Corp (a)	15,780	299	Healthcare - Products - 1.31%
Momenta Pharmaceuticals Inc (a)	12,791	249	Bruker BioSciences Corp (a)	6,680	136
	$ 1,180		Cantel Medical Corp	7,320	197
Chemicals - 1.96%			Orthofix International NV (a)	9,314	396
Kraton Performance Polymers Inc (a)	8,793	344		$ 729
WR Grace & Co (a)	16,349	746	Healthcare - Services - 4.75%
	$ 1,090		AMERIGROUP Corp (a)	8,030	566
Commercial Services - 4.50%			Centene Corp (a)	4,410	157
Kenexa Corp (a)	11,373	273	Ensign Group Inc/The	9,240	281
On Assignment Inc (a)	10,620	104	Gentiva Health Services Inc (a)	11,494	239
Parexel International Corp (a)	14,200	335	Healthsouth Corp (a)	22,340	586
Rent-A-Center Inc/TX	14,670	448	Kindred Healthcare Inc (a)	15,100	324
RSC Holdings Inc (a)	24,640	295	Magellan Health Services Inc (a)	8,900	487
Sotheby's	10,090	439		$ 2,640
Team Inc (a)	10,920	263	Insurance - 1.97%
Valassis Communications Inc (a)	11,390	345	Delphi Financial Group Inc	9,220	269
	$ 2,502		Montpelier Re Holdings Ltd ADR	30,960	557
Computers - 3.42%			OneBeacon Insurance Group Ltd	4,540	61
CACI International Inc (a)	5,760	363	Primerica Inc	9,500	209
Fortinet Inc (a)	27,560	752		$ 1,096
Manhattan Associates Inc (a)	13,250	456	Internet - 3.53%
Syntel Inc	5,590	331	Ancestry.com Inc (a)	8,535	353
	$ 1,902		comScore Inc (a)	11,460	297
Consumer Products - 1.20%			Liquidity Services Inc (a)	16,170	382
Helen of Troy Ltd (a)	5,810	201	TIBCO Software Inc (a)	21,090	612
Prestige Brands Holdings Inc (a)	17,350	223	Vocus Inc (a)	10,400	318
Tupperware Brands Corp	3,590	242		$ 1,962
	$ 666		Investment Companies - 0.21%
Cosmetics & Personal Care - 0.21%			PennantPark Investment Corp	10,240	115
Inter Parfums Inc	5,024	116
			Iron & Steel - 0.46%
			Schnitzer Steel Industries Inc	4,450	256

See accompanying notes

191

Schedule of Investments
SmallCap Blend Account
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Leisure Products & Services - 1.31%			Retail (continued)
Polaris Industries Inc	6,570 $	730	Finish Line Inc/The	7,120 $	152
			First Cash Financial Services Inc (a)	7,460	313
Machinery - Diversified - 2.01%			Men's Wearhouse Inc	7,970	269
Altra Holdings Inc (a)	15,320	368	Pier 1 Imports Inc (a)	39,500	457
Applied Industrial Technologies Inc	7,930	282	Sally Beauty Holdings Inc (a)	18,050	309
Chart Industries Inc (a)	8,650	467	Sonic Corp (a)	30,400	323
	$ 1,117		Vera Bradley Inc (a)	3,390	129
Metal Fabrication & Hardware - 1.44%					$ 3,870
CIRCOR International Inc	5,950	255	Savings & Loans - 2.22%
LB Foster Co	4,620	152	ESSA Bancorp Inc	4,484	56
RBC Bearings Inc (a)	10,440	394	Investors Bancorp Inc (a)	12,500	177
	$ 801		Northwest Bancshares Inc	30,890	389
Mining - 0.96%			Oritani Financial Corp	18,450	236
Hecla Mining Co (a)	36,950	284	Provident Financial Services Inc	19,970	286
Kaiser Aluminum Corp	4,520	247	United Financial Bancorp Inc	5,640	87
	$ 531				$ 1,231
Miscellaneous Manufacturing - 2.71%			Semiconductors - 4.24%
Actuant Corp	16,470	442	Cabot Microelectronics Corp (a)	7,270	338
Colfax Corp (a)	12,180	302	Diodes Inc (a)	11,360	297
ESCO Technologies Inc	9,960	366	Entegris Inc (a)	51,050	517
Koppers Holdings Inc	10,350	393	Hittite Microwave Corp (a)	5,770	357
	$ 1,503		IXYS Corp (a)	13,910	208
Office Furnishings - 0.92%			Lattice Semiconductor Corp (a)	49,040	320
Steelcase Inc	44,690	509	Microsemi Corp (a)	15,620	320
					$ 2,357
Oil & Gas - 5.56%			Software - 2.85%
Berry Petroleum Co	10,020	532	Digi International Inc (a)	9,490	123
Callon Petroleum Co (a)	68,147	479	MicroStrategy Inc (a)	4,450	724
Clayton Williams Energy Inc (a)	4,300	258	SYNNEX Corp (a)	9,510	301
Georesources Inc (a)	24,450	550	Taleo Corp (a)	11,680	433
Gulfport Energy Corp (a)	20,750	616			$ 1,581
Pioneer Drilling Co (a)	42,730	651	Telecommunications - 3.82%
	$ 3,086		Arris Group Inc (a)	37,369	434
Oil & Gas Services - 1.35%			Consolidated Communications Holdings Inc	11,420	222
CARBO Ceramics Inc	4,600	750	InterDigital Inc	7,190	294
			PAETEC Holding Corp (a)	44,540	213
Packaging & Containers - 0.69%			Plantronics Inc	17,130	626
Rock-Tenn Co	5,750	381	RF Micro Devices Inc (a)	54,830	335
					$ 2,124
Pharmaceuticals - 1.78%			Transportation - 2.14%
Array BioPharma Inc (a)	28,780	65	Atlas Air Worldwide Holdings Inc (a)	4,390	261
Catalyst Health Solutions Inc (a)	9,270	517	Heartland Express Inc	17,840	296
Impax Laboratories Inc (a)	9,723	212	HUB Group Inc (a)	16,846	634
XenoPort Inc (a)	27,519	196			$ 1,191
	$ 990		TOTAL COMMON STOCKS		$ 53,255
Private Equity - 0.70%				Maturity
American Capital Ltd (a)	39,250	390		Amount
			REPURCHASE AGREEMENTS - 2.80%	(000's)	Value (000's)
Publicly Traded Investment Fund - 0.17%			Banks - 2.80%
THL Credit Inc	7,280	95	Investment in Joint Trading Account; Credit Suisse $ 487		$ 487
			Repurchase Agreement; 0.01% dated
REITS - 6.86%			06/30/11 maturing 07/01/11 (collateralized by
Agree Realty Corp	2,700	60	US Treasury Strips; $496,673; 0.00%; dated
Ashford Hospitality Trust Inc	38,150	475	02/15/15 - 08/15/37)
Entertainment Properties Trust	7,456	348	Investment in Joint Trading Account; Deutsche	147	147
First Potomac Realty Trust	10,240	157	Bank Repurchase Agreement; 0.01% dated
Highwoods Properties Inc	9,210	305	06/30/11 maturing 07/01/11 (collateralized by
Kilroy Realty Corp	17,410	688	Sovereign Agency Issues; $150,309; 3.50% -
Post Properties Inc	16,830	686	3.75%; dated 06/28/13 - 08/17/20)
PS Business Parks Inc	4,020	221	Investment in Joint Trading Account; JP Morgan	256	256
RAIT Financial Trust	215,010	452	Repurchase Agreement; 0.01% dated
Washington Real Estate Investment Trust	12,890	419	06/30/11 maturing 07/01/11 (collateralized by
	$ 3,811		Sovereign Agency Issues; $261,407; 0.00% -
Retail - 6.97%			9.80%; dated 01/09/12 - 03/12/21)
ANN Inc (a)	9,980	260	Investment in Joint Trading Account; Merrill	423	423
Bravo Brio Restaurant Group Inc (a)	12,298	300	Lynch Repurchase Agreement; 0.01% dated
Coinstar Inc (a)	5,530	302	06/30/11 maturing 07/01/11 (collateralized by
Dillard's Inc	11,700	610	Sovereign Agency Issues; $431,321; 0.00% -
DSW Inc (a)	7,400	375	8.10%; dated 07/11/11 - 11/18/30)
Einstein Noah Restaurant Group Inc	4,723	71

See accompanying notes			192

Schedule of Investments
SmallCap Blend Account
June 30, 2011 (unaudited)

Maturity
Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Morgan	$ 243	$ 244
Stanley Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $248,336; 0.75% -
4.75%; dated 04/20/12 - 10/28/15)
$ 1,557
TOTAL REPURCHASE AGREEMENTS		$ 1,557
Total Investments		$ 54,812
Other Assets in Excess of Liabilities, Net - 1.33%		$ 740
TOTAL NET ASSETS - 100.00%		$ 55,552

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 13,373
Unrealized Depreciation		(1,142)
Net Unrealized Appreciation (Depreciation)		$ 12,231
Cost for federal income tax purposes		$ 42,581
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		20 .05%
Consumer, Non-cyclical		17 .35%
Industrial		15 .66%
Consumer, Cyclical		13 .67%
Technology		10 .51%
Communications		7 .35%
Energy		6 .91%
Basic Materials		4 .03%
Utilities		3 .14%
Other Assets in Excess of Liabilities, Net		1 .33%
TOTAL NET ASSETS		100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2011	Long	4	$ 310	$ 330	$ 20
$ 20

All dollar amounts are shown in thousands (000's)

See accompanying notes

193

Schedule of Investments
SmallCap Growth Account II
June 30, 2011 (unaudited)

COMMON STOCKS - 92.03%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.50%			Banks (continued)
APAC Customer Services Inc (a)	1,314 $	7	SVB Financial Group (a)	246 $	15
Marchex Inc	15,803	140	SY Bancorp Inc	73	2
Valuevision Media Inc (a)	21,960	168	Texas Capital Bancshares Inc (a)	6,255	162
	$ 315		Trustco Bank Corp NY	159	1
Aerospace & Defense - 1.76%			Walker & Dunlop Inc (a)	14,255	189
AAR Corp	425	11	Westamerica Bancorporation	329	16
Aerovironment Inc (a)	440	16		$ 970
Astronics Corp (a)	359	11	Beverages - 0.09%
Cubic Corp	279	14	Boston Beer Co Inc (a)	233	21
Esterline Technologies Corp (a)	5,382	411	Coca-Cola Bottling Co Consolidated	173	12
GenCorp Inc (a)	1,824	12	National Beverage Corp	452	7
HEICO Corp	846	46	Peet's Coffee & Tea Inc (a)	301	17
Kaman Corp	369	13		$ 57
LMI Aerospace Inc (a)	3,905	96	Biotechnology - 1.70%
Moog Inc (a)	186	8	3SBio Inc ADR(a)	10,603	184
National Presto Industries Inc	127	13	Acorda Therapeutics Inc (a)	1,041	34
Teledyne Technologies Inc (a)	273	14	Alnylam Pharmaceuticals Inc (a)	1,556	15
Triumph Group Inc	4,410	439	Ariad Pharmaceuticals Inc (a)	3,482	39
	$ 1,104		Arqule Inc (a)	2,257	14
Agriculture - 0.04%			Biotime Inc (a)	1,026	5
Cadiz Inc (a)	550	6	Cleveland Biolabs Inc (a)	996	3
Tejon Ranch Co (a)	179	6	Cubist Pharmaceuticals Inc (a)	1,536	55
Vector Group Ltd	652	12	Curis Inc (a)	2,283	8
	$ 24		Dynavax Technologies Corp (a)	4,951	14
Airlines - 0.04%			Emergent Biosolutions Inc (a)	771	17
Alaska Air Group Inc (a)	82	5	Enzo Biochem Inc (a)	132	1
Allegiant Travel Co (a)	343	17	Enzon Pharmaceuticals Inc (a)	104	1
Hawaiian Holdings Inc (a)	503	3	Exelixis Inc (a)	3,372	30
	$ 25		Geron Corp (a)	1,212	5
Apparel - 2.29%			Halozyme Therapeutics Inc (a)	2,036	14
Carter's Inc (a)	993	31	Immunogen Inc (a)	1,419	17
CROCS Inc (a)	21,330	549	Incyte Corp (a)	13,563	257
G-III Apparel Group Ltd (a)	6,226	214	Inovio Pharmaceuticals Inc (a)	2,428	2
Maidenform Brands Inc (a)	588	16	InterMune Inc (a)	598	21
Oxford Industries Inc	542	18	Lexicon Pharmaceuticals Inc (a)	2,502	4
Perry Ellis International Inc (a)	27	1	Maxygen Inc	118	1
RG Barry Corp	328	4	Medicines Co/The (a)	757	13
Steven Madden Ltd (a)	8,161	306	Momenta Pharmaceuticals Inc (a)	1,162	23
Timberland Co/The (a)	776	33	Nanosphere Inc (a)	697	1
True Religion Apparel Inc (a)	646	19	NPS Pharmaceuticals Inc (a)	18,667	176
Warnaco Group Inc/The (a)	3,615	189	Nymox Pharmaceutical Corp (a)	663	6
Wolverine World Wide Inc	1,328	56	Omeros Corp (a)	765	3
	$ 1,436		PDL BioPharma Inc	3,041	18
Automobile Manufacturers - 0.63%			PharmAthene Inc (a)	1,507	4
Force Protection Inc (a)	1,174	6	PURE Bioscience Inc (a)	1,512	1
Wabash National Corp (a)	41,735	391	Sangamo Biosciences Inc (a)	2,117	13
			Seattle Genetics Inc (a)	2,252	46
	$ 397		Sequenom Inc (a)	1,817	14
Automobile Parts & Equipment - 1.19%			StemCells Inc (a)	5,252	3
Accuride Corp (a)	201	3
			SuperGen Inc (a)	146	—
Amerigon Inc (a)	880	15
			Transcept Pharmaceuticals Inc (a)	168	2
Cooper Tire & Rubber Co	1,450	29
Dana Holding Corp (a)	3,213	59		$ 1,064
Dorman Products Inc (a)	464	18	Building Materials - 0.36%
Douglas Dynamics Inc	427	7	American DG Energy Inc (a)	579	1
Meritor Inc (a)	1,500	24	Broadwind Energy Inc (a)	41,786	61
Standard Motor Products Inc	184	3	Eagle Materials Inc	841	23
			Interline Brands Inc (a)	114	2
Superior Industries International Inc	233	5
Tenneco Inc (a)	1,618	71	LSI Industries Inc	13,458	107
Titan International Inc	11,758	285	Trex Co Inc (a)	629	15
Westport Innovations Inc (a)	9,293	223	USG Corp (a)	1,182	17
	$ 742			$ 226
Banks - 1.55%			Chemicals - 1.39%
Arrow Financial Corp	25	1	American Vanguard Corp	153	2
Bank of the Ozarks Inc	4,184	218	Balchem Corp	749	33
			Chemtura Corp (a)	1,380	25
Bridge Bancorp Inc	86	2
Bryn Mawr Bank Corp	117	2	Hawkins Inc	367	13
Cass Information Systems Inc	347	13	HB Fuller Co	138	3
First Financial Bankshares Inc	348	12	Innophos Holdings Inc	574	28
Signature Bank/New York NY (a)	5,882	336	Innospec Inc (a)	560	19
Suffolk Bancorp	108	1	KMG Chemicals Inc	213	3
			Kraton Performance Polymers Inc (a)	9,112	357

See accompanying notes

194

Schedule of Investments
SmallCap Growth Account II
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Chemicals (continued)			Commercial Services (continued)
Minerals Technologies Inc	60 $	4	Parexel International Corp (a)	16,193 $	381
NewMarket Corp	1,672	286	PDI Inc (a)	12,542	89
Olin Corp	1,228	28	Pre-Paid Legal Services Inc (a)	193	13
Omnova Solutions Inc (a)	1,844	13	PRGX Global Inc (a)	826	6
PolyOne Corp	1,778	27	Providence Service Corp/The (a)	534	7
Quaker Chemical Corp	409	18	Rollins Inc	1,717	35
TPC Group Inc (a)	362	14	RPX Corp (a)	404	11
	$ 873		Rural/Metro Corp (a)	779	13
Coal - 0.10%			SFN Group Inc (a)	285	3
Cloud Peak Energy Inc (a)	531	11	Sotheby's	1,808	79
Hallador Energy Co	141	2	Standard Parking Corp (a)	640	10
L&L Energy Inc (a)	726	4	Steiner Leisure Ltd (a)	377	17
Patriot Coal Corp (a)	1,988	44	Strayer Education Inc	327	41
Westmoreland Coal Co (a)	113	2	SuccessFactors Inc (a)	11,555	339
	$ 63		Swisher Hygiene Inc (a)	1,975	11
Commercial Services - 5.27%			Team Health Holdings Inc (a)	633	14
ABM Industries Inc	581	14	Team Inc (a)	823	20
Acacia Research - Acacia Technologies (a)	9,041	332	TeleTech Holdings Inc (a)	735	16
Accretive Health Inc (a)	1,055	30	TNS Inc (a)	1,065	18
Advance America Cash Advance Centers Inc	256	2	Transcend Services Inc (a)	9,549	281
Advisory Board Co/The (a)	411	24	TrueBlue Inc (a)	1,129	16
American Public Education Inc (a)	3,107	138	Valassis Communications Inc (a)	1,148	35
Arbitron Inc	726	30	Viad Corp	110	2
AVEO Pharmaceuticals Inc (a)	702	14	Wright Express Corp (a)	1,063	55
Avis Budget Group Inc (a)	2,768	47		$ 3,303
Barrett Business Services Inc	215	3	Computers - 3.15%
Bridgepoint Education Inc (a)	755	19	3D Systems Corp (a)	19,899	392
Capella Education Co (a)	429	18	CACI International Inc (a)	85	5
Cardtronics Inc (a)	10,723	252	Ciber Inc (a)	24,480	136
Chemed Corp	549	36	Computer Task Group Inc (a)	11,457	151
Consolidated Graphics Inc (a)	243	13	Cray Inc (a)	622	4
Corinthian Colleges Inc (a)	12,334	53	Digimarc Corp (a)	265	9
Corporate Executive Board Co	935	41	Electronics for Imaging Inc (a)	138	2
Corvel Corp (a)	291	14	Fortinet Inc (a)	15,860	433
CoStar Group Inc (a)	590	35	Fusion-io Inc (a)	1,172	35
CPI Corp	207	3	iGate Corp	969	16
CRA International Inc (a)	77	2	Immersion Corp (a)	17,672	151
Deluxe Corp	1,397	35	Jack Henry & Associates Inc	2,377	71
Dollar Financial Corp (a)	1,101	24	LivePerson Inc (a)	1,187	17
Dollar Thrifty Automotive Group Inc (a)	656	48	Magma Design Automation Inc (a)	1,786	14
Electro Rent Corp	328	6	Manhattan Associates Inc (a)	608	21
ExamWorks Group Inc (a)	713	18	Mentor Graphics Corp (a)	1,314	17
ExlService Holdings Inc (a)	619	14	Mercury Computer Systems Inc (a)	106	2
Forrester Research Inc	334	11	MTS Systems Corp	430	18
Global Cash Access Holdings Inc (a)	1,727	5	NCI Inc (a)	269	6
Great Lakes Dredge & Dock Corp	791	4	Netscout Systems Inc (a)	1,028	22
Hackett Group Inc/The (a)	730	4	Radiant Systems Inc (a)	876	18
Healthcare Services Group Inc	1,757	29	Radisys Corp (a)	670	5
Heartland Payment Systems Inc	867	18	RealD Inc (a)	907	21
Hill International Inc (a)	237	1	Riverbed Technology Inc (a)	3,002	119
Hillenbrand Inc	1,463	35	SRA International Inc (a)	140	4
HMS Holdings Corp (a)	745	57	STEC Inc (a)	10,715	183
Hudson Highland Group Inc (a)	1,301	7	Stratasys Inc (a)	471	16
Huron Consulting Group Inc (a)	487	15	SYKES Enterprises Inc (a)	183	4
ICF International Inc (a)	232	6	Synaptics Inc (a)	956	25
Insperity Inc	586	17	Syntel Inc	424	25
K12 Inc (a)	651	22	Unisys Corp (a)	702	18
Kelly Services Inc (a)	114	2	Virtusa Corp (a)	639	12
Kenexa Corp (a)	608	15		$ 1,972
Kforce Inc (a)	1,244	16	Consumer Products - 0.03%
Korn/Ferry International (a)	106	2	American Greetings Corp	95	2
Landauer Inc	242	15	Oil-Dri Corp of America	37	1
MAXIMUS Inc	463	38	WD-40 Co	413	16
Medifast Inc (a)	557	13		$ 19
Midas Inc (a)	576	4	Cosmetics & Personal Care - 0.29%
MoneyGram International Inc (a)	3,230	11	Elizabeth Arden Inc (a)	530	15
Monro Muffler Brake Inc	816	30	Inter Parfums Inc	7,187	166
Multi-Color Corp	25	1		$ 181
National Research Corp	66	2	Distribution & Wholesale - 2.21%
Navigant Consulting Inc (a)	473	5	Beacon Roofing Supply Inc (a)	1,226	28
On Assignment Inc (a)	14,341	141	Brightpoint Inc (a)	1,258	10

See accompanying notes

195

Schedule of Investments
SmallCap Growth Account II
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Distribution & Wholesale (continued)			Electronics (continued)
Core-Mark Holding Co Inc (a)	60 $	2	II-VI Inc (a)	19,248 $	493
Houston Wire & Cable Co	724	11	LeCroy Corp (a)	693	8
MWI Veterinary Supply Inc (a)	9,061	732	Measurement Specialties Inc (a)	414	15
Owens & Minor Inc	1,368	47	Multi-Fineline Electronix Inc (a)	65	1
Pool Corp	1,258	37	Newport Corp (a)	425	8
Scansource Inc (a)	166	6	OSI Systems Inc (a)	406	17
Titan Machinery Inc (a)	167	5	Plexus Corp (a)	945	33
United Stationers Inc	102	4	Pulse Electronics Corp	1,581	7
Watsco Inc	759	52	Rofin-Sinar Technologies Inc (a)	371	13
WESCO International Inc (a)	8,330	451	TTM Technologies Inc (a)	761	12
	$ 1,385		Viasystems Group Inc (a)	121	3
Diversified Financial Services - 1.30%			Watts Water Technologies Inc	109	4
Artio Global Investors Inc	1,219	14	Woodward Inc	1,623	56
BGC Partners Inc	1,994	15		$ 1,396
Credit Acceptance Corp (a)	177	15	Energy - Alternate Sources - 0.62%
Diamond Hill Investment Group Inc	90	7	Amyris Inc (a)	411	12
Duff & Phelps Corp	1,284	17	Clean Energy Fuels Corp (a)	1,040	14
Encore Capital Group Inc (a)	5,871	180	FuelCell Energy Inc (a)	65,581	86
Epoch Holding Corp	624	11	FutureFuel Corp	282	3
Evercore Partners Inc - Class A	4,829	161	Gevo Inc (a)	7,958	125
Financial Engines Inc (a)	894	23	Headwaters Inc (a)	14,457	45
Gain Capital Holdings Inc (a)	140	1	JA Solar Holdings Co Ltd ADR(a)	19,180	106
GAMCO Investors Inc	171	8		$ 391
Higher One Holdings Inc (a)	714	14	Engineering & Construction - 0.13%
MarketAxess Holdings Inc	742	19	Argan Inc (a)	49	—
Nelnet Inc	86	2	Dycom Industries Inc (a)	248	4
optionsXpress Holdings Inc	1,081	18	Exponent Inc (a)	360	16
Portfolio Recovery Associates Inc (a)	435	37	MasTec Inc (a)	1,538	30
Pzena Investment Management Inc	298	2	Mistras Group Inc (a)	596	10
Stifel Financial Corp (a)	6,108	219	MYR Group Inc/Delaware (a)	799	19
Virtus Investment Partners Inc (a)	189	11	VSE Corp	88	2
Westwood Holdings Group Inc	263	10		$ 81
World Acceptance Corp (a)	417	27	Entertainment - 0.88%
	$ 811		Bluegreen Corp (a)	24,240	71
Electric - 0.02%			Churchill Downs Inc	140	6
Ameresco Inc (a)	747	10	Cinemark Holdings Inc	1,968	41
Otter Tail Corp	82	2	National CineMedia Inc	1,476	25
	$ 12		Shuffle Master Inc (a)	36,142	338
Electrical Components & Equipment - 1.06%			Six Flags Entertainment Corp	972	37
Acuity Brands Inc	999	56	Vail Resorts Inc	762	35
Advanced Battery Technologies Inc (a)	1,760	2		$ 553
Belden Inc	1,105	39	Environmental Control - 0.31%
Coleman Cable Inc (a)	305	4	Calgon Carbon Corp (a)	1,050	18
Energy Conversion Devices Inc (a)	426	1	Clean Harbors Inc (a)	636	66
EnerSys (a)	368	13	Darling International Inc (a)	3,121	55
Generac Holdings Inc (a)	389	8	EnergySolutions Inc	735	3
Graham Corp	416	8	Metalico Inc (a)	981	6
Littelfuse Inc	536	31	Mine Safety Appliances Co	737	27
Orion Energy Systems Inc (a)	28,063	110	Tetra Tech Inc (a)	536	12
Power-One Inc (a)	24,296	196	TRC Cos Inc (a)	749	5
PowerSecure International Inc (a)	9,666	70		$ 192
Satcon Technology Corp (a)	32,755	78	Food - 1.43%
Universal Display Corp (a)	898	32	Arden Group Inc	48	4
Vicor Corp	789	13	B&G Foods Inc	713	15
	$ 661		Cal-Maine Foods Inc	36	1
Electronics - 2.23%			Diamond Foods Inc	6,912	528
American Science & Engineering Inc	240	19	Dole Food Co Inc (a)	283	4
Analogic Corp	235	12	Fresh Market Inc/The (a)	4,834	187
Badger Meter Inc	344	13	Hain Celestial Group Inc (a)	372	12
Ballantyne Strong Inc (a)	552	3	J&J Snack Foods Corp	353	18
Benchmark Electronics Inc (a)	226	4	Lancaster Colony Corp	523	32
Brady Corp	170	5	Ruddick Corp	619	27
Coherent Inc (a)	418	23	Tootsie Roll Industries Inc	584	17
CTS Corp	377	4	United Natural Foods Inc (a)	1,102	47
Cymer Inc (a)	296	15	Village Super Market Inc	116	3
Daktronics Inc	268	3		$ 895
DDi Corp	510	5	Forest Products & Paper - 0.51%
Electro Scientific Industries Inc (a)	103	2	Deltic Timber Corp	285	15
FARO Technologies Inc (a)	13,153	576	Neenah Paper Inc	279	6
FEI Co (a)	991	38
Fluidigm Corp (a)	272	4

See accompanying notes

196

Schedule of Investments
SmallCap Growth Account II
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Forest Products & Paper (continued)			Healthcare - Products (continued)
Schweitzer-Mauduit International Inc	5,335 $	300	STAAR Surgical Co (a)	1,338 $	7
	$ 321		STERIS Corp	1,383	48
Gas - 0.02%			SurModics Inc (a)	407	5
South Jersey Industries Inc	206	11	Symmetry Medical Inc (a)	386	3
			Synergetics USA Inc (a)	940	5
Hand & Machine Tools - 0.23%			Syneron Medical Ltd (a)	348	4
Franklin Electric Co Inc	570	27	Synovis Life Technologies Inc (a)	479	8
Hardinge Inc	10,769	117	Thoratec Corp (a)	6,511	214
	$ 144		Uroplasty Inc (a)	763	6
Healthcare - Products - 6.85%			Vascular Solutions Inc (a)	13,322	165
Abaxis Inc (a)	573	16	Volcano Corp (a)	9,763	315
ABIOMED Inc (a)	811	13	West Pharmaceutical Services Inc	485	21
Accuray Inc (a)	21,119	169	Young Innovations Inc	81	2
Affymetrix Inc (a)	21,800	173	Zoll Medical Corp (a)	563	32
Align Technology Inc (a)	1,558	36		$ 4,294
ArthroCare Corp (a)	696	23	Healthcare - Services - 2.05%
AtriCure Inc (a)	594	8	Air Methods Corp (a)	2,823	211
Atrion Corp	64	13	Alliance HealthCare Services Inc (a)	1,004	4
Bacterin International Holdings Inc (a)	943	3	Allied Healthcare International Inc (a)	332	1
Biolase Technology Inc (a)	18,354	94	Bio-Reference Labs Inc (a)	8,863	186
BioMimetic Therapeutics Inc (a)	5,347	28	Capital Senior Living Corp (a)	377	4
Bruker BioSciences Corp (a)	7,826	159	Centene Corp (a)	823	29
Caliper Life Sciences Inc (a)	30,831	250	Continucare Corp (a)	885	5
CardioNet Inc (a)	246	1	Emeritus Corp (a)	806	17
Cardiovascular Systems Inc (a)	10,540	153	Ensign Group Inc/The	431	13
Cepheid Inc (a)	1,629	56	Healthsouth Corp (a)	11,774	309
Chindex International Inc (a)	224	3	Healthspring Inc (a)	968	45
Columbia Laboratories Inc (a)	2,506	8	IPC The Hospitalist Co Inc (a)	412	19
Conceptus Inc (a)	1,264	15	Kindred Healthcare Inc (a)	85	2
CryoLife Inc (a)	110	1	LHC Group Inc (a)	35	1
Cutera Inc (a)	7,908	67	Metropolitan Health Networks Inc (a)	1,478	7
Cyberonics Inc (a)	729	20	Molina Healthcare Inc (a)	12,677	343
DexCom Inc (a)	1,769	26	Select Medical Holdings Corp (a)	425	4
Endologix Inc (a)	2,005	19	Sunrise Senior Living Inc (a)	1,815	17
Exactech Inc (a)	236	4	US Physical Therapy Inc	499	12
Female Health Co/The	725	4	WellCare Health Plans Inc (a)	1,122	58
Genomic Health Inc (a)	719	20		$ 1,287
Greatbatch Inc (a)	5,285	142	Holding Companies - Diversified - 0.02%
Haemonetics Corp (a)	660	42	Primoris Services Corp	985	13
Hanger Orthopedic Group Inc (a)	6,176	151
HeartWare International Inc (a)	2,357	175	Home Furnishings - 0.13%
ICU Medical Inc (a)	110	5	DTS Inc/CA (a)	496	20
Immucor Inc (a)	1,501	31	Select Comfort Corp (a)	1,297	24
Insulet Corp (a)	1,147	25	TiVo Inc (a)	3,282	34
Integra LifeSciences Holdings Corp (a)	553	26	Universal Electronics Inc (a)	210	5
Invacare Corp	61	2		$ 83
IRIS International Inc (a)	671	7	Housewares - 0.02%
Kensey Nash Corp (a)	302	8	Libbey Inc (a)	838	14
LCA-Vision Inc (a)	20,487	98
Luminex Corp (a)	966	20	Insurance - 0.47%
MAKO Surgical Corp (a)	696	21	American Safety Insurance Holdings Ltd (a)	6,688	128
Masimo Corp	6,753	201	Amtrust Financial Services Inc	129	3
Medical Action Industries Inc (a)	302	2	Crawford & Co	966	7
Medtox Scientific Inc	320	6	First American Financial Corp	243	4
Merge Healthcare Inc (a)	2,090	11	Greenlight Capital Re Ltd (a)	267	7
Meridian Bioscience Inc	1,067	26	Life Partners Holdings Inc	330	1
Merit Medical Systems Inc (a)	19,963	359	Maiden Holdings Ltd	15,737	143
Natus Medical Inc (a)	17,027	258		$ 293
Neoprobe Corp (a)	3,756	12	Internet - 6.00%
NuVasive Inc (a)	927	30	AboveNet Inc	6,259	441
NxStage Medical Inc (a)	1,177	24	Ancestry.com Inc (a)	871	36
OraSure Technologies Inc (a)	1,882	16	Blue Coat Systems Inc (a)	687	15
Orthofix International NV (a)	464	20	Blue Nile Inc (a)	336	15
Palomar Medical Technologies Inc (a)	11,056	125	BroadSoft Inc (a)	620	24
PSS World Medical Inc (a)	1,504	42	Clicksoftware Technologies Ltd	3,705	37
Quidel Corp (a)	1,205	18	Cogent Communications Group Inc (a)	1,134	19
Rochester Medical Corp (a)	414	4	comScore Inc (a)	744	19
Sirona Dental Systems Inc (a)	2,770	147	Constant Contact Inc (a)	760	19
Solta Medical Inc (a)	709	2	DealerTrack Holdings Inc (a)	759	17
SonoSite Inc (a)	356	13	Dice Holdings Inc (a)	11,945	161
Spectranetics Corp (a)	1,337	8	eResearchTechnology Inc (a)	1,071	7

See accompanying notes

197

Schedule of Investments
SmallCap Growth Account II
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Internet (continued)			Machinery - Diversified (continued)
Global Sources Ltd (a)	667 $	6	Robbins & Myers Inc	1,914 $	101
GSI Commerce Inc - Escrow Shares (a),(b),(c)	1,616	1	Sauer-Danfoss Inc (a)	308	16
HealthStream Inc (a)	19,676	262	Tennant Co	4,248	169
Infospace Inc (a)	171	2	Twin Disc Inc	357	14
IntraLinks Holdings Inc (a)	11,939	206		$ 1,756
j2 Global Communications Inc (a)	1,266	36	Media - 0.25%
Keynote Systems Inc	8,153	177	Belo Corp	1,156	9
Limelight Networks Inc (a)	22,352	102	Cumulus Media Inc (a)	173	1
Liquidity Services Inc (a)	794	19	DG FastChannel Inc (a)	4,207	135
LoopNet Inc (a)	750	14	Dolan Co/The (a)	511	4
Mediamind Technologies Inc (a)	298	7	Journal Communications Inc (a)	230	1
NIC Inc	1,761	24	Lee Enterprises Inc (a)	1,838	2
Online Resources Corp (a)	376	1	Primedia Inc	205	1
OpenTable Inc (a)	648	54	Sinclair Broadcast Group Inc	136	1
Pandora Media Inc (a)	2,663	50		$ 154
Perficient Inc (a)	721	7	Metal Fabrication & Hardware - 0.20%
QuinStreet Inc (a)	410	5	CIRCOR International Inc	459	20
Rackspace Hosting Inc (a)	6,220	266	Furmanite Corp (a)	1,562	12
Responsys Inc (a)	11,015	195	Haynes International Inc	250	15
Saba Software Inc (a)	1,133	10	Mueller Industries Inc	206	8
Sapient Corp (a)	2,550	38	NN Inc (a)	710	11
Shutterfly Inc (a)	696	40	Omega Flex Inc (a)	112	2
Sourcefire Inc (a)	7,476	222	RBC Bearings Inc (a)	473	18
SPS Commerce Inc (a)	356	6	Sun Hydraulics Corp	341	16
Stamps.com Inc	396	5	Worthington Industries Inc	908	21
TeleCommunication Systems Inc (a)	718	3		$ 123
TIBCO Software Inc (a)	13,936	404
			Mining - 1.00%
Travelzoo Inc (a)	228	15	Allied Nevada Gold Corp (a)	8,738	309
United Online Inc	717	4	AMCOL International Corp	535	20
ValueClick Inc (a)	10,109	168	Coeur d'Alene Mines Corp (a)	233	6
VASCO Data Security International Inc (a)	14,114	176
VirnetX Holding Corp (a)	1,120	32	Globe Specialty Metals Inc	1,628	36
			Gold Resource Corp	751	19
Vocus Inc (a)	5,505	169	Hecla Mining Co (a)	7,387	57
Web.com Group Inc (a)	15,005	185	Horsehead Holding Corp (a)	90	1
Websense Inc (a)	1,112	29	Noranda Aluminum Holding Corp (a)	961	15
Zix Corp (a)	2,808	11	Revett Minerals Inc (a)	585	3
	$ 3,761		Stillwater Mining Co (a)	6,416	141
Investment Companies - 0.00%			United States Lime & Minerals Inc (a)	100	4
Solar Senior Capital Ltd	81	1	US Gold Corp (a)	2,610	16
				$ 627
Iron & Steel - 0.01%			Miscellaneous Manufacturing - 1.67%
Metals USA Holdings Corp (a)	490	7
			Actuant Corp	462	12
Shiloh Industries Inc	106	1	American Railcar Industries Inc (a)	8,351	196
	$ 8		AZZ Inc	314	14
Leisure Products & Services - 0.15%			Blount International Inc (a)	1,320	23
Brunswick Corp/DE	2,033	41	Brink's Co/The	1,076	32
Interval Leisure Group Inc (a)	994	14	CLARCOR Inc	1,301	62
Life Time Fitness Inc (a)	1,025	41	Colfax Corp (a)	623	16
	$ 96		EnPro Industries Inc (a)	351	17
Lodging - 0.03%			ESCO Technologies Inc	290	11
Ameristar Casinos Inc	862	20	Fabrinet (a)	560	14
Monarch Casino & Resort Inc (a)	97	1	GP Strategies Corp (a)	173	2
	$ 21		Hexcel Corp (a)	2,251	49
Machinery - Diversified - 2.80%			John Bean Technologies Corp	767	15
Albany International Corp	209	6	Koppers Holdings Inc	563	21
Altra Holdings Inc (a)	739	18	LSB Industries Inc (a)	6,069	261
Applied Industrial Technologies Inc	2,668	95	Matthews International Corp	481	19
Cascade Corp	2,867	136	NL Industries Inc	267	5
Chart Industries Inc (a)	7,820	422	Park-Ohio Holdings Corp (a)	304	6
Cognex Corp	790	28	Raven Industries Inc	4,175	233
DXP Enterprises Inc (a)	316	8	Standex International Corp	89	3
Flow International Corp (a)	16,347	58	Sturm Ruger & Co Inc	789	17
Global Power Equipment Group Inc (a)	335	9	Tredegar Corp	75	1
Gorman-Rupp Co/The	408	13	Trimas Corp (a)	694	17
Intevac Inc (a)	328	3		$ 1,046
iRobot Corp (a)	635	22	Office Furnishings - 0.55%
Kadant Inc (a)	128	4	Herman Miller Inc	1,517	41
Lindsay Corp	336	23	HNI Corp	1,219	31
Manitex International Inc (a)	12,713	70	Interface Inc	12,494	242
Middleby Corp (a)	4,109	387	Knoll Inc	1,253	25
Nordson Corp	2,798	154

See accompanying notes

198

Schedule of Investments
SmallCap Growth Account II
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Office Furnishings (continued)			Pharmaceuticals (continued)
Steelcase Inc	364 $	4	Ardea Biosciences Inc (a)	709 $	18
	$ 343		Array BioPharma Inc (a)	2,043	5
Oil & Gas - 3.46%			Auxilium Pharmaceuticals Inc (a)	1,262	25
Abraxas Petroleum Corp (a)	1,195	5	AVI BioPharma Inc (a)	5,480	8
Alon USA Energy Inc	365	4	BioScrip Inc (a)	27,404	178
Apco Oil and Gas International Inc	248	22	Biospecifics Technologies Corp (a)	161	4
Approach Resources Inc (a)	680	15	Catalyst Health Solutions Inc (a)	6,009	335
ATP Oil & Gas Corp (a)	1,039	16	Corcept Therapeutics Inc (a)	1,736	7
Berry Petroleum Co	1,388	74	Cumberland Pharmaceuticals Inc (a)	499	3
Bill Barrett Corp (a)	151	7	Cytori Therapeutics Inc (a)	1,861	9
Callon Petroleum Co (a)	1,554	11	Depomed Inc (a)	2,270	18
Carrizo Oil & Gas Inc (a)	952	40	Durect Corp (a)	3,585	7
Cheniere Energy Inc (a)	12,314	112	Hi-Tech Pharmacal Co Inc (a)	136	4
Clayton Williams Energy Inc (a)	249	15	Impax Laboratories Inc (a)	1,572	34
Contango Oil & Gas Co (a)	328	19	Infinity Pharmaceuticals Inc (a)	808	7
CVR Energy Inc (a)	13,785	339	Ironwood Pharmaceuticals Inc (a)	1,177	18
Energy XXI Bermuda Ltd (a)	2,005	67	Isis Pharmaceuticals Inc (a)	2,627	24
Georesources Inc (a)	330	7	ISTA Pharmaceuticals Inc (a)	1,096	8
GMX Resources Inc	12,776	57	Jazz Pharmaceuticals Inc (a)	602	20
Gulfport Energy Corp (a)	12,177	361	Lannett Co Inc (a)	130	1
Hyperdynamics Corp (a)	3,632	16	Medicis Pharmaceutical Corp	1,342	51
Kodiak Oil & Gas Corp (a)	39,733	229	Medivation Inc (a)	882	19
Magnum Hunter Resources Corp (a)	35,084	238	Nabi Biopharmaceuticals (a)	1,743	9
McMoRan Exploration Co (a)	2,293	42	Nature's Sunshine Products Inc (a)	472	9
Northern Oil and Gas Inc (a)	1,700	38	Nektar Therapeutics (a)	1,899	14
Oasis Petroleum Inc (a)	1,389	41	Neogen Corp (a)	592	27
Panhandle Oil and Gas Inc	290	9	Neurocrine Biosciences Inc (a)	1,984	16
Petroquest Energy Inc (a)	486	3	Obagi Medical Products Inc (a)	716	7
Pioneer Drilling Co (a)	12,821	196	Onyx Pharmaceuticals Inc (a)	1,439	51
RAM Energy Resources Inc (a)	2,022	3	Opko Health Inc (a)	4,605	17
Resolute Energy Corp (a)	1,077	17	Optimer Pharmaceuticals Inc (a)	1,222	14
Rosetta Resources Inc (a)	1,427	74	Orexigen Therapeutics Inc (a)	1,237	2
Stone Energy Corp (a)	1,319	40	Osiris Therapeutics Inc (a)	654	5
Vaalco Energy Inc (a)	239	1	Pain Therapeutics Inc (a)	1,449	6
Venoco Inc (a)	176	2	Par Pharmaceutical Cos Inc (a)	661	22
W&T Offshore Inc	938	24	Pharmasset Inc (a)	2,313	259
Warren Resources Inc (a)	438	2	POZEN Inc (a)	1,088	5
Western Refining Inc (a)	1,334	24	Questcor Pharmaceuticals Inc (a)	1,404	34
	$ 2,170		Rigel Pharmaceuticals Inc (a)	2,104	19
Oil & Gas Services - 2.35%			Sagent Pharmaceuticals Inc (a)	9,811	265
Basic Energy Services Inc (a)	11,618	365	Salix Pharmaceuticals Ltd (a)	8,170	326
Complete Production Services Inc (a)	2,125	71	Santarus Inc (a)	2,120	7
Dawson Geophysical Co (a)	4,308	147	Schiff Nutrition International Inc	128	1
Dril-Quip Inc (a)	925	63	Sciclone Pharmaceuticals Inc (a)	1,483	9
Flotek Industries Inc (a)	2,111	18	Spectrum Pharmaceuticals Inc (a)	1,370	13
Global Geophysical Services Inc (a)	766	14	Synta Pharmaceuticals Corp (a)	984	5
Gulf Island Fabrication Inc	88	3	Targacept Inc (a)	726	15
ION Geophysical Corp (a)	3,459	33	Theravance Inc (a)	6,700	149
Key Energy Services Inc (a)	3,010	54	USANA Health Sciences Inc (a)	259	8
Lufkin Industries Inc	820	71	Vanda Pharmaceuticals Inc (a)	1,128	8
Matrix Service Co (a)	170	2	Vivus Inc (a)	2,108	17
Mitcham Industries Inc (a)	229	4	Zogenix Inc (a)	471	2
Newpark Resources Inc (a)	239	2		$ 2,673
OYO Geospace Corp (a)	183	18	Pipelines - 0.03%
RPC Inc	9,452	232	Crosstex Energy Inc	1,533	18
Targa Resources Corp	383	13
Tesco Corp (a)	17,992	349	Private Equity - 0.00%
Tetra Technologies Inc (a)	333	4	Medley Capital Corp	112	1
Thermon Group Holdings Inc (a)	800	10
	$ 1,473		Real Estate - 0.03%
Packaging & Containers - 0.05%			HFF Inc (a)	1,227	19
AEP Industries Inc (a)	202	6
Graham Packaging Co Inc (a)	76	2	REITS - 1.66%
Graphic Packaging Holding Co (a)	3,696	20	Alexander's Inc	54	21
	$ 28		American Assets Trust Inc	710	16
Pharmaceuticals - 4.27%			American Campus Communities Inc	804	28
Acura Pharmaceuticals Inc (a)	455	2	CBL & Associates Properties Inc	1,080	20
Akorn Inc (a)	26,612	186	DuPont Fabros Technology Inc	7,032	177
Alkermes Inc (a)	17,803	331	EastGroup Properties Inc	305	13
Allos Therapeutics Inc (a)	3,199	7	Equity Lifestyle Properties Inc	434	27
Anacor Pharmaceuticals Inc (a)	432	3	Equity One Inc	194	4

See accompanying notes

199

Schedule of Investments
SmallCap Growth Account II
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
REITS (continued)			Retail (continued)
Extra Space Storage Inc	975 $	21	Red Robin Gourmet Burgers Inc (a)	493 $	18
Gladstone Commercial Corp	167	3	Rue21 Inc (a)	5,080	165
Glimcher Realty Trust	2,328	22	Rush Enterprises Inc - Class A (a)	7,700	147
Highwoods Properties Inc	1,459	48	Ruth's Hospitality Group Inc (a)	252	1
Home Properties Inc	1,044	64	Shoe Carnival Inc (a)	67	2
Kilroy Realty Corp	770	30	Sonic Automotive Inc	257	4
LTC Properties Inc	219	6	Sonic Corp (a)	1,566	17
Mid-America Apartment Communities Inc	2,980	201	Stein Mart Inc	450	4
National Health Investors Inc	255	11	Systemax Inc (a)	366	5
Omega Healthcare Investors Inc	2,571	54	Texas Roadhouse Inc	25,921	455
Potlatch Corp	529	19	Ulta Salon Cosmetics & Fragrance Inc (a)	11,306	730
PS Business Parks Inc	157	9	Vera Bradley Inc (a)	530	20
Saul Centers Inc	310	12	Vitamin Shoppe Inc (a)	9,775	447
Summit Hotel Properties Inc	13,459	153	Wet Seal Inc/The (a)	31,817	142
Tanger Factory Outlet Centers	2,172	58	Winmark Corp	92	4
Universal Health Realty Income Trust	244	10	World Fuel Services Corp	1,083	39
Urstadt Biddle Properties Inc	105	2	Zumiez Inc (a)	527	13
Washington Real Estate Investment Trust	408	13		$ 5,799
	$ 1,042		Savings & Loans - 0.00%
Retail - 9.25%			Westfield Financial Inc	309	2
99 Cents Only Stores (a)	228	5
Aeropostale Inc (a)	2,160	38	Semiconductors - 3.14%
AFC Enterprises Inc (a)	1,047	17	Aeroflex Holding Corp (a)	839	15
America's Car-Mart Inc (a)	193	6	Amtech Systems Inc (a)	379	8
ANN Inc (a)	1,399	36	Applied Micro Circuits Corp (a)	1,485	13
Ascena Retail Group Inc (a)	1,681	57	ATMI Inc (a)	73	2
Biglari Holdings Inc (a)	5	2	AXT Inc (a)	521	4
BJ's Restaurants Inc (a)	7,853	412	Cabot Microelectronics Corp (a)	215	10
Body Central Corp (a)	14,551	343	Cavium Inc (a)	6,476	282
Bon-Ton Stores Inc/The	160	2	Ceva Inc (a)	6,665	204
Bravo Brio Restaurant Group Inc (a)	6,726	164	Cirrus Logic Inc (a)	1,950	31
Buckle Inc/The	721	31	Diodes Inc (a)	958	25
Buffalo Wild Wings Inc (a)	490	32	eMagin Corp (a)	733	4
Caribou Coffee Co Inc (a)	300	4	Entegris Inc (a)	1,705	17
Carrols Restaurant Group Inc (a)	502	5	Entropic Communications Inc (a)	2,375	21
Casey's General Stores Inc	1,012	45	GSI Technology Inc (a)	523	4
Cash America International Inc	254	15	GT Solar International Inc (a)	3,491	57
Casual Male Retail Group Inc (a)	1,423	6	Hittite Microwave Corp (a)	626	39
Cato Corp/The	708	20	Inphi Corp (a)	7,365	128
CEC Entertainment Inc	526	21	Integrated Device Technology Inc (a)	2,691	21
Cheesecake Factory Inc/The (a)	1,559	49	IXYS Corp (a)	628	9
Coinstar Inc (a)	810	44	Lattice Semiconductor Corp (a)	1,535	10
Cost Plus Inc (a)	40,502	405	LTX-Credence Corp (a)	1,128	10
Cracker Barrel Old Country Store Inc	559	28	Micrel Inc	1,447	15
Denny's Corp (a)	3,030	12	Microsemi Corp (a)	10,292	211
Destination Maternity Corp	388	8	Mindspeed Technologies Inc (a)	1,292	10
DineEquity Inc (a)	460	24	MIPS Technologies Inc (a)	2,029	14
Domino's Pizza Inc (a)	629	16	Monolithic Power Systems Inc (a)	915	14
Einstein Noah Restaurant Group Inc	9,701	145	Netlogic Microsystems Inc (a)	5,373	218
Express Inc	1,479	32	Omnivision Technologies Inc (a)	1,268	44
Ezcorp Inc (a)	1,237	44	Pericom Semiconductor Corp (a)	120	1
Finish Line Inc/The	16,047	343	Power Integrations Inc	673	26
First Cash Financial Services Inc (a)	808	34	Rambus Inc (a)	2,722	40
Genesco Inc (a)	98	5	Richardson Electronics Ltd/United States	159	2
GNC Holdings Inc (a)	8,806	192	Rovi Corp (a)	2,267	130
Gordmans Stores Inc (a)	114	2	Semtech Corp (a)	1,809	49
Hibbett Sports Inc (a)	10,385	423	Sigma Designs Inc (a)	183	1
HSN Inc (a)	1,070	35	Silicon Image Inc (a)	2,652	17
JOS A Bank Clothiers Inc (a)	739	37	TriQuint Semiconductor Inc (a)	3,746	38
Krispy Kreme Doughnuts Inc (a)	1,517	14	Ultra Clean Holdings (a)	16,694	152
Lithia Motors Inc	92	2	Ultratech Inc (a)	579	18
Lumber Liquidators Holdings Inc (a)	502	13	Veeco Instruments Inc (a)	789	38
Men's Wearhouse Inc	372	13	Volterra Semiconductor Corp (a)	708	18
New York & Co Inc (a)	23,305	115		$ 1,970
Nu Skin Enterprises Inc	1,461	55	Software - 5.45%
O'Charleys Inc (a)	19,454	142	ACI Worldwide Inc (a)	5,405	182
Papa John's International Inc (a)	527	18	Actuate Corp (a)	1,847	11
PetMed Express Inc	949	11	Advent Software Inc (a)	903	25
PF Chang's China Bistro Inc	589	24	American Software Inc/Georgia	901	8
Pier 1 Imports Inc (a)	1,423	16	Aspen Technology Inc (a)	2,329	40
Pricesmart Inc	474	24	athenahealth Inc (a)	919	38

See accompanying notes

200

Schedule of Investments
SmallCap Growth Account II
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Software (continued)			Telecommunications (continued)
Blackbaud Inc	1,188 $	33	IPG Photonics Corp (a)	9,941 $	723
Blackboard Inc (a)	782	34	Iridium Communications Inc (a)	217	2
Bottomline Technologies Inc (a)	937	23	Ixia (a)	13,179	169
Callidus Software Inc (a)	27,105	159	LogMeIn Inc (a)	4,516	175
CommVault Systems Inc (a)	1,212	54	NeoPhotonics Corp (a)	224	2
Computer Programs & Systems Inc	291	19	Netgear Inc (a)	854	37
Concur Technologies Inc (a)	1,042	52	NTELOS Holdings Corp	718	15
CSG Systems International Inc (a)	657	12	Numerex Corp (a)	404	4
DemandTec Inc (a)	24,671	225	Oplink Communications Inc (a)	305	6
Digi International Inc (a)	168	2	OpNext Inc (a)	39,483	90
Dynavox Inc (a)	312	2	PAETEC Holding Corp (a)	3,481	17
Ebix Inc (a)	874	17	Plantronics Inc	361	13
EPIQ Systems Inc	86	1	Powerwave Technologies Inc (a)	61,572	182
ePocrates Inc (a)	164	3	Premiere Global Services Inc (a)	19,726	157
Fair Isaac Corp	639	19	RF Micro Devices Inc (a)	1,227	7
Guidance Software Inc (a)	543	4	SAVVIS Inc (a)	865	34
inContact Inc (a)	1,189	6	Shenandoah Telecommunications Co	913	15
Interactive Intelligence Inc (a)	9,524	334	ShoreTel Inc (a)	45,924	468
JDA Software Group Inc (a)	324	10	Tekelec (a)	367	3
Lawson Software Inc (a)	4,525	51	TeleNav Inc (a)	654	12
MedAssets Inc (a)	1,112	15	Tessco Technologies Inc	113	1
Medidata Solutions Inc (a)	556	13	ViaSat Inc (a)	3,907	169
MicroStrategy Inc (a)	220	36	Westell Technologies Inc (a)	33,980	121
Monotype Imaging Holdings Inc (a)	905	13			$ 4,426
NetSuite Inc (a)	635	25	Textiles - 0.01%
Omnicell Inc (a)	845	13	Culp Inc (a)	361	3
Opnet Technologies Inc	396	16
Parametric Technology Corp (a)	2,781	64	Transportation - 1.50%
Pegasystems Inc	363	17	Air Transport Services Group Inc (a)	15,114	104
Progress Software Corp (a)	1,097	26	CAI International Inc (a)	484	10
PROS Holdings Inc (a)	8,260	144	Celadon Group Inc (a)	489	7
QLIK Technologies Inc (a)	11,581	394	Echo Global Logistics Inc (a)	9,859	175
Quality Systems Inc	2,586	225	Forward Air Corp	781	26
Quest Software Inc (a)	792	18	Genesee & Wyoming Inc (a)	925	54
RealPage Inc (a)	707	19	Golar LNG Ltd	986	34
Renaissance Learning Inc	4,844	60	Gulfmark Offshore Inc (a)	177	8
RightNow Technologies Inc (a)	678	22	Heartland Express Inc	1,359	23
Schawk Inc	364	6	HUB Group Inc (a)	7,932	299
Seachange International Inc (a)	546	6	Knight Transportation Inc	1,353	23
SolarWinds Inc (a)	1,568	41	Old Dominion Freight Line Inc (a)	1,289	48
Synchronoss Technologies Inc (a)	5,962	190	Pacer International Inc (a)	147	1
Take-Two Interactive Software Inc (a)	2,023	31	Quality Distribution Inc (a)	190	2
Taleo Corp (a)	4,922	182	Roadrunner Transportation Systems Inc (a)	8,355	126
Tyler Technologies Inc (a)	882	24			$ 940
Ultimate Software Group Inc (a)	7,945	433	Trucking & Leasing - 0.24%
Verint Systems Inc (a)	494	18	Aircastle Ltd	247	3
	$ 3,415		Greenbrier Cos Inc (a)	5,725	113
Telecommunications - 7.06%			TAL International Group Inc	542	19
Acme Packet Inc (a)	6,789	476	Textainer Group Holdings Ltd	481	15
ADTRAN Inc	6,666	258			$ 150
Alaska Communications Systems Group Inc	388	3	TOTAL COMMON STOCKS		$ 57,673
Anaren Inc (a)	61	1
				Maturity
Anixter International Inc	348	23		Amount
Aruba Networks Inc (a)	17,736	525
			REPURCHASE AGREEMENTS - 5.20%	(000's)	Value (000's)
Atlantic Tele-Network Inc	93	4	Banks - 5.20%
AudioCodes Ltd (a)	27,636	152
Aviat Networks Inc (a)	23,348	92	Investment in Joint Trading Account; Credit Suisse $ 1,019		$ 1,020
Calix Inc (a)	878	18	Repurchase Agreement; 0.01% dated
Cbeyond Inc (a)	1,096	14	06/30/11 maturing 07/01/11 (collateralized by
Cincinnati Bell Inc (a)	2,217	7	US Treasury Strips; $1,039,526; 0.00%; dated
			02/15/15 - 08/15/37)
Consolidated Communications Holdings Inc	883	17	Investment in Joint Trading Account; Deutsche	308	308
DigitalGlobe Inc (a)	822	21
Extreme Networks (a)	984	3	Bank Repurchase Agreement; 0.01% dated
Finisar Corp (a)	2,052	37	06/30/11 maturing 07/01/11 (collateralized by
General Communication Inc (a)	1,075	13	Sovereign Agency Issues; $314,594; 3.50% -
Global Crossing Ltd (a)	421	16	3.75%; dated 06/28/13 - 08/17/20)
Globecomm Systems Inc (a)	671	10	Investment in Joint Trading Account; JP Morgan	536	536
			Repurchase Agreement; 0.01% dated
HickoryTech Corp	565	7	06/30/11 maturing 07/01/11 (collateralized by
Hypercom Corp (a)	1,526	15
			Sovereign Agency Issues; $547,119; 0.00% -
IDT Corp - Class B	540	15	9.80%; dated 01/09/12 - 03/12/21)
InterDigital Inc	6,777	277
See accompanying notes			201

Schedule of Investments
SmallCap Growth Account II
June 30, 2011 (unaudited)

Maturity
Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Merrill	$ 885	$ 885
Lynch Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $902,747; 0.00% -
8.10%; dated 07/11/11 - 11/18/30)
Investment in Joint Trading Account; Morgan	510	510
Stanley Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $519,762; 0.75% -
4.75%; dated 04/20/12 - 10/28/15)
$ 3,259
TOTAL REPURCHASE AGREEMENTS		$ 3,259
Total Investments		$ 60,932
Other Assets in Excess of Liabilities, Net - 2.77%		$ 1,738
TOTAL NET ASSETS - 100.00%		$ 62,670

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1 or 0.00% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 15,584
Unrealized Depreciation		(1,840)
Net Unrealized Appreciation (Depreciation)		$ 13,744
Cost for federal income tax purposes		$ 47,188
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		22 .02%
Consumer, Cyclical		17 .39%
Communications		13 .81%
Industrial		12 .53%
Technology		11 .74%
Financial		10 .20%
Energy		6 .57%
Basic Materials		2 .91%
Utilities		0 .04%
Diversified		0 .02%
Other Assets in Excess of Liabilities, Net		2 .77%
TOTAL NET ASSETS		100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2011	Long	59	$ 4,643	$ 4,870	$ 227
$ 227

All dollar amounts are shown in thousands (000's)

See accompanying notes

202

Schedule of Investments
SmallCap Value Account I
June 30, 2011 (unaudited)

COMMON STOCKS - 94.86%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.02%			Banks (continued)
Harte-Hanks Inc	2,187 $	18	Banco Latinoamericano de Comercio Exterior SA	5,027 $	87
			Bancorp Inc/DE (a)	2,235	23
Aerospace & Defense - 1.68%			BancorpSouth Inc	4,045	50
AAR Corp	1,448	39	Bank of Kentucky Financial Corp	430	10
Cubic Corp	451	23	Bank of Marin Bancorp	404	14
Curtiss-Wright Corp	5,131	166	Bank of the Ozarks Inc	1,785	92
Ducommun Inc	7,072	146	Boston Private Financial Holdings Inc	11,175	74
Esterline Technologies Corp (a)	4,221	322	Bridge Bancorp Inc	332	7
GenCorp Inc (a)	1,164	8	Bryn Mawr Bank Corp	665	13
Kaman Corp	527	19	Camden National Corp	1,368	45
Kratos Defense & Security Solutions Inc (a)	9,976	122	Capital Bank Corp (a)	1,046	4
LMI Aerospace Inc (a)	6,541	159	Cardinal Financial Corp	6,512	71
Moog Inc (a)	2,950	128	Cathay General Bancorp	18,186	297
Orbital Sciences Corp (a)	1,498	25	Center Bancorp Inc	904	9
Teledyne Technologies Inc (a)	1,331	67	Century Bancorp Inc/MA	269	7
Triumph Group Inc	6,911	688	Chemical Financial Corp	5,829	109
	$ 1,912		Citizens & Northern Corp	3,200	48
Agriculture - 0.24%			Citizens Republic Bancorp Inc (a)	182,555	126
Alliance One International Inc (a)	6,844	22	City Holding Co	7,708	255
Andersons Inc/The	4,660	197	CNB Financial Corp/PA	1,722	24
MGP Ingredients Inc	709	6	CoBiz Financial Inc	5,100	33
Universal Corp/VA	1,199	45	Columbia Banking System Inc	4,392	76
	$ 270		Community Bank System Inc	4,218	105
Airlines - 1.70%			Community Trust Bancorp Inc	5,935	164
Alaska Air Group Inc (a)	12,449	852	CVB Financial Corp	30,891	285
Hawaiian Holdings Inc (a)	19,770	113	Eagle Bancorp Inc (a)	1,279	17
JetBlue Airways Corp (a)	12,442	76	East West Bancorp Inc	3,500	71
Republic Airways Holdings Inc (a)	33,514	183	Encore Bancshares Inc (a)	631	8
Skywest Inc	13,278	200	Enterprise Bancorp Inc/MA	435	7
Spirit Airlines Inc (a)	1,165	14	Enterprise Financial Services Corp	2,800	38
US Airways Group Inc (a)	54,763	488	Financial Institutions Inc	5,678	93
	$ 1,926		First Bancorp Inc/ME	1,058	16
Apparel - 1.07%			First Bancorp/Troy NC	2,091	21
Carter's Inc (a)	496	15	First Busey Corp	14,387	76
Columbia Sportswear Co	288	18	First Commonwealth Financial Corp	78,124	449
Delta Apparel Inc (a)	427	7	First Community Bancshares Inc/VA	7,815	109
Iconix Brand Group Inc (a)	11,239	272	First Financial Bancorp	20,517	343
Jones Group Inc/The	3,854	42	First Financial Bankshares Inc	889	31
Maidenform Brands Inc (a)	3,700	103	First Financial Corp/IN	1,940	64
Oxford Industries Inc	7,200	243	First Interstate Bancsystem Inc	1,179	17
Perry Ellis International Inc (a)	12,095	305	First Merchants Corp	6,166	56
Quiksilver Inc (a)	5,753	27	First Midwest Bancorp Inc/IL	7,252	89
Skechers U.S.A. Inc (a)	1,596	23	First of Long Island Corp/The	1,354	37
Timberland Co/The (a)	531	23	FirstMerit Corp	8,313	137
Unifi Inc (a)	1,070	15	FNB Corp/PA	34,920	361
Warnaco Group Inc/The (a)	2,343	123	Franklin Financial Corp/VA (a)	1,038	12
	$ 1,216		Fulton Financial Corp	8,300	89
Automobile Manufacturers - 0.07%			German American Bancorp Inc	1,619	27
Force Protection Inc (a)	16,936	84	Glacier Bancorp Inc	3,656	49
			Great Southern Bancorp Inc	784	15
Automobile Parts & Equipment - 0.33%			Hancock Holding Co	3,699	115
			Hanmi Financial Corp (a)	45,415	48
Accuride Corp (a)	1,772	22
American Axle & Manufacturing Holdings Inc (a)	2,594	29	Heartland Financial USA Inc	1,000	15
Dana Holding Corp (a)	809	15	Home Bancshares Inc/AR	1,142	27
Douglas Dynamics Inc	841	13	Hudson Valley Holding Corp	2,036	39
Exide Technologies (a)	2,917	22	Iberiabank Corp	3,277	189
Fuel Systems Solutions Inc (a)	709	18	Independent Bank Corp/Rockland MA	5,232	137
Meritor Inc (a)	1,289	21	International Bancshares Corp	12,011	201
Miller Industries Inc/TN	750	14	Lakeland Bancorp Inc	5,915	59
Modine Manufacturing Co (a)	1,993	31	Lakeland Financial Corp	3,086	68
Motorcar Parts of America Inc (a)	902	14	MainSource Financial Group Inc	8,006	66
Spartan Motors Inc	2,549	14	MB Financial Inc	2,749	53
Standard Motor Products Inc	1,471	22	Merchants Bancshares Inc	1,661	41
			Metro Bancorp Inc (a)	1,023	12
Superior Industries International Inc	6,058	134	Nara Bancorp Inc (a)	6,340	52
	$ 369		National Bankshares Inc	522	13
Banks - 9.39%			National Penn Bancshares Inc	16,332	130
1st Source Corp	2,208	46	NBT Bancorp Inc	5,391	120
Alliance Financial Corp/NY	1,370	41	Old National Bancorp/IN	26,842	290
Ames National Corp	641	12	OmniAmerican Bancorp Inc (a)	912	14
Arrow Financial Corp	709	17	Oriental Financial Group Inc	16,456	212
Bancfirst Corp	545	21

See accompanying notes

203

Schedule of Investments
SmallCap Value Account I
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Banks (continued)			Biotechnology (continued)
Orrstown Financial Services Inc	2,222 $	59	RTI Biologics Inc (a)	15,626 $	42
PacWest Bancorp	12,656	260	SuperGen Inc (a)	4,091	12
Park National Corp	1,641	108		$ 914
Penns Woods Bancorp Inc	308	11	Building Materials - 0.35%
Peoples Bancorp Inc/OH	2,465	28	Comfort Systems USA Inc	1,940	21
Pinnacle Financial Partners Inc (a)	20,581	320	Drew Industries Inc	927	23
PrivateBancorp Inc	2,909	40	Gibraltar Industries Inc (a)	1,483	17
Prosperity Bancshares Inc	2,273	100	Interline Brands Inc (a)	4,797	88
Renasant Corp	8,726	126	Louisiana-Pacific Corp (a)	5,540	45
Republic Bancorp Inc/KY	3,595	72	Quanex Building Products Corp	1,847	30
S&T Bancorp Inc	5,887	110	Simpson Manufacturing Co Inc	1,773	53
Sandy Spring Bancorp Inc	1,028	18	Texas Industries Inc	901	37
SCBT Financial Corp	609	17	Trex Co Inc (a)	2,500	61
Sierra Bancorp	7,200	81	Universal Forest Products Inc	856	21
Simmons First National Corp	3,985	103		$ 396
Southside Bancshares Inc	4,077	81	Chemicals - 2.14%
Southwest Bancorp Inc/Stillwater OK (a)	13,321	130	A Schulman Inc	1,317	33
State Bancorp Inc/NY	2,987	40	Aceto Corp	1,987	13
State Bank Financial Corp (a)	1,531	25	American Vanguard Corp	1,590	21
StellarOne Corp	3,100	38	Arch Chemicals Inc	1,144	39
Sterling Bancorp/NY	2,413	23	Chemtura Corp (a)	1,585	29
Sterling Bancshares Inc/TX	11,795	96	Ferro Corp (a)	15,831	213
Sterling Financial Corp/WA (a)	1,143	18	Georgia Gulf Corp (a)	21,285	514
Suffolk Bancorp	1,445	21	HB Fuller Co	8,022	195
Susquehanna Bancshares Inc	18,169	146	Innophos Holdings Inc	2,800	137
SVB Financial Group (a)	5,268	315	Innospec Inc (a)	189	6
SY Bancorp Inc	2,184	51	Kraton Performance Polymers Inc (a)	2,802	110
Texas Capital Bancshares Inc (a)	1,892	49	Minerals Technologies Inc	1,129	75
Tompkins Financial Corp	1,703	67	NewMarket Corp	1,300	222
Tower Bancorp Inc	450	13	Olin Corp	3,397	77
TowneBank/Portsmouth VA	1,813	24	OM Group Inc (a)	1,552	63
Trico Bancshares	1,251	18	PolyOne Corp	13,695	212
Trustco Bank Corp NY	9,766	47	Rockwood Holdings Inc (a)	2,800	155
Trustmark Corp	6,402	150	Sensient Technologies Corp	2,178	81
UMB Financial Corp	8,335	349	Solutia Inc (a)	7,200	165
Umpqua Holdings Corp	27,383	317	Stepan Co	345	24
Union First Market Bankshares Corp	1,430	17	TPC Group Inc (a)	352	14
United Bankshares Inc	3,315	81	Westlake Chemical Corp	600	31
United Community Banks Inc/GA (a)	13,280	140
				$ 2,429
Univest Corp of Pennsylvania	1,287	20	Coal - 0.28%
Washington Banking Co	1,122	15	Cloud Peak Energy Inc (a)	10,476	223
Washington Trust Bancorp Inc	2,391	55	James River Coal Co (a)	1,744	36
Webster Financial Corp	7,954	167	L&L Energy Inc (a)	1,667	9
WesBanco Inc	4,024	79	Patriot Coal Corp (a)	458	10
West Bancorporation Inc	6,508	58	Westmoreland Coal Co (a)	1,939	35
West Coast Bancorp/OR (a)	4,459	75
				$ 313
Westamerica Bancorporation	831	41	Commercial Services - 4.61%
Western Alliance Bancorp (a)	3,360	24
Wilshire Bancorp Inc (a)	20,000	59	ABM Industries Inc	3,526	82
			Advance America Cash Advance Centers Inc	13,681	95
Wintrust Financial Corp	1,741	56	American Reprographics Co (a)	2,371	17
	$ 10,656		Barrett Business Services Inc	569	8
Beverages - 0.21%			CBIZ Inc (a)	9,948	74
Boston Beer Co Inc (a)	2,300	206	Cenveo Inc (a)	9,700	62
Central European Distribution Corp (a)	3,101	35	Consolidated Graphics Inc (a)	2,500	137
	$ 241		Convergys Corp (a)	14,119	193
Biotechnology - 0.81%			CPI Corp	3,900	51
Ariad Pharmaceuticals Inc (a)	6,300	71	CRA International Inc (a)	703	19
Cambrex Corp (a)	2,242	10	Cross Country Healthcare Inc (a)	2,426	18
Emergent Biosolutions Inc (a)	2,500	56	Deluxe Corp	18,100	447
Enzo Biochem Inc (a)	2,630	11	Dollar Financial Corp (a)	9,942	215
Enzon Pharmaceuticals Inc (a)	7,046	71	Electro Rent Corp	824	14
Geron Corp (a)	4,755	19	Euronet Worldwide Inc (a)	2,454	38
Harvard Bioscience Inc (a)	1,617	9	FTI Consulting Inc (a)	2,049	78
Incyte Corp (a)	7,300	138	Gartner Inc (a)	1,700	69
InterMune Inc (a)	1,245	45	Geo Group Inc/The (a)	3,162	73
Lexicon Pharmaceuticals Inc (a)	87,800	155	Global Cash Access Holdings Inc (a)	14,725	46
Maxygen Inc	2,259	12	Great Lakes Dredge & Dock Corp	23,399	131
Medicines Co/The (a)	13,188	218	Hackett Group Inc/The (a)	944	5
Novavax Inc (a)	2,263	5	Heidrick & Struggles International Inc	695	16
Pacific Biosciences of California Inc (a)	2,500	29	ICF International Inc (a)	4,779	121
PDL BioPharma Inc	1,828	11	Insperity Inc	4,000	118

See accompanying notes

204

Schedule of Investments
SmallCap Value Account I
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Commercial Services (continued)			Cosmetics & Personal Care (continued)
ITT Educational Services Inc (a)	1,800 $	141	Revlon Inc (a)	3,511 $	59
Kelly Services Inc (a)	20,283	335		$ 69
Korn/Ferry International (a)	2,196	48	Distribution & Wholesale - 0.47%
Lincoln Educational Services Corp	11,216	192	Brightpoint Inc (a)	5,677	46
Live Nation Entertainment Inc (a)	6,200	71	Core-Mark Holding Co Inc (a)	3,387	121
Mac-Gray Corp	3,424	53	Owens & Minor Inc	662	23
MAXIMUS Inc	2,400	199	Scansource Inc (a)	984	37
McGrath Rentcorp	625	18	Titan Machinery Inc (a)	812	23
Multi-Color Corp	760	19	United Stationers Inc	8,025	284
Navigant Consulting Inc (a)	7,914	83		$ 534
On Assignment Inc (a)	2,546	25	Diversified Financial Services - 3.30%
Parexel International Corp (a)	418	10	Artio Global Investors Inc	7,136	81
PHH Corp (a)	25,018	514	BGC Partners Inc	38,200	295
Providence Service Corp/The (a)	775	10	Calamos Asset Management Inc	7,801	114
Quad/Graphics Inc	979	38	CompuCredit Holdings Corp (a)	300	1
Rent-A-Center Inc/TX	17,571	537	Cowen Group Inc (a)	52,570	198
Resources Connection Inc	2,259	27	Edelman Financial Group Inc	2,700	21
RSC Holdings Inc (a)	2,490	30	Encore Capital Group Inc (a)	2,400	74
ServiceSource International Inc (a)	2,900	64	Federal Agricultural Mortgage Corp	760	17
SFN Group Inc (a)	27,082	246	GFI Group Inc	16,664	76
Stewart Enterprises Inc	17,189	125	Gleacher & Co Inc (a)	53,000	108
Team Inc (a)	4,200	101	Imperial Holdings Inc (a)	5,200	53
TeleTech Holdings Inc (a)	1,500	32	Intl. FCStone Inc (a)	999	24
TMS International Corp (a)	572	7	Investment Technology Group Inc (a)	12,340	173
TrueBlue Inc (a)	1,268	18	JMP Group Inc	1,055	7
United Rentals Inc (a)	1,880	48	KBW Inc	1,540	29
Viad Corp	4,178	93	Knight Capital Group Inc (a)	14,015	154
Zipcar Inc (a)	1,000	20	Marlin Business Services Corp (a)	1,000	13
	$ 5,231		MF Global Holdings Ltd (a)	6,987	54
Computers - 2.16%			National Financial Partners Corp (a)	26,369	305
Agilysys Inc (a)	5,887	49	Nelnet Inc	14,212	314
CACI International Inc (a)	1,398	88	Nicholas Financial Inc (a)	727	9
Ciber Inc (a)	16,883	94	Ocwen Financial Corp (a)	42,778	546
Computer Task Group Inc (a)	418	6	Oppenheimer Holdings Inc	1,792	50
Cray Inc (a)	12,206	78	Piper Jaffray Cos (a)	6,898	199
DST Systems Inc	1,600	85	SeaCube Container Leasing Ltd	9,100	156
Dynamics Research Corp (a)	668	9	Stifel Financial Corp (a)	1,379	49
Electronics for Imaging Inc (a)	19,416	335	SWS Group Inc	2,900	17
Fusion-io Inc (a)	3,200	96	World Acceptance Corp (a)	9,300	609
Imation Corp (a)	7,147	67		$ 3,746
Insight Enterprises Inc (a)	13,344	236	Electric - 3.54%
Manhattan Associates Inc (a)	4,100	141	Allete Inc	1,361	56
Mentor Graphics Corp (a)	2,606	33	Atlantic Power Corp	2,700	41
Mercury Computer Systems Inc (a)	4,614	86	Avista Corp	5,368	137
NCI Inc (a)	411	9	Black Hills Corp	1,727	52
Netscout Systems Inc (a)	1,800	38	Central Vermont Public Service Corp	2,382	86
Quantum Corp (a)	11,310	37	CH Energy Group Inc	714	38
Radisys Corp (a)	6,152	45	Cleco Corp	11,194	390
Rimage Corp	2,205	30	Dynegy Inc (a)	4,544	28
SMART Modular Technologies WWH Inc (a)	3,268	30	El Paso Electric Co	17,862	577
Spansion Inc (a)	2,145	41	Empire District Electric Co/The	2,167	42
SRA International Inc (a)	13,032	403	IDACORP Inc	11,549	457
SYKES Enterprises Inc (a)	1,854	40	MGE Energy Inc	4,271	173
Synaptics Inc (a)	2,400	62	NorthWestern Corp	8,898	294
Unisys Corp (a)	3,355	86	Ormat Technologies Inc	765	17
Xyratex Ltd (a)	21,714	223	Otter Tail Corp	3,699	78
	$ 2,447		PNM Resources Inc	18,634	312
Consumer Products - 1.28%			Portland General Electric Co	15,843	400
ACCO Brands Corp (a)	5,467	43	UIL Holdings Corp	4,835	157
American Greetings Corp	10,310	248	Unisource Energy Corp	10,610	396
Blyth Inc	3,588	181	Westar Energy Inc	10,500	283
Central Garden and Pet Co (a)	2,900	30		$ 4,014
Central Garden and Pet Co - A Shares (a)	2,315	23	Electrical Components & Equipment - 0.66%
CSS Industries Inc	576	12	Advanced Energy Industries Inc (a)	2,185	32
Ennis Inc	1,110	19	American Superconductor Corp (a)	2,177	20
Helen of Troy Ltd (a)	20,745	716	Belden Inc	1,403	49
Oil-Dri Corp of America	383	8	Encore Wire Corp	944	23
Prestige Brands Holdings Inc (a)	13,657	176	EnerSys (a)	10,360	357
	$ 1,456		Generac Holdings Inc (a)	1,176	23
Cosmetics & Personal Care - 0.06%			Littelfuse Inc	3,841	225
Elizabeth Arden Inc (a)	342	10

See accompanying notes

205

Schedule of Investments
SmallCap Value Account I
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Electrical Components & Equipment (continued)			Environmental Control (continued)
Powell Industries Inc (a)	684 $	25	Fuel Tech Inc (a)	5,800 $	38
	$ 754		Metalico Inc (a)	10,567	63
Electronics - 1.26%			Tetra Tech Inc (a)	2,422	55
Analogic Corp	281	15		$ 321
Bel Fuse Inc	762	17	Food - 1.10%
Benchmark Electronics Inc (a)	5,602	93	Arden Group Inc	35	3
Brady Corp	2,119	68	B&G Foods Inc	5,343	110
Checkpoint Systems Inc (a)	4,309	77	Cal-Maine Foods Inc	651	21
Coherent Inc (a)	306	17	Chiquita Brands International Inc (a)	3,046	40
CTS Corp	2,568	25	Dole Food Co Inc (a)	5,726	77
Cymer Inc (a)	979	48	Fresh Del Monte Produce Inc	9,285	248
Daktronics Inc	6,313	68	Hain Celestial Group Inc (a)	1,320	44
DDi Corp	8,024	77	M&F Worldwide Corp (a)	768	20
Electro Scientific Industries Inc (a)	4,729	91	Nash Finch Co	570	20
FEI Co (a)	3,020	115	Ruddick Corp	920	40
Kemet Corp (a)	2,102	30	Sanderson Farms Inc	1,081	52
L-1 Identity Solutions Inc (a)	2,321	27	Seaboard Corp	17	41
Methode Electronics Inc	1,853	21	Seneca Foods Corp (a)	643	16
Multi-Fineline Electronix Inc (a)	560	12	Smart Balance Inc (a)	2,345	12
Newport Corp (a)	1,288	23	Snyders-Lance Inc	2,308	50
OSI Systems Inc (a)	332	14	Spartan Stores Inc	17,863	350
Park Electrochemical Corp	1,040	29	Tootsie Roll Industries Inc	185	5
Plexus Corp (a)	267	9	TreeHouse Foods Inc (a)	714	39
Rofin-Sinar Technologies Inc (a)	643	22	Village Super Market Inc	467	13
Rogers Corp (a)	456	21	Weis Markets Inc	551	22
Sanmina-SCI Corp (a)	4,040	42	Winn-Dixie Stores Inc (a)	2,445	21
TTM Technologies Inc (a)	11,090	178		$ 1,244
Viasystems Group Inc (a)	85	2	Forest Products & Paper - 1.26%
Vishay Intertechnology Inc (a)	8,700	131	Boise Inc	29,171	228
Vishay Precision Group Inc (a)	920	16	Buckeye Technologies Inc	25,255	681
Watts Water Technologies Inc	3,656	129	Clearwater Paper Corp (a)	576	39
X-Rite Inc (a)	2,602	13	Domtar Corp	1,100	104
	$ 1,430		KapStone Paper and Packaging Corp (a)	9,969	165
Energy - Alternate Sources - 0.27%			Neenah Paper Inc	570	12
FutureFuel Corp	896	11	PH Glatfelter Co	7,896	122
Gevo Inc (a)	400	6	Schweitzer-Mauduit International Inc	1,348	76
Green Plains Renewable Energy Inc (a)	12,026	129		$ 1,427
KiOR Inc (a)	7,700	117	Gas - 1.96%
REX American Resources Corp (a)	532	9	Chesapeake Utilities Corp	1,904	76
Solazyme Inc (a)	1,300	30	Laclede Group Inc/The	3,800	143
	$ 302		New Jersey Resources Corp	7,490	334
Engineering & Construction - 1.32%			Nicor Inc	2,005	110
Argan Inc (a)	499	5	Northwest Natural Gas Co	1,170	53
Dycom Industries Inc (a)	1,430	23	Piedmont Natural Gas Co Inc	3,062	93
EMCOR Group Inc (a)	17,477	512	South Jersey Industries Inc	3,793	206
Granite Construction Inc	1,545	38	Southwest Gas Corp	16,551	639
Insituform Technologies Inc (a)	1,924	40	WGL Holdings Inc	14,691	566
Layne Christensen Co (a)	959	29		$ 2,220
MasTec Inc (a)	32,000	631	Hand & Machine Tools - 0.20%
Michael Baker Corp (a)	545	12	Franklin Electric Co Inc	142	7
MYR Group Inc/Delaware (a)	92	2	Regal-Beloit Corp	3,300	220
Sterling Construction Co Inc (a)	1,260	17		$ 227
Tutor Perini Corp	8,120	156	Healthcare - Products - 1.22%
VSE Corp	1,309	33	Accuray Inc (a)	401	3
	$ 1,498		Affymetrix Inc (a)	3,157	25
Entertainment - 0.44%			Angiodynamics Inc (a)	1,237	18
Ascent Media Corp (a)	721	38	Biolase Technology Inc (a)	1,636	8
Churchill Downs Inc	489	22	BioMimetic Therapeutics Inc (a)	854	4
Cinemark Holdings Inc	647	13	Cantel Medical Corp	6,226	168
International Speedway Corp	1,455	41	CardioNet Inc (a)	1,414	8
Isle of Capri Casinos Inc (a)	16,100	143	Chindex International Inc (a)	626	9
Multimedia Games Holding Co Inc (a)	1,882	9	CONMED Corp (a)	6,242	178
Pinnacle Entertainment Inc (a)	2,526	38	CryoLife Inc (a)	2,022	11
Scientific Games Corp (a)	14,500	150	Cynosure Inc (a)	732	9
Shuffle Master Inc (a)	771	7	Exactech Inc (a)	184	3
Speedway Motorsports Inc	1,400	20	Greatbatch Inc (a)	15,864	425
Vail Resorts Inc	372	17	Hanger Orthopedic Group Inc (a)	756	19
	$ 498		ICU Medical Inc (a)	439	19
Environmental Control - 0.28%			Immucor Inc (a)	266	5
Darling International Inc (a)	8,100	143	Invacare Corp	9,779	324
EnergySolutions Inc	4,520	22	IRIS International Inc (a)	382	4

See accompanying notes

206

Schedule of Investments
SmallCap Value Account I
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products (continued)			Insurance (continued)
Medical Action Industries Inc (a)	690 $	6	Delphi Financial Group Inc	20,702 $	605
Natus Medical Inc (a)	1,043	16	Donegal Group Inc	578	7
Palomar Medical Technologies Inc (a)	1,421	16	eHealth Inc (a)	1,599	21
Solta Medical Inc (a)	4,533	13	EMC Insurance Group Inc	361	7
SurModics Inc (a)	1,141	13	Employers Holdings Inc	1,769	30
Symmetry Medical Inc (a)	2,039	18	Enstar Group Ltd (a)	331	35
West Pharmaceutical Services Inc	717	31	FBL Financial Group Inc	4,889	157
Wright Medical Group Inc (a)	1,849	28	First American Financial Corp	5,175	81
Young Innovations Inc	284	8	Flagstone Reinsurance Holdings SA	6,305	53
	$ 1,389		Fortegra Financial Corp (a)	374	3
Healthcare - Services - 2.55%			FPIC Insurance Group Inc (a)	411	17
Almost Family Inc (a)	615	17	Global Indemnity PLC (a)	1,066	24
Amedisys Inc (a)	1,396	37	Greenlight Capital Re Ltd (a)	926	24
American Dental Partners Inc (a)	1,164	15	Harleysville Group Inc	600	19
AMERIGROUP Corp (a)	5,900	416	Hilltop Holdings Inc (a)	2,002	18
Amsurg Corp (a)	1,570	41	Horace Mann Educators Corp	12,546	196
Assisted Living Concepts Inc	5,136	86	Independence Holding Co	550	6
Capital Senior Living Corp (a)	1,394	13	Infinity Property & Casualty Corp	627	34
Centene Corp (a)	889	32	Kansas City Life Insurance Co	330	10
Continucare Corp (a)	397	3	Maiden Holdings Ltd	2,503	23
Five Star Quality Care Inc (a)	49,873	290	Meadowbrook Insurance Group Inc	11,262	111
Gentiva Health Services Inc (a)	6,648	138	MGIC Investment Corp (a)	14,904	89
Healthsouth Corp (a)	4,507	118	Montpelier Re Holdings Ltd ADR	14,741	266
Healthspring Inc (a)	5,391	249	National Interstate Corp	454	10
Healthways Inc (a)	8,435	128	National Western Life Insurance Co	109	17
Kindred Healthcare Inc (a)	3,436	74	Navigators Group Inc/The (a)	615	29
LHC Group Inc (a)	709	16	Platinum Underwriters Holdings Ltd	6,961	231
Magellan Health Services Inc (a)	10,021	548	PMI Group Inc/The (a)	13,000	14
Medcath Corp (a)	1,597	22	Presidential Life Corp	1,605	17
Molina Healthcare Inc (a)	1,103	30	Primerica Inc	1,673	37
National Healthcare Corp	451	22	ProAssurance Corp (a)	2,441	171
Select Medical Holdings Corp (a)	2,522	22	Protective Life Corp	900	21
Skilled Healthcare Group Inc (a)	1,348	13	Radian Group Inc	18,276	77
Sun Healthcare Group Inc (a)	9,348	75	RLI Corp	927	57
Sunrise Senior Living Inc (a)	1,081	10	Safety Insurance Group Inc	641	27
Triple-S Management Corp (a)	12,053	262	Selective Insurance Group Inc	8,123	132
Vanguard Health Systems Inc (a)	12,800	220	StanCorp Financial Group Inc	2,200	93
	$ 2,897		Symetra Financial Corp	3,324	45
Holding Companies - Diversified - 0.03%			Tower Group Inc	2,506	59
Compass Diversified Holdings	1,986	33	United Fire & Casualty Co	919	16
Primoris Services Corp	254	3	Unitrin Inc	1,900	56
	$ 36		Universal American Corp/NY	1,530	17
Home Builders - 0.13%			Universal Insurance Holdings Inc	1,355	6
KB Home	3,282	32		$ 5,311
MDC Holdings Inc	1,599	39	Internet - 0.60%
Meritage Homes Corp (a)	1,322	30	1-800-Flowers.com Inc (a)	1,919	6
Ryland Group Inc	1,978	33	Archipelago Learning Inc (a)	408	4
Standard Pacific Corp (a)	5,450	18	Blue Coat Systems Inc (a)	1,368	30
			Boingo Wireless Inc (a)	2,700	25
	$ 152		Digital River Inc (a)	1,522	49
Home Furnishings - 0.23%
Audiovox Corp (a)	1,267	10	Earthlink Inc	5,336	41
DTS Inc/CA (a)	1,600	65	ePlus Inc (a)	284	8
Ethan Allen Inc Interiors Inc	1,267	27	eResearchTechnology Inc (a)	1,776	11
La-Z-Boy (a)	2,940	29	ICG Group Inc (a)	1,470	18
Sealy Corp (a)	3,699	9	Infospace Inc (a)	2,449	22
Select Comfort Corp (a)	5,741	103	Internap Network Services Corp (a)	544	4
Universal Electronics Inc (a)	665	17	KIT Digital Inc (a)	1,509	18
			Pandora Media Inc (a)	2,300	43
	$ 260		QuinStreet Inc (a)	1,815	24
Housewares - 0.02%			Responsys Inc (a)	1,300	23
Lifetime Brands Inc	2,212	26	S1 Corp (a)	2,578	19
			Safeguard Scientifics Inc (a)	882	17
Insurance - 4.68%			TeleCommunication Systems Inc (a)	9,592	46
Alterra Capital Holdings Ltd	10,165	227

American Equity Investment Life Holding Co	45,073	573	United Online Inc	30,113	182
American Safety Insurance Holdings Ltd (a)	3,808	72	Websense Inc (a)	3,100	80
			XO Group Inc (a)	1,079	11
Amerisafe Inc (a)	12,252	278
Amtrust Financial Services Inc	7,157	163		$ 681
Argo Group International Holdings Ltd	1,214	36	Investment Companies - 0.73%
Aspen Insurance Holdings Ltd	8,050	207	Apollo Investment Corp	9,786	100
Assured Guaranty Ltd	9,600	157	Arlington Asset Investment Corp	522	16
CNO Financial Group Inc (a)	79,712	630	BlackRock Kelso Capital Corp	4,496	41

See accompanying notes

207

Schedule of Investments
SmallCap Value Account I
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Investment Companies (continued)			Media (continued)
Capital Southwest Corp	219 $	20	New York Times Co/The (a)	6,780 $	59
Fifth Street Finance Corp	2,955	34	Nexstar Broadcasting Group Inc (a)	805	7
Gladstone Capital Corp	2,800	26	Outdoor Channel Holdings Inc (a)	910	6
Gladstone Investment Corp	1,711	12	Primedia Inc	1,011	7
Golub Capital BDC Inc	766	11	Saga Communications Inc (a)	142	5
Main Street Capital Corp	990	19	Scholastic Corp	5,017	133
MCG Capital Corp	14,825	90	Sinclair Broadcast Group Inc	2,136	24
Medallion Financial Corp	1,161	11	World Wrestling Entertainment Inc	14,800	141
New Mountain Finance Corp (a)	544	7		$ 1,103
PennantPark Investment Corp	2,232	25	Metal Fabrication & Hardware - 0.74%
Prospect Capital Corp	30,928	313	Ampco-Pittsburgh Corp	603	14
Solar Capital Ltd	1,795	44	CIRCOR International Inc	677	29
Solar Senior Capital Ltd	470	8	Haynes International Inc	205	13
TICC Capital Corp	3,989	39	Kaydon Corp	6,889	257
Triangle Capital Corp	914	17	LB Foster Co	2,984	98
	$ 833		Mueller Industries Inc	1,665	63
Iron & Steel - 0.02%			Mueller Water Products Inc - Class A	6,631	26
Universal Stainless & Alloy (a)	504	24	Olympic Steel Inc	684	19
			RBC Bearings Inc (a)	339	13
Leisure Products & Services - 0.10%			RTI International Metals Inc (a)	1,309	50
Arctic Cat Inc (a)	4,951	67	Worthington Industries Inc	11,360	263
Callaway Golf Co	2,745	17		$ 845
Johnson Outdoors Inc (a)	373	6	Mining - 1.21%
Life Time Fitness Inc (a)	357	14	Century Aluminum Co (a)	26,981	422
Town Sports International Holdings Inc (a)	885	7	Coeur d'Alene Mines Corp (a)	20,558	498
	$ 111		Gold Resource Corp	100	3
Lodging - 0.25%			Golden Star Resources Ltd (a)	11,027	24
Ameristar Casinos Inc	6,800	161	Horsehead Holding Corp (a)	2,177	29
Boyd Gaming Corp (a)	2,712	23	Jaguar Mining Inc (a)	3,598	17
Gaylord Entertainment Co (a)	1,525	46	Kaiser Aluminum Corp	4,394	240
Monarch Casino & Resort Inc (a)	499	5	Materion Corp (a)	941	35
Orient-Express Hotels Ltd (a)	4,065	44	Revett Minerals Inc (a)	839	4
	$ 279		Thompson Creek Metals Co Inc (a)	7,565	76
Machinery - Construction & Mining - 0.03%			United States Lime & Minerals Inc (a)	156	6
Astec Industries Inc (a)	988	37	USEC Inc (a)	5,967	20
				$ 1,374
Machinery - Diversified - 1.49%			Miscellaneous Manufacturing - 1.58%
Alamo Group Inc	449	11	Actuant Corp	2,812	75
Albany International Corp	7,741	204	Ameron International Corp	410	27
Altra Holdings Inc (a)	2,600	62	AO Smith Corp	1,621	68
Applied Industrial Technologies Inc	16,850	600	Barnes Group Inc	4,054	101
Briggs & Stratton Corp	17,058	339	Brink's Co/The	570	17
Cascade Corp	968	46	Ceradyne Inc (a)	7,503	293
Gerber Scientific Inc (a)	1,974	22	Chase Corp	479	8
Global Power Equipment Group Inc (a)	584	16	CLARCOR Inc	3,761	177
Hurco Cos Inc (a)	481	16	Eastman Kodak Co (a)	11,474	41
Intermec Inc (a)	2,980	33	EnPro Industries Inc (a)	11,118	535
Intevac Inc (a)	1,708	17	ESCO Technologies Inc	963	35
Kadant Inc (a)	5,113	160	Federal Signal Corp	2,758	18
NACCO Industries Inc	784	76	GP Strategies Corp (a)	4,008	55
Robbins & Myers Inc	1,712	91	Griffon Corp (a)	1,969	20
	$ 1,693		Handy & Harman Ltd (a)	373	6
Media - 0.97%			Hexcel Corp (a)	1,129	25
AH Belo Corp	1,403	11	Koppers Holdings Inc	1,500	57
Belo Corp	3,226	24	Matthews International Corp	897	36
Central European Media Enterprises Ltd (a)	1,562	31	Movado Group Inc	1,197	20
Crown Media Holdings Inc (a)	1,727	3	Myers Industries Inc	2,196	23
Cumulus Media Inc (a)	1,366	5	Standex International Corp	2,184	67
Demand Media Inc (a)	1,200	16	STR Holdings Inc (a)	1,288	19
DG FastChannel Inc (a)	477	15	Tredegar Corp	4,155	76
Dolan Co/The (a)	6,871	58		$ 1,799
Entercom Communications Corp (a)	12,909	112	Office Furnishings - 0.27%
EW Scripps Co (a)	15,554	151	Knoll Inc	4,700	94
Fisher Communications Inc (a)	660	20	Steelcase Inc	18,469	211
Gray Television Inc (a)	3,789	10		$ 305
Journal Communications Inc (a)	16,880	87	Oil & Gas - 2.77%
Knology Inc (a)	258	4	Alon USA Energy Inc	202	2
LIN TV Corp (a)	7,869	38	Approach Resources Inc (a)	475	11
LodgeNet Interactive Corp (a)	8,000	24	Berry Petroleum Co	3,400	181
McClatchy Co/The (a)	19,817	56	Bill Barrett Corp (a)	2,142	99
Meredith Corp	1,796	56	Brigham Exploration Co (a)	2,500	75

See accompanying notes

208

Schedule of Investments
SmallCap Value Account I
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)			Pharmaceuticals (continued)
Callon Petroleum Co (a)	10,700 $	75	Theravance Inc (a)	851 $	19
Comstock Resources Inc (a)	2,031	58	USANA Health Sciences Inc (a)	2,400	75
Crimson Exploration Inc (a)	1,632	6	Viropharma Inc (a)	3,600	67
CVR Energy Inc (a)	15,400	380		$ 1,958
Delek US Holdings Inc	1,046	16	Pipelines - 0.05%
Endeavour International Corp (a)	1,823	27	Crosstex Energy Inc	325	4
Energy Partners Ltd (a)	4,184	62	SemGroup Corp (a)	2,037	52
EXCO Resources Inc	10,110	178		$ 56
Georesources Inc (a)	916	21	Private Equity - 0.14%
Gulfport Energy Corp (a)	4,500	134	American Capital Ltd (a)	12,700	126
Harvest Natural Resources Inc (a)	1,449	16	Hercules Technology Growth Capital Inc	1,928	20
Hercules Offshore Inc (a)	5,881	32	Medley Capital Corp	653	8
Parker Drilling Co (a)	5,945	35
				$ 154
Penn Virginia Corp	2,011	27	Publicly Traded Investment Fund - 0.01%
Petroleum Development Corp (a)	1,040	31
Petroquest Energy Inc (a)	31,374	221	THL Credit Inc	693	9
Pioneer Drilling Co (a)	867	13
(a)			Real Estate - 0.02%
Stone Energy Corp	11,600	352	Forestar Group Inc (a)	1,582	26
Swift Energy Co (a)	3,483	130
Vaalco Energy Inc (a)	35,587	214
Venoco Inc (a)	1,296	17	REITS - 11.54%
			Acadia Realty Trust	1,420	29
W&T Offshore Inc	14,100	368	Agree Realty Corp	4,300	96
Warren Resources Inc (a)	30,962	118
Western Refining Inc (a)	13,541	244	American Campus Communities Inc	10,257	365
			American Capital Agency Corp	15,900	463
	$ 3,143		Anworth Mortgage Asset Corp	61,497	462
Oil & Gas Services - 1.24%			ARMOUR Residential REIT Inc	2,100	15
Cal Dive International Inc (a)	19,500	117	Ashford Hospitality Trust Inc	64,435	802
Complete Production Services Inc (a)	8,500	284	Associated Estates Realty Corp	2,676	43
Dawson Geophysical Co (a)	429	15	BioMed Realty Trust Inc	7,448	144
Exterran Holdings Inc (a)	2,726	54	Brandywine Realty Trust	11,600	134
Global Industries Ltd (a)	8,280	46	Campus Crest Communities Inc	1,304	17
Gulf Island Fabrication Inc	1,302	42	CapLease Inc	23,920	118
Helix Energy Solutions Group Inc (a)	11,759	195	Capstead Mortgage Corp	35,400	475
Hornbeck Offshore Services Inc (a)	1,227	34	CBL & Associates Properties Inc	27,379	497
ION Geophysical Corp (a)	9,900	94	Chesapeake Lodging Trust	1,371	23
Key Energy Services Inc (a)	971	17	Colonial Properties Trust	10,671	217
Matrix Service Co (a)	1,735	23	Colony Financial Inc	1,461	26
Mitcham Industries Inc (a)	3,543	61	CommonWealth REIT	4,500	116
Natural Gas Services Group Inc (a)	941	15	Cousins Properties Inc	18,625	159
Newpark Resources Inc (a)	23,113	209	CreXus Investment Corp	2,438	27
RPC Inc	3,293	81	Cypress Sharpridge Investments Inc	3,521	45
Tesco Corp (a)	427	8	DCT Industrial Trust Inc	52,807	276
Tetra Technologies Inc (a)	8,655	110	Developers Diversified Realty Corp	5,600	79
	$ 1,405		DiamondRock Hospitality Co	18,682	200
Packaging & Containers - 0.47%			Douglas Emmett Inc	1,300	26
Graham Packaging Co Inc (a)	1,117	28	DuPont Fabros Technology Inc	1,552	39
Graphic Packaging Holding Co (a)	35,407	192	Dynex Capital Inc	1,719	17
Rock-Tenn Co	4,800	319	EastGroup Properties Inc	2,762	117
	$ 539		Education Realty Trust Inc	7,576	65
Pharmaceuticals - 1.73%			Entertainment Properties Trust	8,115	379
Achillion Pharmaceuticals Inc (a)	5,400	40	Equity Lifestyle Properties Inc	2,743	171
Alkermes Inc (a)	11,800	219	Equity One Inc	2,774	52
Array BioPharma Inc (a)	2,380	5	Extra Space Storage Inc	6,367	136
BioScrip Inc (a)	736	5	FelCor Lodging Trust Inc (a)	9,500	51
Cornerstone Therapeutics Inc (a)	665	6	First Industrial Realty Trust Inc (a)	69,229	793
Depomed Inc (a)	9,400	77	First Potomac Realty Trust	2,217	34
Furiex Pharmaceuticals Inc (a)	739	13	Franklin Street Properties Corp	3,597	46
Hi-Tech Pharmacal Co Inc (a)	2,735	79	Getty Realty Corp	3,592	91
Impax Laboratories Inc (a)	522	11	Gladstone Commercial Corp	421	7
Lannett Co Inc (a)	650	3	Glimcher Realty Trust	957	9
Medicis Pharmaceutical Corp	515	20	Government Properties Income Trust	1,224	33
Neurocrine Biosciences Inc (a)	1,043	8	Hatteras Financial Corp	3,222	91
Nutraceutical International Corp (a)	748	12	Healthcare Realty Trust Inc	3,856	80
Obagi Medical Products Inc (a)	3,100	29	Hersha Hospitality Trust	14,876	83
Omega Protein Corp (a)	1,306	18	Highwoods Properties Inc	1,707	57
Par Pharmaceutical Cos Inc (a)	11,827	390	Home Properties Inc	1,000	61
Pharmasset Inc (a)	800	90	Inland Real Estate Corp	7,442	66
PharMerica Corp (a)	45,296	578	Invesco Mortgage Capital Inc	8,483	179
Rigel Pharmaceuticals Inc (a)	1,215	11	Investors Real Estate Trust	3,359	29
Sagent Pharmaceuticals Inc (a)	6,300	170	iStar Financial Inc (a)	3,998	32
Targacept Inc (a)	600	13	Kilroy Realty Corp	1,533	61

See accompanying notes

209

Schedule of Investments SmallCap Value Account I June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
REITS (continued)			Retail (continued)
Kite Realty Group Trust	14,541 $	72	hhgregg Inc (a)	1,275 $	17
LaSalle Hotel Properties	16,311	430	HOT Topic Inc	3,347	25
Lexington Realty Trust	81,240	742	Jack in the Box Inc (a)	2,319	53
LTC Properties Inc	4,923	137	Kenneth Cole Productions Inc (a)	2,900	36
Medical Properties Trust Inc	18,229	209	Kirkland's Inc (a)	1,253	15
MFA Financial Inc	62,797	505	Lithia Motors Inc	1,091	21
Mission West Properties Inc	1,370	12	Liz Claiborne Inc (a)	3,828	20
Monmouth Real Estate Investment Corp	2,649	22	McCormick & Schmick's Seafood Restaurants Inc	693	6
MPG Office Trust Inc (a)	700	2	(a)
National Health Investors Inc	2,213	99	Men's Wearhouse Inc	2,110	71
National Retail Properties Inc	13,909	341	New York & Co Inc (a)	1,836	9
NorthStar Realty Finance Corp	4,088	17	Office Depot Inc (a)	11,838	50
Omega Healthcare Investors Inc	7,400	156	OfficeMax Inc (a)	75,411	592
Parkway Properties Inc/Md	20,300	346	Pantry Inc/The (a)	1,040	20
Pebblebrook Hotel Trust	2,088	42	Papa John's International Inc (a)	300	10
Pennsylvania Real Estate Investment Trust	23,233	365	PC Connection Inc (a)	724	6
PennyMac Mortgage Investment Trust	1,435	24	Penske Automotive Group Inc	2,206	50
Post Properties Inc	2,539	104	PEP Boys-Manny Moe & Jack	16,602	182
Potlatch Corp	793	28	PF Chang's China Bistro Inc	1,637	66
PS Business Parks Inc	4,191	231	Pier 1 Imports Inc (a)	3,597	42
Ramco-Gershenson Properties Trust	7,643	94	Red Robin Gourmet Burgers Inc (a)	98	4
Redwood Trust Inc	3,448	52	Regis Corp	2,911	45
Resource Capital Corp	2,730	17	Rite Aid Corp (a)	22,793	30
Retail Opportunity Investments Corp	1,854	20	Ruby Tuesday Inc (a)	3,281	35
RLJ Lodging Trust	1,174	20	Rush Enterprises Inc - Class A (a)	1,947	37
Senior Housing Properties Trust	13,000	304	Ruth's Hospitality Group Inc (a)	12,687	71
Sovran Self Storage Inc	1,490	61	Saks Inc (a)	5,701	64
Starwood Property Trust Inc	4,137	85	Shoe Carnival Inc (a)	684	21
Strategic Hotels & Resorts Inc (a)	5,568	39	Sonic Automotive Inc	5,289	77
Sun Communities Inc	4,175	155	Stage Stores Inc	16,076	271
Sunstone Hotel Investors Inc (a)	22,540	208	Stein Mart Inc	2,054	20
Two Harbors Investment Corp	4,616	50	Steinway Musical Instruments Inc (a)	496	13
Universal Health Realty Income Trust	431	17	Susser Holdings Corp (a)	490	8
Urstadt Biddle Properties Inc	1,032	19	Systemax Inc (a)	762	11
U-Store-It Trust	25,771	271	Texas Roadhouse Inc	305	5
Walter Investment Management Corp	1,140	25	West Marine Inc (a)	1,055	11
Washington Real Estate Investment Trust	2,540	83	Wet Seal Inc/The (a)	5,014	22
Winthrop Realty Trust	5,000	60	World Fuel Services Corp	6,602	237
	$ 13,097			$ 6,220
Retail - 5.48%			Savings & Loans - 1.54%
99 Cents Only Stores (a)	2,049	41	Astoria Financial Corp	4,468	57
America's Car-Mart Inc (a)	2,970	98	B of I Holding Inc (a)	545	8
Asbury Automotive Group Inc (a)	1,443	27	Bank Mutual Corp	3,557	13
Barnes & Noble Inc	1,239	21	BankFinancial Corp	3,597	31
Benihana Inc - Class A (a)	996	10	Berkshire Hills Bancorp Inc	3,214	72
Big 5 Sporting Goods Corp	1,644	13	Brookline Bancorp Inc	23,721	220
Biglari Holdings Inc (a)	355	139	Capitol Federal Financial Inc	1,000	12
Bob Evans Farms Inc	7,604	266	Charter Financial Corp/GA	508	5
Bon-Ton Stores Inc/The	6,193	60	Clifton Savings Bancorp Inc	772	8
Brown Shoe Co Inc	1,891	20	Danvers Bancorp Inc	971	21
Cabela's Inc (a)	25,854	702	Dime Community Bancshares Inc	4,295	63
California Pizza Kitchen Inc (a)	350	6	ESB Financial Corp	808	10
Caribou Coffee Co Inc (a)	517	7	ESSA Bancorp Inc	848	11
Cash America International Inc	9,599	556	First Defiance Financial Corp (a)	727	11
Casual Male Retail Group Inc (a)	3,152	13	First Niagara Financial Group Inc	11,846	156
Charming Shoppes Inc (a)	5,095	21	Flushing Financial Corp	5,298	69
Childrens Place Retail Stores Inc/The (a)	2,089	93	Fox Chase Bancorp Inc	1,088	15
Citi Trends Inc (a)	1,120	17	Investors Bancorp Inc (a)	1,826	26
Collective Brands Inc (a)	3,042	45	Kearny Financial Corp	996	9
Conn's Inc (a)	33,723	291	Northfield Bancorp Inc	1,374	19
Cost Plus Inc (a)	9,621	96	Northwest Bancshares Inc	16,214	204
Cracker Barrel Old Country Store Inc	142	7	OceanFirst Financial Corp	3,740	49
Denny's Corp (a)	2,042	8	Oritani Financial Corp	14,223	182
Dillard's Inc	7,900	412	Provident Financial Services Inc	19,836	283
Domino's Pizza Inc (a)	19,689	497	Provident New York Bancorp	1,844	15
Finish Line Inc/The	15,483	331	Roma Financial Corp	561	6
Fred's Inc	1,974	29	Territorial Bancorp Inc	941	19
Genesco Inc (a)	1,113	58	United Financial Bancorp Inc	1,308	20
Gordmans Stores Inc (a)	21	—	ViewPoint Financial Group	6,185	85
Group 1 Automotive Inc	1,187	49	Westfield Financial Inc	1,551	13
Haverty Furniture Cos Inc	1,228	14

See accompanying notes

210

Schedule of Investments SmallCap Value Account I June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Savings & Loans (continued)			Storage & Warehousing - 0.02%
WSFS Financial Corp	1,000 $	40	Mobile Mini Inc (a)	1,160 $	25
	$ 1,752
Semiconductors - 2.58%			Telecommunications - 2.73%
Alpha & Omega Semiconductor Ltd (a)	1,099	15	Alaska Communications Systems Group Inc	2,693	24
Amkor Technology Inc (a)	66,204	409	Anaren Inc (a)	1,022	22
Anadigics Inc (a)	5,044	16	Anixter International Inc	2,722	179
ATMI Inc (a)	6,998	143	Arris Group Inc (a)	24,595	285
AXT Inc (a)	1,421	12	Atlantic Tele-Network Inc	537	21
Brooks Automation Inc (a)	3,319	36	Black Box Corp	5,910	184
Cabot Microelectronics Corp (a)	909	42	Cincinnati Bell Inc (a)	76,847	255
Cohu Inc	1,798	24	Communications Systems Inc	497	9
DSP Group Inc (a)	6,650	58	Comtech Telecommunications Corp	4,739	133
Emulex Corp (a)	3,856	33	Consolidated Communications Holdings Inc	15,052	293
Entegris Inc (a)	17,184	174	EchoStar Holding Corp (a)	1,300	47
Fairchild Semiconductor International Inc (a)	13,000	217	EMS Technologies Inc (a)	621	20
FormFactor Inc (a)	2,211	20	General Communication Inc (a)	4,200	51
GSI Group Inc (a)	1,933	23	GeoEye Inc (a)	891	33
GSI Technology Inc (a)	7,808	56	Global Crossing Ltd (a)	585	22
Integrated Device Technology Inc (a)	3,163	25	Globecomm Systems Inc (a)	490	8
Integrated Silicon Solution Inc (a)	7,702	74	Harmonic Inc (a)	3,877	28
IXYS Corp (a)	3,489	52	IDT Corp - Class B	5,585	151
Kulicke & Soffa Industries Inc (a)	26,012	289	Infinera Corp (a)	4,177	29
Lattice Semiconductor Corp (a)	4,090	27	Iridium Communications Inc (a)	2,659	23
LTX-Credence Corp (a)	7,505	67	Leap Wireless International Inc (a)	2,062	33
Mindspeed Technologies Inc (a)	10,444	83	Loral Space & Communications Inc (a)	429	30
MIPS Technologies Inc (a)	1,151	8	NeoPhotonics Corp (a)	1,400	10
MKS Instruments Inc	15,022	397	Neutral Tandem Inc (a)	4,883	85
Monolithic Power Systems Inc (a)	519	8	Oplink Communications Inc (a)	2,913	54
Nanometrics Inc (a)	1,010	19	PAETEC Holding Corp (a)	3,115	15
Omnivision Technologies Inc (a)	581	20	Plantronics Inc	10,962	400
Pericom Semiconductor Corp (a)	1,740	16	Preformed Line Products Co	150	11
Photronics Inc (a)	6,721	57	Premiere Global Services Inc (a)	37,329	299
PMC - Sierra Inc (a)	9,600	73	RF Micro Devices Inc (a)	12,401	76
Richardson Electronics Ltd/United States	1,119	15	Sonus Networks Inc (a)	8,306	27
Rudolph Technologies Inc (a)	1,588	17	SureWest Communications	987	16
Semtech Corp (a)	2,400	66	Sycamore Networks Inc	819	18
Sigma Designs Inc (a)	7,548	58	Symmetricom Inc (a)	10,760	63
Skyworks Solutions Inc (a)	2,600	60	Tekelec (a)	6,228	57
Standard Microsystems Corp (a)	1,154	31	USA Mobility Inc	1,144	17
Tessera Technologies Inc (a)	2,565	44	ViaSat Inc (a)	927	40
Veeco Instruments Inc (a)	2,517	122	Vonage Holdings Corp (a)	4,837	21
Zoran Corp (a)	2,055	17	Westell Technologies Inc (a)	3,971	14
	$ 2,923			$ 3,103
Software - 2.14%			Textiles - 0.06%
Accelrys Inc (a)	2,362	17	G&K Services Inc	912	31
Actuate Corp (a)	8,900	52	Unifirst Corp/MA	712	40
Acxiom Corp (a)	3,948	52		$ 71
Aspen Technology Inc (a)	5,000	86	Toys, Games & Hobbies - 0.33%
Avid Technology Inc (a)	1,284	24	Jakks Pacific Inc	20,227	372
Cornerstone OnDemand Inc (a)	4,000	71
CSG Systems International Inc (a)	9,619	178	Transportation - 2.03%
Digi International Inc (a)	6,240	81	Air Transport Services Group Inc (a)	2,709	19
Dynavox Inc (a)	2,849	21	Arkansas Best Corp	1,069	25
Ebix Inc (a)	727	14	Atlas Air Worldwide Holdings Inc (a)	14,308	851
EPIQ Systems Inc	5,293	76	Bristow Group Inc	6,084	310
ePocrates Inc (a)	3,400	63	CAI International Inc (a)	48	1
Fair Isaac Corp	809	24	DHT Holdings Inc	24,633	94
JDA Software Group Inc (a)	11,054	342	Excel Maritime Carriers Ltd (a)	15,704	48
Mantech International Corp	5,493	244	Frontline Ltd/Bermuda	4,230	62
Omnicell Inc (a)	1,285	20	Gulfmark Offshore Inc (a)	6,760	298
Progress Software Corp (a)	1,324	32	Heartland Express Inc	3,500	58
Quest Software Inc (a)	4,165	95	Knightsbridge Tankers Ltd	1,690	37
Renaissance Learning Inc	654	8	Nordic American Tanker Shipping Ltd	2,069	47
Schawk Inc	2,281	37	Overseas Shipholding Group Inc	1,130	30
Seachange International Inc (a)	1,124	12	Pacer International Inc (a)	15,358	73
Smith Micro Software Inc (a)	500	2	PHI Inc (a)	1,022	22
SS&C Technologies Holdings Inc (a)	1,075	21	Quality Distribution Inc (a)	9,675	127
SYNNEX Corp (a)	5,140	163	RailAmerica Inc (a)	1,779	27
Take-Two Interactive Software Inc (a)	32,600	498	Roadrunner Transportation Systems Inc (a)	639	10
THQ Inc (a)	53,800	195	Saia Inc (a)	1,229	21
	$ 2,428		Ship Finance International Ltd	2,331	42

See accompanying notes

211

Schedule of Investments
SmallCap Value Account I
June 30, 2011 (unaudited)

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)	Sector	Percent
Transportation (continued)			Financial	34 .29%
Swift Transportation Co (a)	2,395 $	33	Consumer, Non-cyclical	13 .81%
Teekay Tankers Ltd	2,081	20	Industrial	12 .60%
			Consumer, Cyclical	10 .96%
Werner Enterprises Inc	1,870	47	Technology	6 .88%
		$ 2,302	Utilities	5 .67%
Trucking & Leasing - 0.50%			Basic Materials	4 .63%
Aircastle Ltd	9,667	123	Energy	4 .61%
Amerco Inc (a)	4,431	426
Greenbrier Cos Inc (a)	953	19	Communications	4 .32%
			Diversified	0 .03%
		$ 568	Other Assets in Excess of Liabilities, Net	2 .20%
Water - 0.17%			TOTAL NET ASSETS	100.00%
American States Water Co	1,928	67
California Water Service Group	3,758	70
Pico Holdings Inc (a)	999	29
York Water Co	1,800	30
		$ 196
TOTAL COMMON STOCKS		$ 107,664
	Maturity
	Amount
REPURCHASE AGREEMENTS - 2.94%	(000's)	Value (000's)
Banks - 2.94%
Investment in Joint Trading Account; Credit Suisse $	1,044	$ 1,044
Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
US Treasury Strips; $1,065,316; 0.00%; dated
02/15/15 - 08/15/37)
Investment in Joint Trading Account; Deutsche	316	316
Bank Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $322,398; 3.50% -
3.75%; dated 06/28/13 - 08/17/20)
Investment in Joint Trading Account; JP Morgan	550	550
Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $560,692; 0.00% -
9.80%; dated 01/09/12 - 03/12/21)
Investment in Joint Trading Account; Merrill	907	907
Lynch Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $925,142; 0.00% -
8.10%; dated 07/11/11 - 11/18/30)
Investment in Joint Trading Account; Morgan	522	522
Stanley Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $532,657; 0.75% -
4.75%; dated 04/20/12 - 10/28/15)
		$ 3,339
TOTAL REPURCHASE AGREEMENTS		$ 3,339
Total Investments		$ 111,003
Other Assets in Excess of Liabilities, Net - 2.20%		$ 2,498
TOTAL NET ASSETS - 100.00%		$ 113,501

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 20,113
Unrealized Depreciation	(4,121)
Net Unrealized Appreciation (Depreciation)	$ 15,992
Cost for federal income tax purposes	$ 95,011
All dollar amounts are shown in thousands (000's)

See accompanying notes

212

Schedule of Investments
SmallCap Value Account I
June 30, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2011	Long	56 $	4,508	$ 4,622	$ 114
					$ 114
All dollar amounts are shown in thousands (000's)

See accompanying notes

213

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of	Income	Gain (Loss) on Investment Investment			Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
ASSET ALLOCATION ACCOUNT
Class 1 shares
2011(c)	$12 .32	$0 .10	$0 .42	$0 .52	($0 .25)	($0 .67)	($0 .92)	$11.92
2010	11.58	0 .18	0 .84	1 .02	( 0 .28)	–	( 0 .28)	12 .32
2009	10.05	0 .20	1 .64	1 .84	( 0 .31)	–	( 0 .31)	11 .58
2008	14.87	0 .23	( 3 .60)	( 3 .37)	( 0 .39)	(1.06)	( 1 .45)	10 .05
2007	14.11	0 .28	1 .34	1 .62	( 0 .21)	(0.65)	( 0 .86)	14 .87
2006	12.78	0 .25	1 .35	1 .60	( 0 .10)	(0.17)	( 0 .27)	14 .11
BALANCED ACCOUNT
Class 1 shares
2011(c)	13.62	0 .14	0 .71	0 .85	( 0 .32)	–	( 0 .32)	14 .15
2010	12.33	0 .29	1 .35	1 .64	( 0 .35)	–	( 0 .35)	13 .62
2009	10.71	0 .32	1 .85	2 .17	( 0 .55)	–	( 0 .55)	12 .33
2008	16.68	0 .43	( 5 .27)	( 4 .84)	( 0 .52)	(0.61)	( 1 .13)	10 .71
2007	16.24	0 .43	0 .45	0 .88	( 0 .44)	–	( 0 .44)	16 .68
2006	14.93	0 .37	1 .30	1 .67	( 0 .36)	–	( 0 .36)	16 .24
BOND & MORTGAGE SECURITIES ACCOUNT
Class 1 shares
2011(c)	10.61	0 .22	0 .19	0 .41	( 0 .01)	–	( 0 .01)	11 .01
2010	10.04	0 .47	0 .69	1 .16	( 0 .59)	–	( 0 .59)	10 .61
2009	9.35	0 .51	1 .34	1 .85	( 1 .16)	–	( 1 .16)	10 .04
2008	11.96	0 .61	( 2 .55)	( 1 .94)	( 0 .67)	–	( 0 .67)	9 .35
2007	12.09	0 .67	( 0 .27)	0 .40	( 0 .53)	–	( 0 .53)	11 .96
2006	12.04	0 .58	( 0 .04)	0 .54	( 0 .49)	–	( 0 .49)	12 .09
DIVERSIFIED BALANCED ACCOUNT
Class 2 shares
2011(c)	11.02	( 0 .01)	0 .46	0 .45	( 0 .12)	–	( 0 .12)	11 .35
2010	10.00	0 .35	0 .67	1 .02	–	–	–	11 .02
2009(h)	10.00	–	–	–	–	–	–	10 .00
DIVERSIFIED GROWTH ACCOUNT
Class 2 shares
2011(c)	11.17	( 0 .01)	0 .53	0 .52	( 0 .09)	–	( 0 .09)	11 .60
2010	10.00	0 .34	0 .83	1 .17	–	–	–	11 .17
2009(h)	10.00	–	–	–	–	–	–	10 .00

See accompanying notes.

214

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)

			Ratio of Expenses to Average
	Net Assets, End of	Ratio of Expenses	Net Assets (Excluding Reverse	Ratio of Gross
Total	Period (in	to Average Net	Repurchase Agreement	Expenses to Average	Ratio of Net Investment	Portfolio
Return(b)	thousands)	Assets	Expense)	Net Assets	Income to Average Net Assets Turnover Rate

4.33%(d)	$61,261	0.91%(e)	N/A	–%	1.68%(e)	150 .4%(e)
9.10	63,256	0.89	N/A	–	1.53	188.0
18.81	66,556	0.87	N/A	–	1.89	189.2
(24.84)	63,068	0.86	N/A	–	1.79	243.1
11.78	103,281	0.82	N/A	–	1.96	125.3
12.77	102,381	0.83	N/A	–	1.93	85.8

6.23 (d)	55,918	0 .66 (e)	N/A	–	1.99 (e)	193 .0 (e)
13.62	56,574	0.66	N/A	–	2.27	209.0
21.16	58,147	0.68	N/A	–	2.91	237.4
(30.92)	56,799	0.66	N/A	–	3.05	203.1
5.38	105,283	0.63	N/A	–	2.60	160.7
11.44	112,208	0.63	N/A	–	2.44	165.6

3.87 (d)	336,248	0 .45 (e)	N/A	–	4.17 (e)	296 .0 (e)
11.65	340,735	0.45	N/A	–	4.44	297.5
20.91	333,964	0.45	N/A	–	5.27	432.6
(17.06)	330,330	0.42	N/A	–	5.66	305.9
3.41	473,797	0.42	N/A	–	5.61	256.8
4.65	414,833	0.52	0.44%	–	4.97	271.8

4.07 (d)	243,748	0.30 (e),(f)	N/A	0 .30 (e),(f),(g)	(0.27) (e)	9 .1 (e)
10.20	169,656	0 .31 (f)	N/A	0 .31 (f),(g)	3.34	20.2
0.00 (d)	10	0.31 (e),(f)	N/A	107 .09 (e),(f),(g)	(0.31) (e)	0 .0 (e)

4.70 (d)	570,589	0.30 (e),(f)	N/A	0 .30 (e),(f),(g)	(0.25) (e)	7 .2 (e)
11.70	323,925	0 .31 (f)	N/A	0 .31 (f),(g)	3.21	13.6
0.00 (d)	10	0.31 (e),(f)	N/A	181 .70 (e),(f),(g)	(0.31) (e)	0 .0 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2011
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Account invests.
(g)	Excludes expense reimbursement from Manager.
(h)	Period from December 30, 2009 date operations commenced, through December 31, 2009

See accompanying notes.

215

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of	Income Gain (Loss) on Investment Investment				Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2011(c)	$12.54	$0.18	$0 .38	$0 .56	($0 .02)	$–	($0 .02)	$13.08
2010	11.24	0 .17	1 .31	1 .48	( 0 .18)	–	( 0 .18)	12 .54
2009	9.25	0 .18	2 .28	2 .46	( 0 .47)	–	( 0 .47)	11 .24
2008	21.67	0 .31	( 8 .44)	( 8 .13)	( 0 .30)	(3.99)	( 4 .29)	9 .25
2007	20.64	0 .30	2 .96	3 .26	( 0 .21)	(2.02)	( 2 .23)	21 .67
2006	16.83	0 .25	4 .31	4 .56	( 0 .23)	(0.52)	( 0 .75)	20 .64
Class 2 shares
2011(c)	12.63	0 .16	0 .39	0 .55	( 0 .02)	–	( 0 .02)	13 .16
2010	11.32	0 .14	1 .32	1 .46	( 0 .15)	–	( 0 .15)	12 .63
2009	9.27	0 .15	2 .29	2 .44	( 0 .39)	–	( 0 .39)	11 .32
2008	21.71	0 .31	( 8 .51)	( 8 .20)	( 0 .25)	(3.99)	( 4 .24)	9 .27
2007(i)	20.27	0 .23	3 .38	3 .61	( 0 .15)	(2.02)	( 2 .17)	21 .71
EQUITY INCOME ACCOUNT
Class 1 shares
2011(c)	14.80	0 .26	0 .71	0 .97	( 0 .07)	–	( 0 .07)	15 .70
2010	13.15	0 .45	1 .66	2 .11	( 0 .46)	–	( 0 .46)	14 .80
2009	11.60	0 .39	1 .84	2 .23	( 0 .68)	–	( 0 .68)	13 .15
2008	19.32	0 .44	( 6 .53)	( 6 .09)	( 0 .41)	(1.22)	( 1 .63)	11 .60
2007	19.39	0 .40	0 .66	1 .06	( 0 .20)	(0.93)	( 1 .13)	19 .32
2006	17.64	0 .32	2 .71	3 .03	( 0 .33)	(0.95)	( 1 .28)	19 .39
Class 2 shares
2011(c)	14.74	0 .23	0 .72	0 .95	( 0 .07)	–	( 0 .07)	15 .62
2010	13.10	0 .40	1 .66	2 .06	( 0 .42)	–	( 0 .42)	14 .74
2009	11.50	0 .35	1 .85	2 .20	( 0 .60)	–	( 0 .60)	13 .10
2008	19.17	0 .40	( 6 .49)	( 6 .09)	( 0 .36)	(1.22)	( 1 .58)	11 .50
2007	19.24	0 .34	0 .67	1 .01	( 0 .15)	(0.93)	( 1 .08)	19 .17
2006	17.53	0 .27	2 .69	2 .96	( 0 .30)	(0.95)	( 1 .25)	19 .24

See accompanying notes.

216

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)

	Net Assets, End of	Ratio of Expenses
Total	Period (in	to Average Net	Ratio of Net Investment	Portfolio
Return(b)	thousands)	Assets	Income to Average Net Assets Turnover Rate

4.47%(d)	$531,354	0.88%(e)	2 .82%(e)	77 .1%(e)
13.18	532,545	0.89	1 .47	110 .0 (f)
27.30	364,176	0.91	1 .85	105 .5
(46.22)	286,421	0.92 (g)	2 .07	100 .4
16.09	576,345	0.90 (g)	1 .41	113 .8 (h)
27.96	409,020	0.91	1 .34	107 .0

4.34 (d)	2,309	1 .13 (e)	2 .55 (e)	77 .1 (e)
12.91	2,466	1.14	1 .27	110 .0 (f)
26.84	2,427	1.16	1 .59	105 .5
(46.37)	2,338	1.17 (g)	1 .91	100 .4
18.09 (d)	8,072	1.15 (e),(g)	1 .09 (e)	113 .8 (e),(h)

6.59 (d)	667,319	0 .48 (e)	3 .37 (e)	12 .5 (e)
16.18	538,727	0.51	3 .25	23 .2
20.00	392,951	0.54	3 .33	44 .0
(33.94)	304,321	0.51 (g)	2 .86	86 .8
5.24	513,914	0.49 (g)	2 .01	84.0 (j)
18.17	296,113	0.66	1 .74	87 .0

6.47 (d)	28,505	0 .73 (e)	3 .05 (e)	12 .5 (e)
15.88	29,323	0.76	2 .97	23 .2
19.76	30,836	0.79	3 .08	44 .0
(34.12)	34,738	0.76 (g)	2 .57	86 .8
5.00	76,666	0.74 (g)	1 .74	84.0 (j)
17.86	70,163	0.91	1 .49	87 .0

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2011
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes portfolio realignment from the acquisition of International SmallCap Account.
(g)	Reflects Manager's contractual expense limit.
(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT International Growth Fund.
(i)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized loss of $.05 per share from January 3, 2007 through January 8, 2007.
(j)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Equity Income Account and WM VT Equity Income Fund.

See accompanying notes.

217

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of	Income Gain (Loss) on Investment Investment				Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2011(c)	$10 .29	$0.18	$0 .07	$0 .25	($0 .02)	($0 .01)	($0 .03)	$10.51
2010	10.07	0 .38	0 .20	0 .58	( 0 .36)	–	( 0 .36)	10 .29
2009	10.28	0 .43	0 .22	0 .65	( 0 .86)	–	( 0 .86)	10 .07
2008	10.49	0 .48	( 0 .01)	0 .47	( 0 .68)	–	( 0 .68)	10 .28
2007	10.41	0 .49	0 .16	0 .65	( 0 .57)	–	( 0 .57)	10 .49
2006	10.47	0 .47	( 0 .03)	0 .44	( 0 .50)	–	( 0 .50)	10 .41
Class 2 shares
2011(c)	10.32	0 .17	0 .07	0 .24	( 0 .02)	(0.01)	( 0 .03)	10 .53
2010	10.09	0 .36	0 .21	0 .57	( 0 .34)	–	( 0 .34)	10 .32
2009	10.26	0 .41	0 .21	0 .62	( 0 .79)	–	( 0 .79)	10 .09
2008	10.47	0 .45	( 0 .01)	0 .44	( 0 .65)	–	( 0 .65)	10 .26
2007	10.39	0 .46	0 .17	0 .63	( 0 .55)	–	( 0 .55)	10 .47
2006	10.43	0 .44	( 0 .02)	0 .42	( 0 .46)	–	( 0 .46)	10 .39
INCOME ACCOUNT
Class 1 shares
2011(c)	10.12	0 .28	0 .08	0 .36	( 0 .04)	–	( 0 .04)	10 .44
2010	9.97	0 .60	0 .25	0 .85	( 0 .70)	–	( 0 .70)	10 .12
2009	9.36	0 .62	1 .03	1 .65	( 1 .03)	(0.01)	( 1 .04)	9 .97
2008	10.46	0 .59	( 0 .93)	( 0 .34)	( 0 .75)	(0.01)	( 0 .76)	9 .36
2007	10.55	0 .60	0 .01	0 .61	( 0 .68)	(0.02)	( 0 .70)	10 .46
2006	10.69	0 .61	( 0 .13)	0 .48	( 0 .61)	(0.01)	( 0 .62)	10 .55
Class 2 shares
2011(c)	10.09	0 .27	0 .08	0 .35	( 0 .04)	–	( 0 .04)	10 .40
2010	9.95	0 .58	0 .23	0 .81	( 0 .67)	–	( 0 .67)	10 .09
2009	9.30	0 .59	1 .04	1 .63	( 0 .97)	(0.01)	( 0 .98)	9 .95
2008	10.40	0 .56	( 0 .92)	( 0 .36)	( 0 .73)	(0.01)	( 0 .74)	9 .30
2007	10.49	0 .59	( 0 .01)	0 .58	( 0 .65)	(0.02)	( 0 .67)	10 .40
2006	10.62	0 .58	( 0 .12)	0 .46	( 0 .58)	(0.01)	( 0 .59)	10 .49

See accompanying notes.

218

		FINANCIAL HIGHLIGHTS (Continued)
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)

			Ratio of Net
			Investment Income
	Net Assets, End of	Ratio of Expenses to	to Average Net	Portfolio
Total Return(b)	Period (in thousands)	Average Net Assets	Assets	Turnover Rate

2.43%(d)	$478,004	0.50%(e)	3 .51%(e)	76 .4%(e)
5.85	489,048	0.50	3.64	79.1 (f)
6.47	233,789	0.50	4.18	22 .4
4.68	152,711	0.51 (g)	4.63	9 .9
6.58	226,615	0.50 (g)	4.73	6 .2
4.45	259,054	0.53	4.54	16 .0

2 .31 (d)	1,235	0.75 (e)	3 .26 (e)	76.4 (e)
5.65	1,457	0.75	3.45	79.1 (f)
6.21	1,675	0.75	3.99	22 .4
4.41	2,085	0.76 (g)	4.38	9 .9
6.21	3,322	0.75 (g)	4.47	6 .2
4.22	5,041	0.78	4.29	16 .0

3 .57 (d)	233,027	0.50 (e)	5 .48 (e)	24.9 (e)
8.65	225,114	0.50	5.81	17 .0
18.37	196,424	0.51	6.33	23 .6
(3.47)	120,854	0.51 (g)	5.93	13 .9
5.90	170,478	0.50 (g)	5.76	9 .1
4.90	182,728	0.54	5.79	24 .0

3 .47 (d)	4,638	0.75 (e)	5 .24 (e)	24.9 (e)
8.26	5,135	0.75	5.58	17 .0
18.17	6,260	0.76	6.11	23 .6
(3.75)	7,912	0.76 (g)	5.66	13 .9
5.77	13,390	0.75 (g)	5.68	9 .1
4.59	16,474	0.79	5.54	24 .0

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2011
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Government & High Quality Bond Account.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

219

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of	Income	Gain (Loss) on Investment Investment			Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
INTERNATIONAL EMERGING MARKETS ACCOUNT
Class 1 shares
2011(c)	$17.51	$0 .13	$0 .02	$0 .15	($0 .01)	$–	($0 .01)	$17.65
2010	14.86	0 .13	2 .63	2 .76	( 0 .11)	–	( 0 .11)	17 .51
2009	8.95	0 .14	5 .97	6 .11	( 0 .20)	–	( 0 .20)	14 .86
2008	27.61	0 .21	( 11 .50)	( 11 .29)	( 0 .23)	(7.14)	( 7 .37)	8 .95
2007	21.42	0 .25	8 .26	8 .51	( 0 .24)	(2.08)	( 2 .32)	27 .61
2006	16.02	0 .19	5 .80	5 .99	–	(0.59)	( 0 .59)	21 .42
LARGECAP BLEND ACCOUNT II
Class 1 shares
2011(c)	6.86	0 .04	0 .29	0 .33	–	–	–	7.19
2010	6.21	0 .07	0 .74	0 .81	( 0 .16)	–	( 0 .16)	6 .86
2009	4.88	0 .08	1 .35	1 .43	( 0 .10)	–	( 0 .10)	6 .21
2008	12.59	0 .10	( 3 .07)	( 2 .97)	( 0 .15)	(4.59)	( 4 .74)	4 .88
2007	12.46	0 .12	0 .55	0 .67	( 0 .09)	(0.45)	( 0 .54)	12 .59
2006	11.19	0 .13	1 .56	1 .69	( 0 .08)	(0.34)	( 0 .42)	12 .46
Class 2 shares
2011(c)	6.91	0 .03	0 .30	0 .33	–	–	–	7.24
2010	6.24	0 .06	0 .74	0 .80	( 0 .13)	–	( 0 .13)	6 .91
2009	4.89	0 .07	1 .35	1 .42	( 0 .07)	–	( 0 .07)	6 .24
2008	12.59	0 .08	( 3 .07)	( 2 .99)	( 0 .12)	(4.59)	( 4 .71)	4 .89
2007(h)	12.42	0 .09	0 .59	0 .68	( 0 .06)	(0.45)	( 0 .51)	12 .59
LARGECAP GROWTH ACCOUNT
Class 1 shares
2011(c)	15.12	0 .02	0 .60	0 .62	–	–	–	15 .74
2010	12.78	0 .01	2 .34	2 .35	( 0 .01)	–	( 0 .01)	15 .12
2009	10.14	–	2 .72	2 .72	( 0 .08)	–	( 0 .08)	12 .78
2008	17.92	0 .07	( 7 .78)	( 7 .71)	( 0 .07)	–	( 0 .07)	10 .14
2007	14.57	0 .05	3 .33	3 .38	( 0 .03)	–	( 0 .03)	17 .92
2006	13.29	0 .09	1 .23	1 .32	( 0 .04)	–	( 0 .04)	14 .57
Class 2 shares
2011(c)	15.11	–	0.60	0.60	–	–	–	15 .71
2010	12.80	( 0 .03)	2 .34	2 .31	–	–	–	15 .11
2009	10.13	( 0 .03)	2 .74	2 .71	( 0 .04)	–	( 0 .04)	12 .80
2008	17.90	0 .04	( 7 .78)	( 7 .74)	( 0 .03)	–	( 0 .03)	10 .13
2007(j)	14.63	0 .01	3 .26	3 .27	–	–	–	17 .90

See accompanying notes.

220

		FINANCIAL HIGHLIGHTS (Continued)
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)

			Ratio of Net
			Investment Income
	Net Assets, End of	Ratio of Expenses to	to Average Net	Portfolio
Total Return(b)	Period (in thousands)	Average Net Assets	Assets	Turnover Rate

0.85%(d)	$182,701	1.38%(e)	1 .52%(e)	84 .9%(e)
18.67	193,048	1.39	0.88	102.3
68.65	170,508	1.35	1.19	128.5
(54.86)	96,371	1.45	1.23	133.3
42.11	226,564	1.41	1.02	137.7
38.32	121,211	1.44	1.04	127.0

4.84 (d)	178,333	0.76 (e),(f)	1 .12 (e)	41 .2 (e)
13.25	182,047	0.75 (f)	1.15	34.7
29.67	183,485	0.75 (f)	1.51	79.0
(36.41)	159,837	0.77 (f)	1.30	62.7
5.21	271,426	0.74 (f)	0.96	80.0 (g)
15.72	202,369	0.76	1.09	50.7

4.79 (d)	840	1.01 (e),(f)	0 .87 (e)	41 .2 (e)
12.97	850	1.00 (f)	0.90	34.7
29.28	832	1.00 (f)	1.27	79.0
(36.50)	875	1.02 (f)	1.00	62.7
5.28 (d)	2,727	0.99 (e),(f)	0 .69 (e)	80 .0 (e),(g)

4.10 (d)	209,142	0.69 (e)	0 .24 (e)	69 .2 (e)
18.38	207,114	0.69	0.04	61.1
27.01	241,670	0.69	0.01	89.5
(43.16)	173,642	0.69 (f)	0.50	87.6
23.20	395,726	0.68 (f)	0.34	105.4 (i)
9.92	128,867	0.61	0.63	99.3

3.97 (d)	713	0.94 (e)	(0 .01) (e)	69 .2 (e)
18.05	691	0.94	(0 .20)	61.1
26.80	635	0.94	(0 .24)	89.5
(43.30)	538	0.94 (f)	0.24	87.6
22.35 (d)	1,372	0.93 (e),(f)	0 .09 (e)	105 .4 (e),(i)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2011
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT Growth & Income Fund.
(h)	Period from January 9, 2007 through December 31, 2007. Class 2 shares recognized $.01 per share of net investment income and incurred a net realized and unrealized gain of $.08 per share from January 3, 2007 through January 8, 2007.
(i)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT Growth Fund.
(j)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized gain of $.21 per share from January 3, 2007 through January 8, 2007.

See accompanying notes.

221

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of	Income Gain (Loss) on Investment Investment				Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
LARGECAP GROWTH ACCOUNT I
Class 1 shares
2011(c)	$21.37	$0.01	$1 .29	$1 .30	$–	$–	$–	$22.67
2010	17.89	0 .01	3 .50	3 .51	( 0 .03)	–	( 0 .03)	21 .37
2009	11.72	0 .02	6 .16	6 .18	( 0 .01)	–	( 0 .01)	17 .89
2008	19.76	–	( 8 .01)	( 8 .01)	( 0 .03)	–	( 0 .03)	11 .72
2007	18.30	0 .03	1 .53	1 .56	( 0 .10)	–	( 0 .10)	19 .76
2006	17.23	0 .10	0 .97	1 .07	–	–	–	18 .30
LARGECAP S&P 500 INDEX ACCOUNT
Class 1 shares
2011(c)	8.91	0 .08	0 .43	0 .51	–	–	–	9.42
2010	7.88	0 .15	1 .00	1 .15	( 0 .12)	–	( 0 .12)	8 .91
2009	6.52	0 .14	1 .53	1 .67	( 0 .31)	–	( 0 .31)	7 .88
2008	10.83	0 .18	( 4 .05)	( 3 .87)	( 0 .22)	(0.22)	( 0 .44)	6 .52
2007	10.44	0 .19	0 .35	0 .54	( 0 .15)	–	( 0 .15)	10 .83
2006	9.16	0 .16	1 .25	1 .41	( 0 .13)	–	( 0 .13)	10 .44
LARGECAP VALUE ACCOUNT
Class 1 shares
2011(c)	23.92	0 .14	1 .76	1 .90	–	–	–	25 .82
2010	21.34	0 .30	2 .68	2 .98	( 0 .40)	–	( 0 .40)	23 .92
2009	19.29	0 .42	2 .60	3 .02	( 0 .97)	–	( 0 .97)	21 .34
2008	34.70	0 .59	( 11 .32)	( 10 .73)	( 0 .68)	(4.00)	( 4 .68)	19 .29
2007	37.34	0 .63	( 0 .46)	0 .17	( 0 .61)	(2.20)	( 2 .81)	34 .70
2006	34.59	0 .59	5 .74	6 .33	( 0 .57)	(3.01)	( 3 .58)	37 .34
MIDCAP BLEND ACCOUNT
Class 1 shares
2011(c)	37.83	0 .09	4 .60	4 .69	–	(0.47)	( 0 .47)	42 .05
2010	31.25	0 .46	7 .00	7 .46	( 0 .88)	–	( 0 .88)	37 .83
2009	24.93	0 .21	7 .83	8 .04	( 0 .24)	(1.48)	( 1 .72)	31 .25
2008	42.05	0 .18	( 12 .82)	( 12 .64)	( 0 .23)	(4.25)	( 4 .48)	24 .93
2007	42.26	0 .21	3 .96	4 .17	( 0 .28)	(4.10)	( 4 .38)	42 .05
2006	42.54	0 .27	5 .11	5 .38	( 0 .46)	(5.20)	( 5 .66)	42 .26
Class 2 shares
2011(c)	37.82	0 .04	4 .59	4 .63	–	(0.47)	( 0 .47)	41 .98
2010	31.23	0 .35	7 .03	7 .38	( 0 .79)	–	( 0 .79)	37 .82
2009(g)	28.70	0 .14	2 .39	2 .53	–	–	–	31 .23

See accompanying notes.

222

		FINANCIAL HIGHLIGHTS (Continued)
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)

			Ratio of Net
			Investment Income	Portfolio
	Net Assets, End of	Ratio of Expenses to	to Average Net	Turnover
Total Return(b)	Period (in thousands)	Average Net Assets	Assets	Rate

6.08%(d)	$256,633	0.75%(e),(f)	0 .09%(e)	49 .0%(e)
19.61	251,943	0.76 (f)	0 .07	54 .0
52.71	221,953	0.78 (f)	0 .11	87 .8
(40.60)	157,138	0.77	(0.01)	58 .1
8.52	301,223	0.75	0 .14	56 .5
6.21	270,071	0.76	0 .60	52 .1

5.77 (d)	498,828	0.26 (e)	1 .65 (e)	6 .4 (e)
14.67	352,580	0.27	1 .83	21 .1
26.31	116,266	0.27	2 .05	15 .9
(37.10)	97,677	0.27	2 .02	13 .8
5.15	195,489	0.26	1 .73	12 .7
15.57	221,327	0.26	1 .68	12 .5

7.94 (d)	219,427	0.61 (e)	1 .09 (e)	124 .5 (e)
14.08	164,949	0.61	1 .38	214 .6
16.30	154,829	0.61	2 .21	144 .8
(35.16)	145,811	0.61	2 .18	133 .5
(0.10)	270,351	0.60	1 .70	107 .5
19.95	292,503	0.60	1 .73	85 .9

12.41 (d)	581,693	0.54 (e)	0 .47 (e)	27 .2 (e)
24.10	551,589	0.57	1 .37	20 .9
33.76	379,151	0.61	0 .79	25 .4
(33.92)	269,185	0.58	0 .50	19 .6
9.45	472,587	0.56	0 .49	28 .0
14.23	457,649	0.57	0 .68	40 .8

12.25 (d)	12,178	0.79 (e)	0 .22 (e)	27 .2 (e)
23.83	11,327	0.82	1 .05	20 .9
8.82 (d)	10,010	0.83 (e)	1 .43 (e)	25 .4 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2011
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from September 9, 2009 date operations commenced, through December 31, 2009

See accompanying notes.

223

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From from Net				from	Dividends Net Asset
	Beginning of	Income Gain (Loss) on Investment Investment				Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
MONEY MARKET ACCOUNT
Class 1 shares
2011(c)	$1.00	$–	$–	$–	$–	$–	$–	$1 .00
2010	1.00	–	–	–	–	–	–	1.00
2009	1.00	–	–	–	–	–	–	1.00
2008	1.00	0 .03	–	0 .03	( 0 .03)	–	( 0 .03)	1 .00
2007	1.00	0 .05	–	0 .05	( 0 .05)	–	( 0 .05)	1 .00
2006	1.00	0 .05	–	0 .05	( 0 .05)	–	( 0 .05)	1 .00
Class 2 shares
2011(c)	1.00	–	–	–	–	–	–	1.00
2010	1.00	–	–	–	–	–	–	1.00
2009	1.00	–	–	–	–	–	–	1.00
2008	1.00	0 .02	–	0 .02	( 0 .02)	–	( 0 .02)	1 .00
2007(h)	1.00	0 .04	–	0 .04	( 0 .04)	–	( 0 .04)	1 .00
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2011(c)	21.47	0 .10	1 .00	1 .10	–	(0.14)	( 0 .14)	22 .43
2010	19.23	0 .35	2 .59	2 .94	( 0 .32)	(0.38)	( 0 .70)	21 .47
2009	15.05	0 .17	4 .28	4 .45	( 0 .27)	–	( 0 .27)	19 .23
2008	25.13	0 .15	( 7 .79)	( 7 .64)	( 0 .24)	(2.20)	( 2 .44)	15 .05
2007	24.06	0 .20	1 .89	2 .09	( 0 .18)	(0.84)	( 1 .02)	25 .13
2006	22.04	0 .15	2 .45	2 .60	( 0 .12)	(0.46)	( 0 .58)	24 .06
Class 2 shares
2011(c)	21.40	0 .07	0 .99	1 .06	–	(0.14)	( 0 .14)	22 .32
2010	19.17	0 .31	2 .57	2 .88	( 0 .27)	(0.38)	( 0 .65)	21 .40
2009	14.94	0 .12	4 .27	4 .39	( 0 .16)	–	( 0 .16)	19 .17
2008	24.97	0 .10	( 7 .75)	( 7 .65)	( 0 .18)	(2.20)	( 2 .38)	14 .94
2007	23.91	0 .13	1 .89	2 .02	( 0 .12)	(0.84)	( 0 .96)	24 .97
2006	21.92	0 .10	2 .43	2 .53	( 0 .08)	(0.46)	( 0 .54)	23 .91
PRINCIPAL LIFETIME 2010 ACCOUNT
Class 1 shares
2011(c)	10.49	0 .05	0 .45	0 .50	( 0 .29)	–	( 0 .29)	10 .70
2010	9.63	0 .30	0 .99	1 .29	( 0 .43)	–	( 0 .43)	10 .49
2009	8.07	0 .47	1 .49	1 .96	( 0 .38)	(0.02)	( 0 .40)	9 .63
2008	12.94	0 .38	( 4 .02)	( 3 .64)	( 0 .47)	(0.76)	( 1 .23)	8 .07
2007	12.76	0 .67	( 0 .19)	0 .48	( 0 .16)	(0.14)	( 0 .30)	12 .94
2006	11.37	0 .25	1 .15	1 .40	( 0 .01)	–	( 0 .01)	12 .76

See accompanying notes.

224

		FINANCIAL HIGHLIGHTS (Continued)
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)

				Ratio of Net
			Ratio of Gross	Investment Income	Portfolio
	Net Assets, End of	Ratio of Expenses to	Expenses to Average	to Average Net	Turnover
Total Return(b)	Period (in thousands)	Average Net Assets	Net Assets	Assets	Rate

0.00%(d)	$301,568	0.28%(e)	0 .46%(e),(f)	0 .00%(e)	N/A
0.00	314,976	0.32	0 .45 (f)	0 .00	N/A
0.22	381,238	0.42	0 .45 (f)	0 .24	N/A
2.58	455,594	0.45 (g)	–	2 .47	N/A
4.94	272,347	0.47 (g)	–	4 .81	N/A
4.67	180,210	0.49	–	4 .59	N/A

0.00 (d)	1,968	0.28 (e)	0 .71 (e),(f)	0 .00 (e)	N/A
0.00	2,478	0.32	0 .70 (f)	0 .00	N/A
0.18	4,229	0.49	0 .70 (f)	0 .27	N/A
2.33	15,013	0.70 (g)	–	2 .13	N/A
4.59 (d)	4,646	0.72 (e),(g)	–	4.55 (e)	N/A

5.15 (d)	157,645	0.63 (e)	–	0 .87 (e)	10 .1% (e)
15.40	151,592	0.64	–	1 .78	13.7
29.82	94,039	0.64	–	1 .02	23.6
(33.37)	65,187	0.64 (g)	–	0 .76	14.6
8.73	128,486	0.63 (g)	–	0 .81	16.6
12.03	152,592	0.67	–	0 .66	18.0

4.98 (d)	6,330	0.88 (e)	–	0 .62 (e)	10 .1 (e)
15.11	6,822	0.89	–	1 .57	13.7
29.54	7,139	0.89	–	0 .76	23.6
(33.56)	6,970	0.89 (g)	–	0 .49	14.6
8.46	15,662	0.88 (g)	–	0 .55	16.6
11.75	16,954	0.92	–	0 .41	18.0

4.77 (d)	51,331	0.04 (e),(i)	–	0 .85 (e)	30 .3 (e)
13.93	48,831	0.04 (i)	–	3 .01	42.1
25.07	43,345	0.08 (i)	–	5 .53	29.3
(30.91)	32,113	0.15 (g),(i)	–	3 .58	26.0
3.74	44,891	0.13 (g),(i)	–	5 .13	67.0
12.30	26,936	0.16 (i)	0 .16 (i),(j)	2 .09	31.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2011
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Distributor.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from January 8, 2007 date operations commenced, through December 31, 2007
(i)	Does not include expenses of the investment companies in which the Account invests.
(j)	Excludes expense reimbursement from Manager.

See accompanying notes.

225

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of	Income Gain (Loss) on Investment Investment				Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
PRINCIPAL LIFETIME 2020 ACCOUNT
Class 1 shares
2011(c)	$11.02	$0.02	$0 .56	$0 .58	($0 .28)	$–	($0 .28)	$11.32
2010	9.97	0 .28	1 .16	1 .44	( 0 .39)	–	( 0 .39)	11 .02
2009	8.11	0 .43	1 .74	2 .17	( 0 .31)	–	( 0 .31)	9 .97
2008	13.86	0 .33	( 4 .58)	( 4 .25)	( 0 .51)	(0.99)	( 1 .50)	8 .11
2007	13.37	0 .71	( 0 .06)	0 .65	( 0 .07)	(0.09)	( 0 .16)	13 .86
2006	11.61	0 .15	1 .61	1 .76	–	–	–	13 .37
PRINCIPAL LIFETIME 2030 ACCOUNT
Class 1 shares
2011(c)	11.09	0 .01	0 .60	0 .61	( 0 .22)	–	( 0 .22)	11 .48
2010	9.85	0 .24	1 .24	1 .48	( 0 .24)	–	( 0 .24)	11 .09
2009	7.86	0 .35	1 .83	2 .18	( 0 .18)	(0.01)	( 0 .19)	9 .85
2008	13.99	0 .29	( 4 .85)	( 4 .56)	( 0 .50)	(1.07)	( 1 .57)	7 .86
2007	13.35	0 .71	0 .09	0 .80	( 0 .06)	(0.10)	( 0 .16)	13 .99
2006	11.63	0 .12	1 .60	1 .72	–	–	–	13 .35
PRINCIPAL LIFETIME 2040 ACCOUNT
Class 1 shares
2011(c)	11.31	0 .01	0 .62	0 .63	( 0 .18)	–	( 0 .18)	11 .76
2010	10.00	0 .21	1 .33	1 .54	( 0 .23)	–	( 0 .23)	11 .31
2009	7.94	0 .28	2 .02	2 .30	( 0 .24)	–	( 0 .24)	10 .00
2008	14.37	0 .26	( 5 .22)	( 4 .96)	( 0 .45)	(1.02)	( 1 .47)	7 .94
2007	13.60	0 .75	0 .14	0 .89	( 0 .05)	(0.07)	( 0 .12)	14 .37
2006	11.82	0 .11	1 .67	1 .78	–	–	–	13 .60
PRINCIPAL LIFETIME 2050 ACCOUNT
Class 1 shares
2011(c)	11.24	0 .01	0 .63	0 .64	( 0 .17)	–	( 0 .17)	11 .71
2010	9.89	0 .18	1 .39	1 .57	( 0 .22)	–	( 0 .22)	11 .24
2009	7.80	0 .25	2 .05	2 .30	( 0 .21)	–	( 0 .21)	9 .89
2008	14.48	0 .24	( 5 .30)	( 5 .06)	( 0 .48)	(1.14)	( 1 .62)	7 .80
2007	13.68	0 .73	0 .18	0 .91	( 0 .03)	(0.08)	( 0 .11)	14 .48
2006	11.85	0 .08	1 .75	1 .83	–	–	–	13 .68
PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Class 1 shares
2011(c)	10.22	0 .07	0 .35	0 .42	( 0 .33)	–	( 0 .33)	10 .31
2010	9.66	0 .35	0 .70	1 .05	( 0 .49)	–	( 0 .49)	10 .22
2009	8.64	0 .57	1 .00	1 .57	( 0 .47)	(0.08)	( 0 .55)	9 .66
2008	12.12	0 .52	( 3 .25)	( 2 .73)	( 0 .42)	(0.33)	( 0 .75)	8 .64
2007	12.15	0 .61	( 0 .36)	0 .25	( 0 .17)	(0.11)	( 0 .28)	12 .12
2006	11.05	0 .27	0 .86	1 .13	( 0 .02)	(0.01)	( 0 .03)	12 .15

See accompanying notes.

226

		FINANCIAL HIGHLIGHTS (Continued)
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)

				Ratio of Net
			Ratio of Gross	Investment Income	Portfolio
	Net Assets, End of	Ratio of Expenses to	Expenses to Average	to Average Net	Turnover
Total Return(b)	Period (in thousands)	Average Net Assets	Net Assets	Assets	Rate

5.25%(d)	$210,463	0.04%(e),(f)	– %	0 .35%(e)	7 .5%(e)
15.05	201,014	0.04 (f)	–	2 .73	37.6
27.49	177,887	0.08 (f)	–	4 .98	20.7
(34.16)	126,555	0.13 (f),(g)	–	3 .00	14.6
4.87	179,244	0.12 (f),(g)	–	5 .12	60.3
15.16	98,599	0.13 (f)	0 .14 (f),(h)	1 .23	13.2

5.50 (d)	88,714	0.04 (e),(f)	–	0 .22 (e)	11 .0 (e)
15.40	82,436	0.04 (f)	–	2 .33	36.2
28.22	64,909	0.07 (f)	–	4 .12	8.3
(36.42)	25,504	0.16 (f),(g)	–	2 .63	18.0
5.97	31,304	0.13 (f),(g)	–	5 .11	66.7
14.83	15,224	0.16 (f)	0 .21 (f),(h)	0 .95	37.8

5.62 (d)	24,314	0.05 (e),(f)	–	0 .18 (e)	13 .9 (e)
15.81	21,199	0.06 (f)	–	2 .06	41.6
29.55	15,935	0.08 (f),(g)	–	3 .31	18.6
(38.16)	11,368	0.13 (f),(g)	–	2 .28	22.6
6.54	16,244	0.13 (f),(g)	–	5 .27	72.7
15.13	7,256	0.13 (f)	0 .32 (f),(h)	0 .83	29.8

5.72 (d)	14,636	0.07 (e),(f)	–	0 .12 (e)	16 .0 (e)
16.21	13,127	0.08 (f)	–	1 .80	45.1
30.04	10,778	0.08 (f),(g)	–	2 .98	16.8
(39.05)	7,231	0.12 (f),(g)	–	2 .12	16.1
6.62	9,500	0.12 (f),(g)	–	5 .06	93.1
15.49	5,210	0.12 (f)	0 .44 (f),(h)	0 .63	36.4

4.13 (d)	29,082	0.05 (e),(f)	–	1 .41 (e)	20 .5 (e)
11.24	28,399	0.05 (f)	–	3 .51	40.5
18.95	23,877	0.08 (f),(g)	–	6 .39	36.6
(23.89)	17,064	0.14 (f),(g)	–	4 .93	26.8
2.12	21,210	0.13 (f),(g)	–	5 .03	54.4
10.26	12,655	0.14 (f)	0 .21 (f),(h)	2 .36	20.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2011
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Account invests.
(g)	Reflects Manager's contractual expense limit.
(h)	Excludes expense reimbursement from Manager.

See accompanying notes.

227

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From from Net				from	Dividends	Net Asset
	Beginning of	Income	Gain (Loss) on Investment Investment			Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2011(c)	$13.21	$–	$1 .49	$1 .49	$–	$–	$–	$14.70
2010	10.83	0 .26	2 .49	2 .75	( 0 .37)	–	( 0 .37)	13 .21
2009	8.75	0 .25	2 .19	2 .44	( 0 .36)	–	( 0 .36)	10 .83
2008	19.06	0 .25	( 4 .11)	( 3 .86)	( 0 .41)	(6.04)	( 6 .45)	8 .75
2007	26.09	0 .35	( 4 .45)	( 4 .10)	( 0 .20)	(2.73)	( 2 .93)	19 .06
2006	20.51	0 .23	6 .84	7 .07	( 0 .39)	(1.10)	( 1 .49)	26 .09
Class 2 shares
2011(c)	13.30	( 0 .02)	1 .51	1 .49	–	–	–	14 .79
2010	10.91	0 .23	2 .50	2 .73	( 0 .34)	–	( 0 .34)	13 .30
2009	8.76	0 .22	2 .22	2 .44	( 0 .29)	–	( 0 .29)	10 .91
2008	19.06	0 .20	( 4 .10)	( 3 .90)	( 0 .36)	(6.04)	( 6 .40)	8 .76
2007(h)	25.65	0 .27	( 4 .00)	( 3 .73)	( 0 .13)	(2.73)	( 2 .86)	19 .06
SAM BALANCED PORTFOLIO
Class 1 shares
2011(c)	15.02	0 .07	0 .66	0 .73	( 0 .42)	–	( 0 .42)	15 .33
2010	13.73	0 .42	1 .38	1 .80	( 0 .51)	–	( 0 .51)	15 .02
2009	11.95	0 .64	2 .05	2 .69	( 0 .52)	(0.39)	( 0 .91)	13 .73
2008	19.17	0 .62	( 4 .93)	( 4 .31)	( 0 .71)	(2.20)	( 2 .91)	11 .95
2007	18.09	0 .64	0 .92	1 .56	( 0 .48)	–	( 0 .48)	19 .17
2006	16.72	0 .41	1 .33	1 .74	( 0 .37)	–	( 0 .37)	18 .09
Class 2 shares
2011(c)	14.92	0 .05	0 .65	0 .70	( 0 .38)	–	( 0 .38)	15 .24
2010	13.64	0 .36	1 .40	1 .76	( 0 .48)	–	( 0 .48)	14 .92
2009	11.85	0 .56	2 .09	2 .65	( 0 .47)	(0.39)	( 0 .86)	13 .64
2008	19.04	0 .64	( 4 .97)	( 4 .33)	( 0 .66)	(2.20)	( 2 .86)	11 .85
2007	17.97	0 .58	0 .92	1 .50	( 0 .43)	–	( 0 .43)	19 .04
2006	16.61	0 .37	1 .32	1 .69	( 0 .33)	–	( 0 .33)	17 .97
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2011(c)	11.68	0 .06	0 .43	0 .49	( 0 .37)	(0.11)	( 0 .48)	11 .69
2010	10.94	0 .40	0 .84	1 .24	( 0 .50)	–	( 0 .50)	11 .68
2009	9.49	0 .65	1 .29	1 .94	( 0 .34)	(0.15)	( 0 .49)	10 .94
2008	13.07	0 .50	( 2 .77)	( 2 .27)	( 0 .47)	(0.84)	( 1 .31)	9 .49
2007	12.74	0 .52	0 .43	0 .95	( 0 .45)	(0.17)	( 0 .62)	13 .07
2006	12.07	0 .39	0 .64	1 .03	( 0 .33)	(0.03)	( 0 .36)	12 .74
Class 2 shares
2011(c)	11.60	0 .05	0 .43	0 .48	( 0 .35)	(0.11)	( 0 .46)	11 .62
2010	10.85	0 .35	0 .88	1 .23	( 0 .48)	–	( 0 .48)	11 .60
2009	9.41	0 .56	1 .33	1 .89	( 0 .30)	(0.15)	( 0 .45)	10 .85
2008	12.97	0 .57	( 2 .85)	( 2 .28)	( 0 .44)	(0.84)	( 1 .28)	9 .41
2007	12.64	0 .49	0 .43	0 .92	( 0 .42)	(0.17)	( 0 .59)	12 .97
2006	11.98	0 .36	0 .64	1 .00	( 0 .31)	(0.03)	( 0 .34)	12 .64

See accompanying notes.

228

		FINANCIAL HIGHLIGHTS (Continued)
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)

			Ratio of Net
	Net Assets, End of		Investment Income
	Period (in	Ratio of Expenses to	to Average Net	Portfolio
Total Return(b)	thousands)	Average Net Assets	Assets	Turnover Rate

11 .28%(d)	$151,653	0.89%(e)	(0 .06)%(e)	25 .7%(e)
25.70	140,922	0.89	2 .16	48 .0
28.92	160,251	0.90	2 .96	59 .9
(32.86)	127,836	0.89 (f)	1 .77	47 .2
(17.69)	204,752	0.86 (f)	1 .51	81 .3 (g)
36.61	255,955	0.87	1 .01	35 .8

11.20 (d)	314	1.14 (e)	(0 .34) (e)	25.7 (e)
25.29	442	1.14	1 .92	48 .0
28.69	484	1.15	2 .68	59 .9
(33.01)	568	1.14 (f)	1 .35	47 .2
(16.50) (d)	1,441	1.11 (e),(f)	1 .17 (e)	81 .3 (e),(g)

4.88 (d)	846,060	0.23 (e),(i)	0 .87 (e)	20.0 (e)
13.61	828,276	0.24 (i)	2 .97	36 .3
23.84	728,979	0.25 (i)	5 .19	3 .2
(26.18)	387,339	0 .25 (f),(i)	4 .04	39 .1
8.67	481,245	0 .23 (f),(i)	3 .40	42 .1
10.61	507,193	0.27 (i)	2 .39	11 .0

4.71 (d)	104,077	0.48 (e),(i)	0 .60 (e)	20.0 (e)
13.34	107,086	0.49 (i)	2 .59	36 .3
23.63	110,253	0.50 (i)	4 .62	3 .2
(26.42)	113,639	0 .50 (f),(i)	4 .09	39 .1
8.39	212,465	0 .48 (f),(i)	3 .13	42 .1
10.38	224,203	0.52 (i)	2 .14	11 .0

4.25 (d)	186,964	0.24 (e),(i)	1 .07 (e)	22.8 (e)
11.84	178,249	0.24 (i)	3 .56	34 .4
21.15	154,208	0.25 (i)	6 .53	9 .1
(19.21)	74,246	0 .26 (f),(i)	4 .51	46 .1
7.55	50,531	0 .24 (f),(i)	4 .05	45 .0
8.83	43,249	0.33 (i)	3 .22	11 .0

4.12 (d)	15,757	0.49 (e),(i)	0 .81 (e)	22.8 (e)
11.73	15,761	0.49 (i)	3 .18	34 .4
20.72	15,895	0.50 (i)	5 .77	9 .1
(19.41)	17,277	0 .51 (f),(i)	4 .95	46 .1
7.34	29,194	0 .49 (f),(i)	3 .85	45 .0
8.50	32,716	0.58 (i)	2 .97	11 .0

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2011
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT REIT Fund.
(h)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized loss of $.05 per share from January 3, 2007 through January 8, 2007.
(i)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

229

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of	Income Gain (Loss) on Investment Investment				Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2011(c)	$15.36	$0.04	$0 .78	$0 .82	($0 .31)	$–	($0 .31)	$15.87
2010	13.80	0 .31	1 .72	2 .03	( 0 .47)	–	( 0 .47)	15 .36
2009	12.34	0 .47	2 .43	2 .90	( 0 .68)	(0.76)	( 1 .44)	13 .80
2008	21.18	0 .57	( 6 .78)	( 6 .21)	( 0 .72)	(1.91)	( 2 .63)	12 .34
2007	19.70	0 .57	1 .26	1 .83	( 0 .35)	–	( 0 .35)	21 .18
2006	17.85	0 .28	1 .86	2 .14	( 0 .29)	–	( 0 .29)	19 .70
Class 2 shares
2011(c)	15.23	0 .02	0 .79	0 .81	( 0 .28)	–	( 0 .28)	15 .76
2010	13.69	0 .27	1 .71	1 .98	( 0 .44)	–	( 0 .44)	15 .23
2009	12.24	0 .43	2 .41	2 .84	( 0 .63)	(0.76)	( 1 .39)	13 .69
2008	21.03	0 .57	( 6 .78)	( 6 .21)	( 0 .67)	(1.91)	( 2 .58)	12 .24
2007	19.56	0 .51	1 .26	1 .77	( 0 .30)	–	( 0 .30)	21 .03
2006	17.73	0 .23	1 .86	2 .09	( 0 .26)	–	( 0 .26)	19 .56
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2011(c)	12.50	0 .09	0 .41	0 .50	( 0 .49)	(0.02)	( 0 .51)	12 .49
2010	11.95	0 .51	0 .69	1 .20	( 0 .65)	–	( 0 .65)	12 .50
2009	10.58	0 .82	1 .21	2 .03	( 0 .55)	(0.11)	( 0 .66)	11 .95
2008	14.36	0 .56	( 2 .25)	( 1 .69)	( 0 .90)	(1.19)	( 2 .09)	10 .58
2007	14.42	0 .67	0 .18	0 .85	( 0 .69)	(0.22)	( 0 .91)	14 .36
2006	14.08	0 .56	0 .36	0 .92	( 0 .57)	(0.01)	( 0 .58)	14 .42
Class 2 shares
2011(c)	12.42	0 .07	0 .42	0 .49	( 0 .46)	(0.02)	( 0 .48)	12 .43
2010	11.87	0 .45	0 .72	1 .17	( 0 .62)	–	( 0 .62)	12 .42
2009	10.49	0 .72	1 .27	1 .99	( 0 .50)	(0.11)	( 0 .61)	11 .87
2008	14.26	0 .66	( 2 .38)	( 1 .72)	( 0 .86)	(1.19)	( 2 .05)	10 .49
2007	14.32	0 .63	0 .19	0 .82	( 0 .66)	(0.22)	( 0 .88)	14 .26
2006	13.98	0 .53	0 .36	0 .89	( 0 .54)	(0.01)	( 0 .55)	14 .32
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2011(c)	16.82	0 .03	0 .94	0 .97	( 0 .26)	–	( 0 .26)	17 .53
2010	14.83	0 .28	2 .09	2 .37	( 0 .38)	–	( 0 .38)	16 .82
2009	12.28	0 .42	2 .82	3 .24	( 0 .50)	(0.19)	( 0 .69)	14 .83
2008	23.91	0 .44	( 7 .99)	( 7 .55)	( 0 .76)	(3.32)	( 4 .08)	12 .28
2007	22.07	0 .55	1 .57	2 .12	( 0 .28)	–	( 0 .28)	23 .91
2006	19.74	0 .23	2 .32	2 .55	( 0 .22)	–	( 0 .22)	22 .07
Class 2 shares
2011(c)	16.71	0 .01	0 .93	0 .94	( 0 .22)	–	( 0 .22)	17 .43
2010	14.73	0 .23	2 .10	2 .33	( 0 .35)	–	( 0 .35)	16 .71
2009	12.20	0 .37	2 .80	3 .17	( 0 .45)	(0.19)	( 0 .64)	14 .73
2008	23.77	0 .50	( 8 .04)	( 7 .54)	( 0 .71)	(3.32)	( 4 .03)	12 .20
2007	21.95	0 .47	1 .57	2 .04	( 0 .22)	–	( 0 .22)	23 .77
2006	19.64	0 .17	2 .32	2 .49	( 0 .18)	–	( 0 .18)	21 .95

See accompanying notes.

230

		FINANCIAL HIGHLIGHTS (Continued)
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)

			Ratio of Net
			Investment Income	Portfolio
	Net Assets, End of	Ratio of Expenses to	to Average Net	Turnover
Total Return(b)	Period (in thousands)	Average Net Assets	Assets	Rate

5.39%(d)	$145,621	0.23%(e),(f)	0 .56%(e)	34 .7%(e)
15.22	140,207	0.24 (f)	2 .21	42 .2
25.70	128,572	0.25 (f)	3 .82	12 .0
(33.11)	103,553	0.25 (f),(g)	3 .34	24 .4
9.29	251,682	0.23 (f),(g)	2 .74	46 .8
12.20	284,083	0.28 (f)	1 .50	8 .0

5.32 (d)	85,525	0.48 (e),(f)	0 .31 (e)	34 .7 (e)
14.92	84,941	0.49 (f)	1 .92	42 .2
25.35	81,513	0.50 (f)	3 .55	12 .0
(33.30)	70,419	0.50 (f),(g)	3 .38	24 .4
9.04	129,346	0.48 (f),(g)	2 .47	46 .8
11.95	124,555	0.53 (f)	1 .25	8 .0

3.97 (d)	193,964	0.24 (e),(f)	1 .39 (e)	26 .1 (e)
10.51	183,764	0.24 (f)	4 .22	31 .5
19.95	156,696	0.25 (f)	7 .39	20 .1
(13.76)	98,000	0.25 (f),(g)	4 .50	53 .9
6.09	113,970	0.24 (f),(g)	4 .66	28 .4
6.84	126,456	0.29 (f)	3 .99	6 .0

3.88 (d)	19,909	0.49 (e),(f)	1 .12 (e)	26 .1 (e)
10.26	20,147	0.49 (f)	3 .70	31 .5
19.63	22,043	0.50 (f)	6 .58	20 .1
(14.02)	26,751	0.50 (f),(g)	5 .27	53 .9
5.86	53,025	0.49 (f),(g)	4 .39	28 .4
6.61	63,097	0.54 (f)	3 .74	6 .0

5.77 (d)	90,277	0.24 (e),(f)	0 .34 (e)	32 .2 (e)
16.40	81,821	0.24 (f)	1 .82	51 .7
27.45	66,315	0.25 (f)	3 .25	8 .1
(37.42)	44,945	0.25 (f),(g)	2 .36	31 .8
9.61	150,975	0.24 (f),(g)	2 .34	45 .7
13.06	146,789	0.29 (f)	1 .10	7 .0

5.64 (d)	72,916	0.49 (e),(f)	0 .08 (e)	32 .2 (e)
16.18	69,749	0.49 (f)	1 .53	51 .7
27.04	61,006	0.50 (f)	2 .92	8 .1
(37.56)	48,224	0.50 (f),(g)	2 .81	31 .8
9.34	80,715	0.49 (f),(g)	2 .04	45 .7
12.77	69,965	0.54 (f)	0 .85	7 .0

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2011
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

231

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From from Net				from	Dividends Net Asset
	Beginning of	Income	Gain (Loss) on Investment Investment			Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2011(c)	$2.51	$0 .03	$–	$0 .03	$–	$–	$–	$2 .54
2010	2.46	0 .06	0 .04	0 .10	( 0 .05)	–	( 0 .05)	2 .51
2009	2.41	0 .09	0 .14	0 .23	( 0 .18)	–	( 0 .18)	2 .46
2008	2.50	0 .10	( 0 .11)	( 0 .01)	( 0 .08)	–	( 0 .08)	2 .41
2007	2.52	0 .11	–	0 .11	( 0 .13)	–	( 0 .13)	2 .50
2006	2.52	0 .11	–	0 .11	( 0 .11)	–	( 0 .11)	2 .52
Class 2 shares
2011(c)	2.51	0 .03	–	0.03	–	–	–	2.54
2010	2.45	0 .06	0 .05	0 .11	( 0 .05)	–	( 0 .05)	2 .51
2009	2.39	0 .08	0 .15	0 .23	( 0 .17)	–	( 0 .17)	2 .45
2008	2.49	0 .09	( 0 .12)	( 0 .03)	( 0 .07)	–	( 0 .07)	2 .39
2007	2.51	0 .11	( 0 .01)	0 .10	( 0 .12)	–	( 0 .12)	2 .49
2006	2.51	0 .10	–	0 .10	( 0 .10)	–	( 0 .10)	2 .51
SMALLCAP BLEND ACCOUNT
Class 1 shares
2011(c)	8.31	( 0 .01)	0 .64	0 .63	( 0 .03)	–	( 0 .03)	8 .91
2010	6.72	0 .03	1 .59	1 .62	( 0 .03)	–	( 0 .03)	8 .31
2009	5.54	0 .04	1 .18	1 .22	( 0 .04)	–	( 0 .04)	6 .72
2008	9.82	0 .03	( 3 .28)	( 3 .25)	( 0 .04)	(0.99)	( 1 .03)	5 .54
2007	10.78	0 .04	0 .24	0 .28	( 0 .03)	(1.21)	( 1 .24)	9 .82
2006	10.22	0 .03	1 .23	1 .26	( 0 .02)	(0.68)	( 0 .70)	10 .78
SMALLCAP GROWTH ACCOUNT II
Class 1 shares
2011(c)	11.17	( 0 .05)	1 .09	1 .04	–	–	–	12 .21
2010	8.80	( 0 .05)	2 .42	2 .37	–	–	–	11 .17
2009	6.68	( 0 .05)	2 .17	2 .12	–	–	–	8.80
2008	11.35	( 0 .06)	( 4 .61)	( 4 .67)	–	–	–	6.68
2007	10.81	( 0 .07)	0 .61	0 .54	–	–	–	11 .35
2006	9.92	( 0 .06)	0 .95	0 .89	–	–	–	10 .81
Class 2 shares
2011(c)	11.06	( 0 .06)	1 .07	1 .01	–	–	–	12 .07
2010	8.73	( 0 .08)	2 .41	2 .33	–	–	–	11 .06
2009	6.65	( 0 .07)	2 .15	2 .08	–	–	–	8.73
2008	11.32	( 0 .08)	( 4 .59)	( 4 .67)	–	–	–	6.65
2007(i)	10.72	( 0 .10)	0 .70	0 .60	–	–	–	11 .32

See accompanying notes.

232

		FINANCIAL HIGHLIGHTS (Continued)
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)

			Ratio of Net
			Investment Income
	Net Assets, End of	Ratio of Expenses to	to Average Net	Portfolio
Total Return(b)	Period (in thousands)	Average Net Assets	Assets	Turnover Rate

1.37%(d)	$228,589	0.49%(e),(f)	2 .44%(e)	53 .9%(e)
4.20	224,344	0.50 (f)	2 .49	85 .4 (g)
9.94	74,934	0.51	3 .55	24.6
(0.57)	37,975	0.52 (f)	4 .05	40.1
4.50	76,165	0.50 (f)	4 .56	46.8
4.59	42,466	0.61	4 .30	13.0

1.35 (d)	1,668	0.74 (e),(f)	2 .19 (e)	53.9 (e)
4.37	1,901	0.75 (f)	2 .45	85 .4 (g)
9.81	1,887	0.76	3 .36	24.6
(1.23)	1,662	0.77 (f)	3 .81	40.1
4.24	2,386	0.75 (f)	4 .33	46.8
4.24	3,221	0.86	4 .05	13.0

7.58 (d)	55,552	0.88 (e)	(0 .23) (e)	52.7 (e)
24.26	57,287	0.88	0 .38	69.0
22.18	52,533	0.88	0 .63	87.5
(36.73)	48,620	0.88	0 .41	65.3
1.65	92,456	0.86	0 .34	53.9
12.70	103,131	0.87	0 .32	132.3

9.31 (d)	59,548	1.03 (e),(f)	(0 .79) (e)	89.3 (e)
26.93	56,856	1.03 (f)	(0 .59)	82.2
31.74	77,315	1.02 (f)	(0 .68)	134.6
(41.15)	59,137	1.05 (f)	(0 .65)	83.8
5.00	103,626	1.01 (f)	(0 .59)	86 .5 (h)
8.97	73,327	1.02	(0 .62)	77.6

9.13 (d)	3,122	1.28 (e),(f)	(1 .04) (e)	89.3 (e)
26.69	3,015	1.28 (f)	(0 .82)	82.2
31.28	2,529	1.27 (f)	(0 .93)	134.6
(41.25)	2,102	1.30 (f)	(0 .90)	83.8
5.60 (d)	3,968	1.26 (e),(f)	(0 .84) (e)	86 .5 (e),(h)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2011
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Short-Term Bond Account.
(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT SmallCap Growth Fund.
(i)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized gain of $.07 per share from January 3, 2007 through January 8, 2007.

See accompanying notes.

233

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of	Income Gain (Loss) on Investment Investment				Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
SMALLCAP VALUE ACCOUNT I
Class 1 shares
2011(c)	$13.52	$0.03	$0 .77	$0 .80	($0 .01)	$–	($0 .01)	$14.31
2010	10.81	0 .08	2 .73	2 .81	( 0 .10)	–	( 0 .10)	13 .52
2009	9.51	0 .09	1 .42	1 .51	( 0 .21)	–	( 0 .21)	10 .81
2008	15.69	0 .14	( 4 .60)	( 4 .46)	( 0 .13)	(1.59)	( 1 .72)	9 .51
2007	18.66	0 .13	( 1 .68)	( 1 .55)	( 0 .07)	(1.35)	( 1 .42)	15 .69
2006	17.61	0 .09	2 .98	3 .07	( 0 .06)	(1.96)	( 2 .02)	18 .66
Class 2 shares
2011(c)	13.52	0 .01	0 .76	0 .77	–	–	–	14 .29
2010	10.82	0 .06	2 .73	2 .79	( 0 .09)	–	( 0 .09)	13 .52
2009	9.51	0 .07	1 .42	1 .49	( 0 .18)	–	( 0 .18)	10 .82
2008	15.68	0 .10	( 4 .57)	( 4 .47)	( 0 .11)	(1.59)	( 1 .70)	9 .51
2007(h)	18.41	0 .08	( 1 .43)	( 1 .35)	( 0 .03)	(1.35)	( 1 .38)	15 .68

234

		FINANCIAL HIGHLIGHTS (Continued)
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)

			Ratio of Net
			Investment Income
	Net Assets, End of	Ratio of Expenses to	to Average Net	Portfolio
Total Return(b)	Period (in thousands)	Average Net Assets	Assets	Turnover Rate

5.89%(d)	$113,359	0.99%(e),(f)	0 .44%(e)	68 .6%(e)
26.06	114,144	0.99 (f)	0 .70	63.8
16.20	133,755	1.00 (f)	0 .99	75.9
(31.82)	116,467	1.01 (f)	1 .07	56.1
(9.52)	178,698	1.01 (f)	0 .71	55 .0 (g)
18.64	171,973	1.11	0 .49	49.0

5.73 (d)	142	1.24 (e),(f)	0 .17 (e)	68.6 (e)
25.81	169	1.24 (f)	0 .52	63.8
15.88	104	1.25 (f)	0 .74	75.9
(31.89)	101	1.26 (f)	0 .78	56.1
(8 .51) (d)	237	1.26 (e),(f)	0 .48 (e)	55 .0 (e),(g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2011
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT SmallCap Value Fund.
(h)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized gain of $.09 per share from January 3, 2007 through January 8, 2007.

See accompanying notes.

235

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Diversified Balanced Account, Diversified Growth Account, Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime Strategic Income Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each accounts’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2011	Annualized
	January 1, 2011	June 30, 2011	to June 30, 2011(a)	Expense Ratio
Asset Allocation Account Class 1
Actual	$1,000.00	$1,043.28	$4.61	0.91%
Hypothetical	1,000.00	1,020.28	4.56	0.91

Balanced Account Class 1
Actual	1,000.00	1,062.31	3.37	0.66
Hypothetical	1,000.00	1,021.52	3.31	0.66

Bond & Mortgage Securities Account Class 1
Actual	1,000.00	1,038.67	2.27	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45

Diversified Balanced Account Class 2
Actual	1,000.00	1,040.71	1.52	0.30
Hypothetical	1,000.00	1,023.31	1.51	0.30

Diversified Growth Account Class 2
Actual	1,000.00	1,046.97	1.52	0.30
Hypothetical	1,000.00	1,023.31	1.51	0.30

Diversified International Account Class 1
Actual	1,000.00	1,044.70	4.46	0.88
Hypothetical	1,000.00	1,020.43	4.41	0.88

Diversified International Account Class 2
Actual	1,000.00	1,043.44	5.73	1.13
Hypothetical	1,000.00	1,019.19	5.66	1.13

236

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2011 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2011	Annualized
	January 1, 2011	June 30, 2011	to June 30, 2011(a)	Expense Ratio

Equity Income Account Class 1
Actual	$1,000.00	$1,065.91	$2.46	0.48%
Hypothetical	1,000.00	1,022.41	2.41	0.48

Equity Income Account Class 2
Actual	1,000.00	1,064.67	3.74	0.73
Hypothetical	1,000.00	1,021.17	3.66	0.73

Government & High Quality Bond Account Class 1
Actual	1,000.00	1,024.27	2.51	0.50
Hypothetical	1,000.00	1,022.32	2.51	0.50

Government & High Quality Bond Account Class 2
Actual	1,000.00	1,023.07	3.76	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75

Income Account Class 1
Actual	1,000.00	1,035.70	2.52	0.50
Hypothetical	1,000.00	1,022.32	2.51	0.50

Income Account Class 2
Actual	1,000.00	1,034.66	3.78	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75

International Emerging Markets Account Class 1
Actual	1,000.00	1,008.47	6.87	1.38
Hypothetical	1,000.00	1,017.95	6.90	1.38

LargeCap Blend Account II Class 1
Actual	1,000.00	1,048.41	3.86	0.76
Hypothetical	1,000.00	1,021.03	3.81	0.76

LargeCap Blend Account II Class 2
Actual	1,000.00	1,047.92	5.13	1.01
Hypothetical	1,000.00	1,019.79	5.06	1.01

LargeCap Growth Account Class 1
Actual	1,000.00	1,041.01	3.49	0.69
Hypothetical	1,000.00	1,021.37	3.46	0.69

LargeCap Growth Account Class 2
Actual	1,000.00	1,039.71	4.75	0.94
Hypothetical	1,000.00	1,020.13	4.71	0.94

LargeCap Growth Account I Class 1
Actual	1,000.00	1,060.83	3.83	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75

LargeCap S&P 500 Index Account Class 1
Actual	1,000.00	1,057.74	1.33	0.26
Hypothetical	1,000.00	1,023.51	1.30	0.26

LargeCap Value Account Class 1
Actual	1,000.00	1,079.43	3.15	0.61
Hypothetical	1,000.00	1,021.77	3.06	0.61

MidCap Blend Account Class 1
Actual	1,000.00	1,124.05	2.84	0.54
Hypothetical	1,000.00	1,022.12	2.71	0.54

MidCap Blend Account Class 2
Actual	1,000.00	1,122.50	4.16	0.79
Hypothetical	1,000.00	1,020.88	3.96	0.79

Money Market Account Class 1
Actual	1,000.00	1,000.00	1.39	0.28
Hypothetical	1,000.00	1,023.41	1.40	0.28

Money Market Account Class 2
Actual	1,000.00	1,000.00	1.39	0.28
Hypothetical	1,000.00	1,023.41	1.40	0.28

237

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2011 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2011	Annualized
	January 1, 2011	June 30, 2011	to June 30, 2011(a)	Expense Ratio

Principal Capital Appreciation Account Class 1
Actual	$1,000.00	$1,051.47	$3.20	0.63%
Hypothetical	1,000.00	1,021.67	3.16	0.63

Principal Capital Appreciation Account Class 2
Actual	1,000.00	1,049.77	4.47	0.88
Hypothetical	1,000.00	1,020.43	4.41	0.88

Principal LifeTime 2010 Account Class 1
Actual	1,000.00	1,047.74	0.20	0.04
Hypothetical	1,000.00	1,024.60	0.20	0.04

Principal LifeTime 2020 Account Class 1
Actual	1,000.00	1,052.49	0.20	0.04
Hypothetical	1,000.00	1,024.60	0.20	0.04

Principal LifeTime 2030 Account Class 1
Actual	1,000.00	1,055.01	0.20	0.04
Hypothetical	1,000.00	1,024.60	0.20	0.04

Principal LifeTime 2040 Account Class 1
Actual	1,000.00	1,056.18	0.25	0.05
Hypothetical	1,000.00	1,024.55	0.25	0.05

Principal LifeTime 2050 Account Class 1
Actual	1,000.00	1,057.17	0.36	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07

Principal LifeTime Strategic Income Account Class 1
Actual	1,000.00	1,041.27	0.25	0.05
Hypothetical	1,000.00	1,024.55	0.25	0.05

Real Estate Securities Account Class 1
Actual	1,000.00	1,112.79	4.66	0.89
Hypothetical	1,000.00	1,020.38	4.46	0.89

Real Estate Securities Account Class 2
Actual	1,000.00	1,112.03	5.97	1.14
Hypothetical	1,000.00	1,019.14	5.71	1.14

SAM Balanced Portfolio Class 1
Actual	1,000.00	1,048.85	1.17	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

SAM Balanced Portfolio Class 2
Actual	1,000.00	1,047.15	2.44	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

SAM Conservative Balanced Portfolio Class 1
Actual	1,000.00	1,042.53	1.22	0.24
Hypothetical	1,000.00	1,023.60	1.20	0.24

SAM Conservative Balanced Portfolio Class 2
Actual	1,000.00	1,041.17	2.48	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49

SAM Conservative Growth Portfolio Class 1
Actual	1,000.00	1,053.91	1.17	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

SAM Conservative Growth Portfolio Class 2
Actual	1,000.00	1,053.21	2.44	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

SAM Flexible Income Portfolio Class 1
Actual	1,000.00	1,039.69	1.21	0.24
Hypothetical	1,000.00	1,023.60	1.20	0.24

SAM Flexible Income Portfolio Class 2
Actual	1,000.00	1,038.84	2.48	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49

238

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2011 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2011	Annualized
	January 1, 2011	June 30, 2011	to June 30, 2011(a)	Expense Ratio

SAM Strategic Growth Portfolio Class 1
Actual	$1,000.00	$1,057.65	$1.22	0.24%
Hypothetical	1,000.00	1,023.60	1.20	0.24

SAM Strategic Growth Portfolio Class 2
Actual	1,000.00	1,056.35	2.50	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49

Short-Term Income Account Class 1
Actual	1,000.00	1,013.66	2.45	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49

Short-Term Income Account Class 2
Actual	1,000.00	1,013.51	3.69	0.74
Hypothetical	1,000.00	1,021.12	3.71	0.74

SmallCap Blend Account Class 1
Actual	1,000.00	1,075.82	4.53	0.88
Hypothetical	1,000.00	1,020.43	4.41	0.88

SmallCap Growth Account II Class 1
Actual	1,000.00	1,093.11	5.35	1.03
Hypothetical	1,000.00	1,019.69	5.16	1.03

SmallCap Growth Account II Class 2
Actual	1,000.00	1,091.32	6.64	1.28
Hypothetical	1,000.00	1,018.45	6.41	1.28

SmallCap Value Account I Class 1
Actual	1,000.00	1,058.87	5.05	0.99
Hypothetical	1,000.00	1,019.89	4.96	0.99

SmallCap Value Account I Class 2
Actual	1,000.00	1,057.30	6.33	1.24
Hypothetical	1,000.00	1,018.65	6.21	1.24

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

239

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Elizabeth Ballantine	Principal, EBA Associates	98	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Kristianne Blake	President, Kristianne Gates Blake,	98	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	Consultant, C.P. Damos Consulting,	98	None
Director since 2008	LLC. Formerly, CEO, The Weitz
Member, Operations Committee	Company
1954

Richard W. Gilbert	President, Gilbert Communications,	98	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	98	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Audit Committee
1960

Fritz S. Hirsch	CEO, MAM USA	98	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Audit Committee
1951

William C. Kimball	Partner, Kimball – Porter Investments	98	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Barbara A. Lukavsky	President and CEO, Barbican	98	None
Director since 1987	Enterprises, Inc.
Member, Nominating and Governance
Committee
1940

Daniel Pavelich	Retired.	98	Catalytic Inc.; Vaagen
Director since 2007			Bros. Lumber, Inc.
Member, Audit Committee
1944

240

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Director, Principal Management Corporation (the	98	None
Director, Chairman	“Manager”), Principal Shareholder Services (“PSS”) since
Member, Executive Committee	2007, Columbus Circle Investors, and Spectrum; Chairman,
1952	Principal Funds Distributor, Inc. (“PFD”) since 2007;
Acting Chairman, Princor since 2008; Senior Vice
President, Principal Life Insurance Company (“PLIC”);
Director, Currency Management Group, London affiliate
since 2008.

Nora M. Everett	President and Director, the Manager since 2008; Director,	98	None
Director, President and CEO	PFD since 2008, Princor since 2008, PSS since 2008, Edge
Member, Executive Committee	since 2008, and Principal International Holding Company,
1959	LLC since 2006; CEO, Princor since 2009; Senior Vice
President/Retirement & Investor Services, PLIC since
2008; Director, Principal Asset Management Co. (Asia)
Limited since 2008; Chairman, Principal Financial
Advisors, Inc. since 2010; Director, Principal International since 2006.

William G. Papesh	Retired December 2007. Prior thereto, President and CEO	98	None
Director	of WM Group of Funds; President and Director of Edge
Member, Operations Committee	Asset Management, Inc.
1943

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Michael J. Beer	Executive Vice President and Chief Operating Officer, the Manager; Executive
Executive Vice President	Vice President, PFD; President, Princor, PSS since 2007; Director, the Manager
711 High Street, Des Moines, IA 50392	since 2008, Princor, and PSS since 2007. Vice President – Mutual Funds and
1961	Broker Dealer, PLIC.

Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”) and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, the Manager, PFD, Princor, and PSS since 2007; Vice
Chief Compliance Officer	President/Compliance, PLIC.
711 High Street, Des Moines, IA 50392
1960

241

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Jill R. Brown	President, PFD since 2010; Chief Financial Officer, PFD, 2010. Senior Vice
Senior Vice President	President and Chief Financial Officer, the Manager, Princor, and PSS since 2007;
1100 Investment Blvd, ste 200	Director, PFD since 2007.
El Dorado Hills, CA 95762
1967

Teresa M. Button	Treasurer, PMC, Princor, PSS, and Spectrum since 2011.
Treasurer	Vice President and Treasurer, PFD, PGI, Principal Real Estate Investors, LLC
711 High Street, Des Moines, IA 50392	and Edge since 2011. Vice President and Treasurer, PLIC.
1963

Cary Fuchs	Chief Operating Officer, PFD since 2010; President, PFD 2007-2010; Senior
Senior Vice President of Distribution	Vice President/Mutual Fund Operations, PSS since 2009; Vice President/Mutual
1100 Investment Blvd, ste 200	Fund Operations, PSS 2007-2009; Director – Transfer Agent & Administrative
El Dorado Hills, CA 95762	Services, PLIC. Prior thereto, FVO, WMSS.
1957

Steve Gallaher	Assistant General Counsel, PMC since 2007, PFD since 2007, Princor since
Assistant Counsel	2007, PSS since 2007, and PLIC; Prior thereto, Second Vice President and
711 High Street, Des Moines, IA 50392	Counsel.
1955

Ernie H. Gillum	Vice President and Chief Compliance Officer, the Manager; Vice President,
Vice President, Assistant Secretary	Princor, and PSS since 2007.
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, the Manager since 2008; Princor since 2008, and PGI
Assistant Counsel	since 2008 and PLIC.
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, PGI and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, the Manager since 2009, PFD since 2009, Princor since 2009, PSS since
Assistant Counsel	2009, and PLIC. Prior thereto, Judicial Law Clerk, Iowa Supreme Court.
711 High Street, Des Moines, IA 50392
1973

Layne A. Rasmussen	Vice President and Controller – Principal Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Senior Vice President and Counsel, the Manager, Princor, PFD since 2007, and
Counsel	PSS since 2007; Vice President and Associate General Counsel, PLIC.
711 High Street, Des Moines, IA 50392
1951

Adam U. Shaikh	Counsel, the Manager since 2007, PFD, Princor since 2007, PSS since 2007, and
Assistant Counsel	PLIC; Prior thereto, practicing attorney.
711 High Street, Des Moines, IA 50392
1972

242

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Dan Westholm	Director – Treasury, the Manger, Princor 2008-2009, and PSS since 2007;
Assistant Treasurer	Director – Corporate Treasurer, PLIC.
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Vice President, the Manager since 2007 and Princor 2007-2009. Prior thereto,
Vice President and Secretary	Segment Business Manager, Pella Corporation.
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated May 1, 2011 and the Statement of Additional Information dated May 1, 2011. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, at the Principal Funds website at www.principal.com, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

243

SHAREHOLDER MEETING RESULTS

Special Meeting of Shareholders

Principal Variable Contracts Funds, Inc. – LargeCap Value Account III

Held February 28, 2011

1.	Approval of a Plan of Reorganization providing for the reorganization of the LargeCap Value Account III into the Equity Income Account:

In Favor	Opposed	Abstain
23,475,168.583	650,159.413	1,603,953.172

====================================

244

This report must be preceded or accompanied by a current prospectus for the Principal Variable Contracts Funds, Inc.

WE’LL GIVE YOU AN EDGE® principalfunds.com

Principal Variable Contracts Funds, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group®. Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, Principal Funds, Inc., and Principal Variable Contracts Funds, Inc. are collectively referred to as Principal Funds.

MM1291-16 | ©2011 Principal Financial Services, Inc. | 08/2011 | #t11072601nk

Principal Variable Contracts Funds, Inc.

Semiannual Report June 30, 2011

Table of Contents

Financial Statements	1
Notes to Financial Statements	22
Schedules of Investments	41
Financial Highlights	110
Shareholder Expense Example	122
Supplemental Information	125

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2011 (unaudited)

	Diversified		Government &
	International	Equity	High Quality
Amounts in thousands, except per share amounts	Account	Income Account	Bond Account
Investment in securities--at cost	$ 450,096	$ 586,564	$ 473,442
Foreign currency--at cost	$ 544	$ –	$ –
Assets
Investment in securities--at value	$ 530,350	$ 693,210	$ 485,022
Foreign currency--at value	546	–	–
Cash	482	54	–
Cash in joint trading account	1,057	881	954
Receivables:
Dividends and interest	1,779	2,775	2,033
Fund shares sold	133	120	47
Investment securities sold	6,448	52	4,011
Total Assets	540,795	697,092	492,067
Liabilities
Accrued management and investment advisory fees	353	269	197
Accrued distribution fees	–	6	–
Accrued directors' expenses	3	2	2
Accrued other expenses	170	63	1
Cash overdraft	–	–	144
Payables:
Fund shares redeemed	223	928	487
Investment securities purchased	6,383	–	11,997
Total Liabilities	7,132	1,268	12,828
Net Assets Applicable to Outstanding Shares	$ 533,663	$ 695,824	$ 479,239

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 614,279	$ 705,415	$ 489,147
Accumulated undistributed (overdistributed) net investment income (loss)	5,551	9,871	8,261
Accumulated undistributed (overdistributed) net realized gain (loss)	(166,424)	(126,108)	(29,749)
Net unrealized appreciation (depreciation) of investments	80,254	106,646	11,580
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency .	3	–	–
Total Net Assets	$ 533,663	$ 695,824	$ 479,239
Capital Stock (par value: $.01 a share):
Shares authorized	300,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 531,354	$ 667,319	$ 478,004
Shares issued and outstanding	40,638	42,504	45,473
Net Asset Value per share	$ 13.08	$ 15.70	$ 10.51
Class 2: Net Assets	$ 2,309	$ 28,505	$ 1,235
Shares issued and outstanding	175	1,825	117
Net Asset Value per share	$ 13.16	$ 15.62	$ 10.53

See accompanying notes.

1

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2011 (unaudited)

		LargeCap	LargeCap
Amounts in thousands, except per share amounts	Income Account	Blend Account II	Growth Account
Investment in securities--at cost	$ 220,636	$ 150,271	$ 159,313
Foreign currency--at cost	$ 23	$ –	$ –
Assets
Investment in securities--at value	$ 235,851	$ 176,510	$ 209,728
Foreign currency--at value	24	–	–
Cash	–	985	350
Cash in joint trading account	1,601	435	25
Receivables:
Dividends and interest	2,828	206	166
Expense reimbursement from Manager	–	2	–
Fund shares sold	1	1,214	8
Investment securities sold	–	306	–
Variation margin on futures contracts	–	35	–
Total Assets	240,305	179,693	210,277
Liabilities
Accrued management and investment advisory fees	98	108	112
Accrued distribution fees	1	–	1
Accrued directors' expenses	1	2	1
Accrued other expenses	3	15	3
Cash overdraft	9	–	–
Payables:
Fund shares redeemed	68	27	305
Investment securities purchased	2,460	368	–
Total Liabilities	2,640	520	422
Net Assets Applicable to Outstanding Shares	$ 237,665	$ 179,173	$ 209,855

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 222,894	$ 202,577	$ 220,894
Accumulated undistributed (overdistributed) net investment income (loss)	5,167	1,025	247
Accumulated undistributed (overdistributed) net realized gain (loss)	(5,612)	(50,777)	(61,701)
Net unrealized appreciation (depreciation) of investments	15,215	26,348	50,415
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency .	1	–	–
Total Net Assets	$ 237,665	$ 179,173	$ 209,855
Capital Stock (par value: $.01 a share):
Shares authorized	200,000	300,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 233,027	$ 178,333	$ 209,142
Shares issued and outstanding	22,322	24,788	13,284
Net Asset Value per share	$ 10.44	$ 7.19	$ 15.74
Class 2: Net Assets	$ 4,638	$ 840	$ 713
Shares issued and outstanding	446	116	46
Net Asset Value per share	$ 10.40	$ 7.24	$ 15.71

See accompanying notes.

2

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2011 (unaudited)

			Principal Capital
	MidCap	Money	Appreciation
Amounts in thousands, except per share amounts	Blend Account	Market Account	Account
Investment in securities--at cost	$ 472,964	$ 303,796	$ 115,088
Foreign currency--at cost	$ 7	$ –	$ –
Assets
Investment in securities--at value	$ 595,720	$ 303,796	$ 163,345
Foreign currency--at value	7	–	–
Cash	10	182	10
Cash in joint trading account	307	–	530
Receivables:
Dividends and interest	394	12	164
Expense reimbursement from Manager	–	53	–
Fund shares sold	107	293	43
Investment securities sold	1,369	–	148
Total Assets	597,914	304,336	164,240
Liabilities
Accrued management and investment advisory fees	257	112	82
Accrued distribution fees	2	1	1
Accrued directors' expenses	4	2	1
Accrued other expenses	26	9	8
Payables:
Fund shares redeemed	1,358	176	78
Investment securities purchased	2,396	500	95
Total Liabilities	4,043	800	265
Net Assets Applicable to Outstanding Shares	$ 593,871	$ 303,536	$ 163,975

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 484,287	$ 303,547	$ 114,369
Accumulated undistributed (overdistributed) net investment income (loss)	(2,506)	–	757
Accumulated undistributed (overdistributed) net realized gain (loss)	(10,666)	(11)	592
Net unrealized appreciation (depreciation) of investments	122,756	–	48,257
Total Net Assets	$ 593,871	$ 303,536	$ 163,975
Capital Stock (par value: $.01 a share):
Shares authorized	105,000	1,500,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 581,693	$ 301,568	$ 157,645
Shares issued and outstanding	13,834	301,579	7,029
Net Asset Value per share	$ 42.05	$ 1.00	$ 22.43
Class 2: Net Assets	$ 12,178	$ 1,968	$ 6,330
Shares issued and outstanding	290	1,968	284
Net Asset Value per share	$ 41.98	$ 1.00	$ 22.32

See accompanying notes.

3

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2011 (unaudited)

			SAM
	Real Estate	SAM	Conservative
	Securities	Balanced	Balanced
Amounts in thousands, except per share amounts	Account	Portfolio	Portfolio
Investment in securities--at cost	$ 114,437	$ –	$ –
Investment in affiliated securities--at cost	$ –	$ 812,254	$ 179,060
Assets
Investment in securities--at value	$ 151,461	$ –	$ –
Investment in affiliated securities--at value	–	951,212	202,876
Cash	106	–	–
Receivables:
Dividends and interest	334	451	134
Fund shares sold	249	2	2
Total Assets	152,150	951,665	203,012
Liabilities
Accrued management and investment advisory fees	110	175	38
Accrued distribution fees	–	21	3
Accrued directors' expenses	1	8	2
Accrued other expenses	3	3	1
Payables:
Fund shares redeemed	69	1,321	247
Total Liabilities	183	1,528	291
Net Assets Applicable to Outstanding Shares	$ 151,967	$ 950,137	$ 202,721

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 149,993	$ 820,177	$ 181,837
Accumulated undistributed (overdistributed) net investment income (loss)	239	3,952	1,043
Accumulated undistributed (overdistributed) net realized gain (loss)	(35,289)	(12,950)	(3,975)
Net unrealized appreciation (depreciation) of investments	37,024	138,958	23,816
Total Net Assets	$ 151,967	$ 950,137	$ 202,721
Capital Stock (par value: $.01 a share):
Shares authorized	300,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 151,653	$ 846,060	$ 186,964
Shares issued and outstanding	10,314	55,201	15,991
Net Asset Value per share	$ 14.70	$ 15.33	$ 11.69
Class 2: Net Assets	$ 314	$ 104,077	$ 15,757
Shares issued and outstanding	21	6,829	1,356
Net Asset Value per share	$ 14.79	$ 15.24	$ 11.62

See accompanying notes.

4

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2011 (unaudited)

	SAM
	Conservative	SAM Flexible	SAM Strategic
Amounts in thousands, except per share amounts	Growth Portfolio	Income Portfolio	Growth Portfolio
Investment in affiliated securities--at cost	$ 196,875	$ 190,308	$ 138,702
Assets
Investment in affiliated securities--at value	$ 231,414	$ 213,917	$ 163,210
Receivables:
Dividends and interest	52	193	11
Fund shares sold	6	28	34
Total Assets	231,472	214,138	163,255
Liabilities
Accrued management and investment advisory fees	42	40	30
Accrued distribution fees	17	4	15
Accrued directors' expenses	2	2	1
Accrued other expenses	2	1	1
Payables:
Fund shares redeemed	263	218	15
Total Liabilities	326	265	62
Net Assets Applicable to Outstanding Shares	$ 231,146	$ 213,873	$ 163,193

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 213,339	$ 193,051	$ 148,599
Accumulated undistributed (overdistributed) net investment income (loss)	530	1,398	178
Accumulated undistributed (overdistributed) net realized gain (loss)	(17,262)	(4,185)	(10,092)
Net unrealized appreciation (depreciation) of investments	34,539	23,609	24,508
Total Net Assets	$ 231,146	$ 213,873	$ 163,193
Capital Stock (par value: $.01 a share):
Shares authorized	200,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 145,621	$ 193,964	$ 90,277
Shares issued and outstanding	9,177	15,525	5,151
Net Asset Value per share	$ 15.87	$ 12.49	$ 17.53
Class 2: Net Assets	$ 85,525	$ 19,909	$ 72,916
Shares issued and outstanding	5,428	1,602	4,184
Net Asset Value per share	$ 15.76	$ 12.43	$ 17.43

See accompanying notes.

5

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2011 (unaudited)

		SmallCap
	Short-Term	Growth	SmallCap
Amounts in thousands, except per share amounts	Income Account	Account II	Value Account I
Investment in securities--at cost	$ 224,196	$ 47,183	$ 94,855
Assets
Investment in securities--at value	$ 227,260	$ 60,932	$ 111,003
Cash	55	1,120	1,003
Cash in joint trading account	649	498	510
Receivables:
Dividends and interest	1,894	13	195
Expense reimbursement from Manager	2	1	15
Fund shares sold	490	38	834
Investment securities sold	2	255	1,336
Variation margin on futures contracts	61	37	20
Total Assets	230,413	62,894	114,916
Liabilities
Accrued management and investment advisory fees	93	49	98
Accrued distribution fees	1	1	–
Accrued directors' expenses	1	1	1
Accrued other expenses	2	15	19
Payables:
Fund shares redeemed	59	20	12
Investment securities purchased	–	138	1,285
Total Liabilities	156	224	1,415
Net Assets Applicable to Outstanding Shares	$ 230,257	$ 62,670	$ 113,501

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 246,065	$ 81,416	$ 118,706
Accumulated undistributed (overdistributed) net investment income (loss)	2,723	(245)	316
Accumulated undistributed (overdistributed) net realized gain (loss)	(21,513)	(32,477)	(21,783)
Net unrealized appreciation (depreciation) of investments	2,982	13,976	16,262
Total Net Assets	$ 230,257	$ 62,670	$ 113,501
Capital Stock (par value: $.01 a share):
Shares authorized	300,000	300,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 228,589	$ 59,548	$ 113,359
Shares issued and outstanding	89,866	4,876	7,920
Net Asset Value per share	$ 2.54	$ 12.21	$ 14.31
Class 2: Net Assets	$ 1,668	$ 3,122	$ 142
Shares issued and outstanding	657	259	10
Net Asset Value per share	$ 2.54	$ 12.07	$ 14.29

See accompanying notes.

6

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2011 (unaudited)

	Diversified		Government &
	International	Equity	High Quality
Amounts in thousands	Account	Income Account	Bond Account
Net Investment Income (Loss)
Income:
Dividends	$ 11,232	$ 12,279	$ –
Withholding tax	(1,368)	(440)	–
Interest	1	21	9,610
Total Income	9,865	11,860	9,610
Expenses:
Management and investment advisory fees	2,187	1,479	1,198
Distribution Fees - Class 2	3	37	2
Custodian fees	142	2	3
Directors' expenses	7	5	5
Professional fees	7	2	2
Other expenses	2	1	1
Total Expenses	2,348	1,526	1,211
Net Investment Income (Loss)	7,517	10,334	8,399

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies
Net realized gain (loss) from:
Investment transactions	28,618	3,659	1,330
Foreign currency transactions	(43)	–	–
Change in unrealized appreciation/depreciation of:
Investments	(12,706)	19,065	1,663
Translation of assets and liabilities in foreign currencies	(12)	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies	15,857	22,724	2,993
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 23,374	$ 33,058	$ 11,392

See accompanying notes.

7

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2011 (unaudited)

		LargeCap	LargeCap
Amounts in thousands	Income Account	Blend Account II	Growth Account
Net Investment Income (Loss)
Income:
Dividends	$ –	$ 1,717	$ 962
Withholding tax	–	(16)	(1)
Interest	6,957	1	1
Total Income	6,957	1,702	962
Expenses:
Management and investment advisory fees	581	682	707
Distribution Fees - Class 2	6	1	1
Custodian fees	2	11	2
Directors' expenses	1	4	3
Professional fees	2	2	2
Other expenses	–	5	–
Total Gross Expenses	592	705	715
Less: Reimbursement from Manager	–	16	–
Total Net Expenses	592	689	715
Net Investment Income (Loss)	6,365	1,013	247

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies
Net realized gain (loss) from:
Investment transactions	(1,017)	8,290	10,824
Futures contracts	–	377	–
Change in unrealized appreciation/depreciation of:
Investments	2,825	(938)	(2,727)
Futures contracts	–	21	–
Translation of assets and liabilities in foreign currencies	1	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies	1,809	7,750	8,097
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 8,174	$ 8,763	$ 8,344

See accompanying notes.

8

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2011 (unaudited)

			Principal Capital
	MidCap	Money	Appreciation
Amounts in thousands	Blend Account	Market Account	Account
Net Investment Income (Loss)
Income:
Dividends	$ 2,991	$ –	$ 1,226
Withholding tax	(44)	–	(7)
Interest	1	430	2
Total Income	2,948	430	1,221
Expenses:
Management and investment advisory fees	1,566	681	508
Distribution Fees - Class 2	15	2	8
Custodian fees	3	6	4
Directors' expenses	9	6	2
Professional fees	2	1	2
Other expenses	2	1	–
Total Gross Expenses	1,597	697	524
Less: Reimbursement from Manager - Class 1	–	263	–
Less: Reimbursement from Manager - Class 2	–	2	–
Less: Reimbursement from Distributor - Class 2	–	2	–
Total Net Expenses	1,597	430	524
Net Investment Income (Loss)	1,351	–	697

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies
Net realized gain (loss) from:
Investment transactions	30,559	–	1,007
Change in unrealized appreciation/depreciation of:
Investments	36,364	–	6,389
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies	66,923	–	7,396
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 68,274	$ –	$ 8,093

See accompanying notes.

9

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2011 (unaudited)

	Real Estate	SAM	SAM Conservative
Amounts in thousands	Securities Account	Balanced Portfolio	Balanced Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ –	$ 5,191	$ 1,298
Dividends	615	–	–
Total Income	615	5,191	1,298
Expenses:
Management and investment advisory fees	655	1,080	228
Distribution Fees - Class 2	–	132	20
Custodian fees	3	–	–
Directors' expenses	3	14	4
Professional fees	1	2	1
Other expenses	1	4	1
Total Expenses	663	1,232	254
Net Investment Income (Loss)	(48)	3,959	1,044

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies
Net realized gain (loss) from:
Investment transactions	6,222	–	–
Investment transactions in affiliated securities	–	11,037	1,836
Change in unrealized appreciation/depreciation of:
Investments	9,769	–	–
Investments in affiliated securities	–	29,919	5,374
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies	15,991	40,956	7,210
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 15,943	$ 44,915	$ 8,254

See accompanying notes.

10

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2011 (unaudited)

	SAM Conservative	SAM Flexible	SAM Strategic
Amounts in thousands	Growth Portfolio	Income Portfolio	Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 908	$ 1,664	$ 453
Total Income	908	1,664	453
Expenses:
Management and investment advisory fees	262	235	180
Distribution Fees - Class 2	107	25	89
Directors' expenses	5	4	4
Professional fees	2	1	1
Other expenses	1	1	1
Total Expenses	377	266	275
Net Investment Income (Loss)	531	1,398	178

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies
Net realized gain (loss) from:
Investment transactions in affiliated securities	4,359	2,675	2,641
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	7,098	4,051	5,898
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies	11,457	6,726	8,539
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 11,988	$ 8,124	$ 8,717

See accompanying notes.

11

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2011 (unaudited)

	Short-Term	SmallCap	SmallCap
Amounts in thousands	Income Account	Growth Account II	Value Account I
Net Investment Income (Loss)
Income:
Dividends	$ –	$ 76	$ 814
Withholding tax	–	(1)	–
Interest	3,279	2	1
Total Income	3,279	77	815
Expenses:
Management and investment advisory fees	553	307	624
Distribution Fees - Class 2	2	4	–
Custodian fees	3	13	26
Directors' expenses	4	2	3
Professional fees	1	2	2
Other expenses	1	–	1
Total Gross Expenses	564	328	656
Less: Reimbursement from Manager	–	6	11
Less: Reimbursement from Manager - Class 1	11	–	80
Total Net Expenses	553	322	565
Net Investment Income (Loss)	2,726	(245)	250

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies
Net realized gain (loss) from:
Investment transactions	980	5,775	10,814
Futures contracts	(274)	280	86
Change in unrealized appreciation/depreciation of:
Investments	237	(499)	(4,607)
Futures contracts	(430)	139	73
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies	513	5,695	6,366
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 3,239	$ 5,450	$ 6,616

See accompanying notes.

12

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Diversified
Amounts in thousands	International Account		Equity Income Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2011	2010	30, 2011	2010
Operations
Net investment income (loss)	$ 7,517	$ 6,303	$ 10,334	$ 15,332
Net realized gain (loss) on investments, futures,
and foreign currency transactions	28,575	22,729	3,659	1,785
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	(12,718)	40,241	19,065	54,950
Net Increase (Decrease) in Net Assets Resulting from Operations	23,374	69,273	33,058	72,067

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(843)	(7,285)	(3,229)	(15,952)
Class 2	(3)	(28)	(134)	(839)
Total Dividends and Distributions	(846)	(7,313)	(3,363)	(16,791)

Capital Share Transactions
Shares sold:
Class 1	10,087	68,379	7,375	120,327
Class 2	73	198	295	778
Shares issued in acquisition:
Class 1	N/A	94,569	146,104	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	843	7,285	3,229	15,952
Class 2	3	28	134	839
Shares redeemed:
Class 1	(34,554)	(63,568)	(56,085)	(42,349)
Class 2	(328)	(443)	(2,973)	(6,560)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(23,876)	106,448	98,079	88,987
Total Increase (Decrease)	(1,348)	168,408	127,774	144,263

Net Assets
Beginning of period	535,011	366,603	568,050	423,787
End of period (including undistributed net investment income as set forth below)	$ 533,663	$ 535,011	$ 695,824	$ 568,050
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 5,551	$ (1,120)	$ 9,871	$ 2,900

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	786	6,003	478	8,507
Class 2	6	18	19	57
Shares issued in acquisition:
Class 1	N/A	9,081	9,044	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	65	601	208	1,119
Class 2	–	2	9	59
Shares redeemed:
Class 1	(2,686)	(5,621)	(3,628)	(3,096)
Class 2	(26)	(39)	(193)	(480)
Net Increase (Decrease)	(1,855)	10,045	5,937	6,166

See accompanying notes.

13

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Government &
Amounts in thousands	High Quality Bond Account		Income Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2011	2010	30, 2011	2010
Operations
Net investment income (loss)	$ 8,399	$ 13,086	$ 6,365	$ 12,383
Net realized gain (loss) on investments, futures,
and foreign currency transactions	1,330	5,246	(1,017)	(1,096)
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	1,663	(3,287)	2,826	5,909
Net Increase (Decrease) in Net Assets Resulting from Operations	11,392	15,045	8,174	17,196

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(858)	(15,011)	(925)	(14,373)
Class 2	(2)	(47)	(18)	(329)
From net realized gain on investments:
Class 1	(500)	–	–	–
Class 2	(1)	–	–	–
Total Dividends and Distributions	(1,361)	(15,058)	(943)	(14,702)

Capital Share Transactions
Shares sold:
Class 1	18,896	48,433	8,291	36,578
Class 2	3	27	381	314
Shares issued in acquisition:
Class 1	N/A	247,636	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	1,358	15,011	925	14,373
Class 2	3	47	18	329
Shares redeemed:
Class 1	(41,303)	(55,767)	(8,384)	(24,629)
Class 2	(254)	(333)	(1,046)	(1,894)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(21,297)	255,054	185	25,071
Total Increase (Decrease)	(11,266)	255,041	7,416	27,565

Net Assets
Beginning of period	490,505	235,464	230,249	202,684
End of period (including undistributed net investment income as set forth below)	$ 479,239	$ 490,505	$ 237,665	$ 230,249
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 8,261	$ 722	$ 5,167	$ (255)

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,814	4,647	801	3,488
Class 2	–	2	37	31
Shares issued in acquisition:
Class 1	N/A	23,467	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	129	1,472	88	1,436
Class 2	–	5	2	33
Shares redeemed:
Class 1	(3,976)	(5,297)	(813)	(2,370)
Class 2	(24)	(32)	(102)	(184)
Net Increase (Decrease)	(2,057)	24,264	13	2,434

See accompanying notes.

14

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap Blend Account II		LargeCap Growth Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2011	2010	30, 2011	2010
Operations
Net investment income (loss)	$ 1,013	$ 2,041	$ 247	$ 87
Net realized gain (loss) on investments, futures,
and foreign currency transactions	8,667	6,088	10,824	27,733
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	(917)	14,200	(2,727)	9,573
Net Increase (Decrease) in Net Assets Resulting from Operations	8,763	22,329	8,344	37,393

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(52)	(4,320)	–	(123)
Class 2	–	(16)	–	–
Total Dividends and Distributions	(52)	(4,336)	–	(123)

Capital Share Transactions
Shares sold:
Class 1	2,365	8,711	7,768	15,882
Class 2	28	80	22	72
Shares issued in reinvestment of dividends and distributions:
Class 1	52	4,320	–	123
Class 2	–	16	–	–
Shares redeemed:
Class 1	(14,802)	(32,377)	(14,056)	(87,726)
Class 2	(78)	(163)	(28)	(121)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(12,435)	(19,413)	(6,294)	(71,770)
Total Increase (Decrease)	(3,724)	(1,420)	2,050	(34,500)

Net Assets
Beginning of period	182,897	184,317	207,805	242,305
End of period (including undistributed net investment income as set forth below)	$ 179,173	$ 182,897	$ 209,855	$ 207,805
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 1,025	$ 64	$ 247	$ –

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	329	1,433	501	1,201
Class 2	4	13	2	5
Shares issued in reinvestment of dividends and distributions:
Class 1	7	683	–	8
Class 2	–	3	–	–
Shares redeemed:
Class 1	(2,067)	(5,124)	(913)	(6,420)
Class 2	(11)	(26)	(2)	(9)
Net Increase (Decrease)	(1,738)	(3,018)	(412)	(5,215)

See accompanying notes.

15

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	MidCap Blend Account		Money Market Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2011	2010	30, 2011	2010
Operations
Net investment income (loss)	$ 1,351	$ 6,157	$ –	$ –
Net realized gain (loss) on investments, futures,
and foreign currency transactions	30,559	24,754	–	291
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	36,364	80,219	–	–
Net Increase (Decrease) in Net Assets Resulting from Operations	68,274	111,130	–	291

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(11,536)	–	–
Class 2	–	(240)	–	–
From net realized gain on investments:
Class 1	(6,507)	–	–	–
Class 2	(135)	–	–	–
Total Dividends and Distributions	(6,642)	(11,776)	–	–

Capital Share Transactions
Shares sold:
Class 1	11,466	17,911	98,462	137,719
Class 2	207	646	646	1,472
Shares issued in acquisition:
Class 1	N/A	136,485	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	6,507	11,536	–	–
Class 2	135	240	–	–
Shares redeemed:
Class 1	(48,270)	(90,821)	(111,870)	(204,263)
Class 2	(722)	(1,596)	(1,156)	(3,232)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(30,677)	74,401	(13,918)	(68,304)
Total Increase (Decrease)	30,955	173,755	(13,918)	(68,013)

Net Assets
Beginning of period	562,916	389,161	317,454	385,467
End of period (including undistributed net investment income as set forth below)	$ 593,871	$ 562,916	$ 303,536	$ 317,454
Undistributed (Overdistributed) Net Investment Income (Loss)	$ (2,506)	$ (3,857)	$ –	$ –

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	282	531	98,462	137,719
Class 2	5	20	646	1,472
Shares issued in acquisition:
Class 1	N/A	4,270	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	157	324	–	–
Class 2	3	7	–	–
Shares redeemed:
Class 1	(1,184)	(2,677)	(111,870)	(204,263)
Class 2	(18)	(47)	(1,156)	(3,232)
Net Increase (Decrease)	(755)	2,428	(13,918)	(68,304)

See accompanying notes.

16

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal Capital
Amounts in thousands	Appreciation Account		Real Estate Securities Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2011	2010	30, 2011	2010
Operations
Net investment income (loss)	$ 697	$ 1,946	$ (48)	$ 3,460
Net realized gain (loss) on investments, futures,
and foreign currency transactions	1,007	3,954	6,222	19,506
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	6,389	12,839	9,769	13,844
Net Increase (Decrease) in Net Assets Resulting from Operations	8,093	18,739	15,943	36,810

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(2,082)	–	(4,372)
Class 2	–	(86)	–	(14)
From net realized gain on investments:
Class 1	(999)	(2,609)	–	–
Class 2	(42)	(121)	–	–
Total Dividends and Distributions	(1,041)	(4,898)	–	(4,386)

Capital Share Transactions
Shares sold:
Class 1	5,592	50,663	8,789	15,025
Class 2	166	327	12	72
Shares issued in reinvestment of dividends and distributions:
Class 1	999	4,691	–	4,372
Class 2	42	207	–	14
Shares redeemed:
Class 1	(7,308)	(10,927)	(13,959)	(71,052)
Class 2	(982)	(1,566)	(182)	(226)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,491)	43,395	(5,340)	(51,795)
Total Increase (Decrease)	5,561	57,236	10,603	(19,371)

Net Assets
Beginning of period	158,414	101,178	141,364	160,735
End of period (including undistributed net investment income as set forth below)	$ 163,975	$ 158,414	$ 151,967	$ 141,364
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 757	$ 60	$ 239	$ 287

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	251	2,499	625	1,235
Class 2	8	17	1	6
Shares issued in reinvestment of dividends and distributions:
Class 1	46	224	–	356
Class 2	2	10	–	1
Shares redeemed:
Class 1	(328)	(554)	(982)	(5,714)
Class 2	(45)	(80)	(13)	(18)
Net Increase (Decrease)	(66)	2,116	(369)	(4,134)

See accompanying notes.

17

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			SAM Conservative
Amounts in thousands	SAM Balanced Portfolio		Balanced Portfolio
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2011	2010	30, 2011	2010
Operations
Net investment income (loss)	$ 3,959	$ 25,606	$ 1,044	$ 6,302
Net realized gain (loss) on investments, futures,
and foreign currency transactions	11,037	(128)	1,836	3,655
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	29,919	86,859	5,374	10,266
Net Increase (Decrease) in Net Assets Resulting from Operations	44,915	112,337	8,254	20,223

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(22,735)	(27,737)	(5,769)	(7,055)
Class 2	(2,564)	(3,663)	(458)	(631)
From net realized gain on investments:
Class 1	–	–	(1,696)	–
Class 2	–	–	(146)	–
Total Dividends and Distributions	(25,299)	(31,400)	(8,069)	(7,686)

Capital Share Transactions
Shares sold:
Class 1	19,836	80,139	12,918	35,269
Class 2	2,477	5,853	685	2,644
Shares issued in reinvestment of dividends and distributions:
Class 1	22,735	27,737	7,465	7,055
Class 2	2,564	3,663	604	631
Shares redeemed:
Class 1	(41,996)	(79,885)	(11,822)	(29,727)
Class 2	(10,457)	(22,314)	(1,324)	(4,502)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,841)	15,193	8,526	11,370
Total Increase (Decrease)	14,775	96,130	8,711	23,907

Net Assets
Beginning of period	935,362	839,232	194,010	170,103
End of period (including undistributed net investment income as set forth below)	$ 950,137	$ 935,362	$ 202,721	$ 194,010
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 3,952	$ 25,292	$ 1,043	$ 6,226

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,282	5,701	1,085	3,154
Class 2	162	422	58	238
Shares issued in reinvestment of dividends and distributions:
Class 1	1,495	2,082	641	665
Class 2	169	277	52	60
Shares redeemed:
Class 1	(2,724)	(5,740)	(991)	(2,665)
Class 2	(681)	(1,606)	(113)	(404)
Net Increase (Decrease)	(297)	1,136	732	1,048

See accompanying notes.

18

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	SAM Conservative
Amounts in thousands	Growth Portfolio		SAM Flexible Income Portfolio
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2011	2010	30, 2011	2010
Operations
Net investment income (loss)	$ 531	$ 4,413	$ 1,398	$ 8,028
Net realized gain (loss) on investments, futures,
and foreign currency transactions	4,359	(5,279)	2,675	3,659
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	7,098	30,775	4,051	7,788
Net Increase (Decrease) in Net Assets Resulting from Operations	11,988	29,909	8,124	19,475

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(2,839)	(4,198)	(7,222)	(9,070)
Class 2	(1,507)	(2,507)	(705)	(1,028)
From net realized gain on investments:
Class 1	–	–	(235)	–
Class 2	–	–	(25)	–
Total Dividends and Distributions	(4,346)	(6,705)	(8,187)	(10,098)

Capital Share Transactions
Shares sold:
Class 1	12,255	23,067	19,178	41,591
Class 2	3,222	6,611	409	2,533
Shares issued in reinvestment of dividends and distributions:
Class 1	2,839	4,198	7,457	9,070
Class 2	1,507	2,507	730	1,028
Shares redeemed:
Class 1	(14,419)	(30,111)	(16,329)	(31,977)
Class 2	(7,048)	(14,413)	(1,420)	(6,450)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,644)	(8,141)	10,025	15,795
Total Increase (Decrease)	5,998	15,063	9,962	25,172

Net Assets
Beginning of period	225,148	210,085	203,911	178,739
End of period (including undistributed net investment income as set forth below)	$ 231,146	$ 225,148	$ 213,873	$ 203,911
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 530	$ 4,345	$ 1,398	$ 7,927

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	773	1,635	1,503	3,442
Class 2	204	471	32	210
Shares issued in reinvestment of dividends and distributions:
Class 1	181	315	597	785
Class 2	97	189	59	90
Shares redeemed:
Class 1	(907)	(2,140)	(1,282)	(2,636)
Class 2	(449)	(1,038)	(112)	(534)
Net Increase (Decrease)	(101)	(568)	797	1,357

See accompanying notes.

19

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	SAM Strategic
Amounts in thousands	Growth Portfolio		Short-Term Income Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2011	2010	30, 2011	2010
Operations
Net investment income (loss)	$ 178	$ 2,226	$ 2,726	$ 3,889
Net realized gain (loss) on investments, futures,
and foreign currency transactions	2,641	(2,851)	706	1,940
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	5,898	21,151	(193)	(385)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,717	20,526	3,239	5,444

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,288)	(1,731)	(343)	(4,131)
Class 2	(906)	(1,416)	(3)	(35)
From net realized gain on investments:
Class 1	–	–	(35)	–
Total Dividends and Distributions	(2,194)	(3,147)	(381)	(4,166)

Capital Share Transactions
Shares sold:
Class 1	10,862	17,775	20,206	63,626
Class 2	3,258	6,966	922	467
Shares issued in acquisition:
Class 1	N/A	N/A	N/A	129,612
Shares issued in reinvestment of dividends and distributions:
Class 1	1,288	1,731	378	4,131
Class 2	906	1,416	3	35
Shares redeemed:
Class 1	(7,217)	(13,281)	(19,174)	(49,195)
Class 2	(3,997)	(7,737)	(1,181)	(530)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	5,100	6,870	1,154	148,146
Total Increase (Decrease)	11,623	24,249	4,012	149,424

Net Assets
Beginning of period	151,570	127,321	226,245	76,821
End of period (including undistributed net investment income as set forth below)	$ 163,193	$ 151,570	$ 230,257	$ 226,245
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 178	$ 2,194	$ 2,723	$ 343

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	625	1,163	7,969	25,310
Class 2	188	453	365	185
Shares issued in acquisition:
Class 1	N/A	N/A	N/A	51,350
Shares issued in reinvestment of dividends and distributions:
Class 1	75	120	149	1,652
Class 2	53	99	1	14
Shares redeemed:
Class 1	(415)	(890)	(7,584)	(19,466)
Class 2	(232)	(518)	(467)	(210)
Net Increase (Decrease)	294	427	433	58,835

See accompanying notes.

20

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	SmallCap Growth Account II		SmallCap Value Account I
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2011	2010	30, 2011	2010
Operations
Net investment income (loss)	$ (245)	$ (465)	$ 250	$ 939
Net realized gain (loss) on investments, futures,
and foreign currency transactions	6,055	17,337	10,900	12,583
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	(360)	1,307	(4,534)	16,965
Net Increase (Decrease) in Net Assets Resulting from Operations	5,450	18,179	6,616	30,487

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	–	(46)	(938)
Class 2	–	–	–	(1)
Total Dividends and Distributions	–	–	(46)	(939)

Capital Share Transactions
Shares sold:
Class 1	2,998	5,978	2,979	9,271
Class 2	63	160	54	82
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	46	938
Class 2	–	–	–	1
Shares redeemed:
Class 1	(5,484)	(43,968)	(10,372)	(59,337)
Class 2	(228)	(322)	(89)	(49)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,651)	(38,152)	(7,382)	(49,094)
Total Increase (Decrease)	2,799	(19,973)	(812)	(19,546)

Net Assets
Beginning of period	59,871	79,844	114,313	133,859
End of period (including undistributed net investment income as set forth below)	$ 62,670	$ 59,871	$ 113,501	$ 114,313
Undistributed (Overdistributed) Net Investment Income (Loss)	$ (245)	$ –	$ 316	$ 112

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	251	637	211	790
Class 2	5	18	4	6
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	3	72
Shares redeemed:
Class 1	(463)	(4,339)	(734)	(4,798)
Class 2	(19)	(35)	(6)	(4)
Net Increase (Decrease)	(226)	(3,719)	(522)	(3,934)

See accompanying notes.

21

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

1. Organization

Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At June 30, 2011, the Fund consists of 34 Accounts. The financial statements for Diversified International Account, Equity Income Account, Government & High Quality Bond Fund, Income Account, LargeCap Blend Account II, LargeCap Growth Account, MidCap Blend Account, Money Market Account, Principal Capital Appreciation Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, SmallCap Growth Account II, and SmallCap Value Account I, known as the “Accounts”, are presented herein.

Effective July 16, 2010, Mortgage Securities Account acquired all the assets and assumed all the liabilities of Government & High Quality Bond Account pursuant to a plan of acquisition approved by shareholders on July 8, 2010. The purpose of the acquisition was to combine two accounts managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 23,692,000 shares from Government & High Quality Bond Account for 23,467,000 shares valued at $247,636,000 of Mortgage Securities Account at an approximate exchange rate of .99 for Class 1 shares. The investment securities of Government & High Quality Bond Account, with a fair value of approximately $234,696,000 and a cost of $224,556,000 at July 16, 2010 were the primary assets acquired by Mortgage Securities Account. For financial reporting purposes, assets received and shares issued by Mortgage Securities Account were recorded at fair value; however, the cost basis of the investments received from Government & High Quality Bond Account was carried forward to align ongoing reporting of Mortgage Securities Account’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of Government & High Quality Bond Account and Mortgage Securities Account immediately prior to the acquisition in accordance with U.S. GAAP were approximately $247,636,000 ($28,134,000 of accumulated realized losses and $10,140,000 of unrealized appreciation) and $250,984,000, respectively. The aggregate net assets of Mortgage Securities Account immediately following the acquisition were $498,620,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of the accumulated realized losses may be subject to limitation.

On July 19, 2010, Mortgage Securities Account changed its name to Government & High Quality Bond Account.

Assuming the acquisition had been completed on January 1, 2010, the beginning of the fiscal year for Mortgage Securities Account, Mortgage Securities Account’s pro forma results of operations for the year ended December 31, 2010, would have been $17,811,000 of net investment income, $11,205,000 of net realized and unrealized gain on investments, and $29,016,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Government & High Quality Bond Account that have been included in the Mortgage Securities Account’s statement of operations since July 16, 2010.

Effective July 16, 2010, Short-Term Income Account acquired all the assets and assumed all the liabilities of Short-Term Bond Account pursuant to a plan of acquisition approved by shareholders on July 8, 2010. The purpose of the acquisition was to combine two accounts managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 14,819,000 shares from Short-Term Bond Account for 51,350,000 shares valued at $129,612,000 of Short-Term Income Account at an approximate exchange rate of 3.47 for Class 1 shares. The investment securities of Short-Term Bond Account, with a fair value of approximately $122,242,000 and a cost of $119,695,000 at July 16, 2010 were the primary assets acquired by Short-Term Income Account. For financial reporting purposes, assets received and shares issued by Short-Term Income Account were recorded at fair value; however, the cost basis of the investments received from Short-Term Bond Account was carried forward to align ongoing reporting of Short-Term Income Account’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of Short-Term Bond Account and Short-Term Income Account immediately prior to the acquisition in accordance with U.S. GAAP were approximately $129,612,000 ($23,356,000 of accumulated realized losses and $2,547,000 of unrealized appreciation) and $105,324,000, respectively. The aggregate net assets of Short-Term Income Account immediately following the acquisition were $234,936,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of the accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on January 1, 2010, the beginning of the fiscal year for Short-Term Income Account, Short-Term Income Account’s pro forma results of operations for the year ended December 31, 2010, would have been $5,458,000 of net investment income, $2,995,000 of net realized and unrealized gain on investments, and $8,453,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Short-Term Bond Account that have been included in the Short-Term Income Account’s statement of operations since July 16, 2010.

22

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

1. Organization (Continued)

Effective July 16, 2010, Diversified International Account acquired all the assets and assumed all the liabilities of International SmallCap Account pursuant to a plan of acquisition approved by shareholders on July 8, 2010. The purpose of the acquisition was to combine two accounts managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 8,287,000 shares from International SmallCap Account for 9,081,000 shares valued at $94,569,000 of Diversified International Account at an approximate exchange rate of 1.10 for Class 1 shares. The investment securities of International SmallCap Account, with a fair value of approximately $90,643,000 and a cost of $87,759,000 at July 16, 2010 were the primary assets acquired by Diversified International Account. For financial reporting purposes, assets received and shares issued by Diversified International Account were recorded at fair value; however, the cost basis of the investments received from International SmallCap Account was carried forward to align ongoing reporting of Diversified International Account’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of International SmallCap Account and Diversified International Account immediately prior to the acquisition in accordance with U.S. GAAP were approximately $94,569,000 ($54,586,000 of accumulated realized losses and $2,884,000 of unrealized appreciation) and $366,626,000, respectively. The aggregate net assets of Diversified International Account immediately following the acquisition were $461,195,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of the accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on January 1, 2010, the beginning of the fiscal year for Diversified International Account, Diversified International Account’s pro forma results of operations for the year ended December 31, 2010, would have been $7,280,000 of net investment income, $60,999,000 of net realized and unrealized gain on investments, and $68,279,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of International SmallCap Account that have been included in the Diversified International Account’s statement of operations since July 16, 2010.

Effective July 16, 2010, MidCap Blend Account acquired all the assets and assumed all the liabilities of MidCap Growth Account I and MidCap Value Account II pursuant to a plan of acquisition approved by shareholders on July 8, 2010. The purpose of these acquisitions was to combine three accounts managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisitions were accomplished by a tax-free exchange of 5,872,000 and 8,816,000 shares from MidCap Growth Account I and MidCap Value Account II, respectively, for 1,470,000 and 2,800,000 shares valued at $46,979,000 and $89,507,000 of MidCap Blend Account at an approximate exchange rate of .25 and .32, respectively, for Class 1 shares. The investment securities of MidCap Growth Account I, with a fair value of approximately $46,954,000 and a cost of $46,834,000, and the investment securities of MidCap Value Account II with a fair value of approximately $87,478,000 and a cost of $87,962,000 at July 16, 2010, were the primary assets acquired by MidCap Blend Account. For financial reporting purposes, assets received and shares issued by MidCap Blend Account were recorded at fair value; however, the cost basis of the investments received from MidCap Growth Account I and MidCap Value Account II was carried forward to align ongoing reporting of MidCap Blend Account’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of MidCap Growth Account I, MidCap Value Account II and MidCap Blend Account immediately prior to the acquisition in accordance with U.S. GAAP were approximately $46,979,000 ($11,869,000 of accumulated realized losses and $120,000 of unrealized appreciation), $89,506,000 ($40,316,000 of accumulated realized losses and $484,000 of unrealized depreciation), and $361,870,000, respectively. The aggregate net assets of MidCap Blend Account immediately following the acquisition were $498,355,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of the accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on January 1, 2010, the beginning of the fiscal year for MidCap Blend Account, MidCap Blend Account’s pro forma results of operations for the year ended December 31, 2010, would have been $7,301,000 of net investment income, $103,985,000 of net realized and unrealized gain on investments, and $111,286,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of MidCap Growth Account I and MidCap Value Account II that have been included in the MidCap Blend Account’s statement of operations since July 16, 2010.

On September 23, 2010, Principal Management Corporation made a payment to Money Market Account to cover certain realized losses related to prior year security dispositions where the market based valuation had fallen below the value of the security under the amortized cost method. The amount of the payment is included in Money Market Account’s statement of operations.

23

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

1. Organization (Continued)

Effective April 29, 2011, Equity Income Account acquired all the assets and assumed all the liabilities of LargeCap Value Account III pursuant to a plan of acquisition approved by shareholders on February 28, 2011. The purpose of the acquisition was to combine two accounts managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a taxable exchange of 14,065,000 shares from LargeCap Value Account III for 9,044,000 shares valued at $146,104,000 of Equity Income Account at an approximate exchange rate of .643 for Class 1 shares. The investment securities of LargeCap Value Account III, with a fair value of approximately $140,797,000 at April 29, 2011 were the primary assets acquired by Equity Income Account. For financial reporting purposes, assets received and shares issued by Equity Income Account were recorded at fair value. The aggregate net assets of LargeCap Value Account III and Equity Income Account immediately prior to the acquisition in accordance with U.S. GAAP were approximately $146,104,000 and $592,431,000, respectively. The aggregate net assets of Equity Income Account immediately following the acquisition were $738,535,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on January 1, 2011, the beginning of the fiscal year for Equity Income Account, Equity Income Account’s pro forma results of operations for the period ended June 30, 2011, would have been $11,650,000 of net investment income, $41,313,000 of net realized and unrealized gain on investments, and $52,963,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Value Account III that have been included in the Equity Income Account’s statement of operations since April 29, 2011.

All classes of shares for each of the Accounts represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Accounts (with the exception of Money Market Account and SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price, an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

24

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

2. Significant Accounting Policies (Continued)

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value are ordinarily not reflected in the account’s net asset value. If the Manager reasonably believes events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value will materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each account invests in foreign securities listed on foreign exchanges which trade on days on which the account does not determine net asset value, for example weekends and other customary national U.S. holidays, each account’s net asset value could be significantly affected on days when the shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Account values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the account holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following Account held securities denominated in currencies that exceeded 5% of net assets of the Account:

Diversified International Account

Euro	23.0%
British Pound	17.3
Japanese Yen	13.9
Canadian Dollar	8.5
Swiss Franc	6.4
Australian Dollar	5.3
United States Dollar	5.1
Hong Kong Dollar	5.0

25

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

2. Significant Accounting Policies (Continued)

Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Accounts allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class.

Expenses. Expenses directly attributed to an Account are charged to that Account. Other Account expenses not directly attributed to an Account are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that each of the SAM Portfolios bear directly, each of the SAM Portfolios indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the SAM Portfolios may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the SAM Portfolios will vary. Expenses included in the statements of operations of the SAM Portfolios reflect the expenses of each SAM Portfolio and do not include any expenses associated with the Underlying Funds.

Dividends and Distributions to Shareholders. With respect to Money Market Account, all net investment income and any realized gains from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other accounts are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, certain preferred securities, returns of capital, amortization of premiums and discounts, futures contracts, consent distributions, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, swap agreements, and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Real Estate Securities Account receives substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of its income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each account is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Accounts evaluate tax positions taken or expected to be taken in the course of preparing the Accounts’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended June 30, 2011, the Accounts did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open to examine the Accounts’ U.S. tax returns filed for the fiscal years from 2007-2010. No examinations are in progress or anticipated at this time.

26

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

2. Significant Accounting Policies (Continued)

Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon disposition of certain foreign securities held by the Accounts may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains. Realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Accounts accrue an estimated deferred tax liability for future gains on certain foreign securities. At June 30, 2011, Diversified International Account had no foreign tax refund receivable, no deferred tax liability, and an approximate capital loss carryforward of $609,000 that expires in 2017 and 2019, relating to Indian securities.

Subsequent Events. Management has evaluated events or transactions that may have occurred since June 30, 2011, that would merit recognition or disclosure in the financial statements.

3. Operating Policies

Futures Contracts. The Accounts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Accounts (with the exception of Money Market Account) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the Account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account’s cost basis in the contract. There is minimal counterparty credit risk to the Accounts because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the Accounts’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Accounts’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Joint Trading Account. Certain of the Accounts may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating accounts’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.

Line of Credit. Certain of the Accounts participate with other funds managed by the Manager in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate or LIBOR Rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. During the period ended June 30, 2011, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, LargeCap Blend Account II, MidCap Blend Account, Real Estate Securities Account, and SmallCap Value Account I each borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

27

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

3. Operating Policies (Continued)

Mortgage Dollar Rolls. Certain of the Accounts have entered into mortgage-dollar-roll transactions, in which the Account sells mortgage-backed securities and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Account forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Accounts' portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the account in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Accounts’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

Senior Floating Rate Interests. The Accounts may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

To Be Announced Securities. The Accounts may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The value of the securities purchased on a TBA or when-issued basis are identified as such in each account’s schedule of investments.

28

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

3. Operating Policies (Continued)

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Accounts may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Accounts’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-thorough securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

During 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers, and privileges of FNMA and FHLMC and of any stockholder of FNMA and FHLMC. The U.S. Department of the Treasury then announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Department of the Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Department of the Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Department of the Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Department of the Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Department of the Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

29

NOTES TO FINANCIAL STATEMENTS

PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

3. Operating Policies (Continued)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives June 30, 2011		Liability Derivatives June 30, 2011
Derivatives not accounted for		Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
LargeCap Blend Account II
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 109 * Payables, Net Assets Consist of Net unrealized		$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Short-Term Income Account
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	$ — Payables, Net Assets Consist of Net unrealized		$ 82*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Growth Account II
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 227 * Payables, Net Assets Consist of Net unrealized		$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Value Account I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 114 * Payables, Net Assets Consist of Net unrealized		$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

Change in Unrealized
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Appreciation/Depreciation of Derivatives
as hedging instruments	Recognized in Operations	Recognized in Operations	Recognized in Operations
LargeCap Blend Account II
Equity contracts	Net realized gain (loss) from Futures	$ 377	$ 21
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts
Short-Term Income Account
Interest rate contracts	Net realized gain (loss) from Futures	$ (274)	$ (430)
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts
SmallCap Growth Account II
Equity contracts	Net realized gain (loss) from Futures	$ 280	$ 139
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts
SmallCap Value Account I
Equity contracts	Net realized gain (loss) from Futures	$ 86	$ 73
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Accounts and the notional values of the futures contracts will vary in accordance with the changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Short-Term Income Account. The notional values of the futures contracts will vary in accordance with changing duration of the account. The level of derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Accounts throughout the period ended June 30, 2011.

30

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

4. Fair Value

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Account are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Account’s assets and liabilities. Certain transfers may occur as a result of the Account’s valuation policies for international securities which involve fair value estimates based on observable market inputs when significant events occur between the local close and the time the net asset value of the Account is calculated. As of June 30, 2011 the following amount was transferred from Level 1 to Level 2: $349,668,292 in the Diversified International Account. There were no significant transfers in or out of Level 3.

31

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

4. Fair Value (Continued)

The following is a summary of the inputs used as of June 30, 2011 in valuing the Funds' securities carried at value (amounts shown in thousands):

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)
Diversified International Account
Common Stocks
Basic Materials	$ 15,817		$ 49,736	$ —	$ 65,553
Communications		5,219	41,619	—	46,838
Consumer, Cyclical		5,063	62,108	—	67,171
Consumer, Non-cyclical		7,485	69,788	—	77,273
Diversified		—	4,687	—	4,687
Energy		12,358	41,749	219	54,326
Financial		23,065	88,308	—	111,373
Industrial		4,889	55,015	—	59,904
Technology		425	20,217	—	20,642
Utilities		1,350	13,759	—	15,109
Preferred Stocks
Communications	$ —		$ 556	$ —	$ 556
Repurchase Agreements	$ —		$ 6,918	$ —	$ 6,918
	Total investments in securities $	75,671	$ 454,460	$ 219	$ 530,350

Equity Income Account
Common Stocks*	$ 682,715		$ —	$ —	$ 682,715
Preferred Stocks	$ 4,727		$ —	$ —	$ 4,727
Repurchase Agreements		—	5,768	—	5,768
	Total investments in securities $	687,442	$ 5,768	$ —	$ 693,210

Government & High Quality Bond Account
Bonds	$ —		$ 154,754	$ 451	$ 155,205
Repurchase Agreements		—	6,240	—	6,240
U.S. Government & Government Agency Obligations		—	323,577	—	323,577
	Total investments in securities $	—	$ 484,571	$ 451	$ 485,022

Income Account
Bonds	$ —		$ 158,594	$ 1,525	$ 160,119
Common Stocks*		—	—	—	—
Convertible Bonds		—	2,305	—	2,305
Repurchase Agreements		—	10,477	—	10,477
Senior Floating Rate Interests		—	2,904	—	2,904
U.S. Government & Government Agency Obligations		—	60,046	—	60,046
	Total investments in securities $	—	$ 234,326	$ 1,525	$ 235,851

LargeCap Blend Account II
Common Stocks*	$ 173,665		$ —	$ —	$ 173,665
Repurchase Agreements		—	2,845	—	2,845
	Total investments in securities $	173,665	$ 2,845	$ —	$ 176,510
Assets
Equity Contracts**
Futures	$ 109		$ —	$ —	$ 109

32

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2011 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)
LargeCap Growth Account
Common Stocks*	$ 209,560		$ —	$ —	$ 209,560
Repurchase Agreements		—	168	—	168
	Total investments in securities $	209,560	$ 168	$ —	$ 209,728

MidCap Blend Account
Common Stocks
Basic Materials	$ 30,652		$ —	$ —	$ 30,652
Communications		83,561	—	—	83,561
Consumer, Cyclical		66,656	—	—	66,656
Consumer, Non-cyclical		129,350	—	—	129,350
Diversified		6,077	—	—	6,077
Energy		57,205	—	—	57,205
Financial		143,780	890	—	144,670
Industrial		20,932	—	—	20,932
Technology		39,795	—	—	39,795
Utilities		14,809	—	—	14,809
Repurchase Agreements		—	2,013	—	2,013
	Total investments in securities $	592,817	$ 2,903	$ —	$ 595,720

Money Market Account
Bonds	$ —		$ 20,943	$ —	$ 20,943
Commercial Paper		—	214,633	—	214,633
Investment Companies		8,140	—	—	8,140
Municipal Bonds		—	38,080	—	38,080
Repurchase Agreements		—	22,000	—	22,000
	Total investments in securities $	8,140	$ 295,656	$ —	$ 303,796

Principal Capital Appreciation Account
Common Stocks*	$ 159,877		$ —	$ —	$ 159,877
Repurchase Agreements		—	3,468	—	3,468
	Total investments in securities $	159,877	$ 3,468	$ —	$ 163,345

Real Estate Securities Account
Common Stocks*	$ 149,811		$ —	$ —	$ 149,811
Convertible Preferred Stocks
Financial	$ —		$ 1,650	$ —	$ 1,650
	Total investments in securities $	149,811	$ 1,650	$ —	$ 151,461

SAM Balanced Portfolio
Investment Companies	$ 951,212		$ —	$ —	$ 951,212
	Total investments in securities $	951,212	$ —	$ —	$ 951,212

SAM Conservative Balanced Portfolio
Investment Companies	$ 202,876		$ —	$ —	$ 202,876
	Total investments in securities $	202,876	$ —	$ —	$ 202,876

SAM Conservative Growth Portfolio
Investment Companies	$ 231,414		$ —	$ —	$ 231,414
	Total investments in securities $	231,414	$ —	$ —	$ 231,414

33

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2011 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)
SAM Flexible Income Portfolio
Investment Companies	$ 213,917		$ —	$ —	$ 213,917
	Total investments in securities $	213,917	$ —	$ —	$ 213,917

SAM Strategic Growth Portfolio
Investment Companies	$ 163,210		$ —	$ —	$ 163,210
	Total investments in securities $	163,210	$ —	$ —	$ 163,210

Short-Term Income Account
Bonds	$ —		$ 219,371	$ —	$ 219,371
Municipal Bonds		—	440	—	440
Repurchase Agreements		—	4,248	—	4,248
U.S. Government & Government Agency Obligations		—	3,201	—	3,201
	Total investments in securities $	—	$ 227,260	$ —	$ 227,260
Liabilities
Interest Rate Contracts**
Futures	$ (82)		$ —	$ —	$ (82)

SmallCap Growth Account II
Common Stocks
Basic Materials	$ 1,828		$ —	$ —	$ 1,828
Communications		8,655	—	1	8,656
Consumer, Cyclical		10,897	—	—	10,897
Consumer, Non-cyclical		13,798	—	—	13,798
Diversified		13	—	—	13
Energy		4,115	—	—	4,115
Financial		3,139	—	—	3,139
Industrial		7,847	—	—	7,847
Technology		7,357	—	—	7,357
Utilities		23	—	—	23
Repurchase Agreements	$ —		$ 3,259	$ —	$ 3,259
	Total investments in securities $	57,672	$ 3,259	$ 1	$ 60,932
Assets
Equity Contracts**
Futures	$ 227		$ —	$ —	$ 227

SmallCap Value Account I
Common Stocks*	$ 107,664		$ —	$ —	$ 107,664
Repurchase Agreements		—	3,339	—	3,339
	Total investments in securities $	107,664	$ 3,339	$ —	$ 111,003
Assets
Equity Contracts**
Futures	$ 114		$ —	$ —	$ 114

*For additional detail regarding sector classifications, please see the Schedules of Investments.
**Futures are valued at the unrealized appreciation/(depreciation) on the instrument.

34

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

4. Fair Value (Continued)

The changes in investments measured at fair value for which the Accounts’ have used level 3 inputs to determine fair value are as follows (amounts in thousands):

				Accrued
				Discounts/
				Premiums						Net Change in Unrealized
		Value	Realized and Change			Proceeds Transfers Transfers			Value Appreciation/(Depreciation)
	December		Gain/	in Unrealized		from	into Level	Out of	June 30,	on Investments Held at
Fund		31, 2010	(Loss)	Gain/(Loss) Purchases		Sales	3*	Level 3*	2011	June 30, 2011
Diversified International Account
Common Stocks
Energy	$ —		$ —	$ 15	$ —	$ —	$ 204	$ —	$ 219	$ 15
	Total $	—	$ —	$ 15	$ —	$ —	$ 204	$ —	$ 219	$ 15

Government & High Quality Bond Account
Bonds	$ 8,564		$ —	$ 5	$ —	$ (195) $	—	$ (7,923) $	451	$ 5
	Total $	8,564	$ —	$ 5	$ —	$ (195) $	—	$ (7,923) $	451	$ 5

Income Account
Bonds	$ 1,847		$ (1,201)	$ 1,485	$ —	$ (606) $	—	$ —	$ 1,525	$ 135
	Total $	1,847	$ (1,201)	$ 1,485	$ —	$ (606) $	—	$ —	$ 1,525	$ 135

Short-Term Income Account
Bonds	$ 102		$ —	$ 5	$ —	$ —	$ —	$ (102) $	—	$ —
	Total $	102	$ —	$ 5	$ —	$ —	$ —	$ (102) $	—	$ —

SmallCap Growth Account II
Common Stocks
Communications $		—	$ —	$ 1	$ —	$ —	$ —	$ —	$ 1	$ 1
	Total $	—	$ —	$ 1	$ —	$ —	$ —	$ —	$ 1	$ 1

*Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading has been halted - transfer into Level 3 versus securities where trading resumes - transfer out of Level 3

2. Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired - transfer out of Level 3 3. Instances where a security is illiquid - transfer into Level 3 versus securities that are no longer illiquid - transfer out of Level 3.

4. Instances in which a security is not priced by pricing services using observable inputs, transferred into Level 3 versus once a security is priced by a pricing service using observable inputs, transfer out of Level 3.

35

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Fund has agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each account’s average daily net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The annual rates used in this calculation for each of the other Accounts are as follows:

				Net Assets of Accounts (in millions)
								Over
			First $100	Next $100	Next $100		Next $100	$400
Equity Income Account			.60%	.55%	.50%		.45%	.40%
MidCap Blend Account			.65	.60	.55		.50	.45
Money Market Account			.50	.45	.40		.35	.30
Real Estate Securities Account			.90	.85	.80		.75	.70
SmallCap Growth Account II			1.00	.95	.90		.85	.80
SmallCap Value Account I			1.10	1.05	1.00		.95	.90

				Net Assets of Accounts (in millions)
								Over
			First $250	Next $250	Next $250		Next $250	$1,000
Diversified International Account			.85%	.80%	.75%		.70%	.65%
LargeCap Blend Account II			.75	.70	.65		.60	.55

	Net Assets of Account
			(in millions)
	First	Next	Over
	$200	$300	$500
Short-Term Income Account	.50%	.45%	.40%

	Net Assets of Account						Net Assets of Account
	(in millions)						(in millions)
					First	Next	Next $1	Next $1	Over $3
	First $500		Over $500		$500	$500	billion	billion	billion
Principal Capital				LargeCap Growth
Appreciation Account	.625%		.50%	Account	.68%	.63%	.61%	.56%	.51%

		Net Assets of Accounts
			First $2	Over $2
			billion	billion
Income Account			.50%	.45%
Government & High Quality Bond Account			.50	.45

The Manager has contractually agreed to limit the Account’s management and investment advisory fees for certain of the Accounts through the period ended April 30, 2012. The expense limit will reduce the Account’s management and investment advisory fees by the following amounts:

LargeCap Blend Account II	.018%
SmallCap Growth Account II	.020
SmallCap Value Account I	.020

36

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

The Manager has contractually agreed to limit the expenses (excluding interest the Accounts incur in connection with investments they make) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

		From January 1, 2011 through June 30, 2011
	Class 1	Class 2	Expiration
SmallCap Value Account I	.99%	1.24%	April 30, 2012

The Manager has contractually agreed to limit Short-Term Income Account’s expenses by .01% through the period ended April 30, 2012.

In addition, the Manager has voluntarily agreed to limit Money Market Account’s expenses to the extent necessary to maintain a 0% yield. The voluntary limit may be terminated at any time.

Distribution and Shareholder Servicing Fees. Class 2 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Accounts. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rate for Class 2 shares is .25%.

Principal Funds Distributor, Inc. has voluntarily agreed to limit Money Market Account’s distribution fees attributable to Class 2 shares of Money Market Account. The limit will maintain the level of distribution fees not to exceed 0% for Class 2 shares. The limit may be terminated at any time.

Affiliated Ownership. At June 30, 2011, Principal Life Insurance Company (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Accounts as follows (amounts in thousands):

	Class 1		Class 1
Diversified International Account	28,326	SAM Balanced Portfolio	47,708
Equity Income Account	20,915	SAM Conservative Balanced Portfolio	15,095
Government & High Quality Bond Account	23,376	SAM Conservative Growth Portfolio	5,463
LargeCap Blend Account II	23,209	SAM Flexible Income Portfolio	14,030
LargeCap Growth Account	5,410	SAM Strategic Growth Portfolio	3,918
MidCap Blend Account	12,571	Short-Term Income Account	66,756
Money Market Account	296,293	SmallCap Growth Account II	4,512
Principal Capital Appreciation Account	397	SmallCap Value Account I	7,904
Real Estate Securities Account	8,822

6. Investment Transactions

For the period ended June 30, 2011, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales
Diversified International Account	$ 207,774	$ 232,754	SAM Balanced Portfolio	$ 95,921	$ 121,446
Equity Income Account	38,001	72,013	SAM Conservative Balanced Portfolio	24,428	23,026
Government & High Quality Bond Account	132,886	134,026	SAM Conservative Growth Portfolio	40,394	45,664
Income Account	34,484	25,491	SAM Flexible Income Portfolio	29,973	27,101
LargeCap Blend Account II	37,170	51,533	SAM Strategic Growth Portfolio	28,797	25,806
LargeCap Growth Account	72,024	76,684	Short-Term Income Account	67,221	58,661
MidCap Blend Account	80,552	117,201	SmallCap Growth Account II	25,792	26,980
Principal Capital Appreciation Account	8,151	11,410	SmallCap Value Account I	38,489	49,619
Real Estate Securities Account	19,348	23,044

37

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

6. Investment Transactions (Continued)

For the period ended June 30, 2011, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales
Government & High Quality Bond Account	$ 51,111	$ 49,966
Income Account	–	1,965
Short-Term Income Account	–	5

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30, 2011 and December 31, 2010 were as follows (amounts in thousands):

			Long-Term
	Ordinary Income		Capital Gain
	2011	2010	2011	2010*
Diversified International Account	$ 846 $	7,313	$ – $	–
Equity Income Account	3,363	16,791	–	–
Government & High Quality Bond Account	860	15,058	501	–
Income Account	943	14,702	–	–
LargeCap Blend Account II	52	4,336	–	–
LargeCap Growth Account	–	123	–	–
MidCap Blend Account	–	11,776	6,642	–
Principal Capital Appreciation Account	128	2,219	913	2,679
Real Estate Securities Account	–	4,386	–	–
SAM Balanced Portfolio	25,299	31,400	–	–
SAM Conservative Balanced Portfolio	6,782	7,686	1,287	–
SAM Conservative Growth Portfolio	4,346	6,705	–	–
SAM Flexible Income Portfolio	7,927	10,098	260	–
SAM Strategic Growth Portfolio	2,194	3,147	–	–
Short-Term Income Account	346	4,166	35	–
SmallCap Value Account I	46	939	–	–

*The accounts designate these distributions as long-term capital gain dividends per IRC code Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

38

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

7. Federal Tax Information (Continued)

Distributable Earnings. As of December 31, 2010, the components of distributable earnings on a federal income tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed
	Ordinary Income	Long-Term Capital Gains
Diversified International Account	$ 846	$ —
Equity Income Account	938	—
Government & High Quality Bond Account	860	497
Income Account	569	—
LargeCap Blend Account II	64	—
MidCap Blend Account	232	6,670
Principal Capital Appreciation Account	217	900
Real Estate Securities Account	287	—
SAM Balanced Portfolio	25,293	—
SAM Conservative Balanced Portfolio	6,780	1,285
SAM Conservative Growth Portfolio	4,345	—
SAM Flexible Income Portfolio	7,927	260
SAM Strategic Growth Portfolio	2,194	—
Short-Term Income Account	342	35
SmallCap Value Account I	111	—

Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

As of December 31, 2010, LargeCap Growth Account, Money Market Account and SmallCap Growth Account II had no distributable earnings on a federal income tax basis.

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of an account. At December 31, 2010, the following Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):

			Net Capital Loss Carryforward Expiring In:
										Annual
	2011	2012	2013	2014	2015	2016	2017	2018	Total	Limitations*
Diversified International Account	$ –	$ –	$ – $	–	$ 15,107	$ 77,655	$ 99,463	$ –	$ 192,225 $	–
Equity Income Account	–	–	–	–	–	44,666	62,984	–	107,650	–
Government & High Quality Bond Account	238	1,119	1,134	1,308	436	22,355	4,321	–	30,911	10,064
Income Account	–	–	–	–	–	–	2,836	1,584	4,420	–
LargeCap Blend Account II	–	–	–	–	–	14,033	34,691	–	48,724	–
LargeCap Growth Account	4,354	–	1,468	–	–	15,047	51,553	–	72,422	12,160
MidCap Blend Account	–	–	–	–	–	40,719	–	–	40,719	–
Money Market Account	–	–	–	–	–	6	4	–	10	–
Real Estate Securities Account	–	–	–	–	–	–	37,451	–	37,451	–
SAM Balanced Portfolio	–	–	–	–	–	–	2,143	3,295	5,438	–
SAM Conservative Growth Portfolio	–	–	–	–	–	173	4,565	3,484	8,222	8,520
SAM Strategic Growth Portfolio	–	–	–	–	–	–	988	2,203	3,191	–
Short-Term Income Account	–	–	328	348	1,956	10,846	8,298	–	21,776	–
SmallCap Growth Account II	–	7,505	–	–	–	9,450	21,143	–	38,098	–
SmallCap Value Account I	–	–	–	–	–	938	28,975	–	29,913	–

* In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Account’s losses have been subjected to an annual limitation.

Capital losses generated during the fiscal year ending December 31, 2011 will be subject to the provisions of the Regulated Investment Company Modernization Act of 2010. Effective for taxable years beginning after the enactment date of the Act, if capital losses are not reduced by capital gains during the fiscal year, the losses will be carried forward with no expiration and with the short-term or long-term character of the loss retained. Capital loss carryforwards generated in future years must be fully utilized before those capital loss carryforwards listed with noted expiration dates in the table above.

39

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

7. Federal Tax Information (Continued)

As of December 31, 2010, the following accounts had expired capital loss carryforwards or utilized capital loss carryforwards as follows (amounts in thousands):

	Expired	Utilized		Expired	Utilized
Diversified International Account	$ —	$20,366	Principal Capital Appreciation Account	$ —	$ 151
Equity Income Account	—	1,690	Real Estate Securities Account	—	18,671
Government & High Quality Bond Account	—	3,083	SAM Conservative Balanced Portfolio	—	114
LargeCap Blend Account II	—	4,607	SAM Flexible Income Portfolio	—	2,039
LargeCap Growth Account	—	25,910	Short-Term Income Account	—	1,826
MidCap Blend Account	—	18,300	SmallCap Growth Account II	3,642	17,005
Money Market Account	—	49	SmallCap Value Account I	—	10,870

Post-October Losses. Post-October losses are certain capital and foreign currency losses which occur during the portion of a regulated investment company’s taxable year subsequent to October 31. These losses have been deferred until the first day of the next taxable year. At December 31, 2010, the Accounts had approximate post-October losses as follows (amounts in thousands):

Diversified International Account	$ 40
Income Account	174
SAM Conservative Growth Portfolio	3,965
SAM Strategic Growth Portfolio	3,260

Reclassification of Capital Accounts. The Accounts may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Accounts. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Accounts’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2010, the Accounts recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated Net
	Undistributed Net	Realized Gain on	Capital Shares and
	Investment Income	Investments	Paid in Capital
Diversified International Account	$ 135	$ (55,566)	$ 55,431
Equity Income Account	77	(10)	(67)
Government & High Quality Bond Account	1,496	(29,393)	27,897
Income Account	663	(663)	—
LargeCap Growth Account	36	—	(36)
MidCap Blend Account	(1)	(52,076)	52,077
Short-Term Income Account	100	(22,883)	22,783
SmallCap Growth Account II	465	3,642	(4,107)
SmallCap Value Account I	20	(20)	—

40

Schedule of Investments
Diversified International Account
June 30, 2011 (unaudited)

COMMON STOCKS - 97.98%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 0.85%			Banks (continued)
Meggitt PLC	29,407 $	180	Malayan Banking Bhd	445,800 $	1,322
MTU Aero Engines Holding AG	23,283	1,860	Mitsubishi UFJ Financial Group Inc	767,200	3,739
Saab AB	7,039	161	National Australia Bank Ltd	118,046	3,264
Safran SA	55,093	2,351	National Bank of Canada	30,900	2,506
	$ 4,552		Sberbank of Russia	509,933	1,881
Agriculture - 1.98%			Societe Generale SA	35,019	2,074
British American Tobacco PLC	121,847	5,343	Standard Chartered PLC	128,473	3,375
Bunge Ltd	10,567	729	Sumitomo Mitsui Financial Group Inc	99,800	3,077
Imperial Tobacco Group PLC	93,333	3,107	Svenska Handelsbanken AB	66,362	2,046
ITC Ltd	173,044	787	Swedbank AB	155,055	2,607
Souza Cruz SA	48,360	611	Toronto-Dominion Bank/The	47,600	4,036
	$ 10,577		UBS AG (a)	43,120	787
Airlines - 0.08%			Westpac Banking Corp	51,985	1,247
Air China Ltd	410,000	427	Yes Bank Ltd	15,648	109
				$ 66,790
Apparel - 0.71%			Beverages - 1.17%
Burberry Group PLC	127,189	2,958	Anheuser-Busch InBev NV	51,837	3,009
Far Eastern New Century Corp	419,140	655	Cia de Bebidas das Americas ADR	57,855	1,951
Hugo Boss AG	1,674	170	Dydo Drinco Inc	3,900	145
	$ 3,783		Fomento Economico Mexicano SAB de CV ADR	16,951	1,127
Automobile Manufacturers - 4.75%				$ 6,232
Bayerische Motoren Werke AG	26,657	2,662	Biotechnology - 0.03%
Daihatsu Motor Co Ltd	75,000	1,276	Morphosys AG (a)	5,393	159
Daimler AG	57,585	4,343
Great Wall Motor Co Ltd	253,500	420	Building Materials - 0.22%
Honda Motor Co Ltd	77,700	2,993	Central Glass Co Ltd	32,000	154
Hyundai Motor Co	8,278	1,845	China National Building Material Co Ltd	313,548	619
Kia Motors Corp	23,456	1,596	Forbo Holding AG (a)	317	241
Mahindra & Mahindra Ltd	52,462	826	Sumitomo Osaka Cement Co Ltd	51,000	143
Nissan Motor Co Ltd	262,300	2,757		$ 1,157
Tata Motors Ltd	19,124	427	Chemicals - 5.43%
Volkswagen AG - Pref Shares	16,611	3,435	Agrium Inc	15,000	1,317
Volvo AB - B Shares	156,881	2,746	Arkema SA	15,298	1,573
	$ 25,326		Asahi Kasei Corp	223,000	1,503
Automobile Parts & Equipment - 1.77%			BASF SE	67,261	6,593
Cie Generale des Etablissements Michelin	19,419	1,902	China Petrochemical Development Corp (a)	235,000	270
Faurecia	27,631	1,185	Croda International PLC	8,385	254
Georg Fischer AG (a)	308	169	Formosa Chemicals & Fibre Corp	387,000	1,444
JTEKT Corp	72,600	1,070	Formosa Plastics Corp	137,000	495
Nissin Kogyo Co Ltd	6,800	123	Incitec Pivot Ltd	298,332	1,242
Pirelli & C SpA	183,865	1,988	Johnson Matthey PLC	40,311	1,273
Plastic Omnium SA	4,209	137	Kolon Industries Inc	2,825	274
Unipres Corp	1,800	47	Koninklijke DSM NV	24,612	1,597
Valeo SA	41,382	2,831	KP Chemical Corp	13,000	301
	$ 9,452		Lanxess AG	19,892	1,632
Banks - 12.52%			LG Chem Ltd	2,363	1,086
Aareal Bank AG (a)	4,116	141	Linde AG	10,729	1,882
Australia & New Zealand Banking Group Ltd	151,349	3,588	Lintec Corp	4,810	136
Banco Bradesco SA	41,799	846	Nippon Shokubai Co Ltd	15,912	194
Banco do Brasil SA	67,145	1,197	Potash Corp of Saskatchewan Inc	64,500	3,684
Bangkok Bank PCL	248,000	1,283	Yara International ASA	36,766	2,066
Bank Mandiri Tbk PT	598,278	504	Zeon Corp	18,000	168
Bank of China Ltd	2,762,500	1,352		$ 28,984
Bank Rakyat Indonesia Persero Tbk PT	844,000	642	Coal - 0.23%
BNP Paribas	51,196	3,948	China Shenhua Energy Co Ltd	55,000	263
Canadian Imperial Bank of Commerce/Canada	31,800	2,511	Coal India Ltd	50,960	448
Canadian Western Bank	6,100	195	Indo Tambangraya Megah PT	53,500	280
China Construction Bank Corp	1,492,535	1,242	New World Resources NV (b)	14,100	219
Credicorp Ltd	1,615	139		$ 1,210
DBS Group Holdings Ltd	220,000	2,632	Commercial Services - 0.38%
DnB NOR ASA	202,630	2,823	Aggreko PLC	34,302	1,063
Grupo Financiero Banorte SAB de CV	172,040	781	Altran Technologies SA (a)	19,149	155
Grupo Financiero Galicia SA ADR	30,629	415	Ashtead Group PLC	48,630	133
Gunma Bank Ltd/The	31,000	164	Cape PLC	15,560	137
Home Capital Group Inc	3,000	161	Cielo SA	16,100	399
HSBC Holdings PLC	572,386	5,675	Emeco Holdings Ltd	114,354	139
ICICI Bank Ltd ADR	23,585	1,163		$ 2,026
Industrial and Commercial Bank of China Ltd	1,976,555	1,507	Computers - 0.64%
Industrial Bank of Korea	36,880	647	Asustek Computer Inc	59,000	587
Itau Unibanco Holding SA	44,815	1,039	Foxconn Technology Co Ltd	95,000	395
Laurentian Bank of Canada	2,700	125

See accompanying notes

41

Schedule of Investments
Diversified International Account
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Computers (continued)			Electronics (continued)
Infosys Ltd ADR	6,515 $	425	Yageo Corp (a)	130,000 $	59
Lenovo Group Ltd	1,314,000	756		$ 11,276
Tata Consultancy Services Ltd	46,555	1,237	Energy - Alternate Sources - 0.06%
	$ 3,400		GCL-Poly Energy Holdings Ltd	597,000	311
Consumer Products - 0.31%
Henkel AG & Co KGaA - Pref Shares	21,263	1,478	Engineering & Construction - 1.09%
Societe BIC SA	2,118	205	Bilfinger Berger SE	10,379	1,028
	$ 1,683		China Communications Construction Co Ltd	454,000	392
Distribution & Wholesale - 1.15%			Daelim Industrial Co Ltd	7,842	949
DCC PLC	6,503	185	Monadelphous Group Ltd	7,087	140
D'ieteren SA/NV	2,492	170	Nippo Corp	19,000	154
Inchcape PLC	22,680	152	NRW Holdings Ltd	39,676	119
Mitsubishi Corp	120,011	2,998	SembCorp Industries Ltd	298,000	1,213
Ship Healthcare Holdings Inc	6,800	126	Taihei Dengyo Kaisha Ltd	16,000	121
Sumitomo Corp	182,569	2,484	Vinci SA	26,180	1,680
	$ 6,115			$ 5,796
Diversified Financial Services - 1.88%			Entertainment - 0.03%
African Bank Investments Ltd	60,626	309	William Hill PLC	47,151	173
Azimut Holding SpA	10,649	99
Challenger Ltd/AU	24,326	128	Environmental Control - 0.02%
Close Brothers Group PLC	13,548	168	Derichebourg SA (a)	15,184	118
Fubon Financial Holding Co Ltd	339,000	522
GAM Holding AG (a)	7,539	124	Food - 4.68%
Hana Financial Group Inc	14,500	509	Aryzta AG	3,944	212
IG Group Holdings PLC	17,972	126	BRF - Brasil Foods SA	55,100	932
IGM Financial Inc	22,034	1,155	Cermaq ASA	37,687	603
Intermediate Capital Group PLC	172,046	891	Charoen Pokphand Foods PCL (b)	697,200	671
International Personal Finance PLC	23,310	138	China Minzhong Food Corp Ltd (a)	88,000	108
KB Financial Group Inc	17,321	823	Cia Brasileira de Distribuicao Grupo Pao de Acucar	9,399	441
Mega Financial Holding Co Ltd	1,520,000	1,332	ADR
ORIX Corp	30,850	3,001	Danone	33,582	2,507
Provident Financial PLC	15,954	247	Jeronimo Martins SGPS SA	111,583	2,143
Woori Finance Holdings Co Ltd	34,500	453	Kerry Group PLC	33,549	1,382
	$ 10,025		Kesko OYJ	22,747	1,058
Electric - 1.62%			Metro AG	29,209	1,769
Atco Ltd/Canada	2,900	188	Nestle SA	126,638	7,880
Capital Power Corp	4,445	115	Nutreco NV	21,179	1,557
China Resources Power Holdings Co Ltd	274,000	536	Suedzucker AG	50,430	1,796
Cia Paranaense de Energia	17,200	460	Viscofan SA	5,445	217
CLP Holdings Ltd	217,500	1,929	WM Morrison Supermarkets PLC	356,726	1,706
Enel SpA	439,040	2,869		$ 24,982
Enersis SA ADR	14,935	345	Forest Products & Paper - 0.34%
Federal Hydrogenerating Co JSC ADR	271	1	Billerud AB	12,947	136
International Power PLC	203,639	1,052	Hokuetsu Kishu Paper Co Ltd	19,500	119
PGE SA	37,059	324	Sumitomo Forestry Co Ltd	15,300	140
Reliance Infrastructure Ltd (a)	20,672	248	Svenska Cellulosa AB	100,529	1,418
Tenaga Nasional BHD	264,400	594		$ 1,813
	$ 8,661		Gas - 0.44%
Electrical Components & Equipment - 2.01%			Centrica PLC	408,870	2,123
Hitachi Ltd	724,261	4,299	Keyera Corp	5,313	241
LG Electronics Inc	4,734	369		$ 2,364
Mitsubishi Electric Corp	257,000	2,985	Hand & Machine Tools - 0.20%
Schneider Electric SA	15,396	2,571	Finning International Inc	36,900	1,094
Simplo Technology Co Ltd	64,000	517
	$ 10,741		Healthcare - Products - 0.83%
Electronics - 2.11%			Coloplast A/S	13,456	2,046
Alps Electric Co Ltd	13,900	142	DiaSorin SpA	4,372	210
Anritsu Corp	100,000	875	Draegerwerk AG & Co KGaA	1,483	166
Electrocomponents PLC	45,520	199	Elekta AB	39,454	1,872
Hamamatsu Photonics KK	24,800	1,072	Paramount Bed Co Ltd	4,700	130
Hon Hai Precision Industry Co Ltd	147,846	509		$ 4,424
Keyence Corp	6,900	1,959	Healthcare - Services - 0.04%
Kyocera Corp	20,800	2,118	Ramsay Health Care Ltd	11,457	224
Murata Manufacturing Co Ltd	24,100	1,611
Renishaw PLC	6,229	175	Holding Companies - Diversified - 0.88%
Rexel SA	5,437	135	GS Holdings	6,092	448
Spectris PLC	5,510	141	Imperial Holdings Ltd	58,569	1,051
Toshiba Corp	378,000	1,993	KOC Holding AS	162,885	700
Toyo Corp/Chuo-ku	12,700	138	Swire Pacific Ltd	168,998	2,488
Ulvac Inc	6,100	150		$ 4,687

See accompanying notes

42

Schedule of Investments
Diversified International Account
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Home Builders - 0.05%			Mining - 6.15%
Barratt Developments PLC (a)	70,481 $	129	Alacer Gold Corp (a)	8,712 $	73
Persimmon PLC	20,187	157	Anglo American PLC	77,588	3,848
	$ 286		Antofagasta PLC	13,833	310
Home Furnishings - 0.05%			Barrick Gold Corp	55,300	2,511
De'Longhi SpA	8,907	104	BHP Billiton Ltd	135,669	6,412
SEB SA	1,827	191	Centerra Gold Inc	59,200	982
	$ 295		Cia de Minas Buenaventura SA ADR	14,812	563
Insurance - 3.42%			Grupo Mexico SAB de CV	126,600	418
Allianz SE	20,350	2,838	Hindalco Industries Ltd	148,207	601
Amlin PLC	26,091	170	IAMGOLD Corp	79,725	1,499
China Life Insurance Co Ltd	71,000	245	Iluka Resources Ltd	12,794	231
Helvetia Holding AG	496	213	KGHM Polska Miedz SA	21,296	1,529
Lancashire Holdings Ltd	21,059	221	Korea Zinc Co Ltd	1,871	721
Legal & General Group PLC	1,267,628	2,401	Medusa Mining Ltd	21,548	152
PICC Property & Casualty Co Ltd (a)	234,000	400	MMC Norilsk Nickel OJSC ADR	13,676	357
Ping An Insurance Group Co	140,500	1,457	Orica Ltd	52,279	1,516
Prudential PLC	281,043	3,245	Pan Australian Resources Ltd (a)	38,126	155
Sampo OYJ	99,246	3,204	Rio Tinto Ltd	69,592	6,229
Sanlam Ltd	218,878	893	SEMAFO Inc (a)	16,311	125
Zurich Financial Services (a)	11,739	2,970	Umicore SA	24,249	1,323
	$ 18,257		Vale SA - Pref Shares	113,648	3,246
Internet - 0.18%				$ 32,801
Atea ASA	13,336	140	Miscellaneous Manufacturing - 1.87%
Gree Inc	37,000	809	Aalberts Industries NV	6,476	152
	$ 949		Amano Corp	12,700	117
Investment Companies - 0.59%			IMI PLC	102,800	1,738
ABG Sundal Collier Holding ASA	78,669	86	Largan Precision Co Ltd	9,515	306
Investor AB	89,230	2,046	Melrose PLC	33,652	196
			Neo Material Technologies Inc (a)	20,000	192
Resolution Ltd	218,114	1,028	Peace Mark Holdings Ltd (a),(b),(c)	300,000	—
	$ 3,160
Iron & Steel - 0.37%			Senior PLC	49,054	143
Ferrexpo PLC	18,337	138	Siemens AG	44,282	6,085
Kumba Iron Ore Ltd	9,090	652	Wartsila OYJ	31,176	1,054
Labrador Iron Ore Royalty Corp	3,600	145		$ 9,983
Mount Gibson Iron Ltd (a)	61,873	123	Office & Business Equipment - 0.71%
POSCO ADR	5,183	563	Canon Inc	79,700	3,791
Severstal OAO	18,098	334
	$ 1,955		Oil & Gas - 9.16%
Leisure Products & Services - 0.45%			AOC Holdings Inc	16,400	118
			Aurora Oil and Gas Ltd (a)	51,581	195
Sega Sammy Holdings Inc	124,500	2,407	Baytex Energy Corp	4,400	240
Lodging - 0.48%			BG Group PLC	230,887	5,243
			BowLeven PLC (a)	21,282	115
Genting Bhd	208,500	777
SJM Holdings Ltd	756,000	1,798	BP PLC	152,115	1,120
	$ 2,575		Canadian Natural Resources Ltd	56,100	2,352
			China Petroleum & Chemical Corp	376,000	382
Machinery - Construction & Mining - 0.43%			CNOOC Ltd	372,000	876
Atlas Copco AB - A Shares	76,053	2,003	EnQuest PLC (a)	1	—
Danieli & C Officine Meccaniche SpA	4,258	118	Gazprom OAO ADR	199,933	2,909
Wajax Corp	4,351	164	Lukoil OAO ADR	26,117	1,665
	$ 2,285		Lundin Petroleum AB (a)	12,437	169
Machinery - Diversified - 1.36%			MOL Hungarian Oil and Gas PLC (a)	3,910	448
Daifuku Co Ltd	20,500	133	Oil & Natural Gas Corp Ltd	27,704	170
Duerr AG	3,156	128	Pacific Rubiales Energy Corp	69,300	1,857
IHI Corp	552,000	1,426	PetroChina Co Ltd	1,189,199	1,747
Metso OYJ	33,546	1,907	Petroleo Brasileiro SA ADR	81,893	2,773
Mitsubishi Heavy Industries Ltd	344,000	1,618	Petrominerales Ltd	4,679	137
Weir Group PLC/The	60,664	2,071	Polski Koncern Naftowy Orlen S.A. (a)	40,435	763
	$ 7,283		Repsol YPF SA	97,273	3,374
Media - 0.82%			Royal Dutch Shell PLC - A Shares	45,960	1,635
Cogeco Cable Inc	2,976	140	Royal Dutch Shell PLC - B Shares	194,102	6,927
Grupo Televisa SA ADR	41,447	1,019	Sasol Ltd	25,208	1,330
ITV PLC (a)	1,399,428	1,607	Seadrill Ltd	73,996	2,602
SKY Perfect JSAT Holdings Inc	295	122	SK Holdings Co Ltd	4,911	856
WPP PLC	117,102	1,467	Statoil ASA	84,006	2,127
	$ 4,355		Thai Oil PCL (b)	128,584	313
Metal Fabrication & Hardware - 0.17%			Total SA	109,977	6,358
Catcher Technology Co Ltd	101,000	639	Twin Butte Energy Ltd (a)	31,537	79
Hoganas AB	4,243	170		$ 48,880
JFE Shoji Holdings Inc	18,000	88	Oil & Gas Services - 0.74%
	$ 897		Calfrac Well Services Ltd	4,600	151

See accompanying notes

43

Schedule of Investments
Diversified International Account
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas Services (continued)			Shipbuilding - 0.17%
Canyon Services Group Inc	14,100 $	195	Hyundai Heavy Industries Co Ltd	2,123 $	886
Lamprell PLC	17,005	103
Petrofac Ltd	1	—	Software - 0.81%
Saipem SpA	34,235	1,768	Aero Inventory PLC (a),(b),(c)	19,271	—
Technip SA	15,933	1,708	Capcom Co Ltd	36,600	844
	$ 3,925		Konami Corp	38,300	907
Pharmaceuticals - 5.05%			SAP AG	42,779	2,594
AstraZeneca PLC	61,256	3,062		$ 4,345
GlaxoSmithKline PLC	44,242	948	Storage & Warehousing - 0.05%
KYORIN Holdings Inc	9,000	179	Mitsui-Soko Co Ltd	32,000	126
Novartis AG	90,951	5,574	Sumitomo Warehouse Co Ltd/The	31,000	140
Novo Nordisk A/S	36,523	4,576		$ 266
Roche Holding AG	31,162	5,217	Telecommunications - 7.78%
Shire PLC	107,326	3,356	Advanced Info Service PCL (b)	156,700	532
Takeda Pharmaceutical Co Ltd	59,700	2,759	Alcatel-Lucent/France (a)	369,180	2,130
Teva Pharmaceutical Industries Ltd ADR	26,859	1,295	America Movil SAB de CV ADR	28,484	1,535
	$ 26,966		Axiata Group Bhd	533,600	887
Real Estate - 1.60%			BT Group PLC	1,014,173	3,288
Brookfield Asset Management Inc	103,458	3,442	China Mobile Ltd	199,285	1,855
Daito Trust Construction Co Ltd	25,700	2,182	China Telecom Corp Ltd	1,062,000	693
FKP Property Group	132,773	100	Chunghwa Telecom Co Ltd	276,000	950
Gazit-Globe Ltd	13,306	160	HTC Corp	8,000	270
Great Eagle Holdings Ltd	59,000	197	Hutchison Telecommunications Hong Kong	460,667	143
IMMOFINANZ AG (a)	212,418	906	Holdings Ltd
Mitsui Fudosan Co Ltd	74,000	1,274	Manitoba Telecom Services Inc	34,700	1,175
Singapore Land Ltd	22,000	127	MTN Group Ltd	24,717	527
Wihlborgs Fastigheter AB	9,116	132	Nippon Telegraph & Telephone Corp	58,500	2,822
	$ 8,520		NTT DoCoMo Inc	2,266	4,047
REITS - 0.87%			QSC AG (a)	27,077	118
BLife Investment Corp	14	95	Sistema JSFC	28,684	738
CapitaMall Trust	281,000	428	Softbank Corp	64,500	2,443
Dundee Real Estate Investment Trust	4,700	158	Taiwan Mobile Co Ltd	280,000	759
ICADE	7,914	975	TDC A/S	135,800	1,240
Investa Office Fund	215,558	150	Tele2 AB	66,667	1,316
Kenedix Realty Investment Corp	40	154	Telefonaktiebolaget LM Ericsson	152,254	2,192
Mirvac Group	1,000,427	1,346	Telenet Group Holding NV (a)	25,411	1,210
RioCan Real Estate Investment Trust	48,900	1,315	Telenor ASA	128,385	2,101
	$ 4,621		Tim Participacoes SA ADR	12,434	612
Retail - 2.75%			Vodacom Group Ltd	81,058	1,008
Amplifon SpA	28,007	174	Vodafone Group PLC	2,618,328	6,943
Arcos Dorados Holdings Inc	23,619	498		$ 41,534
Cie Financiere Richemont SA	53,145	3,483	Textiles - 0.08%
Dollarama Inc	3,800	129	Cia Hering	17,800	405
Dufry Group (a)	1,089	137
GOME Electrical Appliances Holding Ltd	1,671,000	670	Toys, Games & Hobbies - 0.18%
Hyundai Department Store Co Ltd	2,286	372	Namco Bandai Holdings Inc	81,600	982
Jean Coutu Group PJC Inc/The	12,160	139
Kohnan Shoji Co Ltd	6,900	119	Transportation - 0.72%
K's Holdings Corp	4,240	183	Canadian National Railway Co	43,000	3,439
Lojas Renner SA	9,507	363	Construcciones y Auxiliar de Ferrocarriles SA	257	151
Shoppers Drug Mart Corp	48,600	2,001	Songa Offshore SE (a)	16,414	81
Swatch Group AG/The - BR	5,011	2,529	Stagecoach Group PLC	40,224	165
Tim Hortons Inc	31,300	1,528		$ 3,836
UNY Co Ltd	12,700	118	Water - 0.76%
WH Smith PLC	22,206	175	Pennon Group PLC	108,034	1,210
Woolworths Holdings Ltd/South Africa	214,822	946	Severn Trent PLC	50,075	1,183
Xebio Co Ltd	6,600	149	United Utilities Group PLC	175,844	1,691
Yamada Denki Co Ltd	11,850	966		$ 4,084
	$ 14,679		TOTAL COMMON STOCKS	$ 522,876
Semiconductors - 1.71%			PREFERRED STOCKS - 0.10%	Shares Held Value (000's)
Aixtron SE NA	3,756	128	Telecommunications - 0.10%
ARM Holdings PLC	226,630	2,131	Telecomunicacoes de Sao Paulo SA	19,065	556
ASM International NV	25,467	1,004
Hynix Semiconductor Inc	23,100	546	TOTAL PREFERRED STOCKS	$ 556
Powertech Technology Inc	120,000	404
Samsung Electronics Co Ltd	4,152	3,227
Taiwan Semiconductor Manufacturing Co Ltd	661,140	1,666
	$ 9,106

See accompanying notes

44

     Schedule of Investments Diversified International Account June 30, 2011 (unaudited)

Portfolio Summary (unaudited)

	Maturity		Country	Percent
	Amount		Japan	14 .13%
REPURCHASE AGREEMENTS - 1.30%	(000's)	Value (000's)	United Kingdom	13 .84%
			Canada	7 .74%
Banks - 1.30%			Germany	7 .67%
Investment in Joint Trading Account; Credit Suisse $	2,164	$ 2,163
Repurchase Agreement; 0.01% dated			France	6 .50%
06/30/11 maturing 07/01/11 (collateralized by			Switzerland	5 .56%
US Treasury Strips; $2,206,965; 0.00%; dated			Australia	4 .99%
02/15/15 - 08/15/37)
			Sweden	3 .55%
			Korea, Republic Of	3 .10%
Investment in Joint Trading Account; Deutsche	655	655	Brazil	2 .96%
Bank Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by			Netherlands	2 .46%
Sovereign Agency Issues; $667,897; 3.50% -			China	2 .26%
3.75%; dated 06/28/13 - 08/17/20)			Taiwan, Province Of China	2 .21%

Investment in Joint Trading Account; JP Morgan	1,139	1,139	Hong Kong	1 .88%
Repurchase Agreement; 0.01% dated			Norway	1 .87%
06/30/11 maturing 07/01/11 (collateralized by			United States	1 .59%
Sovereign Agency Issues; $1,161,561; 0.00%
- 9.80%; dated 01/09/12 - 03/12/21)			Russian Federation	1 .48%
			Denmark	1 .47%
			Italy	1 .37%
Investment in Joint Trading Account; Merrill	1,879	1,879
Lynch Repurchase Agreement; 0.01% dated			Finland	1 .36%
06/30/11 maturing 07/01/11 (collateralized by			South Africa	1 .27%
Sovereign Agency Issues; $1,916,575; 0.00%			India	1 .22%
- 8.10%; dated 07/11/11 - 11/18/30)
			Ireland	1 .21%
			Belgium	1 .07%
Investment in Joint Trading Account; Morgan	1,082	1,082	Mexico	0 .92%
Stanley Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by			Singapore	0 .85%
Sovereign Agency Issues; $1,103,483; 0.75%			Spain	0 .70%
- 4.75%; dated 04/20/12 - 10/28/15)			Malaysia	0 .66%
			Thailand	0 .53%
		$ 6,918	Bermuda	0 .53%
TOTAL REPURCHASE AGREEMENTS		$ 6,918	Poland	0 .49%
Total Investments		$ 530,350	Portugal	0 .40%
Other Assets in Excess of Liabilities, Net - 0.62%		$ 3,313	Israel	0 .27%
TOTAL NET ASSETS - 100.00%		$ 533,663	Indonesia	0 .26%
			Guernsey	0 .19%
			Argentina	0 .17%
(a) Non-Income Producing Security			Austria	0 .17%
(b)	Market value is determined in accordance with procedures established in
good faith by the Board of Directors. At the end of the period, the value of			Peru	0 .14%
these securities totaled $1,735 or 0.33% of net assets.			Turkey	0 .13%
			Hungary	0 .08%
(c) Security is Illiquid			Chile	0 .06%
			Colombia	0 .03%
			United Arab Emirates	0 .02%
Unrealized Appreciation (Depreciation)			Cyprus	0 .02%
The net federal income tax unrealized appreciation (depreciation) and federal tax			Other Assets in Excess of Liabilities, Net	0 .62%
cost of investments held as of the period end were as follows:			TOTAL NET ASSETS	100.00%

Unrealized Appreciation		$ 88,986
Unrealized Depreciation		(8,732)
Net Unrealized Appreciation (Depreciation)		$ 80,254
Cost for federal income tax purposes		$ 450,096
All dollar amounts are shown in thousands (000's)

See accompanying notes

45

Schedule of Investments Equity Income Account June 30, 2011 (unaudited)

COMMON STOCKS - 98.11%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 1.99%			Healthcare - Products - 2.21%
Lockheed Martin Corp	76,510 $	6,195	Becton Dickinson and Co	17,081 $	1,472
Raytheon Co	153,685	7,661	Johnson & Johnson	105,677	7,030
	$ 13,856		Medtronic Inc	178,953	6,895
Apparel - 1.34%				$ 15,397
VF Corp	85,607	9,294	Insurance - 7.12%
			ACE Ltd	237,296	15,619
Automobile Manufacturers - 0.20%			Allianz SE ADR	244,790	3,432
PACCAR Inc	26,684	1,363	Allstate Corp/The	200,631	6,125
			Chubb Corp	120,348	7,535
Automobile Parts & Equipment - 0.33%			Fidelity National Financial Inc	383,805	6,041
Johnson Controls Inc	54,853	2,285	MetLife Inc	151,501	6,646
			Validus Holdings Ltd	134,533	4,164
Banks - 6.95%				$ 49,562
Australia & New Zealand Banking Group Ltd	78,226	1,854	Machinery - Diversified - 1.00%
ADR			Deere & Co	84,481	6,966
Banco Santander SA ADR	669,357	7,704
Bank of New York Mellon Corp/The	180,128	4,615	Media - 1.09%
Bank of Nova Scotia	130,199	7,834	Walt Disney Co/The	87,419	3,413
JP Morgan Chase & Co	168,733	6,908	Yellow Media Inc	1,663,132	4,158
M&T Bank Corp	76,241	6,705		$ 7,571
Northern Trust Corp	135,576	6,231	Mining - 0.79%
US Bancorp	256,285	6,538	BHP Billiton Ltd ADR	58,371	5,524
	$ 48,389
Beverages - 1.21%			Miscellaneous Manufacturing - 3.54%
Coca-Cola Co/The	40,002	2,692	3M Co	61,028	5,788
Dr Pepper Snapple Group Inc	112,603	4,721	Honeywell International Inc	78,906	4,702
Molson Coors Brewing Co	22,900	1,025	Parker Hannifin Corp	91,684	8,228
	$ 8,438		Siemens AG ADR	43,002	5,914
Chemicals - 1.25%				$ 24,632
Air Products & Chemicals Inc	34,147	3,264	Oil & Gas - 9.27%
EI du Pont de Nemours & Co	100,648	5,440	Chevron Corp	147,158	15,134
	$ 8,704		Encana Corp	257,878	7,940
Commercial Services - 0.57%			Exxon Mobil Corp	136,327	11,094
Automatic Data Processing Inc	75,274	3,965	Marathon Oil Corp	225,807	11,896
			Penn West Petroleum Ltd	302,388	6,979
Consumer Products - 1.22%			Total SA ADR	198,535	11,483
Kimberly-Clark Corp	127,903	8,513		$ 64,526
			Pharmaceuticals - 12.95%
Distribution & Wholesale - 1.99%			Abbott Laboratories	303,428	15,966
Genuine Parts Co	253,938	13,814	Bristol-Myers Squibb Co	461,472	13,364
			GlaxoSmithKline PLC ADR	245,416	10,528
Diversified Financial Services - 4.24%			Merck & Co Inc	401,716	14,177
AllianceBernstein Holding LP	400,007	7,776	Novartis AG ADR	152,310	9,308
BlackRock Inc	38,545	7,393	Pfizer Inc	648,095	13,351
Federated Investors Inc	261,819	6,242	Roche Holding AG ADR	205,020	8,603
NYSE Euronext	236,625	8,109	Teva Pharmaceutical Industries Ltd ADR	99,713	4,808
	$ 29,520			$ 90,105
Electric - 4.55%			Pipelines - 2.63%
NextEra Energy Inc	186,917	10,740	Enterprise Products Partners LP	222,309	9,606
Progress Energy Inc	222,913	10,702	Kinder Morgan Energy Partners LP	79,745	5,789
Wisconsin Energy Corp	41,723	1,308	Spectra Energy Corp	105,026	2,879
Xcel Energy Inc	366,892	8,916		$ 18,274
	$ 31,666		REITS - 5.54%
Electrical Components & Equipment - 1.21%			Annaly Capital Management Inc	771,354	13,915
Emerson Electric Co	149,390	8,403	Chimera Investment Corp	768,948	2,661
			Digital Realty Trust Inc	249,149	15,392
Entertainment - 0.40%			HCP Inc	87,300	3,203
OPAP SA ADR	350,030	2,765	Health Care REIT Inc	64,958	3,406
				$ 38,577
Food - 3.59%			Retail - 3.70%
General Mills Inc	88,252	3,285	Costco Wholesale Corp	39,763	3,230
Kellogg Co	56,742	3,139	McDonald's Corp	126,957	10,705
Kraft Foods Inc	318,327	11,215	Wal-Mart Stores Inc	222,067	11,801
Kroger Co/The	92,444	2,292		$ 25,736
Sysco Corp	162,631	5,071	Semiconductors - 4.78%
	$ 25,002		Applied Materials Inc	157,026	2,043
Gas - 1.42%			Intel Corp	645,253	14,299
Sempra Energy	186,822	9,879	Maxim Integrated Products Inc	85,044	2,173
			Microchip Technology Inc	224,873	8,525

See accompanying notes

46

Schedule of Investments Equity Income Account June 30, 2011 (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)
Semiconductors (continued)			Unrealized Appreciation (Depreciation)
Taiwan Semiconductor Manufacturing Co Ltd	492,140 $	6,206	The net federal income tax unrealized appreciation (depreciation) and federal tax
ADR			cost of investments held as of the period end were as follows:
		$ 33,246
Software - 1.53%			Unrealized Appreciation	$ 124,779
Microsoft Corp	409,128	10,637	Unrealized Depreciation	(18,374)
			Net Unrealized Appreciation (Depreciation)	$ 106,405
Telecommunications - 5.38%			Cost for federal income tax purposes	$ 586,805
AT&T Inc	258,874	8,131	All dollar amounts are shown in thousands (000's)
BCE Inc	204,299	8,027
CenturyLink Inc	83,840	3,390	Portfolio Summary (unaudited)
Verizon Communications Inc	297,775	11,086	Sector	Percent
Vodafone Group PLC ADR	254,434	6,799	Financial	25 .36%
		$ 37,433	Consumer, Non-cyclical	21 .75%
Toys, Games & Hobbies - 1.94%			Energy	11 .90%
Mattel Inc	492,020	13,526	Industrial	9 .92%
			Consumer, Cyclical	9 .90%
Transportation - 2.18%			Communications	6 .47%
Norfolk Southern Corp	95,011	7,119	Technology	6 .31%
Union Pacific Corp	76,895	8,028	Utilities	5 .97%
		$ 15,147	Basic Materials	2 .04%
TOTAL COMMON STOCKS		$ 682,715	Other Assets in Excess of Liabilities, Net	0 .38%
PREFERRED STOCKS - 0.68%		Shares Held Value (000's)	TOTAL NET ASSETS	100.00%
Banks - 0.24%
National City Capital Trust II	38,030	970
National City Capital Trust III	26,644	677
		$ 1,647
Diversified Financial Services - 0.09%
National City Capital Trust IV	24,733	635

REITS - 0.35%
Public Storage Inc 6.63%; Series M	78,215	2,014
Public Storage Inc 7.25%; Series K	17,073	431
		$ 2,445
TOTAL PREFERRED STOCKS		$ 4,727
	Maturity
	Amount
REPURCHASE AGREEMENTS - 0.83%	(000's)	Value (000's)
Banks - 0.83%
Investment in Joint Trading Account; Credit Suisse $	1,804	$ 1,804
Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
US Treasury Strips; $1,839,975; 0.00%; dated
02/15/15 - 08/15/37)
Investment in Joint Trading Account; Deutsche	546	546
Bank Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $556,834; 3.50% -
3.75%; dated 06/28/13 - 08/17/20)
Investment in Joint Trading Account; JP Morgan	949	949
Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $968,407; 0.00% -
9.80%; dated 01/09/12 - 03/12/21)
Investment in Joint Trading Account; Merrill	1,567	1,567
Lynch Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $1,597,873; 0.00%
- 8.10%; dated 07/11/11 - 11/18/30)
Investment in Joint Trading Account; Morgan	902	902
Stanley Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $919,987; 0.75% -
4.75%; dated 04/20/12 - 10/28/15)
		$ 5,768
TOTAL REPURCHASE AGREEMENTS		$ 5,768
Total Investments		$ 693,210
Other Assets in Excess of Liabilities, Net - 0.38%		$ 2,614
TOTAL NET ASSETS - 100.00%		$ 695,824

See accompanying notes

47

Schedule of Investments
Government & High Quality Bond Account
June 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 32.39%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Automobile Asset Backed Securities - 0.44%			Mortgage Backed Securities (continued)
Capital Auto Receivables Asset Trust			Jefferies & Co Inc (continued)
5.21%, 03/17/2014(a)	$ 2,058	$ 2,086	5.00%, 10/26/2036(b)	$ 5,000	$ 5,129
			JP Morgan Chase Commercial Mortgage Securities
Finance - Mortgage Loan/Banker - 1.46%			Corp
Fannie Mae			5.46%, 12/12/2043	2,455	2,442
6.63%, 11/15/2030	5,550	7,011	5.50%, 01/12/2043(a)	3,800	3,672
			5.79%, 09/12/2015	2,421	2,582
Home Equity Asset Backed Securities - 0.08%			JP Morgan Reremic
Asset Backed Securities Corp Home Equity			4.50%, 11/25/2035(b)	3,917	3,916
0.29%, 07/25/2036(a)	401	391	Wachovia Bank Commercial Mortgage Trust
			4.70%, 05/15/2044	1,500	1,603
Mortgage Backed Securities - 30.35%			4.81%, 04/15/2042	3,345	3,507
Banc of America Mortgage Securities Inc			5.12%, 07/15/2042	3,795	4,121
4.75%, 02/25/2035	591	590	5.49%, 12/15/2044(a)	3,971	4,097
Chase Mortgage Finance Corp			Wells Fargo Mortgage Backed Securities Trust
5.00%, 12/25/2018	747	781	5.50%, 05/25/2035	1,183	1,180
6.00%, 05/25/2035	1,514	1,485	6.00%, 04/25/2037	2,457	2,274
Citigroup Mortgage Loan Trust Inc			6.00%, 12/28/2037(a)	2,282	2,379
4.00%, 01/25/2036(b)	2,529	2,554			$ 145,453
4.00%, 03/25/2037(b)	2,484	2,520	Other Asset Backed Securities - 0.03%
4.00%, 04/25/2037(b)	1,833	1,863	Chase Funding Mortgage Loan Asset-Backed
4.25%, 01/25/2036(b)	4,638	4,659	Certificates
4.27%, 11/25/2035(a),(b)	4,117	4,055	0.65%, 12/25/2033(a)	134	124
5.25%, 08/25/2036(b)	3,482	3,572
5.27%, 04/25/2037(a),(b)	723	700	Regional Authority - 0.03%
6.00%, 11/25/2036(a),(b)	2,079	2,174	United States Department of Housing and Urban
Credit Suisse First Boston Mortgage Securities			Development
Corp			6.16%, 08/01/2011	140	140
5.75%, 04/25/2033	482	497
Credit Suisse Mortgage Capital Certificates			TOTAL BONDS		$ 155,205
4.00%, 03/26/2037(b)	3,776	3,835		Principal
4.96%, 08/27/2037(a),(b)	1,923	1,888	U.S. GOVERNMENT & GOVERNMENT	Amount
5.65%, 05/27/2036(a),(b)	2,650	2,580	AGENCY OBLIGATIONS - 67.52%	(000's)	Value (000's)
6.00%, 08/26/2037(b)	4,241	4,207
			Federal Home Loan Mortgage Corporation (FHLMC) - 19.96%
6.00%, 01/27/2047(b)	2,572	2,666	2.56%, 09/01/2032(a),(d)	$ 49	$ 49
Fannie Mae			4.00%, 06/01/2024(d)	1,493	1,558
0.49%, 10/25/2018(a)	261	260	4.00%, 03/01/2025(d)	2,013	2,100
3.50%, 02/25/2027	4,293	4,444	4.00%, 08/01/2039(d)	2,498	2,504
4.00%, 01/25/2028(a)	3,860	3,998	4.00%, 12/01/2040(d)	3,948	3,954
4.00%, 05/25/2028(a)	8,608	1,316	4.50%, 04/01/2018(d)	272	291
4.00%, 08/25/2037	1,169	1,223	4.50%, 06/01/2024(d)	1,236	1,311
4.50%, 10/25/2031	2,500	2,634	4.50%, 08/01/2033(d)	352	367
4.50%, 10/25/2036	4,700	4,798	4.50%, 08/01/2033(d)	343	358
6.50%, 02/25/2047	1,507	1,681	4.50%, 06/01/2035(d)	1,657	1,734
7.00%, 04/25/2032	586	671	4.50%, 09/01/2039(d)	2,504	2,593
8.70%, 12/25/2019	9	10	4.50%, 11/01/2039(d)	2,383	2,468
Fannie Mae Grantor Trust			4.50%, 12/01/2039(d)	2,983	3,089
0.54%, 05/25/2035(a)	719	616	4.50%, 09/01/2040(d)	5,987	6,200
Fannie Mae Whole Loan			4.50%, 09/01/2040(d)	8,072	8,350
0.34%, 05/25/2035(a),(c)	455	451	4.50%, 02/01/2041(d)	4,951	5,122
Freddie Mac			4.50%, 07/01/2041(d),(e)	3,800	3,925
0.49%, 06/15/2018(a)	1,031	1,031	5.00%, 10/01/2025(d)	1,417	1,524
0.59%, 07/15/2023(a)	1,122	1,123	5.00%, 02/01/2033(d)	1,483	1,586
3.50%, 06/15/2040	2,883	3,012	5.00%, 06/01/2033(d)	929	993
4.00%, 09/15/2018	999	1,039	5.00%, 06/01/2033(d)	534	572
4.00%, 02/15/2028	3,947	4,139	5.00%, 08/01/2033(d)	993	1,061
4.00%, 02/15/2035(a)	8,655	1,122	5.00%, 08/01/2033(d)	938	1,003
4.00%, 06/15/2040(a)	3,093	3,247	5.00%, 12/01/2034(d)	199	213
4.50%, 03/15/2040	3,000	3,084	5.00%, 05/01/2035(d)	469	501
4.50%, 05/15/2040	3,500	3,509	5.00%, 05/01/2035(d)	572	610
5.00%, 03/15/2040	5,000	5,317	5.00%, 07/01/2035(d)	170	181
5.50%, 01/15/2033	538	584	5.00%, 07/01/2035(d)	248	265
5.50%, 04/15/2033(a)	1,517	1,650	5.00%, 07/01/2035(d)	3,107	3,315
Ginnie Mae			5.00%, 10/01/2035(d)	412	440
4.00%, 12/16/2039	4,082	4,213	5.00%, 10/01/2038(d)	2,308	2,430
4.50%, 12/16/2035	4,550	4,833	5.00%, 06/01/2039(d)	2,880	3,071
4.50%, 10/20/2036	5,327	5,689	5.00%, 06/01/2039(d)	776	828
Jefferies & Co Inc			5.00%, 09/01/2039(d)	2,721	2,905
4.75%, 04/26/2037(b)	2,170	2,231	5.00%, 01/01/2040(d)	2,910	3,095

See accompanying notes

48

Schedule of Investments
Government & High Quality Bond Account
June 30, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.50%, 04/01/2018(d)	$ 253	$ 274	7.00%, 12/01/2023(d)	$ 14	$ 16
5.50%, 11/01/2018(d)	492	534	7.00%, 01/01/2024(d)	16	18
5.50%, 03/01/2024(d)	43	47	7.00%, 09/01/2027(d)	19	22
5.50%, 03/01/2033(d)	1,083	1,179	7.00%, 01/01/2028(d)	145	169
5.50%, 08/01/2033(d)	611	666	7.00%, 02/01/2028(d)	9	11
5.50%, 12/01/2033(d)	930	1,012	7.00%, 04/01/2028(d)	85	98
5.50%, 09/01/2035(d)	1,124	1,222	7.00%, 05/01/2028(d)	12	14
5.50%, 01/01/2038(d)	1,382	1,497	7.00%, 08/01/2028(d)	32	37
5.50%, 02/01/2038(d)	1,788	1,923	7.00%, 06/01/2031(d)	14	17
5.50%, 04/01/2038(d)	233	254	7.00%, 10/01/2031(d)	31	36
5.50%, 05/01/2038(d)	612	664	7.00%, 10/01/2031(d)	36	41
6.00%, 01/01/2013(d)	15	16	7.00%, 04/01/2032(d)	254	295
6.00%, 04/01/2017(d)	118	127	7.50%, 10/01/2030(d)	44	51
6.00%, 04/01/2017(d)	134	146	7.50%, 02/01/2031(d)	41	48
6.00%, 05/01/2017(d)	135	146	7.50%, 02/01/2031(d)	24	28
6.00%, 07/01/2017(d)	92	101	7.50%, 02/01/2031(d)	18	21
6.00%, 12/01/2023(d)	28	30	8.00%, 10/01/2030(d)	59	70
6.00%, 01/01/2026(d)	11	12	8.00%, 12/01/2030(d)	9	10
6.00%, 05/01/2031(d)	62	69	8.50%, 07/01/2029(d)	47	57
6.00%, 12/01/2031(d)	103	115			$ 95,638
6.00%, 09/01/2032(d)	108	120	Federal National Mortgage Association (FNMA) - 32.32%
6.00%, 11/01/2033(d)	394	439	2.35%, 12/01/2032(a),(d)	115	121
6.00%, 11/01/2033(d)	416	463	2.63%, 07/01/2034(a),(d)	152	160
6.00%, 05/01/2034(d)	678	750	4.00%, 12/01/2024(d)	6,215	6,526
6.00%, 05/01/2034(d)	1,276	1,401	4.00%, 05/01/2025(d)	2,305	2,406
6.00%, 09/01/2034(d)	384	425	4.00%, 08/01/2025(d)	1,726	1,802
6.00%, 02/01/2035(d)	304	336	4.00%, 02/01/2026(d)	1,915	2,003
6.00%, 10/01/2036(a),(d)	490	541	4.00%, 05/01/2039(d)	1,790	1,795
6.00%, 03/01/2037(d)	441	488	4.00%, 08/01/2040(d)	3,550	3,555
6.00%, 12/01/2037(d)	2,981	3,285	4.00%, 09/01/2040(d)	1,921	1,923
6.00%, 01/01/2038(d)	669	742	4.00%, 11/01/2040(d)	3,956	3,962
6.00%, 01/01/2038(d)	1,582	1,755	4.00%, 01/01/2041(d)	3,838	3,843
6.00%, 01/01/2038(a),(d)	203	224	4.00%, 02/01/2041(d)	3,946	3,952
6.00%, 04/01/2038(d)	428	473	4.00%, 04/01/2041(d)	3,938	3,944
6.50%, 11/01/2016(d)	45	50	4.50%, 12/01/2019(d)	227	243
6.50%, 06/01/2017(d)	168	184	4.50%, 01/01/2020(d)	838	896
6.50%, 06/01/2018(d)	18	20	4.50%, 09/01/2025(d)	3,776	4,025
6.50%, 08/01/2021(d)	17	20	4.50%, 07/01/2026(d),(e)	2,000	2,120
6.50%, 12/01/2021(d)	122	138	4.50%, 05/01/2039(d)	1,818	1,884
6.50%, 04/01/2022(d)	147	166	4.50%, 10/01/2039(d)	1,736	1,799
6.50%, 05/01/2022(d)	105	119	4.50%, 08/01/2040(d)	4,548	4,713
6.50%, 05/01/2023(d)	26	29	4.50%, 09/01/2040(d)	4,562	4,727
6.50%, 04/01/2024(d)	23	26	5.00%, 01/01/2018(d)	706	763
6.50%, 04/01/2026(d)	17	19	5.00%, 06/01/2018(d)	717	771
6.50%, 05/01/2026(d)	18	20	5.00%, 10/01/2018(d)	674	725
6.50%, 05/01/2026(d)	15	17	5.00%, 11/01/2018(d)	441	477
6.50%, 12/01/2027(d)	25	28	5.00%, 05/01/2034(d)	1,500	1,603
6.50%, 01/01/2028(d)	24	28	5.00%, 06/01/2034(d)	1,088	1,163
6.50%, 03/01/2028(d)	15	17	5.00%, 04/01/2035(d)	444	476
6.50%, 09/01/2028(d)	28	32	5.00%, 04/01/2035(d)	933	1,000
6.50%, 09/01/2028(d)	14	15	5.00%, 07/01/2035(d)	1,167	1,245
6.50%, 10/01/2028(d)	91	103	5.00%, 07/01/2035(d)	60	64
6.50%, 11/01/2028(d)	21	24	5.00%, 08/01/2035(d)	271	289
6.50%, 12/01/2028(d)	47	54	5.00%, 04/01/2039(d)	2,757	2,943
6.50%, 03/01/2029(d)	20	23	5.00%, 07/01/2039(d)	7,960	8,471
6.50%, 04/01/2029(d)	242	275	5.00%, 04/01/2040(d)	2,153	2,291
6.50%, 07/01/2031(d)	79	90	5.00%, 05/01/2040(d)	3,420	3,641
6.50%, 08/01/2031(d)	7	8	5.00%, 06/01/2040(d)	1,777	1,892
6.50%, 10/01/2031(d)	23	26	5.03%, 12/01/2033(a),(d)	552	591
6.50%, 10/01/2031(d)	46	53	5.50%, 08/01/2017(d)	198	215
6.50%, 12/01/2031(d)	90	102	5.50%, 12/01/2017(d)	191	208
6.50%, 01/01/2032(d)	222	252	5.50%, 01/01/2018(d)	366	397
6.50%, 02/01/2032(d)	90	102	5.50%, 07/01/2019(d)	143	155
6.50%, 05/01/2032(d)	197	224	5.50%, 08/01/2019(d)	33	36
6.50%, 08/01/2032(d)	173	196	5.50%, 08/01/2019(d)	203	221
6.50%, 04/01/2035(d)	44	49	5.50%, 08/01/2019(d)	47	51
7.00%, 11/01/2012(d)	1	2	5.50%, 08/01/2019(d)	93	101
7.00%, 01/01/2013(d)	4	4	5.50%, 08/01/2019(d)	41	45
7.00%, 09/01/2023(d)	19	22	5.50%, 08/01/2019(d)	73	79

See accompanying notes

49

Schedule of Investments
Government & High Quality Bond Account
June 30, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
5.50%, 09/01/2019(d)	$ 236	$ 256	6.50%, 09/01/2031(d)	$ 54	$ 62
5.50%, 10/01/2019(d)	67	72	6.50%, 01/01/2032(d)	35	39
5.50%, 05/01/2024(d)	136	148	6.50%, 03/01/2032(d)	40	45
5.50%, 02/01/2033(d)	412	450	6.50%, 03/01/2032(d)	150	170
5.50%, 03/01/2033(d)	1,889	2,057	6.50%, 04/01/2032(d)	139	158
5.50%, 05/01/2033(d)	68	75	6.50%, 08/01/2032(d)	69	78
5.50%, 05/01/2033(d)	377	410	6.50%, 11/01/2032(d)	75	85
5.50%, 06/01/2033(d)	333	363	6.50%, 11/01/2032(d)	49	55
5.50%, 06/01/2033(d)	686	747	6.50%, 12/01/2032(d)	131	149
5.50%, 09/01/2033(d)	5,151	5,645	6.50%, 02/01/2033(d)	94	107
5.50%, 02/01/2034(d)	1,543	1,671	6.50%, 07/01/2034(d)	172	196
5.50%, 04/01/2034(d)	198	215	6.50%, 07/01/2034(d)	379	431
5.50%, 08/01/2034(d)	291	315	6.50%, 02/01/2036(d)	838	948
5.50%, 09/01/2034(d)	1,846	2,009	6.50%, 12/01/2036(d)	504	571
5.50%, 09/01/2035(d)	2,065	2,251	6.50%, 07/01/2037(d)	195	222
5.50%, 11/01/2035(d)	1,356	1,475	6.50%, 07/01/2037(d)	130	148
5.50%, 08/01/2036(d)	579	630	6.50%, 10/01/2037(d)	4,497	5,101
5.50%, 02/01/2037(d)	68	73	6.50%, 02/01/2038(d)	131	149
5.50%, 03/01/2038(d)	1,462	1,590	6.50%, 03/01/2038(d)	88	100
5.50%, 03/01/2038(d)	753	822	6.50%, 02/01/2039(d)	1,932	2,191
5.50%, 03/01/2038(d)	1,848	2,001	7.00%, 01/01/2027(d)	9	11
5.50%, 05/01/2038(d)	1,356	1,477	7.00%, 11/01/2027(d)	10	12
5.50%, 08/01/2038(d)	703	768	7.00%, 08/01/2028(d)	63	73
5.50%, 09/01/2038(d)	1,116	1,214	7.00%, 12/01/2028(d)	41	48
6.00%, 08/01/2016(d)	102	112	7.00%, 04/01/2029(d)	21	24
6.00%, 12/01/2016(d)	118	129	7.00%, 10/01/2029(d)	78	90
6.00%, 08/01/2017(d)	203	222	7.00%, 05/01/2031(d)	6	7
6.00%, 06/01/2022(d)	127	140	7.00%, 11/01/2031(d)	120	138
6.00%, 11/01/2023(d)	5	6	7.50%, 04/01/2022(d)	4	5
6.00%, 03/01/2026(d)	9	10	7.50%, 07/01/2027(d)	2	3
6.00%, 11/01/2028(d)	53	59	7.50%, 11/01/2029(d)	29	35
6.00%, 08/01/2031(d)	203	225	7.50%, 05/01/2031(d)	69	81
6.00%, 12/01/2031(d)	76	84	8.00%, 05/01/2022(d)	2	2
6.00%, 01/01/2033(d)	348	386	8.00%, 05/01/2027(d)	80	93
6.00%, 02/01/2034(d)	65	73	8.00%, 09/01/2027(d)	18	21
6.00%, 09/01/2036(d)	1,293	1,427	8.00%, 06/01/2030(d)	7	8
6.00%, 04/01/2037(d)	1,099	1,215	8.50%, 02/01/2023(d)	2	2
6.00%, 05/01/2037(d)	1,704	1,874	8.50%, 10/01/2027(d)	40	48
6.00%, 07/01/2037(d)	1,970	2,171	9.00%, 09/01/2030(d)	13	16
6.00%, 09/01/2037(d)	3,414	3,762			$ 154,919
6.00%, 09/01/2037(d)	1,294	1,424	Government National Mortgage Association (GNMA) - 10.81%
6.00%, 11/01/2037(d)	360	397	4.00%, 03/20/2040	3,912	3,980
6.00%, 12/01/2037(d)	142	156	4.00%, 07/01/2041(e)	5,000	5,093
6.00%, 03/01/2038(d)	363	401	4.50%, 09/20/2039	2,898	3,058
6.00%, 04/01/2038(d)	477	525	4.50%, 03/20/2040	3,605	3,802
6.00%, 05/01/2038(d)	1,250	1,381	4.50%, 07/15/2040	11,643	12,315
6.00%, 05/01/2038(d)	3,387	3,727	5.00%, 09/15/2033	34	37
6.00%, 08/01/2038(d)	3,419	3,778	5.00%, 02/15/2034	1,766	1,925
6.00%, 10/01/2038(d)	1,336	1,473	5.00%, 09/15/2039	7,083	7,687
6.00%, 11/01/2038(d)	3,454	3,800	5.50%, 07/20/2033	764	846
6.50%, 06/01/2016(d)	71	78	5.50%, 11/15/2033	196	217
6.50%, 08/01/2017(d)	146	160	5.50%, 02/20/2034	657	727
6.50%, 11/01/2023(d)	92	104	5.50%, 03/20/2034	811	898
6.50%, 05/01/2024(d)	52	59	5.50%, 05/20/2035	851	941
6.50%, 09/01/2024(d)	70	79	5.50%, 11/15/2038	851	941
6.50%, 07/01/2025(d)	17	20	5.50%, 01/15/2039	372	412
6.50%, 08/01/2025(d)	55	63	5.50%, 01/15/2039	1,055	1,169
6.50%, 02/01/2026(d)	21	24	5.50%, 03/15/2039	746	826
6.50%, 03/01/2026(d)	6	7	6.00%, 06/20/2024	165	183
6.50%, 05/01/2026(d)	19	21	6.00%, 06/20/2024	33	36
6.50%, 06/01/2026(d)	10	11	6.00%, 11/20/2025	14	16
6.50%, 07/01/2028(d)	21	23	6.00%, 02/20/2026	10	11
6.50%, 09/01/2028(d)	24	27	6.00%, 04/20/2026	25	28
6.50%, 02/01/2029(d)	10	11	6.00%, 05/20/2026	15	17
6.50%, 03/01/2029(d)	33	37	6.00%, 06/20/2026	15	17
6.50%, 04/01/2029(d)	44	50	6.00%, 06/20/2026	17	19
6.50%, 07/01/2029(d)	334	381	6.00%, 07/20/2026	11	12
6.50%, 06/01/2031(d)	21	24	6.00%, 09/20/2026	18	20
6.50%, 06/01/2031(d)	13	15	6.00%, 03/20/2027	63	70

See accompanying notes

50

Schedule of Investments
Government & High Quality Bond Account
June 30, 2011 (unaudited)

	Principal			Maturity
U.S. GOVERNMENT & GOVERNMENT	Amount			Amount
AGENCY OBLIGATIONS (continued)	(000's) Value (000's)		REPURCHASE AGREEMENTS - 1.30%	(000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)			Banks - 1.30%
6.00%, 01/20/2028	$ 12 $	14	Investment in Joint Trading Account; Credit Suisse $	1,952	$ 1,952
6.00%, 03/20/2028	11	13	Repurchase Agreement; 0.01% dated
6.00%, 06/20/2028	65	72	06/30/11 maturing 07/01/11 (collateralized by
6.00%, 07/20/2028	42	47	US Treasury Strips; $1,990,742; 0.00%; dated
6.00%, 02/20/2029	38	42	02/15/15 - 08/15/37)
6.00%, 03/20/2029	76	85	Investment in Joint Trading Account; Deutsche	591	590
6.00%, 07/20/2029	80	89	Bank Repurchase Agreement; 0.01% dated
6.00%, 05/20/2032(a)	160	178	06/30/11 maturing 07/01/11 (collateralized by
6.00%, 07/20/2033	524	583	Sovereign Agency Issues; $602,461; 3.50% -
6.00%, 06/20/2038	1,196	1,322	3.75%; dated 06/28/13 - 08/17/20)
6.50%, 12/20/2025	24	28	Investment in Joint Trading Account; JP Morgan	1,027	1,027
6.50%, 01/20/2026	46	52	Repurchase Agreement; 0.01% dated
6.50%, 02/20/2026	37	41	06/30/11 maturing 07/01/11 (collateralized by
6.50%, 03/20/2031	45	51	Sovereign Agency Issues; $1,047,759; 0.00%
6.50%, 04/20/2031	47	53	- 9.80%; dated 01/09/12 - 03/12/21)
6.50%, 07/15/2032	115	131	Investment in Joint Trading Account; Merrill	1,695	1,695
6.50%, 04/20/2034	100	113	Lynch Repurchase Agreement; 0.01% dated
6.50%, 11/15/2038	2,139	2,431	06/30/11 maturing 07/01/11 (collateralized by
7.00%, 01/15/2024	15	18	Sovereign Agency Issues; $1,728,802; 0.00%
7.00%, 12/15/2027	15	18	- 8.10%; dated 07/11/11 - 11/18/30)
7.00%, 01/15/2028	8	9	Investment in Joint Trading Account; Morgan	976	976
7.00%, 01/15/2028	4	4	Stanley Repurchase Agreement; 0.01% dated
7.00%, 01/15/2028	4	5	06/30/11 maturing 07/01/11 (collateralized by
7.00%, 01/15/2028	5	5	Sovereign Agency Issues; $995,371; 0.75% -
7.00%, 01/15/2028	23	26	4.75%; dated 04/20/12 - 10/28/15)
7.00%, 03/15/2028	177	207			$ 6,240
7.00%, 05/15/2028	67	78	TOTAL REPURCHASE AGREEMENTS		$ 6,240
7.00%, 01/15/2029	33	39	Total Investments		$ 485,022
7.00%, 03/15/2029	17	20	Liabilities in Excess of Other Assets, Net - (1.21)%		$ (5,783)
7.00%, 05/15/2031	31	37	TOTAL NET ASSETS - 100.00%		$ 479,239
7.00%, 06/20/2031	28	33
7.00%, 09/15/2031	118	138
7.00%, 06/15/2032	293	343	(a)	Variable Rate. Rate shown is in effect at June 30, 2011.
7.50%, 01/15/2023	1	2	(b)		Security exempt from registration under Rule 144A of the Securities Act of
7.50%, 01/15/2023	1	1	1933. These securities may be resold in transactions exempt from
7.50%, 01/15/2023	2	2	registration, normally to qualified institutional buyers. Unless otherwise
7.50%, 02/15/2023	2	2	indicated, these securities are not considered illiquid. At the end of the
7.50%, 02/15/2023	4	4	period, the value of these securities totaled $48,549 or 10.13% of net
7.50%, 02/15/2023	8	10	assets.
7.50%, 03/15/2023	5	5	(c) Security is Illiquid
7.50%, 03/15/2023	11	12	(d)		This entity was put into conservatorship by the US Government in 2008.
7.50%, 04/15/2023	30	35	See Notes to Financial Statements for additional information.
7.50%, 06/15/2023	16	19	(e)		Security was purchased in a "to-be-announced" ("TBA") transaction. See
7.50%, 06/15/2023	5	5	Notes to Financial Statements for additional information.
7.50%, 07/15/2023	1	1
7.50%, 09/15/2023	5	6
7.50%, 09/15/2023	8	9
7.50%, 10/15/2023	10	12	Unrealized Appreciation (Depreciation)
7.50%, 10/15/2023	21	24	The net federal income tax unrealized appreciation (depreciation) and federal tax
7.50%, 11/15/2023	11	13	cost of investments held as of the period end were as follows:
8.00%, 07/15/2026	3	3	Unrealized Appreciation		$ 13,460
8.00%, 08/15/2026	6	7
8.00%, 01/15/2027	3	3	Unrealized Depreciation		(1,907)
8.00%, 02/15/2027	1	1	Net Unrealized Appreciation (Depreciation)		$ 11,553
8.00%, 06/15/2027	1	1	Cost for federal income tax purposes		$ 473,469
	$ 51,805		All dollar amounts are shown in thousands (000's)

U.S. Treasury - 4.43%			Portfolio Summary (unaudited)
2.13%, 11/30/2014	3,000	3,112
3.13%, 05/15/2019	3,500	3,614	Sector		Percent
4.88%, 08/15/2016	4,820	5,556	Mortgage Securities		93 .44%
6.25%, 08/15/2023	3,600	4,567	Government		5 .92%
7.50%, 11/15/2024	3,100	4,366	Financial		1 .30%
	$ 21,215		Asset Backed Securities		0 .55%
			Liabilities in Excess of Other Assets, Net		(1.21)%
TOTAL U.S. GOVERNMENT &			TOTAL NET ASSETS		100.00%
GOVERNMENT AGENCY OBLIGATIONS	$ 323,577

See accompanying notes

51

Schedule of Investments
Income Account
June 30, 2011 (unaudited)

COMMON STOCKS - 0.00%	Shares Held Value (000's)			Principal
Pipelines - 0.00%				Amount
Energy Maintenance Services LLC (a),(b),(c)	2,000,000 $	—	BONDS (continued)	(000's)	Value (000's)
			Diversified Financial Services (continued)
TOTAL COMMON STOCKS	$ —		International Lease Finance Corp
	Principal		8.75%, 03/15/2017(e)	$ 1,500	$ 1,641
	Amount		Jefferies Group Inc
BONDS - 67.37%	(000's) Value (000's)		6.25%, 01/15/2036	1,425	1,329
Aerospace & Defense - 1.33%			7.75%, 03/15/2012	1,500	1,566
Boeing Co/The			QHP Royalty Sub LLC
8.75%, 08/15/2021	$ 850 $	1,159	10.25%, 03/15/2015(b),(d)	354	362
Lockheed Martin Corp					$ 9,883
5.50%, 11/15/2039	2,000	2,003	Electric - 7.38%
	$ 3,162		Edison Mission Energy
Airlines - 0.79%			7.20%, 05/15/2019	1,500	1,193
Southwest Airlines Co 1994-A Pass Through Trust			Exelon Generation Co LLC
9.15%, 07/01/2016	1,675	1,876	6.20%, 10/01/2017	2,000	2,256
			GenOn Americas Generation LLC
Automobile Manufacturers - 0.39%			8.50%, 10/01/2021	1,250	1,281
New Flyer Industries Canada ULC			GenOn Energy Inc
14.00%, 08/19/2020(b),(c),(d)	908	932	9.88%, 10/15/2020	750	784
			Metropolitan Edison Co
Automobile Parts & Equipment - 0.56%			4.95%, 03/15/2013	1,000	1,050
Accuride Corp			Nisource Finance Corp
9.50%, 08/01/2018	1,250	1,338	5.25%, 09/15/2017	2,000	2,163
			Ohio Edison Co
Banks - 8.71%			5.45%, 05/01/2015	850	929
Bank of America Corp			Oncor Electric Delivery Co LLC
5.42%, 03/15/2017	800	816	7.00%, 09/01/2022	1,750	2,086
8.00%, 12/29/2049(e)	1,000	1,044	PacifiCorp
8.13%, 12/29/2049(e)	1,000	1,044	4.95%, 08/15/2014	775	852
Citigroup Inc			5.25%, 06/15/2035	850	842
3.95%, 06/15/2016	2,000	2,047	6.25%, 10/15/2037	500	566
Goldman Sachs Group Inc/The			PPL Energy Supply LLC
3.63%, 02/07/2016	500	506	5.70%, 10/15/2035	2,000	2,155
5.38%, 03/15/2020	2,000	2,065	Southwestern Electric Power Co
ING Bank NV			5.38%, 04/15/2015	1,275	1,384
5.00%, 06/09/2021(d)	1,000	991			$ 17,541
JP Morgan Chase & Co			Entertainment - 1.84%
5.13%, 09/15/2014	850	919	CCM Merger Inc
7.90%, 04/29/2049(e)	2,000	2,148	8.00%, 08/01/2013(d)	1,675	1,646
Lloyds TSB Bank PLC			Gateway Casinos & Entertainment Ltd
6.38%, 01/21/2021	2,000	2,082	8.88%, 11/15/2017(d)	500	548
Morgan Stanley			Peninsula Gaming LLC / Peninsula Gaming Corp
4.75%, 04/01/2014	850	886	10.75%, 08/15/2017	2,000	2,185
6.25%, 08/09/2026	850	895			$ 4,379
Wells Fargo & Co			Environmental Control - 0.89%
4.63%, 04/15/2014	1,900	2,010	Republic Services Inc
7.98%, 03/29/2049(e)	3,000	3,240	5.00%, 03/01/2020	2,000	2,114
	$ 20,693
Beverages - 1.06%			Food - 0.64%
Anheuser-Busch InBev Worldwide Inc			Corn Products International Inc
7.75%, 01/15/2019	2,000	2,516	4.63%, 11/01/2020	1,500	1,513

Chemicals - 0.90%			Forest Products & Paper - 0.83%
Airgas Inc			Plum Creek Timberlands LP
4.50%, 09/15/2014	2,000	2,142	4.70%, 03/15/2021	2,000	1,971

Commercial Services - 0.84%			Gas - 0.72%
Ceridian Corp			Sempra Energy
11.25%, 11/15/2015(e)	2,000	2,000	6.15%, 06/15/2018	1,500	1,708

Diversified Financial Services - 4.16%			Healthcare - Services - 3.32%
DVI Inc			Alliance HealthCare Services Inc
0.00%, 02/01/2004(a),(b)	900	160	8.00%, 12/01/2016	1,000	965
0.00%, 02/01/2004(a),(b)	400	71	HCA Inc
ERAC USA Finance LLC			7.50%, 11/06/2033	250	226
6.38%, 10/15/2017(d)	1,000	1,150	9.25%, 11/15/2016	1,000	1,061
7.00%, 10/15/2037(d)	1,000	1,100	Healthsouth Corp
FUEL Trust			7.25%, 10/01/2018	250	261
3.98%, 06/15/2016(d)	2,000	1,984	7.75%, 09/15/2022	1,000	1,054
General Electric Capital Corp			10.75%, 06/15/2016	460	485
5.30%, 02/11/2021	500	520

See accompanying notes

52

Schedule of Investments
Income Account
June 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Healthcare - Services (continued)			Oil & Gas (continued)
Multiplan Inc			XTO Energy Inc
9.88%, 09/01/2018(d)	$ 1,000 $	1,063	6.75%, 08/01/2037	$ 1,000 $	1,294
Tenet Healthcare Corp				$ 8,902
9.00%, 05/01/2015	1,262	1,353	Oil & Gas Services - 0.86%
10.00%, 05/01/2018	1,262	1,434	Weatherford International Ltd/Bermuda
	$ 7,902		5.13%, 09/15/2020	2,000	2,042
Insurance - 3.13%
Aspen Insurance Holdings Ltd			Packaging & Containers - 0.91%
6.00%, 08/15/2014	1,425	1,541	Sealed Air Corp
Farmers Insurance Exchange			7.88%, 06/15/2017	2,000	2,164
6.00%, 08/01/2014(d)	850	918
Fidelity National Financial Inc			Pharmaceuticals - 0.88%
6.60%, 05/15/2017	2,500	2,639	Elan Finance PLC / Elan Finance Corp
Prudential Financial Inc			8.75%, 10/15/2016	2,000	2,103
7.38%, 06/15/2019	1,000	1,186
8.88%, 06/15/2038(e)	1,000	1,167	Pipelines - 2.94%
	$ 7,451		ANR Pipeline Co
Iron & Steel - 1.74%			9.63%, 11/01/2021	1,000	1,413
Allegheny Technologies Inc			El Paso Natural Gas Co
5.95%, 01/15/2021	2,000	2,129	7.50%, 11/15/2026	2,100	2,455
ArcelorMittal			Enterprise Products Operating LLC
5.50%, 03/01/2021	2,000	2,003	6.38%, 02/01/2013	350	376
	$ 4,132		Express Pipeline LP
Leisure Products & Services - 1.84%			7.39%, 12/31/2017(d)	1,564	1,668
Carnival Corp			Southern Natural Gas Co
7.20%, 10/01/2023	1,475	1,625	8.00%, 03/01/2032	850	1,065
Royal Caribbean Cruises Ltd				$ 6,977
6.88%, 12/01/2013	850	907	Real Estate - 0.95%
7.25%, 03/15/2018	1,000	1,068	WEA Finance LLC / WT Finance Aust Pty Ltd
Seven Seas Cruises S de RL LLC			6.75%, 09/02/2019(d)	2,000	2,268
9.13%, 05/15/2019(d)	750	773
	$ 4,373		REITS - 7.87%
Lodging - 1.17%			Arden Realty LP
Boyd Gaming Corp			5.20%, 09/01/2011	1,000	1,007
9.13%, 12/01/2018(d)	1,000	1,018	5.25%, 03/01/2015	1,000	1,084
MGM Resorts International			BioMed Realty LP
11.13%, 11/15/2017	500	571	3.85%, 04/15/2016	1,000	1,008
13.00%, 11/15/2013	1,000	1,187	6.13%, 04/15/2020	1,000	1,064
	$ 2,776		Duke Realty LP
Media - 2.85%			8.25%, 08/15/2019	2,000	2,425
Comcast Corp			HCP Inc
6.45%, 03/15/2037	2,000	2,139	6.00%, 03/01/2015	1,675	1,864
Historic TW Inc			Health Care REIT Inc
9.15%, 02/01/2023	250	336	6.13%, 04/15/2020	1,000	1,071
News America Inc			6.20%, 06/01/2016	1,675	1,860
6.40%, 12/15/2035	1,000	1,046	Healthcare Realty Trust Inc
8.00%, 10/17/2016	1,000	1,229	6.50%, 01/17/2017	2,000	2,226
Reed Elsevier Capital Inc			Kimco Realty Corp
6.75%, 08/01/2011	422	424	6.88%, 10/01/2019	2,000	2,324
Time Warner Cable Inc			Simon Property Group LP
6.55%, 05/01/2037	1,500	1,593	10.35%, 04/01/2019	2,000	2,768
	$ 6,767			$ 18,701
Mining - 0.78%			Retail - 1.54%
Xstrata Canada Corp			Asbury Automotive Group Inc
			8.38%, 11/15/2020(d)	500	509
6.00%, 10/15/2015	1,675	1,867
			Neiman Marcus Group Inc/The
Oil & Gas - 3.75%			10.38%, 10/15/2015	2,000	2,100
BP Capital Markets PLC			Sonic Automotive Inc
4.75%, 03/10/2019	2,000	2,109	9.00%, 03/15/2018	1,000	1,052
Nabors Industries Inc				$ 3,661
5.00%, 09/15/2020	1,000	1,012	Telecommunications - 0.99%
Petro-Canada			Corning Inc
4.00%, 07/15/2013	850	896	6.63%, 05/15/2019	500	582
9.25%, 10/15/2021	1,075	1,451	Qwest Corp
Rowan Cos Inc			8.88%, 03/15/2012(e)	1,675	1,763
5.00%, 09/01/2017	2,000	2,140		$ 2,345

See accompanying notes

53

Schedule of Investments
Income Account
June 30, 2011 (unaudited)

	Principal			Principal
	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
BONDS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Transportation - 0.81%			Federal National Mortgage Association (FNMA) (continued)
Trailer Bridge Inc			5.00%, 06/01/2040(f)	$ 1,582	$ 1,691
9.25%, 11/15/2011	$ 2,000	$ 1,920	5.50%, 03/01/2033(f)	326	355
			5.50%, 06/01/2033(f)	1,007	1,097
TOTAL BONDS		$ 160,119	5.50%, 02/01/2035(f)	1,402	1,525
	Principal		6.00%, 04/01/2032(f)	233	258
	Amount		6.50%, 05/01/2031(f)	24	27
CONVERTIBLE BONDS - 0.97%	(000's)	Value (000's)	6.50%, 04/01/2032(f)	158	180
Healthcare - Products - 0.61%			6.50%, 05/01/2032(f)	93	106
China Medical Technologies Inc			7.00%, 01/01/2030(f)	7	8
4.00%, 08/15/2013	2,000	1,450			$ 28,430
			Government National Mortgage Association (GNMA) - 0.12%
Pharmaceuticals - 0.36%			6.00%, 05/20/2032(e)	137	152
Omnicare Inc			7.00%, 06/20/2031	102	119
3.25%, 12/15/2035	894	855	9.00%, 02/15/2025	11	13
					$ 284
TOTAL CONVERTIBLE BONDS		$ 2,305	U.S. Treasury - 3.02%
	Principal		2.63%, 11/15/2020	1,000	963
SENIOR FLOATING RATE INTERESTS -	Amount		2.75%, 02/15/2019	2,000	2,019
1.22%	(000's) Value (000's)		3.13%, 05/15/2019	2,000	2,065
Entertainment - 0.51%			3.63%, 02/15/2020	2,000	2,116
CCM Merger Inc, Term Loan					$ 7,163
7.00%, 02/01/2017(e)	$ 1,206 $	1,220	TOTAL U.S. GOVERNMENT &
			GOVERNMENT AGENCY OBLIGATIONS		$ 60,046
Lodging - 0.71%				Maturity
Station GVR Acquisition LLC, Term Loan				Amount
6.25%, 05/27/2016(e)	400	394	REPURCHASE AGREEMENTS - 4.41%	(000's)	Value (000's)
10.00%, 05/27/2017(e)	1,300	1,290	Banks - 4.41%
		$ 1,684	Investment in Joint Trading Account; Credit Suisse $	3,277	$ 3,277
TOTAL SENIOR FLOATING RATE INTERESTS		$ 2,904	Repurchase Agreement; 0.01% dated
	Principal		06/30/11 maturing 07/01/11 (collateralized by
U.S. GOVERNMENT & GOVERNMENT	Amount		US Treasury Strips; $3,342,294; 0.00%; dated
AGENCY OBLIGATIONS - 25.27%	(000's)	Value (000's)	02/15/15 - 08/15/37)
Federal Home Loan Mortgage Corporation (FHLMC) - 10.17%			Investment in Joint Trading Account; Deutsche	992	992
4.00%, 04/01/2039(f)	$ 2,499	$ 2,505	Bank Repurchase Agreement; 0.01% dated
4.50%, 08/01/2033(f)	1,272	1,327	06/30/11 maturing 07/01/11 (collateralized by
4.50%, 05/01/2039(f)	2,417	2,502	Sovereign Agency Issues; $1,011,484; 3.50%
4.50%, 06/01/2039(f)	890	924	- 3.75%; dated 06/28/13 - 08/17/20)
4.50%, 07/01/2039(f)	2,777	2,882	Investment in Joint Trading Account; JP Morgan	1,725	1,725
5.00%, 08/01/2019(f)	999	1,079	Repurchase Agreement; 0.01% dated
5.00%, 08/01/2035(f)	2,824	3,017	06/30/11 maturing 07/01/11 (collateralized by
5.00%, 11/01/2035(f)	1,359	1,450	Sovereign Agency Issues; $1,759,102; 0.00%
5.00%, 10/01/2038(f)	3,561	3,750	- 9.80%; dated 01/09/12 - 03/12/21)
5.50%, 11/01/2017(f)	176	191	Investment in Joint Trading Account; Merrill	2,846	2,845
5.50%, 01/01/2018(f)	106	115	Lynch Repurchase Agreement; 0.01% dated
5.50%, 05/01/2031(f)	113	124	06/30/11 maturing 07/01/11 (collateralized by
5.50%, 06/01/2035(f)	774	841	Sovereign Agency Issues; $2,902,518; 0.00%
5.50%, 01/01/2036(f)	1,149	1,251	- 8.10%; dated 07/11/11 - 11/18/30)
5.50%, 04/01/2036(f)	649	707	Investment in Joint Trading Account; Morgan	1,638	1,638
6.00%, 03/01/2031(f)	64	71	Stanley Repurchase Agreement; 0.01% dated
6.00%, 05/01/2032(f)	155	172	06/30/11 maturing 07/01/11 (collateralized by
6.00%, 06/01/2038(f)	997	1,102	Sovereign Agency Issues; $1,671,147; 0.75%
6.50%, 06/01/2029(f)	49	56	- 4.75%; dated 04/20/12 - 10/28/15)
6.50%, 08/01/2029(f)	39	44			$ 10,477
7.00%, 01/01/2032(f)	44	51	TOTAL REPURCHASE AGREEMENTS		$ 10,477
9.00%, 01/01/2025(f)	7	8	Total Investments		$ 235,851
		$ 24,169	Other Assets in Excess of Liabilities, Net - 0.76%		$ 1,814
Federal National Mortgage Association (FNMA) - 11.96%			TOTAL NET ASSETS - 100.00%		$ 237,665
4.00%, 03/01/2039(f)	3,041	3,049
4.00%, 08/01/2040(f)	2,440	2,444
4.00%, 09/01/2040(f)	3,881	3,891	(a) Non-Income Producing Security
4.50%, 06/01/2039(f)	1,648	1,708	(b) Security is Illiquid
4.50%, 08/01/2039(f)	846	879	(c) Market value is determined in accordance with procedures established in
4.50%, 05/01/2040(f)	3,542	3,675	good faith by the Board of Directors. At the end of the period, the value of
5.00%, 01/01/2018(f)	306	331	these securities totaled $932 or 0.39% of net assets.
5.00%, 08/01/2035(f)	2,159	2,305
5.00%, 04/01/2039(f)	1,887	2,017
5.00%, 12/01/2039(f)	861	916
5.00%, 04/01/2040(f)	1,841	1,968

See accompanying notes

54

Schedule of Investments Income Account June 30, 2011 (unaudited)

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $16,930 or 7.12% of net assets.
(e)	Variable Rate. Rate shown is in effect at June 30, 2011.
(f)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 15,855
Unrealized Depreciation	(1,382)
Net Unrealized Appreciation (Depreciation)	$ 14,473
Cost for federal income tax purposes	$ 221,378
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Financial	29 .23%
Mortgage Securities	22 .25%
Consumer, Cyclical	9 .35%
Utilities	8 .10%
Consumer, Non-cyclical	7 .71%
Energy	7 .54%
Basic Materials	4 .26%
Industrial	3 .94%
Communications	3 .84%
Government	3 .02%
Other Assets in Excess of Liabilities, Net	0 .76%
TOTAL NET ASSETS	100.00%

See accompanying notes

55

Schedule of Investments
LargeCap Blend Account II
June 30, 2011 (unaudited)

COMMON STOCKS - 96.92%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.14%			Beverages (continued)
Interpublic Group of Cos Inc	3,512 $	44	PepsiCo Inc	30,621 $	2,156
Lamar Advertising Co (a)	600	16		$ 3,611
Omnicom Group Inc	3,898	188	Biotechnology - 1.17%
	$ 248		Amgen Inc (a)	9,685	565
Aerospace & Defense - 1.70%			Biogen Idec Inc (a)	2,051	220
Boeing Co/The	8,098	598	Celgene Corp (a)	4,666	282
General Dynamics Corp	2,240	167	Gilead Sciences Inc (a)	8,814	364
Goodrich Corp	700	67	Human Genome Sciences Inc (a)	27,400	672
L-3 Communications Holdings Inc	797	70		$ 2,103
Lockheed Martin Corp	2,245	182	Building Materials - 0.50%
Northrop Grumman Corp	1,442	100	Masco Corp	74,180	892
Orbital Sciences Corp (a)	52,220	880
Raytheon Co	1,822	91	Chemicals - 2.15%
Rockwell Collins Inc	1,086	67	Air Products & Chemicals Inc	9,944	950
United Technologies Corp	9,254	819	CF Industries Holdings Inc	495	70
	$ 3,041		Dow Chemical Co/The	8,449	304
Agriculture - 1.84%			Eastman Chemical Co	1,023	104
Altria Group Inc	15,320	404	Ecolab Inc	9,470	534
Archer-Daniels-Midland Co	4,003	121	EI du Pont de Nemours & Co	5,906	320
Lorillard Inc	760	83	FMC Corp	519	45
Philip Morris International Inc	38,889	2,597	International Flavors & Fragrances Inc	567	36
Reynolds American Inc	2,321	86	Monsanto Co	5,631	409
	$ 3,291		Potash Corp of Saskatchewan Inc	6,940	395
Airlines - 0.06%			PPG Industries Inc	1,945	177
Southwest Airlines Co	10,036	115	Praxair Inc	2,783	302
			Sherwin-Williams Co/The	1,736	145
Apparel - 0.36%			Sigma-Aldrich Corp	881	65
Coach Inc	3,226	206		$ 3,856
Nike Inc	3,441	310	Coal - 0.16%
Polo Ralph Lauren Corp	412	55	Alpha Natural Resources Inc (a)	1,633	74
VF Corp	611	66	Arch Coal Inc	1,100	29
	$ 637		Peabody Energy Corp	3,054	180
Automobile Manufacturers - 0.37%				$ 283
Ford Motor Co (a)	26,375	363	Commercial Services - 1.69%
General Motors Co (a)	7,280	222	Apollo Group Inc (a)	888	39
PACCAR Inc	1,508	77	Automatic Data Processing Inc	4,511	237
	$ 662		DeVry Inc	443	26
Automobile Parts & Equipment - 0.93%			Equifax Inc	912	32
Johnson Controls Inc	39,638	1,651	H&R Block Inc	5,421	87
TRW Automotive Holdings Corp (a)	300	18	Mastercard Inc	1,107	334
	$ 1,669		Moody's Corp	41,256	1,582
Banks - 6.76%			Paychex Inc	2,927	90
Bank of America Corp	122,372	1,341	Robert Half International Inc	900	24
Bank of New York Mellon Corp/The	8,137	208	RR Donnelley & Sons Co	1,480	29
BB&T Corp	2,888	78	SAIC Inc (a)	2,124	36
Capital One Financial Corp	2,461	127	Total System Services Inc	1,116	21
Citigroup Inc	30,911	1,287	Visa Inc	3,600	303
Comerica Inc	15,400	532	Western Union Co/The	9,418	189
Fifth Third Bancorp	14,119	180		$ 3,029
First Horizon National Corp	7,008	67	Computers - 6.01%
Goldman Sachs Group Inc/The	4,459	593	Accenture PLC - Class A	1,700	103
JP Morgan Chase & Co	68,534	2,806	Apple Inc (a)	13,700	4,599
KeyCorp	5,832	49	Cognizant Technology Solutions Corp (a)	1,297	95
M&T Bank Corp	1,530	135	Computer Sciences Corp	1,600	61
Morgan Stanley	14,136	325	Dell Inc (a)	20,177	336
Northern Trust Corp	1,900	87	EMC Corp/Massachusetts (a)	16,002	441
PNC Financial Services Group Inc	5,195	310	Hewlett-Packard Co	21,082	767
State Street Corp	4,817	217	IBM Corp	18,901	3,243
SunTrust Banks Inc	3,339	87	Lexmark International Inc (a)	560	16
US Bancorp	18,724	477	NetApp Inc (a)	16,351	863
Wells Fargo & Co	112,635	3,161	SanDisk Corp (a)	4,355	181
Zions Bancorporation	2,000	48	Western Digital Corp (a)	1,626	59
	$ 12,115			$ 10,764
Beverages - 2.01%			Consumer Products - 0.19%
Brown-Forman Corp	723	54	Avery Dennison Corp	772	30
Coca-Cola Co/The	17,231	1,160	Kimberly-Clark Corp	4,577	304
Coca-Cola Enterprises Inc	2,370	69		$ 334
Constellation Brands Inc (a)	1,379	29	Cosmetics & Personal Care - 1.94%
Dr Pepper Snapple Group Inc	1,604	67	Avon Products Inc	5,200	146
Molson Coors Brewing Co	1,700	76	Colgate-Palmolive Co	5,929	518

See accompanying notes

56

Schedule of Investments
LargeCap Blend Account II
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Cosmetics & Personal Care (continued)			Engineering & Construction - 0.13%
Estee Lauder Cos Inc/The	815 $	86	Fluor Corp	2,276 $	147
Procter & Gamble Co	42,813	2,721	Foster Wheeler AG (a)	700	21
	$ 3,471		Jacobs Engineering Group Inc (a)	895	39
Distribution & Wholesale - 0.10%			McDermott International Inc (a)	1,500	30
Fastenal Co	1,300	47		$ 237
Genuine Parts Co	1,396	76	Entertainment - 0.06%
WW Grainger Inc	425	65	International Game Technology	6,200	109
	$ 188
Diversified Financial Services - 2.15%			Environmental Control - 0.09%
American Express Co	29,605	1,531	Republic Services Inc	2,660	82
Ameriprise Financial Inc	2,692	155	Waste Management Inc	2,017	75
BlackRock Inc	486	93		$ 157
Charles Schwab Corp/The	51,458	846	Food - 2.60%
CME Group Inc	761	222	Campbell Soup Co	1,284	44
Discover Financial Services	6,955	186	ConAgra Foods Inc	4,721	122
Federated Investors Inc	704	17	Dean Foods Co (a)	1,324	16
Franklin Resources Inc	1,675	220	General Mills Inc	8,956	333
IntercontinentalExchange Inc (a)	300	37	HJ Heinz Co	1,660	89
Invesco Ltd	6,547	153	Hormel Foods Corp	938	28
Janus Capital Group Inc	1,277	12	JM Smucker Co/The	849	65
Legg Mason Inc	2,400	79	Kellogg Co	31,120	1,722
NASDAQ OMX Group Inc/The (a)	1,065	27	Kraft Foods Inc	12,672	447
NYSE Euronext	3,687	127	Kroger Co/The	4,600	114
SLM Corp	5,100	86	McCormick & Co Inc/MD	26,960	1,336
T Rowe Price Group Inc	1,098	66	Safeway Inc	2,552	60
	$ 3,857		Sysco Corp	2,996	93
Electric - 1.63%			Tyson Foods Inc	2,025	39
AES Corp/The (a)	20,602	262	Whole Foods Market Inc	2,412	153
Ameren Corp	1,711	49		$ 4,661
American Electric Power Co Inc	2,040	77	Forest Products & Paper - 0.80%
Calpine Corp (a)	4,400	71	International Paper Co	46,472	1,386
CMS Energy Corp	1,656	33	MeadWestvaco Corp	1,233	41
Consolidated Edison Inc	1,427	76		$ 1,427
Constellation Energy Group Inc	4,000	152	Gas - 0.59%
Dominion Resources Inc/VA	2,964	143	CenterPoint Energy Inc	9,016	174
DTE Energy Co	1,220	61	Nicor Inc	329	18
Duke Energy Corp	6,162	116	NiSource Inc	1,990	40
Edison International	3,251	126	Sempra Energy	15,502	820
Entergy Corp	3,530	241		$ 1,052
Exelon Corp	8,698	373	Hand & Machine Tools - 0.07%
FirstEnergy Corp	6,275	277	Stanley Black & Decker Inc	1,647	119
Integrys Energy Group Inc	548	28
NextEra Energy Inc	2,005	115	Healthcare - Products - 2.79%
NRG Energy Inc (a)	1,738	43	Baxter International Inc	5,511	329
Pepco Holdings Inc	1,627	32	Becton Dickinson and Co	937	81
PG&E Corp	1,748	73	Boston Scientific Corp (a)	15,315	106
Pinnacle West Capital Corp	779	35	CareFusion Corp (a)	1,531	41
PPL Corp	4,556	127	Covidien PLC	5,703	303
Public Service Enterprise Group Inc	2,380	78	CR Bard Inc	500	55
SCANA Corp	804	32	DENTSPLY International Inc	2,100	80
Southern Co	3,958	160	Edwards Lifesciences Corp (a)	7,860	685
TECO Energy Inc	3,200	60	Hospira Inc (a)	600	34
Xcel Energy Inc	3,397	82	Johnson & Johnson	34,641	2,304
	$ 2,922		Medtronic Inc	8,199	316
Electrical Components & Equipment - 0.38%			Patterson Cos Inc	690	23
Emerson Electric Co	11,207	631	St Jude Medical Inc	1,691	81
Energizer Holdings Inc (a)	600	43	Stryker Corp	4,981	293
	$ 674		Varian Medical Systems Inc (a)	847	59
Electronics - 0.43%			Zimmer Holdings Inc (a)	3,219	203
Agilent Technologies Inc (a)	3,548	181		$ 4,993
Jabil Circuit Inc	1,379	28	Healthcare - Services - 1.26%
PerkinElmer Inc	797	21	Aetna Inc	14,499	639
TE Connectivity Ltd	4,400	162	CIGNA Corp	3,125	161
Thermo Fisher Scientific Inc (a)	4,157	268	Coventry Health Care Inc (a)	1,083	39
Waters Corp (a)	1,130	108	DaVita Inc (a)	1,559	135
	$ 768		HCA Holdings Inc (a)	1,800	59
Energy - Alternate Sources - 0.01%			Humana Inc	1,376	111
First Solar Inc (a)	200	26	Laboratory Corp of America Holdings (a)	722	70
			Quest Diagnostics Inc	2,237	132
			Tenet Healthcare Corp (a)	3,513	22

See accompanying notes

57

Schedule of Investments
LargeCap Blend Account II
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Services (continued)			Machinery - Diversified - 1.10%
UnitedHealth Group Inc	11,177 $	577	Cummins Inc	9,608 $	994
WellPoint Inc	3,960	312	Deere & Co	10,607	874
	$ 2,257		Flowserve Corp	382	42
Holding Companies - Diversified - 0.03%			Roper Industries Inc	668	56
Leucadia National Corp	1,428	49		$ 1,966
			Media - 3.14%
Home Builders - 0.90%			CBS Corp	3,277	93
Lennar Corp	22,080	401	Comcast Corp - Class A	25,590	648
Toll Brothers Inc (a)	58,720	1,218	DIRECTV (a)	7,369	375
	$ 1,619		Discovery Communications Inc - C Shares (a)	2,450	90
Home Furnishings - 0.04%			Gannett Co Inc	1,705	25
Harman International Industries Inc	1,778	81	McGraw-Hill Cos Inc/The	2,181	92
			News Corp - Class A	10,846	192
Housewares - 0.02%			News Corp - Class B	79,870	1,444
Newell Rubbermaid Inc	2,004	32	Scripps Networks Interactive	642	31
			Time Warner Cable Inc	3,866	302
Insurance - 3.03%			Time Warner Inc	11,656	424
ACE Ltd	2,928	192	Viacom Inc	2,870	146
Aflac Inc	4,616	216	Walt Disney Co/The	44,834	1,750
Allstate Corp/The	7,629	233	Washington Post Co/The	41	17
American International Group Inc (a)	3,144	92		$ 5,629
Aon Corp	5,309	272	Metal Fabrication & Hardware - 0.14%
Assurant Inc	687	25	Precision Castparts Corp	1,498	247
Berkshire Hathaway Inc - Class A (a)	6	697
Berkshire Hathaway Inc - Class B (a)	12,678	981	Mining - 1.00%
Chubb Corp	3,954	247	Alcoa Inc	4,875	77
Cincinnati Financial Corp	1,172	34	Barrick Gold Corp	1,200	55
Hartford Financial Services Group Inc	4,377	116	Eldorado Gold Corp	3,400	50
Lincoln National Corp	2,250	64	Freeport-McMoRan Copper & Gold Inc	19,684	1,042
Loews Corp	4,039	170	Newmont Mining Corp	8,809	475
Marsh & McLennan Cos Inc	7,670	239	Vulcan Materials Co	2,500	96
MetLife Inc	29,821	1,309		$ 1,795
Progressive Corp/The	4,684	100	Miscellaneous Manufacturing - 4.72%
Prudential Financial Inc	3,401	216	3M Co	15,571	1,476
Torchmark Corp	595	38	Cooper Industries PLC	1,900	113
Travelers Cos Inc/The	2,194	128	Danaher Corp	7,650	405
Unum Group	2,297	59	Dover Corp	1,286	87
	$ 5,428		Eaton Corp	15,438	794
Internet - 2.57%			General Electric Co	150,102	2,832
Amazon.com Inc (a)	3,722	761	Harsco Corp	19,710	643
eBay Inc (a)	7,202	233	Honeywell International Inc	23,308	1,389
Expedia Inc	1,520	44	Illinois Tool Works Inc	2,433	137
Google Inc (a)	5,704	2,889	Ingersoll-Rand PLC	4,688	213
Liberty Media Corp - Interactive (a)	4,900	82	ITT Corp	1,264	75
Netflix Inc (a)	506	132	Parker Hannifin Corp	1,111	100
Priceline.com Inc (a)	529	271	Textron Inc	3,100	73
Symantec Corp (a)	5,371	106	Tyco International Ltd	2,386	118
Yahoo! Inc (a)	5,702	86		$ 8,455
	$ 4,604		Office & Business Equipment - 0.11%
Iron & Steel - 0.22%			Pitney Bowes Inc	1,495	34
Cliffs Natural Resources Inc	1,844	170	Xerox Corp	16,408	171
Nucor Corp	4,023	166		$ 205
United States Steel Corp	1,400	65	Oil & Gas - 9.89%
	$ 401		Anadarko Petroleum Corp	2,406	185
Leisure Products & Services - 0.55%			Apache Corp	12,854	1,587
Carnival Corp	5,218	196	Chesapeake Energy Corp	2,790	83
Harley-Davidson Inc	19,443	797	Chevron Corp	25,943	2,667
	$ 993		Cimarex Energy Co	400	36
Lodging - 0.31%			Concho Resources Inc/Midland TX (a)	500	46
Las Vegas Sands Corp (a)	4,100	173	ConocoPhillips	10,631	799
Marriott International Inc/DE	4,576	162	Denbury Resources Inc (a)	2,821	56
Starwood Hotels & Resorts Worldwide Inc	2,654	149	Devon Energy Corp	4,076	321
Wyndham Worldwide Corp	1,287	43	Diamond Offshore Drilling Inc	10,180	717
Wynn Resorts Ltd	200	29	EOG Resources Inc	2,247	234
	$ 556		EQT Corp	1,200	63
Machinery - Construction & Mining - 0.42%			Exxon Mobil Corp	77,984	6,346
Caterpillar Inc	5,637	600	Helmerich & Payne Inc	759	50
Joy Global Inc	1,637	156	Hess Corp	3,300	247
	$ 756		Marathon Oil Corp	3,495	184
			Murphy Oil Corp	3,966	261
			Nabors Industries Ltd (a)	2,045	50

See accompanying notes

58

Schedule of Investments
LargeCap Blend Account II
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)			Retail - 4.37%
Newfield Exploration Co (a)	13,462 $	916	Abercrombie & Fitch Co	598 $	40
Noble Corp	2,100	83	AutoZone Inc (a)	691	203
Noble Energy Inc	837	75	Bed Bath & Beyond Inc (a)	5,210	304
Occidental Petroleum Corp	6,148	640	Best Buy Co Inc	2,325	73
Petroleo Brasileiro SA ADR	17,980	609	Big Lots Inc (a)	594	20
Range Resources Corp	1,400	78	CarMax Inc (a)	5,100	169
Rowan Cos Inc (a)	819	32	Chipotle Mexican Grill Inc (a)	413	128
Southwestern Energy Co (a)	2,100	90	Costco Wholesale Corp	1,852	150
Suncor Energy Inc	2,500	98	CVS Caremark Corp	12,340	464
Sunoco Inc	861	36	Darden Restaurants Inc	1,006	50
Tesoro Corp (a)	1,017	23	Dollar General Corp (a)	4,100	139
Total SA ADR	16,210	937	Family Dollar Stores Inc	878	46
Valero Energy Corp	6,806	174	GameStop Corp (a)	1,055	28
	$ 17,723		Gap Inc/The	5,000	90
Oil & Gas Services - 2.49%			Home Depot Inc	13,284	481
Baker Hughes Inc	5,387	391	Kohl's Corp	6,326	316
Cameron International Corp (a)	1,769	89	Lowe's Cos Inc	9,305	217
FMC Technologies Inc (a)	3,400	152	Ltd Brands Inc	1,815	70
Halliburton Co	24,898	1,270	Macy's Inc	7,508	220
National Oilwell Varco Inc	18,513	1,448	McDonald's Corp	8,755	738
Schlumberger Ltd	12,864	1,111	Nordstrom Inc	1,142	54
	$ 4,461		O'Reilly Automotive Inc (a)	992	65
Packaging & Containers - 0.06%			RadioShack Corp	726	10
Ball Corp	1,162	45	Ross Stores Inc	2,356	189
Owens-Illinois Inc (a)	1,182	30	Staples Inc	48,884	772
Sealed Air Corp	1,146	27	Starbucks Corp	8,413	332
	$ 102		Target Corp	3,441	161
Pharmaceuticals - 6.46%			Tiffany & Co	920	72
Abbott Laboratories	10,645	560	Tim Hortons Inc	1,000	49
Allergan Inc/United States	2,701	225	TJX Cos Inc	1,983	104
AmerisourceBergen Corp	32,901	1,362	Walgreen Co	8,876	377
Bristol-Myers Squibb Co	54,347	1,574	Wal-Mart Stores Inc	22,071	1,173
Cardinal Health Inc	1,818	83	Yum! Brands Inc	9,388	519
Eli Lilly & Co	5,133	193		$ 7,823
Express Scripts Inc (a)	5,173	279	Savings & Loans - 0.04%
Forest Laboratories Inc (a)	2,089	82	Hudson City Bancorp Inc	3,415	28
GlaxoSmithKline PLC ADR	13,560	582	People's United Financial Inc	2,704	36
McKesson Corp	3,170	265		$ 64
Medco Health Solutions Inc (a)	3,980	225	Semiconductors - 2.80%
Merck & Co Inc	25,661	905	Advanced Micro Devices Inc (a)	6,397	45
Novartis AG ADR	21,640	1,323	Altera Corp	2,197	102
Pfizer Inc	162,409	3,345	Analog Devices Inc	1,976	77
Sanofi-Aventis SA - Rights (a)	1,109	3	Applied Materials Inc	12,940	168
Warner Chilcott PLC	21,090	509	ASML Holding NV	38,710	1,431
Watson Pharmaceuticals Inc (a)	871	60	Broadcom Corp	6,922	233
	$ 11,575		Intel Corp	40,003	886
Pipelines - 0.36%			KLA-Tencor Corp	1,186	48
El Paso Corp	11,177	226	Lam Research Corp (a)	2,200	97
Spectra Energy Corp	8,143	223	Linear Technology Corp	1,592	53
Williams Cos Inc	6,300	191	LSI Corp (a)	4,534	32
			Marvell Technology Group Ltd (a)	9,300	137
	$ 640		Micron Technology Inc (a)	15,578	117
Real Estate - 0.06%			Novellus Systems Inc (a)	651	24
CB Richard Ellis Group Inc (a)	4,567	115	NVIDIA Corp (a)	6,627	106
			Teradyne Inc (a)	1,223	18
REITS - 0.80%
AvalonBay Communities Inc	563	72	Texas Instruments Inc	30,788	1,010
Boston Properties Inc	900	95	Xilinx Inc	11,710	427
Equity Residential	1,388	83		$ 5,011
HCP Inc	1,950	72	Software - 3.71%
Health Care REIT Inc	1,239	65	Adobe Systems Inc (a)	7,988	251
Host Hotels & Resorts Inc	4,513	76	Autodesk Inc (a)	27,644	1,067
Kimco Realty Corp	2,898	54	BMC Software Inc (a)	1,261	69
Plum Creek Timber Co Inc	1,111	45	CA Inc	9,631	220
ProLogis Inc	1,894	68	Cerner Corp (a)	1,042	64
Public Storage Inc	1,055	121	Citrix Systems Inc (a)	1,336	107
Simon Property Group Inc	3,200	372	Compuware Corp (a)	1,581	15
Ventas Inc	1,082	57	Dun & Bradstreet Corp	353	27
Vornado Realty Trust	1,971	184	Electronic Arts Inc (a)	1,300	31
Weyerhaeuser Co	3,608	79	Fidelity National Information Services Inc	1,200	37
	$ 1,443		Fiserv Inc (a)	1,028	64
			Intuit Inc (a)	1,870	97

See accompanying notes

59

Schedule of Investments LargeCap Blend Account II June 30, 2011 (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)		Maturity
Software (continued)				Amount
Microsoft Corp	108,518 $	2,822	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Oracle Corp	48,913	1,609	Banks (continued)
Red Hat Inc (a)	2,200	101	Investment in Joint Trading Account; Morgan	$ 445	$ 445
Salesforce.com Inc (a)	501	75	Stanley Repurchase Agreement; 0.01% dated
		$ 6,656	06/30/11 maturing 07/01/11 (collateralized by
Telecommunications - 4.35%			Sovereign Agency Issues; $453,869; 0.75% -
American Tower Corp (a)	16,469	861	4.75%; dated 04/20/12 - 10/28/15)
AT&T Inc	64,516	2,026			$ 2,845
CenturyLink Inc	3,282	133	TOTAL REPURCHASE AGREEMENTS		$ 2,845
Cisco Systems Inc	44,669	697	Total Investments		$ 176,510
Corning Inc	15,477	281	Other Assets in Excess of Liabilities, Net - 1.49%		$ 2,663
Crown Castle International Corp (a)	3,600	147	TOTAL NET ASSETS - 100.00%		$ 179,173
Harris Corp	1,304	59
Juniper Networks Inc (a)	16,103	507
Motorola Mobility Holdings Inc (a)	3,450	76	(a) Non-Income Producing Security
Motorola Solutions Inc (a)	1,735	80
Qualcomm Inc	14,113	802
Sprint Nextel Corp (a)	28,900	156
			Unrealized Appreciation (Depreciation)
Tellabs Inc	2,789	13	The net federal income tax unrealized appreciation (depreciation) and federal tax
Verizon Communications Inc	51,612	1,921	cost of investments held as of the period end were as follows:
Windstream Corp	3,154	41
		$ 7,800	Unrealized Appreciation		$ 31,399
Textiles - 0.02%			Unrealized Depreciation		(5,166)
Cintas Corp	1,100	36	Net Unrealized Appreciation (Depreciation)		$ 26,233
			Cost for federal income tax purposes		$ 150,277
Toys, Games & Hobbies - 0.05%			All dollar amounts are shown in thousands (000's)
Hasbro Inc	800	35
Mattel Inc	2,000	55	Portfolio Summary (unaudited)
		$ 90	Sector		Percent
Transportation - 2.09%			Consumer, Non-cyclical		21 .96%
CH Robinson Worldwide Inc	800	63	Financial		14 .43%
CSX Corp	5,469	143	Energy		12 .91%
Expeditors International of Washington Inc	2,030	104	Technology		12 .63%
FedEx Corp	3,436	326	Industrial		11 .83%
Norfolk Southern Corp	14,286	1,071	Communications		10 .20%
Ryder System Inc	800	46	Consumer, Cyclical		8 .13%
Union Pacific Corp	5,077	530	Basic Materials		4 .17%
United Parcel Service Inc	20,010	1,459	Utilities		2 .22%
		$ 3,742	Diversified		0 .03%
TOTAL COMMON STOCKS		$ 173,665	Other Assets in Excess of Liabilities, Net		1 .49%
	Maturity		TOTAL NET ASSETS		100.00%
	Amount
REPURCHASE AGREEMENTS - 1.59%	(000's)	Value (000's)
Banks - 1.59%
Investment in Joint Trading Account; Credit Suisse $	890	$ 890
Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
US Treasury Strips; $907,739; 0.00%; dated
02/15/15 - 08/15/37)
Investment in Joint Trading Account; Deutsche	269	269
Bank Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $274,710; 3.50% -
3.75%; dated 06/28/13 - 08/17/20)
Investment in Joint Trading Account; JP Morgan	468	468
Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $477,758; 0.00% -
9.80%; dated 01/09/12 - 03/12/21)
Investment in Joint Trading Account; Merrill	773	773
Lynch Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $788,300; 0.00% -
8.10%; dated 07/11/11 - 11/18/30)

See accompanying notes

60

Schedule of Investments
LargeCap Blend Account II
June 30, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2011	Long	62 $	3,969	$ 4,078	$ 109
					$ 109
All dollar amounts are shown in thousands (000's)

See accompanying notes

61

Schedule of Investments
LargeCap Growth Account
June 30, 2011 (unaudited)

COMMON STOCKS - 99.86%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Automobile Manufacturers - 2.95%			Media - 1.07%
Ford Motor Co (a)	449,431 $	6,198	DIRECTV (a)	44,000 $	2,236

Banks - 0.97%			Oil & Gas - 7.03%
Capital One Financial Corp	39,551	2,044	Apache Corp	34,000	4,195
			Cabot Oil & Gas Corp	36,278	2,406
Beverages - 2.08%			ConocoPhillips	44,000	3,308
Coca-Cola Co/The	65,000	4,374	Ensco PLC ADR	52,000	2,772
			Occidental Petroleum Corp	20,000	2,081
Biotechnology - 2.62%					$ 14,762
Gilead Sciences Inc (a)	51,000	2,112	Oil & Gas Services - 2.05%
Illumina Inc (a)	44,929	3,376	National Oilwell Varco Inc	55,000	4,302
	$ 5,488
Chemicals - 4.91%			Pharmaceuticals - 6.99%
Dow Chemical Co/The	52,000	1,872	Allergan Inc/United States	44,000	3,663
EI du Pont de Nemours & Co	40,000	2,162	Pfizer Inc	228,000	4,697
Monsanto Co	45,000	3,264	Valeant Pharmaceuticals International Inc	21,000	1,091
Potash Corp of Saskatchewan Inc	52,900	3,015	Watson Pharmaceuticals Inc (a)	76,000	5,223
	$ 10,313				$ 14,674
Commercial Services - 6.04%			Retail - 7.85%
Mastercard Inc	18,134	5,464	Bed Bath & Beyond Inc (a)	82,700	4,827
Moody's Corp	53,000	2,033	Home Depot Inc	112,600	4,078
Visa Inc	61,474	5,180	Ltd Brands Inc	41,000	1,577
	$ 12,677		Starbucks Corp	151,700	5,991
Computers - 12.54%					$ 16,473
Accenture PLC - Class A	75,000	4,531	Software - 4.64%
Apple Inc (a)	29,022	9,742	Oracle Corp	187,000	6,154
Cognizant Technology Solutions Corp (a)	58,901	4,320	Salesforce.com Inc (a)	24,000	3,576
NetApp Inc (a)	78,754	4,157			$ 9,730
Riverbed Technology Inc (a)	32,000	1,267	Telecommunications - 6.38%
SanDisk Corp (a)	55,451	2,301	Acme Packet Inc (a)	14,000	982
	$ 26,318		JDS Uniphase Corp (a)	108,100	1,801
Cosmetics & Personal Care - 2.26%			Juniper Networks Inc (a)	61,000	1,922
Estee Lauder Cos Inc/The	45,038	4,737	MetroPCS Communications Inc (a)	102,000	1,755
			Qualcomm Inc	122,000	6,928
Diversified Financial Services - 3.78%					$ 13,388
American Express Co	110,300	5,702	Transportation - 1.70%
Discover Financial Services	83,167	2,225	FedEx Corp	37,500	3,557
	$ 7,927
Electronics - 4.45%			TOTAL COMMON STOCKS		$ 209,560
Agilent Technologies Inc (a)	91,000	4,651		Maturity
Thermo Fisher Scientific Inc (a)	72,913	4,695		Amount
	$ 9,346		REPURCHASE AGREEMENTS - 0.08%	(000's)	Value (000's)
Food - 2.43%			Banks - 0.08%
Hershey Co/The	24,186	1,375	Investment in Joint Trading Account; Credit Suisse $ 53		$ 52
Whole Foods Market Inc	58,700	3,724	Repurchase Agreement; 0.01% dated
	$ 5,099		06/30/11 maturing 07/01/11 (collateralized by
Healthcare - Products - 1.85%			US Treasury Strips; $53,559; 0.00%; dated
St Jude Medical Inc	41,000	1,955	02/15/15 - 08/15/37)
Stryker Corp	33,000	1,937	Investment in Joint Trading Account; Deutsche	16	16
	$ 3,892		Bank Repurchase Agreement; 0.01% dated
Healthcare - Services - 1.06%			06/30/11 maturing 07/01/11 (collateralized by
UnitedHealth Group Inc	43,000	2,218	Sovereign Agency Issues; $16,209; 3.50% -
			3.75%; dated 06/28/13 - 08/17/20)
Internet - 5.23%			Investment in Joint Trading Account; JP Morgan	28	28
Amazon.com Inc (a)	27,600	5,644	Repurchase Agreement; 0.01% dated
Priceline.com Inc (a)	10,400	5,324	06/30/11 maturing 07/01/11 (collateralized by
	$ 10,968		Sovereign Agency Issues; $28,190; 0.00% -
Lodging - 2.17%			9.80%; dated 01/09/12 - 03/12/21)
Las Vegas Sands Corp (a)	107,800	4,550	Investment in Joint Trading Account; Merrill	46	46
			Lynch Repurchase Agreement; 0.01% dated
Machinery - Construction & Mining - 2.93%			06/30/11 maturing 07/01/11 (collateralized by
Caterpillar Inc	57,800	6,153	Sovereign Agency Issues; $46,512; 0.00% -
			8.10%; dated 07/11/11 - 11/18/30)
Machinery - Diversified - 3.88%
Cummins Inc	9,000	931
Deere & Co	66,341	5,470
Rockwell Automation Inc	20,000	1,735
	$ 8,136

See accompanying notes

62

Schedule of Investments
LargeCap Growth Account
June 30, 2011 (unaudited)

Maturity
Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Morgan	$ 26	$ 26
Stanley Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $26,780; 0.75% -
4.75%; dated 04/20/12 - 10/28/15)
$ 168
TOTAL REPURCHASE AGREEMENTS		$ 168
Total Investments		$ 209,728
Other Assets in Excess of Liabilities, Net - 0.06%		$ 127
TOTAL NET ASSETS - 100.00%		$ 209,855

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 53,411
Unrealized Depreciation	(2,996)
Net Unrealized Appreciation (Depreciation)	$ 50,415
Cost for federal income tax purposes	$ 159,313
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	25 .33%
Technology	17 .18%
Consumer, Cyclical	12 .97%
Industrial	12 .96%
Communications	12 .68%
Energy	9 .08%
Basic Materials	4 .91%
Financial	4 .83%
Other Assets in Excess of Liabilities, Net	0 .06%
TOTAL NET ASSETS	100.00%

See accompanying notes

63

Schedule of Investments MidCap Blend Account June 30, 2011 (unaudited)

COMMON STOCKS - 99.97%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.65%			Healthcare - Services (continued)
Lamar Advertising Co (a)	140,796 $	3,853	Quest Diagnostics Inc	99,387 $	5,874
				$ 30,283
Aerospace & Defense - 0.51%			Holding Companies - Diversified - 1.02%
Alliant Techsystems Inc	42,671	3,044	Leucadia National Corp	178,207	6,077

Banks - 2.43%			Insurance - 12.18%
CIT Group Inc (a)	185,398	8,206	Alleghany Corp (a)	6,027	2,008
M&T Bank Corp	70,507	6,201	Aon Corp	164,673	8,448
	$ 14,407		Brown & Brown Inc	236,280	6,063
Beverages - 1.02%			Everest Re Group Ltd	60,889	4,978
Molson Coors Brewing Co	135,779	6,075	Fairfax Financial Holdings Ltd	8,200	3,282
			Loews Corp	369,184	15,539
Building Materials - 0.30%			Markel Corp (a)	31,085	12,335
Martin Marietta Materials Inc	22,520	1,801	Marsh & McLennan Cos Inc	172,795	5,389
			Progressive Corp/The	263,853	5,641
Chemicals - 0.47%			White Mountains Insurance Group Ltd	14,067	5,910
Airgas Inc	39,584	2,772	Willis Group Holdings PLC	67,305	2,767
				$ 72,360
Commercial Services - 7.25%			Internet - 1.66%
Iron Mountain Inc	613,546	20,916	Liberty Media Corp - Interactive (a)	478,822	8,030
Live Nation Entertainment Inc (a)	192,958	2,213	VeriSign Inc	54,410	1,820
Mastercard Inc	21,508	6,481		$ 9,850
SAIC Inc (a)	492,598	8,286	Investment Companies - 0.15%
Western Union Co/The	257,311	5,154	RHJ International (a),(b)	126,365	890
	$ 43,050
Consumer Products - 1.79%			Media - 8.50%
Clorox Co	115,894	7,816	Discovery Communications Inc - C Shares (a)	280,089	10,237
Fortune Brands Inc	44,154	2,816	DISH Network Corp (a)	153,161	4,698
	$ 10,632		Liberty Global Inc - A Shares (a)	240,499	10,832
Distribution & Wholesale - 0.34%			Liberty Global Inc - B Shares (a)	76,962	3,286
Fastenal Co	55,682	2,004	Liberty Media Corp - Capital Series A (a)	205,867	17,653
			Liberty Media Corp - Starz (a)	50,278	3,783
Diversified Financial Services - 2.86%				$ 50,489
Ameriprise Financial Inc	84,243	4,859	Mining - 4.70%
BlackRock Inc	31,468	6,036	Franco-Nevada Corp	321,074	11,985
Charles Schwab Corp/The	163,095	2,683	Newmont Mining Corp	188,421	10,169
CME Group Inc	11,710	3,414	Royal Gold Inc	97,766	5,726
	$ 16,992			$ 27,880
Electric - 1.18%			Miscellaneous Manufacturing - 1.21%
Brookfield Infrastructure Partners LP	104,728	2,623	ITT Corp	20,383	1,201
Calpine Corp (a)	270,460	4,363	Tyco International Ltd	121,388	6,000
	$ 6,986			$ 7,201
Electronics - 1.50%			Oil & Gas - 5.62%
Gentex Corp	293,947	8,886	Cimarex Energy Co	46,337	4,167
			Denbury Resources Inc (a)	193,010	3,860
Energy - Alternate Sources - 1.70%			EOG Resources Inc	116,635	12,194
Covanta Holding Corp	610,788	10,072	EQT Corp	171,925	9,029
			Nabors Industries Ltd (a)	168,379	4,149
Entertainment - 1.26%				$ 33,399
Ascent Media Corp (a)	59,539	3,154	Pharmaceuticals - 2.44%
International Game Technology	245,969	4,324	Mead Johnson Nutrition Co	92,662	6,259
	$ 7,478		Valeant Pharmaceuticals International Inc	158,390	8,230
Food - 0.94%				$ 14,489
Sysco Corp	178,825	5,576	Pipelines - 2.31%
			El Paso Corp	77,310	1,562
Gas - 1.32%			Williams Cos Inc	402,396	12,172
National Fuel Gas Co	61,950	4,510		$ 13,734
Questar Corp	187,073	3,313	Private Equity - 1.50%
	$ 7,823		Onex Corp	230,052	8,914
Healthcare - Products - 3.24%
Becton Dickinson and Co	73,656	6,347	Real Estate - 3.70%
CR Bard Inc	27,712	3,044	Brookfield Asset Management Inc	453,399	15,039
DENTSPLY International Inc	153,035	5,828	Forest City Enterprises Inc (a)	263,381	4,917
St Jude Medical Inc	84,434	4,026	Howard Hughes Corp/The (a)	31,003	2,017
	$ 19,245			$ 21,973
Healthcare - Services - 5.10%			REITS - 1.38%
Coventry Health Care Inc (a)	164,219	5,989	General Growth Properties Inc	492,120	8,213
Laboratory Corp of America Holdings (a)	138,109	13,367
Lincare Holdings Inc	172,636	5,053	Retail - 8.28%
			AutoZone Inc (a)	17,178	5,065

See accompanying notes

64

Schedule of Investments MidCap Blend Account June 30, 2011 (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)
Retail (continued)			Unrealized Appreciation (Depreciation)
Copart Inc (a)	104,557 $	4,872	The net federal income tax unrealized appreciation (depreciation) and federal tax
JC Penney Co Inc	60,076	2,075	cost of investments held as of the period end were as follows:
O'Reilly Automotive Inc (a)	326,530	21,391
TJX Cos Inc	212,185	11,146	Unrealized Appreciation	$ 137,460
Yum! Brands Inc	84,082	4,645	Unrealized Depreciation	(14,703)
		$ 49,194	Net Unrealized Appreciation (Depreciation)	$ 122,757
Savings & Loans - 0.16%			Cost for federal income tax purposes	$ 472,963
BankUnited Inc	34,687	921	All dollar amounts are shown in thousands (000's)

Semiconductors - 1.03%			Portfolio Summary (unaudited)
Microchip Technology Inc	161,654	6,128	Sector	Percent
			Financial	24 .70%
Software - 5.67%			Consumer, Non-cyclical	21 .78%
Broadridge Financial Solutions Inc	150,588	3,625	Communications	14 .07%
Dun & Bradstreet Corp	89,087	6,730	Consumer, Cyclical	11 .22%
Fidelity National Information Services Inc	225,278	6,936	Energy	9 .63%
Intuit Inc (a)	142,179	7,373	Technology	6 .70%
Microsoft Corp	346,255	9,003	Basic Materials	5 .17%
		$ 33,667	Industrial	3 .52%
Telecommunications - 3.26%			Utilities	2 .50%
American Tower Corp (a)	115,026	6,016	Diversified	1 .02%
EchoStar Holding Corp (a)	165,406	6,026	Liabilities in Excess of Other Assets, Net	(0.31)%
Motorola Solutions Inc (a)	57,344	2,640	TOTAL NET ASSETS	100.00%
Telephone & Data Systems Inc - Special Shares	174,047	4,687
		$ 19,369
Textiles - 1.34%
Cintas Corp	150,245	4,963
Mohawk Industries Inc (a)	50,295	3,017
		$ 7,980
TOTAL COMMON STOCKS		$ 593,707
Maturity
Amount
REPURCHASE AGREEMENTS - 0.34%	(000's)	Value (000's)
Banks - 0.34%
Investment in Joint Trading Account; Credit Suisse $	629	$ 629
Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
US Treasury Strips; $642,037; 0.00%; dated
02/15/15 - 08/15/37)
Investment in Joint Trading Account; Deutsche	190	191
Bank Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $194,301; 3.50% -
3.75%; dated 06/28/13 - 08/17/20)
Investment in Joint Trading Account; JP Morgan	331	331
Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $337,915; 0.00% -
9.80%; dated 01/09/12 - 03/12/21)
Investment in Joint Trading Account; Merrill	547	547
Lynch Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $557,559; 0.00% -
8.10%; dated 07/11/11 - 11/18/30)
Investment in Joint Trading Account; Morgan	315	315
Stanley Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $321,018; 0.75% -
4.75%; dated 04/20/12 - 10/28/15)
		$ 2,013
TOTAL REPURCHASE AGREEMENTS		$ 2,013
Total Investments		$ 595,720
Liabilities in Excess of Other Assets, Net - (0.31)%		$ (1,849)
TOTAL NET ASSETS - 100.00%		$ 593,871

(a)	Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $890 or 0.15% of net assets.

See accompanying notes

65

Schedule of Investments
Money Market Account
June 30, 2011 (unaudited)

INVESTMENT COMPANIES - 2.68%	Shares Held Value (000's)			Principal
Publicly Traded Investment Fund - 2.68%				Amount
BlackRock Liquidity Funds TempFund Portfolio	3,020,000 $	3,020	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
DWS Money Market Series	5,120,000	5,120	California (continued)
		$ 8,140	Santa Rosa Rancheria Tachi Yokut Tribe
TOTAL INVESTMENT COMPANIES		$ 8,140	Enterprise
	Principal		0.19%, 07/07/2011	$ 2,700	$ 2,700
	Amount				$ 4,235
BONDS - 6.90%	(000's)	Value (000's)	Colorado - 0.66%
Automobile Asset Backed Securities - 1.82%			City of Colorado Springs CO
Ally Auto Receivables Trust			0.19%, 07/07/2011	2,000	2,000
0.34%, 11/15/2011(a)	$ 15	$ 15
AmeriCredit Automobile Receivables Trust			Connecticut - 0.79%
0.28%, 07/09/2012	1,400	1,400	Connecticut Housing Finance Authority GO OF
0.32%, 02/08/2012	257	257	AUTH
CarMax Auto Owner Trust			0.15%, 07/07/2011	2,400	2,400
0.33%, 03/15/2012(a)	729	729
Ford Credit Auto Lease Trust			Illinois - 0.23%
0.26%, 07/15/2012(b),(c)	500	500	Memorial Health System/IL
0.38%, 11/15/2011(c)	88	89	0.16%, 07/07/2011	700	700
Honda Auto Receivables Owner Trust
0.32%, 03/15/2012(a)	981	981	Indiana - 0.13%
Nissan Auto Receivables Owner Trust			Ball State University Foundation Inc
0.36%, 10/17/2011(a)	14	14	0.18%, 07/01/2011	400	400
Santander Drive Auto Receivables Trust
0.31%, 05/15/2012	1,087	1,087	Iowa - 0.43%
World Omni Automobile Lease Securitization			Iowa Finance Authority GNMA/FNMA GO OF
Trust			AUTH
0.30%, 04/16/2012	459	459	0.15%, 07/07/2011	1,300	1,300
		$ 5,531
Banks - 1.78%			Massachusetts - 0.26%
Bank of Nova Scotia/Houston			Massachusetts Health & Educational Facilities
0.30%, 06/11/2012(a),(d)	1,400	1,400	Authority
JP Morgan Chase Bank NA			0.11%, 07/07/2011	800	800
0.23%, 07/20/2012(a)	2,000	2,000
0.28%, 07/09/2012(a)	2,000	2,000	Michigan - 0.16%
		$ 5,400	Calvin College
Diversified Financial Services - 0.66%			0.18%, 07/07/2011	500	500
MetLife
0.61%, 08/16/2011(a),(e)	2,000	2,000	Minnesota - 0.22%
			Minnesota Housing Finance Agency GO OF AGY
Insurance - 0.66%			0.24%, 07/07/2011	655	655
New York Life Insurance Co
0.30%, 07/28/2011(a),(e)	2,000	2,000	Mississippi - 0.66%
			Mississippi Business Finance Corp
Other Asset Backed Securities - 1.26%			0.15%, 07/07/2011	2,000	2,000
CNH Equipment Trust
0.43%, 12/09/2011	589	589	New Mexico - 1.18%
GE Equipment Transportation LLC			City of Albuquerque NM
0.29%, 07/20/2012	1,145	1,145	0.19%, 07/07/2011	1,450	1,450
John Deere Owner Trust			City of Las Cruces NM
0.31%, 05/11/2012	1,373	1,373	0.19%, 07/07/2011	900	900
Macquarie Equipment Funding Trust			Village of Los Lunas NM
0.43%, 03/20/2012(a),(c)	705	705	0.19%, 07/07/2011	1,200	1,200
		$ 3,812			$ 3,550
Pharmaceuticals - 0.72%			New York - 3.82%
Sanofi-Aventis SA			Housing Development Corp/NY
0.30%, 03/28/2012(a)	2,200	2,200	0.11%, 07/07/2011	2,200	2,200
			0.17%, 07/07/2011	835	835
TOTAL BONDS		$ 20,943	Housing Development Corp/NY FANNIE MAE
	Principal		0.15%, 07/07/2011	2,350	2,350
	Amount		Housing Development Corp/NY FREDDIE MAC
MUNICIPAL BONDS - 12.55%	(000's)	Value (000's)	0.15%, 07/07/2011	1,175	1,175
California - 1.40%			New York State Housing Finance
California Statewide Communities Development			Agency FANNIE MAE
Authority FANNIE MAE			0.11%, 07/07/2011	1,560	1,560
0.22%, 07/07/2011	$ 750	$ 750	0.14%, 07/07/2011	900	900
San Jose Redevelopment Agency			0.17%, 07/07/2011	1,700	1,700
0.17%, 07/07/2011	785	785	New York State Housing Finance
			Agency FREDDIE MAC
			0.14%, 07/07/2011	900	900
					$ 11,620

See accompanying notes

66

Schedule of Investments
Money Market Account
June 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	COMMERCIAL PAPER (continued)	(000's)	Value (000's)
North Carolina - 0.12%			Banks (continued)
Rowan County Industrial Facilities & Pollution			Deutsche Bank Financial LLC
Control Financing Authority			0.25%, 10/21/2011	$ 2,000	$ 1,998
0.24%, 07/07/2011	$ 370	$ 370	DnB NOR Bank ASA
			0.27%, 10/28/2011(c),(d)	1,600	1,599
Ohio - 0.33%			0.39%, 09/07/2011(c),(d)	2,000	1,998
Ohio Higher Educational Facility Commission			0.40%, 08/22/2011(c),(d)	2,000	1,999
0.16%, 07/07/2011	1,000	1,000	Intesa Funding LLC
			0.25%, 07/22/2011	2,200	2,200
Pennsylvania - 0.79%			0.31%, 08/15/2011	2,200	2,199
City of Reading PA			Royal Bank of Scotland Group PLC
0.19%, 07/07/2011	600	600	0.22%, 08/04/2011(c),(d)	2,200	2,199
Luzerne County Industrial Development			Skandinaviska Enskilda Banken AB
Authority			0.29%, 10/19/2011(c),(d)	1,500	1,499
0.24%, 07/07/2011	1,040	1,040	Societe Generale North America Inc
Montgomery County Industrial Development			0.37%, 08/01/2011	2,000	1,999
Authority/PA			0.37%, 08/05/2011	1,000	1,000
0.34%, 07/07/2011	750	750	Standard Chartered Bank/New York
		$ 2,390	0.34%, 08/10/2011(c)	2,100	2,099
Rhode Island - 0.63%			UBS Finance Delaware LLC
Rhode Island Student Loan Authority GTD STD			0.49%, 08/16/2011	1,300	1,299
LNS			0.53%, 07/15/2011	2,000	2,000
0.15%, 07/07/2011	1,900	1,900	0.53%, 07/19/2011	1,400	1,400
			Union Bank NA
Texas - 0.33%			0.07%, 07/06/2011	500	500
South Central Texas Industrial Development Corp			0.31%, 02/14/2012	2,500	2,495
0.17%, 07/07/2011	1,000	1,000	Westpac Banking Corp
			0.25%, 12/08/2011(c),(d)	2,000	1,998
Washington - 0.41%			0.35%, 09/07/2011(c),(d)	2,300	2,298
Washington State Housing Finance Commission					$ 53,075
0.25%, 07/07/2011	800	800	Commercial Services - 0.66%
0.27%, 07/07/2011	460	460	Salvation Army/United States
		$ 1,260	0.17%, 09/08/2011	2,000	1,999
TOTAL MUNICIPAL BONDS		$ 38,080
	Maturity		Consumer Products - 2.47%
	Amount		Reckitt Benckiser Treasury Services PLC
REPURCHASE AGREEMENTS - 7.25%	(000's)	Value (000's)	0.35%, 11/23/2011(c)	1,200	1,198
Banks - 7.25%			0.42%, 10/05/2011(c)	2,300	2,297
Credit Suisse Repurchase Agreement; 0.01% dated $	14,000	$ 14,000	0.42%, 11/21/2011(c)	2,000	1,997
06/30/11 maturing 07/01/11 (collateralized by			0.46%, 11/07/2011(c)	2,000	1,997
US Treasury Strip; $14,280,000; 5.25%;					$ 7,489
dated 11/15/28)			Diversified Financial Services - 33.50%
Deutsche Bank Repurchase Agreement; 0.01%	8,000	8,000	Alpine Securitization Corp
dated 06/30/11 maturing 07/01/11			0.13%, 07/20/2011(c)	1,500	1,500
(collateralized by US Treasury Note;			0.13%, 07/21/2011(c)	2,000	2,000
$8,160,000; 1.50%; dated 06/30/16)			0.14%, 07/27/2011(c)	2,000	2,000
		$ 22,000	American Express Credit
TOTAL REPURCHASE AGREEMENTS		$ 22,000	0.03%, 07/01/2011	2,000	2,000
	Principal		American Honda Finance Corp
	Amount		0.18%, 09/22/2011	2,000	1,999
COMMERCIAL PAPER - 70.71%	(000's)	Value (000's)	0.20%, 09/20/2011	2,200	2,199
Banks - 17.49%			0.21%, 09/21/2011	1,800	1,799
Abbey National North America LLC			BlackRock Inc
			0.22%, 08/15/2011(c)	2,000	1,999
0.42%, 08/12/2011	$ 2,200	$ 2,199
Bank of America Corp			BNP Paribas Finance Inc
0.15%, 07/21/2011	2,000	2,000	0.40%, 09/16/2011	2,000	1,998
0.19%, 09/01/2011	2,000	1,999	0.46%, 08/16/2011	2,100	2,099
Bank of Nova Scotia/New York			0.47%, 08/04/2011	2,400	2,399
0.06%, 07/01/2011	1,000	1,000	CAFCO LLC
			0.40%, 07/08/2011(c)	2,000	2,000
0.31%, 08/08/2011	2,200	2,199
0.32%, 07/25/2011	2,100	2,100	Charta Corp
BPCE SA			0.22%, 07/15/2011(c)	2,000	2,000
0.34%, 07/08/2011(c),(d)	1,000	1,000	0.38%, 09/01/2011(c)	2,100	2,099
0.37%, 08/03/2011(c),(d)	2,000	1,999	0.38%, 09/19/2011(c)	1,900	1,898
Credit Agricole North America Inc			CRC Funding LLC
			0.22%, 07/20/2011(c)	2,300	2,300
0.29%, 07/01/2011	1,000	1,000	0.40%, 08/08/2011(c)	1,700	1,699
0.45%, 07/19/2011	1,800	1,800
Credit Suisse/New York NY			Danske Corp
			0.21%, 08/05/2011(c)	2,000	2,000
0.14%, 07/14/2011	1,800	1,800
0.37%, 07/11/2011	1,200	1,200

See accompanying notes

67

Schedule of Investments Money Market Account June 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
COMMERCIAL PAPER (continued)	(000's)	Value (000's)	COMMERCIAL PAPER (continued)	(000's)	Value (000's)
Diversified Financial Services (continued)			Healthcare - Products - 0.66%
Gemini Securitization Corp LLC			Covidien International Finance SA
0.20%, 08/18/2011(c)	$ 1,900	$ 1,899	0.23%, 07/13/2011(c)	$ 2,000	$ 2,000
0.20%, 08/23/2011(c)	1,400	1,399
0.21%, 08/03/2011(c)	1,600	1,600	Healthcare - Services - 0.79%
0.25%, 07/07/2011(c)	2,000	2,000	Catholic Health Initiatives
ING US Funding LLC			0.25%, 10/13/2011	2,388	2,388
0.24%, 07/05/2011	2,000	2,000
0.27%, 08/05/2011	2,000	1,999	Insurance - 1.68%
0.31%, 07/14/2011	2,000	2,000	New York Life Capital Corp
John Deere Bank SA			0.18%, 09/02/2011(c)	1,400	1,400
0.09%, 08/03/2011(c)	1,980	1,980	Prudential Funding LLC
Jupiter Securitization Co LLC			0.22%, 07/27/2011	2,000	2,000
0.13%, 07/27/2011(c)	1,000	1,000	Prudential PLC
0.17%, 08/09/2011(c)	2,000	2,000	0.23%, 08/24/2011(c)	1,700	1,699
0.17%, 09/19/2011(c)	1,500	1,499			$ 5,099
National Rural Utilities Cooperative Finance Corp			Miscellaneous Manufacturing - 0.66%
0.14%, 08/08/2011	1,000	1,000	Danaher Corp
0.16%, 07/18/2011	1,350	1,350	0.03%, 07/01/2011	2,000	2,000
Nieuw Amsterdam Receivables Corp
0.20%, 07/26/2011(c)	1,600	1,600	Oil & Gas - 2.73%
0.24%, 07/07/2011(c)	2,000	2,000	BP Capital Markets PLC
0.25%, 07/05/2011(c)	1,400	1,400	0.26%, 09/09/2011(c)	2,000	1,999
0.25%, 07/06/2011(c)	2,300	2,300	0.27%, 10/18/2011(c)	2,200	2,198
Nordea North America Inc/DE			Shell International Finance BV
0.23%, 10/24/2011	2,300	2,298	0.73%, 07/01/2011(c)	2,100	2,100
0.25%, 12/01/2011	2,000	1,998	Total Capital Canada Ltd
0.26%, 11/07/2011	1,800	1,798	0.41%, 12/16/2011(c)	2,000	1,996
Private Export Funding Corp					$ 8,293
0.20%, 11/08/2011(c)	2,300	2,298	Pharmaceuticals - 0.82%
River Fuel Co NO.2 Inc			Novartis Finance Corp
0.23%, 07/29/2011	2,000	2,000	0.02%, 07/01/2011(c)	2,500	2,500
Sheffield Receivables Corp
0.15%, 08/02/2011(c)	1,700	1,700	Supranational Bank - 2.04%
0.17%, 08/10/2011(c)	2,000	2,000	Corp Andina de Fomento
0.17%, 09/16/2011(c)	800	800	0.28%, 08/12/2011(c)	2,200	2,199
Starbird Funding Corp			0.31%, 11/09/2011(c)	2,000	1,998
0.20%, 09/15/2011(c)	1,800	1,799	0.36%, 08/29/2011(c)	2,000	1,999
0.23%, 07/18/2011(c)	2,000	2,000
0.25%, 09/26/2011(c)	2,000	1,999			$ 6,196
			Telecommunications - 1.48%
Thunder Bay Funding LLC			Telstra Corp Ltd
0.13%, 07/28/2011(c)	2,000	2,000	0.18%, 09/13/2011(c)	2,500	2,499
0.15%, 09/08/2011(c)	700	700	0.18%, 09/14/2011(c)	2,000	1,999
0.17%, 08/19/2011(c)	2,000	1,999
					$ 4,498
Toyota Motor Credit Corp			TOTAL COMMERCIAL PAPER		$ 214,633
0.20%, 08/23/2011	2,300	2,299	Total Investments		$ 303,796
0.20%, 08/30/2011	2,000	1,999
0.20%, 09/08/2011	2,000	1,999	Liabilities in Excess of Other Assets, Net - (0.09)%		$ (260)
0.36%, 02/07/2012	1,000	998	TOTAL NET ASSETS - 100.00%		$ 303,536
Variable Funding Capital Co LLC
0.15%, 07/28/2011(c)	2,000	2,000
0.20%, 07/14/2011(c)	2,000	2,000	(a)	Variable Rate. Rate shown is in effect at June 30, 2011.
			(b)	Security purchased on a when-issued basis.
		$ 101,698	(c)	Security exempt from registration under Rule 144A of the Securities Act of
Electric - 5.73%			1933. These securities may be resold in transactions exempt from
GDF Suez			registration, normally to qualified institutional buyers. Unless otherwise
0.17%, 08/09/2011(c)	2,000	1,999	indicated, these securities are not considered illiquid. At the end of the
0.18%, 08/02/2011(c)	1,650	1,650	period, the value of these securities totaled $134,922 or 44.45% of net
0.18%, 08/15/2011(c)	1,500	1,499	assets.
0.20%, 07/11/2011(c)	2,000	2,000	(d)	Security issued by foreign bank and denominated in USD.
Oglethorpe Power Corp			(e) Security is Illiquid
0.17%, 07/19/2011(c)	2,500	2,500
0.20%, 07/05/2011(c)	2,000	2,000
Southern Co Funding Corp
0.16%, 07/29/2011(c)	2,000	2,000
0.17%, 07/12/2011(c)	1,800	1,800
0.18%, 07/28/2011(c)	450	450
Southern Company Funding
0.15%, 07/20/2011(c)	1,500	1,500
		$ 17,398

See accompanying notes

68

Schedule of Investments Money Market Account June 30, 2011 (unaudited)

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ —
Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	$ —
Cost for federal income tax purposes	$ 303,796
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Financial	63 .52%
Revenue Bonds	7 .20%
Consumer, Non-cyclical	6 .12%
Utilities	5 .23%
Insured	5 .15%
Asset Backed Securities	3 .08%
Energy	2 .73%
Exchange Traded Funds	2 .68%
Government	2 .04%
Communications	1 .48%
Industrial	0 .66%
General Obligation Unltd	0 .20%
Liabilities in Excess of Other Assets, Net	(0.09)%
TOTAL NET ASSETS	100.00%

See accompanying notes

69

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2011 (unaudited)

COMMON STOCKS - 97.51%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 2.17%			Consumer Products (continued)
Boeing Co/The	29,836 $	2,206	WD-40 Co	12,445 $	486
Northrop Grumman Corp	10,669	740		$ 3,007
Teledyne Technologies Inc (a)	12,200	614	Cosmetics & Personal Care - 0.66%
	$ 3,560		Procter & Gamble Co	17,075	1,086
Agriculture - 0.46%
Archer-Daniels-Midland Co	25,050	755	Distribution & Wholesale - 0.38%
			Pool Corp	20,999	626
Airlines - 0.83%
Alaska Air Group Inc (a)	13,472	922	Diversified Financial Services - 2.97%
Cathay Pacific Airways Ltd ADR	37,549	439	Ameriprise Financial Inc	7,194	415
	$ 1,361		Charles Schwab Corp/The	129,900	2,137
Apparel - 1.39%			Franklin Resources Inc	17,710	2,325
Columbia Sportswear Co	3,509	223		$ 4,877
Nike Inc	22,938	2,064	Electric - 0.62%
	$ 2,287		Edison International	17,650	684
Automobile Manufacturers - 1.15%			PG&E Corp	7,744	325
Nissan Motor Co Ltd ADR	14,668	309	Xcel Energy Inc	600	15
PACCAR Inc	30,708	1,569		$ 1,024
	$ 1,878		Electronics - 2.00%
Automobile Parts & Equipment - 0.71%			Electro Scientific Industries Inc (a)	7,749	149
Johnson Controls Inc	28,065	1,169	FEI Co (a)	22,960	877
			FLIR Systems Inc	7,800	263
Banks - 4.79%			Itron Inc (a)	7,627	367
Barclays PLC ADR	5,125	84	Thermo Fisher Scientific Inc (a)	7,235	466
City National Corp/CA	10,081	547	Trimble Navigation Ltd (a)	12,960	514
East West Bancorp Inc	21,143	427	Waters Corp (a)	6,725	644
JP Morgan Chase & Co	43,229	1,770		$ 3,280
PNC Financial Services Group Inc	2,925	174	Engineering & Construction - 0.77%
State Street Corp	23,700	1,069	Granite Construction Inc	13,925	342
US Bancorp	38,175	974	Jacobs Engineering Group Inc (a)	21,246	919
Wells Fargo & Co	87,110	2,444		$ 1,261
Westamerica Bancorporation	7,575	373	Environmental Control - 0.58%
	$ 7,862		Energy Recovery Inc (a)	18,528	61
Beverages - 1.43%			Waste Connections Inc	27,962	887
Brown-Forman Corp	8,103	605		$ 948
Coca Cola Hellenic Bottling Co SA ADR(a)	495	13	Food - 1.81%
PepsiCo Inc	24,482	1,725	Campbell Soup Co	5,925	205
	$ 2,343		Dairy Farm International Holdings Ltd ADR	19,413	804
Biotechnology - 1.33%			Dean Foods Co (a)	8,801	108
Dendreon Corp (a)	5,225	206	General Mills Inc	28,220	1,050
Gilead Sciences Inc (a)	27,049	1,120	Kroger Co/The	23,325	578
Life Technologies Corp (a)	16,303	849	Ralcorp Holdings Inc (a)	2,525	219
	$ 2,175			$ 2,964
Building Materials - 0.64%			Gas - 1.58%
Apogee Enterprises Inc	20,293	260	Northwest Natural Gas Co	1,700	77
Cemex SAB de CV ADR(a)	12,246	105	Sempra Energy	47,460	2,509
Simpson Manufacturing Co Inc	22,688	678		$ 2,586
	$ 1,043		Healthcare - Products - 2.70%
Chemicals - 1.15%			Becton Dickinson and Co	8,222	708
CF Industries Holdings Inc	4,785	678	Johnson & Johnson	23,411	1,557
FMC Corp	8,225	707	Medtronic Inc	14,945	576
Sigma-Aldrich Corp	6,740	495	ResMed Inc (a)	9,710	301
	$ 1,880		Techne Corp	5,925	494
Commercial Services - 1.11%			Varian Medical Systems Inc (a)	11,227	786
AMN Healthcare Services Inc (a)	11,834	99		$ 4,422
Hertz Global Holdings Inc (a)	48,300	767	Healthcare - Services - 0.74%
Resources Connection Inc	17,387	209	DaVita Inc (a)	11,500	996
Robert Half International Inc	16,625	449	Health Net Inc (a)	6,305	203
TrueBlue Inc (a)	20,725	300	Sun Healthcare Group Inc (a)	1,519	12
	$ 1,824			$ 1,211
Computers - 3.23%			Home Builders - 0.04%
Apple Inc (a)	4,870	1,635	KB Home	3,375	33
Hewlett-Packard Co	35,833	1,304	Winnebago Industries Inc (a)	3,543	34
IBM Corp	12,750	2,187		$ 67
Mentor Graphics Corp (a)	13,816	177	Insurance - 1.79%
	$ 5,303		Fidelity National Financial Inc	11,625	183
Consumer Products - 1.83%			HCC Insurance Holdings Inc	26,524	835
Clorox Co	17,920	1,208	MetLife Inc	15,150	665
Kimberly-Clark Corp	11,435	761	StanCorp Financial Group Inc	26,604	1,122
Tupperware Brands Corp	8,177	552

See accompanying notes

70

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Insurance (continued)			REITS (continued)
XL Group PLC	5,625 $	124	Essex Property Trust Inc	5,528 $	748
	$ 2,929		HCP Inc	32,000	1,174
Internet - 2.39%			Nationwide Health Properties Inc	12,978	537
Amazon.com Inc (a)	5,455	1,115	Plum Creek Timber Co Inc	9,750	395
eBay Inc (a)	29,725	959	Sabra Healthcare REIT Inc	5,839	98
Google Inc (a)	3,633	1,840	Weyerhaeuser Co	77,864	1,702
	$ 3,914			$ 5,823
Iron & Steel - 1.33%			Retail - 7.83%
Reliance Steel & Aluminum Co	15,085	749	Best Buy Co Inc	12,650	397
Schnitzer Steel Industries Inc	24,810	1,429	Copart Inc (a)	22,874	1,066
	$ 2,178		Costco Wholesale Corp	36,278	2,947
Leisure Products & Services - 0.70%			CVS Caremark Corp	8,023	302
Ambassadors Group Inc	19,293	170	Home Depot Inc	16,700	605
Carnival Corp	16,175	609	Jack in the Box Inc (a)	15,212	347
Harley-Davidson Inc	9,149	375	McDonald's Corp	15,750	1,328
	$ 1,154		Nordstrom Inc	33,200	1,558
Lodging - 0.36%			Ross Stores Inc	2,400	192
Red Lion Hotels Corp (a)	75,525	597	Starbucks Corp	62,038	2,450
			Wal-Mart Stores Inc	24,250	1,289
Machinery - Diversified - 1.24%			Yum! Brands Inc	6,425	355
Cascade Corp	11,092	528		$ 12,836
Deere & Co	18,195	1,500	Savings & Loans - 0.93%
	$ 2,028		Washington Federal Inc	92,624	1,522
Media - 1.45%
Walt Disney Co/The	60,948	2,379	Semiconductors - 3.52%
			Applied Materials Inc	79,648	1,036
Metal Fabrication & Hardware - 0.60%			Avago Technologies Ltd	13,925	529
Precision Castparts Corp	5,993	987	Intel Corp	80,380	1,781
			LSI Corp (a)	41,555	296
Mining - 0.79%			Microchip Technology Inc	29,984	1,137
			Novellus Systems Inc (a)	9,025	326
Freeport-McMoRan Copper & Gold Inc	24,390	1,290	QLogic Corp (a)	20,900	333
			Supertex Inc (a)	14,878	333
Miscellaneous Manufacturing - 1.74%
Aptargroup Inc	6,470	339		$ 5,771
Crane Co	12,350	610	Shipbuilding - 0.03%
General Electric Co	100,796	1,901	Huntington Ingalls Industries Inc (a)	1,610	56
	$ 2,850
Oil & Gas - 11.07%			Software - 5.34%
			Actuate Corp (a)	45,170	264
Apache Corp	23,110	2,851	Adobe Systems Inc (a)	46,115	1,450
Berry Petroleum Co	8,389	446	Autodesk Inc (a)	15,225	588
Chevron Corp	48,708	5,009	Informatica Corp (a)	10,500	613
CNOOC Ltd ADR	2,590	611
Devon Energy Corp	21,185	1,669	Microsoft Corp	118,936	3,092
			Omnicell Inc (a)	18,141	283
Energen Corp	11,700	661
Exxon Mobil Corp	27,351	2,226	Oracle Corp	57,434	1,890
Nabors Industries Ltd (a)	17,884	441	Quality Systems Inc	1,404	123
			Quest Software Inc (a)	14,700	334
Occidental Petroleum Corp	29,611	3,081	Tyler Technologies Inc (a)	4,314	116
Total SA ADR	19,900	1,151
	$ 18,146			$ 8,753
Oil & Gas Services - 0.51%			Telecommunications - 4.87%
Natural Gas Services Group Inc (a)	17,310	280	AT&T Inc	83,000	2,607
Schlumberger Ltd	6,405	553	China Mobile Ltd ADR	14,415	674
	$ 833		Cisco Systems Inc	77,500	1,210
Pharmaceuticals - 5.93%			Corning Inc	36,825	669
			Polycom Inc (a)	10,425	670
Abbott Laboratories	22,550	1,187
Allergan Inc/United States	28,738	2,392	Qualcomm Inc	12,825	728
Bristol-Myers Squibb Co	50,002	1,448	Verizon Communications Inc	38,250	1,424
Forest Laboratories Inc (a)	12,317	485		$ 7,982
McKesson Corp	25,049	2,095	Toys, Games & Hobbies - 0.49%
Medicis Pharmaceutical Corp	12,425	474	Mattel Inc	29,145	801
Obagi Medical Products Inc (a)	15,117	143
Teva Pharmaceutical Industries Ltd ADR	8,235	397	Transportation - 2.20%
VCA Antech Inc (a)	24,756	525	Con-way Inc	11,571	449
Watson Pharmaceuticals Inc (a)	8,530	586	Expeditors International of Washington Inc	44,178	2,262
	$ 9,732		Union Pacific Corp	8,535	891
Publicly Traded Investment Fund - 1.27%				$ 3,602
iShares Russell 3000 Index Fund	26,250	2,081	Trucking & Leasing - 0.28%
			Greenbrier Cos Inc (a)	23,290	460
REITS - 3.55%
Alexandria Real Estate Equities Inc	15,098	1,169

See accompanying notes

71

		Schedule of Investments
	Principal Capital Appreciation Account
		June 30, 2011 (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)
Water - 0.23%
California Water Service Group	20,000 $	374

TOTAL COMMON STOCKS		$ 159,877
	Maturity
	Amount
REPURCHASE AGREEMENTS - 2.11%	(000's)	Value (000's)
Banks - 2.11%
Investment in Joint Trading Account; Credit Suisse $	1,085	$ 1,085
Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
US Treasury Strips; $1,106,321; 0.00%; dated
02/15/15 - 08/15/37)
Investment in Joint Trading Account; Deutsche	328	328
Bank Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $334,808; 3.50% -
3.75%; dated 06/28/13 - 08/17/20)
Investment in Joint Trading Account; JP Morgan	571	571
Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $582,274; 0.00% -
9.80%; dated 01/09/12 - 03/12/21)
Investment in Joint Trading Account; Merrill	942	942
Lynch Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $960,752; 0.00% -
8.10%; dated 07/11/11 - 11/18/30)
Investment in Joint Trading Account; Morgan	542	542
Stanley Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $553,160; 0.75% -
4.75%; dated 04/20/12 - 10/28/15)
		$ 3,468
TOTAL REPURCHASE AGREEMENTS		$ 3,468
Total Investments		$ 163,345
Other Assets in Excess of Liabilities, Net - 0.38%		$ 630
TOTAL NET ASSETS - 100.00%		$ 163,975

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 50,594
Unrealized Depreciation	(2,385)
Net Unrealized Appreciation (Depreciation)	$ 48,209
Cost for federal income tax purposes	$ 115,136
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	18 .00%
Financial	16 .14%
Consumer, Cyclical	13 .88%
Industrial	12 .25%
Technology	12 .09%
Energy	11 .58%
Communications	8 .71%
Basic Materials	3 .27%
Utilities	2 .43%
Exchange Traded Funds	1 .27%
Other Assets in Excess of Liabilities, Net	0 .38%
TOTAL NET ASSETS	100.00%

See accompanying notes

72

Schedule of Investments
Real Estate Securities Account
June 30, 2011 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax
COMMON STOCKS - 98.58%	Shares Held Value (000's)		cost of investments held as of the period end were as follows:
Commercial Services - 0.44%
Corrections Corp of America (a)	30,900 $	669
			Unrealized Appreciation	$ 37,038
			Unrealized Depreciation	(865)
Lodging - 2.23%			Net Unrealized Appreciation (Depreciation)	$ 36,173
Marriott International Inc/DE	23,000	816	Cost for federal income tax purposes	$ 115,288
Starwood Hotels & Resorts Worldwide Inc	45,800	2,567	All dollar amounts are shown in thousands (000's)
	$ 3,383
Real Estate - 1.64%			Portfolio Summary (unaudited)
CB Richard Ellis Group Inc (a)	39,800	1,000
			Sector	Percent
Jones Lang LaSalle Inc	15,900	1,499	Financial	97 .00%
	$ 2,499		Consumer, Cyclical	2 .23%
REITS - 94.27%			Consumer, Non-cyclical	0 .44%
American Assets Trust Inc	37,505	842	Other Assets in Excess of Liabilities, Net	0 .33%
American Campus Communities Inc	8,572	304	TOTAL NET ASSETS	100.00%
Apartment Investment & Management Co	150,900	3,852
AvalonBay Communities Inc	53,466	6,865
Boston Properties Inc	99,415	10,554
BRE Properties Inc	42,593	2,125
Camden Property Trust	17,200	1,094
Colonial Properties Trust	114,137	2,328
Digital Realty Trust Inc	73,923	4,567
Douglas Emmett Inc	81,089	1,613
DuPont Fabros Technology Inc	87,940	2,216
Entertainment Properties Trust	55,900	2,610
Equity Lifestyle Properties Inc	38,042	2,375
Equity One Inc	68,300	1,273
Equity Residential	181,385	10,883
Essex Property Trust Inc	17,133	2,318
Federal Realty Investment Trust	17,738	1,511
General Growth Properties Inc	121,187	2,023
Glimcher Realty Trust	130,101	1,236
HCP Inc	135,451	4,970
Health Care REIT Inc	48,822	2,560
Hersha Hospitality Trust	171,950	958
Highwoods Properties Inc	21,800	722
Home Properties Inc	6,520	397
Host Hotels & Resorts Inc	372,902	6,321
Kimco Realty Corp	67,759	1,263
LaSalle Hotel Properties	91,671	2,415
Macerich Co/The	17,251	923
Mid-America Apartment Communities Inc	7,800	526
ProLogis Inc	279,893	10,031
PS Business Parks Inc	17,417	960
Public Storage Inc	80,230	9,147
Ramco-Gershenson Properties Trust	66,881	828
Simon Property Group Inc	172,017	19,994
SL Green Realty Corp	72,150	5,979
Taubman Centers Inc	26,220	1,552
Ventas Inc	88,189	4,648
Vornado Realty Trust	90,972	8,477
	$ 143,260
TOTAL COMMON STOCKS	$ 149,811
CONVERTIBLE PREFERRED STOCKS -
1.09%	Shares Held Value (000's)
REITS - 1.09%
Digital Realty Trust Inc	44,100	1,650

TOTAL CONVERTIBLE PREFERRED STOCKS	$ 1,650
Total Investments	$ 151,461
Other Assets in Excess of Liabilities, Net - 0.33%	$ 506
TOTAL NET ASSETS - 100.00%	$ 151,967

(a) Non-Income Producing Security

See accompanying notes

73

		Schedule of Investments
		SAM Balanced Portfolio
		June 30, 2011 (unaudited)

INVESTMENT COMPANIES - 100.11%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 24.56%
Global Diversified Income Fund (a)	1,363,952 $	18,495
Global Real Estate Securities Fund (a)	734,475	5,707
High Yield Fund (a)	3,697,466	29,617
Inflation Protection Fund (a)	960,380	7,837
LargeCap Blend Fund II (a)	2,431,738	24,342
LargeCap Growth Fund II (a)	2,909,907	25,462
LargeCap Value Fund III (a)	3,178,894	34,173
MidCap Growth Fund III (a),(b)	883,449	10,327
Preferred Securities Fund (a)	2,283,152	23,128
SmallCap Growth Fund I (a),(b)	2,260,076	27,166
SmallCap Value Fund (a)	379,911	5,984
SmallCap Value Fund II (a)	590,587	5,989
Small-MidCap Dividend Income Fund (a)	1,498,256	15,132
	$ 233,359
Principal Variable Contracts Funds, Inc. Class 1 - 75.55%
Diversified International Account (a)	6,685,002	87,440
Equity Income Account (a)	11,155,658	175,144
Government & High Quality Bond Account (a)	11,467,158	120,520
Income Account (a)	11,046,830	115,329
International Emerging Markets Account (a)	1,314,400	23,199
LargeCap Growth Account (a)	3,495,671	55,022
LargeCap Value Account (a)	913,177	23,578
MidCap Blend Account (a)	623,274	26,209
Principal Capital Appreciation Account (a)	3,158,210	70,838
Real Estate Securities Account (a)	288,072	4,234
Short-Term Income Account (a)	6,432,973	16,340
	$ 717,853
TOTAL INVESTMENT COMPANIES	$ 951,212
Total Investments	$ 951,212
Liabilities in Excess of Other Assets, Net - (0.11)%	$ (1,075)
TOTAL NET ASSETS - 100.00%	$ 950,137

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 143,354
Unrealized Depreciation	(4,396)
Net Unrealized Appreciation (Depreciation)	$ 138,958
Cost for federal income tax purposes	$ 812,254
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	53 .01%
Fixed Income Funds	32 .91%
International Equity Funds	12 .24%
Specialty Funds	1 .95%
Liabilities in Excess of Other Assets, Net	(0.11)%
TOTAL NET ASSETS	100.00%

See accompanying notes

74

Schedule of Investments
SAM Balanced Portfolio
June 30, 2011 (unaudited)

	December 31,	December 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	June 30, 2011 June 30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	6,949,596	$ 83,081	59,555	$ 773	324,149	$ 4,196	6,685,002 $	78,456
Equity Income Account	12,723,542	163,267	56,144	872	1,624,028	25,011	11,155,658	140,125
Global Diversified Income Fund	1,385,181	18,472	41,979	568	63,208	856	1,363,952	18,182
Global Real Estate Securities Fund	629,486	4,614	104,989	798	—	—	734,475	5,412
Government & High Quality Bond	11,735,829	116,974	100,515	1,046	369,186	3,848	11,467,158	114,146
Account
High Yield Fund	3,903,995	27,656	177,029	1,428	383,558	3,105	3,697,466	26,037
Income Account	11,072,001	107,296	161,792	1,673	186,963	1,926	11,046,830	106,942
Inflation Protection Fund	900,709	7,316	59,671	483	—	—	960,380	7,799
International Emerging Markets	1,525,182	21,579	8,235	142	219,017	3,869	1,314,400	17,161
Account
LargeCap Blend Fund II	2,397,630	22,477	92,414	929	58,306	576	2,431,738	22,849
LargeCap Growth Account	3,596,904	35,152	32,884	512	134,117	2,068	3,495,671	34,024
LargeCap Growth Fund II	2,927,469	16,403	44,462	386	62,024	533	2,909,907	16,283
LargeCap Value Account	—	—	913,177	23,752	—	—	913,177	23,752
LargeCap Value Account III	5,683,757	47,199	31,275	311	5,715,032	58,615	—	—
LargeCap Value Fund III	—	—	3,178,894	34,759	—	—	3,178,894	34,759
MidCap Blend Account	649,867	19,214	15,989	659	42,582	1,723	623,274	18,292
MidCap Growth Fund III	861,087	8,871	32,316	370	9,954	110	883,449	9,134
Money Market Account	184,103	184	—	—	184,103	184	—	—
Preferred Securities Fund	2,387,538	18,066	81,937	824	186,323	1,895	2,283,152	17,091
Principal Capital Appreciation	3,173,634	54,774	52,336	1,167	67,760	1,500	3,158,210	54,466
Account
Real Estate Securities Account	284,572	2,287	3,500	48	—	—	288,072	2,335
Short-Term Income Account	5,216,193	12,725	1,216,780	3,095	—	—	6,432,973	15,820
SmallCap Growth Fund I	2,241,570	22,905	43,591	511	25,085	279	2,260,076	23,143
SmallCap Value Fund	1,108,052	16,230	13,976	221	742,117	11,152	379,911	5,452
SmallCap Value Fund II	—	—	590,587	5,758	—	—	590,587	5,758
Small-MidCap Dividend Income Fund	—	—	1,498,256	14,836	—	—	1,498,256	14,836

		$ 826,742		$ 95,921		$ 121,446	$ 812,254

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Diversified International Account	$ 141		$ (1,202)			$ —
Equity Income Account		872			997			—
Global Diversified Income Fund		487			(2)			—
Global Real Estate Securities Fund		38			—			—
Government & High Quality Bond Account		343			(26)			—
High Yield Fund		1,182			58			—
Income Account		458			(101)			—
Inflation Protection Fund		181			—			—
International Emerging Markets Account		12			(691)			—
LargeCap Blend Fund II		—			19			—
LargeCap Growth Account		—			428			—
LargeCap Growth Fund II		—			27			—
LargeCap Value Account		—			—			—
LargeCap Value Account III		—			11,105			—
LargeCap Value Fund III		—			—			—
MidCap Blend Account		302			142			—
MidCap Growth Fund III		—			3			—
Money Market Account		—			—			—
Preferred Securities Fund		704			96			—
Principal Capital Appreciation Account		447			25			—
Real Estate Securities Account		—			—			—
Short-Term Income Account		24			—			—
SmallCap Growth Fund I		—			6			—
SmallCap Value Fund		—			153			—
SmallCap Value Fund II		—			—			—
Small-MidCap Dividend Income Fund		—			—			—
	$ 5,191		$ 11,037			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

75

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		June 30, 2011 (unaudited)

INVESTMENT COMPANIES - 100.08%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 23.33%
Global Diversified Income Fund (a)	448,770 $	6,085
Global Real Estate Securities Fund (a)	108,021	839
High Yield Fund (a)	1,015,333	8,133
Inflation Protection Fund (a)	323,372	2,639
LargeCap Blend Fund II (a)	532,107	5,326
LargeCap Growth Fund II (a)	309,321	2,706
LargeCap Value Fund III (a)	490,346	5,271
MidCap Growth Fund III (a),(b)	217,859	2,547
Preferred Securities Fund (a)	750,039	7,598
SmallCap Growth Fund I (a),(b)	207,551	2,495
SmallCap Value Fund (a)	47,924	755
SmallCap Value Fund II (a)	44,259	449
Small-MidCap Dividend Income Fund (a)	243,049	2,455
	$ 47,298
Principal Variable Contracts Funds, Inc. Class 1 - 76.75%
Diversified International Account (a)	981,978	12,844
Equity Income Account (a)	1,344,202	21,104
Government & High Quality Bond Account (a)	3,773,297	39,657
Income Account (a)	3,710,205	38,735
International Emerging Markets Account (a)	165,441	2,920
LargeCap Growth Account (a)	521,626	8,210
LargeCap Value Account (a)	190,696	4,924
MidCap Blend Account (a)	78,218	3,289
Principal Capital Appreciation Account (a)	566,649	12,710
Real Estate Securities Account (a)	40,326	593
Short-Term Income Account (a)	4,169,934	10,592
	$ 155,578
TOTAL INVESTMENT COMPANIES	$ 202,876
Total Investments	$ 202,876
Liabilities in Excess of Other Assets, Net - (0.08)%	$ (155)
TOTAL NET ASSETS - 100.00%	$ 202,721

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 24,182
Unrealized Depreciation	(366)
Net Unrealized Appreciation (Depreciation)	$ 23,816
Cost for federal income tax purposes	$ 179,060
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	52 .96%
Domestic Equity Funds	35 .93%
International Equity Funds	8 .19%
Specialty Funds	3 .00%
Liabilities in Excess of Other Assets, Net	(0.08)%
TOTAL NET ASSETS	100.00%

See accompanying notes

76

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2011 (unaudited)

	December 31,	December 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	June 30, 2011 June 30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	1,008,371	$ 11,287	13,258	$ 172	39,651	$ 508	981,978 $	10,817
Equity Income Account	1,546,409	19,766	7,156	111	209,363	3,231	1,344,202	16,770
Global Diversified Income Fund	453,712	6,059	17,812	241	22,754	308	448,770	5,991
Global Real Estate Securities Fund	105,085	770	2,936	22	—	—	108,021	792
Government & High Quality Bond	3,702,994	37,640	209,023	2,168	138,720	1,442	3,773,297	38,346
Account
High Yield Fund	1,053,175	7,199	92,523	746	130,365	1,056	1,015,333	6,898
Income Account	3,546,053	34,946	247,765	2,549	83,613	859	3,710,205	36,593
Inflation Protection Fund	235,336	1,912	92,333	748	4,297	35	323,372	2,624
International Emerging Markets	207,256	2,249	8,516	147	50,331	890	165,441	1,578
Account
LargeCap Blend Fund II	494,555	4,596	59,396	591	21,844	217	532,107	4,978
LargeCap Growth Account	534,159	5,447	9,923	155	22,456	348	521,626	5,278
LargeCap Growth Fund II	235,732	1,201	77,590	664	4,001	34	309,321	1,831
LargeCap Value Account	—	—	190,696	4,960	—	—	190,696	4,960
LargeCap Value Account III	964,959	8,240	40,832	405	1,005,791	10,311	—	—
LargeCap Value Fund III	—	—	490,346	5,361	—	—	490,346	5,361
MidCap Blend Account	84,782	2,254	1,720	72	8,284	334	78,218	2,037
MidCap Growth Fund III	205,537	2,086	12,322	137	—	—	217,859	2,223
Preferred Securities Fund	740,045	5,596	50,823	509	40,829	414	750,039	5,694
Principal Capital Appreciation	578,333	10,349	18,666	414	30,350	679	566,649	10,102
Account
Real Estate Securities Account	40,326	289	—	—	—	—	40,326	289
Short-Term Income Account	3,859,570	9,469	407,400	1,031	97,036	246	4,169,934	10,252
SmallCap Growth Fund I	186,498	1,869	24,112	279	3,059	34	207,551	2,117
SmallCap Value Fund	179,651	2,598	6,644	104	138,371	2,080	47,924	687
SmallCap Value Fund II	—	—	44,259	432	—	—	44,259	432
Small-MidCap Dividend Income Fund	—	—	243,049	2,410	—	—	243,049	2,410

		$ 175,822		$ 24,428		$ 23,026	$ 179,060

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Diversified International Account	$ 20		$ (134)			$ —
Equity Income Account		102			124			—
Global Diversified Income Fund		160			(1)			—
Global Real Estate Securities Fund		6			—			—
Government & High Quality Bond Account		112			(20)			—
High Yield Fund		324			9			—
Income Account		152			(43)			—
Inflation Protection Fund		56			(1)			—
International Emerging Markets Account		2			72			—
LargeCap Blend Fund II		—			8			—
LargeCap Growth Account		—			24			—
LargeCap Growth Fund II		—			—			—
LargeCap Value Account		—			—			—
LargeCap Value Account III		—			1,666			—
LargeCap Value Fund III		—			—			—
MidCap Blend Account		39			45			—
MidCap Growth Fund III		—			—			—
Preferred Securities Fund		226			3			—
Principal Capital Appreciation Account		81			18			—
Real Estate Securities Account		—			—			—
Short-Term Income Account		18			(2)			—
SmallCap Growth Fund I		—			3			—
SmallCap Value Fund		—			65			—
SmallCap Value Fund II		—			—			—
Small-MidCap Dividend Income Fund		—			—			—
	$ 1,298		$ 1,836			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

77

		Schedule of Investments
	SAM Conservative Growth Portfolio
		June 30, 2011 (unaudited)

INVESTMENT COMPANIES - 100.12%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 29.24%
Diversified Real Asset Fund (a)	391,847 $	4,663
Global Real Estate Securities Fund (a)	363,904	2,828
High Yield Fund (a)	598,399	4,793
Inflation Protection Fund (a)	25,057	205
LargeCap Blend Fund II (a)	751,308	7,521
LargeCap Growth Fund II (a)	961,840	8,416
LargeCap Value Fund III (a)	1,263,745	13,585
MidCap Growth Fund III (a),(b)	339,270	3,966
Preferred Securities Fund (a)	195,785	1,983
SmallCap Growth Fund I (a),(b)	828,723	9,961
SmallCap Value Fund (a)	102,293	1,611
SmallCap Value Fund II (a)	261,704	2,654
Small-MidCap Dividend Income Fund (a)	534,888	5,402
	$ 67,588
Principal Variable Contracts Funds, Inc. Class 1 - 70.88%
Diversified International Account (a)	2,103,601	27,515
Equity Income Account (a)	3,193,597	50,139
Government & High Quality Bond Account (a)	1,163,406	12,227
Income Account (a)	1,080,563	11,281
International Emerging Markets Account (a)	360,266	6,359
LargeCap Growth Account (a)	904,486	14,237
LargeCap Value Account (a)	402,395	10,390
MidCap Blend Account (a)	193,897	8,153
Principal Capital Appreciation Account (a)	978,271	21,943
Short-Term Income Account (a)	622,677	1,582
	$ 163,826
TOTAL INVESTMENT COMPANIES	$ 231,414
Total Investments	$ 231,414
Liabilities in Excess of Other Assets, Net - (0.12)%	$ (268)
TOTAL NET ASSETS - 100.00%	$ 231,146

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 37,444
Unrealized Depreciation	(2,905)
Net Unrealized Appreciation (Depreciation)	$ 34,539
Cost for federal income tax purposes	$ 196,875
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	68 .35%
International Equity Funds	15 .87%
Fixed Income Funds	13 .88%
Specialty Funds	2 .02%
Liabilities in Excess of Other Assets, Net	(0.12)%
TOTAL NET ASSETS	100.00%

See accompanying notes

78

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2011 (unaudited)

	December 31,	December 31,
Affiliated Securities	2010	2010		Purchases	Purchases	Sales	Sales	June 30, 2011 June 30, 2011
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	2,163,843	$ 28,888		51,033 $	657	111,275	$ 1,434	2,103,601 $	27,708
Diversified Real Asset Fund	406,308	4,539		9,104	106	23,565	281	391,847	4,374
Equity Income Account	3,504,103	42,685		26,239	404	336,745	5,240	3,193,597	38,130
Global Real Estate Securities Fund	301,086	2,207		62,818	484	—	—	363,904	2,691
Government & High Quality Bond	1,208,819	11,781		31,497	328	76,910	803	1,163,406	11,309
Account
High Yield Fund	625,819	4,422		41,573	335	68,993	559	598,399	4,209
Income Account	1,124,514	10,687		19,986	207	63,937	660	1,080,563	10,212
Inflation Protection Fund	—	—		25,057	203	—	—	25,057	203
International Emerging Markets	416,885	7,233		6,685	115	63,304	1,117	360,266	6,031
Account
LargeCap Blend Fund II	695,930	6,497		79,606	797	24,228	241	751,308	7,062
LargeCap Growth Account	904,053	9,092		49,316	766	48,883	746	904,486	9,172
LargeCap Growth Fund II	918,214	5,523		55,974	485	12,348	107	961,840	5,903
LargeCap Value Account	—	—		402,395	10,466	—	—	402,395	10,466
LargeCap Value Account III	2,347,503	20,527		27,461	274	2,374,964	24,352	—	—
LargeCap Value Fund III	—	—		1,272,830	13,913	9,085	100	1,263,745	13,813
MidCap Blend Account	253,092	8,087		7,583	312	66,778	2,710	193,897	6,117
MidCap Growth Fund III	323,195	3,221		22,427	259	6,352	71	339,270	3,415
Money Market Account	37,009	37		—	—	37,009	37	—	—
Preferred Securities Fund	225,924	1,766		9,828	99	39,967	407	195,785	1,484
Principal Capital Appreciation	952,313	14,560		65,396	1,450	39,438	877	978,271	15,144
Account
Real Estate Securities Account	73,517	582		—	—	73,517	1,062	—	—
Short-Term Income Account	520,136	1,292		102,541	260	—	—	622,677	1,552
SmallCap Growth Fund	140,489	1,084		—	—	140,489	1,177	—	—
SmallCap Growth Fund I	812,015	8,362		35,972	422	19,264	224	828,723	8,555
SmallCap Value Fund	319,983	4,714		12,499	196	230,189	3,459	102,293	1,469
SmallCap Value Fund II	—	—		261,704	2,551	—	—	261,704	2,551
Small-MidCap Dividend Income Fund	—	—		534,888	5,305	—	—	534,888	5,305

		$ 197,786		$ 40,394			$ 45,664	$ 196,875

					Realized Gain/Loss		Realized Gain/Loss from
		Income			on Investments		Other Investment Companies
Diversified International Account	$ 44			$ (403)			$ —
Diversified Real Asset Fund			—			10			—
Equity Income Account			244			281			—
Global Real Estate Securities Fund			19			—			—
Government & High Quality Bond Account			35			3			—
High Yield Fund			192			11			—
Income Account			45			(22)			—
Inflation Protection Fund			2			—			—
International Emerging Markets Account			3			(200)			—
LargeCap Blend Fund II			—			9			—
LargeCap Growth Account			—			60			—
LargeCap Growth Fund II			—			2			—
LargeCap Value Account			—			—			—
LargeCap Value Account III			—			3,551			—
LargeCap Value Fund III			—			—			—
MidCap Blend Account			117			428			—
MidCap Growth Fund III			—			6			—
Money Market Account			—			—			—
Preferred Securities Fund			65			26			—
Principal Capital Appreciation Account			139			11			—
Real Estate Securities Account			—			480			—
Short-Term Income Account			3			—			—
SmallCap Growth Fund			—			93			—
SmallCap Growth Fund I			—			(5)			—
SmallCap Value Fund			—			18			—
SmallCap Value Fund II			—			—			—
Small-MidCap Dividend Income Fund			—			—			—
	$ 908			$ 4,359			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

79

		Schedule of Investments
	SAM Flexible Income Portfolio
		June 30, 2011 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 25.65%
Global Diversified Income Fund (a)	927,549 $	12,578
Global Real Estate Securities Fund (a)	365,434	2,839
High Yield Fund (a)	1,256,248	10,063
LargeCap Blend Fund II (a)	387,028	3,874
LargeCap Growth Fund II (a)	257,047	2,249
LargeCap Value Fund III (a)	397,858	4,277
Preferred Securities Fund (a)	1,199,508	12,151
SmallCap Growth Fund I (a),(b)	90,324	1,086
Small-MidCap Dividend Income Fund (a)	568,865	5,745
	$ 54,862
Principal Variable Contracts Funds, Inc. Class 1 - 74.37%
Diversified International Account (a)	477,693	6,248
Equity Income Account (a)	1,095,160	17,194
Government & High Quality Bond Account (a)	4,798,380	50,431
Income Account (a)	4,855,777	50,694
International Emerging Markets Account (a)	98,270	1,735
LargeCap Growth Account (a)	154,661	2,434
LargeCap Value Account (a)	139,191	3,594
MidCap Blend Account (a)	75,968	3,194
Principal Capital Appreciation Account (a)	179,952	4,036
Real Estate Securities Account (a)	134,741	1,981
Short-Term Income Account (a)	6,895,098	17,514
	$ 159,055
TOTAL INVESTMENT COMPANIES	$ 213,917
Total Investments	$ 213,917
Liabilities in Excess of Other Assets, Net - (0.02)%	$ (44)
TOTAL NET ASSETS - 100.00%	$ 213,873

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 23,735
Unrealized Depreciation	(126)
Net Unrealized Appreciation (Depreciation)	$ 23,609
Cost for federal income tax purposes	$ 190,308
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	65 .85%
Domestic Equity Funds	23 .23%
Specialty Funds	5 .88%
International Equity Funds	5 .06%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes

80

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2011 (unaudited)

	December 31,	December 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	June 30, 2011 June 30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	505,236	$ 5,066	5,789	$ 75	33,332	$ 428	477,693 $	4,749
Equity Income Account	1,287,685	16,206	5,298	82	197,823	3,055	1,095,160	13,386
Global Diversified Income Fund	932,357	12,453	49,030	666	53,838	729	927,549	12,388
Global Real Estate Securities Fund	288,883	2,083	88,081	677	11,530	87	365,434	2,674
Government & High Quality Bond	4,694,825	47,186	407,326	4,270	303,771	3,165	4,798,380	48,279
Account
High Yield Fund	1,416,699	9,477	97,774	791	258,225	2,089	1,256,248	8,307
Income Account	4,708,069	45,966	420,445	4,376	272,737	2,817	4,855,777	47,424
International Emerging Markets	122,213	1,189	1,084	19	25,027	423	98,270	886
Account
LargeCap Blend Fund II	314,731	2,933	87,095	861	14,798	147	387,028	3,653
LargeCap Growth Account	135,731	1,143	22,537	355	3,607	54	154,661	1,469
LargeCap Growth Fund II	249,435	1,305	14,240	121	6,628	56	257,047	1,388
LargeCap Value Account	—	—	139,191	3,620	—	—	139,191	3,620
LargeCap Value Account III	770,384	5,956	3,578	35	773,962	7,930	—	—
LargeCap Value Fund III	—	—	397,858	4,344	—	—	397,858	4,344
MidCap Blend Account	83,779	2,207	849	35	8,660	352	75,968	1,966
Preferred Securities Fund	1,324,246	9,422	71,280	720	196,018	1,988	1,199,508	8,238
Principal Capital Appreciation	135,368	2,014	45,626	1,004	1,042	23	179,952	2,995
Account
Real Estate Securities Account	252,870	2,615	1,313	18	119,442	1,719	134,741	1,082
Short-Term Income Account	6,423,483	15,648	760,516	1,930	288,901	731	6,895,098	16,848
SmallCap Growth Fund I	63,723	638	26,601	317	—	—	90,324	955
SmallCap Value Fund	86,822	1,254	—	—	86,822	1,308	—	—
Small-MidCap Dividend Income Fund	—	—	568,865	5,657	—	—	568,865	5,657

		$ 184,761		$ 29,973		$ 27,101	$ 190,308

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Diversified International Account	$ 10		$ 36			$ —
Equity Income Account		82			153			—
Global Diversified Income Fund		327			(2)			—
Global Real Estate Securities Fund		18			1			—
Government & High Quality Bond Account		143			(12)			—
High Yield Fund		413			128			—
Income Account		202			(101)			—
International Emerging Markets Account		1			101			—
LargeCap Blend Fund II		—			6			—
LargeCap Growth Account		—			25			—
LargeCap Growth Fund II		—			18			—
LargeCap Value Account		—			—			—
LargeCap Value Account III		—			1,939			—
LargeCap Value Fund III		—			—			—
MidCap Blend Account		35			76			—
Preferred Securities Fund		378			84			—
Principal Capital Appreciation Account		26			—			—
Real Estate Securities Account		—			168			—
Short-Term Income Account		29			1			—
SmallCap Growth Fund I		—			—			—
SmallCap Value Fund		—			54			—
Small-MidCap Dividend Income Fund		—			—			—
	$ 1,664		$ 2,675			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

81

		Schedule of Investments
	SAM Strategic Growth Portfolio
		June 30, 2011 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 31.97%
Global Real Estate Securities Fund (a)	417,421 $	3,243
LargeCap Blend Fund II (a)	896,040	8,969
LargeCap Growth Fund II (a)	808,186	7,072
LargeCap Value Fund III (a)	762,011	8,192
MidCap Growth Fund III (a),(b)	524,464	6,131
SmallCap Growth Fund I (a),(b)	738,227	8,873
SmallCap Value Fund (a)	69,758	1,099
SmallCap Value Fund II (a)	429,742	4,358
Small-MidCap Dividend Income Fund (a)	418,724	4,229
	$ 52,166
Principal Variable Contracts Funds, Inc. Class 1 - 68.04%
Diversified International Account (a)	1,635,572	21,393
Equity Income Account (a)	2,247,898	35,292
Government & High Quality Bond Account (a)	76,623	805
International Emerging Markets Account (a)	390,681	6,896
LargeCap Growth Account (a)	796,113	12,531
LargeCap Value Account (a)	240,616	6,213
MidCap Blend Account (a)	168,749	7,096
Principal Capital Appreciation Account (a)	902,073	20,233
Real Estate Securities Account (a)	39,808	585
	$ 111,044
TOTAL INVESTMENT COMPANIES	$ 163,210
Total Investments	$ 163,210
Liabilities in Excess of Other Assets, Net - (0.01)%	$ (17)
TOTAL NET ASSETS - 100.00%	$ 163,193

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 26,678
Unrealized Depreciation	(2,170)
Net Unrealized Appreciation (Depreciation)	$ 24,508
Cost for federal income tax purposes	$ 138,702
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	80 .20%
International Equity Funds	19 .32%
Fixed Income Funds	0 .49%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

82

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2011 (unaudited)

	December 31,	December 31,
Affiliated Securities	2010	2010		Purchases	Purchases	Sales	Sales	June 30, 2011 June 30, 2011
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	1,647,428	$ 21,665		60,476 $	781	72,332	$ 924	1,635,572 $	21,149
Equity Income Account	2,360,565	29,992		35,155	536	147,822	2,282	2,247,898	28,321
Global Real Estate Securities Fund	407,284	2,934		27,071	204	16,934	130	417,421	3,010
Government & High Quality Bond	69,702	742		6,921	72	—	—	76,623	814
Account
International Emerging Markets	410,310	6,458		16,501	286	36,130	639	390,681	5,992
Account
LargeCap Blend Fund II	781,418	7,194		139,836	1,385	25,214	248	896,040	8,335
LargeCap Growth Account	803,188	8,623		51,972	806	59,047	887	796,113	8,516
LargeCap Growth Fund II	729,589	4,480		90,565	778	11,968	100	808,186	5,157
LargeCap Value Account	—	—		240,616	6,258	—	—	240,616	6,258
LargeCap Value Account III	1,354,676	11,269		44,727	443	1,399,403	14,346	—	—
LargeCap Value Fund III	—	—		762,011	8,317	—	—	762,011	8,317
MidCap Blend Account	189,621	5,939		8,314	336	29,186	1,182	168,749	5,220
MidCap Growth Fund III	517,662	5,274		25,380	285	18,578	211	524,464	5,352
Principal Capital Appreciation	929,403	15,628		25,374	561	52,704	1,171	902,073	15,033
Account
Real Estate Securities Account	83,926	640		—	—	44,118	636	39,808	280
Short-Term Income Account	142	—		—	—	142	—	—	—
SmallCap Growth Fund I	682,589	7,047		64,876	753	9,238	101	738,227	7,697
SmallCap Value Fund	254,840	3,758		9,373	147	194,455	2,923	69,758	1,001
SmallCap Value Fund II	158,315	1,427		274,015	2,698	2,588	26	429,742	4,099
Small-MidCap Dividend Income Fund	—	—		418,724	4,151	—	—	418,724	4,151

		$ 133,070		$ 28,797			$ 25,806	$ 138,702

					Realized Gain/Loss		Realized Gain/Loss from
		Income			on Investments		Other Investment Companies
Diversified International Account	$ 34			$ (373)			$ —
Equity Income Account			170			75			—
Global Real Estate Securities Fund			23			2			—
Government & High Quality Bond Account			2			—			—
International Emerging Markets Account			4			(113)			—
LargeCap Blend Fund II			—			4			—
LargeCap Growth Account			—			(26)			—
LargeCap Growth Fund II			—			(1)			—
LargeCap Value Account			—			—			—
LargeCap Value Account III			—			2,634			—
LargeCap Value Fund III			—			—			—
MidCap Blend Account			90			127			—
MidCap Growth Fund III			—			4			—
Principal Capital Appreciation Account			130			15			—
Real Estate Securities Account			—			276			—
Short-Term Income Account			—			—			—
SmallCap Growth Fund I			—			(2)			—
SmallCap Value Fund			—			19			—
SmallCap Value Fund II			—			—			—
Small-MidCap Dividend Income Fund			—			—			—
	$ 453			$ 2,641			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

83

Schedule of Investments
Short-Term Income Account
June 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 95.28%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Aerospace & Defense - 0.17%			Chemicals (continued)
General Dynamics Corp			Airgas Inc
1.80%, 07/15/2011	$ 400	$ 400	3.25%, 10/01/2015	$ 3,000	$ 3,051
			Dow Chemical Co/The
Automobile Asset Backed Securities - 0.15%			7.60%, 05/15/2014	2,250	2,609
Ford Credit Auto Lease Trust			EI du Pont de Nemours & Co
1.04%, 03/15/2013(a)	6	6	5.00%, 07/15/2013	500	541
Ford Credit Auto Owner Trust			PPG Industries Inc
5.47%, 09/15/2012(b)	200	201	5.75%, 03/15/2013	2,000	2,149
Nissan Auto Receivables Owner Trust					$ 8,560
4.28%, 07/15/2013	142	144	Commercial Services - 0.96%
		$ 351	Western Union Co/The
Automobile Floor Plan Asset Backed Securities - 0.09%			5.40%, 11/17/2011	800	815
Nissan Master Owner Trust Receivables			Yale University
1.34%, 01/15/2015(a),(b)	200	202	2.90%, 10/15/2014	1,330	1,401
					$ 2,216
Banks - 21.93%			Computers - 1.66%
American Express Bank FSB			Hewlett-Packard Co
5.50%, 04/16/2013	2,000	2,140	1.25%, 09/13/2013	1,500	1,508
Australia & New Zealand Banking Group Ltd			4.25%, 02/24/2012	750	768
3.70%, 01/13/2015(a)	1,250	1,299	International Business Machines Corp
Bank of America Corp			2.10%, 05/06/2013	1,500	1,538
4.50%, 04/01/2015	1,750	1,830			$ 3,814
Bank of New York Mellon Corp/The			Diversified Financial Services - 13.42%
2.95%, 06/18/2015	3,060	3,158	American Express Credit Corp
Barclays Bank PLC			2.75%, 09/15/2015	1,000	1,000
2.50%, 01/23/2013	2,125	2,164	5.88%, 05/02/2013	1,000	1,077
Citigroup Inc			American Honda Finance Corp
5.50%, 08/27/2012	700	734	1.63%, 09/20/2013(a)	1,500	1,509
6.00%, 12/13/2013	2,000	2,175	2.38%, 03/18/2013(a)	900	917
6.50%, 08/19/2013	1,500	1,631	4.63%, 04/02/2013(a)	1,000	1,056
Commonwealth Bank of Australia			BlackRock Inc
2.13%, 03/17/2014(a)	2,500	2,522	2.25%, 12/10/2012	3,000	3,059
3.75%, 10/15/2014(a)	1,750	1,839	Countrywide Financial Corp
Goldman Sachs Group Inc/The			5.80%, 06/07/2012	2,000	2,086
3.70%, 08/01/2015	1,500	1,527	ERAC USA Finance LLC
5.25%, 10/15/2013	1,000	1,073	2.75%, 07/01/2013(a)	2,750	2,806
6.00%, 05/01/2014	1,300	1,426	5.60%, 05/01/2015(a)	750	834
HSBC Bank PLC			5.80%, 10/15/2012(a)	500	527
3.50%, 06/28/2015(a)	2,500	2,565	FMR LLC
ING Bank NV			4.75%, 03/01/2013(a)	3,000	3,149
2.38%, 06/09/2014(a)	1,000	995	Franklin Resources Inc
4.00%, 03/15/2016(a)	3,250	3,289	2.00%, 05/20/2013	2,500	2,541
JP Morgan Chase & Co			FUEL Trust
2.20%, 06/15/2012	750	764	3.98%, 06/15/2016(a)	1,000	992
3.70%, 01/20/2015	2,400	2,495	General Electric Capital Corp
5.38%, 10/01/2012	750	793	2.80%, 01/08/2013	2,500	2,563
Lloyds TSB Bank PLC			2.95%, 05/09/2016	500	503
4.88%, 01/21/2016	3,250	3,324	3.50%, 06/29/2015	500	519
Morgan Stanley			5.72%, 08/22/2011	800	807
2.88%, 01/24/2014	2,000	2,024	Jefferies Group Inc
6.00%, 05/13/2014	2,000	2,178	5.88%, 06/08/2014	1,500	1,640
6.00%, 04/28/2015	500	542	MassMutual Global Funding II
Santander US Debt SA Unipersonal			2.30%, 09/28/2015(a)	1,500	1,500
2.49%, 01/18/2013(a)	1,250	1,238	2.88%, 04/21/2014(a)	1,000	1,045
Wells Fargo & Co			Toyota Motor Credit Corp
3.63%, 04/15/2015	1,350	1,411	3.20%, 06/17/2015	750	779
3.68%, 06/15/2016(b)	500	514			$ 30,909
4.38%, 01/31/2013	750	787	Electric - 1.71%
Westpac Banking Corp			Commonwealth Edison Co
2.25%, 11/19/2012	2,000	2,038	5.40%, 12/15/2011	750	766
3.00%, 08/04/2015	2,000	2,022	LG&E and KU Energy LLC
		$ 50,497	2.13%, 11/15/2015(a)	500	488
Biotechnology - 0.32%			Nisource Finance Corp
Amgen Inc			6.15%, 03/01/2013	500	538
2.30%, 06/15/2016	750	744	Oncor Electric Delivery Co LLC
			5.95%, 09/01/2013	1,250	1,364
Chemicals - 3.72%			6.38%, 05/01/2012	750	782
Air Products & Chemicals Inc					$ 3,938
4.15%, 02/01/2013	200	210

See accompanying notes

84

Schedule of Investments
Short-Term Income Account
June 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Food - 0.88%			Iron & Steel (continued)
Corn Products International Inc			Nucor Corp
3.20%, 11/01/2015	$ 1,500 $	1,530	5.00%, 12/01/2012	$ 1,230 $	1,299
Sara Lee Corp				$ 3,348
2.75%, 09/15/2015	500	499	Manufactured Housing Asset Backed Securities - 0.04%
	$ 2,029		Green Tree Financial Corp
Gas - 0.69%			7.70%, 09/15/2026	65	68
Florida Gas Transmission Co LLC			Mid-State Trust
4.00%, 07/15/2015(a)	1,000	1,051	8.33%, 04/01/2030	31	32
Sempra Energy				$ 100
6.00%, 02/01/2013	500	536	Media - 0.46%
	$ 1,587		DIRECTV Holdings LLC / DIRECTV Financing
Healthcare - Services - 0.18%			Co Inc
UnitedHealth Group Inc			3.55%, 03/15/2015	500	522
4.88%, 02/15/2013	400	423	Time Warner Cable Inc
			5.40%, 07/02/2012	500	523
Home Equity Asset Backed Securities - 4.36%				$ 1,045
ACE Securities Corp			Mining - 0.89%
0.53%, 05/25/2035(b)	1,036	929	Anglo American Capital PLC
0.64%, 04/25/2035(b)	897	876	2.15%, 09/27/2013(a)	1,500	1,520
Aegis Asset Backed Securities Trust			Barrick Gold Corp
0.67%, 03/25/2035(b)	717	707	1.75%, 05/30/2014(a)	500	501
Bayview Financial Acquisition Trust			Vulcan Materials Co
0.42%, 11/28/2036(b)	55	51	5.60%, 11/30/2012	25	26
6.04%, 11/28/2036	781	782		$ 2,047
Home Equity Asset Trust			Mortgage Backed Securities - 12.19%
0.62%, 10/25/2035(b)	157	157	Adjustable Rate Mortgage Trust
Morgan Stanley ABS Capital I			0.99%, 03/25/2035(b)	254	245
0.94%, 01/25/2035(b)	1,021	1,007	1.33%, 02/25/2035(b)	20	18
New Century Home Equity Loan Trust			Banc of America Alternative Loan Trust
0.67%, 07/25/2035(b)	2,000	1,736	5.00%, 12/25/2018	664	671
4.76%, 11/25/2033	62	61	Banc of America Funding Corp
Residential Asset Securities Corp			4.75%, 09/25/2019	732	750
4.47%, 03/25/2032	745	748	Banc of America Mortgage Securities Inc
4.59%, 08/25/2031	46	45	4.75%, 02/25/2035	207	207
Wells Fargo Home Equity Trust			5.00%, 01/25/2019	516	534
0.61%, 05/25/2034(b)	282	253	5.00%, 02/25/2020	418	418
5.00%, 05/25/2034	2,636	2,679	5.00%, 08/25/2020	186	187
	$ 10,031		5.00%, 05/25/2034	178	178
Insurance - 5.12%			5.25%, 10/25/2019	238	243
Aspen Insurance Holdings Ltd			5.25%, 10/25/2034	149	149
6.00%, 08/15/2014	1,000	1,081	BCAP LLC Trust
Berkshire Hathaway Finance Corp			5.25%, 06/26/2037(a)	366	373
1.50%, 01/10/2014	500	504	Bear Stearns Alt-A Trust
Berkshire Hathaway Inc			0.47%, 07/25/2035(b)	15	11
2.13%, 02/11/2013	1,250	1,283	Bear Stearns Commercial Mortgage Securities
Fidelity National Financial Inc			7.00%, 05/20/2030	1,192	1,230
7.30%, 08/15/2011	600	604	Cendant Mortgage Corp
MetLife Inc			4.96%, 06/25/2034(b)	325	332
2.38%, 02/06/2014	1,500	1,529	Chase Mortgage Finance Corp
Metropolitan Life Global Funding I			5.50%, 05/25/2035	117	117
2.50%, 01/11/2013(a)	725	738	Citicorp Mortgage Securities Inc
2.88%, 09/17/2012(a)	250	255	4.50%, 09/25/2034(b)	205	205
5.13%, 04/10/2013(a)	250	266	5.25%, 02/25/2035	233	235
5.13%, 06/10/2014(a)	750	819	Citigroup Mortgage Loan Trust Inc
New York Life Global Funding			6.00%, 11/25/2036(a),(b)	938	981
2.25%, 12/14/2012(a)	750	765	Countrywide Alternative Loan Trust
3.00%, 05/04/2015(a)	750	776	6.00%, 02/25/2017	271	278
4.65%, 05/09/2013(a)	1,000	1,070	Countrywide Asset-Backed Certificates
5.25%, 10/16/2012(a)	750	792	0.47%, 11/25/2035(b)	10	10
Prudential Financial Inc			Countrywide Home Loan Mortgage Pass Through
3.63%, 09/17/2012	750	770	Trust
5.15%, 01/15/2013	500	528	4.50%, 01/25/2019(b)	441	450
	$ 11,780		4.50%, 08/25/2033	271	274
Iron & Steel - 1.46%			4.75%, 01/25/2019	410	420
ArcelorMittal			4.75%, 01/25/2019	403	415
3.75%, 03/01/2016	1,500	1,517	5.00%, 11/25/2018	668	688
5.38%, 06/01/2013	500	532	5.00%, 09/25/2019	489	499
			5.00%, 06/25/2034	261	262
			5.00%, 08/25/2034	206	208

See accompanying notes

85

Schedule of Investments
Short-Term Income Account
June 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mortgage Backed Securities (continued)			Oil & Gas Services - 0.95%
Countrywide Home Loan Mortgage Pass Through			Weatherford International Ltd
Trust (continued)			5.50%, 02/15/2016	$ 2,000 $	2,192
5.25%, 10/25/2034	$ 707 $	725
Credit Suisse First Boston Mortgage Securities			Other Asset Backed Securities - 2.14%
Corp			Ameriquest Mortgage Securities Inc
1.15%, 05/25/2034(b)	204	188	0.39%, 08/25/2035(b)	403	384
5.00%, 09/25/2019	97	97	Carrington Mortgage Loan Trust
5.00%, 10/25/2019	667	672	0.47%, 12/25/2035(b)	500	481
Fannie Mae			Countrywide Asset-Backed Certificates
0.49%, 02/25/2032(b)	32	32	0.26%, 05/25/2028(b)	62	61
6.00%, 02/25/2031	769	781	0.59%, 08/25/2034(b)	728	719
Freddie Mac			0.84%, 12/25/2034(b)	1,483	1,448
0.59%, 07/15/2023(b)	161	161	Credit-Based Asset Servicing and Securitization
0.64%, 06/15/2023(b)	38	38	LLC
6.00%, 09/15/2029	185	187	5.33%, 08/25/2035(b)	330	334
Ginnie Mae			First Franklin Mortgage Loan Asset Backed
4.50%, 08/20/2032	135	142	Certificates
GMAC Mortgage Corp Loan Trust			0.47%, 10/25/2035(b)	1,371	1,301
5.25%, 07/25/2034	168	169	Green Tree Home Improvement Loan Trust
GSR Mortgage Loan Trust			7.45%, 09/15/2025	5	5
0.49%, 03/25/2035(b)	629	622	Merrill Lynch First Franklin Mortgage Loan Trust
5.00%, 08/25/2019	405	409	0.89%, 10/25/2037(b)	187	184
JP Morgan Mortgage Trust				$ 4,917
5.00%, 09/25/2034	2,140	2,211	Pharmaceuticals - 1.69%
Mastr Adjustable Rate Mortgages Trust			Abbott Laboratories
0.63%, 08/25/2034(b)	335	325	2.70%, 05/27/2015	1,500	1,560
MASTR Alternative Loans Trust			Novartis Capital Corp
5.00%, 09/25/2019	1,229	1,245	2.90%, 04/24/2015	500	520
6.50%, 01/25/2019	255	270	Pfizer Inc
MASTR Asset Securitization Trust			4.45%, 03/15/2012	1,760	1,810
0.69%, 01/25/2034(b)	76	76		$ 3,890
5.00%, 12/25/2019	106	109	Pipelines - 1.25%
5.25%, 12/25/2033	2,392	2,442	Enterprise Products Operating LLC
Prime Mortgage Trust			3.70%, 06/01/2015	1,250	1,311
4.75%, 11/25/2019	153	157	Plains All American Pipeline LP / PAA Finance
5.25%, 07/25/2020(b)	1,296	1,323	Corp
Residential Accredit Loans Inc			3.95%, 09/15/2015	1,500	1,573
5.00%, 12/26/2018	1,432	1,460		$ 2,884
5.00%, 03/25/2019	434	440	Publicly Traded Investment Fund - 0.45%
5.50%, 08/25/2033	374	386	CDP Financial Inc
6.00%, 11/25/2032	175	177	3.00%, 11/25/2014(a)	1,000	1,040
Residential Asset Securitization Trust
4.75%, 02/25/2019	700	707	Real Estate - 1.62%
Structured Asset Securities Corp			WCI Finance LLC / WEA Finance LLC
4.50%, 02/25/2033	112	113	5.40%, 10/01/2012(a)	2,500	2,627
WaMu Mortgage Pass Through Certificates			WT Finance Aust Pty Ltd / Westfield Capital /
5.00%, 09/25/2018	246	253	WEA Finance LLC
Wells Fargo Mortgage Backed Securities Trust			5.13%, 11/15/2014(a)	1,000	1,089
4.50%, 08/25/2018	379	386		$ 3,716
4.75%, 11/25/2018	240	248	REITS - 7.61%
4.75%, 12/25/2018	217	220	Arden Realty LP
5.00%, 11/25/2020	68	70	5.25%, 03/01/2015	500	542
5.50%, 05/25/2035	645	643	AvalonBay Communities Inc
	$ 28,072		5.50%, 01/15/2012	2,750	2,819
Oil & Gas - 4.52%			BioMed Realty LP
BP Capital Markets PLC			3.85%, 04/15/2016	1,500	1,512
3.13%, 10/01/2015	1,000	1,027	Duke Realty LP
3.63%, 05/08/2014	2,000	2,102	6.25%, 05/15/2013	750	808
5.25%, 11/07/2013	2,000	2,164	ERP Operating LP
Ensco PLC			5.50%, 10/01/2012	700	737
3.25%, 03/15/2016	1,750	1,777	6.63%, 03/15/2012	2,000	2,079
Petrobras International Finance Co - Pifco			HCP Inc
3.88%, 01/27/2016	1,750	1,782	2.70%, 02/01/2014	400	406
Shell International Finance BV			Health Care REIT Inc
3.10%, 06/28/2015	750	784	5.88%, 05/15/2015	1,000	1,103
Total Capital SA			6.00%, 11/15/2013	2,500	2,712
3.00%, 06/24/2015	750	780	Healthcare Realty Trust Inc
	$ 10,416		5.13%, 04/01/2014	1,250	1,332

See accompanying notes

86

Schedule of Investments
Short-Term Income Account
June 30, 2011 (unaudited)

	Principal			Principal
	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
BONDS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
REITS (continued)			Federal National Mortgage Association (FNMA) (continued)
Nationwide Health Properties Inc			2.54%, 11/01/2032(b),(d)	$ 18	$ 19
6.25%, 02/01/2013	$ 2,500	$ 2,660	2.55%, 02/01/2035(b),(d)	15	15
6.50%, 07/15/2011	800	801	2.67%, 08/01/2034(b),(d)	49	51
		$ 17,511	2.72%, 07/01/2034(b),(d)	109	115
Retail - 1.55%			2.75%, 12/01/2033(b),(d)	33	34
Wal-Mart Stores Inc			3.73%, 01/01/2019(b),(d)	1	1
1.50%, 10/25/2015	1,000	987	4.00%, 05/01/2019(d)	270	279
1.63%, 04/15/2014	1,000	1,013	4.46%, 11/01/2035(b),(d)	5	6
2.88%, 04/01/2015	1,000	1,042	4.50%, 07/01/2011(d)	2	2
3.20%, 05/15/2014	500	528	5.61%, 04/01/2019(b),(d)	3	3
		$ 3,570	6.50%, 01/01/2014(d)	8	9
Savings & Loans - 0.00%			6.50%, 01/01/2014(d)	8	9
Washington Mutual Bank / Henderson NV			8.00%, 05/01/2027(d)	56	65
0.00%, 01/15/2013(c)	200	—	8.50%, 11/01/2017(d)	6	6
					$ 1,178
Software - 0.23%			Government National Mortgage Association (GNMA) - 0.04%
Microsoft Corp			9.00%, 12/15/2020	5	6
2.95%, 06/01/2014	500	528	9.00%, 04/20/2025	1	1
			10.00%, 09/15/2018	3	4
Student Loan Asset Backed Securities - 0.21%			10.00%, 09/15/2018	4	4
SLM Student Loan Trust			10.00%, 02/15/2019	28	32
1.37%, 10/25/2016(b)	478	483	10.00%, 05/15/2020	12	14
			10.00%, 06/15/2020	9	11
Telecommunications - 2.27%			10.00%, 12/15/2020	1	1
AT&T Inc			10.00%, 02/15/2025	4	5
2.50%, 08/15/2015	1,000	1,013	10.00%, 04/15/2025	1	1
2.95%, 05/15/2016	1,000	1,013	11.00%, 12/15/2015	1	1
4.95%, 01/15/2013	475	503	11.00%, 12/15/2015	2	3
Verizon Communications Inc					$ 83
3.00%, 04/01/2016	1,250	1,277	U.S. Treasury - 0.17%
Verizon New Jersey Inc			1.00%, 12/31/2011(e)	396	398
5.88%, 01/17/2012	1,375	1,413
		$ 5,219	TOTAL U.S. GOVERNMENT &
Textiles - 0.21%			GOVERNMENT AGENCY OBLIGATIONS		$ 3,201
Mohawk Industries Inc				Maturity
7.20%, 04/15/2012	475	489		Amount
			REPURCHASE AGREEMENTS - 1.84%	(000's)	Value (000's)
Transportation - 0.18%			Banks - 1.84%
United Parcel Service Inc			Investment in Joint Trading Account; Credit Suisse $	1,329	$ 1,329
4.50%, 01/15/2013	400	423	Repurchase Agreement; 0.01% dated
			06/30/11 maturing 07/01/11 (collateralized by
TOTAL BONDS		$ 219,371	US Treasury Strips; $1,355,180; 0.00%; dated
	Principal		02/15/15 - 08/15/37)
	Amount		Investment in Joint Trading Account; Deutsche	402	402
MUNICIPAL BONDS - 0.19%	(000's)	Value (000's)	Bank Repurchase Agreement; 0.01% dated
Florida - 0.19%			06/30/11 maturing 07/01/11 (collateralized by
Florida Housing Finance Corp			Sovereign Agency Issues; $410,121; 3.50% -
0.28%, 01/15/2035	$ 190	$ 190	3.75%; dated 06/28/13 - 08/17/20)
0.65%, 06/15/2036	250	250	Investment in Joint Trading Account; JP Morgan	699	699
		$ 440	Repurchase Agreement; 0.01% dated
TOTAL MUNICIPAL BONDS		$ 440	06/30/11 maturing 07/01/11 (collateralized by
	Principal		Sovereign Agency Issues; $713,252; 0.00% -
U.S. GOVERNMENT & GOVERNMENT	Amount		9.80%; dated 01/09/12 - 03/12/21)
AGENCY OBLIGATIONS - 1.39%	(000's)	Value (000's)	Investment in Joint Trading Account; Merrill	1,154	1,154
Federal Home Loan Mortgage Corporation (FHLMC) - 0.67%			Lynch Repurchase Agreement; 0.01% dated
2.44%, 11/01/2021(b),(d)	$ 3	$ 3	06/30/11 maturing 07/01/11 (collateralized by
2.54%, 09/01/2035(b),(d)	90	94	Sovereign Agency Issues; $1,176,867; 0.00%
5.50%, 11/01/2017(d)	1,284	1,390	- 8.10%; dated 07/11/11 - 11/18/30)
6.00%, 05/01/2017(d)	48	52	Investment in Joint Trading Account; Morgan	664	664
9.50%, 08/01/2016(d)	3	3	Stanley Repurchase Agreement; 0.01% dated
		$ 1,542	06/30/11 maturing 07/01/11 (collateralized by
Federal National Mortgage Association (FNMA) - 0.51%			Sovereign Agency Issues; $677,590; 0.75% -
2.01%, 04/01/2033(b),(d)	236	247	4.75%; dated 04/20/12 - 10/28/15)
2.30%, 11/01/2022(b),(d)	1	1			$ 4,248
2.35%, 12/01/2032(b),(d)	58	60	TOTAL REPURCHASE AGREEMENTS		$ 4,248
2.49%, 01/01/2035(b),(d)	29	30	Total Investments		$ 227,260
2.49%, 02/01/2037(b),(d)	134	141	Other Assets in Excess of Liabilities, Net - 1.30%		$ 2,997
2.50%, 01/01/2035(b),(d)	81	85	TOTAL NET ASSETS - 100.00%		$ 230,257

See accompanying notes

87

Schedule of Investments Short-Term Income Account June 30, 2011 (unaudited)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $43,441 or 18.87% of net assets.
(b)	Variable Rate. Rate shown is in effect at June 30, 2011.
(c)	Non-Income Producing Security
(d)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $232 or 0.10% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 3,651
Unrealized Depreciation		(586)
Net Unrealized Appreciation (Depreciation)		$ 3,065
Cost for federal income tax purposes		$ 224,195
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		51 .99%
Mortgage Securities		13 .41%
Asset Backed Securities		6 .99%
Energy		6 .72%
Basic Materials		6 .07%
Consumer, Non-cyclical		4 .03%
Communications		2 .73%
Utilities		2 .40%
Technology		1 .89%
Consumer, Cyclical		1 .76%
Industrial		0 .35%
Revenue Bonds		0 .19%
Government		0 .17%
Other Assets in Excess of Liabilities, Net		1 .30%
TOTAL NET ASSETS		100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
US 5 Year Note; September 2011	Short	200	$ 23,757	$ 23,839	$ (82)
$ (82)

All dollar amounts are shown in thousands (000's)

See accompanying notes

88

Schedule of Investments
SmallCap Growth Account II
June 30, 2011 (unaudited)

COMMON STOCKS - 92.03%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.50%			Banks (continued)
APAC Customer Services Inc (a)	1,314 $	7	SVB Financial Group (a)	246 $	15
Marchex Inc	15,803	140	SY Bancorp Inc	73	2
Valuevision Media Inc (a)	21,960	168	Texas Capital Bancshares Inc (a)	6,255	162
	$ 315		Trustco Bank Corp NY	159	1
Aerospace & Defense - 1.76%			Walker & Dunlop Inc (a)	14,255	189
AAR Corp	425	11	Westamerica Bancorporation	329	16
Aerovironment Inc (a)	440	16		$ 970
Astronics Corp (a)	359	11	Beverages - 0.09%
Cubic Corp	279	14	Boston Beer Co Inc (a)	233	21
Esterline Technologies Corp (a)	5,382	411	Coca-Cola Bottling Co Consolidated	173	12
GenCorp Inc (a)	1,824	12	National Beverage Corp	452	7
HEICO Corp	846	46	Peet's Coffee & Tea Inc (a)	301	17
Kaman Corp	369	13		$ 57
LMI Aerospace Inc (a)	3,905	96	Biotechnology - 1.70%
Moog Inc (a)	186	8	3SBio Inc ADR(a)	10,603	184
National Presto Industries Inc	127	13	Acorda Therapeutics Inc (a)	1,041	34
Teledyne Technologies Inc (a)	273	14	Alnylam Pharmaceuticals Inc (a)	1,556	15
Triumph Group Inc	4,410	439	Ariad Pharmaceuticals Inc (a)	3,482	39
	$ 1,104		Arqule Inc (a)	2,257	14
Agriculture - 0.04%			Biotime Inc (a)	1,026	5
Cadiz Inc (a)	550	6	Cleveland Biolabs Inc (a)	996	3
Tejon Ranch Co (a)	179	6	Cubist Pharmaceuticals Inc (a)	1,536	55
Vector Group Ltd	652	12	Curis Inc (a)	2,283	8
	$ 24		Dynavax Technologies Corp (a)	4,951	14
Airlines - 0.04%			Emergent Biosolutions Inc (a)	771	17
Alaska Air Group Inc (a)	82	5	Enzo Biochem Inc (a)	132	1
Allegiant Travel Co (a)	343	17	Enzon Pharmaceuticals Inc (a)	104	1
Hawaiian Holdings Inc (a)	503	3	Exelixis Inc (a)	3,372	30
	$ 25		Geron Corp (a)	1,212	5
Apparel - 2.29%			Halozyme Therapeutics Inc (a)	2,036	14
Carter's Inc (a)	993	31	Immunogen Inc (a)	1,419	17
CROCS Inc (a)	21,330	549	Incyte Corp (a)	13,563	257
G-III Apparel Group Ltd (a)	6,226	214	Inovio Pharmaceuticals Inc (a)	2,428	2
Maidenform Brands Inc (a)	588	16	InterMune Inc (a)	598	21
Oxford Industries Inc	542	18	Lexicon Pharmaceuticals Inc (a)	2,502	4
Perry Ellis International Inc (a)	27	1	Maxygen Inc	118	1
RG Barry Corp	328	4	Medicines Co/The (a)	757	13
Steven Madden Ltd (a)	8,161	306	Momenta Pharmaceuticals Inc (a)	1,162	23
Timberland Co/The (a)	776	33	Nanosphere Inc (a)	697	1
True Religion Apparel Inc (a)	646	19	NPS Pharmaceuticals Inc (a)	18,667	176
Warnaco Group Inc/The (a)	3,615	189	Nymox Pharmaceutical Corp (a)	663	6
Wolverine World Wide Inc	1,328	56	Omeros Corp (a)	765	3
	$ 1,436		PDL BioPharma Inc	3,041	18
Automobile Manufacturers - 0.63%			PharmAthene Inc (a)	1,507	4
Force Protection Inc (a)	1,174	6	PURE Bioscience Inc (a)	1,512	1
Wabash National Corp (a)	41,735	391	Sangamo Biosciences Inc (a)	2,117	13
			Seattle Genetics Inc (a)	2,252	46
	$ 397		Sequenom Inc (a)	1,817	14
Automobile Parts & Equipment - 1.19%			StemCells Inc (a)	5,252	3
Accuride Corp (a)	201	3
			SuperGen Inc (a)	146	—
Amerigon Inc (a)	880	15
			Transcept Pharmaceuticals Inc (a)	168	2
Cooper Tire & Rubber Co	1,450	29
Dana Holding Corp (a)	3,213	59		$ 1,064
Dorman Products Inc (a)	464	18	Building Materials - 0.36%
Douglas Dynamics Inc	427	7	American DG Energy Inc (a)	579	1
Meritor Inc (a)	1,500	24	Broadwind Energy Inc (a)	41,786	61
Standard Motor Products Inc	184	3	Eagle Materials Inc	841	23
			Interline Brands Inc (a)	114	2
Superior Industries International Inc	233	5
Tenneco Inc (a)	1,618	71	LSI Industries Inc	13,458	107
Titan International Inc	11,758	285	Trex Co Inc (a)	629	15
Westport Innovations Inc (a)	9,293	223	USG Corp (a)	1,182	17
	$ 742			$ 226
Banks - 1.55%			Chemicals - 1.39%
Arrow Financial Corp	25	1	American Vanguard Corp	153	2
Bank of the Ozarks Inc	4,184	218	Balchem Corp	749	33
			Chemtura Corp (a)	1,380	25
Bridge Bancorp Inc	86	2
Bryn Mawr Bank Corp	117	2	Hawkins Inc	367	13
Cass Information Systems Inc	347	13	HB Fuller Co	138	3
First Financial Bankshares Inc	348	12	Innophos Holdings Inc	574	28
Signature Bank/New York NY (a)	5,882	336	Innospec Inc (a)	560	19
Suffolk Bancorp	108	1	KMG Chemicals Inc	213	3
			Kraton Performance Polymers Inc (a)	9,112	357

See accompanying notes

89

Schedule of Investments
SmallCap Growth Account II
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Chemicals (continued)			Commercial Services (continued)
Minerals Technologies Inc	60 $	4	Parexel International Corp (a)	16,193 $	381
NewMarket Corp	1,672	286	PDI Inc (a)	12,542	89
Olin Corp	1,228	28	Pre-Paid Legal Services Inc (a)	193	13
Omnova Solutions Inc (a)	1,844	13	PRGX Global Inc (a)	826	6
PolyOne Corp	1,778	27	Providence Service Corp/The (a)	534	7
Quaker Chemical Corp	409	18	Rollins Inc	1,717	35
TPC Group Inc (a)	362	14	RPX Corp (a)	404	11
	$ 873		Rural/Metro Corp (a)	779	13
Coal - 0.10%			SFN Group Inc (a)	285	3
Cloud Peak Energy Inc (a)	531	11	Sotheby's	1,808	79
Hallador Energy Co	141	2	Standard Parking Corp (a)	640	10
L&L Energy Inc (a)	726	4	Steiner Leisure Ltd (a)	377	17
Patriot Coal Corp (a)	1,988	44	Strayer Education Inc	327	41
Westmoreland Coal Co (a)	113	2	SuccessFactors Inc (a)	11,555	339
	$ 63		Swisher Hygiene Inc (a)	1,975	11
Commercial Services - 5.27%			Team Health Holdings Inc (a)	633	14
ABM Industries Inc	581	14	Team Inc (a)	823	20
Acacia Research - Acacia Technologies (a)	9,041	332	TeleTech Holdings Inc (a)	735	16
Accretive Health Inc (a)	1,055	30	TNS Inc (a)	1,065	18
Advance America Cash Advance Centers Inc	256	2	Transcend Services Inc (a)	9,549	281
Advisory Board Co/The (a)	411	24	TrueBlue Inc (a)	1,129	16
American Public Education Inc (a)	3,107	138	Valassis Communications Inc (a)	1,148	35
Arbitron Inc	726	30	Viad Corp	110	2
AVEO Pharmaceuticals Inc (a)	702	14	Wright Express Corp (a)	1,063	55
Avis Budget Group Inc (a)	2,768	47		$ 3,303
Barrett Business Services Inc	215	3	Computers - 3.15%
Bridgepoint Education Inc (a)	755	19	3D Systems Corp (a)	19,899	392
Capella Education Co (a)	429	18	CACI International Inc (a)	85	5
Cardtronics Inc (a)	10,723	252	Ciber Inc (a)	24,480	136
Chemed Corp	549	36	Computer Task Group Inc (a)	11,457	151
Consolidated Graphics Inc (a)	243	13	Cray Inc (a)	622	4
Corinthian Colleges Inc (a)	12,334	53	Digimarc Corp (a)	265	9
Corporate Executive Board Co	935	41	Electronics for Imaging Inc (a)	138	2
Corvel Corp (a)	291	14	Fortinet Inc (a)	15,860	433
CoStar Group Inc (a)	590	35	Fusion-io Inc (a)	1,172	35
CPI Corp	207	3	iGate Corp	969	16
CRA International Inc (a)	77	2	Immersion Corp (a)	17,672	151
Deluxe Corp	1,397	35	Jack Henry & Associates Inc	2,377	71
Dollar Financial Corp (a)	1,101	24	LivePerson Inc (a)	1,187	17
Dollar Thrifty Automotive Group Inc (a)	656	48	Magma Design Automation Inc (a)	1,786	14
Electro Rent Corp	328	6	Manhattan Associates Inc (a)	608	21
ExamWorks Group Inc (a)	713	18	Mentor Graphics Corp (a)	1,314	17
ExlService Holdings Inc (a)	619	14	Mercury Computer Systems Inc (a)	106	2
Forrester Research Inc	334	11	MTS Systems Corp	430	18
Global Cash Access Holdings Inc (a)	1,727	5	NCI Inc (a)	269	6
Great Lakes Dredge & Dock Corp	791	4	Netscout Systems Inc (a)	1,028	22
Hackett Group Inc/The (a)	730	4	Radiant Systems Inc (a)	876	18
Healthcare Services Group Inc	1,757	29	Radisys Corp (a)	670	5
Heartland Payment Systems Inc	867	18	RealD Inc (a)	907	21
Hill International Inc (a)	237	1	Riverbed Technology Inc (a)	3,002	119
Hillenbrand Inc	1,463	35	SRA International Inc (a)	140	4
HMS Holdings Corp (a)	745	57	STEC Inc (a)	10,715	183
Hudson Highland Group Inc (a)	1,301	7	Stratasys Inc (a)	471	16
Huron Consulting Group Inc (a)	487	15	SYKES Enterprises Inc (a)	183	4
ICF International Inc (a)	232	6	Synaptics Inc (a)	956	25
Insperity Inc	586	17	Syntel Inc	424	25
K12 Inc (a)	651	22	Unisys Corp (a)	702	18
Kelly Services Inc (a)	114	2	Virtusa Corp (a)	639	12
Kenexa Corp (a)	608	15		$ 1,972
Kforce Inc (a)	1,244	16	Consumer Products - 0.03%
Korn/Ferry International (a)	106	2	American Greetings Corp	95	2
Landauer Inc	242	15	Oil-Dri Corp of America	37	1
MAXIMUS Inc	463	38	WD-40 Co	413	16
Medifast Inc (a)	557	13		$ 19
Midas Inc (a)	576	4	Cosmetics & Personal Care - 0.29%
MoneyGram International Inc (a)	3,230	11	Elizabeth Arden Inc (a)	530	15
Monro Muffler Brake Inc	816	30	Inter Parfums Inc	7,187	166
Multi-Color Corp	25	1		$ 181
National Research Corp	66	2	Distribution & Wholesale - 2.21%
Navigant Consulting Inc (a)	473	5	Beacon Roofing Supply Inc (a)	1,226	28
On Assignment Inc (a)	14,341	141	Brightpoint Inc (a)	1,258	10

See accompanying notes

90

Schedule of Investments
SmallCap Growth Account II
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Distribution & Wholesale (continued)			Electronics (continued)
Core-Mark Holding Co Inc (a)	60 $	2	II-VI Inc (a)	19,248 $	493
Houston Wire & Cable Co	724	11	LeCroy Corp (a)	693	8
MWI Veterinary Supply Inc (a)	9,061	732	Measurement Specialties Inc (a)	414	15
Owens & Minor Inc	1,368	47	Multi-Fineline Electronix Inc (a)	65	1
Pool Corp	1,258	37	Newport Corp (a)	425	8
Scansource Inc (a)	166	6	OSI Systems Inc (a)	406	17
Titan Machinery Inc (a)	167	5	Plexus Corp (a)	945	33
United Stationers Inc	102	4	Pulse Electronics Corp	1,581	7
Watsco Inc	759	52	Rofin-Sinar Technologies Inc (a)	371	13
WESCO International Inc (a)	8,330	451	TTM Technologies Inc (a)	761	12
	$ 1,385		Viasystems Group Inc (a)	121	3
Diversified Financial Services - 1.30%			Watts Water Technologies Inc	109	4
Artio Global Investors Inc	1,219	14	Woodward Inc	1,623	56
BGC Partners Inc	1,994	15		$ 1,396
Credit Acceptance Corp (a)	177	15	Energy - Alternate Sources - 0.62%
Diamond Hill Investment Group Inc	90	7	Amyris Inc (a)	411	12
Duff & Phelps Corp	1,284	17	Clean Energy Fuels Corp (a)	1,040	14
Encore Capital Group Inc (a)	5,871	180	FuelCell Energy Inc (a)	65,581	86
Epoch Holding Corp	624	11	FutureFuel Corp	282	3
Evercore Partners Inc - Class A	4,829	161	Gevo Inc (a)	7,958	125
Financial Engines Inc (a)	894	23	Headwaters Inc (a)	14,457	45
Gain Capital Holdings Inc (a)	140	1	JA Solar Holdings Co Ltd ADR(a)	19,180	106
GAMCO Investors Inc	171	8		$ 391
Higher One Holdings Inc (a)	714	14	Engineering & Construction - 0.13%
MarketAxess Holdings Inc	742	19	Argan Inc (a)	49	—
Nelnet Inc	86	2	Dycom Industries Inc (a)	248	4
optionsXpress Holdings Inc	1,081	18	Exponent Inc (a)	360	16
Portfolio Recovery Associates Inc (a)	435	37	MasTec Inc (a)	1,538	30
Pzena Investment Management Inc	298	2	Mistras Group Inc (a)	596	10
Stifel Financial Corp (a)	6,108	219	MYR Group Inc/Delaware (a)	799	19
Virtus Investment Partners Inc (a)	189	11	VSE Corp	88	2
Westwood Holdings Group Inc	263	10		$ 81
World Acceptance Corp (a)	417	27	Entertainment - 0.88%
	$ 811		Bluegreen Corp (a)	24,240	71
Electric - 0.02%			Churchill Downs Inc	140	6
Ameresco Inc (a)	747	10	Cinemark Holdings Inc	1,968	41
Otter Tail Corp	82	2	National CineMedia Inc	1,476	25
	$ 12		Shuffle Master Inc (a)	36,142	338
Electrical Components & Equipment - 1.06%			Six Flags Entertainment Corp	972	37
Acuity Brands Inc	999	56	Vail Resorts Inc	762	35
Advanced Battery Technologies Inc (a)	1,760	2		$ 553
Belden Inc	1,105	39	Environmental Control - 0.31%
Coleman Cable Inc (a)	305	4	Calgon Carbon Corp (a)	1,050	18
Energy Conversion Devices Inc (a)	426	1	Clean Harbors Inc (a)	636	66
EnerSys (a)	368	13	Darling International Inc (a)	3,121	55
Generac Holdings Inc (a)	389	8	EnergySolutions Inc	735	3
Graham Corp	416	8	Metalico Inc (a)	981	6
Littelfuse Inc	536	31	Mine Safety Appliances Co	737	27
Orion Energy Systems Inc (a)	28,063	110	Tetra Tech Inc (a)	536	12
Power-One Inc (a)	24,296	196	TRC Cos Inc (a)	749	5
PowerSecure International Inc (a)	9,666	70		$ 192
Satcon Technology Corp (a)	32,755	78	Food - 1.43%
Universal Display Corp (a)	898	32	Arden Group Inc	48	4
Vicor Corp	789	13	B&G Foods Inc	713	15
	$ 661		Cal-Maine Foods Inc	36	1
Electronics - 2.23%			Diamond Foods Inc	6,912	528
American Science & Engineering Inc	240	19	Dole Food Co Inc (a)	283	4
Analogic Corp	235	12	Fresh Market Inc/The (a)	4,834	187
Badger Meter Inc	344	13	Hain Celestial Group Inc (a)	372	12
Ballantyne Strong Inc (a)	552	3	J&J Snack Foods Corp	353	18
Benchmark Electronics Inc (a)	226	4	Lancaster Colony Corp	523	32
Brady Corp	170	5	Ruddick Corp	619	27
Coherent Inc (a)	418	23	Tootsie Roll Industries Inc	584	17
CTS Corp	377	4	United Natural Foods Inc (a)	1,102	47
Cymer Inc (a)	296	15	Village Super Market Inc	116	3
Daktronics Inc	268	3		$ 895
DDi Corp	510	5	Forest Products & Paper - 0.51%
Electro Scientific Industries Inc (a)	103	2	Deltic Timber Corp	285	15
FARO Technologies Inc (a)	13,153	576	Neenah Paper Inc	279	6
FEI Co (a)	991	38
Fluidigm Corp (a)	272	4

See accompanying notes

91

Schedule of Investments
SmallCap Growth Account II
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Forest Products & Paper (continued)			Healthcare - Products (continued)
Schweitzer-Mauduit International Inc	5,335 $	300	STAAR Surgical Co (a)	1,338 $	7
	$ 321		STERIS Corp	1,383	48
Gas - 0.02%			SurModics Inc (a)	407	5
South Jersey Industries Inc	206	11	Symmetry Medical Inc (a)	386	3
			Synergetics USA Inc (a)	940	5
Hand & Machine Tools - 0.23%			Syneron Medical Ltd (a)	348	4
Franklin Electric Co Inc	570	27	Synovis Life Technologies Inc (a)	479	8
Hardinge Inc	10,769	117	Thoratec Corp (a)	6,511	214
	$ 144		Uroplasty Inc (a)	763	6
Healthcare - Products - 6.85%			Vascular Solutions Inc (a)	13,322	165
Abaxis Inc (a)	573	16	Volcano Corp (a)	9,763	315
ABIOMED Inc (a)	811	13	West Pharmaceutical Services Inc	485	21
Accuray Inc (a)	21,119	169	Young Innovations Inc	81	2
Affymetrix Inc (a)	21,800	173	Zoll Medical Corp (a)	563	32
Align Technology Inc (a)	1,558	36		$ 4,294
ArthroCare Corp (a)	696	23	Healthcare - Services - 2.05%
AtriCure Inc (a)	594	8	Air Methods Corp (a)	2,823	211
Atrion Corp	64	13	Alliance HealthCare Services Inc (a)	1,004	4
Bacterin International Holdings Inc (a)	943	3	Allied Healthcare International Inc (a)	332	1
Biolase Technology Inc (a)	18,354	94	Bio-Reference Labs Inc (a)	8,863	186
BioMimetic Therapeutics Inc (a)	5,347	28	Capital Senior Living Corp (a)	377	4
Bruker BioSciences Corp (a)	7,826	159	Centene Corp (a)	823	29
Caliper Life Sciences Inc (a)	30,831	250	Continucare Corp (a)	885	5
CardioNet Inc (a)	246	1	Emeritus Corp (a)	806	17
Cardiovascular Systems Inc (a)	10,540	153	Ensign Group Inc/The	431	13
Cepheid Inc (a)	1,629	56	Healthsouth Corp (a)	11,774	309
Chindex International Inc (a)	224	3	Healthspring Inc (a)	968	45
Columbia Laboratories Inc (a)	2,506	8	IPC The Hospitalist Co Inc (a)	412	19
Conceptus Inc (a)	1,264	15	Kindred Healthcare Inc (a)	85	2
CryoLife Inc (a)	110	1	LHC Group Inc (a)	35	1
Cutera Inc (a)	7,908	67	Metropolitan Health Networks Inc (a)	1,478	7
Cyberonics Inc (a)	729	20	Molina Healthcare Inc (a)	12,677	343
DexCom Inc (a)	1,769	26	Select Medical Holdings Corp (a)	425	4
Endologix Inc (a)	2,005	19	Sunrise Senior Living Inc (a)	1,815	17
Exactech Inc (a)	236	4	US Physical Therapy Inc	499	12
Female Health Co/The	725	4	WellCare Health Plans Inc (a)	1,122	58
Genomic Health Inc (a)	719	20		$ 1,287
Greatbatch Inc (a)	5,285	142	Holding Companies - Diversified - 0.02%
Haemonetics Corp (a)	660	42	Primoris Services Corp	985	13
Hanger Orthopedic Group Inc (a)	6,176	151
HeartWare International Inc (a)	2,357	175	Home Furnishings - 0.13%
ICU Medical Inc (a)	110	5	DTS Inc/CA (a)	496	20
Immucor Inc (a)	1,501	31	Select Comfort Corp (a)	1,297	24
Insulet Corp (a)	1,147	25	TiVo Inc (a)	3,282	34
Integra LifeSciences Holdings Corp (a)	553	26	Universal Electronics Inc (a)	210	5
Invacare Corp	61	2		$ 83
IRIS International Inc (a)	671	7	Housewares - 0.02%
Kensey Nash Corp (a)	302	8	Libbey Inc (a)	838	14
LCA-Vision Inc (a)	20,487	98
Luminex Corp (a)	966	20	Insurance - 0.47%
MAKO Surgical Corp (a)	696	21	American Safety Insurance Holdings Ltd (a)	6,688	128
Masimo Corp	6,753	201	Amtrust Financial Services Inc	129	3
Medical Action Industries Inc (a)	302	2	Crawford & Co	966	7
Medtox Scientific Inc	320	6	First American Financial Corp	243	4
Merge Healthcare Inc (a)	2,090	11	Greenlight Capital Re Ltd (a)	267	7
Meridian Bioscience Inc	1,067	26	Life Partners Holdings Inc	330	1
Merit Medical Systems Inc (a)	19,963	359	Maiden Holdings Ltd	15,737	143
Natus Medical Inc (a)	17,027	258		$ 293
Neoprobe Corp (a)	3,756	12	Internet - 6.00%
NuVasive Inc (a)	927	30	AboveNet Inc	6,259	441
NxStage Medical Inc (a)	1,177	24	Ancestry.com Inc (a)	871	36
OraSure Technologies Inc (a)	1,882	16	Blue Coat Systems Inc (a)	687	15
Orthofix International NV (a)	464	20	Blue Nile Inc (a)	336	15
Palomar Medical Technologies Inc (a)	11,056	125	BroadSoft Inc (a)	620	24
PSS World Medical Inc (a)	1,504	42	Clicksoftware Technologies Ltd	3,705	37
Quidel Corp (a)	1,205	18	Cogent Communications Group Inc (a)	1,134	19
Rochester Medical Corp (a)	414	4	comScore Inc (a)	744	19
Sirona Dental Systems Inc (a)	2,770	147	Constant Contact Inc (a)	760	19
Solta Medical Inc (a)	709	2	DealerTrack Holdings Inc (a)	759	17
SonoSite Inc (a)	356	13	Dice Holdings Inc (a)	11,945	161
Spectranetics Corp (a)	1,337	8	eResearchTechnology Inc (a)	1,071	7

See accompanying notes

92

Schedule of Investments
SmallCap Growth Account II
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Internet (continued)			Machinery - Diversified (continued)
Global Sources Ltd (a)	667 $	6	Robbins & Myers Inc	1,914 $	101
GSI Commerce Inc - Escrow Shares (a),(b),(c)	1,616	1	Sauer-Danfoss Inc (a)	308	16
HealthStream Inc (a)	19,676	262	Tennant Co	4,248	169
Infospace Inc (a)	171	2	Twin Disc Inc	357	14
IntraLinks Holdings Inc (a)	11,939	206		$ 1,756
j2 Global Communications Inc (a)	1,266	36	Media - 0.25%
Keynote Systems Inc	8,153	177	Belo Corp	1,156	9
Limelight Networks Inc (a)	22,352	102	Cumulus Media Inc (a)	173	1
Liquidity Services Inc (a)	794	19	DG FastChannel Inc (a)	4,207	135
LoopNet Inc (a)	750	14	Dolan Co/The (a)	511	4
Mediamind Technologies Inc (a)	298	7	Journal Communications Inc (a)	230	1
NIC Inc	1,761	24	Lee Enterprises Inc (a)	1,838	2
Online Resources Corp (a)	376	1	Primedia Inc	205	1
OpenTable Inc (a)	648	54	Sinclair Broadcast Group Inc	136	1
Pandora Media Inc (a)	2,663	50		$ 154
Perficient Inc (a)	721	7	Metal Fabrication & Hardware - 0.20%
QuinStreet Inc (a)	410	5	CIRCOR International Inc	459	20
Rackspace Hosting Inc (a)	6,220	266	Furmanite Corp (a)	1,562	12
Responsys Inc (a)	11,015	195	Haynes International Inc	250	15
Saba Software Inc (a)	1,133	10	Mueller Industries Inc	206	8
Sapient Corp (a)	2,550	38	NN Inc (a)	710	11
Shutterfly Inc (a)	696	40	Omega Flex Inc (a)	112	2
Sourcefire Inc (a)	7,476	222	RBC Bearings Inc (a)	473	18
SPS Commerce Inc (a)	356	6	Sun Hydraulics Corp	341	16
Stamps.com Inc	396	5	Worthington Industries Inc	908	21
TeleCommunication Systems Inc (a)	718	3		$ 123
TIBCO Software Inc (a)	13,936	404
(a)			Mining - 1.00%
Travelzoo Inc	228	15	Allied Nevada Gold Corp (a)	8,738	309
United Online Inc	717	4	AMCOL International Corp	535	20
ValueClick Inc (a)	10,109	168	Coeur d'Alene Mines Corp (a)	233	6
VASCO Data Security International Inc (a)	14,114	176
VirnetX Holding Corp (a)	1,120	32	Globe Specialty Metals Inc	1,628	36
(a)			Gold Resource Corp	751	19
Vocus Inc	5,505	169	Hecla Mining Co (a)	7,387	57
Web.com Group Inc (a)	15,005	185	Horsehead Holding Corp (a)	90	1
Websense Inc (a)	1,112	29	Noranda Aluminum Holding Corp (a)	961	15
Zix Corp (a)	2,808	11	Revett Minerals Inc (a)	585	3
	$ 3,761		Stillwater Mining Co (a)	6,416	141
Investment Companies - 0.00%			United States Lime & Minerals Inc (a)	100	4
Solar Senior Capital Ltd	81	1	US Gold Corp (a)	2,610	16
				$ 627
Iron & Steel - 0.01%			Miscellaneous Manufacturing - 1.67%
Metals USA Holdings Corp (a)	490	7
			Actuant Corp	462	12
Shiloh Industries Inc	106	1	American Railcar Industries Inc (a)	8,351	196
	$ 8		AZZ Inc	314	14
Leisure Products & Services - 0.15%			Blount International Inc (a)	1,320	23
Brunswick Corp/DE	2,033	41	Brink's Co/The	1,076	32
Interval Leisure Group Inc (a)	994	14	CLARCOR Inc	1,301	62
Life Time Fitness Inc (a)	1,025	41	Colfax Corp (a)	623	16
	$ 96		EnPro Industries Inc (a)	351	17
Lodging - 0.03%			ESCO Technologies Inc	290	11
Ameristar Casinos Inc	862	20	Fabrinet (a)	560	14
Monarch Casino & Resort Inc (a)	97	1	GP Strategies Corp (a)	173	2
	$ 21		Hexcel Corp (a)	2,251	49
Machinery - Diversified - 2.80%			John Bean Technologies Corp	767	15
Albany International Corp	209	6	Koppers Holdings Inc	563	21
Altra Holdings Inc (a)	739	18	LSB Industries Inc (a)	6,069	261
Applied Industrial Technologies Inc	2,668	95	Matthews International Corp	481	19
Cascade Corp	2,867	136	NL Industries Inc	267	5
Chart Industries Inc (a)	7,820	422	Park-Ohio Holdings Corp (a)	304	6
Cognex Corp	790	28	Raven Industries Inc	4,175	233
DXP Enterprises Inc (a)	316	8	Standex International Corp	89	3
Flow International Corp (a)	16,347	58	Sturm Ruger & Co Inc	789	17
Global Power Equipment Group Inc (a)	335	9	Tredegar Corp	75	1
Gorman-Rupp Co/The	408	13	Trimas Corp (a)	694	17
Intevac Inc (a)	328	3		$ 1,046
iRobot Corp (a)	635	22	Office Furnishings - 0.55%
Kadant Inc (a)	128	4	Herman Miller Inc	1,517	41
Lindsay Corp	336	23	HNI Corp	1,219	31
Manitex International Inc (a)	12,713	70	Interface Inc	12,494	242
Middleby Corp (a)	4,109	387	Knoll Inc	1,253	25
Nordson Corp	2,798	154

See accompanying notes

93

Schedule of Investments
SmallCap Growth Account II
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Office Furnishings (continued)			Pharmaceuticals (continued)
Steelcase Inc	364 $	4	Ardea Biosciences Inc (a)	709 $	18
	$ 343		Array BioPharma Inc (a)	2,043	5
Oil & Gas - 3.46%			Auxilium Pharmaceuticals Inc (a)	1,262	25
Abraxas Petroleum Corp (a)	1,195	5	AVI BioPharma Inc (a)	5,480	8
Alon USA Energy Inc	365	4	BioScrip Inc (a)	27,404	178
Apco Oil and Gas International Inc	248	22	Biospecifics Technologies Corp (a)	161	4
Approach Resources Inc (a)	680	15	Catalyst Health Solutions Inc (a)	6,009	335
ATP Oil & Gas Corp (a)	1,039	16	Corcept Therapeutics Inc (a)	1,736	7
Berry Petroleum Co	1,388	74	Cumberland Pharmaceuticals Inc (a)	499	3
Bill Barrett Corp (a)	151	7	Cytori Therapeutics Inc (a)	1,861	9
Callon Petroleum Co (a)	1,554	11	Depomed Inc (a)	2,270	18
Carrizo Oil & Gas Inc (a)	952	40	Durect Corp (a)	3,585	7
Cheniere Energy Inc (a)	12,314	112	Hi-Tech Pharmacal Co Inc (a)	136	4
Clayton Williams Energy Inc (a)	249	15	Impax Laboratories Inc (a)	1,572	34
Contango Oil & Gas Co (a)	328	19	Infinity Pharmaceuticals Inc (a)	808	7
CVR Energy Inc (a)	13,785	339	Ironwood Pharmaceuticals Inc (a)	1,177	18
Energy XXI Bermuda Ltd (a)	2,005	67	Isis Pharmaceuticals Inc (a)	2,627	24
Georesources Inc (a)	330	7	ISTA Pharmaceuticals Inc (a)	1,096	8
GMX Resources Inc	12,776	57	Jazz Pharmaceuticals Inc (a)	602	20
Gulfport Energy Corp (a)	12,177	361	Lannett Co Inc (a)	130	1
Hyperdynamics Corp (a)	3,632	16	Medicis Pharmaceutical Corp	1,342	51
Kodiak Oil & Gas Corp (a)	39,733	229	Medivation Inc (a)	882	19
Magnum Hunter Resources Corp (a)	35,084	238	Nabi Biopharmaceuticals (a)	1,743	9
McMoRan Exploration Co (a)	2,293	42	Nature's Sunshine Products Inc (a)	472	9
Northern Oil and Gas Inc (a)	1,700	38	Nektar Therapeutics (a)	1,899	14
Oasis Petroleum Inc (a)	1,389	41	Neogen Corp (a)	592	27
Panhandle Oil and Gas Inc	290	9	Neurocrine Biosciences Inc (a)	1,984	16
Petroquest Energy Inc (a)	486	3	Obagi Medical Products Inc (a)	716	7
Pioneer Drilling Co (a)	12,821	196	Onyx Pharmaceuticals Inc (a)	1,439	51
RAM Energy Resources Inc (a)	2,022	3	Opko Health Inc (a)	4,605	17
Resolute Energy Corp (a)	1,077	17	Optimer Pharmaceuticals Inc (a)	1,222	14
Rosetta Resources Inc (a)	1,427	74	Orexigen Therapeutics Inc (a)	1,237	2
Stone Energy Corp (a)	1,319	40	Osiris Therapeutics Inc (a)	654	5
Vaalco Energy Inc (a)	239	1	Pain Therapeutics Inc (a)	1,449	6
Venoco Inc (a)	176	2	Par Pharmaceutical Cos Inc (a)	661	22
W&T Offshore Inc	938	24	Pharmasset Inc (a)	2,313	259
Warren Resources Inc (a)	438	2	POZEN Inc (a)	1,088	5
Western Refining Inc (a)	1,334	24	Questcor Pharmaceuticals Inc (a)	1,404	34
	$ 2,170		Rigel Pharmaceuticals Inc (a)	2,104	19
Oil & Gas Services - 2.35%			Sagent Pharmaceuticals Inc (a)	9,811	265
Basic Energy Services Inc (a)	11,618	365	Salix Pharmaceuticals Ltd (a)	8,170	326
Complete Production Services Inc (a)	2,125	71	Santarus Inc (a)	2,120	7
Dawson Geophysical Co (a)	4,308	147	Schiff Nutrition International Inc	128	1
Dril-Quip Inc (a)	925	63	Sciclone Pharmaceuticals Inc (a)	1,483	9
Flotek Industries Inc (a)	2,111	18	Spectrum Pharmaceuticals Inc (a)	1,370	13
Global Geophysical Services Inc (a)	766	14	Synta Pharmaceuticals Corp (a)	984	5
Gulf Island Fabrication Inc	88	3	Targacept Inc (a)	726	15
ION Geophysical Corp (a)	3,459	33	Theravance Inc (a)	6,700	149
Key Energy Services Inc (a)	3,010	54	USANA Health Sciences Inc (a)	259	8
Lufkin Industries Inc	820	71	Vanda Pharmaceuticals Inc (a)	1,128	8
Matrix Service Co (a)	170	2	Vivus Inc (a)	2,108	17
Mitcham Industries Inc (a)	229	4	Zogenix Inc (a)	471	2
Newpark Resources Inc (a)	239	2		$ 2,673
OYO Geospace Corp (a)	183	18	Pipelines - 0.03%
RPC Inc	9,452	232	Crosstex Energy Inc	1,533	18
Targa Resources Corp	383	13
Tesco Corp (a)	17,992	349	Private Equity - 0.00%
Tetra Technologies Inc (a)	333	4	Medley Capital Corp	112	1
Thermon Group Holdings Inc (a)	800	10
	$ 1,473		Real Estate - 0.03%
Packaging & Containers - 0.05%			HFF Inc (a)	1,227	19
AEP Industries Inc (a)	202	6
Graham Packaging Co Inc (a)	76	2	REITS - 1.66%
Graphic Packaging Holding Co (a)	3,696	20	Alexander's Inc	54	21
	$ 28		American Assets Trust Inc	710	16
Pharmaceuticals - 4.27%			American Campus Communities Inc	804	28
Acura Pharmaceuticals Inc (a)	455	2	CBL & Associates Properties Inc	1,080	20
Akorn Inc (a)	26,612	186	DuPont Fabros Technology Inc	7,032	177
Alkermes Inc (a)	17,803	331	EastGroup Properties Inc	305	13
Allos Therapeutics Inc (a)	3,199	7	Equity Lifestyle Properties Inc	434	27
Anacor Pharmaceuticals Inc (a)	432	3	Equity One Inc	194	4

See accompanying notes

94

Schedule of Investments
SmallCap Growth Account II
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
REITS (continued)			Retail (continued)
Extra Space Storage Inc	975 $	21	Red Robin Gourmet Burgers Inc (a)	493 $	18
Gladstone Commercial Corp	167	3	Rue21 Inc (a)	5,080	165
Glimcher Realty Trust	2,328	22	Rush Enterprises Inc - Class A (a)	7,700	147
Highwoods Properties Inc	1,459	48	Ruth's Hospitality Group Inc (a)	252	1
Home Properties Inc	1,044	64	Shoe Carnival Inc (a)	67	2
Kilroy Realty Corp	770	30	Sonic Automotive Inc	257	4
LTC Properties Inc	219	6	Sonic Corp (a)	1,566	17
Mid-America Apartment Communities Inc	2,980	201	Stein Mart Inc	450	4
National Health Investors Inc	255	11	Systemax Inc (a)	366	5
Omega Healthcare Investors Inc	2,571	54	Texas Roadhouse Inc	25,921	455
Potlatch Corp	529	19	Ulta Salon Cosmetics & Fragrance Inc (a)	11,306	730
PS Business Parks Inc	157	9	Vera Bradley Inc (a)	530	20
Saul Centers Inc	310	12	Vitamin Shoppe Inc (a)	9,775	447
Summit Hotel Properties Inc	13,459	153	Wet Seal Inc/The (a)	31,817	142
Tanger Factory Outlet Centers	2,172	58	Winmark Corp	92	4
Universal Health Realty Income Trust	244	10	World Fuel Services Corp	1,083	39
Urstadt Biddle Properties Inc	105	2	Zumiez Inc (a)	527	13
Washington Real Estate Investment Trust	408	13		$ 5,799
	$ 1,042		Savings & Loans - 0.00%
Retail - 9.25%			Westfield Financial Inc	309	2
99 Cents Only Stores (a)	228	5
Aeropostale Inc (a)	2,160	38	Semiconductors - 3.14%
AFC Enterprises Inc (a)	1,047	17	Aeroflex Holding Corp (a)	839	15
America's Car-Mart Inc (a)	193	6	Amtech Systems Inc (a)	379	8
ANN Inc (a)	1,399	36	Applied Micro Circuits Corp (a)	1,485	13
Ascena Retail Group Inc (a)	1,681	57	ATMI Inc (a)	73	2
Biglari Holdings Inc (a)	5	2	AXT Inc (a)	521	4
BJ's Restaurants Inc (a)	7,853	412	Cabot Microelectronics Corp (a)	215	10
Body Central Corp (a)	14,551	343	Cavium Inc (a)	6,476	282
Bon-Ton Stores Inc/The	160	2	Ceva Inc (a)	6,665	204
Bravo Brio Restaurant Group Inc (a)	6,726	164	Cirrus Logic Inc (a)	1,950	31
Buckle Inc/The	721	31	Diodes Inc (a)	958	25
Buffalo Wild Wings Inc (a)	490	32	eMagin Corp (a)	733	4
Caribou Coffee Co Inc (a)	300	4	Entegris Inc (a)	1,705	17
Carrols Restaurant Group Inc (a)	502	5	Entropic Communications Inc (a)	2,375	21
Casey's General Stores Inc	1,012	45	GSI Technology Inc (a)	523	4
Cash America International Inc	254	15	GT Solar International Inc (a)	3,491	57
Casual Male Retail Group Inc (a)	1,423	6	Hittite Microwave Corp (a)	626	39
Cato Corp/The	708	20	Inphi Corp (a)	7,365	128
CEC Entertainment Inc	526	21	Integrated Device Technology Inc (a)	2,691	21
Cheesecake Factory Inc/The (a)	1,559	49	IXYS Corp (a)	628	9
Coinstar Inc (a)	810	44	Lattice Semiconductor Corp (a)	1,535	10
Cost Plus Inc (a)	40,502	405	LTX-Credence Corp (a)	1,128	10
Cracker Barrel Old Country Store Inc	559	28	Micrel Inc	1,447	15
Denny's Corp (a)	3,030	12	Microsemi Corp (a)	10,292	211
Destination Maternity Corp	388	8	Mindspeed Technologies Inc (a)	1,292	10
DineEquity Inc (a)	460	24	MIPS Technologies Inc (a)	2,029	14
Domino's Pizza Inc (a)	629	16	Monolithic Power Systems Inc (a)	915	14
Einstein Noah Restaurant Group Inc	9,701	145	Netlogic Microsystems Inc (a)	5,373	218
Express Inc	1,479	32	Omnivision Technologies Inc (a)	1,268	44
Ezcorp Inc (a)	1,237	44	Pericom Semiconductor Corp (a)	120	1
Finish Line Inc/The	16,047	343	Power Integrations Inc	673	26
First Cash Financial Services Inc (a)	808	34	Rambus Inc (a)	2,722	40
Genesco Inc (a)	98	5	Richardson Electronics Ltd/United States	159	2
GNC Holdings Inc (a)	8,806	192	Rovi Corp (a)	2,267	130
Gordmans Stores Inc (a)	114	2	Semtech Corp (a)	1,809	49
Hibbett Sports Inc (a)	10,385	423	Sigma Designs Inc (a)	183	1
HSN Inc (a)	1,070	35	Silicon Image Inc (a)	2,652	17
JOS A Bank Clothiers Inc (a)	739	37	TriQuint Semiconductor Inc (a)	3,746	38
Krispy Kreme Doughnuts Inc (a)	1,517	14	Ultra Clean Holdings (a)	16,694	152
Lithia Motors Inc	92	2	Ultratech Inc (a)	579	18
Lumber Liquidators Holdings Inc (a)	502	13	Veeco Instruments Inc (a)	789	38
Men's Wearhouse Inc	372	13	Volterra Semiconductor Corp (a)	708	18
New York & Co Inc (a)	23,305	115		$ 1,970
Nu Skin Enterprises Inc	1,461	55	Software - 5.45%
O'Charleys Inc (a)	19,454	142	ACI Worldwide Inc (a)	5,405	182
Papa John's International Inc (a)	527	18	Actuate Corp (a)	1,847	11
PetMed Express Inc	949	11	Advent Software Inc (a)	903	25
PF Chang's China Bistro Inc	589	24	American Software Inc/Georgia	901	8
Pier 1 Imports Inc (a)	1,423	16	Aspen Technology Inc (a)	2,329	40
Pricesmart Inc	474	24	athenahealth Inc (a)	919	38

See accompanying notes

95

Schedule of Investments
SmallCap Growth Account II
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Software (continued)			Telecommunications (continued)
Blackbaud Inc	1,188 $	33	IPG Photonics Corp (a)	9,941 $	723
Blackboard Inc (a)	782	34	Iridium Communications Inc (a)	217	2
Bottomline Technologies Inc (a)	937	23	Ixia (a)	13,179	169
Callidus Software Inc (a)	27,105	159	LogMeIn Inc (a)	4,516	175
CommVault Systems Inc (a)	1,212	54	NeoPhotonics Corp (a)	224	2
Computer Programs & Systems Inc	291	19	Netgear Inc (a)	854	37
Concur Technologies Inc (a)	1,042	52	NTELOS Holdings Corp	718	15
CSG Systems International Inc (a)	657	12	Numerex Corp (a)	404	4
DemandTec Inc (a)	24,671	225	Oplink Communications Inc (a)	305	6
Digi International Inc (a)	168	2	OpNext Inc (a)	39,483	90
Dynavox Inc (a)	312	2	PAETEC Holding Corp (a)	3,481	17
Ebix Inc (a)	874	17	Plantronics Inc	361	13
EPIQ Systems Inc	86	1	Powerwave Technologies Inc (a)	61,572	182
ePocrates Inc (a)	164	3	Premiere Global Services Inc (a)	19,726	157
Fair Isaac Corp	639	19	RF Micro Devices Inc (a)	1,227	7
Guidance Software Inc (a)	543	4	SAVVIS Inc (a)	865	34
inContact Inc (a)	1,189	6	Shenandoah Telecommunications Co	913	15
Interactive Intelligence Inc (a)	9,524	334	ShoreTel Inc (a)	45,924	468
JDA Software Group Inc (a)	324	10	Tekelec (a)	367	3
Lawson Software Inc (a)	4,525	51	TeleNav Inc (a)	654	12
MedAssets Inc (a)	1,112	15	Tessco Technologies Inc	113	1
Medidata Solutions Inc (a)	556	13	ViaSat Inc (a)	3,907	169
MicroStrategy Inc (a)	220	36	Westell Technologies Inc (a)	33,980	121
Monotype Imaging Holdings Inc (a)	905	13			$ 4,426
NetSuite Inc (a)	635	25	Textiles - 0.01%
Omnicell Inc (a)	845	13	Culp Inc (a)	361	3
Opnet Technologies Inc	396	16
Parametric Technology Corp (a)	2,781	64	Transportation - 1.50%
Pegasystems Inc	363	17	Air Transport Services Group Inc (a)	15,114	104
Progress Software Corp (a)	1,097	26	CAI International Inc (a)	484	10
PROS Holdings Inc (a)	8,260	144	Celadon Group Inc (a)	489	7
QLIK Technologies Inc (a)	11,581	394	Echo Global Logistics Inc (a)	9,859	175
Quality Systems Inc	2,586	225	Forward Air Corp	781	26
Quest Software Inc (a)	792	18	Genesee & Wyoming Inc (a)	925	54
RealPage Inc (a)	707	19	Golar LNG Ltd	986	34
Renaissance Learning Inc	4,844	60	Gulfmark Offshore Inc (a)	177	8
RightNow Technologies Inc (a)	678	22	Heartland Express Inc	1,359	23
Schawk Inc	364	6	HUB Group Inc (a)	7,932	299
Seachange International Inc (a)	546	6	Knight Transportation Inc	1,353	23
SolarWinds Inc (a)	1,568	41	Old Dominion Freight Line Inc (a)	1,289	48
Synchronoss Technologies Inc (a)	5,962	190	Pacer International Inc (a)	147	1
Take-Two Interactive Software Inc (a)	2,023	31	Quality Distribution Inc (a)	190	2
Taleo Corp (a)	4,922	182	Roadrunner Transportation Systems Inc (a)	8,355	126
Tyler Technologies Inc (a)	882	24			$ 940
Ultimate Software Group Inc (a)	7,945	433	Trucking & Leasing - 0.24%
Verint Systems Inc (a)	494	18	Aircastle Ltd	247	3
	$ 3,415		Greenbrier Cos Inc (a)	5,725	113
Telecommunications - 7.06%			TAL International Group Inc	542	19
Acme Packet Inc (a)	6,789	476	Textainer Group Holdings Ltd	481	15
ADTRAN Inc	6,666	258			$ 150
Alaska Communications Systems Group Inc	388	3	TOTAL COMMON STOCKS		$ 57,673
Anaren Inc (a)	61	1
				Maturity
Anixter International Inc	348	23		Amount
Aruba Networks Inc (a)	17,736	525
			REPURCHASE AGREEMENTS - 5.20%	(000's)	Value (000's)
Atlantic Tele-Network Inc	93	4	Banks - 5.20%
AudioCodes Ltd (a)	27,636	152
Aviat Networks Inc (a)	23,348	92	Investment in Joint Trading Account; Credit Suisse $ 1,019		$ 1,020
Calix Inc (a)	878	18	Repurchase Agreement; 0.01% dated
Cbeyond Inc (a)	1,096	14	06/30/11 maturing 07/01/11 (collateralized by
Cincinnati Bell Inc (a)	2,217	7	US Treasury Strips; $1,039,526; 0.00%; dated
			02/15/15 - 08/15/37)
Consolidated Communications Holdings Inc	883	17	Investment in Joint Trading Account; Deutsche	308	308
DigitalGlobe Inc (a)	822	21
Extreme Networks (a)	984	3	Bank Repurchase Agreement; 0.01% dated
Finisar Corp (a)	2,052	37	06/30/11 maturing 07/01/11 (collateralized by
General Communication Inc (a)	1,075	13	Sovereign Agency Issues; $314,594; 3.50% -
Global Crossing Ltd (a)	421	16	3.75%; dated 06/28/13 - 08/17/20)
Globecomm Systems Inc (a)	671	10	Investment in Joint Trading Account; JP Morgan	536	536
			Repurchase Agreement; 0.01% dated
HickoryTech Corp	565	7	06/30/11 maturing 07/01/11 (collateralized by
Hypercom Corp (a)	1,526	15
			Sovereign Agency Issues; $547,119; 0.00% -
IDT Corp - Class B	540	15	9.80%; dated 01/09/12 - 03/12/21)
InterDigital Inc	6,777	277
See accompanying notes			96

Schedule of Investments
SmallCap Growth Account II
June 30, 2011 (unaudited)

Maturity
Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Merrill	$ 885	$ 885
Lynch Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $902,747; 0.00% -
8.10%; dated 07/11/11 - 11/18/30)
Investment in Joint Trading Account; Morgan	510	510
Stanley Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $519,762; 0.75% -
4.75%; dated 04/20/12 - 10/28/15)
$ 3,259
TOTAL REPURCHASE AGREEMENTS		$ 3,259
Total Investments		$ 60,932
Other Assets in Excess of Liabilities, Net - 2.77%		$ 1,738
TOTAL NET ASSETS - 100.00%		$ 62,670

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1 or 0.00% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 15,584
Unrealized Depreciation		(1,840)
Net Unrealized Appreciation (Depreciation)		$ 13,744
Cost for federal income tax purposes		$ 47,188
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		22 .02%
Consumer, Cyclical		17 .39%
Communications		13 .81%
Industrial		12 .53%
Technology		11 .74%
Financial		10 .20%
Energy		6 .57%
Basic Materials		2 .91%
Utilities		0 .04%
Diversified		0 .02%
Other Assets in Excess of Liabilities, Net		2 .77%
TOTAL NET ASSETS		100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2011	Long	59	$ 4,643	$ 4,870	$ 227
$ 227

All dollar amounts are shown in thousands (000's)

See accompanying notes

97

Schedule of Investments
SmallCap Value Account I
June 30, 2011 (unaudited)

COMMON STOCKS - 94.86%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.02%			Banks (continued)
Harte-Hanks Inc	2,187 $	18	Banco Latinoamericano de Comercio Exterior SA	5,027 $	87
			Bancorp Inc/DE (a)	2,235	23
Aerospace & Defense - 1.68%			BancorpSouth Inc	4,045	50
AAR Corp	1,448	39	Bank of Kentucky Financial Corp	430	10
Cubic Corp	451	23	Bank of Marin Bancorp	404	14
Curtiss-Wright Corp	5,131	166	Bank of the Ozarks Inc	1,785	92
Ducommun Inc	7,072	146	Boston Private Financial Holdings Inc	11,175	74
Esterline Technologies Corp (a)	4,221	322	Bridge Bancorp Inc	332	7
GenCorp Inc (a)	1,164	8	Bryn Mawr Bank Corp	665	13
Kaman Corp	527	19	Camden National Corp	1,368	45
Kratos Defense & Security Solutions Inc (a)	9,976	122	Capital Bank Corp (a)	1,046	4
LMI Aerospace Inc (a)	6,541	159	Cardinal Financial Corp	6,512	71
Moog Inc (a)	2,950	128	Cathay General Bancorp	18,186	297
Orbital Sciences Corp (a)	1,498	25	Center Bancorp Inc	904	9
Teledyne Technologies Inc (a)	1,331	67	Century Bancorp Inc/MA	269	7
Triumph Group Inc	6,911	688	Chemical Financial Corp	5,829	109
	$ 1,912		Citizens & Northern Corp	3,200	48
Agriculture - 0.24%			Citizens Republic Bancorp Inc (a)	182,555	126
Alliance One International Inc (a)	6,844	22	City Holding Co	7,708	255
Andersons Inc/The	4,660	197	CNB Financial Corp/PA	1,722	24
MGP Ingredients Inc	709	6	CoBiz Financial Inc	5,100	33
Universal Corp/VA	1,199	45	Columbia Banking System Inc	4,392	76
	$ 270		Community Bank System Inc	4,218	105
Airlines - 1.70%			Community Trust Bancorp Inc	5,935	164
Alaska Air Group Inc (a)	12,449	852	CVB Financial Corp	30,891	285
Hawaiian Holdings Inc (a)	19,770	113	Eagle Bancorp Inc (a)	1,279	17
JetBlue Airways Corp (a)	12,442	76	East West Bancorp Inc	3,500	71
Republic Airways Holdings Inc (a)	33,514	183	Encore Bancshares Inc (a)	631	8
Skywest Inc	13,278	200	Enterprise Bancorp Inc/MA	435	7
Spirit Airlines Inc (a)	1,165	14	Enterprise Financial Services Corp	2,800	38
US Airways Group Inc (a)	54,763	488	Financial Institutions Inc	5,678	93
	$ 1,926		First Bancorp Inc/ME	1,058	16
Apparel - 1.07%			First Bancorp/Troy NC	2,091	21
Carter's Inc (a)	496	15	First Busey Corp	14,387	76
Columbia Sportswear Co	288	18	First Commonwealth Financial Corp	78,124	449
Delta Apparel Inc (a)	427	7	First Community Bancshares Inc/VA	7,815	109
Iconix Brand Group Inc (a)	11,239	272	First Financial Bancorp	20,517	343
Jones Group Inc/The	3,854	42	First Financial Bankshares Inc	889	31
Maidenform Brands Inc (a)	3,700	103	First Financial Corp/IN	1,940	64
Oxford Industries Inc	7,200	243	First Interstate Bancsystem Inc	1,179	17
Perry Ellis International Inc (a)	12,095	305	First Merchants Corp	6,166	56
Quiksilver Inc (a)	5,753	27	First Midwest Bancorp Inc/IL	7,252	89
Skechers U.S.A. Inc (a)	1,596	23	First of Long Island Corp/The	1,354	37
Timberland Co/The (a)	531	23	FirstMerit Corp	8,313	137
Unifi Inc (a)	1,070	15	FNB Corp/PA	34,920	361
Warnaco Group Inc/The (a)	2,343	123	Franklin Financial Corp/VA (a)	1,038	12
	$ 1,216		Fulton Financial Corp	8,300	89
Automobile Manufacturers - 0.07%			German American Bancorp Inc	1,619	27
Force Protection Inc (a)	16,936	84	Glacier Bancorp Inc	3,656	49
			Great Southern Bancorp Inc	784	15
Automobile Parts & Equipment - 0.33%			Hancock Holding Co	3,699	115
			Hanmi Financial Corp (a)	45,415	48
Accuride Corp (a)	1,772	22
American Axle & Manufacturing Holdings Inc (a)	2,594	29	Heartland Financial USA Inc	1,000	15
Dana Holding Corp (a)	809	15	Home Bancshares Inc/AR	1,142	27
Douglas Dynamics Inc	841	13	Hudson Valley Holding Corp	2,036	39
Exide Technologies (a)	2,917	22	Iberiabank Corp	3,277	189
Fuel Systems Solutions Inc (a)	709	18	Independent Bank Corp/Rockland MA	5,232	137
Meritor Inc (a)	1,289	21	International Bancshares Corp	12,011	201
Miller Industries Inc/TN	750	14	Lakeland Bancorp Inc	5,915	59
Modine Manufacturing Co (a)	1,993	31	Lakeland Financial Corp	3,086	68
Motorcar Parts of America Inc (a)	902	14	MainSource Financial Group Inc	8,006	66
Spartan Motors Inc	2,549	14	MB Financial Inc	2,749	53
Standard Motor Products Inc	1,471	22	Merchants Bancshares Inc	1,661	41
			Metro Bancorp Inc (a)	1,023	12
Superior Industries International Inc	6,058	134	Nara Bancorp Inc (a)	6,340	52
	$ 369		National Bankshares Inc	522	13
Banks - 9.39%			National Penn Bancshares Inc	16,332	130
1st Source Corp	2,208	46	NBT Bancorp Inc	5,391	120
Alliance Financial Corp/NY	1,370	41	Old National Bancorp/IN	26,842	290
Ames National Corp	641	12	OmniAmerican Bancorp Inc (a)	912	14
Arrow Financial Corp	709	17	Oriental Financial Group Inc	16,456	212
Bancfirst Corp	545	21

See accompanying notes

98

Schedule of Investments
SmallCap Value Account I
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Banks (continued)			Biotechnology (continued)
Orrstown Financial Services Inc	2,222 $	59	RTI Biologics Inc (a)	15,626 $	42
PacWest Bancorp	12,656	260	SuperGen Inc (a)	4,091	12
Park National Corp	1,641	108		$ 914
Penns Woods Bancorp Inc	308	11	Building Materials - 0.35%
Peoples Bancorp Inc/OH	2,465	28	Comfort Systems USA Inc	1,940	21
Pinnacle Financial Partners Inc (a)	20,581	320	Drew Industries Inc	927	23
PrivateBancorp Inc	2,909	40	Gibraltar Industries Inc (a)	1,483	17
Prosperity Bancshares Inc	2,273	100	Interline Brands Inc (a)	4,797	88
Renasant Corp	8,726	126	Louisiana-Pacific Corp (a)	5,540	45
Republic Bancorp Inc/KY	3,595	72	Quanex Building Products Corp	1,847	30
S&T Bancorp Inc	5,887	110	Simpson Manufacturing Co Inc	1,773	53
Sandy Spring Bancorp Inc	1,028	18	Texas Industries Inc	901	37
SCBT Financial Corp	609	17	Trex Co Inc (a)	2,500	61
Sierra Bancorp	7,200	81	Universal Forest Products Inc	856	21
Simmons First National Corp	3,985	103		$ 396
Southside Bancshares Inc	4,077	81	Chemicals - 2.14%
Southwest Bancorp Inc/Stillwater OK (a)	13,321	130	A Schulman Inc	1,317	33
State Bancorp Inc/NY	2,987	40	Aceto Corp	1,987	13
State Bank Financial Corp (a)	1,531	25	American Vanguard Corp	1,590	21
StellarOne Corp	3,100	38	Arch Chemicals Inc	1,144	39
Sterling Bancorp/NY	2,413	23	Chemtura Corp (a)	1,585	29
Sterling Bancshares Inc/TX	11,795	96	Ferro Corp (a)	15,831	213
Sterling Financial Corp/WA (a)	1,143	18	Georgia Gulf Corp (a)	21,285	514
Suffolk Bancorp	1,445	21	HB Fuller Co	8,022	195
Susquehanna Bancshares Inc	18,169	146	Innophos Holdings Inc	2,800	137
SVB Financial Group (a)	5,268	315	Innospec Inc (a)	189	6
SY Bancorp Inc	2,184	51	Kraton Performance Polymers Inc (a)	2,802	110
Texas Capital Bancshares Inc (a)	1,892	49	Minerals Technologies Inc	1,129	75
Tompkins Financial Corp	1,703	67	NewMarket Corp	1,300	222
Tower Bancorp Inc	450	13	Olin Corp	3,397	77
TowneBank/Portsmouth VA	1,813	24	OM Group Inc (a)	1,552	63
Trico Bancshares	1,251	18	PolyOne Corp	13,695	212
Trustco Bank Corp NY	9,766	47	Rockwood Holdings Inc (a)	2,800	155
Trustmark Corp	6,402	150	Sensient Technologies Corp	2,178	81
UMB Financial Corp	8,335	349	Solutia Inc (a)	7,200	165
Umpqua Holdings Corp	27,383	317	Stepan Co	345	24
Union First Market Bankshares Corp	1,430	17	TPC Group Inc (a)	352	14
United Bankshares Inc	3,315	81	Westlake Chemical Corp	600	31
United Community Banks Inc/GA (a)	13,280	140
				$ 2,429
Univest Corp of Pennsylvania	1,287	20	Coal - 0.28%
Washington Banking Co	1,122	15	Cloud Peak Energy Inc (a)	10,476	223
Washington Trust Bancorp Inc	2,391	55	James River Coal Co (a)	1,744	36
Webster Financial Corp	7,954	167	L&L Energy Inc (a)	1,667	9
WesBanco Inc	4,024	79	Patriot Coal Corp (a)	458	10
West Bancorporation Inc	6,508	58	Westmoreland Coal Co (a)	1,939	35
West Coast Bancorp/OR (a)	4,459	75
				$ 313
Westamerica Bancorporation	831	41	Commercial Services - 4.61%
Western Alliance Bancorp (a)	3,360	24
Wilshire Bancorp Inc (a)	20,000	59	ABM Industries Inc	3,526	82
			Advance America Cash Advance Centers Inc	13,681	95
Wintrust Financial Corp	1,741	56	American Reprographics Co (a)	2,371	17
	$ 10,656		Barrett Business Services Inc	569	8
Beverages - 0.21%			CBIZ Inc (a)	9,948	74
Boston Beer Co Inc (a)	2,300	206	Cenveo Inc (a)	9,700	62
Central European Distribution Corp (a)	3,101	35	Consolidated Graphics Inc (a)	2,500	137
	$ 241		Convergys Corp (a)	14,119	193
Biotechnology - 0.81%			CPI Corp	3,900	51
Ariad Pharmaceuticals Inc (a)	6,300	71	CRA International Inc (a)	703	19
Cambrex Corp (a)	2,242	10	Cross Country Healthcare Inc (a)	2,426	18
Emergent Biosolutions Inc (a)	2,500	56	Deluxe Corp	18,100	447
Enzo Biochem Inc (a)	2,630	11	Dollar Financial Corp (a)	9,942	215
Enzon Pharmaceuticals Inc (a)	7,046	71	Electro Rent Corp	824	14
Geron Corp (a)	4,755	19	Euronet Worldwide Inc (a)	2,454	38
Harvard Bioscience Inc (a)	1,617	9	FTI Consulting Inc (a)	2,049	78
Incyte Corp (a)	7,300	138	Gartner Inc (a)	1,700	69
InterMune Inc (a)	1,245	45	Geo Group Inc/The (a)	3,162	73
Lexicon Pharmaceuticals Inc (a)	87,800	155	Global Cash Access Holdings Inc (a)	14,725	46
Maxygen Inc	2,259	12	Great Lakes Dredge & Dock Corp	23,399	131
Medicines Co/The (a)	13,188	218	Hackett Group Inc/The (a)	944	5
Novavax Inc (a)	2,263	5	Heidrick & Struggles International Inc	695	16
Pacific Biosciences of California Inc (a)	2,500	29	ICF International Inc (a)	4,779	121
PDL BioPharma Inc	1,828	11	Insperity Inc	4,000	118

See accompanying notes

99

Schedule of Investments
SmallCap Value Account I
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Commercial Services (continued)			Cosmetics & Personal Care (continued)
ITT Educational Services Inc (a)	1,800 $	141	Revlon Inc (a)	3,511 $	59
Kelly Services Inc (a)	20,283	335		$ 69
Korn/Ferry International (a)	2,196	48	Distribution & Wholesale - 0.47%
Lincoln Educational Services Corp	11,216	192	Brightpoint Inc (a)	5,677	46
Live Nation Entertainment Inc (a)	6,200	71	Core-Mark Holding Co Inc (a)	3,387	121
Mac-Gray Corp	3,424	53	Owens & Minor Inc	662	23
MAXIMUS Inc	2,400	199	Scansource Inc (a)	984	37
McGrath Rentcorp	625	18	Titan Machinery Inc (a)	812	23
Multi-Color Corp	760	19	United Stationers Inc	8,025	284
Navigant Consulting Inc (a)	7,914	83		$ 534
On Assignment Inc (a)	2,546	25	Diversified Financial Services - 3.30%
Parexel International Corp (a)	418	10	Artio Global Investors Inc	7,136	81
PHH Corp (a)	25,018	514	BGC Partners Inc	38,200	295
Providence Service Corp/The (a)	775	10	Calamos Asset Management Inc	7,801	114
Quad/Graphics Inc	979	38	CompuCredit Holdings Corp (a)	300	1
Rent-A-Center Inc/TX	17,571	537	Cowen Group Inc (a)	52,570	198
Resources Connection Inc	2,259	27	Edelman Financial Group Inc	2,700	21
RSC Holdings Inc (a)	2,490	30	Encore Capital Group Inc (a)	2,400	74
ServiceSource International Inc (a)	2,900	64	Federal Agricultural Mortgage Corp	760	17
SFN Group Inc (a)	27,082	246	GFI Group Inc	16,664	76
Stewart Enterprises Inc	17,189	125	Gleacher & Co Inc (a)	53,000	108
Team Inc (a)	4,200	101	Imperial Holdings Inc (a)	5,200	53
TeleTech Holdings Inc (a)	1,500	32	Intl. FCStone Inc (a)	999	24
TMS International Corp (a)	572	7	Investment Technology Group Inc (a)	12,340	173
TrueBlue Inc (a)	1,268	18	JMP Group Inc	1,055	7
United Rentals Inc (a)	1,880	48	KBW Inc	1,540	29
Viad Corp	4,178	93	Knight Capital Group Inc (a)	14,015	154
Zipcar Inc (a)	1,000	20	Marlin Business Services Corp (a)	1,000	13
	$ 5,231		MF Global Holdings Ltd (a)	6,987	54
Computers - 2.16%			National Financial Partners Corp (a)	26,369	305
Agilysys Inc (a)	5,887	49	Nelnet Inc	14,212	314
CACI International Inc (a)	1,398	88	Nicholas Financial Inc (a)	727	9
Ciber Inc (a)	16,883	94	Ocwen Financial Corp (a)	42,778	546
Computer Task Group Inc (a)	418	6	Oppenheimer Holdings Inc	1,792	50
Cray Inc (a)	12,206	78	Piper Jaffray Cos (a)	6,898	199
DST Systems Inc	1,600	85	SeaCube Container Leasing Ltd	9,100	156
Dynamics Research Corp (a)	668	9	Stifel Financial Corp (a)	1,379	49
Electronics for Imaging Inc (a)	19,416	335	SWS Group Inc	2,900	17
Fusion-io Inc (a)	3,200	96	World Acceptance Corp (a)	9,300	609
Imation Corp (a)	7,147	67		$ 3,746
Insight Enterprises Inc (a)	13,344	236	Electric - 3.54%
Manhattan Associates Inc (a)	4,100	141	Allete Inc	1,361	56
Mentor Graphics Corp (a)	2,606	33	Atlantic Power Corp	2,700	41
Mercury Computer Systems Inc (a)	4,614	86	Avista Corp	5,368	137
NCI Inc (a)	411	9	Black Hills Corp	1,727	52
Netscout Systems Inc (a)	1,800	38	Central Vermont Public Service Corp	2,382	86
Quantum Corp (a)	11,310	37	CH Energy Group Inc	714	38
Radisys Corp (a)	6,152	45	Cleco Corp	11,194	390
Rimage Corp	2,205	30	Dynegy Inc (a)	4,544	28
SMART Modular Technologies WWH Inc (a)	3,268	30	El Paso Electric Co	17,862	577
Spansion Inc (a)	2,145	41	Empire District Electric Co/The	2,167	42
SRA International Inc (a)	13,032	403	IDACORP Inc	11,549	457
SYKES Enterprises Inc (a)	1,854	40	MGE Energy Inc	4,271	173
Synaptics Inc (a)	2,400	62	NorthWestern Corp	8,898	294
Unisys Corp (a)	3,355	86	Ormat Technologies Inc	765	17
Xyratex Ltd (a)	21,714	223	Otter Tail Corp	3,699	78
	$ 2,447		PNM Resources Inc	18,634	312
Consumer Products - 1.28%			Portland General Electric Co	15,843	400
ACCO Brands Corp (a)	5,467	43	UIL Holdings Corp	4,835	157
American Greetings Corp	10,310	248	Unisource Energy Corp	10,610	396
Blyth Inc	3,588	181	Westar Energy Inc	10,500	283
Central Garden and Pet Co (a)	2,900	30		$ 4,014
Central Garden and Pet Co - A Shares (a)	2,315	23	Electrical Components & Equipment - 0.66%
CSS Industries Inc	576	12	Advanced Energy Industries Inc (a)	2,185	32
Ennis Inc	1,110	19	American Superconductor Corp (a)	2,177	20
Helen of Troy Ltd (a)	20,745	716	Belden Inc	1,403	49
Oil-Dri Corp of America	383	8	Encore Wire Corp	944	23
Prestige Brands Holdings Inc (a)	13,657	176	EnerSys (a)	10,360	357
	$ 1,456		Generac Holdings Inc (a)	1,176	23
Cosmetics & Personal Care - 0.06%			Littelfuse Inc	3,841	225
Elizabeth Arden Inc (a)	342	10

See accompanying notes

100

Schedule of Investments
SmallCap Value Account I
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Electrical Components & Equipment (continued)			Environmental Control (continued)
Powell Industries Inc (a)	684 $	25	Fuel Tech Inc (a)	5,800 $	38
	$ 754		Metalico Inc (a)	10,567	63
Electronics - 1.26%			Tetra Tech Inc (a)	2,422	55
Analogic Corp	281	15		$ 321
Bel Fuse Inc	762	17	Food - 1.10%
Benchmark Electronics Inc (a)	5,602	93	Arden Group Inc	35	3
Brady Corp	2,119	68	B&G Foods Inc	5,343	110
Checkpoint Systems Inc (a)	4,309	77	Cal-Maine Foods Inc	651	21
Coherent Inc (a)	306	17	Chiquita Brands International Inc (a)	3,046	40
CTS Corp	2,568	25	Dole Food Co Inc (a)	5,726	77
Cymer Inc (a)	979	48	Fresh Del Monte Produce Inc	9,285	248
Daktronics Inc	6,313	68	Hain Celestial Group Inc (a)	1,320	44
DDi Corp	8,024	77	M&F Worldwide Corp (a)	768	20
Electro Scientific Industries Inc (a)	4,729	91	Nash Finch Co	570	20
FEI Co (a)	3,020	115	Ruddick Corp	920	40
Kemet Corp (a)	2,102	30	Sanderson Farms Inc	1,081	52
L-1 Identity Solutions Inc (a)	2,321	27	Seaboard Corp	17	41
Methode Electronics Inc	1,853	21	Seneca Foods Corp (a)	643	16
Multi-Fineline Electronix Inc (a)	560	12	Smart Balance Inc (a)	2,345	12
Newport Corp (a)	1,288	23	Snyders-Lance Inc	2,308	50
OSI Systems Inc (a)	332	14	Spartan Stores Inc	17,863	350
Park Electrochemical Corp	1,040	29	Tootsie Roll Industries Inc	185	5
Plexus Corp (a)	267	9	TreeHouse Foods Inc (a)	714	39
Rofin-Sinar Technologies Inc (a)	643	22	Village Super Market Inc	467	13
Rogers Corp (a)	456	21	Weis Markets Inc	551	22
Sanmina-SCI Corp (a)	4,040	42	Winn-Dixie Stores Inc (a)	2,445	21
TTM Technologies Inc (a)	11,090	178		$ 1,244
Viasystems Group Inc (a)	85	2	Forest Products & Paper - 1.26%
Vishay Intertechnology Inc (a)	8,700	131	Boise Inc	29,171	228
Vishay Precision Group Inc (a)	920	16	Buckeye Technologies Inc	25,255	681
Watts Water Technologies Inc	3,656	129	Clearwater Paper Corp (a)	576	39
X-Rite Inc (a)	2,602	13	Domtar Corp	1,100	104
	$ 1,430		KapStone Paper and Packaging Corp (a)	9,969	165
Energy - Alternate Sources - 0.27%			Neenah Paper Inc	570	12
FutureFuel Corp	896	11	PH Glatfelter Co	7,896	122
Gevo Inc (a)	400	6	Schweitzer-Mauduit International Inc	1,348	76
Green Plains Renewable Energy Inc (a)	12,026	129		$ 1,427
KiOR Inc (a)	7,700	117	Gas - 1.96%
REX American Resources Corp (a)	532	9	Chesapeake Utilities Corp	1,904	76
Solazyme Inc (a)	1,300	30	Laclede Group Inc/The	3,800	143
	$ 302		New Jersey Resources Corp	7,490	334
Engineering & Construction - 1.32%			Nicor Inc	2,005	110
Argan Inc (a)	499	5	Northwest Natural Gas Co	1,170	53
Dycom Industries Inc (a)	1,430	23	Piedmont Natural Gas Co Inc	3,062	93
EMCOR Group Inc (a)	17,477	512	South Jersey Industries Inc	3,793	206
Granite Construction Inc	1,545	38	Southwest Gas Corp	16,551	639
Insituform Technologies Inc (a)	1,924	40	WGL Holdings Inc	14,691	566
Layne Christensen Co (a)	959	29		$ 2,220
MasTec Inc (a)	32,000	631	Hand & Machine Tools - 0.20%
Michael Baker Corp (a)	545	12	Franklin Electric Co Inc	142	7
MYR Group Inc/Delaware (a)	92	2	Regal-Beloit Corp	3,300	220
Sterling Construction Co Inc (a)	1,260	17		$ 227
Tutor Perini Corp	8,120	156	Healthcare - Products - 1.22%
VSE Corp	1,309	33	Accuray Inc (a)	401	3
	$ 1,498		Affymetrix Inc (a)	3,157	25
Entertainment - 0.44%			Angiodynamics Inc (a)	1,237	18
Ascent Media Corp (a)	721	38	Biolase Technology Inc (a)	1,636	8
Churchill Downs Inc	489	22	BioMimetic Therapeutics Inc (a)	854	4
Cinemark Holdings Inc	647	13	Cantel Medical Corp	6,226	168
International Speedway Corp	1,455	41	CardioNet Inc (a)	1,414	8
Isle of Capri Casinos Inc (a)	16,100	143	Chindex International Inc (a)	626	9
Multimedia Games Holding Co Inc (a)	1,882	9	CONMED Corp (a)	6,242	178
Pinnacle Entertainment Inc (a)	2,526	38	CryoLife Inc (a)	2,022	11
Scientific Games Corp (a)	14,500	150	Cynosure Inc (a)	732	9
Shuffle Master Inc (a)	771	7	Exactech Inc (a)	184	3
Speedway Motorsports Inc	1,400	20	Greatbatch Inc (a)	15,864	425
Vail Resorts Inc	372	17	Hanger Orthopedic Group Inc (a)	756	19
	$ 498		ICU Medical Inc (a)	439	19
Environmental Control - 0.28%			Immucor Inc (a)	266	5
Darling International Inc (a)	8,100	143	Invacare Corp	9,779	324
EnergySolutions Inc	4,520	22	IRIS International Inc (a)	382	4

See accompanying notes

101

Schedule of Investments
SmallCap Value Account I
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products (continued)			Insurance (continued)
Medical Action Industries Inc (a)	690 $	6	Delphi Financial Group Inc	20,702 $	605
Natus Medical Inc (a)	1,043	16	Donegal Group Inc	578	7
Palomar Medical Technologies Inc (a)	1,421	16	eHealth Inc (a)	1,599	21
Solta Medical Inc (a)	4,533	13	EMC Insurance Group Inc	361	7
SurModics Inc (a)	1,141	13	Employers Holdings Inc	1,769	30
Symmetry Medical Inc (a)	2,039	18	Enstar Group Ltd (a)	331	35
West Pharmaceutical Services Inc	717	31	FBL Financial Group Inc	4,889	157
Wright Medical Group Inc (a)	1,849	28	First American Financial Corp	5,175	81
Young Innovations Inc	284	8	Flagstone Reinsurance Holdings SA	6,305	53
	$ 1,389		Fortegra Financial Corp (a)	374	3
Healthcare - Services - 2.55%			FPIC Insurance Group Inc (a)	411	17
Almost Family Inc (a)	615	17	Global Indemnity PLC (a)	1,066	24
Amedisys Inc (a)	1,396	37	Greenlight Capital Re Ltd (a)	926	24
American Dental Partners Inc (a)	1,164	15	Harleysville Group Inc	600	19
AMERIGROUP Corp (a)	5,900	416	Hilltop Holdings Inc (a)	2,002	18
Amsurg Corp (a)	1,570	41	Horace Mann Educators Corp	12,546	196
Assisted Living Concepts Inc	5,136	86	Independence Holding Co	550	6
Capital Senior Living Corp (a)	1,394	13	Infinity Property & Casualty Corp	627	34
Centene Corp (a)	889	32	Kansas City Life Insurance Co	330	10
Continucare Corp (a)	397	3	Maiden Holdings Ltd	2,503	23
Five Star Quality Care Inc (a)	49,873	290	Meadowbrook Insurance Group Inc	11,262	111
Gentiva Health Services Inc (a)	6,648	138	MGIC Investment Corp (a)	14,904	89
Healthsouth Corp (a)	4,507	118	Montpelier Re Holdings Ltd ADR	14,741	266
Healthspring Inc (a)	5,391	249	National Interstate Corp	454	10
Healthways Inc (a)	8,435	128	National Western Life Insurance Co	109	17
Kindred Healthcare Inc (a)	3,436	74	Navigators Group Inc/The (a)	615	29
LHC Group Inc (a)	709	16	Platinum Underwriters Holdings Ltd	6,961	231
Magellan Health Services Inc (a)	10,021	548	PMI Group Inc/The (a)	13,000	14
Medcath Corp (a)	1,597	22	Presidential Life Corp	1,605	17
Molina Healthcare Inc (a)	1,103	30	Primerica Inc	1,673	37
National Healthcare Corp	451	22	ProAssurance Corp (a)	2,441	171
Select Medical Holdings Corp (a)	2,522	22	Protective Life Corp	900	21
Skilled Healthcare Group Inc (a)	1,348	13	Radian Group Inc	18,276	77
Sun Healthcare Group Inc (a)	9,348	75	RLI Corp	927	57
Sunrise Senior Living Inc (a)	1,081	10	Safety Insurance Group Inc	641	27
Triple-S Management Corp (a)	12,053	262	Selective Insurance Group Inc	8,123	132
Vanguard Health Systems Inc (a)	12,800	220	StanCorp Financial Group Inc	2,200	93
	$ 2,897		Symetra Financial Corp	3,324	45
Holding Companies - Diversified - 0.03%			Tower Group Inc	2,506	59
Compass Diversified Holdings	1,986	33	United Fire & Casualty Co	919	16
Primoris Services Corp	254	3	Unitrin Inc	1,900	56
	$ 36		Universal American Corp/NY	1,530	17
Home Builders - 0.13%			Universal Insurance Holdings Inc	1,355	6
KB Home	3,282	32		$ 5,311
MDC Holdings Inc	1,599	39	Internet - 0.60%
Meritage Homes Corp (a)	1,322	30	1-800-Flowers.com Inc (a)	1,919	6
Ryland Group Inc	1,978	33	Archipelago Learning Inc (a)	408	4
Standard Pacific Corp (a)	5,450	18	Blue Coat Systems Inc (a)	1,368	30
			Boingo Wireless Inc (a)	2,700	25
	$ 152		Digital River Inc (a)	1,522	49
Home Furnishings - 0.23%
Audiovox Corp (a)	1,267	10	Earthlink Inc	5,336	41
DTS Inc/CA (a)	1,600	65	ePlus Inc (a)	284	8
Ethan Allen Interiors Inc	1,267	27	eResearchTechnology Inc (a)	1,776	11
La-Z-Boy Inc (a)	2,940	29	ICG Group Inc (a)	1,470	18
Sealy Corp (a)	3,699	9	Infospace Inc (a)	2,449	22
Select Comfort Corp (a)	5,741	103	Internap Network Services Corp (a)	544	4
Universal Electronics Inc (a)	665	17	KIT Digital Inc (a)	1,509	18
			Pandora Media Inc (a)	2,300	43
	$ 260		QuinStreet Inc (a)	1,815	24
Housewares - 0.02%			Responsys Inc (a)	1,300	23
Lifetime Brands Inc	2,212	26	S1 Corp (a)	2,578	19
			Safeguard Scientifics Inc (a)	882	17
Insurance - 4.68%			TeleCommunication Systems Inc (a)	9,592	46
Alterra Capital Holdings Ltd	10,165	227

American Equity Investment Life Holding Co	45,073	573	United Online Inc	30,113	182
American Safety Insurance Holdings Ltd (a)	3,808	72	Websense Inc (a)	3,100	80
			XO Group Inc (a)	1,079	11
Amerisafe Inc (a)	12,252	278
Amtrust Financial Services Inc	7,157	163		$ 681
Argo Group International Holdings Ltd	1,214	36	Investment Companies - 0.73%
Aspen Insurance Holdings Ltd	8,050	207	Apollo Investment Corp	9,786	100
Assured Guaranty Ltd	9,600	157	Arlington Asset Investment Corp	522	16
CNO Financial Group Inc (a)	79,712	630	BlackRock Kelso Capital Corp	4,496	41

See accompanying notes

102

Schedule of Investments
SmallCap Value Account I
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Investment Companies (continued)			Media (continued)
Capital Southwest Corp	219 $	20	New York Times Co/The (a)	6,780 $	59
Fifth Street Finance Corp	2,955	34	Nexstar Broadcasting Group Inc (a)	805	7
Gladstone Capital Corp	2,800	26	Outdoor Channel Holdings Inc (a)	910	6
Gladstone Investment Corp	1,711	12	Primedia Inc	1,011	7
Golub Capital BDC Inc	766	11	Saga Communications Inc (a)	142	5
Main Street Capital Corp	990	19	Scholastic Corp	5,017	133
MCG Capital Corp	14,825	90	Sinclair Broadcast Group Inc	2,136	24
Medallion Financial Corp	1,161	11	World Wrestling Entertainment Inc	14,800	141
New Mountain Finance Corp (a)	544	7		$ 1,103
PennantPark Investment Corp	2,232	25	Metal Fabrication & Hardware - 0.74%
Prospect Capital Corp	30,928	313	Ampco-Pittsburgh Corp	603	14
Solar Capital Ltd	1,795	44	CIRCOR International Inc	677	29
Solar Senior Capital Ltd	470	8	Haynes International Inc	205	13
TICC Capital Corp	3,989	39	Kaydon Corp	6,889	257
Triangle Capital Corp	914	17	LB Foster Co	2,984	98
	$ 833		Mueller Industries Inc	1,665	63
Iron & Steel - 0.02%			Mueller Water Products Inc - Class A	6,631	26
Universal Stainless & Alloy (a)	504	24	Olympic Steel Inc	684	19
			RBC Bearings Inc (a)	339	13
Leisure Products & Services - 0.10%			RTI International Metals Inc (a)	1,309	50
Arctic Cat Inc (a)	4,951	67	Worthington Industries Inc	11,360	263
Callaway Golf Co	2,745	17		$ 845
Johnson Outdoors Inc (a)	373	6	Mining - 1.21%
Life Time Fitness Inc (a)	357	14	Century Aluminum Co (a)	26,981	422
Town Sports International Holdings Inc (a)	885	7	Coeur d'Alene Mines Corp (a)	20,558	498
	$ 111		Gold Resource Corp	100	3
Lodging - 0.25%			Golden Star Resources Ltd (a)	11,027	24
Ameristar Casinos Inc	6,800	161	Horsehead Holding Corp (a)	2,177	29
Boyd Gaming Corp (a)	2,712	23	Jaguar Mining Inc (a)	3,598	17
Gaylord Entertainment Co (a)	1,525	46	Kaiser Aluminum Corp	4,394	240
Monarch Casino & Resort Inc (a)	499	5	Materion Corp (a)	941	35
Orient-Express Hotels Ltd (a)	4,065	44	Revett Minerals Inc (a)	839	4
	$ 279		Thompson Creek Metals Co Inc (a)	7,565	76
Machinery - Construction & Mining - 0.03%			United States Lime & Minerals Inc (a)	156	6
Astec Industries Inc (a)	988	37	USEC Inc (a)	5,967	20
				$ 1,374
Machinery - Diversified - 1.49%			Miscellaneous Manufacturing - 1.58%
Alamo Group Inc	449	11	Actuant Corp	2,812	75
Albany International Corp	7,741	204	Ameron International Corp	410	27
Altra Holdings Inc (a)	2,600	62	AO Smith Corp	1,621	68
Applied Industrial Technologies Inc	16,850	600	Barnes Group Inc	4,054	101
Briggs & Stratton Corp	17,058	339	Brink's Co/The	570	17
Cascade Corp	968	46	Ceradyne Inc (a)	7,503	293
Gerber Scientific Inc (a)	1,974	22	Chase Corp	479	8
Global Power Equipment Group Inc (a)	584	16	CLARCOR Inc	3,761	177
Hurco Cos Inc (a)	481	16	Eastman Kodak Co (a)	11,474	41
Intermec Inc (a)	2,980	33	EnPro Industries Inc (a)	11,118	535
Intevac Inc (a)	1,708	17	ESCO Technologies Inc	963	35
Kadant Inc (a)	5,113	160	Federal Signal Corp	2,758	18
NACCO Industries Inc	784	76	GP Strategies Corp (a)	4,008	55
Robbins & Myers Inc	1,712	91	Griffon Corp (a)	1,969	20
	$ 1,693		Handy & Harman Ltd (a)	373	6
Media - 0.97%			Hexcel Corp (a)	1,129	25
AH Belo Corp	1,403	11	Koppers Holdings Inc	1,500	57
Belo Corp	3,226	24	Matthews International Corp	897	36
Central European Media Enterprises Ltd (a)	1,562	31	Movado Group Inc	1,197	20
Crown Media Holdings Inc (a)	1,727	3	Myers Industries Inc	2,196	23
Cumulus Media Inc (a)	1,366	5	Standex International Corp	2,184	67
Demand Media Inc (a)	1,200	16	STR Holdings Inc (a)	1,288	19
DG FastChannel Inc (a)	477	15	Tredegar Corp	4,155	76
Dolan Co/The (a)	6,871	58		$ 1,799
Entercom Communications Corp (a)	12,909	112	Office Furnishings - 0.27%
EW Scripps Co (a)	15,554	151	Knoll Inc	4,700	94
Fisher Communications Inc (a)	660	20	Steelcase Inc	18,469	211
Gray Television Inc (a)	3,789	10		$ 305
Journal Communications Inc (a)	16,880	87	Oil & Gas - 2.77%
Knology Inc (a)	258	4	Alon USA Energy Inc	202	2
LIN TV Corp (a)	7,869	38	Approach Resources Inc (a)	475	11
LodgeNet Interactive Corp (a)	8,000	24	Berry Petroleum Co	3,400	181
McClatchy Co/The (a)	19,817	56	Bill Barrett Corp (a)	2,142	99
Meredith Corp	1,796	56	Brigham Exploration Co (a)	2,500	75

See accompanying notes

103

Schedule of Investments
SmallCap Value Account I
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)			Pharmaceuticals (continued)
Callon Petroleum Co (a)	10,700 $	75	Theravance Inc (a)	851 $	19
Comstock Resources Inc (a)	2,031	58	USANA Health Sciences Inc (a)	2,400	75
Crimson Exploration Inc (a)	1,632	6	Viropharma Inc (a)	3,600	67
CVR Energy Inc (a)	15,400	380		$ 1,958
Delek US Holdings Inc	1,046	16	Pipelines - 0.05%
Endeavour International Corp (a)	1,823	27	Crosstex Energy Inc	325	4
Energy Partners Ltd (a)	4,184	62	SemGroup Corp (a)	2,037	52
EXCO Resources Inc	10,110	178		$ 56
Georesources Inc (a)	916	21	Private Equity - 0.14%
Gulfport Energy Corp (a)	4,500	134	American Capital Ltd (a)	12,700	126
Harvest Natural Resources Inc (a)	1,449	16	Hercules Technology Growth Capital Inc	1,928	20
Hercules Offshore Inc (a)	5,881	32	Medley Capital Corp	653	8
Parker Drilling Co (a)	5,945	35
				$ 154
Penn Virginia Corp	2,011	27	Publicly Traded Investment Fund - 0.01%
Petroleum Development Corp (a)	1,040	31
Petroquest Energy Inc (a)	31,374	221	THL Credit Inc	693	9
Pioneer Drilling Co (a)	867	13
(a)			Real Estate - 0.02%
Stone Energy Corp	11,600	352	Forestar Group Inc (a)	1,582	26
Swift Energy Co (a)	3,483	130
Vaalco Energy Inc (a)	35,587	214
Venoco Inc (a)	1,296	17	REITS - 11.54%
			Acadia Realty Trust	1,420	29
W&T Offshore Inc	14,100	368	Agree Realty Corp	4,300	96
Warren Resources Inc (a)	30,962	118
Western Refining Inc (a)	13,541	244	American Campus Communities Inc	10,257	365
			American Capital Agency Corp	15,900	463
	$ 3,143		Anworth Mortgage Asset Corp	61,497	462
Oil & Gas Services - 1.24%			ARMOUR Residential REIT Inc	2,100	15
Cal Dive International Inc (a)	19,500	117	Ashford Hospitality Trust Inc	64,435	802
Complete Production Services Inc (a)	8,500	284	Associated Estates Realty Corp	2,676	43
Dawson Geophysical Co (a)	429	15	BioMed Realty Trust Inc	7,448	144
Exterran Holdings Inc (a)	2,726	54	Brandywine Realty Trust	11,600	134
Global Industries Ltd (a)	8,280	46	Campus Crest Communities Inc	1,304	17
Gulf Island Fabrication Inc	1,302	42	CapLease Inc	23,920	118
Helix Energy Solutions Group Inc (a)	11,759	195	Capstead Mortgage Corp	35,400	475
Hornbeck Offshore Services Inc (a)	1,227	34	CBL & Associates Properties Inc	27,379	497
ION Geophysical Corp (a)	9,900	94	Chesapeake Lodging Trust	1,371	23
Key Energy Services Inc (a)	971	17	Colonial Properties Trust	10,671	217
Matrix Service Co (a)	1,735	23	Colony Financial Inc	1,461	26
Mitcham Industries Inc (a)	3,543	61	CommonWealth REIT	4,500	116
Natural Gas Services Group Inc (a)	941	15	Cousins Properties Inc	18,625	159
Newpark Resources Inc (a)	23,113	209	CreXus Investment Corp	2,438	27
RPC Inc	3,293	81	Cypress Sharpridge Investments Inc	3,521	45
Tesco Corp (a)	427	8	DCT Industrial Trust Inc	52,807	276
Tetra Technologies Inc (a)	8,655	110	Developers Diversified Realty Corp	5,600	79
	$ 1,405		DiamondRock Hospitality Co	18,682	200
Packaging & Containers - 0.47%			Douglas Emmett Inc	1,300	26
Graham Packaging Co Inc (a)	1,117	28	DuPont Fabros Technology Inc	1,552	39
Graphic Packaging Holding Co (a)	35,407	192	Dynex Capital Inc	1,719	17
Rock-Tenn Co	4,800	319	EastGroup Properties Inc	2,762	117
	$ 539		Education Realty Trust Inc	7,576	65
Pharmaceuticals - 1.73%			Entertainment Properties Trust	8,115	379
Achillion Pharmaceuticals Inc (a)	5,400	40	Equity Lifestyle Properties Inc	2,743	171
Alkermes Inc (a)	11,800	219	Equity One Inc	2,774	52
Array BioPharma Inc (a)	2,380	5	Extra Space Storage Inc	6,367	136
BioScrip Inc (a)	736	5	FelCor Lodging Trust Inc (a)	9,500	51
Cornerstone Therapeutics Inc (a)	665	6	First Industrial Realty Trust Inc (a)	69,229	793
Depomed Inc (a)	9,400	77	First Potomac Realty Trust	2,217	34
Furiex Pharmaceuticals Inc (a)	739	13	Franklin Street Properties Corp	3,597	46
Hi-Tech Pharmacal Co Inc (a)	2,735	79	Getty Realty Corp	3,592	91
Impax Laboratories Inc (a)	522	11	Gladstone Commercial Corp	421	7
Lannett Co Inc (a)	650	3	Glimcher Realty Trust	957	9
Medicis Pharmaceutical Corp	515	20	Government Properties Income Trust	1,224	33
Neurocrine Biosciences Inc (a)	1,043	8	Hatteras Financial Corp	3,222	91
Nutraceutical International Corp (a)	748	12	Healthcare Realty Trust Inc	3,856	80
Obagi Medical Products Inc (a)	3,100	29	Hersha Hospitality Trust	14,876	83
Omega Protein Corp (a)	1,306	18	Highwoods Properties Inc	1,707	57
Par Pharmaceutical Cos Inc (a)	11,827	390	Home Properties Inc	1,000	61
Pharmasset Inc (a)	800	90	Inland Real Estate Corp	7,442	66
PharMerica Corp (a)	45,296	578	Invesco Mortgage Capital Inc	8,483	179
Rigel Pharmaceuticals Inc (a)	1,215	11	Investors Real Estate Trust	3,359	29
Sagent Pharmaceuticals Inc (a)	6,300	170	iStar Financial Inc (a)	3,998	32
Targacept Inc (a)	600	13	Kilroy Realty Corp	1,533	61

See accompanying notes

104

Schedule of Investments SmallCap Value Account I June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
REITS (continued)			Retail (continued)
Kite Realty Group Trust	14,541 $	72	hhgregg Inc (a)	1,275 $	17
LaSalle Hotel Properties	16,311	430	HOT Topic Inc	3,347	25
Lexington Realty Trust	81,240	742	Jack in the Box Inc (a)	2,319	53
LTC Properties Inc	4,923	137	Kenneth Cole Productions Inc (a)	2,900	36
Medical Properties Trust Inc	18,229	209	Kirkland's Inc (a)	1,253	15
MFA Financial Inc	62,797	505	Lithia Motors Inc	1,091	21
Mission West Properties Inc	1,370	12	Liz Claiborne Inc (a)	3,828	20
Monmouth Real Estate Investment Corp	2,649	22	McCormick & Schmick's Seafood Restaurants Inc	693	6
MPG Office Trust Inc (a)	700	2	(a)
National Health Investors Inc	2,213	99	Men's Wearhouse Inc	2,110	71
National Retail Properties Inc	13,909	341	New York & Co Inc (a)	1,836	9
NorthStar Realty Finance Corp	4,088	17	Office Depot Inc (a)	11,838	50
Omega Healthcare Investors Inc	7,400	156	OfficeMax Inc (a)	75,411	592
Parkway Properties Inc/Md	20,300	346	Pantry Inc/The (a)	1,040	20
Pebblebrook Hotel Trust	2,088	42	Papa John's International Inc (a)	300	10
Pennsylvania Real Estate Investment Trust	23,233	365	PC Connection Inc (a)	724	6
PennyMac Mortgage Investment Trust	1,435	24	Penske Automotive Group Inc	2,206	50
Post Properties Inc	2,539	104	PEP Boys-Manny Moe & Jack	16,602	182
Potlatch Corp	793	28	PF Chang's China Bistro Inc	1,637	66
PS Business Parks Inc	4,191	231	Pier 1 Imports Inc (a)	3,597	42
Ramco-Gershenson Properties Trust	7,643	94	Red Robin Gourmet Burgers Inc (a)	98	4
Redwood Trust Inc	3,448	52	Regis Corp	2,911	45
Resource Capital Corp	2,730	17	Rite Aid Corp (a)	22,793	30
Retail Opportunity Investments Corp	1,854	20	Ruby Tuesday Inc (a)	3,281	35
RLJ Lodging Trust	1,174	20	Rush Enterprises Inc - Class A (a)	1,947	37
Senior Housing Properties Trust	13,000	304	Ruth's Hospitality Group Inc (a)	12,687	71
Sovran Self Storage Inc	1,490	61	Saks Inc (a)	5,701	64
Starwood Property Trust Inc	4,137	85	Shoe Carnival Inc (a)	684	21
Strategic Hotels & Resorts Inc (a)	5,568	39	Sonic Automotive Inc	5,289	77
Sun Communities Inc	4,175	155	Stage Stores Inc	16,076	271
Sunstone Hotel Investors Inc (a)	22,540	208	Stein Mart Inc	2,054	20
Two Harbors Investment Corp	4,616	50	Steinway Musical Instruments Inc (a)	496	13
Universal Health Realty Income Trust	431	17	Susser Holdings Corp (a)	490	8
Urstadt Biddle Properties Inc	1,032	19	Systemax Inc (a)	762	11
U-Store-It Trust	25,771	271	Texas Roadhouse Inc	305	5
Walter Investment Management Corp	1,140	25	West Marine Inc (a)	1,055	11
Washington Real Estate Investment Trust	2,540	83	Wet Seal Inc/The (a)	5,014	22
Winthrop Realty Trust	5,000	60	World Fuel Services Corp	6,602	237
	$ 13,097			$ 6,220
Retail - 5.48%			Savings & Loans - 1.54%
99 Cents Only Stores (a)	2,049	41	Astoria Financial Corp	4,468	57
America's Car-Mart Inc (a)	2,970	98	B of I Holding Inc (a)	545	8
Asbury Automotive Group Inc (a)	1,443	27	Bank Mutual Corp	3,557	13
Barnes & Noble Inc	1,239	21	BankFinancial Corp	3,597	31
Benihana Inc - Class A (a)	996	10	Berkshire Hills Bancorp Inc	3,214	72
Big 5 Sporting Goods Corp	1,644	13	Brookline Bancorp Inc	23,721	220
Biglari Holdings Inc (a)	355	139	Capitol Federal Financial Inc	1,000	12
Bob Evans Farms Inc	7,604	266	Charter Financial Corp/GA	508	5
Bon-Ton Stores Inc/The	6,193	60	Clifton Savings Bancorp Inc	772	8
Brown Shoe Co Inc	1,891	20	Danvers Bancorp Inc	971	21
Cabela's Inc (a)	25,854	702	Dime Community Bancshares Inc	4,295	63
California Pizza Kitchen Inc (a)	350	6	ESB Financial Corp	808	10
Caribou Coffee Co Inc (a)	517	7	ESSA Bancorp Inc	848	11
Cash America International Inc	9,599	556	First Defiance Financial Corp (a)	727	11
Casual Male Retail Group Inc (a)	3,152	13	First Niagara Financial Group Inc	11,846	156
Charming Shoppes Inc (a)	5,095	21	Flushing Financial Corp	5,298	69
Childrens Place Retail Stores Inc/The (a)	2,089	93	Fox Chase Bancorp Inc	1,088	15
Citi Trends Inc (a)	1,120	17	Investors Bancorp Inc (a)	1,826	26
Collective Brands Inc (a)	3,042	45	Kearny Financial Corp	996	9
Conn's Inc (a)	33,723	291	Northfield Bancorp Inc	1,374	19
Cost Plus Inc (a)	9,621	96	Northwest Bancshares Inc	16,214	204
Cracker Barrel Old Country Store Inc	142	7	OceanFirst Financial Corp	3,740	49
Denny's Corp (a)	2,042	8	Oritani Financial Corp	14,223	182
Dillard's Inc	7,900	412	Provident Financial Services Inc	19,836	283
Domino's Pizza Inc (a)	19,689	497	Provident New York Bancorp	1,844	15
Finish Line Inc/The	15,483	331	Roma Financial Corp	561	6
Fred's Inc	1,974	29	Territorial Bancorp Inc	941	19
Genesco Inc (a)	1,113	58	United Financial Bancorp Inc	1,308	20
Gordmans Stores Inc (a)	21	—	ViewPoint Financial Group	6,185	85
Group 1 Automotive Inc	1,187	49	Westfield Financial Inc	1,551	13
Haverty Furniture Cos Inc	1,228	14

See accompanying notes

105

Schedule of Investments
SmallCap Value Account I
June 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Savings & Loans (continued)			Storage & Warehousing - 0.02%
WSFS Financial Corp	1,000 $	40	Mobile Mini Inc (a)	1,160 $	25
	$ 1,752
Semiconductors - 2.58%			Telecommunications - 2.73%
Alpha & Omega Semiconductor Ltd (a)	1,099	15	Alaska Communications Systems Group Inc	2,693	24
Amkor Technology Inc (a)	66,204	409	Anaren Inc (a)	1,022	22
Anadigics Inc (a)	5,044	16	Anixter International Inc	2,722	179
ATMI Inc (a)	6,998	143	Arris Group Inc (a)	24,595	285
AXT Inc (a)	1,421	12	Atlantic Tele-Network Inc	537	21
Brooks Automation Inc (a)	3,319	36	Black Box Corp	5,910	184
Cabot Microelectronics Corp (a)	909	42	Cincinnati Bell Inc (a)	76,847	255
Cohu Inc	1,798	24	Communications Systems Inc	497	9
DSP Group Inc (a)	6,650	58	Comtech Telecommunications Corp	4,739	133
Emulex Corp (a)	3,856	33	Consolidated Communications Holdings Inc	15,052	293
Entegris Inc (a)	17,184	174	EchoStar Holding Corp (a)	1,300	47
Fairchild Semiconductor International Inc (a)	13,000	217	EMS Technologies Inc (a)	621	20
FormFactor Inc (a)	2,211	20	General Communication Inc (a)	4,200	51
GSI Group Inc (a)	1,933	23	GeoEye Inc (a)	891	33
GSI Technology Inc (a)	7,808	56	Global Crossing Ltd (a)	585	22
Integrated Device Technology Inc (a)	3,163	25	Globecomm Systems Inc (a)	490	8
Integrated Silicon Solution Inc (a)	7,702	74	Harmonic Inc (a)	3,877	28
IXYS Corp (a)	3,489	52	IDT Corp - Class B	5,585	151
Kulicke & Soffa Industries Inc (a)	26,012	289	Infinera Corp (a)	4,177	29
Lattice Semiconductor Corp (a)	4,090	27	Iridium Communications Inc (a)	2,659	23
LTX-Credence Corp (a)	7,505	67	Leap Wireless International Inc (a)	2,062	33
Mindspeed Technologies Inc (a)	10,444	83	Loral Space & Communications Inc (a)	429	30
MIPS Technologies Inc (a)	1,151	8	NeoPhotonics Corp (a)	1,400	10
MKS Instruments Inc	15,022	397	Neutral Tandem Inc (a)	4,883	85
Monolithic Power Systems Inc (a)	519	8	Oplink Communications Inc (a)	2,913	54
Nanometrics Inc (a)	1,010	19	PAETEC Holding Corp (a)	3,115	15
Omnivision Technologies Inc (a)	581	20	Plantronics Inc	10,962	400
Pericom Semiconductor Corp (a)	1,740	16	Preformed Line Products Co	150	11
Photronics Inc (a)	6,721	57	Premiere Global Services Inc (a)	37,329	299
PMC - Sierra Inc (a)	9,600	73	RF Micro Devices Inc (a)	12,401	76
Richardson Electronics Ltd/United States	1,119	15	Sonus Networks Inc (a)	8,306	27
Rudolph Technologies Inc (a)	1,588	17	SureWest Communications	987	16
Semtech Corp (a)	2,400	66	Sycamore Networks Inc	819	18
Sigma Designs Inc (a)	7,548	58	Symmetricom Inc (a)	10,760	63
Skyworks Solutions Inc (a)	2,600	60	Tekelec (a)	6,228	57
Standard Microsystems Corp (a)	1,154	31	USA Mobility Inc	1,144	17
Tessera Technologies Inc (a)	2,565	44	ViaSat Inc (a)	927	40
Veeco Instruments Inc (a)	2,517	122	Vonage Holdings Corp (a)	4,837	21
Zoran Corp (a)	2,055	17	Westell Technologies Inc (a)	3,971	14
	$ 2,923			$ 3,103
Software - 2.14%			Textiles - 0.06%
Accelrys Inc (a)	2,362	17	G&K Services Inc	912	31
Actuate Corp (a)	8,900	52	Unifirst Corp/MA	712	40
Acxiom Corp (a)	3,948	52		$ 71
Aspen Technology Inc (a)	5,000	86	Toys, Games & Hobbies - 0.33%
Avid Technology Inc (a)	1,284	24	Jakks Pacific Inc	20,227	372
Cornerstone OnDemand Inc (a)	4,000	71
CSG Systems International Inc (a)	9,619	178	Transportation - 2.03%
Digi International Inc (a)	6,240	81	Air Transport Services Group Inc (a)	2,709	19
Dynavox Inc (a)	2,849	21	Arkansas Best Corp	1,069	25
Ebix Inc (a)	727	14	Atlas Air Worldwide Holdings Inc (a)	14,308	851
EPIQ Systems Inc	5,293	76	Bristow Group Inc	6,084	310
ePocrates Inc (a)	3,400	63	CAI International Inc (a)	48	1
Fair Isaac Corp	809	24	DHT Holdings Inc	24,633	94
JDA Software Group Inc (a)	11,054	342	Excel Maritime Carriers Ltd (a)	15,704	48
Mantech International Corp	5,493	244	Frontline Ltd/Bermuda	4,230	62
Omnicell Inc (a)	1,285	20	Gulfmark Offshore Inc (a)	6,760	298
Progress Software Corp (a)	1,324	32	Heartland Express Inc	3,500	58
Quest Software Inc (a)	4,165	95	Knightsbridge Tankers Ltd	1,690	37
Renaissance Learning Inc	654	8	Nordic American Tanker Shipping Ltd	2,069	47
Schawk Inc	2,281	37	Overseas Shipholding Group Inc	1,130	30
Seachange International Inc (a)	1,124	12	Pacer International Inc (a)	15,358	73
Smith Micro Software Inc (a)	500	2	PHI Inc (a)	1,022	22
SS&C Technologies Holdings Inc (a)	1,075	21	Quality Distribution Inc (a)	9,675	127
SYNNEX Corp (a)	5,140	163	RailAmerica Inc (a)	1,779	27
Take-Two Interactive Software Inc (a)	32,600	498	Roadrunner Transportation Systems Inc (a)	639	10
THQ Inc (a)	53,800	195	Saia Inc (a)	1,229	21
	$ 2,428		Ship Finance International Ltd	2,331	42

See accompanying notes

106

Schedule of Investments
SmallCap Value Account I
June 30, 2011 (unaudited)

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)	Sector	Percent
Transportation (continued)			Financial	34 .29%
Swift Transportation Co (a)	2,395	$ 33	Consumer, Non-cyclical	13 .81%
Teekay Tankers Ltd	2,081	20	Industrial	12 .60%
			Consumer, Cyclical	10 .96%
Werner Enterprises Inc	1,870	47	Technology	6 .88%
		$ 2,302	Utilities	5 .67%
Trucking & Leasing - 0.50%			Basic Materials	4 .63%
Aircastle Ltd	9,667	123	Energy	4 .61%
Amerco Inc (a)	4,431	426
Greenbrier Cos Inc (a)	953	19	Communications	4 .32%
			Diversified	0 .03%
		$ 568	Other Assets in Excess of Liabilities, Net	2 .20%
Water - 0.17%			TOTAL NET ASSETS	100.00%
American States Water Co	1,928	67
California Water Service Group	3,758	70
Pico Holdings Inc (a)	999	29
York Water Co	1,800	30
		$ 196
TOTAL COMMON STOCKS		$ 107,664
	Maturity
	Amount
REPURCHASE AGREEMENTS - 2.94%	(000's)	Value (000's)
Banks - 2.94%
Investment in Joint Trading Account; Credit Suisse $	1,044	$ 1,044
Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
US Treasury Strips; $1,065,316; 0.00%; dated
02/15/15 - 08/15/37)
Investment in Joint Trading Account; Deutsche	316	316
Bank Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $322,398; 3.50% -
3.75%; dated 06/28/13 - 08/17/20)
Investment in Joint Trading Account; JP Morgan	550	550
Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $560,692; 0.00% -
9.80%; dated 01/09/12 - 03/12/21)
Investment in Joint Trading Account; Merrill	907	907
Lynch Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $925,142; 0.00% -
8.10%; dated 07/11/11 - 11/18/30)
Investment in Joint Trading Account; Morgan	522	522
Stanley Repurchase Agreement; 0.01% dated
06/30/11 maturing 07/01/11 (collateralized by
Sovereign Agency Issues; $532,657; 0.75% -
4.75%; dated 04/20/12 - 10/28/15)
		$ 3,339
TOTAL REPURCHASE AGREEMENTS		$ 3,339
Total Investments		$ 111,003
Other Assets in Excess of Liabilities, Net - 2.20%		$ 2,498
TOTAL NET ASSETS - 100.00%		$ 113,501

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 20,113
Unrealized Depreciation	(4,121)
Net Unrealized Appreciation (Depreciation)	$ 15,992
Cost for federal income tax purposes	$ 95,011
All dollar amounts are shown in thousands (000's)

See accompanying notes

107

Schedule of Investments
SmallCap Value Account I
June 30, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2011	Long	56 $	4,508	$ 4,622	$ 114
					$ 114
All dollar amounts are shown in thousands (000's)

See accompanying notes

108

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109

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of	Income Gain (Loss) on Investment Investment				Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2011(c)	$12.54	$0.18	$0 .38	$0 .56	($0 .02)	$–	($0 .02)	$13.08
2010	11.24	0 .17	1 .31	1 .48	( 0 .18)	–	( 0 .18)	12 .54
2009	9.25	0 .18	2 .28	2 .46	( 0 .47)	–	( 0 .47)	11 .24
2008	21.67	0 .31	( 8 .44)	( 8 .13)	( 0 .30)	(3.99)	( 4 .29)	9 .25
2007	20.64	0 .30	2 .96	3 .26	( 0 .21)	(2.02)	( 2 .23)	21 .67
2006	16.83	0 .25	4 .31	4 .56	( 0 .23)	(0.52)	( 0 .75)	20 .64
Class 2 shares
2011(c)	12.63	0 .16	0 .39	0 .55	( 0 .02)	–	( 0 .02)	13 .16
2010	11.32	0 .14	1 .32	1 .46	( 0 .15)	–	( 0 .15)	12 .63
2009	9.27	0 .15	2 .29	2 .44	( 0 .39)	–	( 0 .39)	11 .32
2008	21.71	0 .31	( 8 .51)	( 8 .20)	( 0 .25)	(3.99)	( 4 .24)	9 .27
2007(i)	20.27	0 .23	3 .38	3 .61	( 0 .15)	(2.02)	( 2 .17)	21 .71
EQUITY INCOME ACCOUNT
Class 1 shares
2011(c)	14.80	0 .26	0 .71	0 .97	( 0 .07)	–	( 0 .07)	15 .70
2010	13.15	0 .45	1 .66	2 .11	( 0 .46)	–	( 0 .46)	14 .80
2009	11.60	0 .39	1 .84	2 .23	( 0 .68)	–	( 0 .68)	13 .15
2008	19.32	0 .44	( 6 .53)	( 6 .09)	( 0 .41)	(1.22)	( 1 .63)	11 .60
2007	19.39	0 .40	0 .66	1 .06	( 0 .20)	(0.93)	( 1 .13)	19 .32
2006	17.64	0 .32	2 .71	3 .03	( 0 .33)	(0.95)	( 1 .28)	19 .39
Class 2 shares
2011(c)	14.74	0 .23	0 .72	0 .95	( 0 .07)	–	( 0 .07)	15 .62
2010	13.10	0 .40	1 .66	2 .06	( 0 .42)	–	( 0 .42)	14 .74
2009	11.50	0 .35	1 .85	2 .20	( 0 .60)	–	( 0 .60)	13 .10
2008	19.17	0 .40	( 6 .49)	( 6 .09)	( 0 .36)	(1.22)	( 1 .58)	11 .50
2007	19.24	0 .34	0 .67	1 .01	( 0 .15)	(0.93)	( 1 .08)	19 .17
2006	17.53	0 .27	2 .69	2 .96	( 0 .30)	(0.95)	( 1 .25)	19 .24
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2011(c)	10.29	0 .18	0 .07	0 .25	( 0 .02)	(0.01)	( 0 .03)	10 .51
2010	10.07	0 .38	0 .20	0 .58	( 0 .36)	–	( 0 .36)	10 .29
2009	10.28	0 .43	0 .22	0 .65	( 0 .86)	–	( 0 .86)	10 .07
2008	10.49	0 .48	( 0 .01)	0 .47	( 0 .68)	–	( 0 .68)	10 .28
2007	10.41	0 .49	0 .16	0 .65	( 0 .57)	–	( 0 .57)	10 .49
2006	10.47	0 .47	( 0 .03)	0 .44	( 0 .50)	–	( 0 .50)	10 .41
Class 2 shares
2011(c)	10.32	0 .17	0 .07	0 .24	( 0 .02)	(0.01)	( 0 .03)	10 .53
2010	10.09	0 .36	0 .21	0 .57	( 0 .34)	–	( 0 .34)	10 .32
2009	10.26	0 .41	0 .21	0 .62	( 0 .79)	–	( 0 .79)	10 .09
2008	10.47	0 .45	( 0 .01)	0 .44	( 0 .65)	–	( 0 .65)	10 .26
2007	10.39	0 .46	0 .17	0 .63	( 0 .55)	–	( 0 .55)	10 .47
2006	10.43	0 .44	( 0 .02)	0 .42	( 0 .46)	–	( 0 .46)	10 .39

See accompanying notes.

110

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)

	Net Assets, End of	Ratio of Expenses
Total	Period (in	to Average Net	Ratio of Net Investment	Portfolio
Return(b)	thousands)	Assets	Income to Average Net Assets Turnover Rate

4.47%(d)	$531,354	0.88%(e)	2 .82%(e)	77 .1%(e)
13.18	532,545	0.89	1 .47	110 .0 (f)
27.30	364,176	0.91	1 .85	105 .5
(46.22)	286,421	0.92 (g)	2 .07	100 .4
16.09	576,345	0.90 (g)	1 .41	113 .8 (h)
27.96	409,020	0.91	1 .34	107 .0

4.34 (d)	2,309	1 .13 (e)	2 .55 (e)	77 .1 (e)
12.91	2,466	1.14	1 .27	110 .0 (f)
26.84	2,427	1.16	1 .59	105 .5
(46.37)	2,338	1.17 (g)	1 .91	100 .4
18.09 (d)	8,072	1.15 (e),(g)	1 .09 (e)	113 .8 (e),(h)

6.59 (d)	667,319	0 .48 (e)	3 .37 (e)	12 .5 (e)
16.18	538,727	0.51	3 .25	23 .2
20.00	392,951	0.54	3 .33	44 .0
(33.94)	304,321	0.51 (g)	2 .86	86 .8
5.24	513,914	0.49 (g)	2 .01	84.0 (j)
18.17	296,113	0.66	1 .74	87 .0

6.47 (d)	28,505	0 .73 (e)	3 .05 (e)	12 .5 (e)
15.88	29,323	0.76	2 .97	23 .2
19.76	30,836	0.79	3 .08	44 .0
(34.12)	34,738	0.76 (g)	2 .57	86 .8
5.00	76,666	0.74 (g)	1 .74	84.0 (j)
17.86	70,163	0.91	1 .49	87 .0

2.43 (d)	478,004	0 .50 (e)	3 .51 (e)	76 .4 (e)
5.85	489,048	0.50	3 .64	79 .1 (k)
6.47	233,789	0.50	4 .18	22 .4
4.68	152,711	0.51 (g)	4 .63	9 .9
6.58	226,615	0.50 (g)	4 .73	6 .2
4.45	259,054	0.53	4 .54	16 .0

2.31 (d)	1,235	0 .75 (e)	3 .26 (e)	76 .4 (e)
5.65	1,457	0.75	3 .45	79 .1 (k)
6.21	1,675	0.75	3 .99	22 .4
4.41	2,085	0.76 (g)	4 .38	9 .9
6.21	3,322	0.75 (g)	4 .47	6 .2
4.22	5,041	0.78	4 .29	16 .0

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2011
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes portfolio realignment from the acquisition of International SmallCap Account.
(g)	Reflects Manager's contractual expense limit.
(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT International Growth Fund.
(i)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized loss of $.05 per share from January 3, 2007 through January 8, 2007.
(j)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Equity Income Account and WM VT Equity Income Fund.
(k)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Government & High Quality Bond Account.

See accompanying notes.

111

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of	Income	Gain (Loss) on Investment Investment			Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
INCOME ACCOUNT
Class 1 shares
2011(c)	$10.12	$0 .28	$0 .08	$0 .36	($0 .04)	$–	($0 .04)	$10.44
2010	9.97	0 .60	0 .25	0 .85	( 0 .70)	–	( 0 .70)	10 .12
2009	9.36	0 .62	1 .03	1 .65	( 1 .03)	(0.01)	( 1 .04)	9 .97
2008	10.46	0 .59	( 0 .93)	( 0 .34)	( 0 .75)	(0.01)	( 0 .76)	9 .36
2007	10.55	0 .60	0 .01	0 .61	( 0 .68)	(0.02)	( 0 .70)	10 .46
2006	10.69	0 .61	( 0 .13)	0 .48	( 0 .61)	(0.01)	( 0 .62)	10 .55
Class 2 shares
2011(c)	10.09	0 .27	0 .08	0 .35	( 0 .04)	–	( 0 .04)	10 .40
2010	9.95	0 .58	0 .23	0 .81	( 0 .67)	–	( 0 .67)	10 .09
2009	9.30	0 .59	1 .04	1 .63	( 0 .97)	(0.01)	( 0 .98)	9 .95
2008	10.40	0 .56	( 0 .92)	( 0 .36)	( 0 .73)	(0.01)	( 0 .74)	9 .30
2007	10.49	0 .59	( 0 .01)	0 .58	( 0 .65)	(0.02)	( 0 .67)	10 .40
2006	10.62	0 .58	( 0 .12)	0 .46	( 0 .58)	(0.01)	( 0 .59)	10 .49
LARGECAP BLEND ACCOUNT II
Class 1 shares
2011(c)	6.86	0 .04	0 .29	0 .33	–	–	–	7.19
2010	6.21	0 .07	0 .74	0 .81	( 0 .16)	–	( 0 .16)	6 .86
2009	4.88	0 .08	1 .35	1 .43	( 0 .10)	–	( 0 .10)	6 .21
2008	12.59	0 .10	( 3 .07)	( 2 .97)	( 0 .15)	(4.59)	( 4 .74)	4 .88
2007	12.46	0 .12	0 .55	0 .67	( 0 .09)	(0.45)	( 0 .54)	12 .59
2006	11.19	0 .13	1 .56	1 .69	( 0 .08)	(0.34)	( 0 .42)	12 .46
Class 2 shares
2011(c)	6.91	0 .03	0 .30	0 .33	–	–	–	7.24
2010	6.24	0 .06	0 .74	0 .80	( 0 .13)	–	( 0 .13)	6 .91
2009	4.89	0 .07	1 .35	1 .42	( 0 .07)	–	( 0 .07)	6 .24
2008	12.59	0 .08	( 3 .07)	( 2 .99)	( 0 .12)	(4.59)	( 4 .71)	4 .89
2007(h)	12.42	0 .09	0 .59	0 .68	( 0 .06)	(0.45)	( 0 .51)	12 .59
LARGECAP GROWTH ACCOUNT
Class 1 shares
2011(c)	15.12	0 .02	0 .60	0 .62	–	–	–	15 .74
2010	12.78	0 .01	2 .34	2 .35	( 0 .01)	–	( 0 .01)	15 .12
2009	10.14	–	2 .72	2 .72	( 0 .08)	–	( 0 .08)	12 .78
2008	17.92	0 .07	( 7 .78)	( 7 .71)	( 0 .07)	–	( 0 .07)	10 .14
2007	14.57	0 .05	3 .33	3 .38	( 0 .03)	–	( 0 .03)	17 .92
2006	13.29	0 .09	1 .23	1 .32	( 0 .04)	–	( 0 .04)	14 .57
Class 2 shares
2011(c)	15.11	–	0.60	0.60	–	–	–	15 .71
2010	12.80	( 0 .03)	2 .34	2 .31	–	–	–	15 .11
2009	10.13	( 0 .03)	2 .74	2 .71	( 0 .04)	–	( 0 .04)	12 .80
2008	17.90	0 .04	( 7 .78)	( 7 .74)	( 0 .03)	–	( 0 .03)	10 .13
2007(j)	14.63	0 .01	3 .26	3 .27	–	–	–	17 .90

See accompanying notes.

112

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)

	Net Assets, End of	Ratio of Expenses
Total	Period (in	to Average Net	Ratio of Net Investment	Portfolio
Return(b)	thousands)	Assets	Income to Average Net Assets Turnover Rate

3.57%(d)	$233,027	0.50%(e)	5 .48%(e)	24 .9%(e)
8 .65	225,114	0.50	5 .81	17.0
18 .37	196,424	0.51	6 .33	23.6
(3 .47)	120,854	0 .51 (f)	5 .93	13.9
5 .90	170,478	0 .50 (f)	5 .76	9.1
4 .90	182,728	0.54	5 .79	24.0

3.47 (d)	4,638	0 .75 (e)	5 .24 (e)	24 .9 (e)
8 .26	5,135	0.75	5 .58	17.0
18 .17	6,260	0.76	6 .11	23.6
(3 .75)	7,912	0 .76 (f)	5 .66	13.9
5 .77	13,390	0 .75 (f)	5 .68	9.1
4 .59	16,474	0.79	5 .54	24.0

4.84 (d)	178,333	0.76 (e),(f)	1 .12 (e)	41 .2 (e)
13 .25	182,047	0 .75 (f)	1 .15	34.7
29 .67	183,485	0 .75 (f)	1 .51	79.0
(36 .41)	159,837	0 .77 (f)	1 .30	62.7
5 .21	271,426	0 .74 (f)	0 .96	80 .0 (g)
15 .72	202,369	0.76	1 .09	50.7

4.79 (d)	840	1.01 (e),(f)	0 .87 (e)	41 .2 (e)
12 .97	850	1 .00 (f)	0 .90	34.7
29 .28	832	1 .00 (f)	1 .27	79.0
(36 .50)	875	1 .02 (f)	1 .00	62.7
5.28 (d)	2,727	0.99 (e),(f)	0 .69 (e)	80 .0 (e),(g)

4.10 (d)	209,142	0 .69 (e)	0 .24 (e)	69 .2 (e)
18 .38	207,114	0.69	0 .04	61.1
27 .01	241,670	0.69	0 .01	89.5
(43 .16)	173,642	0 .69 (f)	0 .50	87.6
23 .20	395,726	0 .68 (f)	0 .34	105.4 (i)
9 .92	128,867	0.61	0 .63	99.3

3.97 (d)	713	0 .94 (e)	(0 .01) (e)	69 .2 (e)
18 .05	691	0.94	(0 .20)	61.1
26 .80	635	0.94	(0 .24)	89.5
(43 .30)	538	0 .94 (f)	0 .24	87.6
22.35 (d)	1,372	0.93 (e),(f)	0 .09 (e)	105 .4 (e),(i)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2011
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT Growth & Income Fund.
(h)	Period from January 9, 2007 through December 31, 2007. Class 2 shares recognized $.01 per share of net investment income and incurred a net realized and unrealized gain of $.08 per share from January 3, 2007 through January 8, 2007.
(i)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT Growth Fund.
(j)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized gain of $.21 per share from January 3, 2007 through January 8, 2007.

See accompanying notes.

113

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of	Income Gain (Loss) on Investment Investment				Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
MIDCAP BLEND ACCOUNT
Class 1 shares
2011(c)	$37.83	$0.09	$4 .60	$4 .69	$–	($0 .47)	($0 .47)	$42.05
2010	31.25	0 .46	7 .00	7 .46	( 0 .88)	–	( 0 .88)	37 .83
2009	24.93	0 .21	7 .83	8 .04	( 0 .24)	(1.48)	( 1 .72)	31 .25
2008	42.05	0 .18	( 12 .82)	( 12 .64)	( 0 .23)	(4.25)	( 4 .48)	24 .93
2007	42.26	0 .21	3 .96	4 .17	( 0 .28)	(4.10)	( 4 .38)	42 .05
2006	42.54	0 .27	5 .11	5 .38	( 0 .46)	(5.20)	( 5 .66)	42 .26
Class 2 shares
2011(c)	37.82	0 .04	4 .59	4 .63	–	(0.47)	( 0 .47)	41 .98
2010	31.23	0 .35	7 .03	7 .38	( 0 .79)	–	( 0 .79)	37 .82
2009(f)	28 .70	0 .14	2 .39	2 .53	–	–	–	31 .23
MONEY MARKET ACCOUNT
Class 1 shares
2011(c)	1.00	–	–	–	–	–	–	1.00
2010	1.00	–	–	–	–	–	–	1.00
2009	1.00	–	–	–	–	–	–	1.00
2008	1.00	0 .03	–	0 .03	( 0 .03)	–	( 0 .03)	1 .00
2007	1.00	0 .05	–	0 .05	( 0 .05)	–	( 0 .05)	1 .00
2006	1.00	0 .05	–	0 .05	( 0 .05)	–	( 0 .05)	1 .00
Class 2 shares
2011(c)	1.00	–	–	–	–	–	–	1.00
2010	1.00	–	–	–	–	–	–	1.00
2009	1.00	–	–	–	–	–	–	1.00
2008	1.00	0 .02	–	0 .02	( 0 .02)	–	( 0 .02)	1 .00
2007(i)	1.00	0 .04	–	0 .04	( 0 .04)	–	( 0 .04)	1 .00
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2011(c)	21.47	0 .10	1 .00	1 .10	–	(0.14)	( 0 .14)	22 .43
2010	19.23	0 .35	2 .59	2 .94	( 0 .32)	(0.38)	( 0 .70)	21 .47
2009	15.05	0 .17	4 .28	4 .45	( 0 .27)	–	( 0 .27)	19 .23
2008	25.13	0 .15	( 7 .79)	( 7 .64)	( 0 .24)	(2.20)	( 2 .44)	15 .05
2007	24.06	0 .20	1 .89	2 .09	( 0 .18)	(0.84)	( 1 .02)	25 .13
2006	22.04	0 .15	2 .45	2 .60	( 0 .12)	(0.46)	( 0 .58)	24 .06
Class 2 shares
2011(c)	21.40	0 .07	0 .99	1 .06	–	(0.14)	( 0 .14)	22 .32
2010	19.17	0 .31	2 .57	2 .88	( 0 .27)	(0.38)	( 0 .65)	21 .40
2009	14.94	0 .12	4 .27	4 .39	( 0 .16)	–	( 0 .16)	19 .17
2008	24.97	0 .10	( 7 .75)	( 7 .65)	( 0 .18)	(2.20)	( 2 .38)	14 .94
2007	23.91	0 .13	1 .89	2 .02	( 0 .12)	(0.84)	( 0 .96)	24 .97
2006	21.92	0 .10	2 .43	2 .53	( 0 .08)	(0.46)	( 0 .54)	23 .91

See accompanying notes.

114

		FINANCIAL HIGHLIGHTS (Continued)
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)

				Ratio of Net
			Ratio of Gross	Investment Income	Portfolio
	Net Assets, End of	Ratio of Expenses to	Expenses to Average	to Average Net	Turnover
Total Return(b)	Period (in thousands)	Average Net Assets	Net Assets	Assets	Rate

12.41%(d)	$581,693	0.54%(e)	–%	0 .47%(e)	27 .2%(e)
24.10	551,589	0.57	–	1.37	20 .9
33.76	379,151	0.61	–	0.79	25 .4
(33.92)	269,185	0.58	–	0.50	19 .6
9.45	472,587	0.56	–	0.49	28 .0
14.23	457,649	0.57	–	0.68	40 .8

12.25 (d)	12,178	0.79 (e)	–	0 .22 (e)	27 .2 (e)
23.83	11,327	0.82	–	1.05	20 .9
8.82 (d)	10,010	0.83 (e)	–	1 .43 (e)	25 .4 (e)

0.00 (d)	301,568	0.28 (e)	0 .46 (e),(g)	0 .00 (e)	N/A
0.00	314,976	0.32	0 .45 (g)	0.00	N/A
0.22	381,238	0.42	0 .45 (g)	0.24	N/A
2.58	455,594	0.45 (h)	–	2.47	N/A
4.94	272,347	0.47 (h)	–	4.81	N/A
4.67	180,210	0.49	–	4.59	N/A

0.00 (d)	1,968	0.28 (e)	0 .71 (e),(g)	0 .00 (e)	N/A
0.00	2,478	0.32	0 .70 (g)	0.00	N/A
0.18	4,229	0.49	0 .70 (g)	0.27	N/A
2.33	15,013	0.70 (h)	–	2.13	N/A
4.59 (d)	4,646	0.72 (e),(h)	–	4.55 (e)	N/A

5.15 (d)	157,645	0.63 (e)	–	0 .87 (e)	10 .1 (e)
15.40	151,592	0.64	–	1.78	13 .7
29.82	94,039	0.64	–	1.02	23 .6
(33.37)	65,187	0.64 (h)	–	0.76	14 .6
8.73	128,486	0.63 (h)	–	0.81	16 .6
12.03	152,592	0.67	–	0.66	18 .0

4.98 (d)	6,330	0.88 (e)	–	0 .62 (e)	10 .1 (e)
15.11	6,822	0.89	–	1.57	13 .7
29.54	7,139	0.89	–	0.76	23 .6
(33.56)	6,970	0.89 (h)	–	0.49	14 .6
8.46	15,662	0.88 (h)	–	0.55	16 .6
11.75	16,954	0.92	–	0.41	18 .0

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2011
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Period from September 9, 2009 date operations commenced, through December 31, 2009
(g)	Excludes expense reimbursement from Manager and/or Distributor.
(h)	Reflects Manager's contractual expense limit.
(i)	Period from January 8, 2007 date operations commenced, through December 31, 2007

See accompanying notes.

115

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From from Net				from	Dividends	Net Asset
	Beginning of	Income	Gain (Loss) on Investment Investment			Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2011(c)	$13.21	$–	$1 .49	$1 .49	$–	$–	$–	$14.70
2010	10.83	0 .26	2 .49	2 .75	( 0 .37)	–	( 0 .37)	13 .21
2009	8.75	0 .25	2 .19	2 .44	( 0 .36)	–	( 0 .36)	10 .83
2008	19.06	0 .25	( 4 .11)	( 3 .86)	( 0 .41)	(6.04)	( 6 .45)	8 .75
2007	26.09	0 .35	( 4 .45)	( 4 .10)	( 0 .20)	(2.73)	( 2 .93)	19 .06
2006	20.51	0 .23	6 .84	7 .07	( 0 .39)	(1.10)	( 1 .49)	26 .09
Class 2 shares
2011(c)	13.30	( 0 .02)	1 .51	1 .49	–	–	–	14 .79
2010	10.91	0 .23	2 .50	2 .73	( 0 .34)	–	( 0 .34)	13 .30
2009	8.76	0 .22	2 .22	2 .44	( 0 .29)	–	( 0 .29)	10 .91
2008	19.06	0 .20	( 4 .10)	( 3 .90)	( 0 .36)	(6.04)	( 6 .40)	8 .76
2007(h)	25.65	0 .27	( 4 .00)	( 3 .73)	( 0 .13)	(2.73)	( 2 .86)	19 .06
SAM BALANCED PORTFOLIO
Class 1 shares
2011(c)	15.02	0 .07	0 .66	0 .73	( 0 .42)	–	( 0 .42)	15 .33
2010	13.73	0 .42	1 .38	1 .80	( 0 .51)	–	( 0 .51)	15 .02
2009	11.95	0 .64	2 .05	2 .69	( 0 .52)	(0.39)	( 0 .91)	13 .73
2008	19.17	0 .62	( 4 .93)	( 4 .31)	( 0 .71)	(2.20)	( 2 .91)	11 .95
2007	18.09	0 .64	0 .92	1 .56	( 0 .48)	–	( 0 .48)	19 .17
2006	16.72	0 .41	1 .33	1 .74	( 0 .37)	–	( 0 .37)	18 .09
Class 2 shares
2011(c)	14.92	0 .05	0 .65	0 .70	( 0 .38)	–	( 0 .38)	15 .24
2010	13.64	0 .36	1 .40	1 .76	( 0 .48)	–	( 0 .48)	14 .92
2009	11.85	0 .56	2 .09	2 .65	( 0 .47)	(0.39)	( 0 .86)	13 .64
2008	19.04	0 .64	( 4 .97)	( 4 .33)	( 0 .66)	(2.20)	( 2 .86)	11 .85
2007	17.97	0 .58	0 .92	1 .50	( 0 .43)	–	( 0 .43)	19 .04
2006	16.61	0 .37	1 .32	1 .69	( 0 .33)	–	( 0 .33)	17 .97
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2011(c)	11.68	0 .06	0 .43	0 .49	( 0 .37)	(0.11)	( 0 .48)	11 .69
2010	10.94	0 .40	0 .84	1 .24	( 0 .50)	–	( 0 .50)	11 .68
2009	9.49	0 .65	1 .29	1 .94	( 0 .34)	(0.15)	( 0 .49)	10 .94
2008	13.07	0 .50	( 2 .77)	( 2 .27)	( 0 .47)	(0.84)	( 1 .31)	9 .49
2007	12.74	0 .52	0 .43	0 .95	( 0 .45)	(0.17)	( 0 .62)	13 .07
2006	12.07	0 .39	0 .64	1 .03	( 0 .33)	(0.03)	( 0 .36)	12 .74
Class 2 shares
2011(c)	11.60	0 .05	0 .43	0 .48	( 0 .35)	(0.11)	( 0 .46)	11 .62
2010	10.85	0 .35	0 .88	1 .23	( 0 .48)	–	( 0 .48)	11 .60
2009	9.41	0 .56	1 .33	1 .89	( 0 .30)	(0.15)	( 0 .45)	10 .85
2008	12.97	0 .57	( 2 .85)	( 2 .28)	( 0 .44)	(0.84)	( 1 .28)	9 .41
2007	12.64	0 .49	0 .43	0 .92	( 0 .42)	(0.17)	( 0 .59)	12 .97
2006	11.98	0 .36	0 .64	1 .00	( 0 .31)	(0.03)	( 0 .34)	12 .64

See accompanying notes.

116

		FINANCIAL HIGHLIGHTS (Continued)
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)

			Ratio of Net
	Net Assets, End of		Investment Income
	Period (in	Ratio of Expenses to	to Average Net	Portfolio
Total Return(b)	thousands)	Average Net Assets	Assets	Turnover Rate

11 .28%(d)	$151,653	0.89%(e)	(0 .06)%(e)	25 .7%(e)
25.70	140,922	0.89	2 .16	48 .0
28.92	160,251	0.90	2 .96	59 .9
(32.86)	127,836	0.89 (f)	1 .77	47 .2
(17.69)	204,752	0.86 (f)	1 .51	81 .3 (g)
36.61	255,955	0.87	1 .01	35 .8

11.20 (d)	314	1.14 (e)	(0 .34) (e)	25.7 (e)
25.29	442	1.14	1 .92	48 .0
28.69	484	1.15	2 .68	59 .9
(33.01)	568	1.14 (f)	1 .35	47 .2
(16.50) (d)	1,441	1.11 (e),(f)	1 .17 (e)	81 .3 (e),(g)

4.88 (d)	846,060	0.23 (e),(i)	0 .87 (e)	20.0 (e)
13.61	828,276	0.24 (i)	2 .97	36 .3
23.84	728,979	0.25 (i)	5 .19	3 .2
(26.18)	387,339	0 .25 (f),(i)	4 .04	39 .1
8.67	481,245	0 .23 (f),(i)	3 .40	42 .1
10.61	507,193	0.27 (i)	2 .39	11 .0

4.71 (d)	104,077	0.48 (e),(i)	0 .60 (e)	20.0 (e)
13.34	107,086	0.49 (i)	2 .59	36 .3
23.63	110,253	0.50 (i)	4 .62	3 .2
(26.42)	113,639	0 .50 (f),(i)	4 .09	39 .1
8.39	212,465	0 .48 (f),(i)	3 .13	42 .1
10.38	224,203	0.52 (i)	2 .14	11 .0

4.25 (d)	186,964	0.24 (e),(i)	1 .07 (e)	22.8 (e)
11.84	178,249	0.24 (i)	3 .56	34 .4
21.15	154,208	0.25 (i)	6 .53	9 .1
(19.21)	74,246	0 .26 (f),(i)	4 .51	46 .1
7.55	50,531	0 .24 (f),(i)	4 .05	45 .0
8.83	43,249	0.33 (i)	3 .22	11 .0

4.12 (d)	15,757	0.49 (e),(i)	0 .81 (e)	22.8 (e)
11.73	15,761	0.49 (i)	3 .18	34 .4
20.72	15,895	0.50 (i)	5 .77	9 .1
(19.41)	17,277	0 .51 (f),(i)	4 .95	46 .1
7.34	29,194	0 .49 (f),(i)	3 .85	45 .0
8.50	32,716	0.58 (i)	2 .97	11 .0

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2011
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT REIT Fund.
(h)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized loss of $.05 per share from January 3, 2007 through January 8, 2007.
(i)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

117

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of	Income Gain (Loss) on Investment Investment				Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2011(c)	$15.36	$0.04	$0 .78	$0 .82	($0 .31)	$–	($0 .31)	$15.87
2010	13.80	0 .31	1 .72	2 .03	( 0 .47)	–	( 0 .47)	15 .36
2009	12.34	0 .47	2 .43	2 .90	( 0 .68)	(0.76)	( 1 .44)	13 .80
2008	21.18	0 .57	( 6 .78)	( 6 .21)	( 0 .72)	(1.91)	( 2 .63)	12 .34
2007	19.70	0 .57	1 .26	1 .83	( 0 .35)	–	( 0 .35)	21 .18
2006	17.85	0 .28	1 .86	2 .14	( 0 .29)	–	( 0 .29)	19 .70
Class 2 shares
2011(c)	15.23	0 .02	0 .79	0 .81	( 0 .28)	–	( 0 .28)	15 .76
2010	13.69	0 .27	1 .71	1 .98	( 0 .44)	–	( 0 .44)	15 .23
2009	12.24	0 .43	2 .41	2 .84	( 0 .63)	(0.76)	( 1 .39)	13 .69
2008	21.03	0 .57	( 6 .78)	( 6 .21)	( 0 .67)	(1.91)	( 2 .58)	12 .24
2007	19.56	0 .51	1 .26	1 .77	( 0 .30)	–	( 0 .30)	21 .03
2006	17.73	0 .23	1 .86	2 .09	( 0 .26)	–	( 0 .26)	19 .56
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2011(c)	12.50	0 .09	0 .41	0 .50	( 0 .49)	(0.02)	( 0 .51)	12 .49
2010	11.95	0 .51	0 .69	1 .20	( 0 .65)	–	( 0 .65)	12 .50
2009	10.58	0 .82	1 .21	2 .03	( 0 .55)	(0.11)	( 0 .66)	11 .95
2008	14.36	0 .56	( 2 .25)	( 1 .69)	( 0 .90)	(1.19)	( 2 .09)	10 .58
2007	14.42	0 .67	0 .18	0 .85	( 0 .69)	(0.22)	( 0 .91)	14 .36
2006	14.08	0 .56	0 .36	0 .92	( 0 .57)	(0.01)	( 0 .58)	14 .42
Class 2 shares
2011(c)	12.42	0 .07	0 .42	0 .49	( 0 .46)	(0.02)	( 0 .48)	12 .43
2010	11.87	0 .45	0 .72	1 .17	( 0 .62)	–	( 0 .62)	12 .42
2009	10.49	0 .72	1 .27	1 .99	( 0 .50)	(0.11)	( 0 .61)	11 .87
2008	14.26	0 .66	( 2 .38)	( 1 .72)	( 0 .86)	(1.19)	( 2 .05)	10 .49
2007	14.32	0 .63	0 .19	0 .82	( 0 .66)	(0.22)	( 0 .88)	14 .26
2006	13.98	0 .53	0 .36	0 .89	( 0 .54)	(0.01)	( 0 .55)	14 .32
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2011(c)	16.82	0 .03	0 .94	0 .97	( 0 .26)	–	( 0 .26)	17 .53
2010	14.83	0 .28	2 .09	2 .37	( 0 .38)	–	( 0 .38)	16 .82
2009	12.28	0 .42	2 .82	3 .24	( 0 .50)	(0.19)	( 0 .69)	14 .83
2008	23.91	0 .44	( 7 .99)	( 7 .55)	( 0 .76)	(3.32)	( 4 .08)	12 .28
2007	22.07	0 .55	1 .57	2 .12	( 0 .28)	–	( 0 .28)	23 .91
2006	19.74	0 .23	2 .32	2 .55	( 0 .22)	–	( 0 .22)	22 .07
Class 2 shares
2011(c)	16.71	0 .01	0 .93	0 .94	( 0 .22)	–	( 0 .22)	17 .43
2010	14.73	0 .23	2 .10	2 .33	( 0 .35)	–	( 0 .35)	16 .71
2009	12.20	0 .37	2 .80	3 .17	( 0 .45)	(0.19)	( 0 .64)	14 .73
2008	23.77	0 .50	( 8 .04)	( 7 .54)	( 0 .71)	(3.32)	( 4 .03)	12 .20
2007	21.95	0 .47	1 .57	2 .04	( 0 .22)	–	( 0 .22)	23 .77
2006	19.64	0 .17	2 .32	2 .49	( 0 .18)	–	( 0 .18)	21 .95

See accompanying notes.

118

		FINANCIAL HIGHLIGHTS (Continued)
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)

			Ratio of Net
			Investment Income	Portfolio
	Net Assets, End of	Ratio of Expenses to	to Average Net	Turnover
Total Return(b)	Period (in thousands)	Average Net Assets	Assets	Rate

5.39%(d)	$145,621	0.23%(e),(f)	0 .56%(e)	34 .7%(e)
15.22	140,207	0.24 (f)	2 .21	42 .2
25.70	128,572	0.25 (f)	3 .82	12 .0
(33.11)	103,553	0.25 (f),(g)	3 .34	24 .4
9.29	251,682	0.23 (f),(g)	2 .74	46 .8
12.20	284,083	0.28 (f)	1 .50	8 .0

5.32 (d)	85,525	0.48 (e),(f)	0 .31 (e)	34 .7 (e)
14.92	84,941	0.49 (f)	1 .92	42 .2
25.35	81,513	0.50 (f)	3 .55	12 .0
(33.30)	70,419	0.50 (f),(g)	3 .38	24 .4
9.04	129,346	0.48 (f),(g)	2 .47	46 .8
11.95	124,555	0.53 (f)	1 .25	8 .0

3.97 (d)	193,964	0.24 (e),(f)	1 .39 (e)	26 .1 (e)
10.51	183,764	0.24 (f)	4 .22	31 .5
19.95	156,696	0.25 (f)	7 .39	20 .1
(13.76)	98,000	0.25 (f),(g)	4 .50	53 .9
6.09	113,970	0.24 (f),(g)	4 .66	28 .4
6.84	126,456	0.29 (f)	3 .99	6 .0

3.88 (d)	19,909	0.49 (e),(f)	1 .12 (e)	26 .1 (e)
10.26	20,147	0.49 (f)	3 .70	31 .5
19.63	22,043	0.50 (f)	6 .58	20 .1
(14.02)	26,751	0.50 (f),(g)	5 .27	53 .9
5.86	53,025	0.49 (f),(g)	4 .39	28 .4
6.61	63,097	0.54 (f)	3 .74	6 .0

5.77 (d)	90,277	0.24 (e),(f)	0 .34 (e)	32 .2 (e)
16.40	81,821	0.24 (f)	1 .82	51 .7
27.45	66,315	0.25 (f)	3 .25	8 .1
(37.42)	44,945	0.25 (f),(g)	2 .36	31 .8
9.61	150,975	0.24 (f),(g)	2 .34	45 .7
13.06	146,789	0.29 (f)	1 .10	7 .0

5.64 (d)	72,916	0.49 (e),(f)	0 .08 (e)	32 .2 (e)
16.18	69,749	0.49 (f)	1 .53	51 .7
27.04	61,006	0.50 (f)	2 .92	8 .1
(37.56)	48,224	0.50 (f),(g)	2 .81	31 .8
9.34	80,715	0.49 (f),(g)	2 .04	45 .7
12.77	69,965	0.54 (f)	0 .85	7 .0

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2011
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

119

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From from Net				from	Dividends Net Asset
	Beginning of	Income	Gain (Loss) on Investment Investment			Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2011(c)	$2.51	$0 .03	$–	$0 .03	$–	$–	$–	$2 .54
2010	2.46	0 .06	0 .04	0 .10	( 0 .05)	–	( 0 .05)	2 .51
2009	2.41	0 .09	0 .14	0 .23	( 0 .18)	–	( 0 .18)	2 .46
2008	2.50	0 .10	( 0 .11)	( 0 .01)	( 0 .08)	–	( 0 .08)	2 .41
2007	2.52	0 .11	–	0 .11	( 0 .13)	–	( 0 .13)	2 .50
2006	2.52	0 .11	–	0 .11	( 0 .11)	–	( 0 .11)	2 .52
Class 2 shares
2011(c)	2.51	0 .03	–	0.03	–	–	–	2.54
2010	2.45	0 .06	0 .05	0 .11	( 0 .05)	–	( 0 .05)	2 .51
2009	2.39	0 .08	0 .15	0 .23	( 0 .17)	–	( 0 .17)	2 .45
2008	2.49	0 .09	( 0 .12)	( 0 .03)	( 0 .07)	–	( 0 .07)	2 .39
2007	2.51	0 .11	( 0 .01)	0 .10	( 0 .12)	–	( 0 .12)	2 .49
2006	2.51	0 .10	–	0 .10	( 0 .10)	–	( 0 .10)	2 .51
SMALLCAP GROWTH ACCOUNT II
Class 1 shares
2011(c)	11.17	( 0 .05)	1 .09	1 .04	–	–	–	12 .21
2010	8.80	( 0 .05)	2 .42	2 .37	–	–	–	11 .17
2009	6.68	( 0 .05)	2 .17	2 .12	–	–	–	8.80
2008	11.35	( 0 .06)	( 4 .61)	( 4 .67)	–	–	–	6.68
2007	10.81	( 0 .07)	0 .61	0 .54	–	–	–	11 .35
2006	9.92	( 0 .06)	0 .95	0 .89	–	–	–	10 .81
Class 2 shares
2011(c)	11.06	( 0 .06)	1 .07	1 .01	–	–	–	12 .07
2010	8.73	( 0 .08)	2 .41	2 .33	–	–	–	11 .06
2009	6.65	( 0 .07)	2 .15	2 .08	–	–	–	8.73
2008	11.32	( 0 .08)	( 4 .59)	( 4 .67)	–	–	–	6.65
2007(i)	10.72	( 0 .10)	0 .70	0 .60	–	–	–	11 .32
SMALLCAP VALUE ACCOUNT I
Class 1 shares
2011(c)	13.52	0 .03	0 .77	0 .80	( 0 .01)	–	( 0 .01)	14 .31
2010	10.81	0 .08	2 .73	2 .81	( 0 .10)	–	( 0 .10)	13 .52
2009	9.51	0 .09	1 .42	1 .51	( 0 .21)	–	( 0 .21)	10 .81
2008	15.69	0 .14	( 4 .60)	( 4 .46)	( 0 .13)	(1.59)	( 1 .72)	9 .51
2007	18.66	0 .13	( 1 .68)	( 1 .55)	( 0 .07)	(1.35)	( 1 .42)	15 .69
2006	17.61	0 .09	2 .98	3 .07	( 0 .06)	(1.96)	( 2 .02)	18 .66
Class 2 shares
2011(c)	13.52	0 .01	0 .76	0 .77	–	–	–	14 .29
2010	10.82	0 .06	2 .73	2 .79	( 0 .09)	–	( 0 .09)	13 .52
2009	9.51	0 .07	1 .42	1 .49	( 0 .18)	–	( 0 .18)	10 .82
2008	15.68	0 .10	( 4 .57)	( 4 .47)	( 0 .11)	(1.59)	( 1 .70)	9 .51
2007(k)	18.41	0 .08	( 1 .43)	( 1 .35)	( 0 .03)	(1.35)	( 1 .38)	15 .68

120

		FINANCIAL HIGHLIGHTS (Continued)
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
		(unaudited)

			Ratio of Net
			Investment Income
	Net Assets, End of	Ratio of Expenses to	to Average Net	Portfolio
Total Return(b)	Period (in thousands)	Average Net Assets	Assets	Turnover Rate

1.37%(d)	$228,589	0.49%(e),(f)	2 .44%(e)	53 .9%(e)
4.20	224,344	0.50 (f)	2.49	85.4 (g)
9.94	74,934	0.51	3.55	24.6
(0.57)	37,975	0.52 (f)	4.05	40.1
4.50	76,165	0.50 (f)	4.56	46.8
4.59	42,466	0.61	4.30	13.0

1.35 (d)	1,668	0.74 (e),(f)	2 .19 (e)	53 .9 (e)
4.37	1,901	0.75 (f)	2.45	85.4 (g)
9.81	1,887	0.76	3.36	24.6
(1.23)	1,662	0.77 (f)	3.81	40.1
4.24	2,386	0.75 (f)	4.33	46.8
4.24	3,221	0.86	4.05	13.0

9.31 (d)	59,548	1.03 (e),(f)	(0 .79) (e)	89 .3 (e)
26.93	56,856	1.03 (f)	(0 .59)	82.2
31.74	77,315	1.02 (f)	(0 .68)	134.6
(41.15)	59,137	1.05 (f)	(0 .65)	83.8
5.00	103,626	1.01 (f)	(0 .59)	86.5 (h)
8.97	73,327	1.02	(0 .62)	77.6

9.13 (d)	3,122	1.28 (e),(f)	(1 .04) (e)	89 .3 (e)
26.69	3,015	1.28 (f)	(0 .82)	82.2
31.28	2,529	1.27 (f)	(0 .93)	134.6
(41.25)	2,102	1.30 (f)	(0 .90)	83.8
5.60 (d)	3,968	1.26 (e),(f)	(0 .84) (e)	86 .5 (e),(h)

5.89 (d)	113,359	0.99 (e),(f)	0 .44 (e)	68 .6 (e)
26.06	114,144	0.99 (f)	0.70	63.8
16.20	133,755	1.00 (f)	0.99	75.9
(31.82)	116,467	1.01 (f)	1.07	56.1
(9.52)	178,698	1.01 (f)	0.71	55.0 (j)
18.64	171,973	1.11	0.49	49.0

5.73 (d)	142	1.24 (e),(f)	0 .17 (e)	68 .6 (e)
25.81	169	1.24 (f)	0.52	63.8
15.88	104	1.25 (f)	0.74	75.9
(31.89)	101	1.26 (f)	0.78	56.1
(8 .51) (d)	237	1.26 (e),(f)	0 .48 (e)	55 .0 (e),(j)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2011
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Short-Term Bond Account.
(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT SmallCap Growth Fund.
(i)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized gain of $.07 per share from January 3, 2007 through January 8, 2007.
(j)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT SmallCap Value Fund.
(k)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized gain of $.09 per share from January 3, 2007 through January 8, 2007.

See accompanying notes.

121

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2011 (unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each accounts’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2011	Annualized
	January 1, 2011	June 30, 2011	to June 30, 2011(a)	Expense Ratio
Diversified International Account Class 1
Actual	$1,000.00	$1,044.70	$4.46	0.88%
Hypothetical	1,000.00	1,020.43	4.41	0.88

Diversified International Account Class 2
Actual	1,000.00	1,043.44	5.73	1.13
Hypothetical	1,000.00	1,019.19	5.66	1.13

Equity Income Account Class 1
Actual	1,000.00	1,065.91	2.46	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

Equity Income Account Class 2
Actual	1,000.00	1,064.67	3.74	0.73
Hypothetical	1,000.00	1,021.17	3.66	0.73

Government & High Quality Bond Account Class 1
Actual	1,000.00	1,024.27	2.51	0.50
Hypothetical	1,000.00	1,022.32	2.51	0.50

Government & High Quality Bond Account Class 2
Actual	1,000.00	1,023.07	3.76	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75

Income Account Class 1
Actual	1,000.00	1,035.70	2.52	0.50
Hypothetical	1,000.00	1,022.32	2.51	0.50

Income Account Class 2
Actual	1,000.00	1,034.66	3.78	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75

122

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2011 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2011	Annualized
	January 1, 2011	June 30, 2011	to June 30, 2011(a)	Expense Ratio
LargeCap Blend Account II Class 1
Actual	$1,000.00	$1,048.41	$3.86	0.76%
Hypothetical	1,000.00	1,021.03	3.81	0.76

LargeCap Blend Account II Class 2
Actual	1,000.00	1,047.92	5.13	1.01
Hypothetical	1,000.00	1,019.79	5.06	1.01

LargeCap Growth Account Class 1
Actual	1,000.00	1,041.01	3.49	0.69
Hypothetical	1,000.00	1,021.37	3.46	0.69

LargeCap Growth Account Class 2
Actual	1,000.00	1,039.71	4.75	0.94
Hypothetical	1,000.00	1,020.13	4.71	0.94

MidCap Blend Account Class 1
Actual	1,000.00	1,124.05	2.84	0.54
Hypothetical	1,000.00	1,022.12	2.71	0.54

MidCap Blend Account Class 2
Actual	1,000.00	1,122.50	4.16	0.79
Hypothetical	1,000.00	1,020.88	3.96	0.79

Money Market Account Class 1
Actual	1,000.00	1,000.00	1.39	0.28
Hypothetical	1,000.00	1,023.41	1.40	0.28

Money Market Account Class 2
Actual	1,000.00	1,000.00	1.39	0.28
Hypothetical	1,000.00	1,023.41	1.40	0.28

Principal Capital Appreciation Account Class 1
Actual	1,000.00	1,051.47	3.20	0.63
Hypothetical	1,000.00	1,021.67	3.16	0.63

Principal Capital Appreciation Account Class 2
Actual	1,000.00	1,049.77	4.47	0.88
Hypothetical	1,000.00	1,020.43	4.41	0.88

Real Estate Securities Account Class 1
Actual	1,000.00	1,112.79	4.66	0.89
Hypothetical	1,000.00	1,020.38	4.46	0.89

Real Estate Securities Account Class 2
Actual	1,000.00	1,112.03	5.97	1.14
Hypothetical	1,000.00	1,019.14	5.71	1.14

SAM Balanced Portfolio Class 1
Actual	1,000.00	1,048.85	1.17	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

SAM Balanced Portfolio Class 2
Actual	1,000.00	1,047.15	2.44	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

SAM Conservative Balanced Portfolio Class 1
Actual	1,000.00	1,042.53	1.22	0.24
Hypothetical	1,000.00	1,023.60	1.20	0.24

SAM Conservative Balanced Portfolio Class 2
Actual	1,000.00	1,041.17	2.48	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49

SAM Conservative Growth Portfolio Class 1
Actual	1,000.00	1,053.91	1.17	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

SAM Conservative Growth Portfolio Class 2
Actual	1,000.00	1,053.21	2.44	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

123

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2011 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2011	Annualized
	January 1, 2011	June 30, 2011	to June 30, 2011(a)	Expense Ratio
SAM Flexible Income Portfolio Class 1
Actual	$1,000.00	$1,039.69	$1.21	0.24%
Hypothetical	1,000.00	1,023.60	1.20	0.24

SAM Flexible Income Portfolio Class 2
Actual	1,000.00	1,038.84	2.48	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49

SAM Strategic Growth Portfolio Class 1
Actual	1,000.00	1,057.65	1.22	0.24
Hypothetical	1,000.00	1,023.60	1.20	0.24

SAM Strategic Growth Portfolio Class 2
Actual	1,000.00	1,056.35	2.50	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49

Short-Term Income Account Class 1
Actual	1,000.00	1,013.66	2.45	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49

Short-Term Income Account Class 2
Actual	1,000.00	1,013.51	3.69	0.74
Hypothetical	1,000.00	1,021.12	3.71	0.74

SmallCap Growth Account II Class 1
Actual	1,000.00	1,093.11	5.35	1.03
Hypothetical	1,000.00	1,019.69	5.16	1.03

SmallCap Growth Account II Class 2
Actual	1,000.00	1,091.32	6.64	1.28
Hypothetical	1,000.00	1,018.45	6.41	1.28

SmallCap Value Account I Class 1
Actual	1,000.00	1,058.87	5.05	0.99
Hypothetical	1,000.00	1,019.89	4.96	0.99

SmallCap Value Account I Class 2
Actual	1,000.00	1,057.30	6.33	1.24
Hypothetical	1,000.00	1,018.65	6.21	1.24

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

124

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Elizabeth Ballantine	Principal, EBA Associates	98	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Kristianne Blake	President, Kristianne Gates Blake,	98	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	Consultant, C.P. Damos Consulting,	98	None
Director since 2008	LLC. Formerly, CEO, The Weitz
Member, Operations Committee	Company
1954

Richard W. Gilbert	President, Gilbert Communications,	98	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	98	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Audit Committee
1960

Fritz S. Hirsch	CEO, MAM USA	98	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Audit Committee
1951

William C. Kimball	Partner, Kimball – Porter Investments	98	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Barbara A. Lukavsky	President and CEO, Barbican	98	None
Director since 1987	Enterprises, Inc.
Member, Nominating and Governance
Committee
1940

Daniel Pavelich	Retired.	98	Catalytic Inc.; Vaagen
Director since 2007			Bros. Lumber, Inc.
Member, Audit Committee
1944

125

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Director, Principal Management Corporation (the	98	None
Director, Chairman	“Manager”), Principal Shareholder Services (“PSS”) since
Member, Executive Committee	2007, Columbus Circle Investors, and Spectrum; Chairman,
1952	Principal Funds Distributor, Inc. (“PFD”) since 2007;
Acting Chairman, Princor since 2008; Senior Vice
President, Principal Life Insurance Company (“PLIC”);
Director, Currency Management Group, London affiliate
since 2008.

Nora M. Everett	President and Director, the Manager since 2008; Director,	98	None
Director, President and CEO	PFD since 2008, Princor since 2008, PSS since 2008, Edge
Member, Executive Committee	since 2008, and Principal International Holding Company,
1959	LLC since 2006; CEO, Princor since 2009; Senior Vice
President/Retirement & Investor Services, PLIC since
2008; Director, Principal Asset Management Co. (Asia)
Limited since 2008; Chairman, Principal Financial
Advisors, Inc. since 2010; Director, Principal International since 2006.

William G. Papesh	Retired December 2007. Prior thereto, President and CEO	98	None
Director	of WM Group of Funds; President and Director of Edge
Member, Operations Committee	Asset Management, Inc.
1943

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Michael J. Beer	Executive Vice President and Chief Operating Officer, the Manager; Executive
Executive Vice President	Vice President, PFD; President, Princor, PSS since 2007; Director, the Manager
711 High Street, Des Moines, IA 50392	since 2008, Princor, and PSS since 2007. Vice President – Mutual Funds and
1961	Broker Dealer, PLIC.

Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”) and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, the Manager, PFD, Princor, and PSS since 2007; Vice
Chief Compliance Officer	President/Compliance, PLIC.
711 High Street, Des Moines, IA 50392
1960

126

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Jill R. Brown	President, PFD since 2010; Chief Financial Officer, PFD, 2010. Senior Vice
Senior Vice President	President and Chief Financial Officer, the Manager, Princor, and PSS since 2007;
1100 Investment Blvd, ste 200	Director, PFD since 2007.
El Dorado Hills, CA 95762
1967

Teresa M. Button	Treasurer, PMC, Princor, PSS, and Spectrum since 2011.
Treasurer	Vice President and Treasurer, PFD, PGI, Principal Real Estate Investors, LLC
711 High Street, Des Moines, IA 50392	and Edge since 2011. Vice President and Treasurer, PLIC.
1963

Cary Fuchs	Chief Operating Officer, PFD since 2010; President, PFD 2007-2010; Senior
Senior Vice President of Distribution	Vice President/Mutual Fund Operations, PSS since 2009; Vice President/Mutual
1100 Investment Blvd, ste 200	Fund Operations, PSS 2007-2009; Director – Transfer Agent & Administrative
El Dorado Hills, CA 95762	Services, PLIC. Prior thereto, FVO, WMSS.
1957

Steve Gallaher	Assistant General Counsel, PMC since 2007, PFD since 2007, Princor since
Assistant Counsel	2007, PSS since 2007, and PLIC; Prior thereto, Second Vice President and
711 High Street, Des Moines, IA 50392	Counsel.
1955

Ernie H. Gillum	Vice President and Chief Compliance Officer, the Manager; Vice President,
Vice President, Assistant Secretary	Princor, and PSS since 2007.
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, the Manager since 2008; Princor since 2008, and PGI
Assistant Counsel	since 2008 and PLIC.
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, PGI and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, the Manager since 2009, PFD since 2009, Princor since 2009, PSS since
Assistant Counsel	2009, and PLIC. Prior thereto, Judicial Law Clerk, Iowa Supreme Court.
711 High Street, Des Moines, IA 50392
1973

Layne A. Rasmussen	Vice President and Controller – Principal Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Senior Vice President and Counsel, the Manager, Princor, PFD since 2007, and
Counsel	PSS since 2007; Vice President and Associate General Counsel, PLIC.
711 High Street, Des Moines, IA 50392
1951

Adam U. Shaikh	Counsel, the Manager since 2007, PFD, Princor since 2007, PSS since 2007, and
Assistant Counsel	PLIC; Prior thereto, practicing attorney.
711 High Street, Des Moines, IA 50392
1972

127

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Dan Westholm	Director – Treasury, the Manger, Princor 2008-2009, and PSS since 2007;
Assistant Treasurer	Director – Corporate Treasurer, PLIC.
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Vice President, the Manager since 2007 and Princor 2007-2009. Prior thereto,
Vice President and Secretary	Segment Business Manager, Pella Corporation.
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated May 1, 2011 and the Statement of Additional Information dated May 1, 2011. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, at the Principal Funds website at www.principal.com, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

128

SHAREHOLDER MEETING RESULTS

Special Meeting of Shareholders

Principal Variable Contracts Funds, Inc. – LargeCap Value Account III

Held February 28, 2011

1.	Approval of a Plan of Reorganization providing for the reorganization of the LargeCap Value Account III into the Equity Income Account:

In Favor	Opposed	Abstain
23,475,168.583	650,159.413	1,603,953.172

====================================

129

Intentionally Left Blank

Intentionally Left Blank

Intentionally Left Blank

This report must be preceded or accompanied by a current prospectus for the Principal Variable Contracts Funds, Inc.

WE’LL GIVE YOU AN EDGE® principalfunds.com

Principal Variable Contracts Funds, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group®. Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, Principal Funds, Inc., and Principal Variable Contracts Funds, Inc. are collectively referred to as Principal Funds.

MM1291B-03 | ©2011 Principal Financial Services, Inc. | 08/2011 | #t11072601ok

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Variable Contracts Funds, Inc.

By /s/ Nora M. Everett Nora M. Everett, President and CEO

Date 8/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett Nora M. Everett, President and CEO

Date 8/10/2011

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 8/10/2011